UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA			90067-6022
(Address of principal executive offices)			(Zip code)

Vincent M. Marra Senior Vice President AIG SunAmerica Asset Management Corp. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6464

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2007

Item 1. Reports to Stockholders

SEASONS SERIES TRUST

ANNUAL REPORT
MARCH 31, 2007

Table of Contents

Shareholder Letter	1

Expense Example	2

Seasons Strategies

Multi-Managed Growth Portfolio	7

Multi-Managed Moderate Growth Portfolio	29

Multi-Managed Income/Equity Portfolio	52

Multi-Managed Income Portfolio	74

Asset Allocation: Diversified Growth Portfolio	96

Stock Portfolio	142

Seasons Select

Large Cap Growth Portfolio	146

Large Cap Composite Portfolio	154

Large Cap Value Portfolio	165

Mid Cap Growth Portfolio	173

Mid Cap Value Portfolio	186

Small Cap Portfolio	197

International Equity Portfolio	224

Diversified Fixed Income Portfolio	240

Strategic Fixed Income Portfolio	258

Cash Management Portfolio	274

Seasons Focused

Focus Growth Portfolio	276

Focus TechNet Portfolio	278

Focus Growth and Income Portfolio	280

Focus Value Portfolio	282

Seasons Managed Allocation

Allocation Growth Portfolio	284

Allocation Moderate Growth Portfolio	286

Allocation Moderate Portfolio	288

Allocation Balanced Portfolio	290

Statement of Assets and Liabilities	292

Statement of Operations	300

Statement of Changes in Net Assets	304

Notes to Financial Statements	312

Financial Highlights	340

Report of Independent Registered Public Accounting Firm	355

Approval of Advisory Contracts	356

Trustees and Officers Information	365

Shareholders Tax Information	368

Comparisons: Portfolios vs. Indexes	370

Dear Investor:

We are pleased to present the annual report for the Seasons Series Trust, the underlying investment for the Seasons family of variable annuities issued by AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company. This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended March 31, 2007.

If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Thank you for the confidence you place in us with your retirement assets, and we look forward to reporting to you once again in six months.

Sincerely,

Jay S. Wintrob
President and Chief Executive Officer,
AIG SunAmerica Life Assurance Company
First SunAmerica Life Insurance Company

May 9, 2007

Note: All performance figures quoted are for the Seasons Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other entity. Past performance is no guarantee of future results.

SEASONS SERIES TRUST
EXPENSE EXAMPLE  March 31, 2007

  (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Seasons Series Trust (the "Trust''), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at October 1, 2006 and held until March 31, 2007. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts'') offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp., the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The "Actual'' section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2007'' to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended March 31, 2007'' column and the "Expense Ratio as of March 31, 2007'' column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended March 31, 2007'' would have been higher and the "Ending Account Value'' would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical'' section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended March 31, 2007'' column and the "Expense Ratio as of March 31, 2007'' column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended March 31, 2007'' would have been higher and the "Ending Account Value'' would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the "Hypothetical'' example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  March 31, 2007

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2006	Ending Account Value Using Actual Return at March 31, 2007	Expenses Paid During the Six Months Ended March 31, 2007*	Beginning Account Value at October 1, 2006	Ending Account Value Using a Hypothetical 5% Assumed Return at March 31, 2007	Expenses Paid During the Six Months Ended March 31, 2007*	Expense Ratio as of March 31, 2007*
Multi-Managed Growth@
Class 1	$1,000.00	$1,081.75	$5.29	$1,000.00	$1,019.85	$5.14	1.02%
Class 2	$1,000.00	$1,080.47	$6.07	$1,000.00	$1,019.10	$5.89	1.17%
Class 3	$1,000.00	$1,080.44	$6.59	$1,000.00	$1,018.60	$6.39	1.27%
Multi-Managed Moderate Growth@
Class 1	$1,000.00	$1,070.19	$4.80	$1,000.00	$1,020.29	$4.68	0.93%
Class 2	$1,000.00	$1,068.93	$5.57	$1,000.00	$1,019.55	$5.44	1.08%
Class 3	$1,000.00	$1,068.82	$6.09	$1,000.00	$1,019.05	$5.94	1.18%
Multi-Managed Income/ Equity@
Class 1	$1,000.00	$1,043.32	$4.69	$1,000.00	$1,020.34	$4.63	0.92%
Class 2	$1,000.00	$1,041.92	$5.45	$1,000.00	$1,019.60	$5.39	1.07%
Class 3	$1,000.00	$1,042.61	$5.96	$1,000.00	$1,019.10	$5.89	1.17%
Multi-Managed Income@
Class 1	$1,000.00	$1,035.41	$4.47	$1,000.00	$1,020.54	$4.43	0.88%
Class 2	$1,000.00	$1,033.95	$5.22	$1,000.00	$1,019.80	$5.19	1.03%
Class 3	$1,000.00	$1,033.82	$5.73	$1,000.00	$1,019.30	$5.69	1.13%
Asset Allocation: Diversified Growth#@
Class 1	$1,000.00	$1,090.64	$4.90	$1,000.00	$1,020.24	$4.73	0.94%
Class 2	$1,000.00	$1,089.44	$5.68	$1,000.00	$1,019.50	$5.49	1.09%
Class 3	$1,000.00	$1,088.65	$6.20	$1,000.00	$1,019.00	$5.99	1.19%
Stock@
Class 1	$1,000.00	$1,075.73	$4.92	$1,000.00	$1,020.19	$4.78	0.95%
Class 2	$1,000.00	$1,074.82	$5.69	$1,000.00	$1,019.45	$5.54	1.10%
Class 3	$1,000.00	$1,074.70	$6.21	$1,000.00	$1,018.95	$6.04	1.20%
Large Cap Growth@
Class 1	$1,000.00	$1,064.10	$4.73	$1,000.00	$1,020.34	$4.63	0.92%
Class 2	$1,000.00	$1,063.51	$5.50	$1,000.00	$1,019.60	$5.39	1.07%
Class 3	$1,000.00	$1,062.64	$6.02	$1,000.00	$1,019.10	$5.89	1.17%
Large Cap Composite#@
Class 1	$1,000.00	$1,068.68	$5.67	$1,000.00	$1,019.45	$5.54	1.10%
Class 2	$1,000.00	$1,068.47	$6.45	$1,000.00	$1,018.70	$6.29	1.25%
Class 3	$1,000.00	$1,068.59	$6.96	$1,000.00	$1,018.20	$6.79	1.35%
Large Cap Value@
Class 1	$1,000.00	$1,086.77	$4.63	$1,000.00	$1,020.49	$4.48	0.89%
Class 2	$1,000.00	$1,086.39	$5.41	$1,000.00	$1,019.75	$5.24	1.04%
Class 3	$1,000.00	$1,085.57	$5.93	$1,000.00	$1,019.25	$5.74	1.14%
Mid Cap Growth@
Class 1	$1,000.00	$1,115.97	$5.33	$1,000.00	$1,019.90	$5.09	1.01%
Class 2	$1,000.00	$1,114.83	$6.12	$1,000.00	$1,019.15	$5.84	1.16%
Class 3	$1,000.00	$1,114.62	$6.64	$1,000.00	$1,018.65	$6.34	1.26%
Mid Cap Value@
Class 1	$1,000.00	$1,137.79	$5.17	$1,000.00	$1,020.09	$4.89	0.97%
Class 2	$1,000.00	$1,136.75	$5.97	$1,000.00	$1,019.35	$5.64	1.12%
Class 3	$1,000.00	$1,136.55	$6.50	$1,000.00	$1,018.85	$6.14	1.22%
Small Cap#@
Class 1	$1,000.00	$1,116.06	$5.54	$1,000.00	$1,019.70	$5.29	1.05%
Class 2	$1,000.00	$1,114.06	$6.32	$1,000.00	$1,018.95	$6.04	1.20%
Class 3	$1,000.00	$1,114.63	$6.96	$1,000.00	$1,018.35	$6.64	1.32%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  March 31, 2007

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2006	Ending Account Value Using Actual Return at March 31, 2007	Expenses Paid During the Six Months Ended March 31, 2007*	Beginning Account Value at October 1, 2006	Ending Account Value Using a Hypothetical 5% Assumed Return at March 31, 2007	Expenses Paid During the Six Months Ended March 31, 2007*	Expense Ratio as of March 31, 2007*
International Equity#@
Class 1	$1,000.00	$1,150.48	$6.70	$1,000.00	$1,018.70	$6.29	1.25%
Class 2	$1,000.00	$1,149.52	$7.50	$1,000.00	$1,017.95	$7.04	1.40%
Class 3	$1,000.00	$1,148.86	$8.04	$1,000.00	$1,017.45	$7.54	1.50%
Diversified Fixed Income
Class 1	$1,000.00	$1,023.70	$3.99	$1,000.00	$1,020.99	$3.98	0.79%
Class 2	$1,000.00	$1,023.16	$4.74	$1,000.00	$1,020.24	$4.73	0.94%
Class 3	$1,000.00	$1,023.16	$5.25	$1,000.00	$1,019.75	$5.24	1.04%
Strategic Fixed Income
Class 3	$1,000.00	$1,045.42	$5.86	$1,000.00	$1,019.20	$5.79	1.15%
Cash Management
Class 1	$1,000.00	$1,023.84	$2.88	$1,000.00	$1,022.09	$2.87	0.57%
Class 2	$1,000.00	$1,023.30	$3.63	$1,000.00	$1,021.34	$3.63	0.72%
Class 3	$1,000.00	$1,022.34	$4.13	$1,000.00	$1,020.84	$4.13	0.82%
Focus Growth@
Class 1	$1,000.00	$1,097.47	$5.65	$1,000.00	$1,019.55	$5.44	1.08%
Class 2	$1,000.00	$1,095.87	$6.43	$1,000.00	$1,018.80	$6.19	1.23%
Class 3	$1,000.00	$1,095.01	$6.95	$1,000.00	$1,018.30	$6.69	1.33%
Focus TechNet#
Class 2	$1,000.00	$1,063.58	$8.49	$1,000.00	$1,016.70	$8.30	1.65%
Class 3	$1,000.00	$1,062.10	$9.00	$1,000.00	$1,016.21	$8.80	1.75%
Focus Growth & Income
Class 2	$1,000.00	$1,097.21	$6.69	$1,000.00	$1,018.55	$6.44	1.28%
Class 3	$1,000.00	$1,097.57	$7.22	$1,000.00	$1,018.05	$6.94	1.38%
Focus Value@#
Class 2	$1,000.00	$1,105.09	$6.51	$1,000.00	$1,018.75	$6.24	1.24%
Class 3	$1,000.00	$1,104.36	$7.03	$1,000.00	$1,018.25	$6.74	1.34%
Allocation Growth
Class 3	$1,000.00	$1,102.00	$0.68	$1,000.00	$1,024.28	$0.66	0.13%
Allocation Moderate Growth
Class 3	$1,000.00	$1,091.49	$0.68	$1,000.00	$1,024.28	$0.66	0.13%
Allocation Moderate
Class 3	$1,000.00	$1,079.33	$0.67	$1,000.00	$1,024.28	$0.66	0.13%
Allocation Balanced#
Class 3	$1,000.00	$1,064.64	$0.77	$1,000.00	$1,024.18	$0.76	0.15%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 365. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#  During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2007" and "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2007" and the "Expense Ratios" would have been lower.

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  March 31, 2007

  (unaudited)

@  Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2006	Ending Account Value Using Actual Return at March 31, 2007	Expenses Paid During the Six Months Ended March 31, 2007*	Beginning Account Value at October 1, 2006	Ending Account Value Using a Hypothetical 5% Assumed Return at March 31, 2007	Expenses Paid During the Six Months Ended March 31, 2007*	Expense Ratio as of March 31, 2007*
Multi-Managed Growth
Class 1	$1,000.00	$1,081.75	$5.19	$1,000.00	$1,019.95	$5.04	1.00%
Class 2	$1,000.00	$1,080.47	$5.96	$1,000.00	$1,019.20	$5.79	1.15%
Class 3	$1,000.00	$1,080.44	$6.48	$1,000.00	$1,018.70	$6.29	1.25%
Multi-Managed Moderate Growth
Class 1	$1,000.00	$1,070.19	$4.70	$1,000.00	$1,020.39	$4.58	0.91%
Class 2	$1,000.00	$1,068.93	$5.52	$1,000.00	$1,019.60	$5.39	1.07%
Class 3	$1,000.00	$1,068.82	$6.03	$1,000.00	$1,019.10	$5.89	1.17%
Multi-Managed Income/ Equity
Class 1	$1,000.00	$1,043.32	$4.69	$1,000.00	$1,020.34	$4.63	0.92%
Class 2	$1,000.00	$1,041.92	$5.45	$1,000.00	$1,019.60	$5.39	1.07%
Class 3	$1,000.00	$1,042.61	$5.96	$1,000.00	$1,019.10	$5.89	1.17%
Multi-Managed Income
Class 1	$1,000.00	$1,035.41	$4.47	$1,000.00	$1,020.54	$4.43	0.88%
Class 2	$1,000.00	$1,033.95	$5.22	$1,000.00	$1,019.80	$5.19	1.03%
Class 3	$1,000.00	$1,033.82	$5.73	$1,000.00	$1,019.30	$5.69	1.13%
Asset Allocation: Diversified Growth#
Class 1	$1,000.00	$1,090.64	$4.80	$1,000.00	$1,020.34	$4.63	0.92%
Class 2	$1,000.00	$1,089.44	$5.57	$1,000.00	$1,019.60	$5.39	1.07%
Class 3	$1,000.00	$1,088.65	$6.09	$1,000.00	$1,019.10	$5.89	1.17%
Stock
Class 1	$1,000.00	$1,075.73	$4.86	$1,000.00	$1,020.24	$4.73	0.94%
Class 2	$1,000.00	$1,074.82	$5.64	$1,000.00	$1,019.50	$5.49	1.09%
Class 3	$1,000.00	$1,074.70	$6.16	$1,000.00	$1,019.00	$5.99	1.19%
Large Cap Growth
Class 1	$1,000.00	$1,064.10	$4.68	$1,000.00	$1,020.39	$4.58	0.91%
Class 2	$1,000.00	$1,063.51	$5.45	$1,000.00	$1,019.65	$5.34	1.06%
Class 3	$1,000.00	$1,062.64	$5.97	$1,000.00	$1,019.15	$5.84	1.16%
Large Cap Composite#
Class 1	$1,000.00	$1,068.68	$5.67	$1,000.00	$1,019.45	$5.54	1.10%
Class 2	$1,000.00	$1,068.47	$6.45	$1,000.00	$1,018.70	$6.29	1.25%
Class 3	$1,000.00	$1,068.59	$6.96	$1,000.00	$1,018.20	$6.79	1.35%
Large Cap Value
Class 1	$1,000.00	$1,086.77	$4.58	$1,000.00	$1,020.54	$4.43	0.88%
Class 2	$1,000.00	$1,086.39	$5.36	$1,000.00	$1,019.80	$5.19	1.03%
Class 3	$1,000.00	$1,085.57	$5.93	$1,000.00	$1,019.25	$5.74	1.14%
Mid Cap Growth
Class 1	$1,000.00	$1,115.97	$5.33	$1,000.00	$1,019.90	$5.09	1.01%
Class 2	$1,000.00	$1,114.83	$6.12	$1,000.00	$1,019.15	$5.84	1.16%
Class 3	$1,000.00	$1,114.62	$6.64	$1,000.00	$1,018.65	$6.34	1.26%
Mid Cap Value
Class 1	$1,000.00	$1,137.79	$5.12	$1,000.00	$1,020.14	$4.84	0.96%
Class 2	$1,000.00	$1,136.75	$5.91	$1,000.00	$1,019.40	$5.59	1.11%
Class 3	$1,000.00	$1,136.55	$6.45	$1,000.00	$1,018.90	$6.09	1.21%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  March 31, 2007

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2006	Ending Account Value Using Actual Return at March 31, 2007	Expenses Paid During the Six Months Ended March 31, 2007*	Beginning Account Value at October 1, 2006	Ending Account Value Using a Hypothetical 5% Assumed Return at March 31, 2007	Expenses Paid During the Six Months Ended March 31, 2007*	Expense Ratio as of March 31, 2007*
Small Cap#
Class 1	$1,000.00	$1,116.06	$5.38	$1,000.00	$1,019.85	$5.14	1.02%
Class 2	$1,000.00	$1,114.06	$6.17	$1,000.00	$1,019.10	$5.89	1.17%
Class 3	$1,000.00	$1,114.63	$6.85	$1,000.00	$1,018.45	$6.54	1.30%
International Equity#
Class 1	$1,000.00	$1,150.48	$6.70	$1,000.00	$1,018.70	$6.29	1.25%
Class 2	$1,000.00	$1,149.52	$7.50	$1,000.00	$1,017.95	$7.04	1.40%
Class 3	$1,000.00	$1,148.86	$8.04	$1,000.00	$1,017.45	$7.54	1.50%
Focus Growth
Class 1	$1,000.00	$1,097.47	$5.54	$1,000.00	$1,019.65	$5.34	1.06%
Class 2	$1,000.00	$1,095.87	$6.32	$1,000.00	$1,018.90	$6.09	1.21%
Class 3	$1,000.00	$1,095.01	$6.89	$1,000.00	$1,018.35	$6.64	1.32%
Focus Value
Class 2	$1,000.00	$1,105.09	$6.46	$1,000.00	$1,018.80	$6.19	1.23%
Class 3	$1,000.00	$1,104.36	$7.03	$1,000.00	$1,018.25	$6.74	1.34%

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — March 31, 2007 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	7.6%
Finance-Investment Banker/Broker	6.2
Repurchase Agreements	5.9
Computers	4.7
Oil Companies-Integrated	4.2
Diversified Financial Services	3.8
Agricultural Chemicals	3.2
Casino Hotels	2.7
Federal Home Loan Mtg. Corp.	2.7
Banks-Super Regional	2.4
United States Treasury Notes	2.5
Medical-Biomedical/Gene	2.2
Medical-Drugs	2.2
Therapeutics	2.1
Telephone-Integrated	1.7
Retail-Major Department Stores	1.6
Telecom Services	1.6
Commercial Paper	1.5
Commercial Services-Finance	1.5
Advertising Sales	1.3
Banks-Commercial	1.3
Aerospace/Defense	1.1
Electric-Integrated	1.1
Oil Companies-Exploration & Production	1.1
Insurance-Multi-line	1.0
Wireless Equipment	1.0
Cable TV	0.9
Consulting Services	0.9
Consumer Products-Misc.	0.9
Electric-Generation	0.9
Entertainment Software	0.9
Metal Processors & Fabrication	0.9
Web Portals/ISP	0.9
Finance-Credit Card	0.8
Cosmetics & Toiletries	0.7
E-Commerce/Products	0.7
Optical Supplies	0.7
Agricultural Operations	0.6
Medical Instruments	0.6
Medical Products	0.6
Oil Field Machinery & Equipment	0.6
Oil Refining & Marketing	0.6
Retail-Apparel/Shoe	0.6
Sovereign	0.6
Aerospace/Defense-Equipment	0.5
Audio/Video Products	0.5
Building-MobileHome/Manufactured Housing	0.5
Casino Services	0.5
Food-Misc.	0.5
United States Treasury Bonds	0.5
Advanced Materials	0.4
Beverages-Non-alcoholic	0.4
Commercial Services	0.4
Distribution/Wholesale	0.4
Diversified Manufactured Operations	0.4
Electronic Components-Semiconductors	0.4
Finance-Other Services	0.4
Internet Financial Services	0.4
Internet Security	0.4
Medical-HMO	0.4

Multimedia	0.4%
Networking Products	0.4
Real Estate Investment Trusts	0.4
Retail-Petroleum Products	0.4
Special Purpose Entities	0.4
Transactional Software	0.4
Brewery	0.3
Circuit Boards	0.3
Computer Aided Design	0.3
Diagnostic Equipment	0.3
Finance-Mortgage Loan/Banker	0.3
Footwear & Related Apparel	0.3
Government National Mtg. Assoc.	0.3
Insurance-Property/Casualty	0.3
Internet Connectivity Services	0.3
Internet Infrastructure Equipment	0.3
Machinery-General Industrial	0.3
Medical-Hospitals	0.3
Music	0.3
Pharmacy Services	0.3
Research & Development	0.3
Retail-Discount	0.3
Retail-Drug Store	0.3
Transport-Services	0.3
Applications Software	0.2
Banks-Fiduciary	0.2
Banks-Money Center	0.2
Building & Construction Products-Misc.	0.2
Electronic Connectors	0.2
Finance-Auto Loans	0.2
Food-Retail	0.2
Internet Application Software	0.2
Mining	0.2
Office Supplies & Forms	0.2
Oil-Field Services	0.2
Real Estate Operations & Development	0.2
Retail-Catalog Shopping	0.2
Retail-Regional Department Stores	0.2
Semiconductors Components-Intergrated Circuits	0.2
Telecom Equipment-Fiber Optics	0.2
Telecommunication Equipment	0.2
Transport-Truck	0.2
Airlines	0.1
Airport Development/Maintenance	0.1
Apparel Manufacturers	0.1
Beverages-Wine/Spirits	0.1
Broadcast Services/Program	0.1
Building-Residential/Commerical	0.1
Cellular Telecom	0.1
Chemicals-Specialty	0.1
Coal	0.1
Containers-Paper/Plastic	0.1
Diversified Minerals	0.1
Diversified Operations	0.1
E-Commerce/Services	0.1
Electric Products-Misc.	0.1
Electronic Measurement Instruments	0.1
Engineering/R&D Services	0.1
Enterprise Software/Service	0.1
Food-Meat Products	0.1

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — March 31, 2007 (unaudited) (continued)

Gas-Distribution	0.1%
Human Resources	0.1
Industrial Gases	0.1
Insurance Brokers	0.1
Insurance-Life/Health	0.1
Insurance-Mutual	0.1
Medical-Wholesale Drug Distribution	0.1
Overseas Private Investment Corp.
Paper & Related Products	0.1
Patient Monitoring Equipment	0.1
Pipelines	0.1
Radio	0.1
Real Estate Management/Services	0.1
Retail-Computer Equipment	0.1
Retail-Consumer Electronics	0.1
Savings & Loans/Thrifts	0.1
Semiconductor Equipment	0.1
Television	0.1
Tobacco	0.1
103.7%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007

Security Description	Shares	Value (Note 2)
COMMON STOCK — 70.8%
Advanced Materials — 0.4%
Ceradyne, Inc.†	12,200	$667,828
Advertising Sales — 1.3%
Lamar Advertising Co., Class A	31,300	1,970,961
Aerospace/Defense — 1.1%
Boeing Co.	3,100	275,621
General Dynamics Corp.	2,900	221,560
Lockheed Martin Corp.	2,800	271,656
Northrop Grumman Corp.	1,600	118,752
Raytheon Co.	3,800	199,348
Spirit Aerosystems Holdings, Inc., Class A†	19,200	611,520
		1,698,457
Aerospace/Defense-Equipment — 0.5%
LMI Aerospace, Inc.†	34,900	650,187
United Technologies Corp.	2,700	175,500
		825,687
Agricultural Chemicals — 3.1%
Monsanto Co.	29,765	1,635,884
Potash Corp. of Saskatchewan, Inc.	14,390	2,301,393
Syngenta AG†	5,014	959,351
		4,896,628
Agricultural Operations — 0.6%
Bunge, Ltd.	12,360	1,016,239
Apparel Manufacturer — 0.1%
Coach, Inc.†	4,200	210,210
Applications Software — 0.2%
Microsoft Corp.	11,100	309,357
Audio/Video Products — 0.5%
Sony Corp. ADR	16,315	823,744
Banks-Commercial — 1.0%
Center Financial Corp.	29,100	575,307
Dearborn Bancorp, Inc.†	15,080	263,448
Marshall & Ilsley Corp.	400	18,524
SVB Financial Group†	8,600	417,874
Western Alliance Bancorp.†	8,800	273,152
		1,548,305
Banks-Fiduciary — 0.2%
The Bank of New York Co., Inc.	7,200	291,960
Banks-Super Regional — 2.2%
Bank of America Corp.	5,000	255,100
PNC Financial Services Group, Inc.	1,400	100,758
SunTrust Banks, Inc.	1,300	107,952
US Bancorp	2,100	73,437
Wachovia Corp.	2,800	154,140
Wells Fargo & Co.	79,890	2,750,613
		3,442,000
Beverages-Non-alcoholic — 0.4%
Coca-Cola Co.	6,200	297,600
PepsiCo, Inc.	6,100	387,716
		685,316
Beverages-Wine/Spirits — 0.1%
Diageo PLC ADR	2,900	234,755

Security Description	Shares	Value (Note 2)
Brewery — 0.1%
Anheuser-Busch Cos., Inc.	1,700	$85,782
Building & Construction Products-Misc. — 0.2%
NCI Building Systems, Inc.†	5,100	243,474
Building-MobileHome/ Manufactured Housing — 0.5%
Williams Scotsman International, Inc.†	36,500	717,590
Cable TV — 0.7%
Comcast Corp., Class A†	42,225	1,075,471
Casino Hotels — 2.7%
Boyd Gaming Corp.	26,140	1,245,310
Harrah's Entertainment, Inc.	24,345	2,055,935
Melco PBL Entertainment Macau, Ltd. ADR†	29,095	469,593
Trump Entertainment Resorts, Inc.†	24,800	448,136
		4,218,974
Casino Services — 0.5%
Scientific Games Corp., Class A†	10,100	331,583
Shuffle Master, Inc.†	28,000	511,000
		842,583
Circuit Boards — 0.3%
Park Electrochemical Corp.	15,000	406,800
Commercial Services — 0.4%
AerCap Holdings NV†	7,700	224,147
ICT Group, Inc.†	18,550	324,625
		548,772
Commercial Services-Finance — 1.5%
Heartland Payment Systems, Inc.	22,300	527,172
Moody's Corp.	29,175	1,810,600
		2,337,772
Computer Aided Design — 0.3%
Aspen Technology, Inc.†	31,800	413,400
Computers — 4.7%
Apple Computer, Inc.†	46,955	4,362,589
Hewlett-Packard Co.	2,100	84,294
International Business Machines Corp.	1,700	160,242
Research In Motion, Ltd.†	9,060	1,236,600
Sun Microsystems, Inc.†	253,135	1,521,341
		7,365,066
Consulting Services — 0.9%
ICF International, Inc.†	20,100	379,890
LECG Corp.†	36,300	525,624
Navigant Consulting, Inc.†	25,200	497,952
		1,403,466
Consumer Products-Misc. — 0.9%
Clorox Co.	2,000	127,380
Kimberly-Clark Corp.	19,075	1,306,447
		1,433,827
Cosmetics & Toiletries — 0.7%
Colgate-Palmolive Co.	5,700	380,703
Physicians Formula Holdings, Inc.†	6,645	125,458
Procter & Gamble Co.	10,000	631,600
		1,137,761
Data Processing/Management — 0.0%
Automatic Data Processing, Inc.	1,400	67,760

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Diagnostic Equipment — 0.3%
Home Diagnostics, Inc.†	45,800	$494,640
Distribution/Wholesale — 0.4%
WESCO International, Inc.†	10,200	640,356
Diversified Manufactured Operations — 0.4%
General Electric Co.	14,500	512,720
Honeywell International, Inc.	2,500	115,150
		627,870
E-Commerce/Products — 0.7%
NutriSystem, Inc.†	21,700	1,137,297
E-Commerce/Services — 0.1%
IAC/InterActive Corp.	2,700	101,817
Electric Products-Misc. — 0.1%
Emerson Electric Co.	5,000	215,450
Electric-Generation — 0.8%
The AES Corp.†	58,925	1,268,066
Electric-Integrated — 0.7%
Dominion Resources, Inc.	2,500	221,925
FPL Group, Inc.	4,600	281,382
PG&E Corp.	5,300	255,831
Progress Energy, Inc.	3,000	151,320
Southern Co.	5,200	190,580
		1,101,038
Electronic Components-Semiconductors — 0.4%
Advanced Micro Devices, Inc.†	3,400	44,404
Intel Corp.	5,800	110,954
NVIDIA Corp.†	3,000	86,340
QLogic Corp.†	9,400	159,800
Texas Instruments, Inc.	5,400	162,540
		564,038
Electronic Connectors — 0.2%
Thomas & Betts Corp.†	6,100	297,802
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	3,400	114,546
Engineering/R&D Services — 0.1%
Fluor Corp.	1,000	89,720
Enterprise Software/Service — 0.1%
Oracle Corp.†	9,300	168,609
Entertainment Software — 0.9%
Activision, Inc.†	19,300	365,542
Electronic Arts, Inc.†	16,500	830,940
Glu Mobile, Inc.†	13,890	138,900
		1,335,382
Finance-Credit Card — 0.8%
American Express Co.	23,310	1,314,684
Finance-Investment Banker/Broker — 5.8%
Citigroup, Inc.	6,000	308,040
Goldman Sachs Group, Inc.	11,570	2,390,709
J.P. Morgan Chase & Co.	4,400	212,872
KKR Private Equity Investors LP*	97,964	2,375,627
Lazard, Ltd.	35,550	1,783,899
Lehman Brothers Holdings, Inc.	3,700	259,259
Merrill Lynch & Co., Inc.	4,175	340,972
Morgan Stanley	3,500	275,660

Security Description	Shares	Value (Note 2)
Finance-Investment Banker/Broker (continued)
optionsXpress Holdings, Inc.	22,300	$524,942
The Bear Stearns Cos., Inc.	4,165	626,208
		9,098,188
Finance-Mortgage Loan/Banker — 0.2%
Fannie Mae	2,600	141,908
Freddie Mac	2,000	118,980
		260,888
Finance-Other Services — 0.3%
The Nasdaq Stock Market, Inc.†	17,100	502,911
Food-Misc. — 0.5%
Campbell Soup Co.	4,600	179,170
Kellogg Co.	3,000	154,290
Kraft Foods, Inc., Class A	12,200	386,252
		719,712
Food-Retail — 0.2%
The Kroger Co.	12,400	350,300
Footwear & Related Apparel — 0.3%
Steven Madden, Ltd.	16,900	493,480
Human Resources — 0.1%
Barrett Business Services, Inc.	9,800	225,890
Industrial Gases — 0.1%
Praxair, Inc.	2,900	182,584
Insurance-Multi-line — 0.8%
Hartford Financial Services Group, Inc.	1,300	124,254
HCC Insurance Holdings, Inc.	27,300	840,840
MetLife, Inc.	1,800	113,670
XL Capital, Ltd., Class A	1,600	111,936
		1,190,700
Internet Application Software — 0.2%
Art Technology Group, Inc.†	157,900	366,328
Internet Connectivity Services — 0.3%
NDS Group PLC ADR†	9,300	464,442
Internet Financial Services — 0.4%
Online Resources Corp.†	55,100	631,997
Internet Infrastructure Equipment — 0.3%
Avocent Corp.†	16,600	447,702
Internet Security — 0.4%
CheckFree Corp.†	13,300	493,297
Symantec Corp.†	3,900	67,470
		560,767
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	900	60,327
Machinery-General Industrial — 0.3%
Flow International Corp.†	41,200	442,488
Medical Instruments — 0.6%
ArthroCare Corp.†	14,100	508,164
Medtronic, Inc.	5,800	284,548
St. Jude Medical, Inc.†	3,300	124,113
		916,825
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	1,200	59,844
Medical Products — 0.6%
Baxter International, Inc.	4,000	210,680

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical Products (continued)
Johnson & Johnson	4,600	$277,196
Northstar Neuroscience, Inc.†	33,300	426,240
		914,116
Medical-Biomedical/Gene — 2.2%
Celgene Corp.†	26,520	1,391,239
Genentech, Inc.†	22,865	1,877,674
Genzyme Corp.†	2,700	162,054
		3,430,967
Medical-Drugs — 2.2%
Abbott Laboratories	5,900	329,220
Adams Respiratory Therapeutics, Inc.†	5,900	198,417
Bristol-Myers Squibb Co.	4,300	119,368
Merck & Co., Inc.	2,800	123,676
Novartis AG ADR	2,900	158,427
Pfizer, Inc.	5,800	146,508
Roche Holding AG	11,100	1,963,955
Wyeth	6,600	330,198
		3,369,769
Medical-HMO — 0.4%
Magellan Health Services, Inc.†	7,600	319,200
Sierra Health Services, Inc.†	3,100	127,627
WellPoint, Inc.†	1,300	105,430
		552,257
Medical-Hospitals — 0.3%
Health Management Assoc., Inc., Class A	36,200	393,494
Metal Processors & Fabrication — 0.9%
Dynamic Materials Corp.†	32,000	1,047,040
Precision Castparts Corp.	3,345	348,047
		1,395,087
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc., Class B	402	26,608
Mining — 0.2%
Barrick Gold Corp.	7,500	214,125
Newmont Mining Corp.	2,400	100,776
		314,901
Motion Pictures & Services — 0.0%
Dreamworks Animation SKG, Inc., Class A†	1,800	55,044
Multimedia — 0.1%
The Walt Disney Co.	4,000	137,720
Time Warner, Inc.	3,800	74,936
		212,656
Music — 0.3%
Warner Music Group Corp.	24,700	421,382
Networking Products — 0.4%
Anixter International, Inc.†	7,200	474,768
Cisco Systems, Inc.†	7,200	183,816
		658,584
Office Supplies & Forms — 0.2%
The Standard Register Co.	21,800	275,770

Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production — 1.1%
Apache Corp.	9,070	$641,249
Edge Petroleum Corp.†	24,800	310,496
EOG Resources, Inc.	9,215	657,398
XTO Energy, Inc.	700	38,367
		1,647,510
Oil Companies-Integrated — 4.1%
Chevron Corp.	3,200	236,672
ConocoPhillips	29,355	2,006,414
Exxon Mobil Corp.	6,300	475,335
Hess Corp.	13,925	772,420
Occidental Petroleum Corp.	14,690	724,364
Suncor Energy, Inc.	29,085	2,220,640
		6,435,845
Oil Field Machinery & Equipment — 0.6%
Metretek Technologies, Inc.†	65,300	871,102
Oil Refining & Marketing — 0.6%
Valero Energy Corp.	14,270	920,272
Oil-Field Services — 0.2%
Baker Hughes, Inc.	1,700	112,421
Schlumberger, Ltd.	3,700	255,670
		368,091
Optical Supplies — 0.7%
Alcon, Inc.	8,185	1,078,947
Patient Monitoring Equipment — 0.1%
Aspect Medical Systems, Inc.†	8,204	127,900
Pharmacy Services — 0.3%
Express Scripts, Inc.†	1,300	104,936
Medco Health Solutions, Inc.†	4,000	290,120
		395,056
Research & Development — 0.3%
Pharmaceutical Product Development, Inc.	15,600	525,564
Retail-Apparel/Shoe — 0.6%
Children's Place Retail Stores, Inc.†	10,300	574,328
Tween Brands, Inc.†	8,700	310,764
		885,092
Retail-Building Products — 0.0%
Home Depot, Inc.	300	11,022
Retail-Catalog Shopping — 0.2%
Coldwater Creek, Inc.†	15,900	322,452
Retail-Computer Equipment — 0.1%
GameStop Corp., Class A†	6,200	201,934
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	3,400	165,648
Retail-Discount — 0.3%
Target Corp.	3,000	177,780
Wal-Mart Stores, Inc.	7,400	347,430
		525,210
Retail-Drug Store — 0.3%
CVS Corp.	9,500	324,330
Walgreen Co.	2,100	96,369
		420,699

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Retail-Major Department Stores — 1.6%
J.C. Penney Co., Inc.	30,880	$2,537,101
Retail-Petroleum Products — 0.4%
World Fuel Services Corp.	13,900	643,014
Retail-Regional Department Stores — 0.2%
Federated Department Stores, Inc.	3,100	139,655
Kohl's Corp.†	2,200	168,542
		308,197
Semiconductor Equipment — 0.1%
Rudolph Technologies, Inc.†	13,300	231,952
Semiconductors Components-Intergrated Circuits — 0.2%
Integrated Device Technology, Inc.†	24,800	382,416
Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.†	15,700	357,018
Telecom Services — 1.5%
Allot Communications, Ltd.†	50,900	465,735
NeuStar Inc., Class A†	25,500	725,220
Time Warner Telecom, Inc., Class A†	54,525	1,132,484
		2,323,439
Telecommunication Equipment — 0.2%
Sirenza Microdevices, Inc.†	44,700	385,314
Telephone-Integrated — 1.2%
AT&T, Inc.	13,697	540,073
Level 3 Communications, Inc.†	199,235	1,215,333
Sprint Nextel Corp.	2,000	37,920
Verizon Communications, Inc.	2,000	75,840
		1,869,166
Therapeutics — 2.1%
Amylin Pharmaceuticals, Inc.†	8,885	331,944
Gilead Sciences, Inc.†	35,580	2,721,870
ImClone Systems, Inc.†	5,400	220,158
		3,273,972
Transactional Software — 0.4%
Transaction Systems Architects, Inc.†	20,700	670,473
Transport-Services — 0.2%
United Parcel Service, Inc., Class B	2,000	140,200
UTI Worldwide, Inc.	6,600	162,228
		302,428
Transport-Truck — 0.2%
Forward Air Corp.	10,900	358,392
Web Portals/ISP — 0.9%
Google, Inc., Class A†	2,905	1,330,955
Yahoo!, Inc.†	300	9,387
		1,340,342
Wireless Equipment — 1.0%
QUALCOMM, Inc.	25,325	1,080,364
Radyne Corp.†	52,700	480,624
		1,560,988
Total Common Stock (cost $94,621,444)		110,833,824

Security Description	Shares/ Principal Amount	Value (Note 2)
PREFERRED STOCK — 0.1%
Banks-Money Center — 0.1%
Santander Finance Preferred SA 5.87%*(1)	1,600	$39,450
Diversified Financial Services — 0.0%
General Electric Capital Corp. 8.00% (2)	1,000	23,960
Finance-Mortgage Loan/Banker — 0.0%
Fannie Mae Series O, 7.02%(1)	265	14,093
Special Purpose Entity — 0.0%
Structured Repackaged Asset-Backed Trust Securities 6.19%(1)	1,600	37,600
Telephone-Integrated — 0.0%
AT&T, Inc. 6.38%	800	20,064
Total Preferred Stock (cost $137,857)		135,167
ASSET BACKED SECURITIES — 3.8%
Diversified Financial Services — 3.8%
Aesop Funding II LLC, Series 2005-1A, Class A1 3.95% due 04/20/08*	$200,000	197,563
Asset Securitization Corp., Series 1997-D5, Class A1C 6.75% due 02/14/41(3)	40,340	40,587
Banc of America Commercial Mtg. Inc., Series 2005-6, Class A4 5.35% due 09/10/47(3)(4)	25,000	24,946
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6, Class A6 4.83% due 11/11/41(3)	180,000	175,094
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.21% due 02/11/44(3)	35,000	34,986
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class F 5.93% due 09/11/38*(3)(4)	25,000	24,750
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class G 5.93% due 09/11/38	25,000	24,376
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class H 5.93% due 02/11/44*(3)(4)	60,000	58,751
Capital Auto Receivables Asset Trust, Series 2003-3, Class A3A 2.96% due 01/15/08	9,963	9,945
Capital One Auto Finance Trust, Series 2003-B, Class A4 3.18% due 09/15/10	125,625	124,590
Capital One Multi-Asset Execution Trust, Series 2003-A4, Class A4 3.65% due 07/15/11	200,000	196,331
Citibank Credit Card Issuance Trust, Series 2003-A6, Class A6 2.90% due 05/17/10	200,000	195,103

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(3)(4)	$70,000	$69,943
Commercial Mtg. Pass Through Certs. Series 2004-LB2A, Class A3 4.22% due 03/10/39(5)	138,000	134,255
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.96% due 06/10/46(3)(4)	300,000	310,129
Countrywide Asset-Backed Certs. Series 2006-S6, Class A3 5.66% due 03/25/34(4)	75,000	75,082
Countrywide Home Loans, Series 2006-14, Class A3 6.25% due 09/25/36(5)	52,805	53,279
DLJ Mtg. Acceptance Corp., Series 1997-CF2, Class A1B 6.82% due 10/15/30*(3)	23,500	23,522
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(3)(4)	180,000	174,345
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(3)(4)	150,000	150,759
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 4.60% due 04/25/35(4)(5)	122,863	122,772
Harley-Davidson Motorcycle Trust, Series 2004-3, Class A2 3.20% due 05/15/12	110,396	108,118
Impac CMB Trust, Series 2005-4, Class 1A1A 5.59% due 06/25/35(1)(5)	101,308	101,519
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(3)	150,000	146,641
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class E 5.84% due 05/12/45*(3)(4)	30,000	30,483
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(3)	200,000	198,944
LB-UBS Commercial Mtg. Trust, Series 2006-C4, Class A4 6.10% due 06/15/38(3)(4)	100,000	104,290
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/11/30(3)	90,000	93,591
Merrill Lynch Mtg. Investor, Trust, Series 2004-A1, Class 3A 4.83% due 02/25/34(3)(4)	56,866	56,315
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 4.54% due 12/25/34(4)(5)	82,425	81,905

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Merrill Lynch Mtg. Investors Trust, Series 1997-C2, Class A2 6.54% due 12/10/29(3)	$5,877	$5,886
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(3)(4)	200,000	196,119
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.80% due 05/12/39(3)	300,000	305,751
Merrill Lynch/ Countrywide Commercial Mtg. Trust, Series 2007-5, Class H 6.12% due 08/25/48(6)	35,000	32,596
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(3)	305,000	296,076
Morgan Stanley Capital I, Series 2006-IQ12, Class AJ 5.40% due 12/15/43(3)	55,000	54,678
Morgan Stanley Capital I, Series 2006-IQ12, Class D 5.53% due 12/15/43(4)(5)	39,000	38,876
MortgageIT Trust, Series 2005-4, Class A1 5.60% due 10/25/35(1)(5)	174,779	174,883
Nissan Auto Receivables Owner Trust, Series 2004-A, Class A4 2.76% due 07/15/09	150,109	147,978
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.34% due 11/24/15*(6)	50,000	49,875
Peco Energy Transition Trust, Series 2001-A, Class A1 6.52% due 12/31/10	260,000	271,654
PP&L Transition Bond Co. LLC, Series 1999-1, Class A7 7.05% due 06/25/09	18,287	18,357
Providian Gateway Master Trust, Series 2004-DA, Class A 3.35% due 09/15/11*	200,000	198,359
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	135,000	131,666
USAA Auto Owner Trust, Series 2004-1, Class A4 2.67% due 10/15/10	158,114	156,630
Wachovia Bank Commercial Mtg. Trust, Series 2006-C27, Class A3 5.76% due 07/15/45(3)(4)	20,000	20,536
Wachovia Bank Commercial Mtg. Trust, Series 2006-WL7A, Class F 5.87% due 09/15/21*(1)(3)	80,000	80,016
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.54% due 03/25/35(1)(5)	170,069	167,807
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.55% due 01/25/35(1)(5)	196,997	194,953

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.11% due 09/25/36(4)(5)	$43,567	$44,103
West Penn Funding LLC Transition Bonds, Series 1999-A, Class A4 6.98% due 12/26/08	66,358	67,182
WFS Financial Owner Trust, Series 2003-4, Class A4 3.15% due 05/20/11	19,726	19,526
WFS Financial Owner Trust, Series 2004-2, Class A4 3.54% due 11/21/11	197,175	194,951
Total Asset Backed Securities (cost $6,077,949)		6,011,372
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(6)(7)(9) (cost $5,000)	5,000	5,100
CORPORATE BONDS & NOTES — 5.5%
Aerospace/Defense — 0.0%
Raytheon Co. Debentures 6.00% due 12/15/10	10,000	10,354
Raytheon Co. Senior Notes 6.75% due 08/15/07	25,000	25,107
Raytheon Co. Senior Notes 6.75% due 03/15/18	18,000	19,849
		55,310
Agricultural Chemicals — 0.0%
Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	5,000	4,975
Terra Capital, Inc. Senior Notes 7.00% due 02/01/17*	5,000	4,975
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	5,000	5,213
		15,163
Airlines — 0.1%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	14,220	13,740
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	20,000	20,450
Continental Airlines, Inc. Pass Through Certs. Series 1998-3, Class A-2 6.32% due 11/01/08	100,000	100,938
Continental Airlines, Inc. Pass Through Certs. Series 1981-A 6.65% due 03/15/19	14,846	15,402

Security Description	Principal Amount	Value (Note 2)
Airlines (continued)
Continental Airlines, Inc. Pass Through Certs. Class B 6.90% due 04/19/22	$20,000	$20,146
		170,676
Auto-Cars/Light Trucks — 0.0%
DaimlerChrysler NA Holding Corp. Company Guar. Notes 5.69% due 03/13/09(1)	10,000	10,017
DaimlerChrysler NA Holding Corp. Company Guar. Bonds 5.75% due 09/08/11	10,000	10,159
DaimlerChrysler NA Holding Corp. Company Guar. Notes 6.50% due 11/15/13	10,000	10,532
Ford Motor Co. Debentures 6.38% due 02/01/29	5,000	3,563
Ford Motor Co. Notes 7.45% due 07/16/31	30,000	23,212
General Motors Corp. Debentures 8.25% due 07/15/23	5,000	4,500
General Motors Corp. Senior Bonds 8.38% due 07/15/33	1,000	898
		62,881
Banks-Commercial — 0.1%
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	10,000	10,381
Compass Bank Notes 5.50% due 04/01/20	20,000	19,671
First Maryland Capital II 6.21% due 02/01/27(1)	18,000	17,597
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	15,000	15,091
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	20,000	19,616
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	10,000	10,226
UBS AG Sub. Notes 5.88% due 07/15/16	10,000	10,413
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	20,000	20,577
US Bank NA Notes 3.90% due 08/15/08	4,000	3,929
		127,501
Banks-Money Center — 0.0%
BankBoston Capital Trust IV 5.94% due 06/08/28(1)	22,000	21,608

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Banks-Money Center (continued)
Comerica Bank Senior Sub. Notes 5.75% due 11/21/16	$20,000	$20,052
RBS Capital Trust I Bank 4.71% due 07/01/13(1)(8)	13,000	12,422
		54,082
Banks-Special Purpose — 0.0%
Rabobank Capital Funding II Bonds 5.26% due 12/31/13*(1)(8)	10,000	9,730
Banks-Super Regional — 0.2%
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	70,000	69,257
Bank of America Corp. Sub. Notes 5.42% due 03/15/17*	16,000	15,834
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	42,000	42,426
Huntington National Bank Sub. Notes 6.60% due 06/15/18	11,000	11,687
JPMorgan Chase Sub. Notes 6.13% due 11/01/08	16,000	16,186
Wachovia Capital Trust III 5.80% due 03/15/11(1)(8)	125,000	126,490
		281,880
Brewery — 0.0%
Anheuser-Busch Cos., Inc. Bonds 6.00% due 11/01/41	25,000	24,394
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc. Senior Notes 7.65% due 09/15/10	60,000	63,356
Liberty Media LLC Senior Notes 7.75% due 07/15/09	30,000	31,400
Liberty Media LLC Bonds 7.88% due 07/15/09	40,000	41,964
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	5,000	4,800
Turner Broadcasting Senior Notes 8.38% due 07/01/13	30,000	34,178
		175,698
Building Products-Air & Heating — 0.0%
American Standard, Inc. Company Guar. Notes 7.38% due 02/01/08	9,000	9,115

Security Description	Principal Amount	Value (Note 2)
Building-Residential/Commerical — 0.1%
D.R. Horton, Inc. Company Guar. Notes 5.38% due 06/15/12	$10,000	$9,620
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	65,000	61,780
Lennar Corp. Company Guar. Notes 5.95% due 10/17/11	10,000	9,984
Pulte Homes, Inc. Company Guar. Notes 7.88% due 08/01/11	10,000	10,727
Pulte Homes, Inc. Company Guar. Bonds 8.13% due 03/01/11	40,000	43,229
		135,340
Cable TV — 0.2%
CCH I LLC Capital Corp. Company Guar. Notes 11.00% due 10/01/15	8,000	8,260
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	15,000	16,387
Comcast Cable Communications, Inc. Company Guar. Notes 8.50% due 05/01/27	15,000	18,353
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	70,000	80,050
Comcast Corp. Company Guar. Notes 5.88% due 02/15/18	20,000	20,054
Comcast Corp. Company Guar. Notes 6.50% due 01/15/15	10,000	10,547
Comcast Corp. Company Guar. Notes 6.50% due 11/15/35	60,000	60,455
Cox Communications, Inc. Senior Notes 5.45% due 12/15/14	80,000	79,027
Cox Communications, Inc. Bonds 5.50% due 10/01/15	20,000	19,668
		312,801
Casino Hotels — 0.0%
Harrah's Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	40,000	39,380
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	20,000	18,600
		57,980
Cellular Telecom — 0.1%
American Cellular Corp. Senior Notes 10.00% due 08/01/11	3,000	3,176

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
Centennial Communications Corp. Senior Notes 11.11% due 01/01/13(1)	$10,000	$10,525
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	160,000	175,075
Rural Cellular Corp. Senior Sub. Notes 9.75% due 01/15/10	10,000	10,300
		199,076
Chemicals-Diversified — 0.0%
EI Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	6,000	5,853
ICI Wilmington, Inc. Company Guar. Notes 7.05% due 09/15/07	24,000	24,146
		29,999
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	50,000	47,128
Cytec Industries, Inc. Notes 5.50% due 10/01/10	25,000	25,094
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14*	10,000	10,337
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16*	15,000	15,375
Nalco Co. Senior Notes 7.75% due 11/15/11	5,000	5,125
		103,059
Coal — 0.1%
Peabody Energy Corp. Company Guar. Notes 5.88% due 04/15/16	25,000	24,000
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/16	45,000	47,362
		71,362
Commercial Services — 0.0%
The ServiceMaster Co. Notes 7.88% due 08/15/09	8,000	8,415
Computer Services — 0.0%
Computer Sciences Corp. Notes 3.50% due 04/15/08	10,000	9,763
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	55,000	59,963
		69,726

Security Description	Principal Amount	Value (Note 2)
Consulting Services — 0.0%
FTI Consulting, Inc. Company Guar. Notes 7.63% due 06/15/13	$5,000	$5,188
Containers-Paper/Plastic — 0.1%
Pactiv Corp. Bonds 7.95% due 12/15/25	20,000	22,293
Pliant Corp. Company Guar. Notes 11.13% due 09/01/09	10,000	10,000
Sealed Air Corp. Senior Notes 5.38% due 04/15/08*	75,000	74,640
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17*	25,000	24,438
		131,371
Cosmetics & Toiletries — 0.0%
Procter & Gamble Co. Senior Notes 5.55% due 03/05/37	20,000	19,459
Direct Marketing — 0.0%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	5,000	5,138
Diversified Financial Services — 0.0%
AXA Financial, Inc. Senior Notes 6.50% due 04/01/08	10,000	10,108
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	14,000	14,261
		24,369
Diversified Manufactured Operations — 0.0%
3M Co. Notes 6.38% due 02/15/28	11,000	11,859
Crane Co. Senior Notes 6.55% due 11/15/36	28,000	27,925
		39,784
Electric-Generation — 0.0%
The AES Corp. Senior Notes 8.88% due 02/15/11	15,000	16,125
Electric-Integrated — 0.4%
American Electric Power Co., Inc. Senior Notes 4.71% due 08/16/07(2)	12,000	11,965
Appalachian Power Co. Senior Notes 5.00% due 06/01/17	12,000	11,358
Centerpoint Energy, Inc. Senior Notes 5.88% due 06/01/08	20,000	20,077

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Commonwealth Edison Co. 1st Mtg. Bonds 5.90% due 03/15/36	$14,000	$12,994
Commonwealth Edison Co. 1st Mtg. Bonds 5.95% due 08/15/16	20,000	19,578
Consumers Energy Co. 1st Mtg. Bonds 4.25% due 04/15/08	20,000	19,790
Dominion Resources, Inc. Senior Notes 5.69% due 05/15/08(2)	22,000	22,051
Dominion Resources, Inc. Junior Sub. Notes 6.30% due 09/30/66(1)	20,000	20,375
Duke Energy Corp. Senior Notes 4.20% due 10/01/08	20,000	19,697
Duke Energy Indiana, Inc. Debentures 5.00% due 09/15/13	10,000	9,731
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	30,000	30,280
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	4,473	5,110
Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	110,000	119,222
Pepco Holdings, Inc. Notes 5.50% due 08/15/07	100,000	99,961
Pepco Holdings, Inc. Notes 6.45% due 08/15/12	10,000	10,464
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	10,000	10,845
PSI Energy, Inc. Debentures 7.85% due 10/15/07	27,000	27,324
Public Service Electric & Gas Co. Sec. Notes 5.00% due 08/15/14	6,000	5,856
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	25,000	24,326
Southern Energy, Inc. Notes 7.90% due 07/15/09†(6)(7)(9)	20,000	0
Texas-New Mexico Power Co. Senior Notes 6.25% due 01/15/09	30,000	30,453
TXU Corp. Senior Notes 4.80% due 11/15/09	60,000	58,938
		590,395

Security Description	Principal Amount	Value (Note 2)
Electronic Parts Distribution — 0.0%
Avnet, Inc. Senior Notes 6.63% due 09/15/16	$40,000	$41,286
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	10,000	9,913
Enterprise Software/Service — 0.0%
Oracle Corp. Notes 5.00% due 01/15/11	9,000	8,967
Finance-Auto Loans — 0.2%
Ford Motor Credit Co. Notes 5.70% due 01/15/10	35,000	33,505
Ford Motor Credit Co. Senior Notes 5.80% due 01/12/09	3,000	2,943
Ford Motor Credit Co. Senior Notes 6.63% due 06/16/08	5,000	4,984
Ford Motor Credit Co. Notes 7.38% due 10/28/09	55,000	54,899
General Motors Acceptance Corp. Notes 6.75% due 12/01/14	20,000	19,662
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	25,000	25,024
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	92,000	91,629
		232,646
Finance-Commercial — 0.0%
Transamerica Finance Corp. Senior Notes 6.40% due 09/15/08	9,000	9,146
Finance-Consumer Loans — 0.0%
HSBC Finance Corp. Notes 4.75% due 07/15/13	16,000	15,456
John Deere Capital Corp. Debentures 5.10% due 01/15/13	12,000	11,942
		27,398
Finance-Credit Card — 0.0%
Capital One Bank Senior Notes 6.50% due 06/13/13	13,000	13,603
Finance-Investment Banker/Broker — 0.4%
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	115,000	112,270
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	120,000	121,896

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
J.P. Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	$120,000	$118,121
Lehman Brothers Holdings, Inc. Senior Notes 5.25% due 02/06/12	10,000	9,991
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	120,000	116,336
Morgan Stanley Sub. Notes 4.75% due 04/01/14	130,000	123,472
Morgan Stanley Senior Notes 5.63% due 01/09/12	10,000	10,131
The Bear Stearns Cos., Inc. Sub. Notes 5.55% due 01/22/17	10,000	9,808
		622,025
Finance-Mortgage Loan/Banker — 0.1%
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	20,000	20,160
Residential Capital LLC Company Guar. Notes 6.13% due 11/21/08	10,000	9,995
Residential Capital LLC Company Guar. Notes 6.38% due 06/30/10	34,000	33,991
Residential Capital LLC Company Guar. Notes 6.50% due 04/17/13	10,000	9,905
Residential Capital LLC Company Guar. Notes 6.88% due 06/30/15	14,000	14,125
		88,176
Finance-Other Services — 0.1%
SB Treasury Co. LLC Bonds 9.40% due 06/30/08*(1)(8)	100,000	104,646
Food-Misc. — 0.0%
Kraft Foods, Inc. Senior Bonds 5.63% due 11/01/11	10,000	10,122
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	40,000	41,564
		51,686
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	15,000	14,925
Gas-Distribution — 0.1%
Energen Corp. Notes 7.63% due 12/15/10	60,000	64,431

Security Description	Principal Amount	Value (Note 2)
Gas-Distribution (continued)
Sempra Energy Senior Notes 4.62% due 05/17/07	$19,000	$18,979
		83,410
Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(2)	1,000	823
Hotel/Motel — 0.0%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16*	40,000	39,996
Independent Power Producers — 0.0%
Calpine Corp. Sec. Notes 8.75% due 07/15/13*(10)	30,000	31,950
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	15,000	15,412
		47,362
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	10,000	9,913
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	10,000	10,372
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	50,000	50,110
		70,395
Insurance-Life/Health — 0.1%
Americo Life, Inc. Notes 7.88% due 05/01/13*	12,000	12,334
Lincoln National Corp. Jr. Sub. Bonds 7.00% due 05/17/66(1)	75,000	78,593
Monumental Global Funding II Notes 5.65% due 07/14/11*	12,000	12,241
		103,168
Insurance-Multi-line — 0.1%
Metropolitan Life Global Funding I Sec. Notes 5.75% due 07/25/11*	10,000	10,249
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	30,000	30,403
The Allstate Corp. Senior Notes 7.20% due 12/01/09	22,000	23,129
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	60,000	59,001
		122,782

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Insurance-Mutual — 0.1%
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	$70,000	$73,099
Insurance-Property/Casualty — 0.2%
Ace Capital Trust II 9.70% due 04/01/30	70,000	93,123
Crum & Forster Holdings Corp. Senior Notes 10.38% due 06/15/13	10,000	10,800
Everest Reinsurance Holdings, Inc. Notes 5.40% due 10/15/14	10,000	9,860
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	85,000	93,236
Fidelity National Title Group, Inc. Notes 7.30% due 08/15/11	22,000	22,833
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	34,000	35,149
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	60,000	59,228
W.R. Berkley Corp. Senior Sub. Notes 6.25% due 02/15/37	20,000	19,535
		343,764
Leisure Products — 0.0%
Brunswick Corp. Notes 5.00% due 06/01/11	16,000	15,635
Machinery-Farming — 0.0%
Case Corp. Notes 7.25% due 01/15/16	10,000	10,450
Medical Products — 0.0%
Baxter International, Inc. Senior Notes 5.90% due 09/01/16	10,000	10,320
Universal Hospital Services, Inc. Senior Notes 10.13% due 11/01/11	5,000	5,312
		15,632
Medical-Drugs — 0.0%
Abbott Laboratories Notes 5.88% due 05/15/16	10,000	10,345
American Home Products Corp. Notes 6.95% due 03/15/11	11,000	11,695
Eli Lilly & Co. Notes 5.50% due 03/15/27	20,000	19,270
Wyeth Bonds 5.50% due 02/01/14	16,000	16,097

Security Description	Principal Amount	Value (Note 2)
Medical-Drugs (continued)
Wyeth Notes 5.95% due 04/01/37	$10,000	$9,849
		67,256
Medical-HMO — 0.0%
WellPoint, Inc. Notes 3.75% due 12/14/07	17,324	17,131
Medical-Hospitals — 0.0%
HCA, Inc. Senior Notes 6.95% due 05/01/12	20,000	19,300
HCA, Inc. Sec. Notes 9.25% due 11/15/16*	20,000	21,575
		40,875
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	90,000	89,436
Cardinal Health, Inc. Senior Notes 5.80% due 10/15/16*	20,000	19,927
		109,363
Metal Processors & Fabrication — 0.0%
Timken Co. Notes 5.75% due 02/15/10	15,000	14,986
Metal-Aluminum — 0.0%
Alcoa, Inc. Bonds 5.90% due 02/01/27	14,000	13,663
Alcoa, Inc. Bonds 6.50% due 06/15/18	8,000	8,442
		22,105
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	5,000	5,406
Multimedia — 0.3%
Belo Corp. Senior Notes 6.75% due 05/30/13	10,000	10,516
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	26,000	27,934
News America, Inc. Debentures 7.28% due 06/30/28	95,000	102,640
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	10,000	10,825
The Walt Disney Co. Notes 5.38% due 06/01/07	100,000	100,028

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Multimedia (continued
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	$79,000	$93,383
Time Warner, Inc. Company Guar. Notes 6.75% due 04/15/11	10,000	10,539
Viacom, Inc. Senior Notes 6.25% due 04/30/16	37,000	37,509
Viacom, Inc. Senior Notes 6.88% due 04/30/36	10,000	10,080
		403,454
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	20,000	19,526
Oil Companies-Exploration & Production — 0.0%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	30,000	31,350
Devon Energy Corp. Company Guar. Debentures 7.95% due 04/15/32	20,000	23,985
		55,335
Oil Companies-Integrated — 0.1%
Hess Corp. Notes 7.13% due 03/15/33	25,000	27,045
Hess Corp. Bonds 7.88% due 10/01/29	10,000	11,535
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	33,000	36,870
		75,450
Oil Refining & Marketing — 0.0%
The Premcor Refining Group, Inc.. Company Guar. Notes 6.75% due 05/01/14	36,000	37,504
Oil-Field Services — 0.0%
Hanover Compressor Co. Senior Notes 9.00% due 06/01/14	15,000	16,237
Paper & Related Products — 0.1%
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	5,000	5,025
Plum Creek Timberlands LP Company Guar. Notes 5.88% due 11/15/15	17,000	16,891
Temple-Inland, Inc. Bonds 6.63% due 01/15/18	70,000	73,588
		95,504

Security Description	Principal Amount	Value (Note 2)
Pipelines — 0.1%
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	$20,000	$21,626
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	10,000	10,350
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	10,000	10,524
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	5,000	5,300
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17*	33,000	33,123
Enbridge Energy Partners LP Senior Notes 5.88% due 12/15/16	8,000	8,037
ONEOK Partners LP Company Guar. Notes 6.15% due 10/01/16	10,000	10,223
Southern Natural Gas Co. Notes 5.90% due 04/01/17*	6,000	6,000
Spectra Energy Capital LLC Senior Notes 6.25% due 02/15/13	90,000	92,140
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	15,000	16,500
		213,823
Precious Metals — 0.0%
Barrick Gold Finance, Inc. Company Guar. Debentures 7.50% due 05/01/07	15,000	15,023
Private Corrections — 0.0%
Corrections Corp. of America Company Guar. Notes 6.25% due 03/15/13	5,000	5,000
Publishing-Newspapers — 0.0%
Knight Ridder, Inc. Debentures 6.88% due 03/15/29	10,000	9,291
Knight Ridder, Inc. Debentures 7.15% due 11/01/27	10,000	9,545
		18,836
Radio — 0.1%
Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	92,000	95,323
Real Estate Investment Trusts — 0.4%
AvalonBay Communities, Inc. Senior Notes 5.75% due 09/15/16	20,000	20,264

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	$55,000	$55,808
Colonial Properties Trust Notes 6.25% due 06/15/14	15,000	15,499
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	40,000	39,729
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	70,000	71,755
Heritage Property Investment Trust Notes 4.50% due 10/15/09	10,000	9,811
Kimco Realty Corp. Notes 5.58% due 11/23/15	100,000	100,466
Liberty Property LP Senior Notes 7.25% due 03/15/11	25,000	26,642
Liberty Property LP Senior Notes 8.50% due 08/01/10	60,000	65,825
Mack-Cali Realty LP Bonds 5.80% due 01/15/16	10,000	10,067
New Plan Excel Realty Trust Senior Notes 4.50% due 02/01/11	18,000	17,395
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	6,000	5,898
Simon Property Group LP Notes 5.00% due 03/01/12	12,000	11,886
Simon Property Group LP Notes 5.38% due 08/28/08	8,000	8,000
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	70,000	71,340
Vornado Realty LP Notes 4.50% due 08/15/09	10,000	9,800
		540,185
Real Estate Management/Services — 0.1%
AMB Property LP Senior Notes 5.45% due 12/01/10	100,000	100,543
Real Estate Operations & Development — 0.2%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	100,000	102,100
Developers Diversified Realty Corp. Senior Notes 5.00% due 05/03/10	90,000	89,364

Security Description	Principal Amount	Value (Note 2)
Real Estate Operations & Development (continued)
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	$30,000	$29,116
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	35,000	34,069
Simon Property Group LP Notes 4.60% due 06/15/10	45,000	44,237
Simon Property Group LP Notes 5.38% due 06/01/11	70,000	70,435
		369,321
Recycling — 0.0%
Aleris International, Inc. Senior Notes 9.00% due 06/15/07*(11)	10,000	10,550
Research & Development — 0.0%
Alion Science and Technology Corp. Senior Notes 10.25% due 02/01/15*	5,000	5,150
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 5.88% due 12/16/36	20,000	19,069
Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 5.88% due 04/05/27	20,000	19,946
Retail-Drug Store — 0.0%
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	19,898	20,125
Savings & Loans/Thrifts — 0.1%
Independence Community Bank Corp. Notes 3.50% due 06/20/13(1)	11,000	10,769
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	30,000	29,501
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13	22,000	21,955
Washington Mutual Preferred Funding II Bonds 6.67% due 12/15/16*(1)(8)	24,000	23,553
Western Financial Bank Senior Debentures 9.63% due 05/15/12	22,000	23,930
		109,708
School — 0.0%
Massachusetts Institute of Technology Notes 7.25% due 11/02/96	40,000	49,938

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Special Purpose Entities — 0.2%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	$30,000	$29,381
Capital One Capital IV Company Guar. Notes 6.75% due 02/17/37	10,000	9,581
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	23,000	24,351
Cyrus Reinsurance Holdings SPC Senior Notes 6.36% due 09/01/08*(1)(6)	11,000	10,973
Farmers Exchange Capital Notes 7.05% due 07/15/28*	110,000	112,778
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	10,000	10,123
Pricoa Global Funding I Notes 5.30% due 09/27/13*	20,000	20,032
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	14,000	13,973
		231,192
Steel-Producer — 0.0%
International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	20,000	20,825
Telecom Services — 0.1%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	16,000	16,417
Qwest Corp. Senior Notes 7.50% due 10/01/14	10,000	10,550
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	80,000	92,727
		119,694
Telephone-Integrated — 0.2%
AT&T Corp. Senior Notes 7.30% due 11/15/11	14,000	15,198
CenturyTel, Inc. Senior Notes 6.00% due 04/01/17	30,000	29,712
GTE Northwest, Inc. Debentures 5.55% due 10/15/08	10,000	10,029
LCI International, Inc. Senior Notes 7.25% due 06/15/07	20,000	20,050
Level 3 Financing, Inc. Senior Notes 8.75% due 02/15/17*	5,000	5,037

Security Description	Principal Amount	Value (Note 2)
Telephone-Integrated (continued)
New England Telephone & Telegraph Co. Debentures 7.88% due 11/15/29	$10,000	$11,242
SBC Communications, Inc. Notes 5.10% due 09/15/14	60,000	58,619
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	20,000	19,918
Sprint Capital Corp. Company Guar. Notes 7.63% due 01/30/11	60,000	64,508
Sprint Capital Corp. Company Guar. Bonds 8.75% due 03/15/32	50,000	58,976
Sprint Nextel Corp. Bonds 6.00% due 12/01/16	15,000	14,762
Verizon Communications, Inc. Senior Notes 6.25% due 04/01/37	10,000	9,905
Verizon New York, Inc. Debentures 6.88% due 04/01/12	18,000	18,996
		336,952
Television — 0.1%
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	40,000	43,029
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	40,000	43,118
Paxson Communication Corp. Sec. Notes 11.61% due 01/15/13*(1)	10,000	10,425
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	5,000	4,925
		101,497
Tobacco — 0.1%
Altria Group, Inc. Senior Notes 7.00% due 11/04/13	130,000	141,178
Transport-Air Freight — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	3,132	3,218
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	49,511	54,833
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	3,252	3,403
		61,454

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Transport-Rail — 0.0%
Burlington Northern Santa Fe Corp. Debentures 7.29% due 06/01/36	$20,000	$22,329
Norfolk Southern Corp. Senior Notes 7.70% due 05/15/17	20,000	22,289
		44,618
Transport-Services — 0.1%
Federal Express Corp. Pass Through Certs. Series 1981A, Class A 6.72% due 01/15/22	61,343	66,053
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	10,000	10,076
Ryder System, Inc. Notes 5.85% due 03/01/14	5,000	4,991
Ryder System, Inc. Notes 5.85% due 11/01/16	20,000	19,828
		100,948
Total Corporate Bonds & Notes (cost $8,579,609)		8,687,980
FOREIGN CORPORATE BONDS & NOTES — 1.8%
Agricultural Chemicals — 0.1%
Agrium, Inc. Senior Notes 7.13% due 05/23/36	90,000	95,089
Airport Development/Maintenance — 0.1%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	72,158	73,609
Banks-Commercial — 0.2%
Barclays Bank PLC Sub. Notes 5.93% due 12/31/16*(1)(8)	20,000	20,481
Caisse Nationale des Caisses d'Epargne et de Prevoyance Notes 4.92% due 12/30/09(1)(8)	15,000	12,375
NIB Capital Bank Bonds 5.82% due 12/11/13*(1)(8)	10,000	9,928
Overseas-Chinese Banking Sub. Notes 7.75% due 09/06/11*	100,000	110,164
Royal Bank of Scottland Group, PLC 7.65% due 09/30/31(1)(8)	30,000	34,716
RSHB Capital Bonds 7.18% due 05/16/13	150,000	157,678
Societe Generale Sub. Notes 5.92% due 04/15/17*(1)(8)	20,000	19,988
		365,330

Security Description	Principal Amount	Value (Note 2)
Banks-Money Center — 0.1%
HBOS Capital Funding LP Company Guar. Notes 6.85% due 03/29/09(8)	$25,000	$25,283
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	100,000	101,885
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 8.38% due 04/27/09(8)	20,000	21,138
National Westminster Bank PLC Sub. Notes 7.75% due 10/16/07(1)(8)	8,000	8,076
		156,382
Beverages-Wine/Spirits — 0.0%
Diageo Capital PLC Company Guar. Notes 5.13% due 01/30/13	20,000	19,903
Brewery — 0.2%
CIA Brasileira de Bebidas Company Guar. Notes 10.50% due 12/15/11	90,000	108,000
SABMiller PLC Notes 6.50% due 07/01/16*	120,000	126,809
		234,809
Building Products-Cement — 0.0%
C8 Capital SPV, Ltd. Notes 6.64% due 12/31/14*(1)(8)	39,000	38,541
Cellular Telecom — 0.0%
America Movil SA de CV Bonds 6.38% due 03/01/35	11,000	10,836
Vodafone Group PLC Bonds 6.15% due 02/27/37	24,000	23,169
		34,005
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(6)(7)	10,000	0
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	10,000	10,333
Diversified Manufactured Operations — 0.0%
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	20,000	21,024
Diversified Minerals — 0.1%
BHP Billiton Finance, Ltd. Company Guar. Notes 5.40% due 03/29/17	20,000	19,848
Vale Overseas, Ltd. Company Guar. Bonds 6.88% due 11/21/36	75,000	77,451
		97,299

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Operations — 0.1%
Hutchison Whampoa International, Ltd. Company Guar. Notes 5.45% due 11/24/10*	$100,000	$100,576
Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	130,000	131,345
Electric-Integrated — 0.0%
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	12,000	12,845
Financial Guarantee Insurance — 0.0%
Security Capital Assurance, Ltd. Bonds 6.88% due 09/30/17*(1)(6)(8)	20,000	20,000
Food-Meat Products — 0.1%
JBS SA Senior Notes 10.50% due 08/04/16*	100,000	113,750
Gas-Distribution — 0.0%
Nakilat, Inc. Sec. Notes 6.07% due 12/31/33*	15,000	14,467
Insurance-Multi-line — 0.1%
Aegon NV Sub. Notes 5.31% due 07/15/14(1)(8)	22,000	18,724
AXA SA Sub. Notes 6.38% due 12/14/36*(1)(8)	15,000	14,398
AXA SA Sub. Notes 8.60% due 12/15/30	60,000	76,496
ING Groep NV Bonds 5.78% due 12/08/15(1)(8)	27,000	26,862
		136,480
Insurance-Property/Casualty — 0.1%
Xl Capital (Europe) PLC Company Guar. Notes 6.50% due 01/15/12	55,000	57,589
Investment Companies — 0.0%
Canadian Oil Sands, Ltd. Notes 5.80% due 08/15/13*	19,000	19,069
Medical-Drugs — 0.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	10,000	9,225
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	10,000	9,825
		19,050

Security Description	Principal Amount	Value (Note 2)
Metal-Diversified — 0.0%
Inco, Ltd. Bonds 7.20% due 09/15/32	$30,000	$32,126
Oil Companies-Exploration & Production — 0.0%
Canadian Natural Resources, Ltd. Notes 5.70% due 05/15/17	35,000	34,838
Nexen, Inc. Bonds 5.88% due 03/10/35	5,000	4,691
Nexen, Inc. Notes 7.88% due 03/15/32	4,000	4,735
		44,264
Oil Companies-Integrated — 0.0%
ConocoPhillips Canada Funding Co. Company Guar. Notes 5.95% due 10/15/36	8,000	8,089
Petro-Canada Notes 5.95% due 05/15/35	10,000	9,540
		17,629
Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	10,000	10,125
Pipelines — 0.0%
Kinder Morgan Finance Co. ULC Company Guar. Notes 5.70% due 01/05/16	18,000	16,877
Real Estate Operations & Development — 0.0%
Brookfield Asset Management, Inc. Notes 8.13% due 12/15/08	19,000	19,884
Satellite Telecom — 0.0%
Intelsat Bermuda, Ltd. Senior Notes 8.87% due 01/15/15*(1)	10,000	10,200
Intelsat, Ltd. Senior Notes 6.50% due 11/01/13	10,000	8,825
		19,025
Special Purpose Entities — 0.2%
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(8)	26,000	27,307
National Gas Co. Notes 6.05% due 01/15/36*	150,000	145,010
Rio Tinto Finance USA, Ltd. Notes 2.63% due 09/30/08	10,000	9,640
UFJ Finance Aruba AEC Bonds 6.75% due 07/15/13	100,000	107,718
		289,675

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Telecom Services — 0.0%
Telenet Group Holdings NV Disc. Notes 11.50% due 06/15/14*(2)	$15,000	$14,063
TELUS Corp. Notes 7.50% due 06/01/07	14,000	14,044
TELUS Corp. Notes 8.00% due 06/01/11	22,000	24,095
		52,202
Telephone-Integrated — 0.3%
British Telecommunications PLC Bonds 8.63% due 12/15/30	20,000	27,460
Deutsche Telekom International Finance BV Company Guar. Bonds 8.00% due 06/15/10	80,000	86,721
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30	50,000	61,933
France Telecom SA Bonds 7.75% due 03/01/11	90,000	98,053
France Telecom SA Notes 8.50% due 03/01/31	20,000	25,993
Telecom Italia Capital SA Company Guar. Notes 4.00% due 01/15/10	20,000	19,323
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	10,000	9,488
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	120,000	123,163
		452,134
Transport-Rail — 0.0%
Canadian National Railway Co. Notes 6.38% due 10/15/11	20,000	20,889
Total Foreign Corporate Bonds & Notes (cost $2,700,891)		2,746,325
FOREIGN GOVERNMENT AGENCIES — 0.6%
Sovereign — 0.6%
Federal Republic of Brazil Notes 8.00% due 01/15/18	20,000	22,590
Federal Republic of Brazil Bonds 10.50% due 07/14/14	20,000	25,700
Federal Republic of Brazil Bonds 12.50% due 01/05/16	550,000	306,861

Security Description	Principal Amount	Value (Note 2)
Sovereign (continued)
Province of Quebec Debentures 7.50% due 09/15/29	$24,000	$30,323
Republic of Argentina Bonds 5.48% due 08/03/12(1)	30,000	21,555
Republic of Argentina Notes 8.28% due 12/31/33	68,188	79,235
Republic of Turkey Notes 9.00% due 06/30/11	20,000	22,200
Republic of Turkey Senior Notes 11.88% due 01/15/30	50,000	76,750
Republic of Venezuela Notes 8.50% due 10/08/14	10,000	11,135
Republic of Venezuela Bonds 9.25% due 09/15/27	60,000	75,450
Russian Federation Bonds 7.50% due 03/31/30(2)	85,000	96,466
Russian Federation Bonds 7.50% due 03/31/30*(2)	12,000	13,620
United Mexican States Notes 6.75% due 09/27/34	95,000	103,597
Total Foreign Government Agencies (cost $803,928)		885,482
LOAN AGREEMENT — 0.0%
Finance-Auto Loans — 0.0%
Ford Motor Bank 8.36% due 12/15/13 (cost $64,838)	64,838	65,139
MUNICIPAL BONDS & NOTES — 0.0%
Southern California Public Power Authority Power Project, Series B 6.93% due 05/15/17 (cost $51,462)	50,000	56,649
U.S. GOVERNMENT AGENCIES — 10.7%
Federal Home Loan Mtg. Corp. — 2.7%
4.50% due 04/01/19	171,086	165,849
5.00% due 03/01/19	13,165	13,004
5.00% due 07/01/21	476,888	470,508
5.00% due 05/01/34	142,135	137,626
5.00% due 06/01/34	140,511	136,053
5.00% due 08/01/35	201,680	195,110
5.00% due 12/01/35	653,456	632,170
5.00% due 01/01/37	64,802	62,629
5.00% due April TBA	1,485,000	1,434,881
5.50% due 07/01/34	58,825	58,305
5.50% due April TBA	300,000	296,813

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
5.71% due 08/01/36(1)	$207,800	$208,775
5.81% due 01/01/37	73,822	74,269
5.85% due 01/01/37	49,981	50,480
6.00% due 12/01/33	79,687	80,742
6.00% due 08/01/36	77,625	78,251
6.50% due 05/01/16	5,839	5,979
6.50% due 05/01/29	6,524	6,726
6.50% due 03/01/36	41,474	42,295
6.50% due 05/01/36	1,546	1,577
7.00% due 04/01/32	11,950	12,400
7.50% due 08/01/23	1,001	1,049
7.50% due 04/01/28	5,137	5,387
8.50% due 12/01/19	42	44
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ 3.00% due 03/15/17(5)	47,966	45,469
Federal Home Loan Mtg. Corp., REMIC Series 2586, Class NK 3.50% due 08/15/16(5)	21,545	20,798
Federal Home Loan Mtg. Corp., REMIC Series 1577, Class PK 6.50% due 09/15/23(5)	20,000	20,782
Federal Home Loan Mtg. Corp., REMIC Series 1226, Class Z 7.75% due 03/15/22(5)	2,860	2,855
		4,260,826
Federal National Mtg. Assoc. — 7.6%
4.56% due 01/01/15	233,340	227,076
4.85% due 11/01/15	220,909	217,788
5.00% due 03/01/18	113,217	111,951
5.00% due 06/01/19	6,292	6,215
5.00% due 04/01/34	357,351	345,877
5.00% due 05/01/35	7,804	7,548
5.00% due 09/01/35	158,496	153,286
5.00% due 10/01/35	602,410	582,607
5.00% due April TBA	1,400,000	1,352,313
5.00% due April TBA	600,000	591,563
5.50% due 03/01/18	13,966	14,030
5.50% due 06/01/19	26,533	26,634
5.50% due 11/01/20	28,045	28,123
5.50% due 08/01/21	635,712	637,327
5.50% due 12/01/33	272,033	269,804
5.50% due 06/01/34	35,447	35,137
5.50% due 06/01/36	1,307,247	1,296,702
5.50% due 11/01/36	70,811	70,073
5.50% due 11/01/36	246,799	244,225
5.50% due 12/01/36	173,887	171,329
5.50% due 12/01/36	97,170	96,157
5.50% due April TBA	2,042,765	2,021,061
5.81% due 02/01/36(1)	45,401	45,702
5.92% due 10/01/11	50,779	52,322
6.00% due 06/01/17	28,027	28,526
6.00% due 06/01/21	388,809	395,297

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
6.00% due 08/01/21	$196,270	$199,545
6.00% due 12/01/33	67,531	68,337
6.00% due 05/01/34	4,516	4,561
6.00% due 06/01/35	6,934	6,990
6.00% due 11/01/36	168,268	168,885
6.00% due April TBA	325,000	327,336
6.34% due 01/01/08	16,265	16,248
6.36% due 07/01/08	18,909	18,942
6.43% due 01/01/08	17,511	17,499
6.50% due 08/01/17	63,291	64,837
6.50% due 09/01/26	467,950	478,538
6.50% due 09/01/32	64,850	66,673
6.50% due 04/01/34	31,695	32,489
6.50% due 07/01/36	129,241	131,842
6.50% due 08/01/36	925,092	943,709
6.56% due 07/01/11	51,734	53,913
7.00% due April TBA	219,864	226,735
		11,855,752
Government National Mtg. Assoc. — 0.3%
4.50% due 05/15/36	248,334	235,055
6.00% due 11/15/31	223,840	227,420
7.00% due 05/15/33	38,458	40,232
7.50% due 01/15/32	14,810	15,463
8.00% due 01/15/31	2,367	2,512
8.50% due 11/15/17	1,868	1,986
9.00% due 11/15/21	706	762
Government National Mtg. Assoc. Series 2005-74, Class HB 7.50% due 09/15/35(5)	777	816
Government National Mtg. Assoc. Series 2005-74, Class HC 7.50% due 09/16/35(5)	9,619	10,013
		534,259
Overseas Private Investment Corp. — 0.1%
6.99% due 01/15/09	68,331	69,174
Total U.S. Government Agencies (cost $16,778,225)		16,720,011
U.S. GOVERNMENT TREASURIES — 3.0%
United States Treasury Bonds — 0.5%
6.00% due 02/15/26	275,000	310,815
6.63% due 02/15/27	150,000	181,945
6.88% due 08/15/25	250,000	308,320
		801,080
United States Treasury Notes — 2.5%
3.63% due 07/15/09	500,000	489,746
3.88% due 05/15/09	625,000	615,894
4.25% due 08/15/14	90,000	87,978
4.50% due 02/15/09	500,000	498,672
4.50% due 11/15/10	10,000	9,992
4.63% due 11/15/16	20,000	19,941
4.75% due 12/31/08	825,000	826,096
4.88% due 08/15/16	625,000	634,912
5.13% due 06/30/11	475,000	485,502
5.13% due 05/15/16	10,000	10,339

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
5.63% due 05/15/08(12)	$150,000	$151,225
		3,830,297
Total U.S. Government Treasuries (cost $4,643,909)		4,631,377
Total Long-Term Investment Securities (cost $134,465,112)		150,778,426
SHORT-TERM INVESTMENT SECURITIES — 1.5%
Commercial Paper — 1.5%
RaboBank USA Fiancial Corp. 5.37% due 04/02/07 (cost $2,299,657)	2,300,000	2,299,657
REPURCHASE AGREEMENTS — 5.9%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 03/31/07, to be repurchased 04/01/07 in the amount of $1,050,263 and collateralized by $1,095,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 03/05/19 and having an approximate value of $1,075,838 (cost $1,050,000)	1,050,000	1,050,000
Bank of America NA Joint Repurchase Agreement(13)	3,203,000	3,203,000
State Street Bank & Trust Co. Joint Repurchase Agreement(13)	1,812,000	1,812,000
UBS Securities, LLC Joint Repurchase Agreement(13)	3,257,000	3,257,000
Total Repurchase Agreements (cost $9,322,000)		9,322,000
TOTAL INVESTMENTS (cost $146,086,769) (14)	103.7%	162,400,083
Liabilities in excess of other assets	(3.7)	(5,826,674)
NET ASSETS	100.0%	$156,573,409
BONDS & NOTES SOLD SHORT — (0.2%) U.S. Government Agencies — (0.2%)
Federal Home Loan Mtg. Corp. 5.00% due April TBA	(290,000)	$(280,213)
Federal Home Mtg. Assoc. 6.50% due April TBA	(74,000)	(75,480)
(Proceeds $(355,967))		$(355,693)

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At March 31, 2007, the aggregate value of these securities was $5,037,239 representing 3.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2007.

(2)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(3)  Commercial Mortgage Backed Security

(4)  Variable Rate Security - the rate reflected is as of March 31, 2007, maturity date reflects the stated maturity date.

(5)  Collateralized Mortgaged Obligation

(6)  Fair valued security; see Note 2

(7)  Illiquid security

(8)  Perpetual maturity - maturity date reflects the next call date.

(9)  To the extent permitted by the Statement of Additional Information, the Multi-Managed Growth Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2007, the Multi-Managed Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Principal/ Shares	Acquisition Cost	Market Value	Market Value per Share	% of Net Assets
ICO North America, Inc. 7.50% due 08/15/09	08/11/2005	5,000	$5,000	$5,100	$102.00	0.00%
Southern Energy, Inc. 7.90% due 07/15/09	01/10/06	20,000	0	0	0	0.00
				$5,100		0.00%

(10)  Company has filed Chapter 11 bankruptcy protection.

(11)  Variable Rate Security — the rate reflected is as of March 31, 2007, maturity date reflects next reset date.

(12)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(13)  See Note 2 for details of Joint Repurchase Agreements.

(14)  See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

REMIC — Real Estate Mortgage Investment Conduit

TBA — To Be Announced.

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of March 31, 2007	Unrealized Appreciation (Depreciation)
8	Long	U.S. Treasury 5 YR Notes	June 2007	$846,893	$846,375	$(518)
1	Long	U.S. Treasury Bonds	June 2007	112,875	111,250	(1,625)
2	Long	U.S. Treasury 10 YR Notes	June 2007	217,755	216,250	(1,505)
						$(3,648)

Open Foreign Bond Forward Contracts

Description	Principal Amount		Delivery Date	Value at Trade Date	Value as of March 31, 2007	Unrealized Appreciation (Depreciation)
Japanese Government Bond Series 8 1.00% due 06/10/16	JPY	126,700,000	06/07/2007	$1,076,062	$1,059,041	$(17,021)
Japanese Government Bond Series 280 1.90% due 06/20/16	JPY	(129,300,000)	06/07/2007	(1,126,018)	(1,121,847)	4,171
						$(12,850)

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Appreciation
*	USD	569,280	EUR	430,000	06/20/2007	$6,956
*	USD	64,188	KRW	60,510,000	06/20/2007	243
*	USD	192,292	NZD	275,000	06/20/2007	3,057
*	USD	1,286,741	SGD	1,955,000	06/20/2007	8,519
						18,775
Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Depreciation
*	EUR	620,000	USD	818,325	06/20/2007	$(12,527)
	BRL	130,000	USD	60,976	06/20/2007	(1,535)
*	JPY	15,400,000	USD	131,802	06/20/2007	(259)
*	KRW	178,930,000	USD	189,812	06/20/2007	(711)
*	NZD	365,000	USD	248,967	06/20/2007	(10,316)
*	SGD	995,000	USD	652,981	06/20/2007	(6,244)
*	USD	69,690	JPY	8,100,000	06/20/2007	(229)
						(31,821)
Net Unrealized Appreciation (Depreciation)						$(13,046)

*  Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

BRL — Brazil Real

EUR — Euro Dollar

JPY — Japanese Yen

KRW — South Korean Won

NZD — New Zealand Dollar

SGD — Singapore Dollar

USD — United States Dollar

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2007 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	13.3%
Repurchase Agreements	9.6
Diversified Financial Services	6.4
Finance-Investment Banker/Broker	4.9
United States Treasury Notes	4.3
Federal Home Loan Mtg. Corp.	4.0
Computers	3.2
Oil Companies-Integrated	3.1
Agricultural Chemicals	2.2
Banks-Super Regional	2.0
Casino Hotels	2.0
Medical-Drugs	1.7
Telephone-Integrated	1.7
Commercial Paper	1.6
Medical-Biomedical/Gene	1.6
Therapeutics	1.5
Banks-Commercial	1.4
Telecom Services	1.3
Commercial Services-Finance	1.1
Electric-Integrated	1.1
Retail-Major Department Stores	1.1
Aerospace/Defense	1.0
Insurance-Multi-line	0.9
Oil Companies-Exploration & Production	0.9
United States Treasury Bonds	0.9
Cable TV	0.8
Consulting Services	0.8
Wireless Equipment	0.8
Consumer Products-Misc.	0.7
Electric-Generation	0.7
Entertainment Software	0.7
Metal Processors & Fabrication	0.7
Sovereign	0.7
Special Purpose Entities	0.7
Advertising Sales	0.6
Agricultural Operations	0.6
Cosmetics & Toiletries	0.6
E-Commerce/Products	0.6
Finance-Credit Card	0.6
Real Estate Investment Trusts	0.6
Web Portals/ISP	0.6
Aerospace/Defense-Equipment	0.5
Casino Services	0.5
Food-Misc.	0.5
Insurance-Property/Casualty	0.5
Medical Instruments	0.5
Medical Products	0.5
Multimedia	0.5
Oil Field Machinery & Equipment	0.5
Optical Supplies	0.5
Retail-Apparel/Shoe	0.5
Advanced Materials	0.4
Audio/Video Products	0.4
Beverages-Non-alcoholic	0.4
Building-MobileHome/Manufactured Housing	0.4
Distribution/Wholesale	0.4
Diversified Manufactured Operations	0.4
Finance-Other Services	0.4
Internet Financial Services	0.4
Networking Products	0.4

Oil Refining & Marketing	0.4%
Real Estate Operations & Development	0.4
Retail-Petroleum Products	0.4
Transactional Software	0.4
Brewery	0.3
Commercial Services	0.3
Diagnostic Equipment	0.3
Electronic Components-Semiconductors	0.3
Finance-Auto Loans	0.3
Footwear & Related Apparel	0.3
Government National Mtg. Assoc.	0.3
Internet Connectivity Services	0.3
Internet Infrastructure Equipment	0.3
Internet Security	0.3
Medical-HMO	0.3
Research & Development	0.3
Retail-Discount	0.3
Transport-Services	0.3
Airlines	0.2
Applications Software	0.2
Banks-Fiduciary	0.2
Broadcast Services/Program	0.2
Building-Residential/Commerical	0.2
Cellular Telecom	0.2
Circuit Boards	0.2
Computer Aided Design	0.2
Electronic Connectors	0.2
Finance-Mortgage Loan/Banker	0.2
Food-Retail	0.2
Internet Application Software	0.2
Machinery-General Industrial	0.2
Medical-Hospitals	0.2
Mining	0.2
Music	0.2
Office Supplies & Forms	0.2
Oil-Field Services	0.2
Pharmacy Services	0.2
Pipelines	0.2
Retail-Catalog Shopping	0.2
Retail-Drug Store	0.2
Retail-Regional Department Stores	0.2
Semiconductors Components-Intergrated Circuits	0.2
Telecom Equipment-Fiber Optics	0.2
Telecommunication Equipment	0.2
Tobacco	0.2
Transport-Truck	0.2
Airport Development/Maintenance	0.1
Apparel Manufacturers	0.1
Auto-Cars/Light Trucks	0.1
Banks-Money Center	0.1
Beverages-Wine/Spirits	0.1
Building & Construction Products-Misc.	0.1
Chemicals-Specialty	0.1
Coal	0.1
Computer Services	0.1
Containers-Paper/Plastic	0.1
Diversified Minerals	0.1
Diversified Operations	0.1
E-Commerce/Services	0.1
Electric Products-Misc.	0.1

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2007 (unaudited) (continued)

Industry Allocation*
Electronic Measurement Instruments	0.1%
Electronic Parts Distribution	0.1
Engineering/R&D Services	0.1
Enterprise Software/Service	0.1
Food-Meat Products	0.1
Gas-Distribution	0.1
Hotel/Motel	0.1
Human Resources	0.1
Industrial Gases	0.1
Insurance Brokers	0.1
Insurance-Life/Health	0.1
Insurance-Mutual	0.1
Medical-Wholesale Drug Distribution	0.1
Paper & Related Products	0.1
Patient Monitoring Equipment	0.1
Radio	0.1
Real Estate Management/Services	0.1
Retail-Computer Equipment	0.1
Retail-Consumer Electronics	0.1
Savings & Loans/Thrifts	0.1
Schools	0.1
Semiconductor Equipment	0.1
Television	0.1
U.S Municipal Bond & Notes	0.1
107.4%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007

Security Description	Shares	Value (Note 2)
COMMON STOCK — 55.1%
Advanced Materials — 0.4%
Ceradyne, Inc.†	20,900	$1,144,066
Advertising Sales — 0.6%
Lamar Advertising Co., Class A	27,075	1,704,913
Aerospace/Defense — 1.0%
Boeing Co.	5,100	453,441
General Dynamics Corp.	5,100	389,640
Lockheed Martin Corp.	5,000	485,100
Northrop Grumman Corp.	2,600	192,972
Raytheon Co.	6,500	340,990
Spirit Aerosystems Holdings, Inc., Class A†	33,100	1,054,235
		2,916,378
Aerospace/Defense-Equipment — 0.5%
LMI Aerospace, Inc.†	60,600	1,128,978
United Technologies Corp.	4,400	286,000
		1,414,978
Agricultural Chemicals — 2.2%
Monsanto Co.	43,460	2,388,562
Potash Corp. of Saskatchewan, Inc.	19,380	3,099,443
Syngenta AG†	6,664	1,275,052
		6,763,057
Agricultural Operations — 0.5%
Bunge, Ltd.	16,680	1,371,430
Apparel Manufacturer — 0.1%
Coach, Inc.†	7,400	370,370
Applications Software — 0.2%
Microsoft Corp.	19,000	529,530
Audio/Video Products — 0.4%
Sony Corp. ADR	21,420	1,081,496
Banks-Commercial — 0.9%
Center Financial Corp.	50,000	988,500
Dearborn Bancorp, Inc.†	26,180	457,365
Marshall & Ilsley Corp.	800	37,048
SVB Financial Group†	14,900	723,991
Western Alliance Bancorp.†	15,200	471,808
		2,678,712
Banks-Fiduciary — 0.2%
The Bank of New York Co., Inc.	12,200	494,710
Banks-Super Regional — 1.7%
Bank of America Corp.	8,800	448,976
PNC Financial Services Group, Inc.	2,300	165,531
SunTrust Banks, Inc.	2,200	182,688
US Bancorp	3,700	129,389
Wachovia Corp.	5,000	275,250
Wells Fargo & Co.	110,560	3,806,581
		5,008,415
Beverages-Non-alcoholic — 0.4%
Coca-Cola Co.	10,500	504,000
PepsiCo, Inc.	10,300	654,668
		1,158,668
Beverages-Wine/Spirits — 0.1%
Diageo PLC ADR	5,000	404,750

Security Description	Shares	Value (Note 2)
Brewery — 0.0%
Anheuser-Busch Cos., Inc.	2,900	$146,334
Building & Construction Products-Misc. — 0.1%
NCI Building Systems, Inc.†	8,900	424,886
Building-MobileHome/ Manufactured Housing — 0.4%
Williams Scotsman International, Inc.†	63,400	1,246,444
Cable TV — 0.5%
Comcast Corp., Class A†	62,742	1,598,039
Casino Hotels — 1.9%
Boyd Gaming Corp.	35,295	1,681,454
Harrah's Entertainment, Inc.	32,635	2,756,026
Melco PBL Entertainment Macau, Ltd. ADR†	38,210	616,709
Trump Entertainment Resorts, Inc.†	43,000	777,010
		5,831,199
Casino Services — 0.5%
Scientific Games Corp., Class A†	17,100	561,393
Shuffle Master, Inc.†	48,100	877,825
		1,439,218
Circuit Boards — 0.2%
Park Electrochemical Corp.	26,100	707,832
Commercial Services — 0.3%
AerCap Holdings NV†	13,300	387,163
ICT Group, Inc.†	32,100	561,750
		948,913
Commercial Services-Finance — 1.1%
Heartland Payment Systems, Inc.	38,700	914,868
Moody's Corp.	39,375	2,443,612
		3,358,480
Computer Aided Design — 0.2%
Aspen Technology, Inc.†	54,300	705,900
Computers — 3.2%
Apple Computer, Inc.†	60,650	5,634,991
Hewlett-Packard Co.	3,600	144,504
International Business Machines Corp.	2,700	254,502
Research In Motion, Ltd.†	12,235	1,669,955
Sun Microsystems, Inc.†	338,180	2,032,462
		9,736,414
Consulting Services — 0.8%
ICF International, Inc.†	34,600	653,940
LECG Corp.†	62,300	902,104
Navigant Consulting, Inc.†	43,300	855,608
		2,411,652
Consumer Products-Misc. — 0.7%
Clorox Co.	3,400	216,546
Kimberly-Clark Corp.	26,195	1,794,096
		2,010,642
Cosmetics & Toiletries — 0.6%
Colgate-Palmolive Co.	10,000	667,900
Physicians Formula Holdings, Inc.†	11,401	215,251
Procter & Gamble Co.	17,200	1,086,352
		1,969,503

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Data Processing/Management — 0.0%
Automatic Data Processing, Inc.	2,200	$106,480
Diagnostic Equipment — 0.3%
Home Diagnostics, Inc.†	79,600	859,680
Distribution/Wholesale — 0.4%
WESCO International, Inc.†	17,600	1,104,928
Diversified Manufactured Operations — 0.4%
General Electric Co.	24,800	876,928
Honeywell International, Inc.	4,200	193,452
		1,070,380
E-Commerce/Products — 0.6%
NutriSystem, Inc.†	37,300	1,954,893
E-Commerce/Services — 0.1%
IAC/InterActive Corp.†	4,800	181,008
Electric Products-Misc. — 0.1%
Emerson Electric Co.	8,700	374,883
Electric-Generation — 0.5%
The AES Corp.†	76,985	1,656,717
Electric-Integrated — 0.6%
Dominion Resources, Inc.	4,400	390,588
FPL Group, Inc.	7,800	477,126
PG&E Corp.	9,000	434,430
Progress Energy, Inc.	5,200	262,288
Southern Co.	8,800	322,520
		1,886,952
Electronic Components-Semiconductors — 0.3%
Advanced Micro Devices, Inc.†	5,800	75,748
Intel Corp.	10,100	193,213
NVIDIA Corp.†	5,300	152,534
QLogic Corp.†	16,200	275,400
Texas Instruments, Inc.	9,500	285,950
		982,845
Electronic Connectors — 0.2%
Thomas & Betts Corp.†	10,500	512,610
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	5,900	198,771
Engineering/R&D Services — 0.1%
Fluor Corp.	1,700	152,524
Enterprise Software/Service — 0.1%
Oracle Corp.†	16,000	290,080
Entertainment Software — 0.7%
Activision, Inc.†	34,000	643,960
Electronic Arts, Inc.†	23,345	1,175,654
Glu Mobile, Inc.†	24,156	241,560
		2,061,174
Finance-Credit Card — 0.6%
American Express Co.	31,880	1,798,032
Finance-Investment Banker/Broker — 4.2%
Citigroup, Inc.	10,500	539,070
Goldman Sachs Group, Inc.	15,405	3,183,135
J.P. Morgan Chase & Co.	7,400	358,012
KKR Private Equity Investors LP*	130,263	3,158,878
Lazard, Ltd.	46,650	2,340,897
Lehman Brothers Holdings, Inc.	5,000	350,350

Security Description	Shares	Value (Note 2)
Finance-Investment Banker/Broker (continued)
Merrill Lynch & Co., Inc.	5,645	$461,027
Morgan Stanley	6,100	480,436
optionsXpress Holdings, Inc.	38,100	896,874
The Bear Stearns Cos., Inc.	5,810	873,534
		12,642,213
Finance-Mortgage Loan/Banker — 0.1%
Fannie Mae	4,100	223,778
Freddie Mac	3,400	202,266
		426,044
Finance-Other Services — 0.3%
The Nasdaq Stock Market, Inc.†	29,400	864,654
Food-Misc. — 0.4%
Campbell Soup Co.	8,000	311,600
Kellogg Co.	5,000	257,150
Kraft Foods, Inc., Class A	21,200	671,192
		1,239,942
Food-Retail — 0.2%
The Kroger Co.	21,600	610,200
Footwear & Related Apparel — 0.3%
Steven Madden, Ltd.†	28,900	843,880
Human Resources — 0.1%
Barrett Business Services, Inc.	16,600	382,630
Independent Power Producer — 0.0%
Dynegy, Inc., Class A	33	306
Industrial Gases — 0.1%
Praxair, Inc.	5,100	321,096
Insurance-Multi-line — 0.7%
Hartford Financial Services Group, Inc.	2,200	210,276
HCC Insurance Holdings, Inc.	47,300	1,456,840
MetLife, Inc.	3,000	189,450
XL Capital, Ltd., Class A	2,600	181,896
		2,038,462
Internet Application Software — 0.2%
Art Technology Group, Inc.†	273,600	634,752
Internet Connectivity Services — 0.3%
NDS Group PLC ADR†	15,800	789,052
Internet Financial Services — 0.4%
Online Resources Corp.†	94,900	1,088,503
Internet Infrastructure Equipment — 0.3%
Avocent Corp.†	28,500	768,645
Internet Security — 0.3%
CheckFree Corp.†	23,000	853,070
Symantec Corp.†	6,600	114,180
		967,250
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	1,600	107,248
Machinery-General Industrial — 0.2%
Flow International Corp.†	70,100	752,874
Medical Instruments — 0.5%
ArthroCare Corp.†	24,100	868,564
Medtronic, Inc.	10,100	495,506
St. Jude Medical, Inc.†	5,800	218,138
		1,582,208

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	2,100	$104,727
Medical Products — 0.5%
Baxter International, Inc.	7,100	373,957
Johnson & Johnson	8,000	482,080
Northstar Neuroscience, Inc.†	57,700	738,560
		1,594,597
Medical-Biomedical/Gene — 1.6%
Celgene Corp.†	34,640	1,817,214
Genentech, Inc.†	32,100	2,636,052
Genzyme Corp.†	4,600	276,092
		4,729,358
Medical-Drugs — 1.7%
Abbott Laboratories	10,200	569,160
Adams Respiratory Therapeutics, Inc.†	10,200	343,026
Bristol-Myers Squibb Co.	7,200	199,872
Merck & Co., Inc.	4,800	212,016
Novartis AG ADR	5,000	273,150
Pfizer, Inc.	9,900	250,074
Roche Holding AG	15,248	2,697,873
Wyeth	11,200	560,336
		5,105,507
Medical-HMO — 0.3%
Magellan Health Services, Inc.†	13,200	554,400
Sierra Health Services, Inc.†	5,100	209,967
WellPoint, Inc.†	2,200	178,420
		942,787
Medical-Hospitals — 0.2%
Health Management Assoc., Inc., Class A	63,000	684,810
Metal Processors & Fabrication — 0.7%
Dynamic Materials Corp.†	55,000	1,799,600
Precision Castparts Corp.	4,470	465,104
		2,264,704
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc., Class B	737	48,782
Mining — 0.2%
Barrick Gold Corp.	13,000	371,150
Newmont Mining Corp.	4,200	176,358
		547,508
Motion Pictures & Services — 0.0%
Dreamworks Animation SKG, Inc., Class A†	3,100	94,798
Multimedia — 0.1%
The Walt Disney Co.	6,600	227,238
Time Warner, Inc.	6,600	130,152
		357,390
Music — 0.2%
Warner Music Group Corp.	43,000	733,580

Security Description	Shares	Value (Note 2)
Networking Products — 0.4%
Anixter International, Inc.†	12,300	$811,062
Cisco Systems, Inc.†	11,900	303,807
		1,114,869
Office Supplies & Forms — 0.2%
The Standard Register Co.	37,700	476,905
Oil Companies-Exploration & Production — 0.8%
Apache Corp.	12,245	865,721
Edge Petroleum Corp.†	42,700	534,604
EOG Resources, Inc.	12,270	875,342
XTO Energy, Inc.	1,200	65,772
		2,341,439
Oil Companies-Integrated — 3.0%
Chevron Corp.	5,700	421,572
ConocoPhillips	38,875	2,657,106
Exxon Mobil Corp.	10,800	814,860
Hess Corp.	18,545	1,028,691
Occidental Petroleum Corp.	19,560	964,504
Suncor Energy, Inc.	39,930	3,048,655
		8,935,388
Oil Field Machinery & Equipment — 0.5%
Metretek Technologies, Inc.†	113,400	1,512,756
Oil Refining & Marketing — 0.4%
Valero Energy Corp.	19,215	1,239,175
Oil-Field Services — 0.2%
Baker Hughes, Inc.	2,800	185,164
Schlumberger, Ltd.	6,400	442,240
		627,404
Optical Supplies — 0.5%
Alcon, Inc.	10,950	1,443,429
Patient Monitoring Equipment — 0.1%
Aspect Medical Systems, Inc.†	14,154	220,661
Pharmacy Services — 0.2%
Express Scripts, Inc.†	2,300	185,656
Medco Health Solutions, Inc.†	7,000	507,710
		693,366
Research & Development — 0.3%
Pharmaceutical Product Development, Inc.	26,800	902,892
Retail-Apparel/Shoe — 0.5%
The Children's Place Retail Stores, Inc.†	17,700	986,952
Tween Brands, Inc.†	15,100	539,372
		1,526,324
Retail-Building Products — 0.0%
Home Depot, Inc.	500	18,370
Retail-Catalog Shopping — 0.2%
Coldwater Creek, Inc.†	27,300	553,644
Retail-Computer Equipment — 0.1%
GameStop Corp., Class A†	10,600	345,242
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	5,800	282,576

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Retail-Discount — 0.3%
Target Corp.	5,200	$308,152
Wal-Mart Stores, Inc.	12,700	596,265
		904,417
Retail-Drug Store — 0.2%
CVS Corp.	16,500	563,310
Walgreen Co.	3,700	169,793
		733,103
Retail-Major Department Stores — 1.1%
J.C. Penney Co., Inc.	40,880	3,358,701
Retail-Petroleum Products — 0.4%
World Fuel Services Corp.	23,800	1,100,988
Retail-Regional Department Stores — 0.2%
Federated Department Stores, Inc.	5,300	238,765
Kohl's Corp.†	3,800	291,118
		529,883
Semiconductor Equipment — 0.1%
Rudolph Technologies, Inc.†	22,900	399,376
Semiconductors Components- Intergrated Circuits — 0.2%
Integrated Device Technology, Inc.†	42,500	655,350
Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.†	26,300	598,062
Telecom Services — 1.2%
Allot Communications, Ltd.†	88,300	807,945
NeuStar Inc., Class A†	43,900	1,248,516
Time Warner Telecom, Inc., Class A†	73,955	1,536,045
		3,592,506
Telecommunication Equipment — 0.2%
Sirenza Microdevices, Inc.†	75,400	649,948
Telephone-Integrated — 0.9%
AT&T, Inc.	23,807	938,710
Level 3 Communications, Inc.†	264,190	1,611,559
Sprint Nextel Corp.	3,400	64,464
Verizon Communications, Inc.	3,500	132,720
		2,747,453
Therapeutics — 1.5%
Amylin Pharmaceuticals, Inc.†	12,050	450,188
Gilead Sciences, Inc.†	49,640	3,797,460
ImClone Systems, Inc.†	9,600	391,392
		4,639,040
Transactional Software — 0.4%
Transaction Systems Architects, Inc.†	35,700	1,156,323
Transport-Services — 0.2%
United Parcel Service, Inc., Class B	3,500	245,350
UTI Worldwide, Inc.	11,300	277,754
		523,104
Transport-Truck — 0.2%
Forward Air Corp.	18,500	608,280
Web Portals/ISP — 0.6%
Google, Inc., Class A†	3,850	1,763,916
Yahoo!, Inc.†	2,600	81,354
		1,845,270

Security Description	Shares/ Principal Amount	Value (Note 2)
Wireless Equipment — 0.8%
QUALCOMM, Inc.	37,405	$1,595,697
Radyne Corp.†	91,500	834,480
		2,430,177
Total Common Stock (cost $144,685,361)		166,743,814
PREFERRED STOCK — 0.1%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 5.88%*(1)	2,400	59,175
Diversified Financial Services — 0.0%
General Electric Capital Corp. 8.00%(2)	2,000	47,920
Finance-Mortgage Loan/Banker — 0.0%
Fannie Mae Series O, 7.02%(1)	432	22,974
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 6.19%(1)	2,800	65,800
Telephone-Integrated — 0.0%
AT&T, Inc. 6.38%	1,200	30,096
Total Preferred Stock (cost $230,676)		225,965
ASSET BACKED SECURITIES — 6.4%
Diversified Financial Services — 6.4%
Aesop Funding II LLC, Series 2003-3A, Class A3 3.72% due 07/20/09*	$330,000	324,697
Aesop Funding II LLC, Series 2005-1A, Class A1 3.95% due 04/20/08*	550,000	543,299
Asset Securitization Corp., Series 1997-D5, Class A1C 6.75% due 02/14/41(3)	60,509	60,881
Banc America Large Loan, Series 2006-277A, Class PAA 5.27% due 10/10/45*(3)(4)	110,000	107,325
Banc of America Commercial Mtg., Inc. Series 2005-6, Class A4 5.35% due 09/10/47(3)(4)	80,000	79,828
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6, Class A6 4.83% due 11/11/41(3)	760,000	739,286
Bear Stearns Commercial Mtg. Securities, Inc. Series 2007-PW15, Class A2 5.21% due 02/11/44(3)	55,000	54,978
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class F 5.75% due 09/11/38*(3)(4)	60,000	59,400
Bear Stearns Commercial Mtg. Securities, Inc. Series 2007-PW15, Class H 5.93% due 02/11/44*(3)(4)	105,000	102,815

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class G 5.75% due 09/11/38	$25,000	$24,376
Cabela's Credit Card Master Trust Series 2006-3A, Class A1 5.26% due 10/15/14*	550,000	555,911
Capital One Auto Finance Trust, Series 2003-B, Class A4 3.18% due 09/15/10	304,642	302,131
Capital One Multi-Asset Execution Trust, Series 2003-A4, Class A4 3.65% due 07/15/11	430,000	422,112
Capital One Prime Auto Receivables Trust, Series 2003-2, Class A4 2.88% due 06/15/10	216,930	216,706
Citibank Credit Card Issuance Trust, Series 2003-A6, Class A6 2.90% due 05/17/10	485,000	473,125
Citibank Credit Card Issuance Trust, Series 2004-A4, Class A4 3.20% due 08/24/09	300,000	297,524
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.40% due 07/15/44(3)(4)	225,000	224,817
Commercial Mtg. Pass Through Certs. Series 2004-LB2A, Class A3 4.22% due 03/10/39(3)	228,000	221,812
Commercial Mtg. Pass Through Certs. Series 2006-C7, Class A4 5.96% due 06/10/46(3)(4)	1,100,000	1,137,139
Countrywide Asset-Backed Certs. Series 2006-S6, Class A3 5.66% due 03/25/34(4)	110,000	110,121
Countrywide Home Loans, Series 2006-14, Class A3 6.25% due 09/25/36(5)	175,092	176,663
Daimler Chrysler Auto Trust, Series 2004-B, Class A3 3.18% due 09/08/08	21,192	21,139
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(3)(4)	760,000	736,124
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(3)(4)	500,000	502,529
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 4.60% due 04/25/35(4)(5)	409,543	409,239
Harley-Davidson Motorcycle Trust Series 2004-3, Class A2 3.20% due 05/15/12	619,178	606,402
Hertz Vehicle Financing LLC, Series 2004-1A, Class A3 2.85% due 05/25/09*	450,000	441,051

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Household Automotive Trust, Series 2003-2, Class A4 3.02% due 12/17/10	$92,771	$91,757
Impac CMB Trust, Series 2005-4, Class 1A1A 5.59% due 05/25/35(1)(5)	360,206	360,957
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(3)	450,000	439,922
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class E 5.84% due 05/12/45*(3)(4)	50,000	50,805
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(3)	650,000	646,568
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/11/30(3)	210,000	218,378
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 4.54% due 12/25/34(4)(5)	267,880	266,193
Merrill Lynch Mtg. Investors Trust, Series 2004-A1, Class 3A 4.83% due 02/25/34(4)(5)	98,900	97,942
Merrill Lynch Mtg. Investors Trust, Series 1997-C2, Class A2 6.54% due 12/10/29(3)	17,631	17,657
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(3)(4)	725,000	710,931
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.80% due 05/12/39(3)(4)	1,100,000	1,121,086
Merrill Lynch/ Countrywide Commercial Mtg. Trust, Series 2007-5, Class H 6.12% due 08/12/48(6)	50,000	46,566
Morgan Stanley Capital I Series 1998-WF2, Class A2 6.54% due 05/15/08(3)	139,281	140,413
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(3)	1,010,000	980,449
Morgan Stanley Capital I, Series 2006-IQ12, Class AJ 5.40% due 12/15/43(3)	95,000	94,444
Morgan Stanley Capital I, Series 2006-IQ12, Class D 5.53% due 12/15/43(3)(4)	65,000	64,793
MortgageIT Trust, Series 2005-4, Class A1 5.60% due 10/25/35(1)(5)	551,525	551,854
Nissan Auto Receivables Owner Trust, Series 2004-A, Class A4 2.76% due 07/15/09	364,015	358,846

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Ocwen Advance Receivables Backed Notes Series 2006-1A 5.34% due 11/24/15*(6)	$80,000	$79,800
Peco Energy Transition Trust, Series 2001-A, Class A1 6.52% due 12/31/10	760,000	794,065
PP&L Transition Bond Co. LLC, Series 1999-1, Class A7 7.05% due 06/25/09	33,785	33,913
Providian Gateway Master Trust, Series 2004-DA, Class A 3.35% due 09/15/11*	450,000	446,307
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	200,000	195,061
USAA Auto Owner Trust, Series 2004-1, Class A4 2.67% due 10/15/10	383,427	379,828
Wachovia Bank Commercial Mtg. Trust, Series 2006-C27, Class A3 5.76% due 07/15/45(3)(4)	40,000	41,072
Wachovia Bank Commercial Mtg. Trust, Series 2006-WL7A, Class F 5.87% due 09/15/21*(1)(3)	140,000	140,027
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.54% due 03/25/35(1)(5)	539,784	532,604
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.59% due 01/25/35(1)(5)	633,206	626,634
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.11% due 09/25/36(4)(5)	69,707	70,565
West Penn Funding LLC Transition Bonds, Series 1999-A, Class A4 6.98% due 12/26/08	348,378	352,705
WFS Financial Owner Trust Series 2003-4, Class A4 3.15% due 05/20/11	239,178	236,748
World Omni Auto Receivables Trust, Series 2003-B, Class A4 2.87% due 11/15/10	120,712	119,400
Total Asset Backed Securities (cost $19,485,878)		19,259,720
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(6)(7)(8) (cost $5,000)	5,000	5,100
CORPORATE BONDS & NOTES — 8.2%
Aerospace/Defense — 0.0%
Raytheon Co. Debentures 6.00% due 12/15/10	15,000	15,530
Raytheon Co. Senior Notes 6.75% due 08/15/07	42,000	42,180

Security Description	Principal Amount	Value (Note 2)
Aerospace/Defense (continued)
Raytheon Co. Senior Notes 6.75% due 03/15/18	$36,000	$39,699
		97,409
Agricultural Chemicals — 0.0%
Terra Capital, Inc. Senior Notes 7.00% due 02/01/17*	5,000	4,975
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	15,000	15,638
		20,613
Airlines — 0.2%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	46,214	44,654
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	40,000	40,900
Continental Airlines, Inc. Pass Through Certs. Series 1998-3, Class A-2 6.32% due 11/01/08	300,000	302,813
Continental Airlines, Inc. Pass Through Certs. Series 1981-A 6.65% due 03/15/19	55,673	57,760
Continental Airlines, Inc. Pass Through Certs. Class B 6.90% due 04/19/22	60,000	60,439
		506,566
Auto-Cars/Light Trucks — 0.1%
DaimlerChrysler NA Holding Corp. Company Guar. Notes 5.69% due 03/13/09(1)	20,000	20,035
DaimlerChrysler NA Holding Corp. Company Guar. Bonds 5.75% due 09/08/11	15,000	15,239
DaimlerChrysler NA Holding Corp. Company Guar. Notes 6.50% due 11/15/13	50,000	52,658
Ford Motor Co. Debentures 6.38% due 02/01/29	15,000	10,687
Ford Motor Co. Notes 7.45% due 07/16/31	120,000	92,850
General Motors Corp. Debentures 8.25% due 07/15/23	20,000	18,000
General Motors Corp. Senior Bonds 8.38% due 07/15/33	1,000	898
		210,367
Banks-Commercial — 0.1%
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	20,000	20,762

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Compass Bank Notes 5.50% due 04/01/20	$30,000	$29,507
First Maryland Capital II 6.21% due 02/01/27(1)	28,000	27,373
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	23,000	23,139
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	30,000	29,423
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	15,000	15,340
UBS AG Sub. Notes 5.88% due 07/15/16	15,000	15,620
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	30,000	30,866
US Bank NA Notes 3.90% due 08/15/08	4,000	3,929
		195,959
Banks-Money Center — 0.0%
BankBoston Capital Trust IV 5.94% due 06/08/28(1)	31,000	30,448
Comerica Bank Senior Sub. Notes 5.75% due 11/21/16	40,000	40,103
RBS Capital Trust I Bank 4.71% due 07/01/13(1)(9)	19,000	18,156
		88,707
Banks-Special Purpose — 0.0%
Rabobank Capital Funding II Bonds 5.26% due 12/31/13*(1)(9)	20,000	19,459
Banks-Super Regional — 0.3%
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	160,000	158,301
Bank of America Corp. Sub. Notes 5.42% due 03/15/17*	332,000	329,333
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	74,000	74,750
Huntington National Bank Sub. Notes 6.60% due 06/15/18	17,000	18,062
JPMorgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	25,000	25,291
Wachovia Capital Trust III 5.80% due 03/15/11(1)(9)	385,000	389,592
		995,329
Brewery — 0.0%
Anheuser-Busch Cos., Inc. Bonds 6.00% due 11/01/41	37,000	36,103

Security Description	Principal Amount	Value (Note 2)
Broadcast Services/Program — 0.2%
Clear Channel Communications, Inc. Senior Notes 7.65% due 09/15/10	$250,000	$263,981
Liberty Media LLC Senior Notes 7.75% due 07/15/09	230,000	240,736
Liberty Media LLC Bonds 7.88% due 07/15/09	20,000	20,982
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	10,000	9,600
Turner Broadcasting Senior Notes 8.38% due 07/01/13	120,000	136,712
		672,011
Building Products-Air & Heating — 0.0%
American Standard, Inc. Company Guar. Notes 7.38% due 02/01/08	13,000	13,166
Building-Residential/Commerical — 0.2%
D.R. Horton, Inc. Company Guar. Notes 5.38% due 06/15/12	35,000	33,670
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	215,000	204,349
Lennar Corp. Company Guar. Notes 5.95% due 10/17/11	20,000	19,969
Pulte Homes, Inc. Company Guar. Notes 7.88% due 08/01/11	40,000	42,908
Pulte Homes, Inc. Company Guar. Bonds 8.13% due 03/01/11	145,000	156,705
		457,601
Cable TV — 0.3%
AT&T Broadband, Inc. Company Guar. Notes 8.38% due 03/15/13	230,000	263,021
CCH I LLC Company Guar. Notes 11.00% due 10/01/15	12,000	12,390
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	25,000	27,312
Comcast Cable Communications, Inc. Company Guar. Notes 8.50% due 05/01/27	35,000	42,825
Comcast Corp. Company Guar. Notes 5.88% due 02/15/18	30,000	30,081
Comcast Corp. Company Guar. Notes 6.50% due 01/15/15	20,000	21,095
Comcast Corp. Company Guar. Notes 6.50% due 11/15/35	200,000	201,515

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Cable TV (continued)
Cox Communications, Inc. Senior Notes 5.45% due 12/15/14	$270,000	$266,715
Cox Communications, Inc. Bonds 5.50% due 10/01/15	30,000	29,501
		894,455
Casino Hotels — 0.1%
Harrah's Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	130,000	127,985
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	35,000	32,550
		160,535
Cellular Telecom — 0.2%
American Cellular Corp. Senior Notes 10.00% due 08/01/11	5,000	5,294
Centennial Communications Corp. Senior Notes 11.11% due 01/01/13(1)	25,000	26,312
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	540,000	590,877
Rural Cellular Corp. Senior Sub. Notes 9.75% due 01/15/10	20,000	20,600
		643,083
Chemicals-Diversified — 0.0%
EI Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	9,000	8,779
ICI Wilmington, Inc. Company Guar. Notes 7.05% due 09/15/07	36,000	36,219
		44,998
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	175,000	164,947
Cytec Industries, Inc. Notes 5.50% due 10/01/10	85,000	85,320
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14*	15,000	15,506
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16*	35,000	35,875
Nalco Co. Senior Notes 7.75% due 11/15/11	10,000	10,250
		311,898

Security Description	Principal Amount	Value (Note 2)
Coal — 0.1%
Peabody Energy Corp. Company Guar. Notes 5.88% due 04/15/16	$80,000	$76,800
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/16	180,000	189,450
		266,250
Commercial Services — 0.0%
The ServiceMaster Co. Notes 7.88% due 08/15/09	12,000	12,623
Computer Services — 0.1%
Computer Sciences Corp. Notes 3.50% due 04/15/08	15,000	14,645
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	205,000	223,499
		238,144
Consulting Services — 0.0%
FTI Consulting, Inc. Company Guar. Notes 7.63% due 06/15/13	15,000	15,563
Containers-Paper/Plastic — 0.1%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	10,000	10,000
Pactiv Corp. Bonds 7.95% due 12/15/25	55,000	61,306
Pliant Corp. Company Guar. Notes 11.13% due 09/01/09	19,000	19,000
Sealed Air Corp. Senior Notes 5.38% due 04/15/08*	195,000	194,064
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17*	50,000	48,875
		333,245
Cosmetics & Toiletries — 0.0%
Procter & Gamble Co. Senior Notes 5.55% due 03/05/37	40,000	38,917
Direct Marketing — 0.0%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	10,000	10,275
Diversified Financial Services — 0.0%
AXA Financial, Inc. Senior Notes 6.50% due 04/01/08	15,000	15,162
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	21,000	21,392
		36,554

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Diversified Manufactured Operations — 0.0%
3M Co. Notes 6.38% due 02/15/28	$22,000	$23,719
Crane Co. Senior Notes 6.55% due 11/15/36	42,000	41,888
		65,607
Electric-Generation — 0.0%
The AES Corp. Senior Notes 8.88% due 02/15/11	25,000	26,875
Electric-Integrated — 0.5%
American Electric Power Co., Inc. Senior Notes 4.71% due 08/16/07(2)	18,000	17,947
Appalachian Power Co. Senior Notes 5.00% due 06/01/17	18,000	17,037
Centerpoint Energy, Inc. Senior Notes 5.88% due 06/01/08	30,000	30,116
Commonwealth Edison Co. 1st Mtg. Bonds 5.90% due 03/15/36	28,000	25,988
Commonwealth Edison Co. 1st Mtg. Bonds 5.95% due 08/15/16	30,000	29,367
Consumers Energy Co. 1st Mtg. Bonds 4.25% due 04/15/08	30,000	29,685
Dominion Resources, Inc. Senior Notes 5.69% due 05/15/08(2)	33,000	33,077
Dominion Resources, Inc. Junior Sub. Notes 6.30% due 09/30/11(1)	34,000	34,638
Duke Energy Corp. Senior Notes 4.20% due 10/01/08	30,000	29,546
Duke Energy Indiana, Inc. Debentures 5.00% due 09/15/13	20,000	19,463
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	45,000	45,420
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	8,945	10,220
Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	390,000	422,695
Pepco Holdings, Inc. Notes 5.50% due 08/15/07	260,000	259,898
Pepco Holdings, Inc. Notes 6.45% due 08/15/12	15,000	15,696

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	$15,000	$16,267
PSI Energy, Inc. Debentures 7.85% due 10/15/07	44,000	44,528
Public Service Electric & Gas Co. Sec. Notes 5.00% due 08/15/14	18,000	17,566
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	43,000	41,841
Southern Energy, Inc. Notes 7.90% due 07/15/09†(6)(7)(8)	25,000	0
Texas-New Mexico Power Co. Senior Notes 6.25% due 01/15/09	100,000	101,509
TXU Corp. Senior Notes 4.80% due 11/15/09	200,000	196,461
		1,438,965
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	15,000	15,638
Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 6.63% due 09/15/16	150,000	154,824
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	15,000	14,869
Enterprise Software/Service — 0.0%
Oracle Corp. Notes 5.00% due 01/15/11	14,000	13,948
Finance-Auto Loans — 0.2%
Ford Motor Credit Co. Notes 5.70% due 01/15/10	120,000	114,873
Ford Motor Credit Co. Senior Notes 5.80% due 01/12/09	12,000	11,771
Ford Motor Credit Co. Senior Notes 6.63% due 06/16/08	10,000	9,968
Ford Motor Credit Co. Notes 7.38% due 10/28/09	145,000	144,734
General Motors Acceptance Corp. Notes 6.75% due 12/01/14	30,000	29,493
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	50,000	50,048

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Finance-Auto Loans (continued)
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	$313,000	$311,739
		672,626
Finance-Commercial — 0.0%
Transamerica Finance Corp. Senior Notes 6.40% due 09/15/08	14,000	14,227
Finance-Consumer Loans — 0.0%
HSBC Finance Corp. Notes 4.75% due 07/15/13	32,000	30,911
John Deere Capital Corp. Debentures 5.10% due 01/15/13	24,000	23,884
		54,795
Finance-Credit Card — 0.0%
Capital One Bank Senior Sub. Notes 6.50% due 06/13/13	25,000	26,160
Finance-Investment Banker/Broker — 0.7%
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	397,000	387,575
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	410,000	416,477
J.P. Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	425,000	418,346
Lehman Brothers Holdings, Inc. Senior Notes 5.25% due 02/06/12	20,000	19,982
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	360,000	349,007
Morgan Stanley Sub. Notes 4.75% due 04/01/14	440,000	417,906
Morgan Stanley Senior Notes 5.63% due 01/09/12	20,000	20,263
The Bear Stearns Cos., Inc. Senior Sub. Notes 5.55% due 01/22/17	20,000	19,616
		2,049,172
Finance-Mortgage Loan/Banker — 0.1%
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	40,000	40,321
Residential Capital LLC Company Guar. Notes 6.13% due 11/21/08	20,000	19,990
Residential Capital LLC Company Guar. Notes 6.38% due 06/30/10	41,000	40,989

Security Description	Principal Amount	Value (Note 2)
Finance-Mortgage Loan/Banker (continued)
Residential Capital LLC Company Guar. Notes 6.50% due 04/17/13	$20,000	$19,810
Residential Capital LLC Company Guar. Notes 6.88% due 06/30/15	28,000	28,249
		149,359
Finance-Other Services — 0.1%
SB Treasury Co. LLC Bonds 9.40% due 06/30/08*(1)(9)	350,000	366,260
Food-Misc. — 0.1%
Kraft Foods, Inc. Senior Bonds 5.63% due 11/01/11	20,000	20,244
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	150,000	155,865
		176,109
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	25,000	24,875
Gas-Distribution — 0.1%
Energen Corp. Notes 7.63% due 12/15/10	200,000	214,770
Sempra Energy Senior Notes 4.62% due 05/17/07	29,000	28,968
		243,738
Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(2)	3,000	2,468
Hotel/Motel — 0.1%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16*	135,000	134,988
Independent Power Producers — 0.0%
Calpine Corp. Sec. Notes 8.75% due 07/15/13*(10)	50,000	53,250
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	25,000	25,687
		78,937
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	20,000	19,826
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	10,000	10,372

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Insurance Brokers (continued)
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	$175,000	$175,384
		205,582
Insurance-Life/Health — 0.1%
Americo Life, Inc. Notes 7.88% due 05/01/13*	19,000	19,529
Lincoln National Corp. Jr. Sub. Bonds 7.00% due 05/17/66(1)	255,000	267,215
Monumental Global Funding II Notes 5.65% due 07/14/11*	18,000	18,362
		305,106
Insurance-Multi-line — 0.1%
Metropolitan Life Global Funding I Sec. Notes 5.75% due 07/25/11*	15,000	15,374
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	100,000	101,343
The Allstate Corp. Senior Notes 7.20% due 12/01/09	33,000	34,694
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	195,000	191,753
		343,164
Insurance-Mutual — 0.1%
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	220,000	229,739
Insurance-Property/Casualty — 0.4%
Ace Capital Trust II 9.70% due 04/01/30	230,000	305,977
Crum & Forster Holdings Corp. Senior Notes 10.38% due 06/15/13	20,000	21,600
Everest Reinsurance Holdings, Inc. Notes 5.40% due 10/15/14	75,000	73,947
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	255,000	279,708
Fidelity National Title Group, Inc. Notes 7.30% due 08/15/11	44,000	45,666
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	114,000	117,854
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	210,000	207,297

Security Description	Principal Amount	Value (Note 2)
Insurance-Property/Casualty (continued)
W.R. Berkley Corp. Senior Sub. Notes 6.25% due 02/15/37	$40,000	$39,069
		1,091,118
Leisure Products — 0.0%
Brunswick Corp. Notes 5.00% due 06/01/11	24,000	23,453
Machinery-Farming — 0.0%
Case Corp. Notes 7.25% due 01/15/16	15,000	15,675
Medical Products — 0.0%
Baxter International, Inc. Senior Notes 5.90% due 09/01/16	15,000	15,480
Universal Hospital Services, Inc. Senior Notes 10.13% due 11/01/11	10,000	10,625
		26,105
Medical-Drugs — 0.0%
Abbott Laboratories Notes 5.88% due 05/15/16	20,000	20,690
American Home Products Corp. Notes 6.95% due 03/15/11	17,000	18,074
Eli Lilly & Co. Notes 5.50% due 03/15/27	40,000	38,540
Wyeth Bonds 5.50% due 02/01/14	25,000	25,152
Wyeth Notes 5.95% due 04/01/37	20,000	19,697
		122,153
Medical-HMO — 0.0%
WellPoint, Inc. Notes 3.75% due 12/14/07	25,986	25,696
Medical-Hospitals — 0.0%
HCA, Inc. Senior Notes 6.95% due 05/01/12	30,000	28,950
HCA, Inc. Sec. Notes 9.13% due 11/15/14*	10,000	10,687
HCA, Inc. Sec. Notes 9.25% due 11/15/16*	25,000	26,969
		66,606
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	320,000	317,993

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Medical-Wholesale Drug Distribution (continued)
Cardinal Health, Inc. Senior Notes 5.80% due 10/15/16*	$30,000	$29,891
		347,884
Metal Processors & Fabrication — 0.0%
Timken Co. Notes 5.75% due 02/15/10	22,000	21,979
Metal-Aluminum — 0.0%
Alcoa, Inc. Bonds 5.90% due 02/01/27	28,000	27,326
Alcoa, Inc. Bonds 6.50% due 06/15/18	16,000	16,884
		44,210
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	10,000	10,813
Multimedia — 0.4%
Belo Corp. Senior Notes 6.75% due 05/30/13	15,000	15,775
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	45,000	48,347
News America, Inc. Debentures 7.28% due 06/30/28	315,000	340,335
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	15,000	16,237
The Walt Disney Co. Notes 5.38% due 06/01/07	380,000	380,106
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	197,000	232,867
Time Warner, Inc. Company Guar. Notes 6.75% due 04/15/11	15,000	15,808
Viacom, Inc. Senior Notes 6.25% due 04/30/16	152,000	154,090
Viacom, Inc. Senior Notes 6.88% due 04/30/36	15,000	15,120
		1,218,685
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	30,000	29,289
Oil Companies-Exploration & Production — 0.0%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	50,000	52,250

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Devon Energy Corp. Company Guar. Debentures 7.95% due 04/15/32	$40,000	$47,969
		100,219
Oil Companies-Integrated — 0.1%
Hess Corp. Notes 7.13% due 03/15/33	40,000	43,271
Hess Corp. Bonds 7.88% due 10/01/29	15,000	17,303
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	51,000	56,982
		117,556
Oil Refining & Marketing — 0.0%
The Premcor Refining Group, Inc.. Company Guar. Notes 6.75% due 05/01/14	54,000	56,256
Oil-Field Services — 0.0%
Hanover Compressor Co. Senior Notes 9.00% due 06/01/14	25,000	27,062
Paper & Related Products — 0.1%
Bowater, Inc. Notes 6.50% due 06/15/13	30,000	27,075
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	10,000	10,050
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	5,000	5,012
Plum Creek Timberlands LP Company Guar. Notes 5.88% due 11/15/15	26,000	25,834
Temple-Inland, Inc. Bonds 6.63% due 01/15/18	220,000	231,277
		299,248
Pipelines — 0.2%
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	30,000	32,438
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	25,000	25,875
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	15,000	15,786
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	10,000	10,600

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17*	$90,000	$90,335
Enbridge Energy Partners LP Senior Notes 5.88% due 12/15/16	11,000	11,052
ONEOK Partners LP Company Guar. Notes 6.15% due 10/01/16	15,000	15,335
Southern Natural Gas Co. Notes 5.90% due 04/01/17*	12,000	12,000
Spectra Energy Capital LLC Senior Notes 6.25% due 02/15/13	260,000	266,181
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	25,000	27,500
		507,102
Precious Metals — 0.0%
Barrick Gold Finance, Inc. Company Guar. Debentures 7.50% due 05/01/07	22,000	22,033
Private Corrections — 0.0%
Corrections Corp. of America Company Guar. Notes 6.25% due 03/15/13	15,000	15,000
Publishing-Newspapers — 0.0%
Knight Ridder, Inc. Debentures 6.88% due 03/15/29	15,000	13,937
Knight Ridder, Inc. Debentures 7.15% due 11/01/27	20,000	19,089
		33,026
Radio — 0.1%
Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	257,000	266,283
Real Estate Investment Trusts — 0.6%
AvalonBay Communities, Inc. Senior Notes 5.75% due 09/15/16	30,000	30,396
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	210,000	213,086
Colonial Properties Trust Notes 6.25% due 06/15/14	35,000	36,164
Developers Diversified Realty Corp. Bonds 5.38% due 10/15/12	160,000	159,916
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	80,000	79,458

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	$260,000	$266,520
Heritage Property Investment Trust Notes 4.50% due 10/15/09	15,000	14,717
Kimco Realty Corp. Notes 5.58% due 11/23/15	290,000	291,351
Liberty Property LP Senior Notes 7.25% due 03/15/11	145,000	154,522
Liberty Property LP Senior Notes 8.50% due 08/01/10	185,000	202,959
Mack-Cali Realty LP Bonds 5.80% due 01/15/16	15,000	15,101
New Plan Excel Realty Trust Senior Notes 4.50% due 02/01/11	37,000	35,757
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	9,000	8,847
Simon Property Group LP Notes 5.00% due 03/01/12	13,000	12,877
Simon Property Group LP Notes 5.38% due 08/28/08	12,000	12,000
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	270,000	275,167
Vornado Realty LP Notes 4.50% due 08/15/09	20,000	19,600
		1,828,438
Real Estate Management/Services — 0.1%
AMB Property LP Senior Notes 5.45% due 12/01/10	320,000	321,737
Real Estate Operations & Development — 0.4%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	365,000	372,665
Developers Diversified Realty Corp. Senior Notes 5.00% due 05/03/10	265,000	263,127
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	110,000	106,760
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	130,000	126,543
Simon Property Group LP Notes 4.60% due 06/15/10	150,000	147,456

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Real Estate Operations & Development (continued)
Simon Property Group LP Notes 5.38% due 06/01/11	$240,000	$241,490
		1,258,041
Recycling — 0.0%
Aleris International, Inc. Senior Notes 9.00% due 06/15/07*(11)	10,000	10,550
Aleris International, Inc. Senior Sub. Notes 10.00% due 12/15/16*	5,000	5,250
		15,800
Research & Development — 0.0%
Alion Science and Technology Corp. Senior Notes 10.25% due 02/01/15*	10,000	10,300
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 5.88% due 12/16/36	30,000	28,603
Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 5.88% due 04/05/27	40,000	39,893
Retail-Drug Store — 0.0%
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	29,847	30,188
Savings & Loans/Thrifts — 0.1%
Independence Community Bank Corp. Notes 3.50% due 06/20/13(1)	16,000	15,664
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	46,000	45,234
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13	33,000	32,932
Washington Mutual Preferred Funding II Bonds 6.67% due 12/15/16*(1)(9)	47,000	46,126
Western Financial Bank Senior Debentures 9.63% due 05/15/12	31,000	33,720
		173,676
School — 0.1%
Massachusetts Institute of Technology Notes 7.25% due 11/02/96	130,000	162,297
Special Purpose Entities — 0.2%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	45,000	44,072
Capital One Capital IV Company Guar. Notes 6.75% due 02/17/37	20,000	19,161

Security Description	Principal Amount	Value (Note 2)
Special Purpose Entities (continued)
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	$52,000	$55,055
Cyrus Reinsurance Holdings SPC Senior Notes 6.36% due 09/01/08*(1)(6)	17,000	16,958
Farmers Exchange Capital Notes 7.05% due 07/15/28*	370,000	379,344
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	16,000	16,196
Pricoa Global Funding I Notes 5.30% due 09/27/13*	30,000	30,049
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	21,000	20,959
		581,794
Steel-Producer — 0.0%
International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	40,000	41,650
Telecom Services — 0.1%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	32,000	32,834
Qwest Corp. Senior Notes 7.50% due 10/01/14	20,000	21,100
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	270,000	312,954
		366,888
Telephone-Integrated — 0.3%
AT&T Corp. Senior Notes 7.30% due 11/15/11	21,000	22,797
CenturyTel, Inc. Senior Notes 6.00% due 04/01/17	105,000	103,990
GTE Northwest, Inc. Debentures 5.55% due 10/15/08	15,000	15,044
LCI International, Inc. Senior Notes 7.25% due 06/15/07	35,000	35,087
Level 3 Financing, Inc. Senior Notes 8.75% due 02/15/17*	10,000	10,075
New England Telephone & Telegraph Co. Debentures 7.88% due 11/15/29	15,000	16,864
SBC Communications, Inc. Notes 5.10% due 09/15/14	220,000	214,937

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	$40,000	$39,835
Sprint Capital Corp. Company Guar. Notes 7.63% due 01/30/11	230,000	247,280
Sprint Capital Corp. Company Guar. Bonds 8.75% due 03/15/32	170,000	200,518
Sprint Nextel Corp. Bonds 6.00% due 12/01/16	55,000	54,126
Verizon Communications, Inc. Senior Notes 6.25% due 04/01/37	20,000	19,810
Verizon New York, Inc. Debentures 6.88% due 04/01/12	27,000	28,494
		1,008,857
Television — 0.1%
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	140,000	150,601
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	140,000	150,914
Paxson Communication Corp. Sec. Notes 11.61% due 01/15/13*(1)	15,000	15,638
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	5,000	4,925
		322,078
Tobacco — 0.2%
Altria Group, Inc. Senior Notes 7.00% due 11/04/13	450,000	488,691
Transport-Air Freight — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	70,730	78,333
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	26,019	27,222
		105,555
Transport-Rail — 0.0%
Burlington Northern Santa Fe Corp. Debentures 7.29% due 06/01/36	31,000	34,610
Norfolk Southern Corp. Senior Notes 7.70% due 05/15/17	40,000	44,578
		79,188

Security Description	Principal Amount	Value (Note 2)
Transport-Services — 0.1%
Federal Express Corp. Pass Through Certs. Series 1981A, Class A 6.72% due 01/15/22	$115,018	$123,848
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	15,000	15,115
Ryder System, Inc. Notes 5.85% due 03/01/14	11,000	10,980
Ryder System, Inc. Notes 5.85% due 11/01/16	30,000	29,743
		179,686
Total Corporate Bonds & Notes (cost $24,385,956)		24,658,672
FOREIGN CORPORATE BONDS & NOTES — 2.7%
Agricultural Chemicals — 0.1%
Agrium, Inc. Senior Notes 7.13% due 05/23/36	310,000	327,530
Airport Development/Maintenance — 0.1%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	194,100	198,005
Banks-Commercial — 0.4%
Barclays Bank PLC Sub. Notes 5.93% due 12/15/16*(1)(9)	30,000	30,721
Caisse Nationale des Caisses d'Epargne et de Prevoyance Notes 4.92% due 12/30/09(1)(9)	23,000	18,975
NIB Capital Bank Bonds 5.82% due 12/11/13*(1)(9)	15,000	14,892
Overseas-Chinese Banking Sub. Notes 7.75% due 09/06/11*	330,000	363,542
Royal Bank of Scotland Group PLC Bonds 7.65% due 09/30/31(1)(9)	50,000	57,859
RSHB Capital Bonds 7.18% due 05/16/13	250,000	262,797
Societe Generale Senior Sub. Notes 5.92% due 04/15/17*(1)(9)	40,000	39,976
VTB Capital SA Senior Notes 6.25% due 07/02/35*	325,000	335,969
		1,124,731
Banks-Money Center — 0.1%
HBOS Capital Funding LP Company Guar. Notes 6.85% due 03/29/09(9)	38,000	38,429

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Money Center (continued)
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	$260,000	$264,901
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 8.38% due 04/27/09(9)	35,000	36,992
National Westminster Bank PLC Sub. Notes 7.75% due 10/16/07(1)(9)	13,000	13,124
		353,446
Beverages-Wine/Spirits — 0.0%
Diageo Capital PLC Company Guar. Notes 5.13% due 01/30/13	30,000	29,854
Brewery — 0.3%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	110,000	127,600
CIA Brasileira de Bebidas Company Guar. Notes 10.50% due 12/15/11	210,000	252,000
SABMiller PLC Notes 6.50% due 07/01/16*	380,000	401,563
		781,163
Building Products-Cement — 0.0%
C8 Capital SPV, Ltd. Notes 6.64% due 12/31/14*(1)(9)	65,000	64,235
Cellular Telecom — 0.0%
America Movil SA de CV Bonds 6.38% due 03/01/35	16,000	15,761
Vodafone Group PLC Bonds 6.15% due 02/27/37	36,000	34,754
		50,515
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(6)(7)	25,000	0
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	20,000	20,666
Diversified Manufactured Operations — 0.0%
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	30,000	31,536
Diversified Minerals — 0.1%
BHP Billiton Finance, Ltd. Company Guar. Notes 5.40% due 03/29/17	40,000	39,695

Security Description	Principal Amount	Value (Note 2)
Diversified Minerals (continued)
Vale Overseas, Ltd. Company Guar. Bonds 6.88% due 11/21/36	$240,000	$247,845
		287,540
Diversified Operations — 0.1%
Hutchison Whampoa International, Ltd. Company Guar. Notes 5.45% due 11/24/10*	260,000	261,499
Electric-Generation — 0.2%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	455,000	459,708
Electric-Integrated — 0.0%
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	24,000	25,691
Financial Guarantee Insurance — 0.0%
Security Capital Assurance, Ltd. Bonds 6.88% due 09/30/17*(1)(6)(9)	40,000	40,000
Food-Meat Products — 0.1%
JBS SA Senior Notes 10.50% due 08/04/16*	250,000	284,375
Gas-Distribution — 0.0%
Nakilat, Inc. Sec. Notes 6.07% due 12/31/33*	25,000	24,112
Insurance-Multi-line — 0.1%
Aegon NV Sub. Notes 5.31% due 07/15/14(1)(9)	33,000	28,086
AXA SA Sub. Notes 6.38% due 12/14/36*(1)(9)	23,000	22,076
AXA SA Sub. Notes 8.60% due 12/15/30	200,000	254,988
ING Groep NV Bonds 5.78% due 12/08/15(1)(9)	43,000	42,780
		347,930
Insurance-Property/Casualty — 0.1%
Xl Capital (Europe) PLC Company Guar. Notes 6.50% due 01/15/12	200,000	209,415
Investment Companies — 0.0%
Canadian Oil Sands, Ltd. Notes 5.80% due 08/15/13*	29,000	29,105
Medical-Drugs — 0.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	20,000	18,450

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	$20,000	$19,650
		38,100
Metal-Diversified — 0.0%
Inco, Ltd. Bonds 7.20% due 09/15/32	100,000	107,086
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Notes 5.70% due 05/15/17	120,000	119,445
Nexen, Inc. Bonds 5.88% due 03/10/35	10,000	9,381
Nexen, Inc. Notes 7.88% due 03/15/32	8,000	9,470
		138,296
Oil Companies-Integrated — 0.0%
ConocoPhillips Canada Funding Co. Company Guar. Notes 5.95% due 10/15/36	12,000	12,133
Petro-Canada Notes 5.95% due 05/15/35	15,000	14,309
		26,442
Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	10,000	10,125
Pipelines — 0.0%
Kinder Morgan Finance Co. ULC Company Guar. Notes 5.70% due 01/05/16	27,000	25,315
Real Estate Operations & Development — 0.0%
Brookfield Asset Management, Inc. Notes 8.13% due 12/15/08	30,000	31,395
Satellite Telecom — 0.0%
Intelsat Bermuda, Ltd. Senior Notes 8.87% due 01/15/15*(1)	20,000	20,400
Intelsat, Ltd. Senior Notes 6.50% due 11/01/13	15,000	13,238
		33,638
Special Purpose Entities — 0.4%
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(9)	40,000	42,011
National Gas Co. Notes 6.05% due 01/15/36*	525,000	507,534

Security Description	Principal Amount	Value (Note 2)
Special Purpose Entities (continued)
Petroleum Export, Ltd. Senior Notes 5.27% due 06/15/11*	$193,458	$191,436
Rio Tinto Finance USA, Ltd. Notes 2.63% due 09/30/08	15,000	14,459
UFJ Finance Aruba AEC Bonds 6.75% due 07/15/13	485,000	522,434
		1,277,874
Telecom Services — 0.0%
Telenet Group Holdings NV Disc. Notes 11.50% due 06/15/14*(2)	29,000	27,188
TELUS Corp. Notes 7.50% due 06/01/07	22,000	22,070
TELUS Corp. Notes 8.00% due 06/01/11	33,000	36,142
		85,400
Telephone-Integrated — 0.5%
British Telecommunications PLC Bonds 8.63% due 12/15/30	35,000	48,055
Deutsche Telekom International Finance BV Company Guar. Bonds 8.00% due 06/15/10	280,000	303,525
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30	170,000	210,572
France Telecom SA Bonds 7.75% due 03/01/11	310,000	337,738
France Telecom SA Notes 8.50% due 03/01/31	80,000	103,973
Telecom Italia Capital SA Company Guar. Notes 4.00% due 01/15/10	30,000	28,984
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	15,000	14,231
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	410,000	420,807
		1,467,885
Transport-Rail — 0.0%
Canadian National Railway Co. Notes 6.38% due 10/15/11	30,000	31,333
Total Foreign Corporate Bonds & Notes (cost $8,092,002)		8,223,945

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN GOVERNMENT AGENCIES — 0.7%
Sovereign — 0.7%
Federal Republic of Brazil Notes 8.00% due 01/15/18	$20,000	$22,590
Federal Republic of Brazil Bonds 10.50% due 07/14/14	30,000	38,550
Federal Republic of Brazil Bonds 12.50% due 01/05/16	1,825,000	1,018,219
Province of Quebec Debentures 7.50% due 09/15/29	34,000	42,957
Republic of Argentina Bonds 5.48% due 08/03/12(1)	45,000	32,333
Republic of Argentina Notes 8.28% due 12/31/33	102,282	118,852
Republic of Turkey Notes 9.00% due 06/30/11	30,000	33,300
Republic of Turkey Senior Notes 11.88% due 01/15/30	100,000	153,500
Republic of Venezuela Notes 8.50% due 10/08/14	15,000	16,703
Republic of Venezuela Bonds 9.25% due 09/15/27	120,000	150,900
Russian Federation Bonds 7.50% due 03/31/30(2)	130,000	147,537
Russian Federation Bonds 7.50% due 03/31/30*(2)	18,000	20,430
United Mexican States Notes 6.75% due 09/27/34	340,000	370,770
Total Foreign Government Agencies (cost $2,017,241)		2,166,641
LOAN AGREEMENTS — 0.1%
Finance-Auto Loans — 0.1%
Ford Motor Bank 8.36% due 12/15/13 (cost $199,500)	199,500	200,428
MUNICIPAL BONDS & NOTES — 0.1%
Phoenix, Arizona, Civic Improvement Corp. Excise Tax Revenue 6.33% due 07/01/08	100,000	101,429
Southern California Public Power Authority Power Project, Series B 6.93% due 05/15/17	100,000	113,298
Total Municipal Bonds & Notes (cost $203,423)		214,727

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES — 17.6%
Federal Home Loan Bank — 0.0%
Federal Home Loan Bank 4.50% due 09/08/08	$60,000	$59,648
Federal Home Loan Mtg. Corp. — 4.0%
4.13% due 07/12/10	54,000	52,894
4.45% due 03/06/08	85,000	84,525
4.50% due 04/01/19	116,122	112,567
5.00% due 05/01/20	1,641,047	1,619,092
5.00% due 05/01/21	284,533	280,726
5.00% due 05/01/34	340,973	330,155
5.00% due 06/01/34	31,940	30,926
5.00% due 08/01/35	221,147	213,943
5.00% due 11/01/35	256,129	247,785
5.00% due 12/01/35	416,440	402,875
5.00% due 01/01/36	501,882	485,534
5.00% due 01/01/37	99,696	96,352
5.00% due April TBA	4,200,000	4,058,250
5.50% due 07/01/34	88,237	87,457
5.50% due 07/01/35	157,140	155,652
5.50% due April TBA	2,000,000	1,978,750
5.72% due 08/01/36(1)	369,423	371,155
5.81% due 01/01/37(1)	108,272	108,929
5.85% due 01/01/37(1)	79,969	80,768
6.00% due 08/01/26	469,198	474,886
6.00% due 12/01/33	114,612	116,129
6.00% due 12/01/36	97,329	98,113
6.50% due 05/01/16	11,678	11,958
6.50% due 05/01/29	13,049	13,452
6.50% due 03/01/36	66,358	67,673
6.50% due 05/01/36	2,062	2,102
6.50% due April TBA	124,000	126,441
6.88% due 09/15/10	37,000	39,404
7.00% due 04/01/32	23,900	24,800
7.50% due 08/01/23	1,001	1,048
7.50% due 08/01/25	2,674	2,801
8.50% due 12/01/19	78	82
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ 3.00% due 03/15/17(5)	156,520	148,372
Federal Home Loan Mtg. Corp., REMIC Series 2586, Class NK 3.50% due 08/15/16(5)	68,945	66,555
Federal Home Loan Mtg. Corp., REMIC Series 1577, Class PK 6.50% due 09/15/23(5)	40,000	41,564
Federal Home Loan Mtg. Corp., REMIC Series 1226, Class Z 7.75% due 03/15/22(5)	3,851	3,845
		12,037,560
Federal National Mtg. Assoc. — 13.3%
3.88% due 02/01/08	105,000	103,940
4.50% due 02/01/20	156,087	151,270
4.56% due 01/01/15	700,020	681,227

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.75% due 12/15/10	$21,000	$20,947
5.00% due 03/01/18	137,496	135,959
5.00% due 06/01/19	16,094	15,896
5.00% due 02/01/20	72,684	71,789
5.00% due 05/01/35	27,466	26,563
5.00% due 09/01/35	830,175	802,885
5.00% due 10/01/35	3,155,296	3,051,572
5.00% due 01/01/37	249,431	240,963
5.00% due April TBA	2,000,000	1,971,876
5.00% due April TBA	4,800,000	4,636,502
5.30% due 11/01/15	638,180	629,166
5.50% due 03/01/18	72,088	72,417
5.50% due 06/01/19	70,536	70,804
5.50% due 05/01/20	324,851	325,755
5.50% due 06/01/20	410,965	412,108
5.50% due 05/01/21	858,726	860,909
5.50% due 05/01/21	482,900	484,127
5.50% due 09/01/21	262,702	263,369
5.50% due 12/01/33	215,333	213,569
5.50% due 06/01/34	63,805	63,246
5.50% due 12/01/35	148,132	146,734
5.50% due 06/01/36	4,357,492	4,322,342
5.50% due 11/01/36	509,222	503,911
5.50% due 12/01/36	248,409	244,755
5.50% due 12/01/36	77,616	76,806
5.50% due April TBA	9,360,086	9,260,635
5.82% due 02/01/36(1)	72,641	73,124
5.92% due 10/01/11	444,318	457,826
6.00% due 09/01/13	7,363	7,501
6.00% due 06/01/17	40,039	40,752
6.00% due 06/01/21	1,262,514	1,283,581
6.00% due 08/01/21	614,152	624,401
6.00% due 06/01/26	315,008	318,630
6.00% due 12/01/33	106,119	107,386
6.00% due 05/01/34	77,832	78,617
6.00% due 07/01/34	24,447	24,685
6.00% due 11/01/36	240,383	241,264
6.00% due April TBA	585,000	589,205
6.06% due 09/01/11	215,478	222,017
6.34% due 01/01/08	16,265	16,248
6.36% due 07/01/08	61,453	61,561
6.38% due 08/01/11	282,168	295,949
6.43% due 01/01/08	17,511	17,499
6.50% due 08/01/16	311,523	319,322
6.50% due 09/01/26	1,403,849	1,435,614
6.50% due 09/01/32	97,275	100,010
6.50% due 01/01/36	1,652,788	1,687,077
6.50% due 04/01/36	307,727	313,920
6.50% due 07/01/36	167,738	171,113
6.50% due 07/01/36	92,576	94,439
6.50% due 08/01/36	453,014	462,131
6.50% due 09/01/36	129,497	132,104

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
6.50% due 10/01/36	$501,974	$512,077
7.00% due April TBA	633,765	653,570
		40,203,665
Government National Mtg. Assoc. — 0.3%
4.50% due 09/15/35	466,455	441,668
4.50% due 10/15/35	262,699	248,739
6.00% due 11/15/28	176,485	179,479
7.50% due 01/15/32	19,747	20,617
7.50% due 07/15/33	56,224	58,820
8.00% due 02/15/31	3,341	3,546
8.50% due 11/15/17	3,425	3,641
9.00% due 11/15/21	1,045	1,127
Government National Mtg. Assoc. Series 2005-74, Class HB 7.50% due 09/15/35(5)	4,785	5,026
Government National Mtg. Assoc. Series 2005-74, Class HC 7.50% due 09/16/35(5)	29,449	30,654
		993,317
Overseas Private Investment Corp. — 0.0%
6.99% due 01/15/09	63,331	64,113
Total U.S. Government Agencies (cost $53,515,671)		53,358,303
U.S. GOVERNMENT TREASURIES — 5.2%
United States Treasury Bonds — 0.9%
6.00% due 02/15/26	1,475,000	1,667,095
6.25% due 08/15/23	49,000	56,254
6.88% due 08/15/25	750,000	924,961
		2,648,310
United States Treasury Notes — 4.3%
2.63% due 05/15/08	15,000	14,640
3.13% due 09/15/08	600,000	586,383
3.25% due 08/15/08	750,000	734,883
3.63% due 04/30/07	500,000	499,414
3.63% due 07/15/09	2,000,000	1,958,984
3.63% due 01/15/10	28,000	27,327
3.88% due 05/15/09	5,850,000	5,764,765
3.88% due 05/15/10	61,000	59,840
3.88% due 07/15/10	46,000	45,118
4.25% due 10/15/10	30,000	29,734
4.25% due 08/15/14	63,000	61,585
4.25% due 08/15/15	43,000	41,849
4.50% due 11/15/10	15,000	14,988
4.50% due 02/28/11	3,000	2,996
4.63% due 02/29/08	124,000	123,661
4.63% due 11/15/16	40,000	39,883
4.88% due 02/15/12	10,000	10,156
4.88% due 08/15/16	2,500,000	2,539,648
5.00% due 08/15/11	8,000	8,155

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
5.13% due 05/15/16	$10,000	$10,339
5.63% due 05/15/08(12)	650,000	655,307
		13,229,655
Total U.S. Government Treasuries (cost $15,955,615)		15,877,965
Total Long-Term Investment Securities (cost $268,776,323)		290,935,280
SHORT-TERM INVESTMENT SECURITIES — 1.6%
Commercial Paper — 1.6%
RaboBank USA Financial Corp. 5.37% due 04/02/07 (cost $4,999,254)	5,000,000	4,999,254
REPURCHASE AGREEMENTS — 9.6%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 03/31/07, to be repurchased 04/01/07 in the amount of $2,629,657 and collateralized by $2,735,000 by Federal Home Loan Mtg. Corp. Notes bearing interest at 5.20%, due 03/15/19 and having an approximate value of $2,687,138	2,629,000	2,629,000
Bank of America Joint Repurchase Agreement(14)	11,306,000	11,306,000
State Street Bank & Trust Co. Joint Repurchase Agreement(14)	3,615,000	3,615,000
UBS Securities, LLC Joint Repurchase Agreement(14)	11,494,000	11,494,000
Total Repurchase Agreements (cost $29,044,000)		29,044,000
TOTAL INVESTMENTS (cost $302,819,577)(13)	107.4%	324,978,534
Liabilities in excess of other assets	(7.4)	(22,433,209)
NET ASSETS	100.0%	$302,545,325
BONDS & NOTES SOLD SHORT — (0.0%) U S. Government Agencies — (0.0%)
Federal Home Loan Mtg. Corp. 5.00% due April TBA (Proceeds $(144,111))	$(149,000)	$(143,971)

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At March 31, 2007, the aggregate value of these securities was $12,142,408 representing 4.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2007

(2)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(3)  Commercial Mortgaged Backed Security

(4)  Variable Rate Security - the rate reflected is as of March 31, 2007, maturity date reflects the stated maturity date.

(5)  Collateralized Mortgage Obligation

(6)  Fair valued security; see Note 2

(7)  Illiquid security

(8)  To the extent permitted by the Statement of Additional Information, the Multi-Managed Moderate Growth Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2007, the Multi-Managed Moderate Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Principal/ Shares	Acquisition Cost	Market Value	Market Value per Share	% of Net Assets
ICO North America, Inc. 7.50% due 08/15/09	8/11/2005	$5,000	$5,000	$5,100	$102.00	0.00%
Southern Energy, Inc. 7.90% due 07/15/09	01/10/2006	25,000	0	0	0	0.00
				$5,100		0.00%

(9)  Perpetual maturity - maturity date reflects the next call date.

(10)  Company has filed Chapter 11 bankruptcy protection.

(11)  Variable Rate Security - the rate reflected is as of March 31, 2007, maturity date reflects next reset date.

(12)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(13)  See Note 3 for cost of investments on a tax basis.

(14)  See Note 2 for details of Joint Repurchase Agreements.

ADR    — American Depository Receipt

REMIC — Real Estate Mortgage Investment Conduit

TBA  — To Be Announced

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of March 31, 2007	Unrealized Appreciation (Depreciation)
36	Long	U. S. Treasury 5 YR Notes	June 2007	$3,811,017	$3,808,688	$(2,329)
6	Long	U. S. Treasury Bonds	June 2007	677,268	667,500	(9,768)
5	Long	U. S. Treasury 10 YR Notes	June 2007	544,388	540,625	(3,763)
						$(15,860)

Open Foreign Bond Forward Contracts

Description	Principal Amount		Delivery Date	Value at Trade Date	Value as of March 31, 2007	Unrealized Appreciation (Depreciation)
Japanese Government Bond Series 8 1.00% due 06/10/16	JPY	425,600,000	06/07/2007	$3,614,446	$3,557,442	$(57,004)
Japanese Government Bond Series 280 1.90% due 06/20/16	JPY	(434,500,000)	06/07/2007	(3,783,901)	(3,769,857)	14,044
						$(42,960)

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Appreciation
*	USD	1,952,672	EUR	1,475,000	06/20/2007	$23,953
*	USD	214,915	KRW	202,600,000	06/20/2007	812
*	USD	654,248	NZD	935,000	06/20/2007	9,941
*	USD	4,383,492	SGD	6,660,000	06/20/2007	29,003
						63,709
Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Depreciation
	BRL	445,000	USD	208,724	06/20/2007	$(5,256)
*	EUR	2,130,000	USD	2,811,318	06/20/2007	(43,061)
*	JPY	52,500,000	USD	449,325	06/20/2007	(882)
*	KRW	614,330,000	USD	651,703	06/20/2007	(2,431)
*	NZD	1,240,000	USD	845,804	06/20/2007	(35,046)
*	SGD	3,330,000	USD	2,184,896	06/20/2007	(21,352)
*	USD	234,021	JPY	27,200,000	06/20/2007	(771)
						(108,799)
Net Unrealized Appreciation (Depreciation)						$(45,090)

*  Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

BRL — Brazil Real

EUR — Euro Dollar

JPY — Japanese Yen

KRW — South Korean Won

NZD — New Zealand Dollar

SGD — Singapore Dollar

USD — United States Dollar

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — March 31, 2007 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	19.4%
Repurchase Agreements	11.7
Diversified Financial Services	10.3
Federal Home Loan Mtg. Corp.	8.0
United States Treasury Notes	5.9
Finance-Investment Banker/Broker	3.9
Computers	2.2
Oil Companies-Integrated	2.2
Telephone-Integrated	2.2
Banks-Super Regional	1.9
Agricultural Chemicals	1.8
Electric-Integrated	1.6
Medical-Drugs	1.6
Sovereign	1.4
United States Treasury Bonds	1.3
Casino Hotels	1.2
Special Purpose Entities	1.2
Therapeutics	1.2
Medical-Biomedical/Gene	1.1
Cable TV	1.0
Real Estate Investment Trusts	1.0
Aerospace/Defense	0.8
Banks-Commercial	0.8
Multimedia	0.8
Commercial Paper	0.7
Cosmetics & Toiletries	0.7
Government National Mtg. Assoc.	0.7
Insurance-Property/Casualty	0.7
Real Estate Operations & Development	0.7
Retail-Major Department Stores	0.7
Commercial Services-Finance	0.6
Electric-Generation	0.6
Food-Misc.	0.6
Insurance-Multi-line	0.6
Oil Companies-Exploration & Production	0.6
Telecom Services	0.6
Brewery	0.5
Cellular Telecom	0.5
Consumer Products-Misc.	0.5
Diversified Manufactured Operations	0.5
Entertainment Software	0.5
Finance-Auto Loans	0.5
Wireless Equipment	0.5
Advertising Sales	0.4
Banks-Money Center	0.4
Beverages-Non-alcoholic	0.4
Broadcast Services/Program	0.4
Finance-Credit Card	0.4
Oil Refining & Marketing	0.4
Web Portals/ISP	0.4
Agricultural Operations	0.3
Airlines	0.3
Building-Residential/Commerical	0.3
Electronic Components-Semiconductors	0.3
Finance-Mortgage Loan/Banker	0.3
Medical Instruments	0.3
Medical Products	0.3
Optical Supplies	0.3
Pharmacy Services	0.3
Pipelines	0.3
Retail-Discount	0.3

Retail-Drug Store	0.3%
Tobacco	0.3
Applications Software	0.2
Audio/Video Products	0.2
Banks-Fiduciary	0.2
Beverages-Wine/Spirits	0.2
Chemicals-Specialty	0.2
Containers-Paper/Plastic	0.2
Diversified Minerals	0.2
Finance-Other Services	0.2
Food-Meat Products	0.2
Food-Retail	0.2
Gas-Distribution	0.2
Independent Power Producers	0.2
Insurance-Life/Health	0.2
Medical-Wholesale Drug Distribution	0.2
Mining	0.2
Oil-Field Services	0.2
Paper & Related Products	0.2
Radio	0.2
Real Estate Management/Services	0.2
Retail-Regional Department Stores	0.2
Savings & Loans/Thrifts	0.2
Telecom Equipment-Fiber Optics	0.2
Television	0.2
Transport-Services	0.2
Aerospace/Defense-Equipment	0.1
Airport Development/Maintenance	0.1
Apparel Manufacturers	0.1
Auto-Cars/Light Trucks	0.1
Building Products-Cement	0.1
Coal	0.1
Computer Services	0.1
Diversified Operations	0.1
E-Commerce/Services	0.1
Electric Products-Misc.	0.1
Electronic Measurement Instruments	0.1
Electronic Parts Distribution	0.1
Engineering/R&D Services	0.1
Enterprise Software/Service	0.1
Finance-Consumer Loans	0.1
Federal Home Loan Bank	0.1
Hotels/Motels	0.1
Insurance Brokers	0.1
Insurance-Mutual	0.1
Medical-HMO	0.1
Medical-Hospitals	0.1
Metal Processors & Fabrication	0.1
Metal-Diversified	0.1
Networking Products	0.1
Retail-Computer Equipment	0.1
Retail-Consumer Electronics	0.1
Schools	0.1
Transport-Air Freight	0.1
Transport-Rail	0.1
U.S. Municipal Bond & Notes	0.1
110.3%

* Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — March 31, 2007 (unaudited) (continued)

Credit Quality†#
Government-Agency	10.7%
Government-Treasury	42.5
AAA	13.2
AA	1.4
A	8.7
BBB	15.4
BB	3.1
B	1.2
CCC	0.4
Below C	0.1
Not Rated@	3.3
100.0%

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

†  Source: Standard and Poor's.

#  Calculated as a percentage of total debt issues, excluding short-term securities.

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007

Security Description	Shares	Value (Note 2)
COMMON STOCK — 31.0%
Advertising Sales — 0.4%
Lamar Advertising Co., Class A	14,060	$885,358
Aerospace/Defense — 0.7%
Boeing Co.	4,600	408,986
General Dynamics Corp.	4,700	359,080
Lockheed Martin Corp.	4,600	446,292
Northrop Grumman Corp.	2,200	163,284
Raytheon Co.	5,800	304,268
		1,681,910
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.	3,900	253,500
Agricultural Chemicals — 1.6%
Monsanto Co.	27,635	1,518,820
Potash Corp. of Saskatchewan, Inc.	10,060	1,608,896
Syngenta AG†	3,524	674,262
		3,801,978
Agricultural Operations — 0.3%
Bunge, Ltd.	8,665	712,436
Apparel Manufacturer — 0.1%
Coach, Inc.†	6,400	320,320
Applications Software — 0.2%
Microsoft Corp.	16,700	465,429
Audio/Video Products — 0.2%
Sony Corp. ADR	11,090	559,934
Banks-Commercial — 0.0%
Marshall & Ilsley Corp.	700	32,417
Banks-Fiduciary — 0.2%
The Bank of New York Co., Inc.	10,800	437,940
Banks-Super Regional — 1.3%
Bank of America Corp.	7,500	382,650
PNC Financial Services Group, Inc.	2,000	143,940
SunTrust Banks, Inc.	1,900	157,776
US Bancorp	3,200	111,904
Wachovia Corp.	4,400	242,220
Wells Fargo & Co.	59,375	2,044,281
		3,082,771
Beverages-Non-alcoholic — 0.4%
Coca-Cola Co.	9,200	441,600
PepsiCo, Inc.	9,200	584,752
		1,026,352
Beverages-Wine/Spirits — 0.2%
Diageo PLC ADR	4,500	364,275
Brewery — 0.1%
Anheuser-Busch Cos., Inc.	2,600	131,196
Cable TV — 0.5%
Comcast Corp., Class A†	41,800	1,064,646
Casino Hotels — 1.1%
Boyd Gaming Corp.	17,965	855,853
Harrah's Entertainment, Inc.	16,880	1,425,516
Melco PBL Entertainment Macau, Ltd. ADR†	19,830	320,056
		2,601,425

Security Description	Shares	Value (Note 2)
Commercial Services-Finance — 0.5%
Moody's Corp.	20,460	$1,269,748
Computers — 2.2%
Apple Computer, Inc.†	31,060	2,885,784
Hewlett-Packard Co.	3,200	128,448
International Business Machines Corp.	2,300	216,798
Research In Motion, Ltd.†	6,355	867,394
Sun Microsystems, Inc.†	178,360	1,071,944
		5,170,368
Consumer Products-Misc. — 0.5%
Clorox Co.	3,000	191,070
Kimberly-Clark Corp.	15,125	1,035,911
		1,226,981
Cosmetics & Toiletries — 0.7%
Colgate-Palmolive Co.	8,700	581,073
Procter & Gamble Co.	15,400	972,664
		1,553,737
Data Processing/Management — 0.0%
Automatic Data Processing, Inc.	2,000	96,800
Diversified Manufactured Operations — 0.4%
General Electric Co.	21,600	763,776
Honeywell International, Inc.	3,800	175,028
		938,804
E-Commerce/Services — 0.1%
IAC/InterActive Corp.†	4,200	158,382
Electric Products-Misc. — 0.1%
Emerson Electric Co.	7,600	327,484
Electric-Generation — 0.4%
The AES Corp.†	39,270	845,090
Electric-Integrated — 0.7%
Dominion Resources, Inc.	3,900	346,203
FPL Group, Inc.	6,800	415,956
PG&E Corp.	7,900	381,333
Progress Energy, Inc.	4,700	237,068
Southern Co.	7,700	282,205
		1,662,765
Electronic Components-Semiconductors — 0.3%
Advanced Micro Devices, Inc.†	5,100	66,606
Intel Corp.	8,900	170,257
NVIDIA Corp.†	4,700	135,266
Texas Instruments, Inc.	8,200	246,820
		618,949
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	5,100	171,819
Engineering/R&D Services — 0.1%
Fluor Corp.	1,500	134,580
Enterprise Software/Service — 0.1%
Oracle Corp.†	14,100	255,633
Entertainment Software — 0.5%
Activision, Inc.†	29,400	556,836
Electronic Arts, Inc.†	14,580	734,249
		1,291,085
Finance-Credit Card — 0.4%
American Express Co.	16,955	956,262

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Finance-Investment Banker/Broker — 2.8%
Citigroup, Inc.	9,200	$472,328
Goldman Sachs Group, Inc.	8,145	1,683,002
J.P. Morgan Chase & Co.	6,500	314,470
KKR Private Equity Investors LP*	68,909	1,671,043
Lazard, Ltd.	24,110	1,209,840
Lehman Brothers Holdings, Inc.	2,545	178,328
Merrill Lynch & Co., Inc.	2,875	234,801
Morgan Stanley	5,400	425,304
The Bear Stearns Cos., Inc.	2,960	445,036
		6,634,152
Finance-Mortgage Loan/Banker — 0.2%
Fannie Mae	3,700	201,946
Freddie Mac	2,900	172,521
		374,467
Food-Misc. — 0.5%
Campbell Soup Co.	6,800	264,860
Kellogg Co.	4,500	231,435
Kraft Foods, Inc., Class A	18,700	592,042
		1,088,337
Food-Retail — 0.2%
The Kroger Co.	19,000	536,750
Independent Power Producer — 0.0%
Dynegy, Inc., Class A	38	352
Industrial Gases — 0.1%
Praxair, Inc.	4,700	295,912
Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc.	1,900	181,602
MetLife, Inc.	2,600	164,190
XL Capital, Ltd., Class A	2,300	160,908
		506,700
Internet Security — 0.0%
Symantec Corp.†	5,800	100,340
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	1,400	93,842
Medical Instruments — 0.3%
Medtronic, Inc.	8,800	431,728
St. Jude Medical, Inc.†	5,100	191,811
		623,539
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	1,800	89,766
Medical Products — 0.3%
Baxter International, Inc.	6,100	321,287
Johnson & Johnson	7,000	421,820
		743,107
Medical-Biomedical/Gene — 1.1%
Amgen, Inc.†	80	4,470
Celgene Corp.†	17,660	926,444
Genentech, Inc.†	17,125	1,406,305
Genzyme Corp.†	4,100	246,082
		2,583,301
Medical-Drugs — 1.4%
Abbott Laboratories	9,000	502,200
Bristol-Myers Squibb Co.	6,300	174,888

Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
Merck & Co., Inc.	4,200	$185,514
Novartis AG ADR	4,400	240,372
Pfizer, Inc.	8,700	219,762
Roche Holding AG	7,922	1,401,662
Wyeth	9,900	495,297
		3,219,695
Medical-HMO — 0.1%
Sierra Health Services, Inc.†	4,600	189,382
WellPoint, Inc.†	1,900	154,090
		343,472
Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	2,275	236,714
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc., Class B	670	44,347
Mining — 0.2%
Barrick Gold Corp.	11,300	322,615
Newmont Mining Corp.	3,600	151,164
		473,779
Motion Pictures & Services — 0.0%
Dreamworks Animation SKG, Inc., Class A†	2,700	82,566
Multimedia — 0.1%
The Walt Disney Co.	5,800	199,694
Time Warner, Inc.	5,700	112,404
		312,098
Networking Products — 0.1%
Cisco Systems, Inc.†	10,500	268,065
Oil Companies-Exploration & Production — 0.4%
Apache Corp.	6,360	449,652
EOG Resources, Inc.	6,485	462,640
XTO Energy, Inc.	1,100	60,291
		972,583
Oil Companies-Integrated — 2.1%
Chevron Corp.	5,100	377,196
ConocoPhillips	20,765	1,419,288
Exxon Mobil Corp.	9,600	724,320
Hess Corp.	9,805	543,883
Occidental Petroleum Corp.	10,345	510,112
Suncor Energy, Inc.	19,950	1,523,183
		5,097,982
Oil Refining & Marketing — 0.3%
Valero Energy Corp.	10,485	676,178
Oil-Field Services — 0.2%
Baker Hughes, Inc.	2,400	158,712
Schlumberger, Ltd.	5,700	393,870
		552,582
Optical Supplies — 0.3%
Alcon, Inc.	5,720	754,010
Pharmacy Services — 0.3%
Express Scripts, Inc.†	2,000	161,440
Medco Health Solutions, Inc.†	6,100	442,433
		603,873

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Retail-Building Products — 0.0%
Home Depot, Inc.	400	$14,696
Retail-Computer Equipment — 0.1%
GameStop Corp., Class A†	9,600	312,672
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	5,100	248,472
Retail-Discount — 0.3%
Target Corp.	4,600	272,596
Wal-Mart Stores, Inc.	11,300	530,535
		803,131
Retail-Drug Store — 0.3%
CVS Corp.	14,500	495,030
Walgreen Co.	3,400	156,026
		651,056
Retail-Major Department Stores — 0.7%
J.C. Penney Co., Inc.	20,800	1,708,928
Retail-Regional Department Stores — 0.2%
Federated Department Stores, Inc.	4,800	216,240
Kohl's Corp.†	3,300	252,813
		469,053
Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.†	23,200	527,568
Telecom Services — 0.3%
Time Warner Telecom, Inc., Class A†	38,205	793,518
Telephone-Integrated — 0.8%
AT&T, Inc.	21,047	829,883
Level 3 Communications, Inc.†	134,135	818,224
Sprint Nextel Corp.	3,100	58,776
Verizon Communications, Inc.	3,000	113,760
		1,820,643
Therapeutics — 1.2%
Amylin Pharmaceuticals, Inc.†	6,225	232,566
Gilead Sciences, Inc.†	28,590	2,187,135
ImClone Systems, Inc.†	8,300	338,391
		2,758,092
Transport-Services — 0.1%
United Parcel Service, Inc., Class B	3,200	224,320
Web Portals/ISP — 0.4%
Google, Inc., Class A†	1,955	895,703
Yahoo!, Inc.†	2,300	71,967
		967,670
Wireless Equipment — 0.5%
QUALCOMM, Inc.	24,890	1,061,807
Total Common Stock (cost $61,496,991)		73,770,509
PREFERRED STOCK — 0.2%
Banks-Money Center — 0.1%
Santander Finance Preferred SA 5.87%*(5)	5,200	128,213
Diversified Financial Services — 0.0%
General Electric Capital Corp. 8.00%(9)	5,000	119,800

Security Description	Shares/ Principal Amount	Value (Note 2)
Finance-Mortgage Loan/Banker — (0.0)%
Fannie Mae Series O, 7.02%(5)	1,000	$53,180
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 6.19%(5)	5,600	131,600
Telephone-Integrated — 0.0%
AT&T, Inc. 6.38%	2,600	65,208
Total Preferred Stock (cost $508,650)		498,001
ASSET BACKED SECURITIES — 10.2%
Diversified Financial Services — 10.2%
Aesop Funding II LLC, Series 2003-3A, Class A3 3.72% due 07/20/09*	$440,000	432,929
Aesop Funding II LLC, Series 2005-1A, Class A1 3.95% due 04/20/08*	725,000	716,167
Asset Securitization Corp., Series 1997-D5, Class A1C 6.75% due 02/14/41(1)	64,543	64,939
Banc America Large Loan, Series 2006-277A, Class PAA 5.27% due 10/10/45*(1)(2)	145,000	141,474
Banc of America Commercial Mtg., Inc. Series 2005-6, Class A4 5.35% due 09/10/47(1)(2)	100,000	99,785
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6, Class A6 4.83% due 11/11/41(1)	1,000,000	972,744
Bear Stearns Commercial Mtg. Securities, Inc. Series 2007-PW15, Class A2 5.21% due 02/11/44(1)	135,000	134,946
Bear Stearns Commercial Mtg. Securities, Inc. Series 2007-PW15, Class H 5.93% due 02/11/44*(1)(2)	200,000	195,838
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class F 5.93% due 09/11/38*(1)(2)	165,000	163,351
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class G 5.93% due 09/11/38	28,000	27,302
Capital One Auto Finance Trust, Series 2003-B, Class A4 3.18% due 09/15/10	555,892	551,311
Capital One Multi-Asset Execution Trust, Series 2003-A4, Class A4 3.65% due 07/15/11	475,000	466,286
Capital One Prime Auto Receivables Trust, Series 2003-2, Class A4 2.88% due 06/15/10	395,842	395,432

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Citibank Credit Card Issuance Trust, Series 2003-A6, Class A6 2.90% due 05/17/10	$885,000	$863,331
Citibank Credit Card Issuance Trust, Series 2004-A4, Class A4 3.20% due 08/24/09	210,000	208,267
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.40% due 07/15/44(1)(2)	295,000	294,760
Commercial Mtg. Pass Through Certs. Series 2004-LB2A, Class A3 4.22% due 03/10/39(1)	522,000	507,833
Commercial Mtg. Pass Through Certs. Series 2006-C7, Class A4 5.96% due 06/10/46(1)(2)	1,300,000	1,343,892
Countrywide Asset-Backed Certs. Series 2006-S6, Class A3 5.66% due 03/25/34(2)	260,000	260,286
Countrywide Home Loans, Series 2006-14, Class A3 6.25% due 09/25/36(3)	231,603	233,682
DLJ Mtg. Acceptance Corp., Series 1997-CF2, Class A1B 6.82% due 10/15/30*(1)	82,248	82,327
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(1)(2)	1,000,000	968,584
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(1)(2)	600,000	603,035
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 4.60% due 04/25/35(2)(3)	532,406	532,011
Harley-Davidson Motorcycle Trust Series 2004-3, Class A2 3.20% due 05/15/12	307,189	300,851
Hertz Vehicle Financing LLC, Series 2004-1A, Class A3 2.85% due 05/25/09*	850,000	833,095
Household Automotive Trust, Series 2003-2, Class A4 3.02% due 12/17/10	127,960	126,561
Impac CMB Trust, Series 2005-4, Class 1A1A 5.59% due 06/25/35(2)(3)	472,770	473,756
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(1)	700,000	684,324
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class E 5.84% due 05/12/45*(1)(2)	110,000	111,770
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(1)	450,000	447,624

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 4.54% due 12/25/34(2)(3)	$340,001	$337,860
Merrill Lynch Mtg. Investors Trust, Series 2004-A1, Class 3A 4.83% due 02/25/34(2)(3)	187,227	185,413
Merrill Lynch Mtg. Investors Trust, Series 1997-C2, Class A2 6.54% due 12/10/29(1)	11,754	11,771
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)(2)	650,000	637,387
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.80% due 05/12/39(1)(2)	1,300,000	1,324,920
Merrill Lynch/Countrywide Commercial Mtg. Trust, Series 2007-5, Class H 6.12% due 08/25/48(4)	120,000	111,759
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(1)	1,335,000	1,295,941
Morgan Stanley Capital I, Series 2006-IQ12, Class AJ 5.40% due 12/15/43(1)	205,000	203,799
Morgan Stanley Capital I, Series 2006-IQ12, Class D 5.53% due 12/15/43(1)(2)	145,000	144,539
MortgageIT Trust, Series 2005-4, Class A1 5.60% due 10/25/35(3)(5)	726,305	726,737
Nissan Auto Receivables Owner Trust, Series 2004-A, Class A4 2.76% due 07/15/09	439,069	432,835
Nomura Asset Securities Corp., Series 1998-D6, Class A1C 6.69% due 03/15/30(1)	500,000	524,825
Ocwen Advance Receivables Backed Notes Series 2006-1A 5.34% due 11/24/15*(4)	185,000	184,538
Peco Energy Transition Trust, Series 2001-A, Class A1 6.52% due 12/31/10	210,000	219,413
PP&L Transition Bond Co. LLC, Series 1999-1, Class A7 7.05% due 06/25/09	33,785	33,914
Providian Gateway Master Trust, Series 2004-DA, Class A 3.35% due 09/15/11*	350,000	347,127
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	470,000	458,392
USAA Auto Owner Trust, Series 2004-1, Class A4 2.67% due 10/15/10	699,655	693,088
Wachovia Bank Commercial Mtg. Trust, Series 2006-C27, Class A3 5.76% due 07/15/45(1)(2)	95,000	97,545

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wachovia Bank Commercial Mtg. Trust, Series 2006-WL7A, Class F 5.87% due 09/15/21*(1)(5)	$300,000	$300,059
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.55% due 03/25/35(3)(5)	706,155	696,763
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.59% due 01/25/35(3)(5)	844,274	835,512
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.11% due 09/25/36(2)(3)	143,770	145,541
West Penn Funding LLC Transition Bonds, Series 1999-A, Class A4 6.98% due 12/26/08	414,736	419,887
WFS Financial Owner Trust, Series 2004-2, Class A4 3.54% due 11/21/11	757,153	748,612
Total Asset Backed Securities (cost $24,691,814)		24,356,670
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(4)(6)(7) (cost $10,000)	10,000	10,200
CORPORATE BONDS & NOTES — 14.6%
Aerospace/Defense — 0.1%
Raytheon Co. Debentures 6.00% due 12/15/10	30,000	31,061
Raytheon Co. Senior Notes 6.75% due 08/15/07	96,000	96,411
Raytheon Co. Senior Notes 6.75% due 03/15/18	63,000	69,473
		196,945
Agricultural Chemicals — 0.0%
Terra Capital, Inc. Senior Notes 7.00% due 02/01/17*	15,000	14,925
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	25,000	26,063
		40,988
Airlines — 0.3%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	56,878	54,959

Security Description	Principal Amount	Value (Note 2)
Airlines (continued)
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	$80,000	$81,800
Continental Airlines, Inc. Pass Through Certs. Series 1998-3, Class A-2 6.32% due 11/01/08	400,000	403,750
Continental Airlines, Inc. Pass Through Certs. Series 1981-A 6.65% due 03/15/19	51,961	53,910
Continental Airlines, Inc. Pass Through Certs. Class B 6.90% due 04/19/22	70,000	70,512
		664,931
Auto-Cars/Light Trucks — 0.1%
DaimlerChrysler NA Holding Corp. Company Guar. Notes 5.69% due 03/13/09(5)	35,000	35,061
DaimlerChrysler NA Holding Corp. Company Guar. Bonds 5.75% due 09/08/11	30,000	30,478
DaimlerChrysler NA Holding Corp. Company Guar. Notes 6.50% due 11/15/13	80,000	84,253
Ford Motor Co. Debentures 6.38% due 02/01/29	30,000	21,375
Ford Motor Co. Notes 7.45% due 07/16/31	145,000	112,194
General Motors Corp. Debentures 8.25% due 07/15/23	20,000	18,000
General Motors Corp. Senior Bonds 8.38% due 07/15/33	2,000	1,795
		303,156
Banks-Commercial — 0.2%
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	40,000	41,524
Compass Bank Notes 5.50% due 04/01/20	70,000	68,850
First Maryland Capital II 6.21% due 02/01/27(5)	64,000	62,567
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	45,000	45,272
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	70,000	68,654
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	30,000	30,679

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
UBS AG Sub. Notes 5.88% due 07/15/16	$30,000	$31,240
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	70,000	72,020
US Bank NA Notes 3.90% due 08/15/08	14,000	13,751
		434,557
Banks-Money Center — 0.1%
BankBoston Capital Trust IV 5.94% due 06/08/28(5)	73,000	71,700
Comerica Bank Senior Sub. Notes 5.75% due 11/21/16	80,000	80,207
RBS Capital Trust I Bank 4.71% due 07/01/13(5)(8)	45,000	43,000
		194,907
Banks-Special Purpose — 0.0%
Rabobank Capital Funding II Bonds 5.26% due 12/31/13*(5)(8)	45,000	43,783
Banks-Super Regional — 0.6%
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	200,000	197,876
Bank of America Corp. Sub. Notes 5.42% due 03/15/17*	464,000	460,223
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	137,000	138,389
Huntington National Bank Sub. Notes 6.60% due 06/15/18	34,000	36,124
JPMorgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	58,000	58,675
Wachovia Capital Trust III 5.80% due 03/15/11(5)(8)	495,000	500,904
		1,392,191
Brewery — 0.0%
Anheuser-Busch Cos., Inc. Bonds 6.00% due 11/01/41	87,000	84,891
Broadcast Services/Program — 0.3%
Clear Channel Communications, Inc. Senior Notes 7.65% due 09/15/10	240,000	253,422
Liberty Media LLC Senior Notes 7.75% due 07/15/09	290,000	303,536
Liberty Media LLC Bonds 7.88% due 07/15/09	30,000	31,473

Security Description	Principal Amount	Value (Note 2)
Broadcast Services/Program (continued)
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	$20,000	$19,200
Turner Broadcasting Senior Notes 8.38% due 07/01/13	160,000	182,283
		789,914
Building Products-Air & Heating — 0.0%
American Standard, Inc. Company Guar. Notes 7.38% due 02/01/08	30,000	30,382
Building-Residential/Commerical — 0.3%
D.R. Horton, Inc. Company Guar. Notes 5.38% due 06/15/12	45,000	43,290
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	280,000	266,129
Lennar Corp. Company Guar. Notes 5.95% due 10/17/11	35,000	34,945
Pulte Homes, Inc. Company Guar. Notes 7.88% due 08/01/11	40,000	42,909
Pulte Homes, Inc. Company Guar. Bonds 8.13% due 03/01/11	185,000	199,933
		587,206
Cable TV — 0.5%
AT&T Broadband, Inc. Company Guar. Notes 8.38% due 03/15/13	270,000	308,763
CCH I LLC Company Guar. Notes 11.00% due 10/01/15	19,000	19,618
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	50,000	54,625
Comcast Cable Communications, Inc. Company Guar. Notes 8.50% due 05/01/27	50,000	61,178
Comcast Corp. Company Guar. Notes 5.88% due 02/15/18	60,000	60,162
Comcast Corp. Company Guar. Notes 6.50% due 01/15/15	40,000	42,190
Comcast Corp. Company Guar. Notes 6.50% due 11/15/35	250,000	251,894
Cox Communications, Inc. Senior Notes 5.45% due 12/15/14	320,000	316,106
Cox Communications, Inc. Bonds 5.50% due 10/01/15	60,000	59,003
		1,173,539

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Casino Hotels — 0.1%
Harrah's Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	$160,000	$157,520
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	75,000	69,750
		227,270
Cellular Telecom — 0.4%
American Cellular Corp. Senior Notes 10.00% due 08/01/11	10,000	10,588
Centennial Communications Corp. Senior Notes 11.11% due 01/01/13(5)	50,000	52,625
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	660,000	722,183
Rural Cellular Corp. Senior Sub. Notes 9.75% due 01/15/10	40,000	41,200
		826,596
Chemicals-Diversified — 0.0%
EI Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	19,000	18,534
ICI Wilmington, Inc. Company Guar. Notes 7.05% due 09/15/07	72,000	72,438
		90,972
Chemicals-Specialty — 0.2%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	220,000	207,361
Cytec Industries, Inc. Notes 5.50% due 10/01/10	115,000	115,433
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14*	35,000	36,181
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16*	45,000	46,125
Nalco Co. Senior Notes 7.75% due 11/15/11	25,000	25,625
		430,725
Coal — 0.1%
Peabody Energy Corp. Company Guar. Notes 5.88% due 04/15/16	100,000	96,000
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/16	210,000	221,025
		317,025

Security Description	Principal Amount	Value (Note 2)
Commercial Services — 0.0%
The ServiceMaster Co. Notes 7.88% due 08/15/09	$24,000	$25,245
Computer Services — 0.1%
Computer Sciences Corp. Notes 3.50% due 04/15/08	30,000	29,290
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	260,000	283,462
		312,752
Consulting Services — 0.0%
FTI Consulting, Inc. Company Guar. Notes 7.63% due 06/15/13	25,000	25,938
Containers-Paper/Plastic — 0.2%
Pactiv Corp. Bonds 7.95% due 12/15/25	70,000	78,026
Pliant Corp. Company Guar. Notes 11.13% due 09/01/09	41,000	41,000
Sealed Air Corp. Senior Notes 5.38% due 04/15/08*	245,000	243,824
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17*	100,000	97,750
		460,600
Cosmetics & Toiletries — 0.0%
Procter & Gamble Co. Senior Notes 5.55% due 03/05/37	80,000	77,835
Direct Marketing — 0.0%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	25,000	25,688
Diversified Financial Services — 0.0%
AXA Financial, Inc. Senior Notes 6.50% due 04/01/08	35,000	35,379
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	42,000	42,783
		78,162
Diversified Manufactured Operations — 0.1%
3M Co. Notes 6.38% due 02/15/28	44,000	47,438
Crane Co. Senior Notes 6.55% due 11/15/36	98,000	97,737
		145,175
Electric-Generation — 0.0%
The AES Corp. Senior Notes 8.88% due 02/15/11	50,000	53,750

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Electric-Integrated — 0.9%
American Electric Power Co., Inc. Senior Notes 4.71% due 08/16/07(9)	$36,000	$35,894
Appalachian Power Co. Senior Notes 5.00% due 06/01/17	36,000	34,074
Centerpoint Energy, Inc. Senior Notes 5.88% due 06/01/08	70,000	70,271
Commonwealth Edison Co. 1st Mtg. Bonds 5.90% due 03/15/36	49,000	45,479
Commonwealth Edison Co. 1st Mtg. Bonds 5.95% due 08/15/16	60,000	58,733
Consumers Energy Co. 1st Mtg. Bonds 4.25% due 04/15/08	70,000	69,265
Dominion Resources, Inc. Senior Notes 5.69% due 05/15/08(9)	66,000	66,154
Dominion Resources, Inc. Junior Sub. Notes 6.30% due 09/30/66(5)	68,000	69,275
Duke Energy Corp. Senior Notes 4.20% due 10/01/08	60,000	59,092
Duke Energy Indiana, Inc. Debentures 5.00% due 09/15/13	35,000	34,060
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	90,000	90,840
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	22,363	25,550
Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	470,000	509,402
Pepco Holdings, Inc. Notes 5.50% due 08/15/07	341,000	340,867
Pepco Holdings, Inc. Notes 6.45% due 08/15/12	30,000	31,392
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	30,000	32,535
PSI Energy, Inc. Debentures 7.85% due 10/15/07	102,000	103,224
Public Service Electric & Gas Co. Sec. Notes 5.00% due 08/15/14	36,000	35,132
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	103,000	100,224

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Southern Energy, Inc. Notes 7.90% due 07/15/09†(4)(6)(7)	$50,000	$0
Texas-New Mexico Power Co. Senior Notes 6.25% due 01/15/09	140,000	142,112
TXU Corp. Senior Notes 4.80% due 11/15/09	270,000	265,222
		2,218,797
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	10,000	10,425
Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 6.63% due 09/15/16	180,000	185,789
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	35,000	34,694
Enterprise Software/Service — 0.0%
Oracle Corp. Notes 5.00% due 01/15/11	21,000	20,923
Finance-Auto Loans — 0.4%
Ford Motor Credit Co. Notes 5.70% due 01/15/10	145,000	138,804
Ford Motor Credit Co. Senior Notes 5.80% due 01/12/09	8,000	7,848
Ford Motor Credit Co. Senior Notes 6.63% due 06/16/08	30,000	29,905
Ford Motor Credit Co. Notes 7.38% due 10/28/09	200,000	199,632
General Motors Acceptance Corp. Notes 6.75% due 12/01/14	75,000	73,732
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	95,000	95,092
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	382,000	380,461
		925,474
Finance-Commercial — 0.0%
Transamerica Finance Corp. Senior Notes 6.40% due 09/15/08	33,000	33,536

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Finance-Consumer Loans — 0.1%
HSBC Finance Corp. Notes 4.75% due 07/15/13	$56,000	$54,094
John Deere Capital Corp. Debentures 5.10% due 01/15/13	48,000	47,768
		101,862
Finance-Credit Card — 0.0%
Capital One Bank Senior Sub. Notes 6.50% due 06/13/13	50,000	52,319
Finance-Investment Banker/Broker — 1.1%
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	500,000	488,130
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	490,000	497,741
J.P. Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	505,000	497,093
Lehman Brothers Holdings, Inc. Senior Notes 5.25% due 02/06/12	40,000	39,963
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	450,000	436,259
Morgan Stanley Sub. Notes 4.75% due 04/01/14	530,000	503,387
Morgan Stanley Senior Notes 5.63% due 01/09/12	40,000	40,526
The Bear Stearns Cos., Inc. Senior Sub. Notes 5.55% due 01/22/17	40,000	39,233
		2,542,332
Finance-Mortgage Loan/Banker — 0.1%
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	70,000	70,562
Residential Capital LLC Company Guar. Notes 6.13% due 11/21/08	40,000	39,979
Residential Capital LLC Company Guar. Notes 6.38% due 06/30/10	119,000	118,968
Residential Capital LLC Company Guar. Notes 6.50% due 04/17/13	35,000	34,668
Residential Capital LLC Company Guar. Notes 6.88% due 06/30/15	49,000	49,437
		313,614

Security Description	Principal Amount	Value (Note 2)
Finance-Other Services — 0.2%
SB Treasury Co. LLC Bonds 9.40% due 06/30/08*(5)(8)	$460,000	$481,370
Food-Misc. — 0.1%
Kraft Foods, Inc. Senior Bonds 5.63% due 11/01/11	35,000	35,427
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	180,000	187,039
		222,466
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	55,000	54,725
Gas-Distribution — 0.2%
Energen Corp. Notes 7.63% due 12/15/10	260,000	279,201
Sempra Energy Senior Notes 4.62% due 05/17/07	63,000	62,930
		342,131
Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(9)	4,000	3,290
Hotel/Motel — 0.1%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16*	160,000	159,986
Independent Power Producers — 0.1%
Calpine Corp. Sec. Notes 8.75% due 07/15/13*(10)	100,000	106,500
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	55,000	56,512
		163,012
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	35,000	34,695
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	25,000	25,930
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	215,000	215,472
		276,097
Insurance-Life/Health — 0.2%
Americo Life, Inc. Notes 7.88% due 05/01/13*	44,000	45,226
Lincoln National Corp. Jr. Sub. Bonds 7.00% due 05/17/66(5)	300,000	314,371

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health (continued)
Monumental Global Funding II Notes 5.65% due 07/14/11*	$36,000	$36,724
		396,321
Insurance-Multi-line — 0.2%
Metropolitan Life Global Funding I Sec. Notes 5.75% due 07/25/11*	30,000	30,748
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	120,000	121,612
The Allstate Corp. Senior Notes 7.20% due 12/01/09	78,000	82,003
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	265,000	260,587
		494,950
Insurance-Mutual — 0.1%
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	290,000	302,837
Insurance-Property/Casualty — 0.6%
Ace Capital Trust II 9.70% due 04/01/30	270,000	359,190
Crum & Forster Holdings Corp. Senior Notes 10.38% due 06/15/13	40,000	43,200
Everest Reinsurance Holdings, Inc. Notes 5.40% due 10/15/14	80,000	78,877
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	350,000	383,913
Fidelity National Title Group, Inc. Notes 7.30% due 08/15/11	76,000	78,877
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	139,000	143,699
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	260,000	256,654
W.R. Berkley Corp. Senior Sub. Notes 6.25% due 02/15/37	80,000	78,139
		1,422,549
Leisure Products — 0.0%
Brunswick Corp. Notes 5.00% due 06/01/11	47,000	45,929
Machinery-Farming — 0.0%
Case Corp. Notes 7.25% due 01/15/16	30,000	31,350

Security Description	Principal Amount	Value (Note 2)
Medical Products — 0.0%
Baxter International, Inc. Senior Notes 5.90% due 09/01/16	$30,000	$30,959
Universal Hospital Services, Inc. Senior Notes 10.13% due 11/01/11	25,000	26,563
		57,522
Medical-Drugs — 0.1%
Abbott Laboratories Notes 5.88% due 05/15/16	40,000	41,380
American Home Products Corp. Notes 6.95% due 03/15/11	40,000	42,527
Eli Lilly & Co. Notes 5.50% due 03/15/27	80,000	77,079
Wyeth Bonds 5.50% due 02/01/14	56,000	56,341
Wyeth Notes 5.95% due 04/01/37	35,000	34,470
		251,797
Medical-HMO — 0.0%
WellPoint, Inc. Notes 3.75% due 12/14/07	51,972	51,392
Medical-Hospitals — 0.1%
HCA, Inc. Senior Notes 6.95% due 05/01/12	70,000	67,550
HCA, Inc. Sec. Notes 9.13% due 11/15/14*	25,000	26,719
HCA, Inc. Sec. Notes 9.25% due 11/15/16*	40,000	43,150
		137,419
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	390,000	387,554
Cardinal Health, Inc. Senior Notes 5.80% due 10/15/16*	60,000	59,781
		447,335
Metal Processors & Fabrication — 0.0%
Timken Co. Notes 5.75% due 02/15/10	52,000	51,951
Metal-Aluminum — 0.0%
Alcoa, Inc. Bonds 5.90% due 02/01/27	49,000	47,821
Alcoa, Inc. Bonds 6.50% due 06/15/18	32,000	33,768
		81,589

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	$25,000	$27,031
Multimedia — 0.7%
Belo Corp. Senior Notes 6.75% due 05/30/13	30,000	31,550
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	93,000	99,917
News America, Inc. Debentures 7.28% due 06/30/28	385,000	415,964
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	35,000	37,887
The Walt Disney Co. Notes 5.38% due 06/01/07	500,000	500,140
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	298,000	352,256
Time Warner, Inc. Company Guar. Notes 6.75% due 04/15/11	40,000	42,155
Viacom, Inc. Senior Notes 6.25% due 04/30/16	182,000	184,502
Viacom, Inc. Senior Notes 6.88% due 04/30/36	25,000	25,200
		1,689,571
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	60,000	58,578
Oil Companies-Exploration & Production — 0.1%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	105,000	109,725
Devon Energy Corp. Company Guar. Debentures 7.95% due 04/15/32	80,000	95,939
		205,664
Oil Companies-Integrated — 0.1%
Hess Corp. Notes 7.13% due 03/15/33	85,000	91,952
Hess Corp. Bonds 7.88% due 10/01/29	40,000	46,140
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	118,000	131,840
		269,932

Security Description	Principal Amount	Value (Note 2)
Oil Refining & Marketing — 0.1%
The Premcor Refining Group, Inc.. Company Guar. Notes 6.75% due 05/01/14	$108,000	$112,512
Oil-Field Services — 0.0%
Hanover Compressor Co. Senior Notes 9.00% due 06/01/14	55,000	59,537
Paper & Related Products — 0.2%
Bowater, Inc. Notes 6.50% due 06/15/13	30,000	27,075
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	20,000	20,100
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	5,000	5,012
Plum Creek Timberlands LP Company Guar. Notes 5.88% due 11/15/15	60,000	59,616
Temple-Inland, Inc. Bonds 6.63% due 01/15/18	275,000	289,096
		400,899
Pipelines — 0.3%
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	60,000	64,876
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	55,000	56,925
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	35,000	36,834
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	25,000	26,500
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17*	130,000	130,484
Enbridge Energy Partners LP Senior Notes 5.88% due 12/15/16	23,000	23,107
ONEOK Partners LP Company Guar. Notes 6.15% due 10/01/16	30,000	30,670
Southern Natural Gas Co. Notes 5.90% due 04/01/17*	23,000	23,000
Spectra Energy Capital LLC Senior Notes 6.25% due 02/15/13	310,000	317,370
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	50,000	55,000
		764,766

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Precious Metals — 0.0%
Barrick Gold Finance, Inc. Company Guar. Debentures 7.50% due 05/01/07	$45,000	$45,067
Private Corrections — 0.0%
Corrections Corp. of America Company Guar. Notes 6.25% due 03/15/13	25,000	25,000
Publishing-Newspapers — 0.0%
Knight Ridder, Inc. Debentures 6.88% due 03/15/29	35,000	32,519
Knight Ridder, Inc. Debentures 7.15% due 11/01/27	40,000	38,179
		70,698
Radio — 0.2%
Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	375,000	388,545
Real Estate Investment Trusts — 1.0%
AvalonBay Communities, Inc. Senior Notes 5.75% due 09/15/16	60,000	60,792
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	270,000	273,967
Colonial Properties Trust Notes 6.25% due 06/15/14	35,000	36,164
Developers Diversified Realty Corp. Bonds 5.38% due 10/15/12	190,000	189,901
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	120,000	119,187
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	300,000	307,523
Heritage Property Investment Trust Notes 4.50% due 10/15/09	30,000	29,434
Kimco Realty Corp. Notes 5.58% due 11/23/15	370,000	371,724
Liberty Property LP Senior Notes 7.25% due 03/15/11	170,000	181,164
Liberty Property LP Senior Notes 8.50% due 08/01/10	240,000	263,298
Mack-Cali Realty LP Bonds 5.80% due 01/15/16	30,000	30,202
New Plan Excel Realty Trust Senior Notes 4.50% due 02/01/11	64,000	61,851

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	$16,000	$15,727
Simon Property Group LP Notes 5.00% due 03/01/12	15,000	14,858
Simon Property Group LP Notes 5.38% due 08/28/08	24,000	23,999
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	330,000	336,315
Vornado Realty LP Notes 4.50% due 08/15/09	35,000	34,301
		2,350,407
Real Estate Management/Services — 0.2%
AMB Property LP Senior Notes 5.45% due 12/01/10	400,000	402,171
Real Estate Operations & Development — 0.7%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	445,000	454,345
Developers Diversified Realty Corp. Senior Notes 5.00% due 05/03/10	320,000	317,738
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	140,000	135,876
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	180,000	175,214
Simon Property Group LP Notes 4.60% due 06/15/10	170,000	167,117
Simon Property Group LP Notes 5.38% due 06/01/11	320,000	321,987
		1,572,277
Recycling — 0.0%
Aleris International, Inc. Senior Notes 9.00% due 06/15/07*(11)	25,000	26,375
Aleris International, Inc. Senior Sub. Notes 10.00% due 12/15/16*	10,000	10,500
		36,875
Research & Development — 0.0%
Alion Science and Technology Corp. Senior Notes 10.25% due 02/01/15*	20,000	20,600
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 5.88% due 12/16/36	60,000	57,206

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 5.88% due 04/05/27	$80,000	$79,786
Retail-Drug Store — 0.0%
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	69,644	70,439
Savings & Loans/Thrifts — 0.2%
Independence Community Bank Corp. Notes 3.50% due 06/20/13(5)	32,000	31,328
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	90,000	88,502
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13	78,000	77,840
Washington Mutual Preferred Funding II Bonds 6.67% due 12/15/16*(5)(8)	95,000	93,233
Western Financial Bank Senior Debentures 9.63% due 05/15/12	63,000	68,528
		359,431
School — 0.1%
Massachusetts Institute of Technology Notes 7.25% due 11/02/96	170,000	212,235
Special Purpose Entities — 0.4%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	85,000	83,247
Capital One Capital IV Company Guar. Notes 6.75% due 02/17/37	40,000	38,323
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	82,000	86,817
Cyrus Reinsurance Holdings SPC Senior Notes 6.37% due 09/01/08*(4)(5)	33,000	32,917
Farmers Exchange Capital Notes 7.05% due 07/15/28*	480,000	492,121
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	29,000	29,356
Pricoa Global Funding I Notes 5.30% due 09/27/13*	60,000	60,098
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	42,000	41,918
		864,797

Security Description	Principal Amount	Value (Note 2)
Steel-Producer — 0.0%
International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	$80,000	$83,300
Telecom Services — 0.2%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	64,000	65,667
Qwest Corp. Senior Notes 7.50% due 10/01/14	40,000	42,200
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	320,000	370,909
		478,776
Telephone-Integrated — 0.6%
AT&T Corp. Senior Notes 7.30% due 11/15/11	35,000	37,995
CenturyTel, Inc. Senior Notes 6.00% due 04/01/17	120,000	118,846
Citizens Communications Co. Bonds 7.13% due 03/15/19*	25,000	24,750
GTE Northwest, Inc. Debentures 5.55% due 10/15/08	30,000	30,087
LCI International, Inc. Senior Notes 7.25% due 06/15/07	75,000	75,188
Level 3 Financing, Inc. Senior Notes 8.75% due 02/15/17*	10,000	10,075
New England Telephone & Telegraph Co. Debentures 7.88% due 11/15/29	35,000	39,349
SBC Communications, Inc. Notes 5.10% due 09/15/14	260,000	254,016
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	70,000	69,712
Sprint Capital Corp. Company Guar. Notes 7.63% due 01/30/11	290,000	311,787
Sprint Capital Corp. Company Guar. Bonds 8.75% due 03/15/32	210,000	247,699
Sprint Nextel Corp. Bonds 6.00% due 12/01/16	65,000	63,967
Verizon Communications, Inc. Senior Notes 6.25% due 04/01/37	40,000	39,620
Verizon New York, Inc. Debentures 6.88% due 04/01/12	59,000	62,265
		1,385,356

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Television — 0.2%
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	$180,000	$193,630
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	170,000	183,253
Paxson Communication Corp. Sec. Notes 11.61% due 01/15/13*(5)	35,000	36,488
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	15,000	14,775
		428,146
Tobacco — 0.3%
Altria Group, Inc. Senior Notes 7.00% due 11/04/13	550,000	597,290
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	167,983	186,041
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	32,527	34,032
		220,073
Transport-Rail — 0.1%
Burlington Northern Santa Fe Corp. Debentures 7.29% due 06/01/36	73,000	81,501
Norfolk Southern Corp. Senior Notes 7.70% due 05/15/17	70,000	78,011
		159,512
Transport-Services — 0.1%
Federal Express Corp. Pass Through Certs. Series 1981A, Class A 6.72% due 01/15/22	145,690	156,875
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	30,000	30,229
Ryder System, Inc. Notes 5.85% due 03/01/14	19,000	18,966
Ryder System, Inc. Notes 5.85% due 11/01/16	60,000	59,485
		265,555
Total Corporate Bonds & Notes (cost $34,311,577)		34,712,938

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 4.8%
Agricultural Chemicals — 0.2%
Agrium, Inc. Senior Notes 7.13% due 05/23/36	$380,000	$401,488
Airport Development/Maintenance — 0.1%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	244,024	248,933
Banks-Commercial — 0.6%
Barclays Bank PLC Sub. Notes 5.93% due 12/15/16*(5)(8)	70,000	71,683
Caisse Nationale des Caisses d'Epargne et de Prevoyance Notes 4.92% due 12/30/09(5)(8)	55,000	45,375
NIB Capital Bank Bonds 5.82% due 10/11/13*(5)(8)	35,000	34,747
Overseas-Chinese Banking Sub. Notes 7.75% due 09/06/11*	410,000	451,673
Royal Bank of Scotland Group PLC Bonds 7.65% due 09/30/31(5)(8)	100,000	115,719
RSHB Capital Bonds 7.18% due 05/16/13	300,000	315,357
Societe Generale Senior Sub. Notes 5.92% due 04/15/17*(5)(8)	80,000	79,952
VTB Capital SA Senior Notes 6.25% due 07/02/35*	315,000	325,631
		1,440,137
Banks-Money Center — 0.2%
HBOS Capital Funding LP Company Guar. Notes 6.85% due 03/23/09(8)	88,000	88,994
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	310,000	315,844
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 8.38% due 04/27/09(8)	65,000	68,699
National Westminster Bank PLC Sub. Notes 7.75% due 10/16/07(5)(8)	25,000	25,238
		498,775
Beverages-Wine/Spirits — 0.0%
Diageo Capital PLC Company Guar. Notes 5.13% due 01/30/13	60,000	59,708
Brewery — 0.4%
CIA Brasileira De Bebida Notes 8.75% due 09/15/13	245,000	284,200

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Brewery (continued)
CIA Brasileira de Bebidas Company Guar. Notes 10.50% due 12/15/11	$190,000	$228,000
SABMiller PLC Notes 6.50% due 07/01/16*	480,000	507,238
		1,019,438
Broadcast Services/Program — 0.1%
Grupo Televisa SA Senior Notes 6.63% due 03/18/25	145,000	151,276
Building Products-Cement — 0.1%
C8 Capital SPV, Ltd. Notes 6.64% due 12/31/14*(5)(8)	130,000	128,470
Cellular Telecom — 0.1%
America Movil SA de CV Bonds 6.38% due 03/01/35	37,000	36,447
Vodafone Group PLC Bonds 6.15% due 02/27/37	84,000	81,092
		117,539
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(4)(6)	20,000	0
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	40,000	41,333
Diversified Financial Services — 0.1%
BTM (Curacao) Holdings NV Bank Guar. Notes 4.76% due 07/21/15*(5)	100,000	97,648
Diversified Manufactured Operations — 0.0%
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	60,000	63,071
Diversified Minerals — 0.2%
BHP Billiton Finance, Ltd. Company Guar. Notes 5.40% due 03/29/17	80,000	79,391
Vale Overseas, Ltd. Company Guar. Bonds 6.88% due 11/21/36	295,000	304,643
		384,034
Diversified Operations — 0.1%
Hutchison Whampoa International, Ltd. Company Guar. Notes 5.45% due 11/24/10*	310,000	311,787
Electric-Generation — 0.2%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	540,000	545,587

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated — 0.0%
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	$54,000	$57,804
Financial Guarantee Insurance — 0.0%
Security Capital Assurance, Ltd. Bonds 6.88% due 09/30/17*(4)(5)(8)	80,000	80,000
Food-Meat Products — 0.2%
JBS SA Senior Notes 10.50% due 08/04/16*	300,000	341,250
Gas-Distribution — 0.0%
Nakilat, Inc. Sec. Notes 6.07% due 12/31/33*	50,000	48,224
Insurance-Multi-line — 0.2%
Aegon NV Sub. Notes 5.31% due 07/15/14(5)(8)	78,000	66,386
AXA SA Sub. Notes 6.38% due 12/14/36*(5)(8)	54,000	51,832
AXA SA Sub. Notes 8.60% due 12/15/30	240,000	305,986
ING Groep NV Bonds 5.78% due 12/08/15(5)(8)	100,000	99,487
		523,691
Insurance-Property/Casualty — 0.1%
Xl Capital (Europe) PLC Company Guar. Notes 6.50% due 01/15/12	245,000	256,533
Investment Companies — 0.0%
Canadian Oil Sands, Ltd. Notes 5.80% due 08/15/13*	62,000	62,224
Medical-Drugs — 0.1%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	15,000	13,838
Angiotech Pharmaceuticals, Inc. Senior Notes 9.10% due 12/01/13*(5)	50,000	51,062
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	40,000	39,300
		104,200
Metal-Diversified — 0.1%
Inco, Ltd. Bonds 7.20% due 09/15/32	120,000	128,503
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Notes 5.70% due 05/15/17	140,000	139,353
Nexen, Inc. Bonds 5.88% due 03/10/35	20,000	18,761

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Nexen, Inc. Notes 7.88% due 03/15/32	$16,000	$18,941
		177,055
Oil Companies-Integrated — 0.0%
ConocoPhillips Canada Funding Co. Company Guar. Notes 5.95% due 10/15/36	29,000	29,323
Petro-Canada Notes 5.95% due 05/15/35	35,000	33,388
		62,711
Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	25,000	25,312
Pipelines — 0.0%
Kinder Morgan Finance Co. ULC Company Guar. Notes 5.70% due 01/05/16	54,000	50,631
Real Estate Operations & Development — 0.0%
Brookfield Asset Management, Inc. Notes 8.13% due 12/15/08	70,000	73,256
Satellite Telecom — 0.0%
Intelsat Bermuda, Ltd. Senior Notes 8.87% due 01/15/15*(5)	40,000	40,800
Intelsat, Ltd. Senior Notes 6.50% due 11/01/13	30,000	26,475
		67,275
Special Purpose Entities — 0.7%
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(8)	104,000	109,230
National Gas Co. Notes 6.05% due 01/15/36*	650,000	628,375
Petroleum Export, Ltd. Senior Notes 5.27% due 06/15/11*	249,345	246,740
Rio Tinto Finance USA, Ltd. Notes 2.63% due 09/30/08	30,000	28,919
UFJ Finance Aruba AEC Bonds 6.75% due 07/15/13	590,000	635,538
		1,648,802
Telecom Services — 0.1%
Telenet Group Holdings NV Disc. Notes 11.50% due 06/15/14*(9)	73,000	68,437
TELUS Corp. Notes 7.50% due 06/01/07	51,000	51,162

Security Description	Principal Amount	Value (Note 2)
Telecom Services (continued)
TELUS Corp. Notes 8.00% due 06/01/11	$78,000	$85,428
		205,027
Telephone-Integrated — 0.8%
British Telecommunications PLC Bonds 8.63% due 12/15/30	70,000	96,111
Deutsche Telekom International Finance BV Company Guar. Bonds 8.00% due 06/15/10	340,000	368,565
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30	200,000	247,732
France Telecom SA Bonds 7.75% due 03/01/11	370,000	403,107
France Telecom SA Notes 8.50% due 03/01/31	100,000	129,966
Telecom Italia Capital SA Company Guar. Notes 4.00% due 01/15/10	60,000	57,968
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	30,000	28,462
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	500,000	513,180
		1,845,091
Transport-Rail — 0.0%
Canadian National Railway Co. Notes 6.38% due 10/15/11	60,000	62,667
Total Foreign Corporate Bonds & Notes (cost $11,178,739)		11,329,480
FOREIGN GOVERNMENT AGENCIES — 1.4%
Sovereign — 1.4%
Federal Republic of Brazil Notes 8.00% due 01/15/18	40,000	45,180
Federal Republic of Brazil Bonds 10.50% due 07/14/14	75,000	96,375
Federal Republic of Brazil Bonds 12.50% due 01/05/16	2,200,000	1,227,443
Province of Quebec Debentures 7.50% due 09/15/29	81,000	102,339
Republic of Argentina Bonds 5.50% due 08/03/12(5)	105,000	75,442
Republic of Argentina Notes 8.28% due 12/31/33	170,470	198,087

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Republic of Turkey Notes 9.00% due 06/30/11	$75,000	$83,250
Republic of Turkey Senior Notes 11.88% due 01/15/30	210,000	322,350
Republic of Venezuela Notes 8.50% due 10/08/14	40,000	44,540
Republic of Venezuela Bonds 9.25% due 09/15/27	280,000	352,100
Russian Federation Bonds 7.50% due 03/31/30(9)	240,000	272,376
Russian Federation Bonds 7.50% due 03/31/30*(9)	41,000	46,535
United Mexican States Notes 6.75% due 09/27/34	400,000	436,200
Total Foreign Government Agencies (cost $3,037,788)		3,302,217
LOAN AGREEMENTS — 0.1%
Finance-Auto Loans — 0.1%
Ford Motor Bank 8.36% due 12/15/13 (cost $234,413)	234,413	235,503
MUNICIPAL BONDS & NOTES — 0.1%
Phoenix, Arizona, Civic Improvement Corp. Excise Tax Revenue 6.33% due 07/01/08	100,000	101,429
Southern California Public Power Authority Power Project, Series B 6.93% due 05/15/17	125,000	141,623
Total Municipal Bonds & Notes (cost $229,154)		243,052
U.S. GOVERNMENT AGENCIES — 28.2%
Federal Home Loan Bank — 0.1%
4.50% due 09/08/08	130,000	129,238
Federal Home Loan Mtg. Corp. — 8.0%
4.13% due 07/12/10	124,000	121,461
4.45% due 03/06/08	215,000	213,798
4.50% due 04/01/19	605,382	586,851
5.00% due 07/01/20	76,856	75,828
5.00% due 12/01/20	147,146	145,177
5.00% due 05/01/21	1,416,606	1,397,654
5.00% due 07/01/21	503,887	497,145
5.00% due 05/01/34	375,034	363,135
5.00% due 06/01/34	481,751	466,467
5.00% due 08/01/35	271,740	262,888
5.00% due 08/01/35	127,915	123,749
5.00% due 11/01/35	604,141	584,462
5.00% due 07/01/36	4,629,503	4,474,216
5.00% due 11/01/36	99,634	96,292
5.00% due 01/01/37	224,316	216,792
5.00% due April TBA	3,750,000	3,623,438

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
5.50% due 07/01/34	$176,472	$174,914
5.50% due 07/01/35	88,887	88,046
5.50% due April TBA	2,000,000	1,978,750
5.72% due 08/01/36(5)	771,169	774,786
5.81% due 01/01/37(5)	246,073	247,565
5.82% due 01/01/37(5)	164,936	166,584
6.00% due 09/01/26	489,412	495,345
6.00% due 12/01/33	243,365	246,587
6.00% due 08/01/36	145,547	146,720
6.00% due 12/01/36	437,983	441,511
6.50% due 05/01/16	23,355	23,916
6.50% due 05/01/29	19,573	20,178
6.50% due 07/01/35	26,077	26,768
6.50% due 03/01/36	153,452	156,492
6.50% due 05/01/36	5,154	5,256
6.50% due April TBA	293,000	298,769
6.88% due 09/15/10	79,000	84,132
7.00% due 04/01/32	47,800	49,599
8.50% due 11/01/08	5,419	5,489
8.50% due 12/01/19	84	89
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ 3.00% due 03/15/17(3)	196,912	186,661
Federal Home Loan Mtg. Corp., REMIC Series 2586, Class NK 3.50% due 08/15/16(3)	88,336	85,273
Federal Home Loan Mtg. Corp., REMIC Series 1577, Class PK 6.50% due 09/15/23(3)	60,000	62,346
Federal Home Loan Mtg. Corp., REMIC Series 1226, Class Z 7.75% due 03/15/22(3)	5,500	5,491
		19,020,620
Federal National Mtg. Assoc. — 19.4%
3.88% due 02/01/08	250,000	247,476
4.56% due 01/01/15	933,360	908,303
4.75% due 12/15/10	69,000	68,827
5.00% due 03/01/18	424,920	420,170
5.00% due 06/01/19	49,013	48,410
5.00% due 05/01/35	3,710	3,588
5.00% due 09/01/35	273,323	264,338
5.00% due 10/01/35	1,038,836	1,004,686
5.00% due 01/01/37	399,090	385,542
5.00% due April TBA	2,500,000	2,464,845
5.00% due April TBA	5,800,000	5,602,440
5.25% due 08/01/12	50,000	50,574
5.30% due 11/01/15	834,543	822,756
5.50% due 03/01/18	158,594	159,317
5.50% due 06/01/19	70,923	71,192
5.50% due 08/01/21	951,298	953,714
5.50% due 10/01/21	238,318	238,923
5.50% due 10/01/21	933,051	935,422
5.50% due 10/01/21	960,256	962,695
5.50% due 12/01/33	525,105	520,802
5.50% due 05/01/34	158,676	157,376
5.50% due 06/01/34	141,790	140,546

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
5.50% due 12/01/35	$342,559	$339,326
5.50% due 06/01/36	5,325,825	5,282,863
5.50% due 11/01/36	1,169,249	1,157,055
5.50% due 12/01/36	571,342	562,937
5.50% due 12/01/36	48,284	47,780
5.50% due April TBA	1,900,000	1,904,157
5.50% due April TBA	7,261,156	7,184,006
5.85% due 02/01/36(5)	167,982	169,098
5.92% due 10/01/11	158,685	163,509
6.00% due 06/01/17	80,077	81,504
6.00% due 02/01/21	254,735	258,981
6.00% due 03/01/21	1,688,561	1,716,707
6.00% due 10/01/21	562,048	571,427
6.00% due 06/01/26	315,008	318,630
6.00% due 12/01/33	289,416	292,872
6.00% due 05/01/34	164,232	165,887
6.00% due 11/01/36	552,880	554,907
6.00% due April TBA	525,000	528,774
6.06% due 09/01/11	86,193	88,809
6.11% due 05/01/11	328,813	339,786
6.31% due 02/01/11	428,221	443,942
6.34% due 01/01/08	101,653	101,549
6.36% due 07/01/08	61,453	61,561
6.43% due 01/01/08	122,578	122,490
6.50% due 06/01/13	173,229	177,528
6.50% due 09/01/26	1,637,823	1,674,883
6.50% due 09/01/32	203,624	209,350
6.50% due 06/01/35	1,395,144	1,430,104
6.50% due 11/01/35	846,911	864,481
6.50% due 01/01/36	105,996	108,195
6.50% due 02/01/36	492,028	501,930
6.50% due 05/01/36	1,008,907	1,029,212
6.50% due 06/01/36	320,572	327,024
6.50% due 08/01/36	119,342	121,744
6.50% due 08/01/36	98,257	100,235
6.59% due 11/01/07	87,359	87,183
7.00% due April TBA	659,112	679,709
		46,202,077
Government National Mtg. Assoc. — 0.7%
4.50% due 05/15/36	993,339	940,224
5.50% due 05/15/36	84,119	83,667
6.00% due 09/15/32	61,987	62,952
6.00% due 12/15/33	338,653	343,912
7.00% due 11/15/31	62,160	65,035
7.50% due 01/15/32	49,366	51,544
7.50% due 07/15/33	58,301	60,993
7.50% due 09/16/35	1,109	1,154
8.00% due 11/15/31	8,190	8,692
8.50% due 11/15/17	3,114	3,310
8.50% due 11/15/17	1,209	1,284
9.00% due 11/15/21	1,130	1,218
Government National Mtg. Assoc. Series 2005-74, Class HB 7.50% due 09/15/35(3)	47,780	50,190
		1,674,175

Security Description	Principal Amount	Value (Note 2)
Overseas Private Investment Corp. — 0.0%
6.99% due 01/15/09	$77,500	$78,456
Total U.S. Government Agencies (cost $67,287,776)		67,104,566
U.S. GOVERNMENT TREASURIES — 7.2%
United States Treasury Bonds — 1.3%
6.00% due 02/15/26	1,250,000	1,412,793
6.88% due 08/15/25	1,400,000	1,726,593
		3,139,386
United States Treasury Notes — 5.9%
2.63% due 05/15/08	19,000	18,543
3.13% due 09/15/08	1,000,000	977,305
3.25% due 08/15/07	380,000	377,462
3.25% due 08/15/08	2,500,000	2,449,610
3.38% due 10/15/09	47,000	45,674
3.63% due 01/15/10	66,000	64,414
3.88% due 05/15/09	4,400,000	4,335,892
4.00% due 02/15/14	150,000	144,703
4.00% due 02/15/15	752,000	720,921
4.25% due 10/15/10	60,000	59,468
4.50% due 11/15/10	30,000	29,977
4.50% due 02/28/11	20,000	19,973
4.50% due 11/15/15	200,000	197,961
4.63% due 02/29/08	274,000	273,251
4.88% due 02/15/12	75,000	76,169
4.88% due 08/15/16	2,000,000	2,031,718
5.00% due 02/15/11	6,000	6,103
5.00% due 08/15/11	17,000	17,329
5.13% due 06/30/11	1,650,000	1,686,480
5.63% due 05/15/08(12)	400,000	403,266
		13,936,219
Total U.S. Government Treasuries (cost $17,181,799)		17,075,605
Total Long-Term Investment Securities (cost $220,168,701)		232,638,741
SHORT-TERM INVESTMENT SECURITIES — 0.7%
Commercial Paper — 0.7%
RaboBank USA Financial Corp. 5.37% due 04/02/07 (cost $1,699,746)	1,700,000	1,699,746
REPURCHASE AGREEMENTS — 11.7%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 03/31/07, to be repurchased 04/01/07 in the amount of $554,139 and collateralized by $580,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 03/05/19 and having an approximate value of $569,850	554,000	554,000

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 03/31/07, to be repurchased 04/01/07 in the amount of $1,114,279 and collateralized by $1,105,000 of Federal Farm Credit Bank Notes, bearing interest at 5.38%, due 07/18/11 and having an approximate value of $1,136,769	$1,114,000	$1,114,000
Bank of America Joint Repurchase Agreement(13)	12,948,000	12,948,000
UBS Securities, LLC Joint Repurchase Agreement(13)	13,162,000	13,162,000
Total Repurchase Agreements (cost $27,778,000)		27,778,000
TOTAL INVESTMENTS (cost $249,646,447)(14)	110.3%	262,116,487
Liabilities in excess of other assets	(10.3)	(24,439,631)
NET ASSETS	100.0%	$237,676,856
BONDS & NOTES SOLD SHORT — (0.2%) U S. Government Agencies — (0.2%)
Federal Home Loan Mtg. Corp. 5.00% due April TBA (Proceeds $(522,281))	$(540,000)	$(521,775)

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2007, the aggregate value of these securities was $13,786,760 representing 5.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†  Non-income producing security

(1)  Commercial Mortgage Backed Security

(2)  Variable Rate Security - the rate reflected is as of March 31, 2007, maturity date reflects the stated maturity date.

(3)  Collateralized Mortgaged Obligation

(4)  Fair valued security; see Note 2

(5)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2007

(6)  Illiquid security

(7)  To the extent permitted by the Statement of Additional Information, the Multi-Managed Income/Equity Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2007, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

Name	Acquisition Date	Principal/ Shares	Acquisition Cost	Market Value	Market Value per Share	% of Net Assets
ICO North America, Inc. 7.50% due 08/15/09	8/11/2005	10,000	$10,000	$10,200	$102.00	0.00%
Southern Energy, Inc. 7.90% due 07/15/09	7/15/2005	50,000	0	0	0	0.00
				$10,200		0.00%

(8)  Perpetual maturity - maturity date reflects the next call date.

(9)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(10)  Company has filed Chapter 11 bankruptcy protection.

(11)  Variable Rate Security - the rate reflected is as of March 31, 2007, maturity date reflects next reset date.

(12)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(13)  See Note 2 for details of Joint Repurchase Agreements.

(14)  See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

REMIC — Real Estate Mortgage Investment Conduit

TBA — To Be Announced

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — March 31, 2007 (unaudited) (continued)

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of March 31, 2007	Unrealized Appreciation (Depreciation)
34	Long	U. S. Treasury 5 YR Notes	June 2007	$3,599,294	$3,597,094	$(2,200)
10	Long	U. S. Treasury Bonds	June 2007	1,128,776	1,112,500	(16,276)
5	Long	U. S. Treasury 10 YR Notes	June 2007	544,388	540,625	(3,763)
						$(22,239)

Open Foreign Bond Forward Contracts

Description	Principal Amount		Delivery Date	Value at Trade Date	Value as of March 31, 2007	Unrealized Appreciation (Depreciation)
Japanese Government Bond Series 8 1.00% due 06/10/16	JPY	509,900,000	06/07/2007	$4,330,265	$4,262,076	$(68,189)
Japanese Government Bond Series 280 1.90% due 06/20/16	JPY	(520,500,000)	06/07/2007	(4,532,860)	(4,516,020)	16,840
						$(51,349)

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Appreciation
*	USD	2,369,527	EUR	1,790,000	06/20/2007	$29,224
*	USD	254,832	KRW	240,230,000	06/20/2007	963
*	USD	773,344	NZD	1,105,000	06/20/2007	11,607
*	USD	5,186,451	SGD	7,880,000	06/20/2007	34,340
						76,134
Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Depreciation
	BRL	540,000	USD	253,283	06/20/2007	$(6,378)
*	EUR	2,570,000	USD	3,392,046	06/20/2007	(51,970)
*	JPY	62,100,000	USD	531,487	06/20/2007	(1,044)
*	KRW	725,440,000	USD	769,561	06/20/2007	(2,882)
*	NZD	1,465,000	USD	999,277	06/20/2007	(41,405)
*	SGD	3,920,000	USD	2,572,010	06/20/2007	(25,135)
*	USD	276,179	JPY	32,100,000	06/20/2007	(909)
						(129,723)
Net Unrealized Appreciation (Depreciation)						$(53,589)

*  Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

BRL — Brazil Real

EUR — Euro Dollar

JPY — Japanese Yen

KRW — South Korean Won

NZD — New Zealand Dollar

SGD — Singapore Dollar

USD — United States Dollar

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO PROFILE — March 31, 2007 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	26.0%
Repurchase Agreements	14.8
Diversified Financial Services	13.7
Federal Home Loan Mtg. Corp.	7.4
United States Treasury Notes	6.0
Finance-Investment Banker/Broker	2.7
United States Treasury Bonds	2.2
Telephone-Integrated	2.1
Government National Mtg. Assoc.	1.8
Banks-Super Regional	1.5
Electric-Integrated	1.5
Sovereign	1.5
Special Purpose Entities	1.5
Real Estate Investment Trusts	1.3
Oil Companies-Integrated	1.2
Agricultural Chemicals	1.1
Computers	1.0
Insurance-Property/Casualty	1.0
Multimedia	1.0
Real Estate Operations & Development	0.9
Banks-Commercial	0.8
Cable TV	0.8
Medical-Drugs	0.8
Insurance-Multi-line	0.7
Brewery	0.6
Casino Hotels	0.6
Finance-Auto Loans	0.6
Therapeutics	0.6
Aerospace/Defense	0.5
Cellular Telecom	0.5
Electric-Generation	0.5
Medical-Biomedical/Gene	0.5
Telecom Services	0.5
Airlines	0.4
Banks-Money Center	0.4
Broadcast Services/Program	0.4
Cosmetics & Toiletries	0.4
Food-Misc.	0.4
Oil Companies-Exploration & Production	0.4
Tobacco	0.4
Beverages-Non-alcoholic	0.3
Building-Residential/Commerical	0.3
Commercial Paper	0.3
Consumer Products-Misc.	0.3
Containers-Paper/Plastic	0.3
Entertainment Software	0.3
Finance-Other Services	0.3
Medical-Wholesale Drug Distribution	0.3
Pipelines	0.3
Radio	0.3
Real Estate Management/Services	0.3
Retail-Major Department Stores	0.3
Advertising Sales	0.2
Airport Development/Maintenance	0.2
Chemicals-Specialty	0.2
Coal	0.2
Commercial Services-Finance	0.2
Computer Services	0.2
Diversified Manufactured Operations	0.2
Diversified Minerals	0.2

Diversified Operations	0.2%
Electronic Components-Semiconductors	0.2
Finance-Credit Card	0.2
Finance-Mortgage Loan/Banker	0.2
Food-Meat Products	0.2
Gas-Distribution	0.2
Insurance-Life/Health	0.2
Insurance-Mutual	0.2
Medical Instruments	0.2
Medical Products	0.2
Paper & Related Products	0.2
Pharmacy Services	0.2
Retail-Discount	0.2
Retail-Drug Store	0.2
Schools	0.2
Television	0.2
Transport-Services	0.2
U. S. Municipal Bond & Notes	0.2
Web Portals/ISP	0.2
Wireless Equipment	0.2
Aerospace/Defense-Equipment	0.1
Agricultural Operations	0.1
Apparel Manufacturers	0.1
Applications Software	0.1
Audio/Video Products	0.1
Auto-Cars/Light Trucks	0.1
Banks-Fiduciary	0.1
Beverages-Wine/Spirits	0.1
Electric Products-Misc.	0.1
Electronic Parts Distribution	0.1
Enterprise Software/Service	0.1
Food-Retail	0.1
Hotels/Motels	0.1
Independent Power Producers	0.1
Industrial Gases	0.1
Insurance Brokers	0.1
Medical-HMO	0.1
Metal-Diversified	0.1
Mining	0.1
Networking Products	0.1
Oil Refining & Marketing	0.1
Oil-Field Services	0.1
Optical Supplies	0.1
Retail-Computer Equipment	0.1
Retail-Consumer Electronics	0.1
Retail-Regional Department Stores	0.1
Savings & Loans/Thrifts	0.1
Telecom Equipment-Fiber Optics	0.1
Transport-Air Freight	0.1
Transport-Rail	0.1
113.2%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO PROFILE — March 31, 2007 (unaudited) (continued)

Credit Quality†#
Government-Agency	42.3%
Government-Treasury	10.1
AAA	15.0
AA	1.1
A	8.6
BBB	15.6
BB	2.8
B	0.9
CCC	0.3
Not Rated@	3.3
100.0%

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

†  Source: Standard and Poor's.

#  Calculated as a percentage of total debt issues, excluding short-term securities.

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007

Security Description	Shares	Value (Note 2)
COMMON STOCK — 16.0%
Advertising Sales — 0.2%
Lamar Advertising Co., Class A	4,260	$268,252
Aerospace/Defense — 0.4%
Boeing Co.	1,838	163,417
General Dynamics Corp.	1,838	140,423
Lockheed Martin Corp.	1,838	178,323
Northrop Grumman Corp.	1,064	78,970
Raytheon Co.	2,418	126,848
		687,981
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.	1,644	106,860
Agricultural Chemicals — 0.8%
Monsanto Co.	9,603	527,781
Potash Corp. of Saskatchewan, Inc.	3,015	482,189
Syngenta AG†	1,088	208,172
		1,218,142
Agricultural Operations — 0.1%
Bunge, Ltd.	2,600	213,772
Apparel Manufacturer — 0.1%
Coach, Inc.†	2,611	130,681
Applications Software — 0.1%
Microsoft Corp.	6,767	188,596
Audio/Video Products — 0.1%
Sony Corp. ADR	3,375	170,404
Banks-Commercial — 0.0%
Marshall & Ilsley Corp.	290	13,430
Banks-Fiduciary — 0.1%
The Bank of New York Co., Inc.	4,349	176,352
Banks-Super Regional — 0.7%
Bank of America Corp.	3,095	157,907
PNC Financial Services Group, Inc.	870	62,614
SunTrust Banks, Inc.	870	72,245
US Bancorp	1,315	45,985
Wachovia Corp.	1,741	95,842
Wells Fargo & Co.	19,395	667,770
		1,102,363
Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	3,672	176,256
PepsiCo, Inc.	3,672	233,392
		409,648
Beverages-Wine/Spirits — 0.1%
Diageo PLC ADR	1,741	140,934
Brewery — 0.0%
Anheuser-Busch Cos., Inc.	1,161	58,584
Cable TV — 0.2%
Comcast Corp., Class A†	15,005	382,177
Casino Hotels — 0.5%
Boyd Gaming Corp.	5,380	256,303
Harrah's Entertainment, Inc.	5,105	431,118
Melco PBL Entertainment Macau, Ltd. ADR†	6,030	97,324
		784,745

Security Description	Shares	Value (Note 2)
Commercial Services-Finance — 0.2%
Moody's Corp.	6,145	381,359
Computers — 1.0%
Apple Computer, Inc.†	9,375	871,031
Hewlett-Packard Co.	1,354	54,350
International Business Machines Corp.	1,064	100,293
Research In Motion, Ltd.†	1,905	260,013
Sun Microsystems, Inc.†	53,755	323,067
		1,608,754
Consumer Products-Misc. — 0.3%
Clorox Co.	1,354	86,236
Kimberly-Clark Corp.	5,042	345,327
		431,563
Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	3,478	232,296
Procter & Gamble Co.	6,283	396,834
		629,130
Data Processing/Management — 0.0%
Automatic Data Processing, Inc.	870	42,108
Diversified Manufactured Operations — 0.2%
General Electric Co.	8,798	311,097
Honeywell International, Inc.	1,644	75,723
		386,820
E-Commerce/Services — 0.0%
IAC/InterActive Corp.†	1,741	65,653
Electric Products-Misc. — 0.1%
Emerson Electric Co.	3,172	136,681
Electric-Generation — 0.2%
The AES Corp.†	11,845	254,904
Electric-Integrated — 0.4%
Dominion Resources, Inc.	1,554	137,948
FPL Group, Inc.	2,805	171,582
PG&E Corp.	3,192	154,078
Progress Energy, Inc.	1,934	97,551
Southern Co.	3,095	113,432
		674,591
Electronic Components-Semiconductors — 0.2%
Advanced Micro Devices, Inc.†	2,128	27,792
Intel Corp.	3,478	66,534
NVIDIA Corp.†	1,934	55,661
Texas Instruments, Inc.	3,385	101,888
		251,875
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.†	2,100	70,749
Engineering/R&D Services — 0.0%
Fluor Corp.	657	58,946
Enterprise Software/Service — 0.1%
Oracle Corp.†	5,703	103,395
Entertainment Software — 0.3%
Activision, Inc.†	12,261	232,223
Electronic Arts, Inc.†	5,086	256,131
		488,354
Finance-Credit Card — 0.2%
American Express Co.	5,380	303,432

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Finance-Investment Banker/Broker — 1.3%
Citigroup, Inc.	3,672	$188,520
Goldman Sachs Group, Inc.	2,520	520,708
J.P. Morgan Chase & Co.	2,708	131,013
KKR Private Equity Investors LP*	21,337	517,422
Lazard, Ltd.	7,370	369,827
Morgan Stanley	2,224	175,162
The Bear Stearns Cos., Inc.	855	128,549
		2,031,201
Finance-Mortgage Loan/Banker — 0.1%
Fannie Mae	1,547	84,435
Freddie Mac	1,257	74,779
		159,214
Food-Misc. — 0.3%
Campbell Soup Co.	2,901	112,994
Kellogg Co.	1,838	94,528
Kraft Foods, Inc., Class A	7,616	241,123
		448,645
Food-Retail — 0.1%
The Kroger Co.	7,783	219,870
Independent Power Producer — 0.0%
Dynegy, Inc., Class A	45	417
Industrial Gases — 0.1%
Praxair, Inc.	1,838	115,720
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc.	870	83,155
MetLife, Inc.	1,077	68,013
XL Capital, Ltd., Class A	1,064	74,437
		225,605
Internet Security — 0.0%
Symantec Corp.†	2,418	41,831
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	580	38,877
Medical Instruments — 0.2%
Medtronic, Inc.	3,478	170,631
St. Jude Medical, Inc.†	2,031	76,386
		247,017
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	774	38,599
Medical Products — 0.2%
Baxter International, Inc.	2,515	132,465
Johnson & Johnson	2,872	173,067
		305,532
Medical-Biomedical/Gene — 0.5%
Celgene Corp.†	5,335	279,874
Genentech, Inc.†	5,339	438,439
Genzyme Corp.†	1,667	100,053
		818,366
Medical-Drugs — 0.7%
Abbott Laboratories	3,695	206,181
Allergan, Inc.	19	2,106
Bristol-Myers Squibb Co.	2,611	72,481
Merck & Co., Inc.	1,761	77,783
Novartis AG ADR	1,842	100,629

Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
Pfizer, Inc.	3,478	$87,854
Roche Holding AG	2,371	419,508
Wyeth	3,962	198,219
		1,164,761
Medical-HMO — 0.1%
Sierra Health Services, Inc.†	1,838	75,670
WellPoint, Inc.†	870	70,557
		146,227
Metal Processors & Fabrication — 0.0%
Precision Castparts Corp.	680	70,754
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc., Class B	259	17,143
Mining — 0.1%
Barrick Gold Corp.	4,639	132,443
Newmont Mining Corp.	1,451	60,928
		193,371
Motion Pictures & Services — 0.0%
Dreamworks Animation SKG, Inc., Class A†	1,100	33,638
Multimedia — 0.1%
The Walt Disney Co.	2,418	83,252
Time Warner, Inc.	2,321	45,770
		129,022
Networking Products — 0.1%
Cisco Systems, Inc.†	4,252	108,554
Oil Companies-Exploration & Production — 0.2%
Apache Corp.	1,910	135,037
EOG Resources, Inc.	2,005	143,037
XTO Energy, Inc.	484	26,528
		304,602
Oil Companies-Integrated — 1.1%
Chevron Corp.	2,128	157,387
ConocoPhillips	6,572	449,196
Exxon Mobil Corp.	3,865	291,614
Hess Corp.	3,030	168,074
Occidental Petroleum Corp.	3,205	158,039
Suncor Energy, Inc.	6,325	482,914
		1,707,224
Oil Refining & Marketing — 0.1%
Valero Energy Corp.	3,557	229,391
Oil-Field Services — 0.1%
Baker Hughes, Inc.	967	63,948
Schlumberger, Ltd.	2,321	160,381
		224,329
Optical Supplies — 0.1%
Alcon, Inc.	1,755	231,344
Pharmacy Services — 0.2%
Express Scripts, Inc.†	800	64,576
Medco Health Solutions, Inc.†	2,515	182,413
		246,989
Retail-Building Products — 0.0%
Home Depot, Inc.	193	7,091

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Retail-Computer Equipment — 0.1%
GameStop Corp., Class A†	3,908	$127,284
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	2,044	99,584
Retail-Discount — 0.2%
Target Corp.	1,838	108,920
Wal-Mart Stores, Inc.	4,542	213,247
		322,167
Retail-Drug Store — 0.2%
CVS Corp.	5,892	201,153
Walgreen Co.	1,451	66,586
		267,739
Retail-Major Department Stores — 0.3%
J.C. Penney Co., Inc.	6,255	513,911
Retail-Regional Department Stores — 0.1%
Federated Department Stores, Inc.	1,934	87,127
Kohl's Corp.†	1,367	104,726
		191,853
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.†	9,475	215,461
Telecom Services — 0.2%
Time Warner Telecom, Inc., Class A†	11,415	237,090
Telephone-Integrated — 0.4%
AT&T, Inc.	8,455	333,381
Level 3 Communications, Inc.†	40,065	244,396
Sprint Nextel Corp.	1,354	25,672
Verizon Communications, Inc.	1,257	47,665
		651,114
Therapeutics — 0.6%
Amylin Pharmaceuticals, Inc.†	1,860	69,490
Gilead Sciences, Inc.†	9,360	716,040
ImClone Systems, Inc.†	3,385	138,006
		923,536
Transport-Services — 0.1%
United Parcel Service, Inc., Class B	1,451	101,715
Web Portals/ISP — 0.2%
Google, Inc., Class A†	590	270,314
Yahoo!, Inc.†	893	27,942
		298,256
Wireless Equipment — 0.2%
QUALCOMM, Inc.	8,906	379,930
Total Common Stock (cost $21,605,908)		25,776,209
PREFERRED STOCK — 0.1%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 5.87%*(4)	2,000	49,313
Diversified Financial Services — 0.0%
General Electric Capital Corp. 8.00%(9)	2,000	47,920

Security Description	Shares/ Principal Amount	Value (Note 2)
Finance-Mortgage Loan/Banker — 0.0%
Fannie Mae Series O, 7.02%(4)	468	$24,888
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 6.19%(4)	2,400	56,400
Telephone-Integrated — 0.0%
AT&T, Inc. 6.38%	1,000	25,080
Total Preferred Stock (cost $208,074)		203,601
ASSET BACKED SECURITIES — 13.7%
Diversified Financial Services — 13.7%
Aesop Funding II LLC, Series 2003-3A, Class A3 3.72% due 07/20/09*	$550,000	541,162
Aesop Funding II LLC, Series 2005-1A, Class A1 3.95% due 04/20/08*	750,000	740,863
Asset Securitization Corp., Series 1997-D5, Class A1C 6.75% due 02/14/41(1)	68,577	68,998
Banc America Large Loan, Series 2006-277A, Class PAA 5.27% due 10/10/45*(1)(2)	145,000	141,474
Banc of America Commercial Mtg., Inc. Series 2005-6, Class A4 5.35% due 09/10/47(1)(2)	105,000	104,774
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6, Class A6 4.83% due 11/11/41(1)	930,000	904,652
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.21% due 02/11/44(1)	50,000	49,980
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class G 5.75% due 09/11/38	33,000	32,177
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class H 5.93% due 02/11/44*(1)(2)	85,000	83,231
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class F 5.93% due 09/11/38*(1)(2)	60,000	59,400
Capital One Auto Finance Trust, Series 2003-B, Class A4 3.18% due 09/15/10	621,846	616,721
Capital One Multi-Asset Execution Trust, Series 2003-A4, Class A4 3.65% due 07/15/11	500,000	490,827
Capital One Prime Auto Receivables Trust, Series 2003-2, Class A4 2.88% due 06/15/10	442,806	442,347

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Citibank Credit Card Issuance Trust, Series 2003-A6, Class A6 2.90% due 05/17/10	$990,000	$965,760
Citibank Credit Card Issuance Trust, Series 2004-A4, Class A4 3.20% due 08/24/09	500,000	495,873
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.40% due 07/15/44(1)(2)	300,000	299,756
Commercial Mtg. Pass Through Certs. Series 2004-LB2A, Class A3 4.22% due 03/10/39(1)	244,000	237,378
Commercial Mtg. Pass Through Certs. Series 2006-C7, Class A4 5.96% due 06/10/46(1)(2)	900,000	930,387
Countrywide Asset-Backed Certs. Series 2006-S6, Class A3 5.66% due 03/25/34(2)	126,000	126,139
Countrywide Home Loans, Series 2006-14, Class A3 6.25% due 09/25/36(3)	251,984	254,246
CS First Boston Mtg. Securities Corp., Series 1997-C2, Class A3 6.55% due 01/17/35(1)	125,019	125,589
DLJ Mtg. Acceptance Corp., Series 1997-CF2, Class A1B 6.82% due 10/15/30*(1)	105,748	105,849
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(1)(2)	930,000	900,783
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(1)(2)	600,000	603,035
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 4.60% due 04/25/35(2)(3)	559,709	559,294
Harley-Davidson Motorcycle Trust Series 2004-3, Class A2 3.20% due 05/15/12	878,369	860,245
Hertz Vehicle Financing LLC, Series 2004-1A, Class A3 2.85% due 05/25/09*	1,100,000	1,078,124
Household Automotive Trust, Series 2003-2, Class A4 3.02% due 12/17/10	143,955	142,381
Impac CMB Trust, Series 2005-4, Class 1A1A 5.59% due 06/25/35(3)(4)	495,283	496,316
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(1)	600,000	586,563
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class E 5.84% due 05/12/45*(1)(2)	50,000	50,805

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/11/30(1)	$240,000	$249,575
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 4.54% due 12/25/34(2)(3)	360,607	358,337
Merrill Lynch Mtg. Investors, Inc. Series 2004-A1, Class 3A 4.83% due 02/25/34(2)(3)	85,315	84,489
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)(2)	400,000	392,238
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.80% due 05/12/39(1)	1,300,000	1,324,920
Merrill Lynch/Countrywide Commercial Mtg. Trust, Series 2007-5, Class H 6.12% due 08/25/48(5)	50,000	46,566
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(1)	1,390,000	1,349,331
Morgan Stanley Capital I, Series 2006-IQ12, Class AJ 5.40% due 12/15/43(1)	90,000	89,473
Morgan Stanley Capital I, Series 2006-IQ12, Class D 5.53% due 12/15/43(1)(2)	63,000	62,800
MortgageIT Trust, Series 2005-4, Class A1 5.60% due 10/25/35(3)(4)	757,376	757,827
Nissan Auto Receivables Owner Trust, Series 2004-A, Class A4 2.76% due 07/15/09	517,876	510,523
Nomura Asset Securities Corp., Series 1998-D6, Class A1C 6.69% due 03/15/30(1)	500,000	524,825
Ocwen Advance Receivables Backed Notes Series 2006-1A 5.34% due 11/24/15*(5)	80,000	79,800
Peco Energy Transition Trust, Series 2001-A, Class A1 6.52% due 12/31/10	210,000	219,413
PP&L Transition Bond Co. LLC, Series 1999-1, Class A7 7.05% due 06/25/09	31,306	31,424
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	230,000	224,320
USAA Auto Owner Trust, Series 2004-1, Class A4 2.67% due 10/15/10	782,665	775,319
Wachovia Bank Commercial Mtg. Trust, Series 2006-C27, Class A3 5.77% due 07/15/45(1)(2)	40,000	41,072
Wachovia Bank Commercial Mtg. Trust, Series 2006-WL7A, Class F 5.87% due 09/15/21*(1)(4)	125,000	125,024

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.55% due 03/25/35(3)(4)	$739,430	$729,595
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.56% due 01/25/35(3)(4)	914,631	905,138
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.11% due 09/25/36(2)(3)	58,815	59,539
Total Asset Backed Securities (cost $22,359,859)		22,036,677
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(5)(6)(7) (cost $5,000)	5,000	5,100
CORPORATE BONDS & NOTES — 17.3%
Aerospace/Defense — 0.1%
Raytheon Co. Debentures 6.00% due 12/15/10	15,000	15,531
Raytheon Co. Senior Notes 6.75% due 08/15/07	45,000	45,192
Raytheon Co. Senior Notes 6.75% due 03/15/18	27,000	29,774
		90,497
Agricultural Chemicals — 0.0%
Terra Capital, Inc. Senior Notes 7.00% due 02/01/17*	5,000	4,975
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	10,000	10,425
		15,400
Airlines — 0.4%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	63,988	61,828
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	35,000	35,788
Continental Airlines, Inc. Pass Through Certs. Series 1998-3, Class A-2 6.32% due 11/01/08	400,000	403,750
Continental Airlines, Inc. Pass Through Certs. Series 1981-A 6.65% due 03/15/19	55,673	57,760

Security Description	Principal Amount	Value (Note 2)
Airlines (continued)
Continental Airlines, Inc. Pass Through Certs. Class B 6.90% due 04/19/22	$65,000	$65,476
		624,602
Auto-Cars/Light Trucks — 0.1%
DaimlerChrysler NA Holding Corp. Company Guar. Notes 5.69% due 03/13/09(4)	15,000	15,026
DaimlerChrysler NA Holding Corp. Company Guar. Bonds 5.75% due 09/08/11	15,000	15,239
DaimlerChrysler NA Holding Corp. Company Guar. Notes 6.50% due 11/15/13	50,000	52,658
Ford Motor Co. Debentures 6.38% due 02/01/29	10,000	7,125
Ford Motor Co. Notes 7.45% due 07/16/31	145,000	112,194
General Motors Corp. Debentures 8.25% due 07/15/23	10,000	9,000
General Motors Corp. Senior Bonds 8.38% due 07/15/33	1,000	898
		212,140
Banks-Commercial — 0.1%
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	15,000	15,572
Compass Bank Notes 5.50% due 04/01/20	30,000	29,507
First Maryland Capital II 6.21% due 02/01/27(4)	32,000	31,283
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	23,000	23,139
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	30,000	29,423
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	15,000	15,340
UBS AG Sub. Notes 5.88% due 07/15/16	15,000	15,620
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	30,000	30,866
US Bank NA Notes 3.90% due 08/15/08	6,000	5,893
		196,643
Banks-Money Center — 0.1%
BankBoston Capital Trust IV 5.94% due 06/08/28(4)	36,000	35,359

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Banks-Money Center (continued)
Comerica Bank Senior Sub. Notes 5.75% due 11/21/16	$30,000	$30,077
RBS Capital Trust I Bank 4.71% due 07/01/13(4)(8)	19,000	18,156
		83,592
Banks-Special Purpose — 0.0%
Rabobank Capital Funding II Bonds 5.26% due 12/31/13*(4)(8)	20,000	19,459
Banks-Super Regional — 0.8%
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	190,000	187,982
Bank of America Corp. Sub. Notes 5.42% due 03/15/17*	424,000	420,639
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	63,000	63,638
Huntington National Bank Sub. Notes 6.60% due 06/15/18	17,000	18,062
JPMorgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	27,000	27,314
Wachovia Capital Trust III 5.80% due 03/15/11(4)(8)	465,000	470,546
		1,188,181
Brewery — 0.0%
Anheuser-Busch Cos., Inc. Bonds 6.00% due 11/01/41	37,000	36,103
Broadcast Services/Program — 0.4%
Clear Channel Communications, Inc. Senior Notes 7.65% due 09/15/10	170,000	179,507
Liberty Media LLC Senior Notes 7.75% due 07/15/09	290,000	303,536
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	10,000	9,600
Turner Broadcasting Senior Notes 8.38% due 07/01/13	140,000	159,498
		652,141
Building Products-Air & Heating — 0.0%
American Standard, Inc. Company Guar. Notes 7.38% due 02/01/08	13,000	13,166
Building-Residential/Commerical — 0.3%
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	285,000	270,881
Lennar Corp. Company Guar. Notes 5.95% due 10/17/11	15,000	14,977

Security Description	Principal Amount	Value (Note 2)
Building-Residential/Commerical (continued)
Pulte Homes, Inc. Company Guar. Notes 7.88% due 08/01/11	$20,000	$21,454
Pulte Homes, Inc. Company Guar. Bonds 8.13% due 03/01/11	185,000	199,933
		507,245
Cable TV — 0.6%
AT&T Broadband, Inc. Company Guar. Notes 8.38% due 03/15/13	250,000	285,892
CCH I LLC Company Guar. Notes 11.00% due 10/01/15	7,000	7,228
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	20,000	21,850
Comcast Cable Communications, Inc. Company Guar. Notes 8.50% due 05/01/27	80,000	97,885
Comcast Corp. Company Guar. Notes 5.88% due 02/15/18	20,000	20,054
Comcast Corp. Company Guar. Notes 6.50% due 01/15/15	15,000	15,821
Comcast Corp. Company Guar. Notes 6.50% due 11/15/35	240,000	241,818
Cox Communications, Inc. Senior Notes 5.45% due 12/15/14	300,000	296,350
Cox Communications, Inc. Bonds 5.50% due 10/01/15	20,000	19,668
		1,006,566
Casino Hotels — 0.1%
Harrah's Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	150,000	147,675
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	35,000	32,550
		180,225
Cellular Telecom — 0.5%
American Cellular Corp. Senior Notes 10.00% due 08/01/11	4,000	4,235
Centennial Communications Corp. Senior Notes 11.11% due 01/01/13(4)	25,000	26,312
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	630,000	689,357
Rural Cellular Corp. Senior Sub. Notes 9.75% due 01/15/10	15,000	15,450
		735,354

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Chemicals-Diversified — 0.0%
EI Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	$9,000	$8,779
ICI Wilmington, Inc. Company Guar. Notes 7.05% due 09/15/07	36,000	36,219
		44,998
Chemicals-Specialty — 0.2%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	225,000	212,074
Cytec Industries, Inc. Notes 5.50% due 10/01/10	80,000	80,301
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14*	15,000	15,506
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16*	35,000	35,875
Nalco Co. Senior Notes 7.75% due 11/15/11	10,000	10,250
		354,006
Coal — 0.2%
Peabody Energy Corp. Company Guar. Notes 5.88% due 04/15/16	95,000	91,200
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/16	195,000	205,237
		296,437
Commercial Services — 0.0%
The ServiceMaster Co. Notes 7.88% due 08/15/09	12,000	12,623
Computer Services — 0.2%
Computer Sciences Corp. Notes 3.50% due 04/15/08	15,000	14,645
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	260,000	283,462
		298,107
Consulting Services — 0.0%
FTI Consulting, Inc. Company Guar. Notes 7.63% due 06/15/13	10,000	10,375
Containers-Paper/Plastic — 0.3%
Pactiv Corp. Bonds 7.95% due 12/15/25	65,000	72,453
Pliant Corp. Company Guar. Notes 11.13% due 09/01/09	19,000	19,000

Security Description	Principal Amount	Value (Note 2)
Containers-Paper/Plastic (continued)
Sealed Air Corp. Senior Notes 5.38% due 04/15/08*	$275,000	$273,680
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17*	50,000	48,875
		414,008
Cosmetics & Toiletries — 0.0%
Procter & Gamble Co. Senior Notes 5.55% due 03/05/37	30,000	29,188
Direct Marketing — 0.0%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	10,000	10,275
Diversified Financial Services — 0.0%
AXA Financial, Inc. Senior Notes 6.50% due 04/01/08	15,000	15,162
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	21,000	21,392
		36,554
Diversified Manufactured Operations — 0.0%
3M Co. Notes 6.38% due 02/15/28	17,000	18,329
Crane Co. Senior Notes 6.55% due 11/15/36	42,000	41,887
		60,216
Electric-Generation — 0.0%
The AES Corp. Senior Notes 8.88% due 02/15/11	20,000	21,500
Electric-Integrated — 1.1%
American Electric Power Co., Inc. Senior Notes 4.71% due 08/16/07(9)	18,000	17,947
Appalachian Power Co. Senior Notes 5.00% due 06/01/17	18,000	17,037
Centerpoint Energy, Inc. Senior Notes 5.88% due 06/01/08	30,000	30,116
Commonwealth Edison Co. 1st Mtg. Bonds 5.90% due 03/15/36	21,000	19,491
Commonwealth Edison Co. 1st Mtg. Bonds 5.95% due 08/15/16	30,000	29,367
Consumers Energy Co. 1st Mtg. Bonds 4.25% due 04/15/08	30,000	29,685
Dominion Resources, Inc. Senior Notes 5.69% due 05/15/08(9)	33,000	33,077

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Dominion Resources, Inc. Junior Sub. Notes 6.30% due 09/30/66(4)	$27,000	$27,506
Duke Energy Corp. Senior Notes 4.20% due 10/01/08	30,000	29,546
Duke Energy Indiana, Inc. Debentures 5.00% due 09/15/13	15,000	14,597
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	45,000	45,420
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	8,945	10,220
Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	440,000	476,887
Pepco Holdings, Inc. Notes 5.50% due 08/15/07	340,000	339,867
Pepco Holdings, Inc. Notes 6.45% due 08/15/12	15,000	15,696
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	15,000	16,267
PSI Energy, Inc. Debentures 7.85% due 10/15/07	48,000	48,576
Public Service Electric & Gas Co. Sec. Notes 5.00% due 08/15/14	12,000	11,711
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	47,000	45,734
Southern Energy, Inc. Notes 7.90% due 07/15/09†(5)(6)(7)	30,000	0
Texas-New Mexico Power Co. Senior Notes 6.25% due 01/15/09	150,000	152,263
TXU Corp. Senior Notes 4.80% due 11/15/09	280,000	275,045
		1,686,055
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	5,000	5,213
Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 6.63% due 09/15/16	160,000	165,146
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	15,000	14,869

Security Description	Principal Amount	Value (Note 2)
Enterprise Software/Service — 0.0%
Oracle Corp. Notes 5.00% due 01/15/11	$14,000	$13,948
Finance-Auto Loans — 0.5%
Ford Motor Credit Co. Notes 5.70% due 01/15/10	130,000	124,445
Ford Motor Credit Co. Senior Notes 5.80% due 01/12/09	12,000	11,771
Ford Motor Credit Co. Senior Notes 6.63% due 06/16/08	10,000	9,969
Ford Motor Credit Co. Notes 7.38% due 10/28/09	155,000	154,715
General Motors Acceptance Corp. Notes 6.75% due 12/01/14	30,000	29,493
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	40,000	40,039
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	364,000	362,533
		732,965
Finance-Commercial — 0.0%
Transamerica Finance Corp. Senior Notes 6.40% due 09/15/08	16,000	16,260
Finance-Consumer Loans — 0.0%
HSBC Finance Corp. Notes 4.75% due 07/15/13	24,000	23,183
John Deere Capital Corp. Debentures 5.10% due 01/15/13	18,000	17,913
		41,096
Finance-Credit Card — 0.0%
Capital One Bank Senior Sub. Notes 6.50% due 06/13/13	19,000	19,881
Finance-Investment Banker/Broker — 1.4%
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	479,000	467,629
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	460,000	467,267
J.P. Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	475,000	467,563
Lehman Brothers Holdings, Inc. Senior Notes 5.25% due 02/06/12	15,000	14,986
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	390,000	378,091

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
Morgan Stanley Sub. Notes 4.75% due 04/01/14	$490,000	$465,396
Morgan Stanley Senior Notes 5.63% due 01/09/12	15,000	15,197
The Bear Stearns Cos., Inc. Senior Sub. Notes 5.55% due 01/22/17	15,000	14,712
		2,290,841
Finance-Mortgage Loan/Banker — 0.1%
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	30,000	30,241
Residential Capital LLC Company Guar. Notes 6.13% due 11/21/08	15,000	14,992
Residential Capital LLC Company Guar. Notes 6.38% due 06/30/10	56,000	55,985
Residential Capital LLC Company Guar. Notes 6.50% due 04/17/13	15,000	14,858
Residential Capital LLC Company Guar. Notes 6.88% due 06/30/15	21,000	21,187
		137,263
Finance-Other Services — 0.3%
SB Treasury Co. LLC Bonds 9.40% due 06/30/08*(4)(8)	480,000	502,299
Food-Misc. — 0.1%
Kraft Foods, Inc. Senior Bonds 5.63% due 11/01/11	15,000	15,183
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	170,000	176,648
		191,831
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	25,000	24,875
Gas-Distribution — 0.2%
Energen Corp. Notes 7.63% due 12/15/10	290,000	311,416
Sempra Energy Senior Notes 4.62% due 05/17/07	31,000	30,966
		342,382
Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(9)	3,000	2,468

Security Description	Principal Amount	Value (Note 2)
Hotel/Motel — 0.1%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16*	$155,000	$154,986
Independent Power Producers — 0.1%
Calpine Corp. Sec. Notes 8.75% due 07/15/13*(10)	40,000	42,600
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	25,000	25,687
		68,287
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	15,000	14,869
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	5,000	5,186
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	200,000	200,439
		220,494
Insurance-Life/Health — 0.2%
Americo Life, Inc. Notes 7.88% due 05/01/13*	22,000	22,613
Lincoln National Corp. Jr. Sub. Bonds 7.00% due 05/17/66(4)	280,000	293,413
Monumental Global Funding II Notes 5.65% due 07/14/11*	18,000	18,362
		334,388
Insurance-Multi-line — 0.3%
Metropolitan Life Global Funding I Sec. Notes 5.75% due 07/25/11*	15,000	15,374
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	120,000	121,612
The Allstate Corp. Senior Notes 7.20% due 12/01/09	38,000	39,950
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	255,000	250,754
		427,690
Insurance-Mutual — 0.2%
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	320,000	334,165
Insurance-Property/Casualty — 0.8%
Ace Capital Trust II 9.70% due 04/01/30	260,000	345,887
Crum & Forster Holdings Corp. Senior Notes 10.38% due 06/15/13	15,000	16,200

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Insurance-Property/Casualty (continued)
Everest Reinsurance Holdings, Inc. Notes 5.40% due 10/15/14	$55,000	$54,228
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	385,000	422,305
Fidelity National Title Group, Inc. Notes 7.30% due 08/15/11	33,000	34,249
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	139,000	143,699
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	210,000	207,297
W.R. Berkley Corp. Senior Sub. Notes 6.25% due 02/15/37	30,000	29,302
		1,253,167
Leisure Products — 0.0%
Brunswick Corp. Notes 5.00% due 06/01/11	24,000	23,453
Machinery-Farming — 0.0%
Case Corp. Notes 7.25% due 01/15/16	10,000	10,450
Medical Products — 0.0%
Baxter International, Inc. Senior Notes 5.90% due 09/01/16	15,000	15,480
Universal Hospital Services, Inc. Senior Notes 10.13% due 11/01/11	10,000	10,625
		26,105
Medical-Drugs — 0.1%
Abbott Laboratories Notes 5.88% due 05/15/16	15,000	15,517
American Home Products Corp. Notes 6.95% due 03/15/11	20,000	21,264
Eli Lilly & Co. Notes 5.50% due 03/15/27	30,000	28,905
Wyeth Bonds 5.50% due 02/01/14	25,000	25,152
Wyeth Notes 5.95% due 04/01/37	15,000	14,773
		105,611
Medical-HMO — 0.0%
WellPoint, Inc. Notes 3.75% due 12/14/07	17,324	17,131

Security Description	Principal Amount	Value (Note 2)
Medical-Hospitals — 0.0%
HCA, Inc. Senior Notes 6.95% due 05/01/12	$25,000	$24,125
HCA, Inc. Sec. Notes 9.13% due 11/15/14*	15,000	16,031
HCA, Inc. Sec. Notes 9.25% due 11/15/16*	10,000	10,788
		50,944
Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	370,000	367,679
Cardinal Health, Inc. Senior Notes 5.80% due 10/15/16*	30,000	29,891
		397,570
Metal Processors & Fabrication — 0.0%
Timken Co. Notes 5.75% due 02/15/10	22,000	21,979
Metal-Aluminum — 0.0%
Alcoa, Inc. Bonds 5.90% due 02/01/27	21,000	20,495
Alcoa, Inc. Bonds 6.50% due 06/15/18	12,000	12,663
		33,158
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	10,000	10,812
Multimedia — 0.9%
Belo Corp. Senior Notes 6.75% due 05/30/13	15,000	15,775
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	45,000	48,347
News America, Inc. Debentures 7.28% due 06/30/28	365,000	394,356
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	15,000	16,237
The Walt Disney Co. Notes 5.38% due 06/01/07	500,000	500,140
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	213,000	251,780
Time Warner, Inc. Company Guar. Notes 6.75% due 04/15/11	15,000	15,808

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Multimedia (continued)
Viacom, Inc. Senior Notes 6.25% due 04/30/16	$162,000	$164,228
Viacom, Inc. Senior Notes 6.88% due 04/30/36	15,000	15,120
		1,421,791
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	30,000	29,289
Oil Companies-Exploration & Production — 0.1%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	40,000	41,800
Devon Energy Corp. Company Guar. Debentures 7.95% due 04/15/32	30,000	35,977
		77,777
Oil Companies-Integrated — 0.1%
Hess Corp. Notes 7.13% due 03/15/33	35,000	37,862
Hess Corp. Bonds 7.88% due 10/01/29	15,000	17,303
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	59,000	65,920
		121,085
Oil Refining & Marketing — 0.0%
The Premcor Refining Group, Inc.. Company Guar. Notes 6.75% due 05/01/14	36,000	37,504
Oil-Field Services — 0.0%
Hanover Compressor Co. Senior Notes 9.00% due 06/01/14	20,000	21,650
Paper & Related Products — 0.2%
Bowater, Inc. Notes 6.50% due 06/15/13	25,000	22,562
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	5,000	5,025
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	5,000	5,012
Plum Creek Timberlands LP Company Guar. Notes 5.88% due 11/15/15	26,000	25,834
Temple-Inland, Inc. Bonds 6.63% due 01/15/18	245,000	257,558
		315,991

Security Description	Principal Amount	Value (Note 2)
Pipelines — 0.3%
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	$30,000	$32,438
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	25,000	25,875
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	15,000	15,786
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	10,000	10,600
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17*	89,000	89,331
Enbridge Energy Partners LP Senior Notes 5.88% due 12/15/16	8,000	8,037
ONEOK Partners LP Company Guar. Notes 6.15% due 10/01/16	10,000	10,223
Southern Natural Gas Co. Notes 5.90% due 04/01/17*	9,000	9,000
Spectra Energy Capital LLC Senior Notes 6.25% due 02/15/13	290,000	296,895
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	20,000	22,000
		520,185
Precious Metals — 0.0%
Barrick Gold Finance, Inc. Company Guar. Debentures 7.50% due 05/01/07	22,000	22,033
Private Corrections — 0.0%
Corrections Corp. of America Company Guar. Notes 6.25% due 03/15/13	10,000	10,000
Publishing-Newspapers — 0.0%
Knight Ridder, Inc. Debentures 6.88% due 03/15/29	15,000	13,937
Knight Ridder, Inc. Debentures 7.15% due 11/01/27	20,000	19,089
		33,026
Radio — 0.3%
Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	390,000	404,087
Real Estate Investment Trusts — 1.3%
AvalonBay Communities, Inc. Senior Notes 5.75% due 09/15/16	20,000	20,264
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	270,000	273,967

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Colonial Properties Trust Notes 6.25% due 06/15/14	$40,000	$41,330
Developers Diversified Realty Corp. Bonds 5.38% due 10/15/12	180,000	179,906
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	80,000	79,458
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	260,000	266,520
Heritage Property Investment Trust Notes 4.50% due 10/15/09	15,000	14,717
Kimco Realty Corp. Notes 5.58% due 11/23/15	375,000	376,748
Liberty Property LP Senior Notes 7.25% due 03/15/11	200,000	213,133
Liberty Property LP Senior Notes 8.50% due 08/01/10	210,000	230,386
Mack-Cali Realty LP Bonds 5.80% due 01/15/16	15,000	15,101
New Plan Excel Realty Trust Senior Notes 4.50% due 02/01/11	27,000	26,093
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	9,000	8,847
Simon Property Group LP Notes 5.00% due 03/01/12	7,000	6,934
Simon Property Group LP Notes 5.38% due 08/28/08	8,000	8,000
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	310,000	315,932
Vornado Realty LP Notes 4.50% due 08/15/09	15,000	14,700
		2,092,036
Real Estate Management/Services — 0.3%
AMB Property LP Senior Notes 5.45% due 12/01/10	415,000	417,252
Real Estate Operations & Development — 0.9%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	420,000	428,820
Developers Diversified Realty Corp. Senior Notes 5.00% due 05/03/10	300,000	297,879

Security Description	Principal Amount	Value (Note 2)
Real Estate Operations & Development (continued)
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	$130,000	$126,171
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	180,000	175,214
Simon Property Group LP Notes 4.60% due 06/15/10	185,000	181,862
Simon Property Group LP Notes 5.38% due 06/01/11	250,000	251,553
		1,461,499
Recycling — 0.0%
Aleris International, Inc. Senior Notes 9.00% due 06/15/07*(11)	10,000	10,550
Aleris International, Inc. Senior Sub. Notes 10.00% due 12/15/16*	5,000	5,250
		15,800
Research & Development — 0.0%
Alion Science and Technology Corp. Senior Notes 10.25% due 02/01/15*	10,000	10,300
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 5.88% due 12/16/36	20,000	19,069
Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 5.88% due 04/05/27	30,000	29,920
Retail-Drug Store — 0.0%
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	29,847	30,188
Savings & Loans/Thrifts — 0.1%
Independence Community Bank Corp. Notes 3.50% due 06/20/13(4)	16,000	15,664
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	46,000	45,234
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13	38,000	37,922
Washington Mutual Preferred Funding II Bonds 6.67% due 12/15/16*(4)(8)	36,000	35,331
Western Financial Bank Senior Debentures 9.63% due 05/15/12	31,000	33,720
		167,871
School — 0.2%
Massachusetts Institute of Technology Notes 7.25% due 11/02/96	200,000	249,688

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Special Purpose Entities — 0.4%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	$45,000	$44,072
Capital One Capital IV Company Guar. Notes 6.75% due 02/17/37	15,000	14,371
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	34,000	35,998
Cyrus Reinsurance Holdings SPC Senior Notes 6.36% due 09/01/08*(4)(5)	16,000	15,960
Farmers Exchange Capital Notes 7.05% due 07/15/28*	430,000	440,859
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	13,000	13,159
Pricoa Global Funding I Notes 5.30% due 09/27/13*	30,000	30,049
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	21,000	20,959
		615,427
Steel-Producer — 0.0%
International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	30,000	31,237
Telecom Services — 0.2%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	24,000	24,625
Qwest Corp. Senior Notes 7.50% due 10/01/14	15,000	15,825
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	290,000	336,136
		376,586
Telephone-Integrated — 0.7%
AT&T Corp. Senior Notes 7.30% due 11/15/11	14,000	15,198
CenturyTel, Inc. Senior Notes 6.00% due 04/01/17	115,000	113,894
GTE Northwest, Inc. Debentures 5.55% due 10/15/08	15,000	15,044
LCI International, Inc. Senior Notes 7.25% due 06/15/07	30,000	30,075
Level 3 Financing, Inc. Senior Notes 8.75% due 02/15/17*	5,000	5,037
New England Telephone & Telegraph Co. Debentures 7.88% due 11/15/29	15,000	16,864

Security Description	Principal Amount	Value (Note 2)
Telephone-Integrated (continued)
SBC Communications, Inc. Notes 5.10% due 09/15/14	$240,000	$234,476
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	30,000	29,877
Sprint Capital Corp. Company Guar. Notes 7.63% due 01/30/11	240,000	258,031
Sprint Capital Corp. Company Guar. Bonds 8.75% due 03/15/32	190,000	224,109
Sprint Nextel Corp. Bonds 6.00% due 12/01/16	65,000	63,967
Verizon Communications, Inc. Senior Notes 6.25% due 04/01/37	15,000	14,857
Verizon New York, Inc. Debentures 6.88% due 04/01/12	27,000	28,494
		1,049,923
Television — 0.2%
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	170,000	182,873
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	160,000	172,473
Paxson Communication Corp. Sec. Notes 11.61% due 01/15/13*(4)	15,000	15,638
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	5,000	4,925
		375,909
Tobacco — 0.4%
Altria Group, Inc. Senior Notes 7.00% due 11/04/13	515,000	559,280
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	3,132	3,218
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	70,730	78,333
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	16,262	17,014
		98,565
Transport-Rail — 0.1%
Burlington Northern Santa Fe Corp. Debentures 7.29% due 06/01/36	32,000	35,727

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Transport-Rail (continued)
Norfolk Southern Corp. Senior Notes 7.70% due 05/15/17	$30,000	$33,433
		69,160
Transport-Services — 0.1%
Federal Express Corp. Pass Through Certs. Series 1981A, Class A 6.72% due 01/15/22	138,022	148,618
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	15,000	15,115
Ryder System, Inc. Notes 5.85% due 03/01/14	8,000	7,986
Ryder System, Inc. Notes 5.85% due 11/01/16	20,000	19,828
		191,546
Total Corporate Bonds & Notes (cost $27,365,878)		27,703,057
FOREIGN CORPORATE BONDS & NOTES — 5.8%
Agricultural Chemicals — 0.3%
Agrium, Inc. Senior Notes 7.13% due 05/23/36	370,000	390,922
Airport Development/Maintenance — 0.2%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	280,522	286,166
Banks-Commercial — 0.7%
Barclays Bank PLC Sub. Notes 5.93% due 12/15/16*(4)(8)	30,000	30,721
Caisse Nationale des Caisses d'Epargne et de Prevoyance Notes 4.92% due 12/30/09(4)(8)	23,000	18,975
NIB Capital Bank Bonds 5.82% due 12/11/13*(4)(8)	15,000	14,892
Overseas-Chinese Banking Sub. Notes 7.75% due 09/06/11*	330,000	363,542
Royal Bank of Scotland Group PLC Bonds 7.65% due 09/30/31(4)(8)	40,000	46,287
RSHB Capital Bonds 7.18% due 05/16/13	275,000	289,077
Societe Generale Senior Sub. Notes 5.92% due 04/15/17*(4)(8)	30,000	29,982
VTB Capital SA Senior Notes 6.25% due 07/02/35*	350,000	361,813
		1,155,289

Security Description	Principal Amount	Value (Note 2)
Banks-Money Center — 0.3%
HBOS Capital Funding LP Company Guar. Notes 6.85% due 03/23/09(8)	$38,000	$38,429
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*(8)	290,000	295,466
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 8.38% due 04/27/09(8)	35,000	36,992
National Westminster Bank PLC Sub. Notes 7.75% due 10/16/07(4)(8)	13,000	13,124
		384,011
Beverages-Wine/Spirits — 0.0%
Diageo Capital PLC Company Guar. Notes 5.13% due 01/30/13	30,000	29,854
Brewery — 0.6%
CIA Brasileira De Bebida Notes 8.75% due 09/15/13	250,000	290,000
CIA Brasileira De Bebida Company Guar. Notes 10.50% due 12/15/11	160,000	192,000
SABMiller PLC Notes 6.50% due 07/01/16*(4)	410,000	433,266
		915,266
Building Products-Cement — 0.0%
C8 Capital SPV, Ltd. Notes 6.64% due 12/31/14*(4)(8)	52,000	51,388
Cellular Telecom — 0.0%
America Movil SA de CV Bonds 6.38% due 03/01/35	18,000	17,731
Vodafone Group PLC Bonds 6.15% due 02/27/37	36,000	34,754
		52,485
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(5)(6)	20,000	0
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	15,000	15,500
Diversified Manufactured Operations — 0.0%
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	30,000	31,536
Diversified Minerals — 0.2%
BHP Billiton Finance, Ltd. Company Guar. Notes 5.40% due 03/29/17	30,000	29,772

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Minerals (continued)
Vale Overseas, Ltd. Company Guar. Bonds 6.88% due 11/21/36	$295,000	$304,642
		334,414
Diversified Operations — 0.2%
Hutchison Whampoa International, Ltd. Company Guar. Notes 5.45% due 11/24/10*	300,000	301,729
Electric-Generation — 0.3%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	520,000	525,380
Electric-Integrated — 0.0%
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	24,000	25,691
Financial Guarantee Insurance — 0.0%
Security Capital Assurance, Ltd. Bonds 6.88% due 09/30/17*(4)(5)(8)	30,000	30,000
Food-Meat Products — 0.2%
JBS SA Senior Notes 10.50% due 08/04/16*	300,000	341,250
Gas-Distribution — 0.0%
Nakilat, Inc. Sec. Notes 6.07% due 12/31/33*	20,000	19,290
Insurance-Multi-line — 0.3%
Aegon NV Sub. Notes 5.31% due 07/15/14(4)(8)	33,000	28,086
AXA SA Sub. Notes 6.38% due 12/14/36*(4)(8)	23,000	22,077
AXA SA Sub. Notes 8.60% due 12/15/30	230,000	293,236
ING Groep NV Bonds 5.78% due 12/08/15(4)(8)	38,000	37,805
		381,204
Insurance-Property/Casualty — 0.2%
Xl Capital (Europe) PLC Company Guar. Notes 6.50% due 01/15/12	230,000	240,827
Investment Companies — 0.0%
Canadian Oil Sands, Ltd. Notes 5.80% due 08/15/13*	29,000	29,105
Medical-Drugs — 0.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	15,000	13,838
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	15,000	14,737
		28,575

Security Description	Principal Amount	Value (Note 2)
Metal-Diversified — 0.1%
Inco, Ltd. Bonds 7.20% due 09/15/32	$110,000	$117,794
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Notes 5.70% due 05/15/17	130,000	129,399
Nexen, Inc. Bonds 5.88% due 03/10/35	8,000	7,504
Nexen, Inc. Notes 7.88% due 03/15/32	6,000	7,103
		144,006
Oil Companies-Integrated — 0.0%
ConocoPhillips Canada Funding Co. Company Guar. Notes 5.95% due 10/15/36	12,000	12,134
Petro-Canada Notes 5.95% due 05/15/35	15,000	14,309
		26,443
Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	10,000	10,125
Pipelines — 0.0%
Kinder Morgan Finance Co. ULC Company Guar. Notes 5.70% due 01/05/16	27,000	25,315
Real Estate Operations & Development — 0.0%
Brookfield Asset Management, Inc. Notes 8.13% due 12/15/08	33,000	34,535
Satellite Telecom — 0.0%
Intelsat Bermuda, Ltd. Senior Notes 8.87% due 01/15/15*(4)	15,000	15,300
Intelsat, Ltd. Senior Notes 6.50% due 11/01/13	15,000	13,238
		28,538
Special Purpose Entities — 1.0%
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(8)	40,000	42,012
National Gas Co. Notes 6.05% due 01/15/36*	650,000	628,375
Petroleum Export, Ltd. Senior Notes 5.27% due 06/15/11*	262,243	259,502
Rio Tinto Finance USA, Ltd. Notes 2.63% due 09/30/08	15,000	14,460
UFJ Finance Aruba AEC Bonds 6.75% due 07/15/13	555,000	597,836
		1,542,185

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Telecom Services — 0.1%
Telenet Group Holdings NV Disc. Notes 11.50% due 06/15/14*(9)	$29,000	$27,187
TELUS Corp. Notes 7.50% due 06/01/07	24,000	24,076
TELUS Corp. Notes 8.00% due 06/01/11	38,000	41,619
		92,882
Telephone-Integrated — 1.0%
British Telecommunications PLC Bonds 8.63% due 12/15/30	30,000	41,190
Deutsche Telekom International Finance BV Company Guar. Bonds 8.00% due 06/15/10	330,000	357,725
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30	190,000	235,345
France Telecom SA Bonds 7.75% due 03/01/11	350,000	381,317
France Telecom SA Notes 8.50% due 03/01/31	90,000	116,970
Telecom Italia Capital SA Company Guar. Notes 4.00% due 01/15/10	20,000	19,323
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	10,000	9,487
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	470,000	482,389
		1,643,746
Transport-Rail — 0.0%
Canadian National Railway Co. Notes 6.38% due 10/15/11	30,000	31,334
Total Foreign Corporate Bonds & Notes (cost $9,125,507)		9,266,785
FOREIGN GOVERNMENT AGENCIES — 1.5%
Sovereign — 1.5%
Federal Republic of Brazil Notes 8.00% due 01/15/18	20,000	22,590
Federal Republic of Brazil Bonds 10.50% due 07/14/14	35,000	44,975
Federal Republic of Brazil Bonds 12.50% due 01/05/16	2,125,000	1,185,598
Province of Quebec Debentures 7.50% due 09/15/29	41,000	51,801

Security Description	Principal Amount	Value (Note 2)
Sovereign (continued)
Republic of Argentina Bonds 5.50% due 08/03/12(4)	$50,000	$35,925
Republic of Argentina Notes 8.28% due 12/31/33	79,553	92,440
Republic of Turkey Notes 9.00% due 06/30/11	35,000	38,850
Republic of Turkey Senior Notes 11.88% due 01/15/30	100,000	153,500
Republic of Venezuela Notes 8.50% due 10/08/14	20,000	22,270
Republic of Venezuela Bonds 9.25% due 09/15/27	150,000	188,625
Russian Federation Bonds 7.50% due 03/31/30(9)	100,000	113,490
Russian Federation Bonds 7.50% due 03/31/30*(9)	20,000	22,700
Russian Federation Notes 8.25% due 03/31/10	11,667	12,216
United Mexican States Notes 6.75% due 09/27/34	375,000	408,938
Total Foreign Government Agencies (cost $2,241,481)		2,393,918
LOAN AGREEMENTS — 0.1%
Finance-Auto Loans — 0.1%
Ford Motor Bank 8.36% due 12/15/13 (cost $219,450)	219,450	220,471
MUNICIPAL BONDS & NOTES — 0.2%
Phoenix, Arizona, Civic Improvement Corp. Excise Tax Revenue 6.33% due 07/01/08	100,000	101,429
Southern California Public Power Authority Power Project, Series B 6.93% due 05/15/17	125,000	141,624
Total Municipal Bonds & Notes (cost $229,154)		243,053
U.S. GOVERNMENT AGENCIES — 35.2%
Federal Home Loan Bank — 0.0%
Federal Home Loan Bank 4.50% due 09/08/08	70,000	69,590
Federal Home Loan Mtg. Corp. — 7.4%
4.45% due 03/06/08	110,000	109,385
4.50% due 04/01/19	239,308	231,982
5.00% due 12/01/20	44,392	43,798
5.00% due 05/01/21	1,896,892	1,871,514
5.00% due 07/01/21	228,706	225,556
5.00% due 10/01/33	64,600	62,621
5.00% due 05/01/34	148,955	144,230
5.00% due 05/01/34	99,094	95,950

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
5.00% due 06/01/34	$158,760	$153,723
5.00% due 02/01/35	393,673	380,849
5.00% due 07/01/35	102,171	98,842
5.00% due 08/01/35	135,870	131,444
5.00% due 09/01/35	466,694	451,492
5.00% due 11/01/35	210,186	203,340
5.00% due 12/01/35	959,175	927,931
5.00% due 11/01/36	99,634	96,292
5.00% due 01/01/37	99,696	96,352
5.00% due April TBA	3,100,000	2,995,375
5.50% due 07/01/34	102,943	102,034
5.50% due 07/01/35	113,717	112,640
5.50% due April TBA	1,350,000	1,335,656
5.72% due 08/01/36(4)	337,098	338,679
5.81% due 01/01/37(4)	108,272	108,929
5.85% due 01/01/37(4)	67,474	68,148
6.00% due 09/01/26	489,413	495,346
6.00% due 12/01/33	141,911	143,790
6.00% due 08/01/36	48,516	48,907
6.50% due 05/01/16	11,678	11,958
6.50% due 05/01/29	26,160	26,968
6.50% due 11/01/34	32,322	33,115
6.50% due 03/01/36	74,653	76,132
6.50% due 05/01/36	2,062	2,102
6.50% due April TBA	103,000	105,028
6.88% due 09/15/10	70,000	74,548
7.00% due 04/01/32	23,900	24,800
8.50% due 11/01/08	5,822	5,898
8.50% due 12/01/19	96	101
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ 3.00% due 03/15/17(3)	199,437	189,054
Federal Home Loan Mtg. Corp., REMIC Series 2586, Class NK 3.50% due 08/15/16(3)	88,336	85,273
Federal Home Loan Mtg. Corp., REMIC Series 1577, Class PK 6.50% due 09/15/23(3)	96,000	99,754
Federal Home Loan Mtg. Corp., REMIC Series 1226, Class Z 7.75% due 03/15/22(3)	7,701	7,687
		11,817,223
Federal National Mtg. Assoc. — 26.0%
4.56% due 01/01/15	933,360	908,303
4.75% due 12/15/10	15,000	14,962
4.85% due 11/01/15	834,543	822,756
5.00% due 03/01/18	87,549	86,570
5.00% due 06/01/19	24,506	24,205
5.00% due 09/01/35	708,079	684,803
5.00% due 10/01/35	2,691,243	2,602,774
5.00% due 01/01/37	299,317	289,156
5.00% due April TBA	2,400,000	2,366,251
5.00% due April TBA	5,500,000	5,312,659
5.50% due 03/01/18	86,506	86,900
5.50% due 06/01/19	97,310	97,679
5.50% due 06/01/20	129,426	129,786
5.50% due 06/01/20	486,772	488,127

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
5.50% due 07/01/20	$469,009	$470,314
5.50% due 03/01/21	447,260	448,505
5.50% due 04/01/21	146,709	147,082
5.50% due 04/01/21	472,346	473,546
5.50% due 06/01/21	422,662	423,735
5.50% due 09/01/21	456,012	457,171
5.50% due 12/01/33	228,562	226,689
5.50% due 05/01/34	26,446	26,230
5.50% due 06/01/34	70,895	70,273
5.50% due 12/01/35	166,650	165,077
5.50% due 06/01/36	5,083,741	5,042,732
5.50% due 11/01/36	529,603	524,079
5.50% due 12/01/36	248,409	244,755
5.50% due 12/01/36	48,585	48,078
5.50% due April TBA	1,800,000	1,803,938
5.50% due April TBA	6,545,044	6,475,503
5.82% due 02/01/36(4)	81,721	82,264
5.92% due 10/01/11	444,318	457,826
6.00% due 06/01/17	40,039	40,752
6.00% due 10/01/20	388,150	394,619
6.00% due 07/01/21	1,277,180	1,298,493
6.00% due 07/01/21	21,728	22,090
6.00% due 08/01/21	756,831	769,461
6.00% due 09/01/21	56,356	57,296
6.00% due 06/01/26	315,015	318,638
6.00% due 12/01/33	115,766	117,149
6.00% due 05/01/34	93,398	94,340
6.00% due 07/01/34	11,389	11,500
6.00% due 11/01/36	240,383	241,264
6.00% due April TBA	414,000	416,976
6.06% due 09/01/11	271,503	279,741
6.11% due 05/01/11	263,050	271,828
6.34% due 01/01/08	16,265	16,248
6.36% due 07/01/08	61,453	61,561
6.43% due 01/01/08	21,889	21,873
6.50% due 08/01/16	30,026	30,778
6.50% due 09/01/26	1,637,823	1,674,883
6.50% due 09/01/32	56,213	57,794
6.50% due 04/01/34	15,989	16,390
6.50% due 11/01/35	84,414	86,165
6.50% due 02/01/36	460,269	469,532
6.50% due 06/01/36	29,502	30,095
6.50% due 07/01/36	46,293	47,225
6.50% due 09/01/36	958,286	977,572
6.50% due 10/01/36	328,181	334,786
6.50% due 10/01/36	907,989	926,263
6.50% due 11/01/36	56,454	57,590
6.52% due 02/01/11	342,577	355,153
6.59% due 11/01/07	87,359	87,183
7.00% due April TBA	659,336	679,940
		41,767,906
Government National Mtg. Assoc. — 1.8%
4.50% due 10/15/35	300,824	284,838
4.50% due 05/15/36	575,784	544,997
5.50% due 04/15/36	361,982	360,036
6.00% due 02/15/33	82,927	84,188
6.50% due 07/15/28	1,110,286	1,143,407
6.50% due 08/15/28	54,936	56,574

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
6.50% due 09/15/28	$104,652	$107,774
6.50% due 11/15/28	85,614	88,168
7.00% due 01/15/33	39,250	41,058
7.00% due 05/15/33	55,879	58,457
7.50% due 11/15/31	24,303	25,427
7.50% due 01/15/32	24,683	25,772
7.50% due 09/16/35	2,381	2,479
8.00% due 02/15/30	6,058	6,428
8.50% due 11/15/17	3,192	3,392
8.50% due 11/15/17	1,314	1,397
9.00% due 11/15/21	1,271	1,371
Government National Mtg. Assoc. Series 2005-74, Class HB 7.50% due 09/15/35(3)	17,521	18,404
Government National Mtg. Assoc. Series 2005-74, Class HC 7.50% due 09/16/35(3)	10,440	10,867
		2,865,034
Overseas Private Investment Corp. — 0.0%
6.99% due 01/15/09	24,166	24,464
Total U.S. Government Agencies (cost $56,686,399)		56,544,217
U.S. GOVERNMENT TREASURIES — 8.2%
United States Treasury Bonds — 2.2%
6.00% due 02/15/26	1,650,000	1,864,886
6.25% due 08/15/23	895,000	1,027,502
6.88% due 08/15/25	500,000	616,641
		3,509,029
United States Treasury Notes — 6.0%
3.25% due 08/15/08	300,000	293,953
3.63% due 01/15/10	32,000	31,231
3.88% due 05/15/09	4,150,000	4,089,535
3.88% due 05/15/10	16,000	15,696
4.25% due 10/15/10	30,000	29,734
4.50% due 11/15/10	15,000	14,988
4.50% due 02/28/11	8,000	7,989
4.88% due 08/15/16	2,050,000	2,082,511
5.00% due 08/15/11	8,000	8,155
5.13% due 06/30/11	3,050,000	3,117,433
5.13% due 05/15/16(12)	10,000	10,339
		9,701,564
Total U.S. Government Treasuries (cost $13,256,533)		13,210,593
Total Long-Term Investment Securities (cost $153,303,243)		157,603,681

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.3%
Commercial Paper — 0.3%
RaboBank USA Financial Corp. 5.37% due 04/02/07 (cost $499,925)	$500,000	$499,925
REPURCHASE AGREEMENTS — 14.8%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 03/31/07, to be repurchased 04/01/07 in the amount of $342,000 and collateralized by Federal Farm Credit Bank Notes, bearing interest at 3.38%, due 07/18/11 and having an approximate value of $354,919	342,000	342,000
Bank of America Joint Repurchase Agreement(13)	11,631,000	11,631,000
UBS Securities, LLC Joint Repurchase Agreement(13)	11,824,000	11,824,000
Total Repurchase Agreements (cost $23,797,000)		23,797,000
TOTAL INVESTMENTS (cost $177,600,168)(14)	113.2%	181,900,606
Liabilities in excess of other assets	(13.2)	(21,189,818)
NET ASSETS	100.0%	$160,710,788
BONDS & NOTES SOLD SHORT — (0.2%)
U S. Government Agencies — (0.2%)
Federal Home Loan Mtg. Corp. 5.00% due April TBA (Proceeds $(305,631))	$316,000	$(305,335)

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2007, the aggregate value of these securities was $10,593,524 representing 6.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†  Non-income producing security

(1)  Commercial Mortgage Backed Security

(2)  Variable Rate Security — the rate reflected is as of March 31, 2007, maturity date reflects the stated maturity date.

(3)  Collateralized Mortgage Obligation

(4)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2007

(5)  Fair valued security; see Note 2

(6)  Illiquid security

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

(7)  To the extent permitted by the Statement of Additional Information, the Multi-Managed Income Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2007, the Multi-Managed Income Portfolio held the following restricted securities:

Name	Acquisition Date	Principal/ Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
ICO North America, Inc. 7.50% due 08/15/09	08/11/2005	5,000	$5,000	$5,100	$102.00	0.00%
Southern Energy, Inc. 7.90% due 07/15/09	01/10/2006	30,000	0	0	0	0.00
				$5,100		0.00%

(8)  Perpetual maturity — maturity date reflects the next call date.

(9)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(10)  Company has filed Chapter 11 bankruptcy protection.

(11)  Variable Rate Security — the rate reflected is as of March 31, 2007, maturity date reflects next reset date.

(12)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(13)  See Note 2 for details of Joint Repurchase Agreements.

(14)  See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

REMIC — Real Estate Mortgage Investment Conduit

TBA — To be Announced.

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of March 31, 2007	Unrealized Appreciation (Depreciation)
15	Long	U. S. Treasury 5 YR Notes	June 2007	$1,587,924	$1,586,953	$(971)
6	Long	U. S. Treasury Bonds	June 2007	677,268	667,500	(9,750)
5	Long	U. S. Treasury 10 YR Notes	June 2007	544,388	540,625	(3,763)
						$(14,484)

Open Foreign Bond Forward Contracts

Description	Principal Amount		Delivery Date	Value at Trade Date	Value as of March 31, 2007	Unrealized Appreciation (Depreciation)
Japanese Government Bond Series 8 1.00% due 06/10/16	JPY	481,300,000	6/7/07	$4,087,348	$4,023,019	$(64,329)
Japanese Government Bond Series 280 1.90% due 06/20/16	JPY	(491,300,000)	6/7/07	(4,278,573)	(4,262,672)	15,901
						$(48,428)

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Appreciation
*	USD	2,270,192	EUR	1,715,000	6/20/07	$28,052
*	USD	242,283	KRW	228,400,000	6/20/07	916
*	USD	731,142	NZD	1,045,000	6/20/07	11,187
*	USD	4,906,736	SGD	7,455,000	6/20/07	32,476
						72,631
Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Depreciation
*	EUR	2,445,000	USD	3,227,044	6/20/07	$(49,461)
	BRL	515,000	USD	241,557	6/20/07	(6,082)
*	JPY	58,800,000	USD	503,244	6/20/07	(988)
*	KRW	682,790,000	USD	724,312	6/20/07	(2,718)
*	NZD	1,385,000	USD	944,709	6/20/07	(39,144)
*	SGD	3,750,000	USD	2,460,468	6/20/07	(24,045)
*	USD	264,134	JPY	30,700,000	6/20/07	(870)
						(123,308)
Net Unrealized Appreciation (Depreciation)						$(50,677)

*  Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

BRL — Brazil Real
EUR — Euro Dollar
JPY — Japanese Yen
KRW — South Korean Won
NZD — New Zealand Dollar
SGD — Singapore Dollar
USD — United States Dollar

See Notes to Financial Statements

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO PROFILE — March 31, 2007

Industry Allocation*
Banks-Commercial	5.0%
Oil Companies-Integrated	4.7
Diversified Financial Services	4.5
Medical-Drugs	3.1
Federal National Mtg. Assoc.	2.9
Telephone-Integrated	2.5
Special Purpose Entities	2.2
Electric-Integrated	2.0
Repurchase Agreements	2.0
Steel-Producers	1.9
Tobacco	1.8
Banks-Super Regional	1.7
Insurance-Property/Casualty	1.7
Retail-Apparel/Shoe	1.6
Insurance-Multi-line	1.5
Diversified Manufactured Operations	1.4
Medical-HMO	1.4
Computers	1.3
Medical Products	1.3
Retail-Restaurants	1.3
Aerospace/Defense	1.2
Multimedia	1.2
Real Estate Investment Trusts	1.2
Electronic Components-Semiconductors	1.1
Enterprise Software/Service	1.1
Machinery-General Industrial	1.1
Airlines	0.9
Brewery	0.9
Federal Home Loan Mtg. Corp.	0.9
Food-Retail	0.9
Networking Products	0.9
Wireless Equipment	0.9
Auto-Cars/Light Trucks	0.8
Chemicals-Diversified	0.8
Applications Software	0.7
Building-Heavy Construction	0.7
Cosmetics & Toiletries	0.7
Electric Products-Misc.	0.7
Medical-Biomedical/Gene	0.7
Cable TV	0.6
Finance-Other Services	0.6
Food-Misc.	0.6
Gas-Distribution	0.6
Instruments-Scientific	0.6
Oil Refining & Marketing	0.6
Real Estate Operations & Development	0.6
Retail-Discount	0.6
Apparel Manufacturers	0.5
Building & Construction-Misc.	0.5
Cellular Telecom	0.5
Data Processing/Management	0.5
Health Care Cost Containment	0.5
Oil Companies-Exploration & Production	0.5
Real Estate Management/Services	0.5
Telecom Services	0.5
Transport-Rail	0.5
U.S. Government Agencies	0.5
Building & Construction Products-Misc.	0.4
Building-Residential/Commerical	0.4
Computer Services	0.4
Electronic Components-Misc.	0.4
Financial Guarantee Insurance	0.4

Footwear & Related Apparel	0.4%
Human Resources	0.4
Investment Management/Advisor Services	0.4
Savings & Loans/Thrifts	0.4
Transport-Marine	0.4
Web Portals/ISP	0.4
Aerospace/Defense-Equipment	0.3
Audio/Video Products	0.3
Auto/Truck Parts & Equipment-Original	0.3
Building Products-Cement	0.3
Chemicals-Specialty	0.3
Commercial Services-Finance	0.3
Distribution/Wholesale	0.3
Electric-Generation	0.3
Engines-Internal Combustion	0.3
Finance-Auto Loans	0.3
Finance-Consumer Loans	0.3
Index Fund-Small Cap	0.3
Machinery-Construction & Mining	0.3
Metal-Copper	0.3
Oil-Field Services	0.3
Paper & Related Products	0.3
Retail-Major Department Stores	0.3
Television	0.3
Beverages-Non-alcoholic	0.2
Casino Hotels	0.2
Coal	0.2
Coatings/Paint	0.2
Commercial Services	0.2
Computers-Integrated Systems	0.2
Computers-Memory Devices	0.2
Containers-Metal/Glass	0.2
Diversified Minerals	0.2
Diversified Operations	0.2
Finance-Commercial	0.2
Finance-Leasing Companies	0.2
Finance-Mortgage Loan/Banker	0.2
Food-Dairy Products	0.2
Food-Wholesale/Distribution	0.2
Gambling (Non-Hotel)	0.2
Home Furnishings	0.2
Import/Export	0.2
Index Fund-Large Cap	0.2
Insurance-Life/Health	0.2
Insurance-Reinsurance	0.2
Internet Application Software	0.2
Internet Content-Information/News	0.2
Internet Security	0.2
Medical-Generic Drugs	0.2
Office Automation & Equipment	0.2
Office Furnishings-Original	0.2
Pipelines	0.2
Retail-Drug Store	0.2
Retail-Regional Department Stores	0.2
Rubber-Tires	0.2
Semiconductor Equipment	0.2
Telecommunication Equipment	0.2
Toys	0.2
Transport-Services	0.2
Travel Services	0.2
Vitamins & Nutrition Products	0.2
Water	0.2

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO PROFILE — March 31, 2007 (continued)

Industry Allocation*
Wire & Cable Products	0.2%
Advertising Agencies	0.1
Advertising Services	0.1
Agricultural Chemicals	0.1
Agricultural Operations	0.1
Athletic Footwear	0.1
Auto-Heavy Duty Trucks	0.1
Banks-Special Purpose	0.1
Broadcast Services/Program	0.1
Building Products-Light Fixtures	0.1
Circuit Boards	0.1
Computer Aided Design	0.1
Computer Software	0.1
Consulting Services	0.1
Consumer Products-Misc.	0.1
Diagnostic Kits	0.1
Diversified Operations/Commerical Services	0.1
E-Commerce/Products	0.1
E-Services/Consulting	0.1
Electric-Distribution	0.1
Electronic Connectors	0.1
Electronic Design Automation	0.1
Electronic Measurement Instruments	0.1
Energy-Alternate Sources	0.1
Engineering/R&D Services	0.1
Entertainment Software	0.1
Fisheries	0.1
Food-Baking	0.1
Food-Catering	0.1
Food-Meat Products	0.1
Garden Products	0.1
Government National Mtg. Assoc.	0.1
Industrial Audio & Video Products	0.1
Industrial Automated/Robotic	0.1
Investment Companies	0.1
Lasers-System/Components	0.1
Machinery-Electrical	0.1
Medical Instruments	0.1
Medical-Hospitals	0.1
Medical-Outpatient/Home Medical	0.1
Medical-Wholesale Drug Distribution	0.1
Metal Processors & Fabrication	0.1
Metal-Diversified	0.1
Mining	0.1
Miscellaneous Manufacturing	0.1
Motion Pictures & Services	0.1
Music	0.1
Non-Ferrous Metals	0.1
Oil & Gas Drilling	0.1
Oil Field Machinery & Equipment	0.1
Petrochemicals	0.1
Platinum	0.1
Power Converter/Supply Equipment	0.1
Printing-Commercial	0.1
Publishing-Books	0.1
Publishing-Newspapers	0.1
Publishing-Periodicals	0.1
Radio	0.1
Recreational Vehicles	0.1
Rental Auto/Equipment	0.1
Research & Development	0.1
Retail-Automobile	0.1
Retail-Convenience Store	0.1

Retail-Office Supplies	0.1%
Rubber/Plastic Products	0.1
Satellite Telecom	0.1
Seismic Data Collection	0.1
Shipbuilding	0.1
Soap & Cleaning Preparation	0.1
Steel Pipe & Tube	0.1
Sugar	0.1
Textile-Apparel	0.1
Therapeutics	0.1
Tools-Hand Held	0.1
101.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007

Security Description	Shares	Value (Note 2)
COMMON STOCK — 84.2%
Advertising Agency — 0.0%
Omnicom Group, Inc.	1,700	$174,046
Advertising Services — 0.1%
Aegis Group PLC	69,041	203,793
inVentiv Health, Inc.†	4,300	164,647
		368,440
Aerospace/Defense — 1.1%
BAE Systems PLC	27,829	251,911
Boeing Co.	21,940	1,950,686
Lockheed Martin Corp.	14,500	1,406,790
MTU Aero Engines Holding AG	759	45,413
Raytheon Co.	3,500	183,610
Teledyne Technologies, Inc.†	3,600	134,784
United Industrial Corp.	8,950	494,040
		4,467,234
Aerospace/Defense-Equipment — 0.3%
CAE, Inc.	6,520	73,474
European Aeronautic Defense and Space Co.	4,347	134,837
HEICO Corp.	3,000	109,470
Moog, Inc., Class A†	8,000	333,200
Orbital Sciences Corp.†	12,900	241,746
United Technologies Corp.	4,200	273,000
		1,165,727
Agricultural Chemicals — 0.1%
Monsanto Co.	5,300	291,288
Agricultural Operations — 0.1%
IOI Corp. Berhad	63,100	403,329
Airlines — 0.9%
Alaska Air Group, Inc.†	3,400	129,540
British Airways PLC	84,007	803,422
Deutsche Lufthansa AG	38,352	1,041,557
ExpressJet Holdings, Inc.†	27,150	158,556
Korean Air Lines Co., Ltd.	35	1,367
Republic Airways Holdings, Inc.†	13,000	298,480
Singapore Airlines, Ltd.	17,000	186,007
Skywest, Inc.	9,300	249,519
Southwest Airlines Co.	16,000	235,200
Tam SA	10,300	273,568
Vueling Airlines SA†	1,202	70,650
		3,447,866
Apparel Manufacturers — 0.4%
Burberry Group PLC	11,856	152,350
Gildan Activewear, Inc.†	870	51,243
Gymboree Corp.†	6,400	256,448
Kellwood Co.	7,600	222,908
Maidenform Brands, Inc.†	8,900	205,323
Phillips-Van Heusen Corp.	12,100	711,480
True Religion Apparel, Inc.†	3,900	63,336
		1,663,088

Security Description	Shares	Value (Note 2)
Applications Software — 0.7%
Intuit, Inc.†	16,800	$459,648
Microsoft Corp.(1)	78,750	2,194,762
Verint Systems, Inc.†	3,000	96,450
		2,750,860
Athletic Footwear — 0.1%
Adidas AG	2,073	113,344
K-Swiss, Inc., Class A	3,000	81,060
NIKE, Inc., Class B	2,000	212,520
Puma AG Rudolf Dassler Sport	270	98,722
		505,646
Auction House/Art Dealer — 0.0%
Sotheby's Holdings, Inc., Class A	2,700	120,096
Audio/Video Products — 0.3%
Matsushita Electric Industrial Co., Ltd.	25,000	503,861
Sony Corp.	10,000	508,317
		1,012,178
Auto-Cars/Light Trucks — 0.7%
Dongfeng Motor Group Co., Ltd.†	422,000	230,079
Fiat SpA	31,778	801,044
General Motors Corp.	11,200	343,168
Honda Motor Co., Ltd.	4,900	170,901
Suzuki Motor Corp.	3,700	96,079
Toyota Motor Corp.	3,400	217,838
Volkswagen AG	6,953	1,044,918
		2,904,027
Auto-Heavy Duty Trucks — 0.1%
Volvo AB, Class A	4,800	413,129
Auto/Truck Parts & Equipment-Original — 0.2%
Aisin Seiki Co., Ltd.	7,900	276,875
Autoliv, Inc.	6,150	351,227
Nifco, Inc.	2,000	51,765
Tenneco, Inc.†	7,600	193,496
		873,363
Banks-Commercial — 5.0%
Allied Irish Banks PLC	12,941	383,777
Anglo Irish Bank Corp. PLC (Virt-x)	1,986	42,448
Australia and New Zealand Banking Group, Ltd.	17,116	411,302
Banco Santander Chile SA	4,260	212,446
Bank Hapoalim B.M.	58,735	281,951
Bank of Fukuoka, Ltd.	40,000	322,811
Bank of Ireland (London)	246	5,297
Bank of Ireland(Dublin)	6,681	144,136
Bank Rakyat Indonesia	410,500	227,181
Banner Corp.	2,400	99,720
Barclays PLC	93,341	1,324,340
Bayerische Hypo- und Vereinsbank AG†	3,600	191,304
BNP Paribas SA	12,137	1,267,711
Canadian Imperial Bank of Commerce	600	52,069
Center Financial Corp.	3,900	77,103

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Banks-Commercial (continued)
China Merchants Bank Co., Ltd.†	29,500	$59,578
Citizens Banking Corp.	5,800	128,528
City Bank	3,500	112,385
City Holding Co.	2,300	93,035
Commerzbank AG	11,213	496,101
Corus Bankshares, Inc.	14,200	242,252
Daegu Bank	19,450	353,524
DBS Group Holdings, Ltd.	27,141	382,835
Deutsche Bank AG	1,856	250,016
First Regional Bancorp†	2,200	65,340
Fremont General Corp.	14,550	100,831
Hancock Holding Co.	2,900	127,542
HBOS PLC	49,958	1,029,304
Intervest Bancshares Corp.†	2,900	83,230
Kazkommertsbank GDR†	3,806	73,836
Kazkommertsbank GDR†*	8,630	167,422
KBC Groep NV	7,540	937,833
Kookmin Bank†	5,280	473,673
Krung Thai Bank PCL (Foreign Shares)	437,600	151,241
Mitsubishi UFJ Financial Group, Inc.	59	665,903
Mizuho Financial Group, Inc.	83	534,598
Nara BanCorp., Inc.	8,400	147,084
Nordea Bank AB	123,500	1,972,024
Pacific Capital Bancorp	7,900	253,748
Preferred Bank Los Angeles California	2,400	94,104
Public Bank BHD	118,200	307,679
Royal Bank of Scotland Group PLC	22,303	870,757
Sky Financial Group, Inc.	6,400	171,904
Societe Generale	11,037	1,907,402
Southwest Bancorp, Inc.	4,000	102,760
St George Bank, Ltd.	2,931	83,073
Standard Bank Group, Ltd.	9,900	145,747
Sumitomo Mitsui Financial Group, Inc.	29	263,323
Susquehanna Bancshares, Inc.	5,000	115,950
Taylor Capital Group, Inc.	3,000	105,000
The Chiba Bank, Ltd.	32,000	282,417
Vineyard National Bancorp	3,800	87,552
Westpac Banking Corp.	44,330	945,106
		19,428,233
Banks-Special Purpose — 0.1%
Depfa Bank PLC	14,779	263,958
Banks-Super Regional — 1.7%
Bank of America Corp.(1)	25,089	1,280,040
Comerica, Inc.	5,800	342,896
KeyCorp	10,500	393,435
PNC Financial Services Group, Inc.	7,000	503,790
US Bancorp	31,230	1,092,113
Wachovia Corp.	23,496	1,293,455
Wells Fargo & Co.	51,860	1,785,540
		6,691,269

Security Description	Shares	Value (Note 2)
Beverages-Non-alcoholic — 0.2%
Coca-Cola Co.	4,500	$216,000
PepsiCo, Inc.	7,000	444,920
		660,920
Brewery — 0.9%
Anheuser-Busch Cos., Inc.	13,200	666,072
Heineken NV	38,656	2,022,168
Hite Brewery Co., Ltd.	1,210	144,691
InBev NV	1,401	101,156
Molson Coors Brewing Co., Class B	4,000	378,480
		3,312,567
Broadcast Services/Program — 0.1%
Liberty Global, Inc., Class A†	12,500	411,625
Building & Construction Products-Misc. — 0.3%
Builders FirstSource, Inc.†	5,200	83,564
Fletcher Building, Ltd.	144,327	1,134,100
Owens Corning, Inc.†	928	29,566
Sika AG	52	88,368
		1,335,598
Building & Construction-Misc. — 0.5%
Balfour Beatty PLC	17,143	160,915
Bouygues SA	4,873	376,580
Gamuda BHD	66,500	153,868
GS Engineering & Construction Corp.	3,160	282,815
IJM Corp BHD	87,000	217,657
JM AB	1,650	56,829
Leighton Holdings, Ltd.	16,343	443,239
Orascom Construction Industries	3,202	160,768
YIT Oyj	900	31,019
		1,883,690
Building Products-Air & Heating — 0.0%
SIG PLC	3,500	87,333
Building Products-Cement — 0.3%
Cemex SAB de CV ADR†	7,190	235,473
CRH PLC (Dublin)	2,741	117,170
CRH, PLC (Virt-x)	14	598
Eagle Materials, Inc.	5,300	236,539
Italcementi SpA	4,674	139,985
James Hardie Industries NV	11,606	78,504
Rinker Group, Ltd.	23,023	336,234
		1,144,503
Building Products-Light Fixtures — 0.1%
Genlyte Group, Inc.†	4,500	317,475
Building Products-Wood — 0.0%
Travis Perkins PLC	1,230	48,700
Universal Forest Products, Inc.	1,300	64,415
		113,115
Building-Heavy Construction — 0.7%
ACS, Actividades de Construccion y Servicios SA	11,505	698,519
Daelim Industrial Co.†	4,080	390,740
Granite Construction, Inc.	6,900	381,294
Skanska AB, Class B	18,000	400,842

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Buildings-Heavy Construction (continued)
Tecnicas Reunidas SA	1,969	$97,978
Vinci SA	4,923	762,993
		2,732,366
Building-Residential/Commerical — 0.4%
Amrep Corp.	2,800	216,300
Baoye Group Co., Ltd.†	104,000	170,638
Barratt Developments PLC	2,542	55,275
Berkeley Group Holdings PLC	21,615	670,352
Cyrela Brazil Realty SA	19,700	182,820
Kier Group PLC	1,325	62,604
		1,357,989
Cable TV — 0.4%
Comcast Corp., Class A†	14,700	381,465
DIRECTV Group, Inc.†	19,700	454,479
EchoStar Communications Corp., Class A†	6,800	295,324
LodgeNet Entertainment Corp.†	10,700	328,704
Rogers Communications, Inc.	1,870	61,210
		1,521,182
Capacitors — 0.0%
Mitsumi Electric Co., Ltd.	2,700	89,358
Casino Hotels — 0.2%
Ameristar Casinos, Inc.	3,700	118,807
Genting Bhd	16,400	188,546
Melco PBL Entertainment Macau, Ltd. ADR†	15,320	247,265
Monarch Casino & Resort, Inc.†	4,600	119,600
		674,218
Casino Services — 0.0%
Aristocrat Leisure, Ltd.	4,591	60,919
Cellular Telecom — 0.5%
America Movil SA de CV, Series L ADR	3,435	164,159
China Mobile Hong Kong, Ltd.	22,600	205,652
Mobile TeleSystems ADR	7,070	395,637
NTT DoCoMo, Inc.	116	214,596
Partner Communications Co.	11,556	169,838
Turkcell Iletisim Hizmeteri AS	36,304	185,171
Vodafone Group PLC	182,575	486,825
		1,821,878
Chemicals-Diversified — 0.7%
BASF AG	4,809	541,423
Bayer AG	484	30,931
Dow Chemical Co.	8,900	408,154
FMC Corp.	8,000	603,440
Imperial Chemical Industries PLC	10,621	104,503
Koninklijke DSM DV	4,700	210,581
Pioneer Cos., Inc.†	3,000	82,920
PPG Industries, Inc.	9,050	636,305
Shin-Etsu Chemical Co., Ltd.	3,700	225,755
Tokuyama Corp.	2,000	34,963
		2,878,975

Security Description	Shares	Value (Note 2)
Chemicals-Specialty — 0.2%
Clariant AG	17,958	$308,130
H.B. Fuller Co.	21,500	586,305
		894,435
Circuit Boards — 0.1%
Park Electrochemical Corp.	2,200	59,664
TTM Technologies, Inc.†	31,900	304,326
		363,990
Coal — 0.1%
China Shenhua Energy Co., Ltd.	84,500	204,396
Yanzhou Coal Mining Co., Ltd.	262,000	250,817
		455,213
Coatings/Paint — 0.2%
Sherwin-Williams Co.	11,000	726,440
Collectibles — 0.0%
RC2 Corp.†	2,300	92,897
Commercial Services — 0.2%
Arbitron, Inc.	2,700	126,765
Convergys Corp.†	6,200	157,542
ICT Group, Inc.†	3,200	56,000
Live Nation, Inc.†	5,900	130,154
SGS SA	42	50,152
Standard Parking Corp.†	3,200	113,184
		633,797
Commercial Services-Finance — 0.3%
Advance America Cash Advance Centers, Inc.	5,000	76,950
Coinstar, Inc.†	9,800	306,740
Dollar Financial Corp.†	6,900	174,570
Experian Group, Ltd.	14,558	167,734
Interactive Data Corp.	4,600	113,850
Morningstar, Inc.†	2,900	149,756
		989,600
Computer Aided Design — 0.1%
Ansys, Inc.†	3,900	198,003
Aspen Technology, Inc.†	6,700	87,100
Parametric Technology Corp.†	5,900	112,631
		397,734
Computer Services — 0.4%
Cap Gemini SA	1,286	97,903
Covansys Corp.†	3,107	76,681
FactSet Research Systems, Inc.	4,200	263,970
IHS, Inc.†	2,900	119,219
Manhattan Associates, Inc.†	11,000	301,730
Perot Systems Corp., Class A†	11,600	207,292
Sykes Enterprises, Inc.†	17,200	313,728
		1,380,523
Computer Software — 0.0%
Blackbaud, Inc.	6,800	166,056
Computers — 1.3%
Dell, Inc.†	10,100	234,421
Hewlett-Packard Co.	57,000	2,287,980
International Business Machines Corp.	23,750	2,238,675
Wincor Nixdorf AG	640	59,641
Wistron Corp.	176,422	267,629
		5,088,346

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Computers-Integrated Systems — 0.2%
Brocade Communications Systems, Inc.†	60,100	$572,152
Fujitsu, Ltd.	19,000	126,570
MTS Systems Corp.	3,600	139,824
Net One Systems Co., Ltd.	58	68,907
		907,453
Computers-Memory Devices — 0.2%
Imation Corp.	2,700	109,026
Komag, Inc.†	6,300	206,199
Seagate Technology†(3)(12)	970	0
Silicon Storage Technology, Inc.†	20,500	101,065
Smart Modular Technologies WWH, Inc.†	7,500	95,925
Xyratex, Ltd.†	3,600	85,932
		598,147
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	2,6300	151,996
Consulting Services — 0.1%
Watson Wyatt Worldwide, Inc., Class A	7,100	345,415
Consumer Products-Misc. — 0.1%
Blyth, Inc.	8,400	177,324
Tupperware Brands Corp	5,800	144,594
		321,918
Containers-Metal/Glass — 0.2%
Greif, Inc., Class A	3,600	399,996
Silgan Holdings, Inc.	4,400	224,884
		624,880
Cosmetics & Toiletries — 0.7%
Aderans Co., Ltd.	7,400	179,599
Alberto-Culver Co.	20,800	475,904
Avon Products, Inc.	10,000	372,600
Chattem, Inc.†	2,900	170,926
Colgate-Palmolive Co.	5,200	347,308
Procter & Gamble Co.	4,350	274,746
The Estee Lauder Cos., Inc.	14,200	693,670
Uni-Charm Corp.	800	50,645
		2,565,398
Data Processing/Management — 0.5%
Acxiom Corp.	20,500	438,495
Automatic Data Processing, Inc.	9,600	464,640
CSG Systems International, Inc.†	16,300	407,826
Dun & Bradstreet Corp.	3,400	310,080
Fair Isaac Corp.	9,200	355,856
infoUSA, Inc.	10,500	101,010
		2,077,907
Decision Support Software — 0.0%
SPSS, Inc.†	4,200	151,620
Diagnostic Equipment — 0.0%
Immucor, Inc.†	3,300	97,119

Security Description	Shares	Value (Note 2)
Diagnostic Kits — 0.1%
Dade Behring Holdings, Inc.	3,400	$149,090
OraSure Technologies, Inc.†	9,800	72,030
Quidel Corp.†	7,800	93,600
		314,720
Dialysis Centers — 0.0%
Fresenius Medical Care AG	426	61,983
Distribution/Wholesale — 0.3%
Central European Distribution Corp.†	3,700	107,707
Inchcape PLC	78,119	877,009
Tech Data Corp.†	3,500	125,335
WESCO International, Inc.†	2,700	169,506
		1,279,557
Diversified Financial Services — 0.5%
Acta Holding ASA	24,785	137,824
Challenger Financial Services Group, Ltd.	29,253	112,899
Hitachi Capital Corp.	60,400	1,207,077
Sampo Oyj, Class A	6,100	185,138
Shinhan Financial Group Co., Ltd. ADR	600	68,328
Shinhan Financial Group Co., Ltd.	5,040	289,286
Tower Australia Group, Ltd.†	28,940	63,222
Tower, Ltd.†	23,291	37,435
		2,101,209
Diversified Manufactured Operations — 1.3%
3M Co.	10,950	836,908
Acuity Brands, Inc.	2,900	157,876
Cookson Group PLC	17,220	210,604
Eaton Corp.	1,900	158,764
EnPro Industries, Inc.†	6,150	221,708
General Electric Co.	25,050	885,768
Honeywell International, Inc.	4,400	202,664
Illinois Tool Works, Inc.	10,300	531,480
IMI PLC	16,819	191,964
Koppers Holdings, Inc.	7,200	184,752
Lancaster Colony Corp.	4,800	212,112
Matthews International Corp., Class A	3,200	130,240
Parker Hannifin Corp.	9,100	785,421
Siemens AG	1,250	133,618
Wartsila Corp., Class B	5,100	315,366
		5,159,245
Diversified Minerals — 0.1%
Companhia Vale do Rio Doce ADR	13,785	509,907
Diversified Operations — 0.2%
Barloworld, Ltd.	1,654	41,267
Swire Pacific, Ltd., Class A	55,500	622,586
Tomkins PLC	28,254	148,451
		812,304

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Diversified Operations/ Commerical Services — 0.1%
Davis Service Group PLC	15,905	$182,315
Volt Information Sciences, Inc.†	9,300	243,567
		425,882
Drug Delivery Systems — 0.0%
Noven Pharmaceuticals, Inc.†	4,200	97,440
E-Commerce/Products — 0.1%
Blue Nile, Inc.†	4,300	174,838
NutriSystem, Inc.†	1,600	83,856
		258,694
E-Marketing/Info — 0.0%
aQuantive, Inc.†	3,400	94,894
E-Services/Consulting — 0.1%
Websense, Inc.†	13,600	312,664
Electric Products-Misc. — 0.6%
AMETEK, Inc.	2,250	77,715
Emerson Electric Co.	18,000	775,620
Lamson & Sessions Co.†	4,600	127,834
LG Electronics, Inc.	4,090	279,101
Littelfuse, Inc.†	10,000	406,000
Mitsubishi Electric Corp.	24,000	247,251
Toshiba Corp.	74,000	494,212
		2,407,733
Electric-Distribution — 0.1%
National Grid PLC	11,642	182,705
Electric-Generation — 0.3%
CEZ	8,958	398,897
The AES Corp.†	29,300	630,536
		1,029,433
Electric-Integrated — 1.8%
Avista Corp.	3,200	77,536
Cleco Corp.	4,100	105,903
E.ON AG	4,569	621,214
Edison International	14,150	695,190
El Paso Electric Co.†	8,500	223,975
Energias de Portugal SA	40,723	218,687
First Philippine Holdings Corp.	97,290	143,162
FirstEnergy Corp.	5,300	351,072
OGE Energy Corp.	3,300	128,040
PG&E Corp.	31,900	1,539,813
RWE AG	2,477	262,032
Scottish and Southern Energy PLC	3,336	101,163
TXU Corp.	37,600	2,410,160
Westar Energy, Inc.	4,800	132,096
		7,010,043
Electronic Components-Misc. — 0.4%
Alps Electric Co., Ltd.	20,200	236,558
AU Optronics Corp.	213,000	304,451
AVX Corp.	22,800	346,560
Hon Hai Precision Industry Co., Ltd.	28,600	191,865
Hoya Corp.	2,600	86,270
NEC Corp.	9,000	48,269

Security Description	Shares	Value (Note 2)
Electronic Components-Misc. (continued)
Nippon Electric Glass Co., Ltd.	3,000	$52,571
Omron Corp.	9,400	252,868
		1,519,412
Electronic Components-Semiconductors — 1.0%
Diodes, Inc.†	2,600	90,610
Infineon Technologies AG	10,219	159,035
Intel Corp.	33,300	637,029
MediaTek, Inc.	17,000	195,213
National Semiconductor Corp.	10,700	258,298
ON Semiconductor Corp.†	18,200	162,344
Perlos Oyj	4,000	20,358
Samsung Electronics Co., Ltd.	1,599	956,885
Samsung Electronics Co., Ltd. GDR†	150	45,637
Shinko Electric Industries	2,000	45,146
Silicon Image, Inc.†	15,700	128,112
Silicon-On-Insulator Technologies	1,519	36,241
Spansion, Inc.†	81,200	989,828
Supertex, Inc.†	2,200	73,062
Texas Instruments, Inc.	3,200	96,320
		3,894,118
Electronic Connectors — 0.1%
Thomas & Betts Corp.†	11,500	561,430
Electronic Design Automation — 0.1%
Ansoft Corp.†	10,300	325,892
Electronic Measurement Instruments — 0.1%
Advantest Corp.	3,700	164,214
Eagle Test Systems, Inc.†	7,600	126,464
Itron, Inc.†	2,400	156,096
		446,774
Electronic Security Devices — 0.0%
American Science and Engineering, Inc.†	2,800	147,476
Energy-Alternate Sources — 0.1%
Ja Solar Hldgs Co Ltd ADR	4,100	74,169
MGP Ingredients, Inc.	9,300	189,441
Renewable Energy Corp AS	5,729	129,598
		393,208
Engineering/R&D Services — 0.1%
ABB, Ltd.	5,012	85,792
Linde AG	1,426	153,632
SembCorp Industries, Ltd.	29,000	97,485
URS Corp.†	1,700	72,403
		409,312
Engines-Internal Combustion — 0.3%
Cummins, Inc.	9,150	1,324,188
Enterprise Software/Service — 1.1%
BEA Systems, Inc.†	37,850	438,681
BMC Software, Inc.†	9,100	280,189
Hyperion Solutions Corp.†	7,425	384,838
ManTech International Corp., Class A†	3,300	110,253
MicroStrategy, Inc., Class A†	2,900	366,531

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Enterprise Software/Service (continued)
Oracle Corp.†	96,600	$1,751,358
Packeteer, Inc.†	18,800	233,496
Sybase, Inc.†	22,200	561,216
SYNNEX Corp.†	4,400	93,456
		4,220,018
Entertainment Software — 0.1%
The9 Ltd. ADR†	9,390	316,819
THQ, Inc.†	3,700	126,503
		443,322
Environmental Monitoring & Detection — 0.0%
Clean Harbors, Inc.†	2,900	131,138
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	3,200	87,008
Finance-Commercial — 0.2%
CapitalSource, Inc.	26,306	661,070
Finance-Consumer Loans — 0.3%
ASTA Funding, Inc.	10,800	466,344
Provident Financial PLC	12,639	199,968
The First Marblehead Corp.	6,500	291,785
World Acceptance Corp.†	6,200	247,690
		1,205,787
Finance-Investment Banker/Broker — 2.8%
Citigroup, Inc.(1)	60,601	3,111,255
Credit Suisse Group	751	53,892
Daiwa Securities Group, Inc.	6,000	72,454
Evercore Partners, Inc.	2,900	90,451
Goldman Sachs Group, Inc.	9,600	1,983,648
Greenhill & Co., Inc.	2,000	122,780
Investment Technology Group, Inc.†	3,600	141,120
J.P. Morgan Chase & Co.	24,940	1,206,597
Knight Capital Group, Inc., Class A†	13,400	212,256
Lehman Brothers Holdings, Inc.	16,400	1,149,148
Macquarie Bank, Ltd.†	4,800	321,375
Merrill Lynch & Co., Inc.	6,800	555,356
Morgan Stanley	19,800	1,559,448
SWS Group, Inc.	15,650	388,277
		10,968,057
Finance-Leasing Company — 0.2%
ORIX Corp.	3,280	854,515
Finance-Mortgage Loan/Banker — 0.2%
Countrywide Financial Corp.	22,350	751,854
Finance-Other Services — 0.6%
Deutsche Boerse AG	492	112,716
Grupo Financiero Banorte SA de CV	14,800	70,258
International Securities Exchange Holdings, Inc.	2,800	136,640
London Stock Exchange Group PLC	19,460	479,445
Man Group PLC	140,057	1,529,642
		2,328,701

Security Description	Shares	Value (Note 2)
Financial Guarantee Insurance — 0.4%
MGIC Investment Corp.	7,300	$430,116
PMI Group, Inc.	4,600	208,012
Radian Group, Inc.	15,400	845,152
Triad Guaranty, Inc.†	4,200	173,922
		1,657,202
Fishery — 0.1%
Toyo Suisan Kaisha, Ltd.	27,000	531,568
Food-Baking — 0.1%
Flowers Foods, Inc.	9,000	271,530
Food-Catering — 0.1%
Compass Group PLC	8,794	58,838
Sodexho Alliance SA	1,713	125,422
		184,260
Food-Dairy Products — 0.2%
Meiji Dairies Corp.	80,000	627,970
Parmalat SpA	7,851	33,718
		661,688
Food-Meat Products — 0.1%
Perdigao SA	19,849	265,899
Food-Misc. — 0.5%
Electric Power Development Co., Ltd.	13,700	689,418
General Mills, Inc.	10,600	617,132
Nestle SA	270	105,154
Ralcorp Holdings, Inc.†	3,000	192,900
Seaboard Corp.	70	158,200
Unilever NV	6,615	192,639
Universal Robina Corp.	266,820	95,391
		2,050,834
Food-Retail — 0.9%
Colruyt SA	636	145,545
Jeronimo Martins SGPS SA	2,766	72,052
Koninklijke Ahold NV	8,111	94,807
Safeway, Inc.	43,800	1,604,832
The Kroger Co.	21,100	596,075
Woolworths, Ltd.	51,239	1,127,229
		3,640,540
Food-Wholesale/Distribution — 0.2%
Nash Finch Co.	12,900	444,534
Olam International, Ltd.	21,000	42,356
Spartan Stores, Inc.†	4,900	131,320
		618,210
Footwear & Related Apparel — 0.4%
Deckers Outdoor Corp.†	7,100	504,242
Skechers USA, Inc., Class A†	9,500	318,915
Steven Madden, Ltd.†	15,400	449,680
Stride Rite Corp.	7,400	113,886
Wolverine World Wide, Inc.	7,600	217,132
		1,603,855
Gambling (Non-Hotel) — 0.2%
William Hill PLC	64,961	813,021
Garden Products — 0.1%
Toro Co.	5,800	297,192

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Gas-Distribution — 0.6%
Centrica PLC	7,007	$53,294
Energen Corp.	19,000	966,910
Nicor, Inc.	5,200	251,784
Northwest Natural Gas Co.	3,100	141,577
Osaka Gas Co., Ltd.	124,000	480,889
South Jersey Industries, Inc.	3,600	136,980
Southwest Gas Corp.	5,700	221,559
		2,252,993
Health Care Cost Containment — 0.5%
Corvel Corp.†	8,400	254,100
Healthspring, Inc.†	7,000	164,850
McKesson Corp.	28,000	1,639,120
		2,058,070
Home Furnishings — 0.2%
American Woodmark Corp.	8,500	312,460
Kimball International, Inc., Class B	10,200	196,656
Nobia AB	1,330	54,474
Tempur-Pedic International, Inc.†	9,400	244,306
		807,896
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc.†	2,300	116,472
Human Resources — 0.4%
Administaff, Inc.	3,600	126,720
AMN Healthcare Services, Inc.†	6,700	151,554
Heidrick & Struggles International, Inc.†	5,100	247,095
Korn/Ferry International†	8,800	201,872
Labor Ready, Inc.†	14,100	267,759
Manpower, Inc.	2,400	177,048
Robert Half International, Inc.	8,300	307,183
		1,479,231
Import/Export — 0.2%
ITOCHU Corp.	61,000	604,617
Marubeni Corp.	33,000	200,509
		805,126
Independent Power Producer — 0.0%
Ormat Technologies, Inc.	2,615	109,725
Industrial Audio & Video Products — 0.1%
Dolby Laboratories, Inc.†	5,900	203,609
Industrial Automated/Robotic — 0.1%
Nordson Corp.	6,000	278,760
Instruments-Scientific — 0.6%
Applera Corp.	27,000	798,390
FEI Co.†	10,500	378,630
PerkinElmer, Inc.	7,300	176,806
Varian, Inc.†	6,300	367,038
Waters Corp.†	8,200	475,600
		2,196,464
Insurance-Life/Health — 0.2%
AMP, Ltd.	6,553	55,088
China Life Insurance Co., Ltd.†	459,000	203,202
CIGNA Corp.	2,400	342,384
Nationwide Financial Services, Inc., Class A	4,400	236,984
		837,658

Security Description	Shares	Value (Note 2)
Insurance-Multi-line — 1.5%
Aegon NV	16,863	$336,095
Allianz SE	3,821	784,579
Allstate Corp.	18,800	1,129,128
American Financial Group, Inc.	14,975	509,749
Assurant, Inc.	3,900	209,157
Corp Mapfre SA	109,536	561,883
ING Groep NV	17,478	738,964
Loews Corp.	7,300	331,639
Zurich Financial Services AG	4,141	1,195,289
		5,796,483
Insurance-Property/Casualty — 1.7%
Admiral Group PLC	2,588	58,516
American Physicians Capital, Inc.†	2,100	84,168
Argonaut Group, Inc.†	7,500	242,700
Chubb Corp.	13,000	671,710
Commerce Group, Inc.	12,300	369,492
EMC Insurance Group, Inc.	2,100	54,180
LandAmerica Financial Group, Inc.	2,100	155,211
Navigators Group, Inc.†	2,900	145,493
Ohio Casualty Corp.	10,400	311,480
Philadelphia Consolidated Holding Corp.†	11,400	501,486
QBE Insurance Group, Ltd.	20,594	525,539
SAFECO Corp.	18,700	1,242,241
Safety Insurance Group, Inc.	5,800	232,696
SeaBright Insurance Holdings, Inc.†	7,800	143,520
Selective Insurance Group, Inc.	6,400	162,944
W.R. Berkley Corp.	36,337	1,203,481
Zenith National Insurance Corp.	14,570	688,724
		6,793,581
Insurance-Reinsurance — 0.2%
Muenchener Rueckversicherungs AG	860	145,453
Odyssey Re Holdings Corp.	14,200	558,202
		703,655
Internet Application Software — 0.2%
Interwoven, Inc.†	7,200	121,680
RealNetworks, Inc.†	80,700	633,495
		755,175
Internet Content-Information/News — 0.2%
InfoSpace, Inc.†	7,400	189,958
The Knot, Inc.†	4,200	90,426
TheStreet.com, Inc.	16,100	197,225
Travelzoo, Inc.†	5,100	187,527
		665,136
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	1,500	100,020
Internet Security — 0.2%
Blue Coat Systems, Inc.†	4,800	176,304
SonicWALL, Inc.†	41,800	349,448
Trend Micro, Inc.†	2,000	54,650
Vasco Data Security International, Inc.†	12,100	216,227
		796,629

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Investment Companies — 0.1%
Harris & Harris Group, Inc.†	11,200	$144,704
MCG Capital Corp.	7,300	136,948
		281,652
Investment Management/Advisor Services — 0.4%
Affiliated Managers Group, Inc.†	2,000	216,700
Ameriprise Financial, Inc.	12,600	719,964
Ashmore Group PLC	12,302	70,144
Calamos Asset Management, Inc., Class A	6,700	149,544
Julius Baer Holdings, Ltd., Class B	463	63,174
Schroders PLC	5,261	131,274
		1,350,800
Lasers-System/Components — 0.1%
II-VI, Inc.†	6,700	226,795
Rofin-Sinar Technologies, Inc.†	4,100	242,638
		469,433
Lighting Products & Systems — 0.0%
Zumtobel AG	1,526	51,574
Machinery-Construction & Mining — 0.3%
Terex Corp.†	15,300	1,097,928
Machinery-Electrical — 0.0%
Schneider Electric SA	833	105,746
Machinery-Farming — 0.1%
AGCO Corp.†	4,800	177,456
Machinery-General Industrial — 1.1%
Alstom	778	100,967
Andritz AG	4,032	1,011,465
Applied Industrial Technologies, Inc.	16,200	397,548
Flow International Corp.†	16,800	180,432
MAN AG	3,087	359,180
Manitowoc Co., Inc.	2,900	184,237
Rieter Holding AG	3,484	1,736,051
Sumitomo Heavy Industries, Ltd.	9,000	89,664
Wabtec Corp.	10,100	348,349
		4,407,893
Machinery-Material Handling — 0.0%
Cascade Corp.	2,500	149,700
Medical Instruments — 0.1%
DJ Orthopedics, Inc.†	1,824	69,130
Techne Corp.†	2,400	137,040
		206,170
Medical Laser Systems — 0.0%
LCA-Vision, Inc.	2,100	86,499
Medical Products — 1.3%
Becton, Dickinson & Co.	21,100	1,622,379
China Medical Technologies, Inc. ADR†	10,600	244,542
Haemonetics Corp.†	6,050	282,838
Johnson & Johnson	29,400	1,771,644
Luminex Corp.†	4,100	56,252

Security Description	Shares	Value (Note 2)
Medical Products (continued)
Mentor Corp.	3,000	$138,000
Nobel Biocare Holding AG	764	278,527
Terumo Corp.	2,800	109,063
Vital Signs, Inc.	1,600	83,168
West Pharmaceutical Services, Inc.	5,500	255,365
Zoll Medical Corp.†	8,600	229,190
		5,070,968
Medical-Biomedical/Gene — 0.7%
Amgen, Inc.†	15,400	860,552
Basilea Pharmaceutica AG	207	48,081
Bio-Rad Laboratories, Inc., Class A†	1,900	132,696
Digene Corp.†	2,800	118,748
Enzon Pharmaceuticals, Inc.†	16,700	136,105
Illumina, Inc.†	2,700	79,110
Incyte Corp.†	22,800	150,252
LifeCell Corp.†	4,800	119,856
Martek Biosciences Corp.†	7,600	156,712
Millennium Pharmaceuticals, Inc.†	25,800	293,088
Regeneron Pharmaceuticals, Inc.†	4,200	90,804
Savient Pharmaceuticals, Inc.†	28,900	347,378
Telik, Inc.†	66,500	361,095
		2,894,477
Medical-Drugs — 3.1%
Astellas Pharma, Inc.	2,400	103,462
AstraZeneca PLC (London)	24,002	1,291,332
Bristol-Myers Squibb Co.	14,350	398,356
CSL, Ltd.	793	52,850
Daiichi Sankyo Co., Ltd.	4,600	140,920
Eli Lilly & Co.	9,600	515,616
Forest Laboratories, Inc.†	6,900	354,936
GlaxoSmithKline PLC	36,703	1,008,997
Kaken Pharmaceutical Co., Ltd.	23,000	187,177
Labopharm, Inc.†	6,600	37,620
Merck & Co., Inc.	36,150	1,596,745
Merck KGaA	505	65,113
Novartis AG	2,405	137,949
Ono Pharmaceutical Co., Ltd.	1,000	56,008
Pain Therapeutics, Inc.†	9,800	76,832
Pfizer, Inc.(1)	34,000	858,840
Prestige Brands Holdings, Inc.†	16,200	191,970
Roche Holding AG	5,933	1,049,743
Salix Pharmaceuticals, Ltd.†	12,846	161,860
Sanofi-Aventis	884	76,876
Schering AG	1,853	259,093
Schering-Plough Corp.	55,900	1,426,009
Sciele Pharma, Inc.†	18,900	447,552
Taisho Pharmaceutical Co., Ltd.	16,000	293,279
ViroPharma, Inc.†	7,000	100,450
Wyeth	22,200	1,110,666
		12,000,251

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical-Generic Drugs — 0.2%
Alpharma, Inc., Class A	8,300	$199,864
Teva Pharmaceutical Industries, Ltd. ADR	3,964	148,373
Watson Pharmaceuticals, Inc.†	13,000	343,590
		691,827
Medical-HMO — 1.4%
Aetna, Inc.	22,900	1,002,791
AMERIGROUP Corp.†	9,400	285,760
Coventry Health Care, Inc.†	13,750	770,687
Humana, Inc.†	16,600	963,132
Magellan Health Services, Inc.†	11,500	483,000
Molina Healthcare, Inc.†	8,500	260,015
UnitedHealth Group, Inc.	11,600	614,452
WellCare Health Plans, Inc.†	14,300	1,219,075
		5,598,912
Medical-Hospitals — 0.0%
Medcath Corp.†	4,900	133,770
Medical-Nursing Homes — 0.0%
Kindred Healthcare, Inc.†	3,900	127,842
Medical-Outpatient/Home Medical — 0.1%
Apria Healthcare Group, Inc.†	8,500	274,125
Medical-Wholesale Drug Distribution — 0.1%
Alfresa Holdings Corp.	1,700	108,198
Celesio AG	1,928	121,152
Mediceo Paltac Holdings Co., Ltd.	6,600	125,738
		355,088
Metal Processors & Fabrication — 0.1%
Quanex Corp.	4,850	205,397
Metal-Copper — 0.3%
Southern Copper Corp.	14,900	1,067,734
Metal-Diversified — 0.0%
Hecla Mining Co.†	13,100	118,686
Metal-Iron — 0.0%
Cleveland-Cliffs, Inc.	2,700	172,827
Mining — 0.1%
Gold Fields, Ltd.	4,101	76,033
Gold Fields, Ltd. ADR	10,500	194,040
Golden Star Resources, Ltd.†	18,900	83,160
PAN American Silver Corp.†	4,700	139,073
		492,306
Miscellaneous Manufacturing — 0.1%
Freightcar America, Inc.	9,800	472,066
Motion Pictures & Services — 0.1%
Macrovision Corp.†	11,900	298,095
Motorcycle/Motor Scooter — 0.0%
Piaggio & C SpA†	17,984	91,471
MRI/Medical Diagnostic Imaging — 0.0%
Alliance Imaging, Inc.†	14,148	123,512
Multimedia — 1.1%
Journal Communications, Inc., Class A	10,500	137,655
McGraw-Hill Cos., Inc.	24,100	1,515,408

Security Description	Shares	Value (Note 2)
Multimedia (continued)
The Walt Disney Co.	20,950	$721,309
Time Warner, Inc.	70,550	1,391,246
Vivendi Universal SA	15,451	627,875
		4,393,493
Music — 0.1%
Warner Music Group Corp.	11,400	194,484
Networking Products — 0.9%
Acme Packet, Inc.†	9,100	134,498
Anixter International, Inc.†	2,100	138,474
Atheros Communications, Inc.†	3,300	78,969
Cisco Systems, Inc.†	80,850	2,064,100
D-Link Corp.	69,000	121,144
NTT Data Corp.	114	579,481
Polycom, Inc.†	13,900	463,287
		3,579,953
Non-Ferrous Metals — 0.1%
USEC, Inc.†	20,700	336,375
Office Automation & Equipment — 0.2%
Canon, Inc.	13,400	719,807
Oce NV	8,599	157,601
		877,408
Office Furnishings-Original — 0.2%
Herman Miller, Inc.	16,300	545,887
Steelcase, Inc. Class A	13,300	264,537
		810,424
Oil & Gas Drilling — 0.1%
Grey Wolf, Inc.†	22,300	149,410
Helmerich & Payne, Inc.	4,600	139,564
		288,974
Oil Companies-Exploration & Production — 0.4%
OAO Gazprom	51,422	537,360
OAO Gazprom ADR	16,231	680,079
Swift Energy Co.†	2,600	108,602
Unit Corp.†	2,400	121,416
Vaalco Energy, Inc.†	13,300	68,894
		1,516,351
Oil Companies-Integrated — 4.5%
BP PLC	59,858	650,209
Chevron Corp.(1)	28,800	2,130,048
China Petroleum & Chemical Corp.	296,000	250,408
ConocoPhillips	15,586	1,065,303
Eni SpA	35,029	1,139,889
Exxon Mobil Corp.(1)	71,280	5,378,076
LUKOIL	4,233	365,731
LUKOIL ADR	4,920	425,580
Marathon Oil Corp.	20,000	1,976,600
Norsk Hydro ASA	17,315	574,005
Occidental Petroleum Corp.	8,500	419,135
Petroleo Brasileiro SA ADR	3,306	328,980
Repsol YPF SA	6,658	224,487
Royal Dutch Shell PLC, Class B	36,528	1,215,518
Sasol, Ltd.	12,601	420,439
Statoil ASA	31,250	850,875
Total SA	2,907	203,680
		17,618,963

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Oil Field Machinery & Equipment — 0.1%
Lufkin Industries, Inc.	2,100	$117,978
NATCO Group, Inc., Class A†	5,112	174,421
		292,399
Oil Refining & Marketing — 0.6%
Alon USA Energy, Inc.	5,200	188,240
Frontier Oil Corp.	21,500	701,760
Holly Corp.	9,200	545,560
Sunoco, Inc.	8,100	570,564
Western Refining, Inc.	6,000	234,120
		2,240,244
Oil-Field Services — 0.3%
Basic Energy Services, Inc.†	6,000	139,800
Core Laboratories NV†	2,300	192,809
Matrix Service Co.†	14,300	289,289
Oil States International, Inc.†	2,300	73,807
Saipem SpA	4,706	137,046
Trico Marine Services, Inc.†	5,700	212,382
		1,045,133
Paper & Related Products — 0.2%
Neenah Paper, Inc.	3,200	127,168
Rayonier, Inc.	12,950	556,850
Smurfit Kappa PLC	2,252	56,256
		740,274
Patient Monitoring Equipment — 0.0%
Mindray Medical International, Ltd. ADR	2,059	49,025
Petrochemicals — 0.1%
Formosa Chemicals & Fibre Corp.	135,000	259,051
Pharmacy Services — 0.0%
Mayne Group, Ltd.	41,499	121,884
Photo Equipment & Supplies — 0.0%
Fuji Photo Film Co., Ltd.	1,200	49,083
Konica Minolta Holdings, Inc.†	3,500	45,978
		95,061
Pipelines — 0.1%
Questar Corp.	6,200	553,102
Platinum — 0.1%
Impala Platinum Holdings, Ltd.	10,331	324,705
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	11,100	233,544
Schneider Electric SA†	49	6,022
		239,566
Printing-Commercial — 0.1%
Consolidated Graphics, Inc.†	5,800	429,490
De La Rue PLC	3,670	51,637
		481,127
Publishing-Books — 0.1%
John Wiley & Sons, Inc., Class A	4,700	177,472
Scholastic Corp.†	2,400	74,640
		252,112

Security Description	Shares	Value (Note 2)
Publishing-Newspapers — 0.1%
Daily Mail & General Trust	14,169	$226,406
Schibsted ASA	1,150	50,705
		277,111
Publishing-Periodicals — 0.1%
Emap PLC	9,180	136,661
United Business Media PLC	6,499	101,417
		238,078
Radio — 0.1%
Citadel Broadcasting Corp.†	10,700	101,757
Westwood One, Inc.	25,300	173,811
		275,568
Real Estate Investment Trusts — 1.1%
Alexander's, Inc.†	500	205,850
American Home Mtg. Investment Corp.	3,300	89,067
Anthracite Capital, Inc.	24,500	294,000
Boston Properties, Inc.	1,200	140,880
Capital Trust, Inc., Class A	2,000	91,140
CBL & Associates Properties, Inc.	2,400	107,616
Cousins Properties, Inc.	13,300	437,038
DiamondRock Hospitality Co.	11,800	224,200
Entertainment Properties Trust	6,600	397,650
Home Properties, Inc.	5,200	274,612
Impac Mtg. Holdings, Inc.	12,742	63,710
Lexington Corporate Properties Trust	7,840	165,659
LTC Properties, Inc.	7,100	183,961
Medical Properties Trust, Inc.	13,800	202,722
National Health Investors, Inc.	4,000	125,360
Newcastle Investment Corp.	4,800	133,104
NorthStar Realty Finance Corp.	8,900	135,369
Omega Healthcare Investors, Inc.	6,800	116,620
PS Business Parks, Inc.	1,677	118,262
RAIT Investment Trust	2,100	58,674
Redwood Trust, Inc.	3,800	198,284
Saul Centers, Inc.	2,100	119,490
SL Green Realty Corp.	2,500	342,950
Universal Health Realty Income Trust	612	21,879
Winthrop Realty Trust	21,100	139,471
		4,387,568
Real Estate Management/Services — 0.5%
CB Richard Ellis Group, Inc., Class A†	10,200	348,636
Daito Trust Construction Co., Ltd.	5,600	263,747
Jones Lang LaSalle, Inc.	11,100	1,157,508
LPS Brasil Consultoria de Imoveis SA†	18,707	190,675
		1,960,566
Real Estate Operations & Development — 0.6%
Avatar Holdings, Inc.†	1,300	92,872
Ayala Land, Inc.	81,500	27,870
Emaar Properties	125,995	379,157
Filinvest Land, Inc.†	2,998,300	104,397

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Real Estate Operations & Development — 0.6%
Globe Trade Centre SA†	12,711	$226,143
Guangzhou R&F Properties Co., Ltd,	150,000	333,269
Hopson Development Holdings, Ltd.	153,000	384,189
Megaworld Corp.†	1,697,300	117,844
Metrovacesa SA	2,692	318,076
Mitsui Fudosan Co., Ltd.	2,000	58,724
SP Setia Bhd	99,700	222,036
		2,264,577
Recreational Vehicles — 0.1%
Yamaha Motor Co., Ltd.	18,700	523,676
Rental Auto/Equipment — 0.1%
Aaron Rents, Inc.	12,900	341,076
Research & Development — 0.1%
Albany Molecular Research, Inc.†	5,000	49,250
Parexel International Corp.†	10,000	359,700
		408,950
Retail-Apparel/Shoe — 1.6%
Aeropostale, Inc.†	4,800	193,104
American Eagle Outfitters, Inc.	8,000	239,920
AnnTaylor Stores Corp.†	3,800	147,364
Brown Shoe Co., Inc.	3,500	147,000
Buckle, Inc.	6,301	224,946
Cato Corp., Class A	4,900	114,611
Charlotte Russe Holding, Inc.†	22,500	649,575
Dress Barn, Inc.†	24,700	514,007
DSW, Inc., Class A†	7,200	303,912
Genesco, Inc.†	3,900	161,967
Hennes & Mauritz AB, Class B	1,050	60,448
Industria de Diseno Textil SA	8,237	511,988
Men's Wearhouse, Inc.	4,000	188,200
Next PLC	10,301	455,891
Nordstrom, Inc.	32,300	1,709,962
Pacific Sunwear of California, Inc.†	9,500	197,885
Payless ShoeSource, Inc.†	6,700	222,440
Tween Brands, Inc.†	5,200	185,744
		6,228,964
Retail-Auto Parts — 0.0%
Autobacs Seven Co., Ltd.	2,300	82,366
Retail-Automobile — 0.0%
S.A D'Ieteren NV	379	156,949
Retail-Building Products — 0.0%
Praktiker Bau- und Heimwerkermaerkte AG	1,143	40,371
Retail-Convenience Store — 0.1%
The Pantry, Inc.†	4,500	203,490
Retail-Discount — 0.6%
BJ's Wholesale Club, Inc.†	3,600	121,788
Costco Wholesale Corp.	4,800	258,432
Dollar Tree Stores, Inc.†	13,200	504,768
Family Dollar Stores, Inc.	12,200	361,364
TJX Cos., Inc.	6,000	161,760

Security Description	Shares	Value (Note 2)
Retail-Discount (continued)
Wal-Mart Stores, Inc.	19,500	$915,525
		2,323,637
Retail-Drug Store — 0.2%
Longs Drug Stores Corp.	12,000	619,680
Retail-Major Department Stores — 0.3%
Home Retail Group	14,371	125,563
Isetan Co., Ltd.	2,200	38,366
J.C. Penney Co., Inc.	6,600	542,256
Marks & Spencer Group PLC	39,047	519,813
		1,225,998
Retail-Office Supplies — 0.1%
Office Depot, Inc.†	9,600	337,344
OfficeMax, Inc.	2,900	152,946
		490,290
Retail-Pawn Shops — 0.0%
Ezcorp, Inc., Class A†	6,400	94,272
Retail-Perfume & Cosmetics — 0.0%
Douglas Holding AG	629	36,929
Retail-Pubs — 0.0%
Punch Taverns PLC	2,566	62,967
Retail-Regional Department Stores — 0.2%
Dillard's, Inc., Class A	2,600	85,098
Kohl's Corp.†	6,300	482,643
		567,741
Retail-Restaurants — 1.3%
Autogrill SpA	18,174	348,143
Brinker International, Inc.	8,950	292,665
CBRL Group, Inc.	7,600	351,880
CEC Entertainment, Inc.†	10,300	427,862
CKE Restaurants, Inc.	15,200	286,672
Darden Restaurants, Inc.	13,200	543,708
Domino's Pizza, Inc.	9,800	318,206
IHOP Corp.	1,900	111,435
Jack in the Box, Inc.†	8,900	615,257
McDonald's Corp.	21,900	986,595
Papa John's International, Inc.†	7,600	223,440
Ruby Tuesday, Inc.	7,900	225,940
Sonic Corp†	7,300	162,644
Yum! Brands, Inc.	5,250	303,240
		5,197,687
Retail-Video Rentals — 0.0%
Blockbuster, Inc., Class A†	13,900	89,516
Rubber-Tires — 0.2%
Continental AG	3,760	486,006
Hankook Tire Co., Ltd.	15,290	253,533
		739,539
Rubber/Plastic Products — 0.1%
Ansell, Ltd.	21,342	200,307
Savings & Loans/Thrifts — 0.4%
BankUnited Financial Corp. Class A	4,200	89,082
Downey Financial Corp.	3,900	251,706
FirstFed Financial Corp.†	2,900	164,807
ITLA Capital Corp.†	1,700	88,434

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Savings & Loans/Thrifts (continued)
PFF BanCorp., Inc.	2,400	$72,792
Sterling Financial Corp.†	5,600	174,664
Washington Mutual, Inc.	18,300	738,954
		1,580,439
School — 0.0%
New Oriental Education & Technology Group, Inc.†	1,120	45,394
Seismic Data Collection — 0.1%
Electromagnetic GeoServices AS†	2,363	56,565
Input/Output, Inc.†	21,000	289,380
		345,945
Semiconductor Equipment — 0.2%
Credence Systems Corp.†	18,300	60,573
LTX Corp.†	19,600	119,952
Photronics, Inc.†	6,900	107,295
Tokyo Electron, Ltd.	1,100	76,918
Varian Semiconductor Equipment Associates, Inc.†	2,200	117,436
Veeco Instruments, Inc.†	13,200	257,400
		739,574
Semiconductors Components-Intergrated Circuits — 0.2%
Atmel Corp.†	88,300	444,149
Emulex Corp.†	5,100	93,279
NEC Electronics Corp.†	2,100	50,789
Novatek Microelectronics Corp., Ltd.	37,000	159,888
Taiwan Semiconductor Manufacturing Co., Ltd.	90,000	184,667
		932,772
Shipbuilding — 0.1%
Hyundai Mipo Dockyard Co., Ltd.	2,110	389,121
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser PLC	5,648	294,087
Steel Pipe & Tube — 0.1%
Valmont Industries, Inc.	3,800	219,754
Steel-Producers — 1.8%
AK Steel Holding Corp.†	16,000	374,240
Algoma Steel, Inc.†	953	43,139
BlueScope Steel, Ltd.	16,302	138,494
Carpenter Technology Corp.	4,800	579,648
Chaparral Steel Co.	6,400	372,288
China Steel Corp.	140,490	158,355
Hyundai Steel Co.	7,220	274,741
JFE Holdings, Inc.	3,600	212,933
Kobe Steel, Ltd.	170,000	685,251
Mittal Steel Co NV	28,372	1,507,312
Nucor Corp.	14,600	950,898
POSCO	311	130,575
Rautaruukki Oyj	8,500	396,166
Salzgitter AG	731	106,752
Steel Dynamics, Inc.	2,300	99,360
Voestalpine AG	14,567	1,056,642
		7,086,794

Security Description	Shares	Value (Note 2)
Sugar — 0.1%
Imperial Sugar Co.	6,500	$217,945
Telecom Equipment-Fiber Optics — 0.0%
C-COR, Inc.†	11,500	159,390
Telecom Services — 0.5%
Chunghwa Telecom Co., Ltd. (Taipei)	116,000	224,695
Embarq Corp.	3,552	200,155
Fastweb	582	37,171
Lightbridge, Inc.†	30,190	530,438
Premiere Global Services, Inc.†	12,200	136,884
SAVVIS, Inc.†	3,400	162,792
Telekomunikasi Indonesia PT	342,500	369,712
USA Mobility, Inc.†	5,200	103,636
		1,765,483
Telecommunication Equipment — 0.1%
Arris Group, Inc.†	17,400	244,992
CommScope, Inc.†	3,900	167,310
Nice Systems, Ltd. ADR†	3,900	132,678
		544,980
Telephone-Integrated — 2.4%
AT&T, Inc.(1)	50,135	1,976,823
Axtel SA de CV†	57,463	228,535
Belgacom SA	3,094	137,426
China Netcom Group Corp. Hong Kong, Ltd.	74,000	193,678
CT Communications, Inc.	9,800	236,180
Deutsche Telekom AG	5,798	95,886
Deutsche Telekom AG ADR	9,900	163,647
France Telecom SA	7,838	207,000
Golden Telecom, Inc.	3,600	199,368
Koninklijke (Royal) KPN NV	31,730	494,227
Nippon Telegraph and Telephone Corp.	114	602,699
Philippine Long Distance Telephone Co.	5,320	278,404
Sprint Nextel Corp.	66,350	1,257,996
Telecom Egypt	140,717	396,984
Telefonica SA	16,216	357,425
Telekom Austria AG	2,739	68,458
Telkom SA, Ltd.	18,529	423,987
Verizon Communications, Inc.	44,750	1,696,920
Windstream Corp.	13,600	199,784
		9,215,427
Television — 0.3%
British Sky Broadcasting Group PLC	30,959	343,604
CTC Media, Inc.†	7,700	197,736
Mediaset SpA	10,798	117,488
Modern Times Group AB, Class B	1,100	64,351
Sinclair Broadcast Group, Inc., Class A	11,700	180,765
Societe Television Francaise 1	3,970	132,901
		1,036,845
Textile-Apparel — 0.1%
Perry Ellis International, Inc.†	11,150	356,688

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Textile-Products — 0.0%
Toray Industries, Inc.	8,000	$57,841
Therapeutics — 0.1%
Mannkind Corp.†	6,100	87,230
Medicines Co.†	3,500	87,780
Neurocrine Biosciences, Inc.†	13,800	172,500
United Therapeutics Corp.†	2,000	107,560
		455,070
Tobacco — 1.8%
Altria Group, Inc.(1)	25,800	2,265,498
American Physicians Capital, Inc.	26,730	835,824
Imperial Tobacco Group PLC	4,865	217,799
Japan Tobacco, Inc.	225	1,105,524
Loews Corp. - Carolina Group	2,400	181,464
Reynolds American, Inc.	22,200	1,385,502
Swedish Match AB	20,700	369,812
UST, Inc.	7,750	449,345
Vector, Ltd.	45,561	96,989
		6,907,757
Tools-Hand Held — 0.1%
Makita Corp.	1,300	48,209
Snap-on, Inc.	4,600	221,260
		269,469
Toys — 0.2%
Hasbro, Inc.	8,300	237,546
JAKKS Pacific, Inc.†	6,200	148,180
Marvel Entertainment, Inc.†	4,400	122,100
Mattel, Inc.	13,900	383,223
		891,049
Transport-Marine — 0.4%
Horizon Lines, Inc. Class A	4,100	134,562
Malaysian Bulk Carriers Bhd	62,700	69,274
Neptune Orient Lines, Ltd.	86,000	183,660
Orient Overseas International, Ltd.	38,800	360,514
Overseas Shipholding Group, Inc.	10,800	676,080
Pacific Basin Shipping, Ltd.	242,000	207,513
		1,631,603
Transport-Rail — 0.5%
Burlington Northern Santa Fe Corp.	3,500	281,505
Central Japan Railway Co.	84	955,193
Norfolk Southern Corp.	14,400	728,640
		1,965,338
Transport-Services — 0.2%
Arriva PLC	13,765	201,530
Hub Group, Inc., Class A†	6,700	194,233
Kuehne & Nagel International AG	421	34,629
National Express Group PLC	9,341	231,977
Pacer International, Inc.	7,428	200,110
		862,479
Transport-Truck — 0.0%
Saia, Inc.†	7,000	166,250

Security Description	Shares	Value (Note 2)
Travel Services — 0.2%
First Choice Holidays PLC	33,761	$191,005
Kuoni Reisen Holding	691	414,549
		605,554
Vitamins & Nutrition Products — 0.2%
Mannatech, Inc.	13,200	211,992
NBTY, Inc.†	7,400	392,496
		604,488
Water — 0.2%
Veolia Environnement	8,901	661,820
Web Hosting/Design — 0.0%
eCollege.com, Inc.†	6,200	111,290
Web Portals/ISP — 0.4%
EarthLink, Inc.†	29,895	219,728
LG Dacom Corp.	8,420	199,134
Trizetto Group, Inc.†	22,100	442,221
United Internet AG	3,438	66,823
United Online, Inc.	48,800	684,664
		1,612,570
Wire & Cable Products — 0.2%
El Sewedy Cables Holding Co.†	22,161	171,180
Fujikura, Ltd.	8,000	56,416
General Cable Corp.†	7,800	416,754
Insteel Industries, Inc.	6,500	109,135
Nexans SA	323	42,716
		796,201
Wireless Equipment — 0.9%
Interdigital Communications Corp.†	16,800	532,056
Motorola, Inc.	32,950	582,226
Nokia Oyj	52,050	1,198,019
QUALCOMM, Inc.	11,650	496,989
RF Micro Devices, Inc.†	38,200	237,986
Telefonaktiebolaget LM Ericsson, Class B	49,573	182,452
Uniden Corp.	7,000	54,294
Wistron NeWeb Corp.	69,000	202,880
		3,486,902
X-Ray Equipment — 0.0%
Hologic, Inc.†	1,900	109,516
Total Common Stock (cost $271,512,337)		328,510,568
PREFERRED STOCK — 0.3%
Brewery — 0.1%
Companhia De Bebidas Das Americas ADR	3,410	187,414
Diversified Minerals — 0.1%
Companhia Vale do Rio Doce ADR	9,839	307,764
Electronic Components-Semiconductors — 0.0%
Samsung Electronics Co., Ltd.	238	111,942

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares/ Principal Amount(7)	Value (Note 2)
PREFERRED STOCK (continued)
Oil Companies-Integrated — 0.1%
Petroleo Brasileiro SA ADR	5,935	$530,292
Total Preferred Stock (cost $1,024,978)		1,137,412
ASSET BACKED SECURITIES — 3.9%
Diversified Financial Services — 3.9%
Advanta Business Card Master Trust, Series 2004-C1, Class C 6.37% due 09/20/13(2)	$65,000	66,005
Aegis Asset Backed Securities Trust, Series 2004-6N 4.75% due 03/25/35*(3)(12)	3,245	3,126
Aegis Asset Backed Securities Trust, Series 2004-5N 5.00% due 12/25/34*(3)	4,395	4,352
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE9, Class A2 5.69% due 12/25/34(2)	21	21
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE1, Class A3 5.61% due 03/28/35(2)	2,944	2,945
Asset Securitization Corp., Series 1997-D5, Class A5 7.11% due 02/14/43(4)(5)	50,000	54,084
Banc America Mtg. Securities, Inc., Series 2004-D, Class 2AI0 0.39% due 05/25/34(5)(6)(13)	406,332	1,967
Banc of America Commercial Mtg., Inc., Series 2005-4, Class XC 0.07% due 07/10/45*(3)(4)(5)(13)	2,510,379	18,640
Banc of America Commercial Mtg., Inc., Series 2005-1, Class XW 0.16% due 11/10/42*(3)(4)(12)(13)	5,949,641	24,207
Banc of America Commercial Mtg., Inc., Series 2006-5, Class A4 5.41% due 09/10/16(4)	169,000	169,576
Banc of America Commercial Mtg., Inc., Series 2004-3, Class A5 5.48% due 06/10/39(4)(5)	50,000	50,553
Banc of America Commercial Mtg., Inc., Series 2006-4, Class A4 5.67% due 07/10/16(4)	140,000	143,395
Banc of America Commercial Mtg., Inc., Series 2006-2, Class A4 5.93% due 05/10/45(4)(5)	125,000	128,993

Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
Banc of America Commerical Mtg., Inc., Series 2004-5, Class XC 0.09% due 11/10/41*(4)(5)(13)	$1,573,786	$19,901
Banc of America Large Loan, Series 2003-BBA2, Class X1A 0.00% due 11/15/15*(3)(4)(5)(12)(13)	104,364	0
Banc of America Large Loan, Series 2005-MIB1, Class K 7.32% due 03/15/22*(2)(3)(4)	93,000	92,148
Banc of America Mortgage Securities Inc Series 2005-E, Class 2IO 0.31% due 06/25/35(6)(12)(13)	1,039,000	5,744
Bank One Issuance Trust, Series 2003-C4, Class C4 6.35% due 02/15/11(2)	40,000	40,395
Bay View Auto Trust, Series 2005-LJ2, Class C 4.92% due 02/25/14	45,000	44,621
Bayview Commercial Asset Trust, Series 2005-3A, 0.78% due 11/25/35*(3)(4)(12)(13)	589,265	48,015
Bayview Commercial Asset Trust, Series 2004-3, 1.60% due 01/25/35*(3)(4)(12)(13)	164,696	11,805
Bayview Commercial Asset Trust, Series 2005-1A, 1.60% due 04/25/35*(3)(4)(12)(13)	201,826	15,097
Bayview Commercial Asset Trust, Series 2005-1A, Class A1 5.62% due 04/25/35*(2)(3)(4)(12)	36,580	36,661
Bayview Financial Acquisition Trust, Series 2005-B ,Class A 2.83% due 04/28/39(5)(13)	744,357	14,598
Bayview Financial Acquisition Trust, Series 2004-D, Class A 3.94% due 05/28/07(5)(12)(13)	236,881	1,440
Bayview Financial Acquisition Trust, Series 2004-D, Class A 5.71% due 08/28/44(2)	56,964	57,007
Bayview Financial Asset Trust Series 2003-SSRA, Class A 6.02% due 10/25/38*(2)(3)	31,744	31,878
Bayview Financial Asset Trust, Series 2004-SSRA, Class A1 5.92% due 12/25/39*(2)(3)	53,821	54,140
Bear Stearns Alt-A Trust, Series 2004-9, Class 1A1 4.86% due 09/25/34(5)(6)	16,523	16,707
Bear Stearns Asset Backed Securities Trust Series 2005-3, Class A1 5.77% due 07/25/35(2)	50,623	50,623

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bear Stearns Asset Backed Securities Trust Series 2003-3, Class A2 5.91% due 06/15/43(2)	$41,406	$41,673
Bear Stearns Commercial Mtg. Securities, Inc. 0.03% due 12/11/40(3)(13)	6,524,247	30,184
Bear Stearns Commercial Mtg. Securities, Inc. Series 2004-T16, Class A6 4.75% due 02/13/46(4)	32,000	30,969
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-LXR1, Class X1 0.82% due 09/15/18*(3)(4)(5)(13)	3,513,000	1,231
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR4, Class A3 5.47% due 06/11/41(4)(5)	32,000	32,312
Bombardier Capital Mtg. Securitization Corp., Series 2001-A, Class A 6.81% due 12/15/30	22,203	22,602
Capital One Multi-Asset Execution Trust, Series 2002-C1, Class C1 8.07% due 07/15/10(2)	15,000	15,175
Carmax Auto Owner Trust, Series 2004-2, Class D 3.67% due 09/15/11	5,429	5,354
Carmax Auto Owner Trust, Series 2000-3, Class A2 7.32% due 10/15/32(4)	18,000	19,035
Chase Credit Card Master Trust, Series 2003-3, Class C 6.40% due 10/15/10(2)	60,000	60,728
Chase Funding Net Interest Margin Trust, Series 2004-OPT1, Class Note 4.46% due 06/27/34*(3)(12)	8,844	8,551
Citibank Credit Card Issuance Trust, Series 2001-C1, Class C1 6.44% due 01/15/10(2)	30,000	30,202
Citigroup Commercial Mtg. Trust, Series 2005-C3, Class XC 0.10% due 05/15/43*(3)(4)(5)(13)	4,785,528	51,333
Citigroup/Deutsche Bank Commercial Mtg. Trust Series Class 2007-CD4, Class XC 0.04% due 12/11/49*(4)(13)	1,528,000	14,683
CNL Funding, Series 1999-1, Class A2 7.65% due 06/18/14*(3)(4)	100,000	104,987
Commercial Mtg. Acceptance Corp., Series 1998-C2, Class F 5.44% due 09/15/30*(3)(4)	688,000	693,724

Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
Commercial Mtg. Acceptance Corp., Series 1997-ML1, Class A3 6.57% due 10/15/07(4)	$112,954	$112,921
Commercial Mtg. Pass Through Certs, Series 2005-LP5, Class XC 0.05% due 05/10/43*(3)(4)(5)(13)	1,777,969	16,019
Commercial Mtg. Pass Through Certs, Series 2004-LB2A, Class A4 4.72% due 03/10/39(4)	590,000	571,272
Commercial Mtg. Pass Through Certs, Series 2004-LB3A, Class A5 5.44% due 07/10/37(4)(5)	52,000	52,335
Commercial Mtg. Pass Through Certs, Series 2006-CN2A, Class H 5.76% due 02/05/19*(3)(4)(5)	19,000	18,972
Commercial Mtg. Pass Through Certs, Series 2001-J2A, Class A2F 5.82% due 07/16/34*(2)(3)(4)	46,000	46,611
Commercial Mtg. Pass Through Certs, Series 2006-C7, Class A4 5.96% due 06/10/46(4)(5)	12,000	12,405
Commercial Mtg. Trust, Pass Through Certs, 0.05% due 12/10/46(3)(13)	2,203,404	28,060
Conseco Finance Securitizations Corp Series 2002-1, Class M1A 7.37% due 12/01/32(2)(12)	118,000	119,074
Conseco Finance Securitizations Corp. Series 2000-6, Class A5 7.27% due 09/01/31	9,744	9,716
Conseco Finance Securitizations Corp. Series 2002-2, Class M1 7.42% due 03/25/33	4,000	4,032
Conseco Finance Securitizations Corp. Series 2000-5, Class A6 7.96% due 02/01/32	28,000	25,294
Conseco Finance Securitizations Corp., Series 2001-3, Class A3 5.79% due 05/01/33	916	916
Conseco Finance Securitizations Corp., Series 2002-1, Class A 6.68% due 12/01/33	57,929	58,716
Conseco Finance Securitizations Corp., Series 2001-3, Class A4 6.91% due 05/01/33	195,000	202,225

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Conseco Finance Securitizations Corp., Series 2001-1, Class A5 6.99% due 07/01/32	$305,164	$302,630
Conseco Finance Securitizations Corp., Series 2001-4, Class A4 7.36% due 09/01/33	178,775	181,811
Conseco Finance Securitizations Corp., Series 2000-4, Class A6 8.31% due 05/01/32	65,000	54,005
Conseco Finance Securitizations Corp., Series 2002-2, Class A 8.50% due 03/25/33(12)(13)	115,794	22,833
Conseco Finance Securitizations Corp., Series 2002-1, Class M2 9.55% due 12/01/33(12)(13)	59,000	44,250
Countrywide Alternative Loan Trust Series 2005-24, Class IIAX 0.00% due 07/20/35(6)(12)(13)	382,182	10,574
Countrywide Alternative Loan Trust Series 2006-6CB, Class 1A3 0.00% due 05/25/36(2)(5)(6)(13)	396,398	996
Countrywide Alternative Loan Trust Series 2005-24, Class 1AX 1.20% due 07/20/35(6)(12)(13)	752,782	13,366
Countrywide Asset-Backed NIM Certificates, Series 2004-14, Class N 5.00% due 12/25/34*(3)(12)(13)	2,559	2,319
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-2, Class 2X 0.00% due 03/25/35(5)(6)(12)(13)	409,281	8,953
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-9, Class 1X 0.00% due 05/25/35(5)(6)(12)(13)	347,828	5,978
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-OA5, Class X 0.00% due 04/25/46(5)(6)(12)(13)	232,607	9,159
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-R2, Class A3 8.00% due 06/25/35*(3)(6)	62,261	65,970
Credit Suisse Mtg. Capital Certificates Series 2007-C1, Class AX 0.06% due 02/15/40*(3)(4)(5)(12)(13)	875,000	9,742
Credit Suisse Mtg. Capital Certificates, Series 2006-C5, Class AX 0.07% due 12/15/39(4)(5)(13)	1,409,179	24,807

Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
Credit Suisse Mtg. Capital Certificates, Series 2006-C4, Class A3 5.47% due 09/15/39(4)	$275,000	$277,458
Crown Castle Towers LLC, Series 2005-1A, Class D 5.61% due 06/15/35*(3)(4)	84,000	83,673
CS First Boston Mtg. Securities Corp., Series 2005-C2, Class AX 0.11% due 04/25/37*(3)(4)(5)(13)	2,411,145	37,033
CS First Boston Mtg. Securities Corp., Series 2003-C3, Class AX 0.43% due 05/15/38*(3)(4)(5)(13)	1,705,680	69,393
CS First Boston Mtg. Securities Corp., Series 2001-CK1, Class AY 0.89% due 12/18/35*(3)(4)(5)(13)	1,973,000	46,144
CS First Boston Mtg. Securities Corp., Series 2004-FR1N, Class A 5.00% due 11/27/34*(3)(12)	30,705	29,170
CS First Boston Mtg. Securities Corp., Series 2005-C4, Class A5 5.10% due 08/15/38(4)	241,000	237,295
CS First Boston Mtg. Securities Corp., Series 2004-C2, Class A2 5.42% due 05/15/36(4)	50,000	50,383
CS First Boston Mtg. Securities Corp., Series 2004-TF2A, Class H 6.02% due 11/15/19*(2)(3)(4)	50,000	50,008
CS First Boston Mtg. Securities Corp., Series 2005-TF2A, Class J 6.22% due 09/15/20*(2)(3)(4)	62,000	61,916
CS First Boston Mtg. Securities Corp., Series 2004-TF2A, Class J 6.27% due 11/15/19*(2)(3)(4)	50,000	50,010
DLJ Commercial Mtg. Corp., Series 2000-CF1, Class A1B 7.62% due 06/10/33(4)	69,657	73,927
FFCA Secured Lending Corp., Series 2000-1, Class A2 7.81% due 02/18/19*(3)(4)	86,783	89,264
Ford Credit Auto Owner Trust Series 2004-A, Class C 4.19% due 07/15/09	50,000	49,652
Fremont NIM Trust, Series 2004-3, Class A 4.50% due 11/27/34*(3)	218	30
GE Capital Credit Card Master Note Trust, Series 2004-2, Class C 5.80% due 09/15/10(2)	100,000	100,118
GE Commercial Mtg. Corp. Series 2005-C3, Class XC 0.06% due 07/25/45*(3)(4)(5)(13)	11,591,176	60,865

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GMAC Commercial Mtg. Securities, Inc. Series 2006-C1, Class XC 0.04% due 11/10/45(3)(13)	$8,943,177	$60,713
GMAC Commercial Mtg. Securities, Inc. Series 1999-C3, Class F 0.10% due 05/10/43(13)	3,264,471	55,738
GMAC Commercial Mtg. Securities, Inc., Series 1997-C1, Class X 1.51% due 07/15/29(4)(5)(13)	1,097,382	27,074
GMAC Commercial Mtg. Securities, Inc., Series 2003-C3, Class A4 5.02% due 04/10/40(4)	25,000	24,689
GMAC Commercial Mtg. Securities, Inc., Series 2004-C2, Class A4 5.30% due 08/10/38(4)	160,000	159,998
GMAC Commercial Mtg. Securities, Inc., Series 1999-C3, Class F 8.06% due 08/15/36(4)(5)	34,000	36,078
GMAC Mtg. Corp. Loan Trust Series 2004-HE5, Class 6.00% due 05/25/07(12)(13)	458,150	4,868
Granite Mtg. PLC, Series 2002-2, Class 1C 6.61% due 01/20/43(2)(6)(12)	28,125	28,248
Granite Mtg. PLC, Series 2003-3, Class 1C 6.81% due 01/20/44(2)(6)(12)	30,000	30,334
Green Tree Financial Corp Series 1999-3, Class A7 6.74% due 02/01/31	10,000	10,038
Green Tree Financial Corp. Series 98-4, Class A7 6.87% due 02/01/30	2,629	2,723
Green Tree Financial Corp., Series 1997-7, Class A8 6.86% due 07/15/29	19,118	19,749
Green Tree Financial Corp., Series 1999-4, Class A5 6.97% due 05/01/31	28,363	28,446
Green Tree Financial Corp., Series1997-6, Class A8 7.07% due 01/15/29	30,656	31,660
Green Tree Financial Corp., Series 1997-6, Class M1 7.21% due 01/15/29	27,000	22,623
Green Tree Financial Corp., Series 1995-8, Class M1 7.30% due 12/15/26	6,310	6,447
Green Tree Financial Corp., Series 1997-4, Class A7 7.36% due 02/15/29	27,161	28,430
Green Tree Financial Corp., Series 1997-6, Class A9 7.55% due 01/15/29	43,794	46,268

Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
Green Tree Financial Corp., Series 1999-5, Class A5 7.86% due 04/01/31	$179,000	$158,767
Greenpoint Manufactured Housing, Series 1999-5, Class A4 7.59% due 11/15/28	105,465	108,452
Greenpoint Manufactured Housing, Series 2000-3, Class IA 8.45% due 06/20/31	48,227	42,242
Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class X1 1.36% due 06/25/45(6)(12)(13)	250,809	6,192
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/39(4)	109,000	110,026
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class XC 0.05% due 04/10/37*(3)(4)(5)(13)	5,555,436	24,153
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 4.57% due 08/10/42(4)	26,000	25,386
Greenwich Capital Commercial Funding Corp., Series 2003-C2, Class A4 4.92% due 01/05/36(4)	26,000	25,556
GS Mtg. Securities Corp II, Series 2006-GG8, Class A4 5.56% due 11/10/39(4)	174,000	176,417
GS Mtg. Securities Corp. II, Series 2004-C1, Class X1 0.10% due 10/10/28*(3)(4)(5) (13)	1,978,675	14,687
GS Mtg. Securities Corp. II, Series 2005-GG4, Class XC 0.15% due 07/10/39*(3)(4)(5)(13)	3,120,257	62,125
GS Mtg. Securities Corp. II, Series 2003-C1, Class X1 0.41% due 01/10/40*(3)(4)(5)(13)	1,510,213	27,082
GS Mtg. Securities Corp. II, Series 2005-GG4, Class A4B 4.73% due 07/10/39(4)	88,000	84,275
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(4)(5)	108,000	108,546
GS Mtg. Securities Corp. II, Series 2003-FL6A, Class L 8.57% due 11/15/15*(2)(3)(4)	25,000	24,595
GSAMP Trust, Series 2005-NC1N, Class Note 5.00% due 02/25/35*(3)(12)	130	128
GSMPS Mtg. Loan Trust, Series 2005-RP2, Class 1A2 7.50% due 03/25/35*(3)(6)	36,521	38,161

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A2 7.50% due 09/25/35*(6)	$44,497	$47,173
GSMPS Mtg. Loan Trust, Series 2005-RP2, Class 1A3 8.00% due 03/25/35*(3)(6)	32,708	34,490
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A3 8.00% due 09/25/35(6)	54,103	58,017
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A4 8.50% due 09/25/35*(6)	17,202	18,348
HVB Mtg. Capital Corp., Series 2003-FL1A, Class K 8.17% due 09/10/22*(2)(3)(4)(12)	72,000	72,000
Hyundai Auto Receivables Trust, Series 2004-A, Class D 4.10% due 08/15/11	63,000	62,352
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-Ldp5, Class X1 0.04% Due 12/15/44*(3)(4)(5)(13)	10,502,383	48,375
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP3, Class X1 0.06% due 08/15/42*(3)(4)(5)(13)	4,011,950	31,313
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-CB12, Class X1 0.10% due 09/12/37*(3)(4)(5)(13)	2,234,012	24,923
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP1, Class X1 0.10% due 03/15/46*(3)(4)(5)(13)	1,116,207	10,456
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP2, Class X1 0.11% due 07/15/42*(3)(4)(5)(13)	8,933,520	152,486
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2003-CB6, Class A2 5.26% due 07/12/37(4)	32,000	32,033
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-CB11, Class A4 5.34% due 08/12/37(4)(5)	129,000	128,963
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB14, Class A4 5.48% due 12/12/44(4)	185,000	186,448
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB14, Class AM 5.63% due 12/12/44(4)(5)	40,000	40,336
J.P. Morgan Chase Commerical Mtg. Securities Corp., Series 2006-LDP9, Class X 0.64% due 05/15/47(4)(5)(12)(13)	1,253,303	42,687

Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
J.P. Morgan Chase Commerical Mtg. Securities Corp., Series 2006-LDP9, Class A3 5.34% due 05/15/47(4)	$1,225,000	$1,217,340
J.P. Morgan Commercial Mtg. Finance Corp. Series 2000-C9, Class G 6.25% due 10/15/32*(3)(4)	25,000	25,692
J.P. Morgan Commercial Mtg. Finance Corp., Series 1997-C5, Class F 7.56% due 09/15/29(4)	27,000	29,797
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2007-LDPX, Class A3 5.39% due 01/15/49(4)(12)	623,000	623,318
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP2, Class AM 4.78% due 07/15/42(4)	10,000	9,610
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class A4 5.82% due 05/12/45(4)	191,000	193,298
LB-UBS Commercial Mtg. Trust, Series 2006-C1, Class XCL 0.08% due 02/15/41*(3)(4)(5)(13)	5,249,599	60,356
LB-UBS Commercial Mtg. Trust, Series 2005-C7, Class XCL 0.10% due 11/15/40*(3)(4)(5)(13)	5,048,263	48,022
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class XCL 0.11% due 06/15/20*(3)(4)(5)(13)	2,534,305	37,956
LB-UBS Commercial Mtg. Trust, Series 2005-C2, Class XCL 0.12% due 04/15/40*(3)(4)(5)(13)	4,976,141	51,884
LB-UBS Commercial Mtg. Trust, Series 2005-C3, Class XCL 0.13% due 07/15/40*(3)(4)(5)(13)	1,412,252	30,679
LB-UBS Commercial Mtg. Trust, Series 2004-C1, Class A4 4.57% due 01/15/31(4)	22,000	21,137
LB-UBS Commercial Mtg. Trust, Series 2004-C7, Class A6 4.79% due 10/15/29(4)	35,000	33,979
LB-UBS Commercial Mtg. Trust, Series 2005-C7, Class AM 5.26% due 11/15/40(4)	110,000	109,311
Lehman ABS Manufactured Housing Contract, Series 2001-B, Class M1 6.63% due 03/15/28	3,000	2,756
Lehman Brothers Floating Rate Commercial Mortgage Trust Series 2005-LLFA, Class J 6.12% due 07/16/18*(2)(3)(4)	19,000	18,821
Lehman Mtg. Trust, Serie 2006-5, Class 1A3 0.08% due 09/25/36(2)(6)(13)	44,947	295

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Lehman Mtg. Trust, Series 2006-5, Class 2A2 1.83% due 09/26/36(2)(6)(12)(13)	$153,809	$7,111
Marriott Vacation Club Owner Trust, Series 2002-1A, Class A1 6.02% due 12/20/24*(2)(3)	20,179	20,318
Master Adjustable Rate Mtgs. Trust, Series 2005-2, Class 7AX 0.17% due 03/25/35(6)(13)	196,821	563
Master Adjustable Rate Mtgs. Trust, Series 2004-3, Class 4AX 1.42% due 04/25/34(6)(13)	74,628	2,210
Master Reperforming Loan Trust, Series 2005-1, Class 1A4 7.50% due 08/25/34*(3)(6)	45,165	47,077
Master Reperforming Loan Trust, Series 2005-2, Class 1A3 7.50% due 05/25/35*(3)(6)(12)	47,862	49,973
Master Adjustable Rate Mtg. Trust, Series 2004-7, Class 2A1 4.69% due 08/25/34(5)(6)	39,646	39,938
MBNA Credit Card Master Note Trust, Series 2003-C5, Class C5 6.50% due 11/15/10(2)	60,000	60,685
Merit Securities Corp., Series 11PA, Class 3A1 5.94% due 04/28/27*(2)(3)(6)	85,284	86,314
Merrill Lynch CFC Commercial Mtg. 0.48% due 12/12/49(13)	2,738,099	41,367
Merrill Lynch Mtg. Investors, Inc. Series 2005-LC1, Class XA 0.11% due 01/12/44(3)(13)	1,143,258	10,593
Merrill Lynch Mtg. Investors, Inc., Series 2004-WM2N, Class N1 4.50% due 10/25/05*(3)	3,435	3,444
Merrill Lynch Mtg. Investors, Inc., Series 2004-WMC3, Class B3 5.00% due 01/25/35	26,000	25,824
Merrill Lynch Mtg. Investors, Inc., Series 2004-HE2N, Class N1 5.00% due 08/25/35*(3)	1,423	1,391
Merrill Lynch Mtg. Investors, Inc., Series 2005-WM1N, Class N1 5.00% due 09/25/35*(3)	450	447
Merrill Lynch Mtg. Trust, Series 2005-MCP1, Class XC 0.09% due 06/25/43*(4)(5)(13)	2,334,172	31,790

Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
Merrill Lynch Mtg. Trust, Series 2005-MKB2, Class A2 4.81% due 09/12/42(4)	$117,000	$116,049
Mezz Capital Commercial Mtg. Trust 5.47% due 12/15/16(3)(12)(13)	273,000	94,038
Mezz Capital Commercial Mtg. Trust Series 2005-C3, Class X 5.56% due 05/15/44(3)(12)(13)	174,731	52,965
Mezz Capital Commercial Mtg. Trust Asset Backed Series 2004-C2, Class A 6.41% due 12/15/19(3)(12)(13)	155,956	48,736
Mid-State Trust, Series 11, Class B 8.22% due 07/15/38	9,842	9,599
Morgan Stanley Capital I Series 2007-HQ11, Class A4 5.45% due 02/20/44(4)	191,000	191,645
Morgan Stanley Capital I, Series 2005-HQ6, Class X1 0.08% due 08/13/42*(3)(4)(5)(13)	3,840,612	41,076
Morgan Stanley Capital I, Series 2004-HQ4, Class A7 4.97% due 04/14/40(4)	41,000	40,171
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A 4.99% due 08/13/42(4)	79,000	77,232
Morgan Stanley Capital I, Series 1998-CF1, Class D 7.35% due 07/15/32(4)	56,000	58,932
Morgan Stanley Mtg. Loan Trust, Series 2005-5AR, Class 2A1 5.39% due 09/25/35(5)(6)	198,740	201,311
Mortgage Capital Funding, Inc., Series 1998-MC2, Class E 7.24% due 06/18/30(4)(5)	27,000	27,821
Navistar Financial Corp. Owner Trust, Series 2004-B, Class C 3.93% due 10/15/12	3,874	3,766
Navistar Financial Corp. Owner Trust, Series 2005-A, Class C 4.84% due 01/15/14	21,445	21,295
New Century Home Equity Loan Trust, Series 2003-5, Class AI7 5.15% due 06/25/33	32,277	31,817
Nomura Asset Acceptance Corp., Series 2004-R3, Class PT 7.94% due 12/25/35*(3)(5)(6)	52,310	53,323
Oakwood Mtg. Investors, Inc. Series 2001-E, Class 6.00% due 11/15/09(12)(13)	134,808	15,690
Oakwood Mtg. Investors, Inc., Series 2002-C, Class A1 5.41% due 11/15/32	106,973	94,143

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Oakwood Mtg. Investors, Inc., Series 2002-A, Class 6.00% due 02/15/10(13)	$111,034	$13,808
Oakwood Mtg. Investors, Inc., Series 2001-E, Class A4 6.81% due 12/15/31	73,190	61,950
Oakwood Mtg. Investors, Inc., Series 2000-A, Class A3 7.95% due 03/15/22	47,053	35,403
Origen Manufactured Housing, Series 2004-B, Class A2 3.79% due 12/15/17	52,747	51,793
Origen Manufactured Housing, Series 2004-B, Class A3 4.75% due 08/15/21	26,000	25,165
Permanent Financing PLC, Series 5, Class 2C 5.74% due 06/10/42(2)(6)(12)	75,000	74,996
Permanent Financing PLC, Series 8, Class 2C 5.99% due 06/10/42(2)(6)(12)	62,000	62,118
Permanent Financing PLC, Series 4, Class 3C 6.14% due 06/10/42(2)(6)(12)	60,000	60,494
Permanent Financing PLC, Series 3, Class 3C 6.49% due 06/10/42(2)(6)(12)	50,000	50,413
Pillar Funding PLC, Series 2004-1A, Class C1 6.35% due 06/15/11*(2)(3)(12)	101,000	100,996
Providian Gateway Master Trust, Series 2004-EA, Class D 6.25% due 11/15/11*(2)(3)	100,000	100,453
Pure Mortgages, Series 2004-1A, Class E 6.61% due 11/20/33*(2)(3)(12)	50,000	50,032
Residential Asset Mtg. Products, Inc., Series 2002-SL1, ClassAI3 7.00% due 06/25/32(6)	85,065	84,735
Residential Asset Securities NIM Corp., Series 2004-NT11, Class Note 4.50% due 12/25/34*(3)(12)	7,717	6,945
Residential Asset Securitization Trust Series 2007-A3, Class 2A2 1.37% due 04/25/37(2)(6)(13)	136,934	6,433
Residential Asset Securitization Trust, Series 2006-A7CB, Class 1A6 0.23% due 07/25/36(2)(6)(13)	24,480	496
SACO I Trust, Series 2005-10, Class 1A 5.58% due 11/25/33(2)	63,575	63,590
Sail Net Interest Margin Notes, Series 2003-5, Class A 7.35% due 06/27/33*(3)(12)	7,017	225

Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
Sail Net Interest Margin Notes, Series 2003-BC2A, Class A 7.75% due 04/27/33*(3)	$10,591	$2,463
Sequoia Mtg. Funding Co., Series 2004-A, Class AX1 0.80% due 02/25/08*(3)(6)	441,692	1,706
Sharps SP I LLC Net Interest Margin Trust, Series 2004-HE1N, 4.94% due 02/25/34*(3)(12)	7,001	280
Strips, Series 2004-1A, Class K 5.00% due 03/24/18*(3)(4)(12)	50,000	47,580
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-19, Class 2A1X 0.76% due 01/25/35(2)(6)(12)	329,601	3,477
Structured Adjustable Rate Mtg. Loan Trust, Series 2005-9, Class AX 1.02% due 05/25/35(5)(6)(12)	846,811	12,617
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-8, Class 1A3 4.65% due 07/25/34(5)(6)	11,528	11,519
Structured Asset Securities Corp., Series 2004-NP2, Class A 5.67% due 06/25/34*(2)(3)(6)(12)	64,999	64,992
Terwin Mtg. Trust, Series 2004-5HE, Class A1B 5.74% due 06/25/35(2)	1,415	1,415
Thornburg Mtg. Securities Trust, Series 2006-4, Class A2B 5.44% due 07/25/36(2)(6)	41,132	41,101
TIAA Real Estate CDO, Ltd., Series 2002-1A, Class IIFX 6.77% due 10/15/27*(3)(12)	86,000	90,085
Wachovia Bank Commercial Mtg. Trust, Series 2005-C18, Class XC 0.09% due 04/15/42*(3)(4)(5)	5,360,183	54,906
Wachovia Bank Commercial Mtg. Trust, Series 2004-C15, Class A4 4.80% due 10/15/41(4)	131,750	127,806
Wachovia Bank Commercial Mtg. Trust, Series 2005-C16, Class A4 4.85% due 10/15/41(4)	32,000	31,049
Wachovia Bank Commercial Mtg. Trust, Series 2006-C23, Class A4 5.42% due 01/15/45(4)	581,000	582,789
WAMU Commerical Mtg. Securities Trust, Series 2005-C1A, Class F 5.30% due 06/25/14*(3)(4)(5)	65,000	63,026
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR12, Class 2A5 4.32% due 07/25/35(2)(6)	654,000	637,787

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR9, Class 1A2 4.35% due 05/25/35(5)(6)	$123,914	$121,812
WFS Financial Owner Trust, Series 2004-1, Class D 3.17% due 08/22/11	3,228	3,211
WFS Financial Owner Trust, Series 2004-4, Class D 3.58% due 05/17/12	17,959	17,749
WFS Financial Owner Trust, Series 2004-3, Class D 4.07% due 02/17/12	9,672	9,592
WFS Financial Owner Trust, Series 2005-1, Class D 4.09% due 08/17/12	13,018	12,891
Total Asset Backed Securities (cost $15,616,394)		15,337,804
CORPORATE BONDS & NOTES — 5.4%
Advanced Materials — 0.0%
Hexcel Corp. Senior Sub. Notes 6.75% due 02/01/15	35,000	34,574
Advertising Agency — 0.0%
Omnicom Group, Inc. Company Guar. Senior Notes 5.90% due 04/15/16	15,000	15,347
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes Class B 6.63% due 08/15/15	15,000	14,625
Advertising Services — 0.1%
RH Donnelley Corp. Senior Notes 8.88% due 01/15/16	30,000	31,875
Vertis, Inc. Company Guar. Notes 10.88% due 06/15/09	90,000	90,900
Vertis, Inc. Sub. Notes 13.50% due 12/07/09*(3)	20,000	18,900
		141,675
Aerospace/Defense — 0.1%
Alliant Techsystems, Inc. Company Guar. Notes 6.75% due 04/01/16	50,000	50,125
DRS Technologies, Inc. Senior Notes 2.00% due 02/01/26*(3)	75,000	78,937
TransDigm, Inc. Company Guar. Notes 7.75% due 07/15/14	10,000	10,325
TransDigm, Inc. Senior Sub. Notes 7.75% due 07/15/14*(3)	30,000	30,975
		170,362

Security Description	Principal Amount(7)	Value (Note 2)
Agricultural Chemicals — 0.0%
The Mosaic Co. Senior Notes 7.38% due 12/01/14*(3)	$20,000	$20,850
The Mosaic Co. Senior Notes 7.63% due 12/01/16*(3)	20,000	21,100
		41,950
Airlines — 0.0%
American Airlines, Inc. Pass Through Certs. 7.86% due 04/01/13	10,000	10,882
Continental Airlines, Inc. Pass Through Series 2002-1, Class G2 6.56% due 08/15/13	15,000	15,900
Continental Airlines, Inc. Pass Through Certs. Series 1981-A 6.65% due 09/15/17	33,404	34,656
Continental Airlines, Inc. Pass Through Certs. Series 974A 6.90% due 07/02/19	6,824	7,213
Delta Air Lines, Inc. Notes 8.30% due 12/15/29(17)	40,000	22,500
Northwest Airlines Corp. Company Guar. Notes 10.00% due 02/01/09(16)	30,000	25,350
		116,501
Apparel Manufacturers — 0.0%
Hanesbrands, Inc Senior Notes 8.74% due 12/15/14*(2)(3)	30,000	30,563
Levi Strauss & Co. Senior Notes 8.88% due 04/01/16	30,000	32,100
Levi Strauss & Co. Senior Notes 9.75% due 01/15/15	35,000	38,412
		101,075
Applications Software — 0.0%
Intuit, Inc. Senior Notes 5.40% due 03/15/12	5,000	4,985
Intuit, Inc. Senior Notes 5.75% due 03/15/17	5,000	4,933
		9,918
Auto-Cars/Light Trucks — 0.1%
DaimlerChrysler NA Holding Corp. Company Guar. Bonds 5.75% due 09/08/11	65,000	66,035
DaimlerChrysler NA Holding Corp. Company Guar. Notes 6.50% due 11/15/13	5,000	5,266

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
Ford Motor Co. Notes 7.45% due 07/16/31	$65,000	$50,294
General Motors Corp. Notes 7.20% due 01/15/11	170,000	161,500
General Motors Corp. Debentures 9.40% due 07/15/21	10,000	9,800
		292,895
Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 7.88% due 03/01/17	40,000	39,900
ArvinMeritor, Inc. Senior Notes 8.13% due 09/15/15	30,000	29,775
Dana Corp. Notes 5.85% due 01/15/15(8)(17)†	45,000	33,525
Tenneco Automotive, Inc. Company Guar. Notes 8.63% due 11/15/14	75,000	78,188
Titan International, Inc. Senior Notes 8.00% due 01/15/12*(3)	35,000	36,006
		217,394
Banks-Commercial — 0.0%
PNC Bank NA Sub. Notes 4.88% due 09/21/17	30,000	28,602
Banks-Super Regional — 0.0%
Bank of America Corp. Guar. Capital 6.35% due 12/18/28(2)	20,000	20,070
Building & Construction Products-Misc. — 0.1%
Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	45,000	46,800
Builders FirstSource, Inc. Company Guar. Notes 9.61% due 02/15/12(2)	30,000	30,450
Nortek, Inc. Senior Sub. Notes 8.50% due 09/01/14	120,000	116,700
NTK Holdings, Inc. Senior Disc. Notes 10.75% due 03/01/14(10)	30,000	21,750
		215,700
Building-Residential/Commerical — 0.0%
DR Horton, Inc. Senior Notes 7.88% due 08/15/11	10,000	10,654
K. Hovnanian Enterprises, Inc. Company Guar. Notes 7.75% due 05/15/13	15,000	13,650

Security Description	Principal Amount(7)	Value (Note 2)
Building-Residential/Commerical (continued)
K. Hovnanian Enterprises, Inc. Company Guar. Notes 8.88% due 04/01/12	$15,000	$14,438
Standard-Pacific Corp. Senior Notes 6.50% due 10/01/08	35,000	34,650
Technical Olympic USA, Inc. Guar. Notes 9.00% due 07/01/10	35,000	32,637
		106,029
Cable TV — 0.2%
CCH I LLC/CCH II Capital Corp. Sec. Notes 11.00% due 10/01/15	80,000	83,000
CCH II LLC/CCH II Capital Corp. Series B Senior Notes 10.25% due 09/15/10	45,000	47,419
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	170,000	179,350
Comcast Corp. Company Guar. Notes 5.88% due 02/15/18	5,000	5,014
COX Communications, Inc. Notes 5.88% due 12/01/16*(3)	10,000	10,076
COX Communications, Inc. Bonds 6.45% due 12/01/36*(3)	10,000	10,065
COX Communications, Inc. Notes 7.13% due 10/01/12	40,000	43,123
CSC Holdings, Inc. Senior Notes 7.25% due 04/15/12*(3)	105,000	104,212
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	40,000	41,000
DirecTV Holdings LLC Company Guar. Notes 6.38% due 06/15/15	75,000	71,250
Echostar DBS Corp. Company Guar. Senior Notes 6.38% due 10/01/11	110,000	110,687
Echostar DBS Corp. Company Guar. Notes 6.63% due 10/01/14	15,000	15,094
Echostar DBS Corp. Company Guar. Notes 7.00% due 10/01/13	30,000	30,900
Tele-Communications, Inc. Senior Notes 7.88% due 08/01/13	30,000	33,594
Tele-Communications, Inc. Debentures 9.80% due 02/01/12	35,000	41,437
		826,221

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Casino Hotels — 0.1%
Boyd Gaming Corp. Senior Sub. Notes 7.13% due 02/01/16	$45,000	$44,100
Boyd Gaming Corp. Senior Sub. Notes 7.75% due 12/15/12	40,000	41,300
Caesars Entertainment, Inc. Senior Notes 7.00% due 04/15/13	45,000	47,812
Station Casinos, Inc. Senior Notes 6.00% due 04/01/12	25,000	24,219
Trump Entertainment Resorts, Inc. Secured Notes 8.50% due 06/01/15	5,000	5,050
		162,481
Cellular Telecom — 0.1%
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	45,000	48,544
Cingular Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	30,000	38,698
Cricket Communications, Inc. Senior Notes 9.38% due 11/01/14*(3)	25,000	26,500
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14*(3)	40,000	42,300
Nextel Communications, Inc. Company Guar. Notes 6.88% due 10/31/13	10,000	10,245
Rural Cellular Corp. Senior Sub. Notes Notes 9.75% due 01/15/10	25,000	25,750
Rural Cellular Corp. Senior Notes 9.88% due 02/01/10	20,000	21,100
Rural Cellular Corp. Senior Sub. Notes 11.11% due 11/01/12(2)	35,000	36,400
		249,537
Chemicals-Diversified — 0.0%
Bayer Corp. Bonds 6.20% due 02/15/08*(3)(18)	15,000	15,046
Lyondell Chemical Co. Company Guar. Notes 8.00% due 09/15/14	30,000	31,425
Lyondell Chemical Co. Company Guar. Notes 8.25% due 09/15/16	20,000	21,400
		67,871

Security Description	Principal Amount(7)	Value (Note 2)
Chemicals-Specialty — 0.0%
Hercules, Inc. Company Guar. Notes 6.75% due 10/15/29	$10,000	$10,000
Lubrizol Corp. Senior Notes 5.50% due 10/01/14	15,000	14,680
MacDermid, Inc. Senior Notes 9.50% due 04/15/17*(3)	30,000	30,750
Nalco Co. Senior Sub. Notes 8.88% due 11/15/13	45,000	47,813
PQ Corp. Company Guar. Notes 8.00% due 02/15/13	15,000	15,150
		118,393
Coal — 0.1%
Arch Western Finance LLC Sec. Notes 6.75% due 07/01/13	95,000	93,456
Massey Energy Co. Senior Notes 6.63% due 11/15/10	85,000	85,850
Peabody Energy Corp. Company Guar. Notes 5.88% due 04/15/16	85,000	81,600
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/16	20,000	21,050
		281,956
Commercial Services — 0.0%
Iron Mountain, Inc. Company Guar. Notes 6.63% due 01/01/16	85,000	82,025
Iron Mountain, Inc. Senior Sub. Notes 8.75% due 07/15/18	15,000	16,125
		98,150
Commercial Services-Finance — 0.0%
Block Financial Corp. Company Guar. Notes 5.13% due 10/30/14	25,000	23,712
iPayment, Inc. Company Guar. Notes 9.75% due 05/15/14	15,000	15,375
		39,087
Computer Services — 0.0%
Compucom Systems, Inc. Senior Notes 12.00% due 11/01/14*(3)	35,000	37,362
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	14,000	15,015

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Computer Services (continued)
Sungard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	$34,000	$37,103
		89,480
Computer Software — 0.0%
UGS Capital Corp. II Senior Notes 10.35% due 06/01/11*(2)(3)(9)	15,756	16,071
Computers-Integrated Systems — 0.0%
Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	15,000	14,775
Consumer Products-Misc. — 0.0%
Fortune Brands, Inc. Senior Notes 5.38% due 01/15/16	20,000	19,220
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	35,000	35,350
Playtex Products, Inc. Sec. Notes 8.00% due 03/01/11	15,000	15,675
Rayovac Corp. Senior Sub. Notes 8.50% due 10/01/13	25,000	23,750
Spectrum Brands, Inc. Company Guar. Notes 7.38% due 02/01/15	15,000	12,000
		105,995
Containers-Metal/Glass — 0.0%
Crown Americas LLC Company Guar. Notes 7.63% due 11/15/13	5,000	5,144
Owens-Illinois, Inc. Debentures 7.50% due 05/15/10	35,000	35,525
		40,669
Containers-Paper/Plastic — 0.0%
Graham Packaging Co., Inc. Senior Sub. Guar. Notes 9.88% due 10/15/14	10,000	10,200
Graphic Packaging International Corp. Company Guar. Notes 8.50% due 08/15/11	20,000	20,800
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	15,000	15,000
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17*(3)	30,000	29,325
Solo Cup Co. Senior Sub. Notes 8.50% due 02/15/14	20,000	17,025
Stone Container Corp. Senior Notes 8.38% due 07/01/12	10,000	10,025
		102,375

Security Description	Principal Amount(7)	Value (Note 2)
Direct Marketing — 0.0%
Affinion Group, Inc. Company Guar. Notes 10.13% due 10/15/13	$45,000	$49,050
Affinion Group, Inc. Company Guar. Notes 11.50% due 10/15/15	40,000	44,000
		93,050
Diversified Financial Services — 0.0%
GATX Financial Corp. Notes 5.80% due 03/01/16	10,000	9,932
Diversified Manufactured Operations — 0.1%
Blount, Inc. Senior Sub. Notes 8.88% due 08/01/12	35,000	36,225
Covalence Specialty Materials Corp. Senior Sub. Notes 10.25% due 03/01/16*(3)	50,000	50,000
RBS Global, Inc./ Rexnord Corp. Company Guar. Notes 9.50% due 08/01/14	80,000	83,200
		169,425
Diversified Operations — 0.0%
Leucadia National Corp. Senior Notes 7.13% due 03/15/17*(3)	20,000	19,875
Diversified Operations/Commerical Services — 0.0%
Aramark Corp. Senior Notes 8.50% due 02/01/15*(3)	45,000	46,800
Drug Delivery Systems — 0.0%
Hospira, Inc. Senior Notes 5.55% due 03/30/12	15,000	15,006
Hospira, Inc. Senior Notes 6.05% due 03/30/17	10,000	9,992
		24,998
Electric-Generation — 0.1%
Edison Mission Energy Senior Notes 7.50% due 06/15/13	20,000	20,650
Edison Mission Energy Senior Notes 7.75% due 06/15/16	15,000	15,638
The AES Corp. Sec. Notes 8.75% due 05/15/13*(3)	55,000	58,575
The AES Corp. Sec. Notes 9.00% due 05/15/15*(3)	55,000	58,781
		153,644

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Electric-Integrated — 0.2%
AEP Texas North Co. Senior Notes 5.50% due 03/01/13	$10,000	$10,015
Appalachian Power Co. Senior Notes 5.80% due 10/01/35	20,000	18,959
Arizona Public Service Co Notes 6.50% due 03/01/12	20,000	20,841
CenterPoint Energy Houston Electric LLC 5.75% due 01/15/14	20,000	20,165
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/36	20,000	19,060
Cleveland Electric Illuminating Co. Sec. Notes 7.88% due 11/01/17	15,000	17,570
Consumers Energy Co. 1st Mtg. Bonds 5.38% due 04/15/13	30,000	29,961
Commonwealth Edison Co. 1st Mtg. Bonds 5.90% due 03/15/36	25,000	23,204
Dayton Power & Light Co. 1st Mtg. Notes 5.13% due 10/01/13	20,000	19,756
Dominion Resources, Inc. Junior Sub. Notes 6.30% due 09/30/66(2)	25,000	25,469
Entergy Gulf States, Inc. 1st Mtg. Bonds 5.25% due 08/01/15	20,000	19,071
Florida Power Corp. 1st Mtg. Bonds 5.90% due 03/01/33	10,000	9,906
Kansas Gas & Electric Co. Bonds 5.65% due 03/29/21	10,000	9,832
Midamerican Energy Holdings Co. Bonds 6.13% due 04/01/36	45,000	44,903
Nevada Power Co. Bonds 5.88% due 01/15/15	40,000	40,331
NorthWestern Corp. Sec. Notes 5.88% due 11/01/14	20,000	19,729
Oncor Electric Delivery Co. Sec. Notes 7.25% due 01/15/33	25,000	27,932
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/37	15,000	14,461
PacifiCorp. 1st Mtg. Bonds 5.45% due 09/15/13	20,000	19,967

Security Description	Principal Amount(7)	Value (Note 2)
Electric-Integrated (continued)
Potomac Edison Co. 1st Mtg. Bonds 5.80% due 10/15/16*(3)	$20,000	$20,072
PPL Energy Supply LLC Bonds 5.70% due 10/15/15	10,000	9,834
Progress Energy, Inc. Senior Notes 5.63% due 01/15/16	15,000	15,128
Public Service Co. of Colorado Senior Notes Series A 6.88% due 07/15/09	30,000	31,085
Public Service Co. of New Mexico Senior Sub. Notes 4.40% due 09/15/08	25,000	24,690
Southern California Edison Co. 1st Mtg. Bonds 5.55% due 01/15/37	10,000	9,577
Southern California Edison Co. Notes 6.65% due 04/01/29	15,000	16,238
TECO Energy, Inc. Notes 7.20% due 05/01/11	10,000	10,600
TXU Electric Delivery Co. Debentures 7.00% due 09/01/22	10,000	10,713
TXU Energy Co. LLC Senior Notes 5.85% due 09/16/08*(2)(3)	45,000	44,996
Westar Energy, Inc. 1st Mtg. Notes 5.10% due 07/15/20	25,000	23,720
		627,785
Electric-Transmission — 0.0%
ITC Holdings Corp. Notes 5.88% due 09/30/16*(3)	20,000	20,108
Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	20,000	20,850
Freescale Semiconductor, Inc. Senior Notes 8.88% due 12/15/14*(3)	85,000	85,106
Freescale Semiconductor, Inc. Senior Notes 9.13% due 06/15/07*(3)	45,000	44,663
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16*(3)	40,000	40,100
		190,719
Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Debentures 7.50% due 01/15/27	15,000	16,097
Avnet, Inc. Notes 6.00% due 09/01/15	25,000	24,787
		40,884

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Electronics-Military — 0.0%
L-3 Communications Corp. Senior Sub. Notes 5.88% due 01/15/15	$105,000	$101,981
Finance-Auto Loans — 0.3%
Ford Motor Credit Co LLC Notes 7.38% due 10/28/09	20,000	19,963
Ford Motor Credit Co LLC Notes 7.88% due 06/15/10	5,000	5,018
Ford Motor Credit Co LLC Senior Notes 9.88% due 08/10/11	430,000	455,372
General Motors Acceptance Corp. Senior Notes 5.85% due 01/14/09	90,000	88,842
General Motors Acceptance Corp. Notes 6.31% due 07/16/07(2)	115,000	115,000
General Motors Acceptance Corp. Notes 6.75% due 12/01/14	240,000	235,942
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	165,000	164,335
General Motors Acceptance Corp. Notes 7.00% due 02/01/12	30,000	30,141
General Motors Acceptance Corp. Notes 7.56% due 12/01/14(2)	10,000	10,114
		1,124,727
Finance-Commercial — 0.0%
CIT Group, Inc. Senior Notes 5.00% due 02/13/14	40,000	38,869
CIT Group, Inc. Senior Notes 5.00% due 02/01/15	15,000	14,385
CIT Group, Inc. Jr. Sub. Notes 6.10% due 03/15/67(2)	65,000	62,654
		115,908
Finance-Consumer Loans — 0.0%
HSBC Finance Capital Trust IX Notes 5.91% due 11/30/35(2)	100,000	99,264
Finance-Credit Card — 0.0%
Capital One Capital III Company Guar. Bonds 7.69% due 08/15/36	15,000	16,094
Finance-Investment Banker/Broker — 0.0%
BCP Crystal U.S. Holdings Corp. Senior Sub. Notes 9.63% due 06/15/14	25,000	28,398

Security Description	Principal Amount(7)	Value (Note 2)
Finance-Investment Banker/Broker (continued)
JP Morgan Chase Capital XVIII Bonds 6.95% due 08/17/36	$65,000	$67,746
		96,144
Finance-Mortgage Loan/Banker — 0.0%
Countrywide Capital III Company Guar. Notes 8.05% due 06/15/27	20,000	21,324
Finance-Other Services — 0.0%
Funding Corp. Sec. Debentures. 9.00% due 06/01/17	25,000	28,438
Pinnacle Foods Finance LLC/ Pinnacle Foods Finance Corp. Senior Sub. Notes 10.63% due 04/01/17*(3)	20,000	19,675
		48,113
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/16	25,000	25,094
Food-Meat Products — 0.0%
Swift & Co. Company Guar. Notes 10.13% due 10/01/09	15,000	15,488
Food-Misc. — 0.1%
Chiquita Brands International, Inc. Senior Notes 7.50% due 11/01/14	35,000	31,544
Chiquita Brands International, Inc. Senior Notes 8.88% due 12/01/15	5,000	4,700
Del Monte Corp. Senior Sub. Notes 8.63% due 12/15/12	65,000	67,600
Grand Metropolitan Investment Corp. Company Guar. Debentures 8.00% due 09/15/22	45,000	53,664
Pinnacle Foods Holding Corp. Senior Sub. Notes 8.25% due 12/01/13	75,000	81,566
		239,074
Food-Retail — 0.0%
Delhaize America, Inc. Company Guar. Debentures 8.13% due 04/15/11	10,000	10,938
Kroger Co. Senior Guar. Notes 6.75% due 04/15/12	10,000	10,583
		21,521

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Food-Wholesale/Distribution — 0.0%
Supervalu, Inc. Senior Notes 7.50% due 11/15/14	$35,000	$36,488
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	55,000	54,725
Gas-Distribution — 0.0%
Atmos Energy Corp. Notes 4.95% due 10/15/14	20,000	18,998
Southern Union Co. Jr. Sub. Notes 7.20% due 11/01/66(2)	65,000	65,524
		84,522
Home Furnishings — 0.0%
Sealy Mattress Co. Senior Sub. Notes 8.25% due 06/15/14	85,000	89,462
Hotels/Motels — 0.0%
Hilton Hotels Corp. Notes 7.63% due 12/01/12	15,000	15,994
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16*(3)	20,000	19,998
		35,992
Independent Power Producer — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	20,000	20,525
Insurance Broker — 0.0%
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	15,000	15,033
Insurance-Life/Health — 0.0%
Lincoln National Corp. Jr. Sub. Bonds 7.00% due 05/17/66(2)	25,000	26,198
Nationwide Financial Services, Inc. Notes 5.63% due 02/13/15	10,000	9,963
		36,161
Insurance-Multi-line — 0.1%
CNA Financial Corp. Notes 6.00% due 08/15/11	15,000	15,316
CNA Financial Corp. Notes 6.50% due 08/15/16	15,000	15,534
Loews Corp. Notes 5.25% due 03/15/16	15,000	14,706
Metlife, Inc. Jr. Sub. Notes 6.40% due 12/15/36	40,000	39,056

Security Description	Principal Amount(7)		Value (Note 2)
Insurance-Multi-line — 0.1%
Safeco Capital Trust I Company Guar. Notes 8.07% due 07/15/37		$45,000	$46,952
			131,564
Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. Notes 6.50% due 03/15/35*(3)		35,000	33,905
Nationwide Mutual Insurance Co. Notes 8.25% due 12/01/31*(3)		15,000	18,266
			52,171
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Notes 5.80% due 11/15/16*(3)		15,000	15,065
Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc. Jr. Sub. Notes 7.52% due 06/01/66(2)		30,000	32,380
Nuveen Investments, Inc. Senior Notes 5.50% due 09/15/15		15,000	14,751
			47,131
Lighting Products & Systems — 0.0%
Ray Acquisition SCA Sec. Notes 9.38% due 03/15/15*	EUR	50,000	76,477
Machinery-Electrical — 0.0%
Baldor Electric Co. Senior Notes 8.63% due 02/15/17		$90,000	95,175
Machinery-General Industrial — 0.0%
The Manitowoc Co., Inc. Company Guar. Notes 10.50% due 08/01/12		5,000	5,319
Medical Instruments — 0.0%
Accellent, Inc. Company Guar. Notes 10.50% due 12/01/13		15,000	15,525
MedQuest, Inc. Company Guar. Notes 11.88% due 08/15/12		5,000	4,550
			20,075
Medical-Drugs — 0.0%
Wyeth Notes 5.95% due 04/01/37		45,000	44,318
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Senior Sec. Notes 6.50% due 12/15/12		15,000	15,450
HCA, Inc. Sec Notes. 9.13% due 11/15/14*(3)		65,000	69,469
HCA, Inc. Sec. Notes 9.25% due 11/15/16*(3)		70,000	75,513

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
HCA, Inc. Sec Notes. 9.63% due 05/15/07*(3)	$55,000	$59,400
Health Management Associates, Inc. Senior Notes 6.13% due 04/15/16	35,000	34,043
Tenet Healthcare Corp. Senior Notes 7.38% due 02/01/13	60,000	55,725
Tenet Healthcare Corp. Senior Notes 9.88% due 07/01/14	25,000	25,250
		334,850
Medical-Nursing Homes — 0.0%
Sun Healthcare Group, Inc. Senior Sub. Notes 9.13% due 04/15/15*(3)	20,000	20,500
Medical-Outpatient/Home Medical — 0.0%
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	55,000	49,500
Metal Processors & Fabrication — 0.0%
Metals USA, Inc. Secured Notes 11.13% due 12/01/15	10,000	11,100
Metal-Diversified — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	45,000	48,431
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	95,000	102,719
		151,150
Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/35	20,000	18,445
Miscellaneous Manufacturing — 0.0%
American Railcar Industries, Inc. Senior Notes 7.50% due 03/01/14*(3)	10,000	10,300
Nutro Products, Inc. Senior Notes 9.37% due 10/15/13*(2)(3)	25,000	25,750
		36,050
Multimedia — 0.0%
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*(3)	5,000	5,372
News America Holdings, Inc. Company Guar. Notes 7.75% due 01/20/24	20,000	22,597
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	30,000	29,840

Security Description	Principal Amount(7)	Value (Note 2)
Multimedia (continued)
Time Warner Cos., Inc. Debentures 9.13% due 01/15/13	$5,000	$5,859
Time Warner Cos., Inc. Debentures 9.15% due 02/01/23	10,000	12,455
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	25,000	29,552
Time Warner, Inc. Notes 5.88% due 11/15/16	10,000	10,083
Time Warner, Inc. Company Guar. Notes 6.50% due 11/15/36	10,000	9,972
Viacom, Inc. Senior Notes 5.75% due 04/30/11	5,000	5,069
		130,799
Non-Hazardous Waste Disposal — 0.0%
Allied Waste North America, Inc. Company Guar. Bonds 6.88% due 06/01/17	65,000	65,162
Office Automation & Equipment — 0.0%
Xerox Corp. Senior Notes 6.40% due 03/15/16	20,000	20,571
Xerox Corp. Senior Notes 6.75% due 02/01/17	25,000	26,160
		46,731
Oil & Gas Drilling — 0.0%
Pride International, Inc. Senior Notes 7.38% due 07/15/14	60,000	61,500
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	15,000	15,031
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/36	5,000	4,948
Chaparral Energy, Inc. Senior Notes 8.88% due 02/01/17*(3)	35,000	35,175
Chesapeake Energy Corp. Senior Notes 7.63% due 07/15/13	20,000	21,250
El Paso Production Holding Co. Company Guar. Notes 7.75% due 06/01/13	45,000	47,025
Forest Oil Corp. Senior Notes 8.00% due 12/15/11	20,000	20,850
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 9.00% due 06/01/16*(3)	15,000	15,900

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Plains Exploration & Production Co. Company Guar. Notes 7.00% due 03/15/17	$20,000	$20,100
Pogo Producing Co. Senior Sub. Notes 7.88% due 05/01/13	20,000	20,150
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	25,000	24,625
Sabine Pass LNG LP Sec. Notes. 7.50% due 11/30/16*(3)	100,000	100,750
		325,804
Oil Companies-Integrated — 0.0%
Hess Corp. Bonds 7.88% due 10/01/29	35,000	40,373
Oil Field Machinery & Equipment — 0.0%
Complete Production Services, Inc. Senior Notes 8.00% due 12/15/16*(3)	55,000	56,375
Oil Refining & Marketing — 0.0%
Enterprise Products Operating LP Company Guar. Notes 6.38% due 02/01/13	10,000	10,415
Enterprise Products Operating LP Company Guar. Notes 8.38% due 08/01/66(2)	10,000	10,943
Motiva Enterprises LLC Senior Notes 5.20% due 09/15/12*(3)	10,000	9,951
Sunoco, Inc. Senior Notes 4.88% due 10/15/14	15,000	14,297
The Premcor Refining Group, Inc. Senior Notes 7.50% due 06/15/15	10,000	10,325
Valero Energy Corp. Senior Notes 7.50% due 04/15/32	10,000	11,363
		67,294
Paper & Related Products — 0.0%
Domtar, Inc. Notes 7.13% due 08/15/15	5,000	4,975
Georgia-Pacific Corp. Debentures 9.50% due 12/01/11	75,000	83,250
NewPage Corp. Sec. Notes 10.00% due 05/01/12	20,000	21,875
Westvaco Corp Notes 7.50% due 06/15/27	5,000	5,276
		115,376

Security Description	Principal Amount(7)	Value (Note 2)
Pharmacy Services — 0.0%
Omnicare, Inc. Senior Sub. Notes 6.13% due 06/01/13	$45,000	$43,875
Omnicare, Inc. Senior Sub. Notes 6.88% due 12/15/15	10,000	10,088
		53,963
Physical Therapy/Rehabilation Centers — 0.0%
Healthsouth Corp. Senior Notes 10.75% due 06/15/16*(3)	25,000	27,188
Psychiatric Solutions, Inc. Company Guar. Notes 7.75% due 07/15/15	5,000	5,075
		32,263
Physicians Practice Management — 0.0%
US Oncology Holdings, Inc. Senior Notes 9.80% due 03/15/12*(2)(3)	20,000	20,200
Pipelines — 0.1%
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	20,000	21,625
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/14	15,000	14,508
Dynegy Holdings, Inc. 8.38% due 05/01/16	45,000	46,800
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17*(3)	10,000	10,037
Enbridge Energy Partners LP Senior Notes 5.88% due 12/15/16	20,000	20,093
Kinder Morgan Energy Partners LP Senior Notes 6.00% due 02/01/17	10,000	10,110
National Fuel Gas Co. Notes 5.25% due 03/01/13	10,000	9,911
Spectra Energy Capital LLC Senior Notes 8.00% due 10/01/19	15,000	17,140
Williams Cos., Inc. Senior Notes 7.63% due 07/15/19	35,000	38,063
Williams Partners LP/Williams Partners Finance Corp. Bonds 7.25% due 02/01/17*(3)	15,000	15,863
		204,150
Poultry — 0.0%
Pilgrim's Pride Corp. Senior Notes 7.63% due 05/01/15	50,000	49,875

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Publishing-Periodicals — 0.1%
Dex Media West LLC/Dex Media Finance Co. 8.50% due 08/15/10	$35,000	$36,619
Nielsen Finance LLC/Nielsen Finance Co. Senior Notes 10.00% due 08/01/14*(3)	35,000	38,150
Nielsen Finance LLC/Nielsen Finance Co. 12.50% due 08/01/16*(3)	25,000	17,500
Primedia, Inc. 8.75% due 05/15/13	65,000	67,275
Primedia, Inc. Guar. Notes 8.88% due 05/15/11	60,000	61,650
The Reader's Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*(3)	35,000	33,687
		254,881
Quarrying — 0.0%
Compass Minerals International, Inc. Senior Disc. Notes 12.00% due 06/01/13	50,000	48,625
Real Estate Investment Trusts — 0.1%
Colonial Properties Trust Notes 6.25% due 06/15/14	15,000	15,499
Developers Diversified Realty Corp. Bonds 5.38% due 10/15/12	10,000	9,995
Equity One, Inc. Notes 5.38% due 10/15/15	20,000	19,429
Health Care REIT, Inc. Senior Notes 6.00% due 11/15/13	5,000	5,065
Heritage Property Investment Trust Company Guar. Senior Notes 5.13% due 04/15/14	25,000	24,153
Highwoods Properties, Inc. Bonds 5.85% due 03/15/17*(3)	20,000	19,854
Hospitality Properties Trust Notes 6.75% due 02/15/13	15,000	15,791
HRPT Properties Trust Senior Notes 5.75% due 02/15/14	10,000	10,048
HRPT Properties Trust Senior Notes 6.25% due 08/15/16	10,000	10,391
iStar Financial, Inc. Senior Notes 5.88% due 03/15/16	15,000	14,892

Security Description	Principal Amount(7)	Value (Note 2)
Real Estate Investment Trusts (continued)
Nationwide Health Properties, Inc. Notes 6.50% due 07/15/11	$10,000	$10,286
Prologis Senior Notes 5.75% due 04/01/16	20,000	20,336
Rouse Co. Notes 7.20% due 09/15/12	10,000	10,436
Rouse Co. LP/TRC Co-Issuer, Inc. Senior Notes 6.75% due 05/01/13*(3)	10,000	10,191
Simon Property Group LP Notes 5.75% due 12/01/15	20,000	20,270
		216,636
Real Estate Management/Services — 0.0%
Commercial Mtg. Notes 0.04% due 06/10/44*(3)(13)	3,689,547	25,312
Real Estate Operations & Development — 0.0%
ERP Operating LP Senior Notes 6.63% due 04/13/15	15,000	16,083
Recycling — 0.0%
Aleris International, Inc. Senior Notes 9.00% due 12/15/14*	35,000	36,925
Aleris International, Inc. Senior Sub. Notes 10.00% due 12/15/16*(3)	35,000	36,750
		73,675
Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc. Senior Notes 7.63% due 05/15/14*(3)	20,000	20,400
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc. Senior Notes 7.75% due 05/15/16*(3)	30,000	30,600
Rental Services Corp. Bonds 9.50% due 12/01/14*(3)	25,000	26,625
United Rentals North America, Inc. Senior Sub. Notes Notes 7.00% due 02/15/14	80,000	79,800
		157,425
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc. Senior Sub. Notes 11.38% due 11/01/16*(3)	45,000	48,488

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 7.00% due 04/15/14	$10,000	$10,100
AutoNation, Inc. Company Guar. Notes 7.36% due 04/15/13(2)	10,000	10,100
United Auto Group, Inc. Senior Sub. Notes 7.75% due 12/15/16*	35,000	35,350
		55,550
Retail-Drug Store — 0.0%
CVS Corp. Pass Through Certs. 6.12% due 01/10/13*(3)	20,715	21,177
Retail-Office Supplies — 0.0%
Office Depot, Inc. Notes 6.25% due 08/15/13	10,000	10,218
Retail-Regional Department Stores — 0.0%
JC Penney Corp., Inc. Debentures 7.65% due 08/15/16	20,000	22,260
The Bon-Ton Stores, Inc. Company Guar. Notes 10.25% due 03/15/14	40,000	42,950
		65,210
Retail-Restaurants — 0.0%
Buffets, Inc. Company Guar. Notes 12.50% due 11/01/14	50,000	52,000
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co. Senior Notes 9.00% due 07/01/15	110,000	120,725
Savings & Loans/Thrifts — 0.0%
Greenpoint Capital Trust I Company Guar. Sr. Notes 9.10% due 06/01/27	15,000	15,735
Independence Community Bank Corp. Notes 3.50% due 06/20/13(2)	50,000	48,950
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	20,000	19,667
Washington Mutual, Inc. Senior Notes 5.00% due 03/22/12	20,000	19,511
		103,863
Special Purpose Entities — 2.2%
Crystal US Holdings 3 LLC/ Crystal US Sub 3 Corp. Senior Disc. Notes 10.00% due 10/01/14	115,000	106,552

Security Description	Principal Amount(7)	Value (Note 2)
Special Purpose Entities (continued)
Deutsche Bank Capital Funding Trust VII Bonds 5.63% due 01/19/49*(2)(3)	$15,000	$14,724
Dow Jones CDX High Yield Pass Through Certs. Series 5-T1 8.75% due 12/29/10*(3)	7,128,000	7,546,770
Fund American Cos., Inc. Notes 5.88% due 05/15/13	35,000	35,010
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. Senior Notes 8.50% due 04/01/15*(3)	35,000	36,356
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. Senior Sub. Notes 9.75% due 04/01/17*(3)	25,000	26,125
Hexion US Finance Corp./ Hexion Nova Scotia Finance ULC Senior Notes 9.75% due 11/15/14*(3)	30,000	31,463
Idearc, Inc. Senior Notes 8.00% due 11/15/16*(3)	110,000	113,162
K&F Acquisition, Inc. Company Guar. Notes 7.75% due 11/15/14	30,000	31,875
Milacron Escrow Corp. Secured Notes 11.50% due 05/15/11	45,000	43,650
Momentive Performance Senior Notes 9.75% due 12/01/14*(3)	95,000	97,850
OneAmerica Financial Partners, Inc. Bonds 7.00% due 10/15/33*(3)	20,000	20,688
Rainbow Natl Svcs LLC Notes 8.75% due 09/01/12*(3)	25,000	26,594
Stallion Oilfield Services Ltd Senior Notes 9.75% due 02/01/15*	40,000	40,700
UCAR Finance, Inc. Company Guar. Notes 10.25% due 02/15/12	8,000	8,400
UCI Holdco, Inc. Senior Notes 12.35% due 12/15/13(2)(3)(9)	46,314	45,967
Vanguard Health Holdings II LLC Senior Sub. Notes 9.00% due 10/01/14	35,000	35,437
Visant Corp Company Guar. Notes 7.63% due 10/01/12	85,000	86,487

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Special Purpose Entities (continued)
Wimar Opco LLC Senior Sub. Notes 9.63% due 12/15/14*(3)	$105,000	$105,394
		8,453,204
Steel-Producers — 0.1%
AK Steel Corp. Company Guar. 7.75% due 06/15/12	75,000	76,219
Chaparral Steel Co. Company Guar. Notes 10.00% due 07/15/13	90,000	100,350
Steel Dynamics, Inc. Senior Notes 6.75% due 04/01/15*(3)	45,000	45,056
		221,625
Steel-Specialty — 0.0%
Tube City IMS Corp. Senior Sub. Notes 9.75% due 02/01/15*(3)	35,000	36,400
Telecom Services — 0.1%
Qwest Corp. Senior Notes 7.63% due 06/15/15	60,000	64,050
Qwest Corp. Notes 9.13% due 03/15/12	115,000	127,075
West Corp. Senior Notes 9.50% due 10/15/14*(3)	20,000	20,700
West Corp. Senior Sub. Notes 11.00% due 10/15/16*(3)	15,000	15,825
		227,650
Telecommunication Equipment — 0.0%
Lucent Technologies, Inc. Notes 6.45% due 03/15/29	80,000	72,200
Telephone-Integrated — 0.2%
Ameritech Capital Funding Co. Company Guar. Notes 6.25% due 05/18/09	25,000	25,347
AT&T Corp. Senior Notes 8.50% due 11/15/31	20,000	24,716
Level 3 Financing, Inc. Senior Notes 8.75% due 02/15/17*(3)	25,000	25,188
Level 3 Financing, Inc. Senior Notes 9.25% due 11/01/14*	55,000	56,512
Level 3 Financing, Inc. 12.25% due 03/15/13	20,000	23,400
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 02/15/14	120,000	123,600

Security Description	Principal Amount(7)	Value (Note 2)
Telephone-Integrated (continued)
Southwestern Bell Telephone Debentures 7.00% due 11/15/27	$30,000	$30,682
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	25,000	24,897
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19(3)	10,000	10,356
Verizon Communications, Inc. Senior Notes 5.50% due 04/01/17	20,000	19,848
Verizon Communications, Inc. Senior Notes 6.25% due 04/01/37	35,000	34,667
Verizon New Jersey, Inc. Debentures 8.00% due 06/01/22	25,000	28,341
Verizon Virginia, Inc. Debentures 4.63% due 03/15/13	25,000	23,768
Windstream Corp. 8.13% due 08/01/13	30,000	32,475
Windstream Corp. Company Guar. Notes 8.63% due 08/01/16	60,000	65,625
		549,422
Television — 0.1%
LIN Television Corp. Company Guar. Senior Sec. Notes 6.50% due 05/15/13	35,000	34,256
Univision Communications, Inc. Senior Notes 9.75% due 03/15/15*(3)	30,000	29,888
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	75,000	73,875
		138,019
Transactional Software — 0.0%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*(3)	10,000	10,300
Transport-Equipment & Leasng — 0.0%
Greenbrier Cos., Inc. Company Guar. Notes 8.38% due 05/15/15	35,000	35,525
Transport-Services — 0.0%
Ryder System, Inc. Notes 5.85% due 11/01/16	10,000	9,914
Ryder System, Inc. Notes 5.95% due 05/02/11	10,000	10,184
		20,098
Travel Service — 0.0%
Travelport LLC Senior Notes 9.88% due 09/01/14*(3)	35,000	36,663

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount(7)		Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Wire & Cable Products — 0.0%
Belden CDT, Inc. Senior Sub. Notes 7.00% due 03/15/17*(3)		$25,000	$25,501
General Cable Corp. Senior Notes 7.13% due 04/01/17*(3)		25,000	25,156
			50,657
Total Corporate Bonds & Notes (cost $20,473,523)			20,935,024
FOREIGN CORPORATE BONDS & NOTES — 0.4%
Agricultural Chemicals — 0.0%
Potash Corp. of Saskatchewan Notes 5.88% due 12/01/36		20,000	19,355
Banks-Commercial — 0.0%
Barclays Bank PLC Bonds 6.28% due 12/31/34(2)(19)		40,000	38,542
Royal Bank of Scotland Group PLC Bonds 7.65% due 09/30/31(2)(19)		70,000	81,003
			119,545
Banks-Money Center — 0.0%
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 8.38% due 04/27/09		15,000	15,854
Building Products-Cement — 0.0%
Lafarge SA Notes 6.50% due 07/15/16		5,000	5,230
Chemicals-Diversified — 0.0%
Cognis Holdings GMBH & Co. Senior Notes 12.88% due 01/15/15*(2)(9)	EUR	53,121	72,824
Chemicals-Specialty — 0.0%
Rockwood Specialties Group, Inc. Company Guar. Bonds 7.63% due 11/15/14	EUR	50,000	69,631
Computers-Memory Devices — 0.0%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16		20,000	20,100
Containers-Paper/Plastic — 0.0%
Clondalkin Industries BV Senior Notes 8.00% due 03/15/14*	EUR	15,000	21,200
Newpage Holding Corp. Senior Notes 12.36% due 11/01/13(2)(9)		15,000	14,850
			36,050

Security Description	Principal Amount(7)	Value (Note 2)
Electric Products-Misc. — 0.1%
Legrand France Debentures 8.50% due 02/15/25	$115,000	$135,125
Electric-Integrated — 0.0%
TransAlta Corp. Notes 5.75% due 12/15/13	10,000	10,082
Electronic Components-Misc. — 0.1%
Celestica, Inc. Senior Sub. Notes 7.63% due 07/01/13	40,000	37,400
NXP BV/NXP Funding LLC Senior Notes 7.88% due 10/15/14(3)	75,000	77,437
Solectron Global Finance, Ltd. Company Guar. Notes 8.00% due 03/15/16	25,000	24,938
		139,775
Metal-Aluminum — 0.0%
Novelis, Inc. Company Guar. Notes 7.75% due 02/15/15(3)	50,000	52,875
Multimedia — 0.0%
CanWest Media, Inc. Company Guar. Notes 8.00% due 09/15/12	55,000	56,925
Oil Companies-Exploration & Production — 0.1%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	25,000	24,437
OPTI Canada, Inc. Company Guar. Notes 8.25% due 12/15/14*(3)	35,000	36,400
Petrohawk Energy Corp., Company Guar. 9.13% due 07/15/13	95,000	101,175
		162,012
Oil-Field Services — 0.0%
Weatherford International, Ltd. Senior Notes 5.50% due 02/15/16	10,000	9,807
Weatherford International, Ltd. Company Guar. Sr. Notes 6.50% due 08/01/36	15,000	14,998
		24,805
Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc. Notes 6.00% due 06/20/13	30,000	25,500
Abitibi-Consolidated, Inc. Notes 7.75% due 06/15/11	25,000	23,875
Abitibi-Consolidated, Inc. Debentures 8.85% due 08/01/30	10,000	8,900

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Paper & Related Products (continued)
Catalyst Paper Corp. Company Guar. Notes 8.63% due 06/15/11	$45,000	$45,675
		103,950
Property Trust — 0.0%
WEA Finance/WCI Finance LLC Senior Notes 5.70% due 10/01/16*(3)	15,000	15,109
Satellite Telecom — 0.1%
Inmarsat Finance PLC Guar. Sr. Notes 10.37% due 11/15/12	75,000	70,875
Intelsat Bermuda, Ltd. Senior Notes 8.87% due 01/15/15*(2)(3)	25,000	25,500
Intelsat Bermuda, Ltd. Senior Notes 11.25% due 06/15/16*(3)	105,000	119,175
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.25% due 02/01/15	10,000	8,300
		223,850
Special Purpose Entity — 0.0%
Bosphorus Financial Services, Ltd. Senior Sec. Notes 7.16% due 02/15/12*(2)(3)	100,000	101,005
Specified Purpose Acquisitions — 0.0%
MDP Acquisitions PLC Senior Notes 9.63% due 10/01/12	28,000	29,750
Steel-Specialty — 0.0%
Gerdau Ameristeel Corp./ Gusap Partners Company Guar. Notes 10.38% due 07/15/11	45,000	47,813
Telecom Services — 0.0%
Nordic Telephone Co. Holdings Sec. Notes 8.88% due 05/01/16*(3)	75,000	80,250
TELUS Corp. Notes 8.00% due 06/01/11	30,000	32,857
		113,107
Telecommunication Equipment — 0.0%
Nortel Networks, Ltd. Company Guar. 9.61% due 07/15/11*(2)(3)	40,000	42,800
Nortel Networks, Ltd. Company Guar. 10.75% due 07/15/16*	10,000	11,100
		53,900
Telephone-Integrated — 0.0%
France Telecom SA Notes 8.75% due 03/01/31	25,000	32,491

Security Description	Principal Amount(7)	Value (Note 2)
Telephone-Integrated (continued)
Telecom Italia Capital SA Company Guar. Notes 4.00% due 01/15/10	$10,000	$9,661
Telecom Italia Capital SA Company Guar. Bonds 7.20% due 07/18/36	5,000	5,206
Telefonica Europe BV Company Guar. Bonds 8.25% due 09/15/30	15,000	17,970
		65,328
Total Foreign Corporate Bonds & Notes (cost $1,653,519)		1,694,000
LOAN AGREEMENTS — 0.0%
Oil Companies-Exploration & Production — 0.0%
Sandridge Energy, Inc. 8.63% due 04/01/15(11)	70,000	71,225
Sandridge Energy, Inc. 8.99% due 04/01/14(11)	15,000	15,000
Total Loan Agreements (cost $85,000)		86,225
MUNICIPAL BONDS & NOTES — 0.0%
U.S. Municipal Bonds & Notes — 0.0%
Michigan Tobacco Settlement Finance Authority 7.31% due 06/01/34 Series A (cost $19,999)	20,000	20,646
U.S. GOVERNMENT AGENCIES — 4.3%
Federal Home Loan Mtg. Corp. — 1.0%
Federal Home Loan Mtg. Corp. REMIC Series 2958, Class FB zero coupon due 02/15/35(14)	131,006	120,724
Federal Home Loan Mtg. Corp. REMIC Series 3003, Class XF zero coupon due 07/15/35(14)	70,015	64,407
Federal Home Loan Mtg. Corp. STRIP Series 242, Class PO zero coupon due 10/01/36(14)	559,557	459,955
Federal Home Loan Mtg. Corp. REMIC Series 3284, Class WI 0.78% due 03/15/37(13)	299,000	10,284
Federal Home Loan Mtg. Corp. REMIC Series 3291, Class SA 0.79% due 03/15/37(12)(13)	116,000	4,060
Federal Home Loan Mtg. Corp. REMIC Series 3284, Class CI 0.80% due 03/15/37(13)	179,000	6,211
Federal Home Loan Mtg. Corp. REMIC Series 3284, Class LI 1.12% due 03/15/37(13)	252,000	11,204
Federal Home Loan Mtg. Corp. REMIC Series 3287, Class SD 1.43% due 03/15/37(13)	100,000	4,439
Federal Home Loan Mtg. Corp. REMIC Series 3045, Class D0 zero coupon due 10/15/35(6)(14)	66,569	53,311

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. STRIP Series 236, Class PO zero coupon due 04/01/36(6)(14)	$131,566	$106,755
Federal Home Loan Mtg. Corp. STRIP Series 239, Class PO zero coupon due 08/15/36(6)(14)	544,673	437,642
Federal Home Loan Mtg. Corp. Structured Pass-Through Series T-56, Class 2 0.05% due 05/25/43(13)	262,998	723
Federal Home Loan Mtg. Corp. Structured Pass-Through Series T-56, Class 1 0.29% due 05/25/43(13)	292,006	3,547
Federal Home Loan Mtg. Corp. Structured Pass-Through Series T-51, Class 1A 0.36% due 09/25/43(12)(13)	141,214	1,371
Federal Home Loan Mtg. Corp. Structured Pass-Through Series T-56, Class 3 0.36% due 05/25/43(13)	229,722	3,175
Federal Home Loan Mtg. Corp. Structured Pass-Through Series T-56, Class A 0.55% due 05/25/43(13)	466,205	9,530
Federal Home Loan Mtg. Corp. REMIC Series 2815, Class S 0.68% due 09/15/32(13)	148,010	4,519
Federal Home Loan Mtg. Corp. REMIC Series 3016, Class SQ 0.79% due 08/15/35(13)	151,514	5,097
Federal Home Loan Mtg. Corp. REMIC Series 2990, Class LI 1.31% due 10/15/34(13)	118,029	6,569
Federal Home Loan Mtg. Corp. REMIC Series 3114, Class TS 1.33% due 09/15/30(12)(13)	362,531	11,657
Federal Home Loan Mtg. Corp. REMIC Series 2962, Class BS 1.33% due 03/15/35(13)	400,216	21,121
Federal Home Loan Mtg. Corp. REMIC Series 3031, Class BI 1.37% due 08/15/35(13)	83,279	5,200
Federal Home Loan Mtg. Corp. REMIC Series 2927, Class ES 1.38% due 01/15/35(13)	97,698	4,187
Federal Home Loan Mtg. Corp. REMIC Series 3066, Class SI 1.38% due 04/15/35(13)	335,626	21,811
Federal Home Loan Mtg. Corp. REMIC Series 3054, Class CS 1.38% due 07/15/35(13)	83,855	3,717
Federal Home Loan Mtg. Corp. REMIC Series 3118, Class SD 1.38% due 05/15/36(13)	287,591	14,368
Federal Home Loan Mtg. Corp. REMIC Series 2950, Class SM 1.38% due 07/15/16(13)	139,052	6,918

Security Description	Principal Amount(7)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. REMIC Series 2922, Class SE 1.43% due 02/15/35(13)	$174,074	$8,935
Federal Home Loan Mtg. Corp. REMIC Series 3028, Class ES 1.43% due 09/15/35(13)	342,088	23,387
Federal Home Loan Mtg. Corp. REMIC Series 2828, Class TI 1.73% due 10/15/30(13)	202,702	10,088
Federal Home Loan Mtg. Corp. REMIC Series 2815, Class PT 1.73% due 11/15/32(13)	137,277	8,455
Federal Home Loan Mtg. Corp. REMIC Series 2869, Class JS 1.93% due 04/15/34(13)	325,088	16,307
Federal Home Loan Mtg. Corp. REMIC Series 2869, Class SH 1.98% due 04/15/34(13)	69,016	3,542
Federal Home Loan Mtg. Corp. REMIC Series 3114, Class GI 2.11% due 04/15/30(12)(13)	87,573	6,441
Federal Home Loan Mtg. Corp. REMIC Series 3107, Class DC 2.13% due 06/15/35(13)	114,340	7,774
Federal Home Loan Mtg. Corp. REMIC Series 2828, Class GI 2.18% due 06/15/34(13)	136,818	12,747
Federal Home Loan Mtg. Corp. REMIC Series 2927, Class SI 3.18% due 02/15/35(13)	122,595	12,383
Federal Home Loan Mtg. Corp. REMIC Series 3065, Class DC 3.90% due 03/15/35	89,540	84,006
Federal Home Loan Mtg. Corp. 4.50% due 11/01/20	92,318	89,381
Federal Home Loan Mtg. Corp. REMIC Series 2976 KL 4.50% due 03/01/20	42,836	41,474
Federal Home Loan Mtg. Corp. Series 2990, Class DP 4.77% due May TBA	87,660	88,232
Federal Home Loan Mtg. Corp. REMIC Series 2976, Class KL 4.88% due 05/15/35	89,943	88,389
Federal Home Loan Mtg. Corp. 5.00% due TBA	900,000	869,344
Federal Home Loan Mtg. Corp. 5.50% due 06/01/35	76,550	75,874
Federal Home Loan Mtg. Corp. 5.50% due 04/01/20	349,401	350,261
Federal Home Loan Mtg. Corp. 6.00% due 08/01/34	13,321	13,464
Federal Home Loan Mtg. Corp. Strustured Pass Through Series T-41, Class 2A 7.00% due 07/25/32(6)	12,324	12,707
Federal Home Loan Mtg. Corp. Structured Pass Through Series T-60, Class 1A2 7.00% due 03/25/44(6)	92,975	95,546

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. Structured Pass Through Series T-41, Class 3A 7.50% due 07/25/32(6)	$27,372	$28,414
Federal Home Loan Mtg. Corp. REMIC Series 3153, Class UK 7.50% due 05/15/36	115,293	127,180
Federal Home Loan Mtg. Corp. Structured Pass Through Series T-42, Class A5 7.50% due 02/25/42(6)	47,734	49,704
Federal Home Loan Mtg. Corp. Structured Pass Through Series T-51, Class 2A 7.50% due 08/25/42(6)	49,922	51,700
Federal Home Loan Mtg. Corp. Structured Pass Through Series T-57, Class 1A3 7.50% due 07/25/43(6)	99,787	104,377
Federal Home Loan Mtg. Corp. Structured Pass Through Series T-58, Class 4A 7.50% due 09/25/43(6)	32,309	33,460
Federal Home Loan Mtg. Corp. Structured Pass Through Series T-59, Class 1A3 7.50% due 10/25/43(6)	99,332	102,920
Federal Home Loan Mtg. Corp. Structured Pass Through Series T-60, Class 1A3 7.50% due 03/25/44(6)	147,386	152,948
Federal Home Loan Mtg. Corp. Series T-51, Class 2A 7.50% due 10/01/29(6)	34,747	36,438
Federal Home Loan Mtg. Corp. Series 2815, Class S 8.50% due 07/01/28	5,363	5,758
Federal Home Loan Mtg. Corp. Structured Pass Through Series T-42, Class A6 9.50% due 02/25/42(6)	7,451	8,067
		4,022,205
Federal National Mtg. Assoc. — 3.2%
Federal National Mtg. Assoc. REMIC Series 2006-85, Class TS 1.24% due 09/25/36(2)(6)(13)	159,551	5,644
Federal National Mtg. Assoc. STRIP Series 361, Class 1 PO zero coupon due 09/01/35(6)(14)	96,578	79,170
Federal National Mtg. Assoc. STRIP Series 363, Class 1 PO zero coupon due 11/01/35(6)(14)	348,212	265,190
Federal National Mtg. Assoc. REMIC Series 2005-113, Class DO PO zero coupon due 01/25/36(6)(14)	217,641	171,027

Security Description	Principal Amount(7)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. Series 2003-W6, Class 2 IO 0.00% due 09/25/42(5)(6)(13)	$3,755	$0
Federal National Mtg. Assoc. REMIC Series 2007-15, Class IM 0.00% due 02/25/09(5)(6)(13)	99,300	2,879
Federal National Mtg. Assoc. REMIC Series 2007-31, Class TS 0.01% due 03/25/09(5)(6)(13)	201,000	4,742
Federal National Mtg. Assoc. REMIC Series 2007-33, Class SD 0.79% due 04/25/37(13)	223,000	6,077
Federal National Mtg. Assoc. Series 2007-W2, Class 1A2 1.11% due 03/25/37(12)(13)	110,865	5,281
Federal National Mtg. Assoc. REMIC Series 2007-30, Class LI 1.12% due 04/25/37(13)	197,000	8,582
Federal National Mtg. Assoc. REMIC Series 2006-96, Class ES 1.26% due 10/25/36(13)	95,947	3,906
Federal National Mtg. Assoc. REMIC Series 2006-8, Class JH 1.28% due 03/25/36(13)	87,236	4,323
Federal National Mtg. Assoc. REMIC Series 2006-128, Class SC 1.28% due 01/25/37(13)	145,665	6,118
Federal National Mtg. Assoc. REMIC Series 2006-109, Class SG 1.31% due 11/25/36(12)(13)	95,994	5,187
Federal National Mtg. Assoc. REMIC Series 2006-121, Class SD 1.32% due 12/25/36(13)	121,602	5,150
Federal National Mtg. Assoc. REMIC Series 2005-104, Class NI 1.38% due 03/25/35(13)	175,235	11,570
Federal National Mtg. Assoc. REMIC Series 2006-56, Class SM 1.43% due 07/25/36(13)	170,905	9,413
Federal National Mtg. Assoc. REMIC Series 2007-30, Class WI 1.44% due 04/25/37(13)	285,000	14,698
Federal National Mtg. Assoc. Series 2003-W8, Class 1 0.03% due 12/25/42(6)(13)	35,378	1
Federal National Mtg. Assoc. Series 2003-W6, Class 2 0.35% due 09/25/42(6)(13)	341,491	4,051

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. Series 2003-W6, Class 3 0.37% due 09/25/42(13)	$316,863	$3,889
Federal National Mtg. Assoc. Series 2002-T1, Class 0.42% due 11/25/31(13)	351,872	4,426
Federal National Mtg. Assoc. Series 2002-T4, Class 0.45% due 12/25/41(6)(13)	1,810,556	23,495
Federal National Mtg. Assoc. REMIC Series 2001-50, Class BI 0.46% due 10/25/41(13)	552,902	6,218
Federal National Mtg. Assoc. Series 2001-T12, Class IO 0.57% due 08/25/41(6)(13)	323,314	5,018
Federal National Mtg. Assoc. REMIC Series 2005-58, Class IK 0.68% due 07/25/35(13)	124,697	4,248
Federal National Mtg. Assoc. Series 2003-W6, Class 5 0.68% due 09/25/42(6)(13)	237,995	5,384
Federal National Mtg. Assoc. REMIC Series 2005-82, Class SI 0.78% due 09/25/35(13)	438,611	15,355
Federal National Mtg. Assoc. Series 2003-W2, Class 2 0.82% due 07/25/42(13)	377,206	10,797
Federal National Mtg. Assoc. REMIC Series 2005-65, Class ER 1.28% due 08/25/35	83,150	74,824
Federal National Mtg. Assoc. STRIP Series 372, Class 1 Zero Coupon due 08/01/36(6)(14)	92,922	75,049
Federal National Mtg. Assoc. REMIC Series 2003-124, Class ST 1.18% due 01/25/34(13)	67,525	2,876
Federal National Mtg. Assoc. REMIC Series 2006-20, Class IB 1.27% due 04/25/36(13)	188,345	9,823
Federal National Mtg. Assoc. REMIC Series 2006-8, Class PS 1.28% due 03/25/36(12)(13)	210,923	14,060
Federal National Mtg. Assoc. REMIC Series 2006-20, Class IG 1.33% due 04/25/36(13)	439,731	24,023
Federal National Mtg. Assoc. REMIC Series 2005-73, Class SD 1.36% due 08/25/35(13)	138,859	7,653
Federal National Mtg. Assoc. REMIC Series 2005-57, Class DI 1.38% due 03/25/35(13)	485,729	23,772

Security Description	Principal Amount(7)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. REMIC Series 2005-29, Class SX 1.38% due 04/25/35(13)	$191,110	$11,159
Federal National Mtg. Assoc. REMIC Series 2005-54, Class SA 1.38% due 06/25/35(13)	220,974	10,585
Federal National Mtg. Assoc. REMIC Series 2005-84, Class SG 1.38% due 10/25/35(13)	208,649	11,903
Federal National Mtg. Assoc. REMIC Series 2005-95, Class CI 1.38% due 11/25/35(13)	122,056	6,581
Federal National Mtg. Assoc. Series 2005-17, Class SA 1.38% due 03/25/35(13)	144,886	8,058
Federal National Mtg. Assoc. Series 2005-23, Class SG 1.38% due 04/25/35(13)	163,217	9,284
Federal National Mtg. Assoc. REMIC Series 2005-45, Class SR 1.40% due 06/25/35(13)	308,608	15,314
Federal National Mtg. Assoc. REMIC Series 2005-82, Class SY 1.41% due 09/25/35(13)	235,214	11,320
Federal National Mtg. Assoc. REMIC Series 2005-17, Class SY 1.43% due 03/25/35(13)	190,911	11,742
Federal National Mtg. Assoc. REMIC Series 2005-42, Class SA 1.48% due 05/25/35(13)	199,585	10,648
Federal National Mtg. Assoc. Series 2003-W8, Class 1IO2 1.64% due 12/25/42(6)(13)	514,388	30,964
Federal National Mtg. Assoc. REMIC Series 2005-65, Clas KI 1.68% due 08/25/35(13)	322,375	17,863
Federal National Mtg. Assoc. REMIC Series 2004-60, Class SW 1.73% due 04/25/34(13)	243,584	16,024
Federal National Mtg. Assoc. REMIC Series 2003-122, Class SJ 1.78% due 02/25/28(13)	366,747	17,012
Federal National Mtg. Assoc. REMIC Series 2004-24, Class CS 1.83% due 01/25/34(13)	132,657	8,406
Federal National Mtg. Assoc. REMIC Series 2004-89, Class EI 1.83% due 08/25/34(13)	345,278	22,793

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. REMIC Series 2005-52, Class DC 1.88% due 06/25/35(13)	$62,696	$5,389
Federal National Mtg. Assoc. Series 2003-W10, Class 3 1.93% due 06/25/43(13)	145,882	9,757
Federal National Mtg. Assoc. Series 2003-W10, Class 1 1.94% due 06/25/43(13)	689,731	49,564
Federal National Mtg. Assoc. Series 2003-W12, Class 2 2.24% due 06/25/43(13)	331,831	18,224
Federal National Mtg. Assoc. REMIC Series 2003-66, Class SA 2.33% due 07/25/33(13)	99,482	7,330
Federal National Mtg. Assoc. REMIC Series 2990, Class WP 3.30% due 06/15/35	84,303	81,342
Federal National Mtg. Assoc. 3.35% due 06/15/34	89,337	82,352
4.00% due 05/01/19	730,187	690,204
4.00% due 09/01/20	167,954	158,652
Federal National Mtg. Assoc. REMIC Series 2005-57, Class DC
4.49% due 12/25/34	82,460	82,303
Federal National Mtg. Assoc. 4.50% due 04/01/18	36,549	35,481
4.50% due 03/01/20	29,573	28,632
4.50% due 04/01/20	93,086	90,124
4.50% due 09/01/20	129,307	125,193
Federal National Mtg. Assoc. REMIC Series 2005-45, Class DC 4.80% due 06/25/35	81,770	80,962
Federal National Mtg. Assoc. 5.00% due 12/01/35	185,264	179,174
5.00% due 05/01/36	97,127	93,837
5.00% due 03/01/21	53,666	52,943
Federal National Mtg. Assoc. REMIC Series 2005-99, Class SA 5.06% due 11/25/35	87,279	88,093
Federal National Mtg. Assoc. REMIC Series 2006-8, Class HP 5.06% due 03/25/36	90,367	91,079
Federal National Mtg. Assoc. REMIC Series 2006-8, Class PK 5.12% due 03/25/36	93,732	93,005
Federal National Mtg. Assoc. REMIC Series 2005-57, Class CD 5.18% due 01/25/35	85,945	87,703

Security Description	Principal Amount(7)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. REMIC Series 2005-74, Class CP 5.24% due 05/25/35	$82,845	$84,004
Federal National Mtg. Assoc. REMIC Series 2005-74, Class CS 5.39% due 05/25/35	82,845	83,605
Federal National Mtg. Assoc. 5.50% due 03/01/35	19,183	19,015
5.50% due 04/01/35	18,609	18,434
5.50% due 07/01/35	69,678	69,020
5.50% due 08/01/35	83,711	82,921
5.50% due 09/01/35	27,366	27,107
5.50% due 10/01/35	50,333	49,858
5.50% due 11/01/35	59,065	58,508
5.50% due 12/01/35	114,690	113,607
5.50% due 01/01/36	95,227	94,328
5.50% due April TBA	2,600,000	2,571,561
5.50% due 10/01/17	6,340	6,371
5.50% due 03/01/18	49,174	49,417
5.50% due 03/01/35	92,546	91,672
5.50% due 07/01/35	60,631	60,059
5.50% due 08/01/35	32,783	32,473
5.50% due 09/01/35	199,861	197,975
5.50% due 10/01/35	176,937	175,267
5.50% due 12/01/35	69,262	68,609
6.00% due 04/01/35	5,061	5,102
6.00% due 05/01/35	10,814	10,902
6.00% due April TBA	200,000	201,375
6.00% due 03/01/14	955	972
6.00% due 04/01/17	4,041	4,112
6.50% due 10/01/33	321,174	330,206
6.51% due 06/01/36	364,574	367,284
7.00% due 06/01/33	50,490	52,619
Federal National Mtg. Assoc. REMICS 5.50% due 01/01/37	495,872	490,660
Federal National Mtg. Assoc. 5.50% due 02/01/37	502,482	497,201
Federal National Mtg. Assoc. 5.50% due 03/01/37	199,519	197,422
Federal National Mtg. Assoc. Series 2004-W12, Class A2 7.00% due 12/25/33(6)	101,469	104,438
Federal National Mtg. Assoc. 7.00% due 04/01/35	61,157	63,730
Federal National Mtg. Assoc. Series 2005-W4, Class 1A3 7.00% due 08/25/35(6)	42,702	44,269
Federal National Mtg. Assoc. Series 2001-W3, Class A 7.00% due 09/25/41(6)	17,176	17,643
Federal National Mtg. Assoc. Series 2002-T4, Class A2 7.00% due 12/25/41(6)	14,745	15,190
Federal National Mtg. Assoc. REMIC Series 2002-14, Class A1 7.00% due 01/25/42(6)	48,935	50,511

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. Series 2002-T16 7.00% due 07/25/42(6)	$39,768	$40,983
Federal National Mtg. Assoc. Series 2003-W3 7.00% due 08/25/42(6)	37,114	38,260
Federal National Mtg. Assoc. Series 2004-T3, Class 1A3 7.00% due 02/25/44(6)	18,026	18,635
Federal National Mtg. Assoc. Series 2004-W12, Class 1A3 7.00% due 07/25/44(6)	36,064	37,449
Federal National Mtg. Assoc. REMIC Series 2002-26, Class A1 7.00% due 01/25/48(6)	39,125	40,457
Federal National Mtg. Assoc. 7.00% due 11/01/22	3,903	4,080
Federal National Mtg. Assoc. REMIC Series 2006-63, Class SP 7.38% due 07/25/36	92,479	104,369
Federal National Mtg. Assoc. Series 2001-T5, Class A3 7.50% due 06/19/30(6)	3,102	3,227
Federal National Mtg. Assoc. Series 2001-T8, Class A1 7.50% due 07/25/31(6)	156,348	162,208
Federal National Mtg. Assoc. Series 2002-T1, Class A3 7.50% due 11/25/31(6)	47,092	49,132
Federal National Mtg. Assoc. REMIC Series 2002-33, Class A2 7.50% due 06/25/32(6)	45,863	47,966
Federal National Mtg. Assoc. Series 1999-T2, Class A1 7.50% due 01/19/39(6)	69,721	73,013
Federal National Mtg. Assoc. Series 2001-T1, Class A1 7.50% due 10/25/40(6)	14,807	15,382
Federal National Mtg. Assoc. Series 2001-T3, Class A1 7.50% due 11/25/40(6)	5,445	5,600
Federal National Mtg. Assoc. Series 2001-T7, Class A1 7.50% due 02/25/41(6)	99,053	102,770
Federal National Mtg. Assoc. Series 2001-T4, Class A1 7.50% due 07/25/41(6)	12,053	12,517
Federal National Mtg. Assoc. Series 2001-T12, Class A2 7.50% due 08/25/41(6)	21,885	22,801
Federal National Mtg. Assoc. Series 2002-T6, Class A2 7.50% due 10/25/41(6)	183,080	189,580
Federal National Mtg. Assoc. Series 2002-T4, Class A3 7.50% due 12/25/41(6)	69,438	72,331

Security Description	Principal Amount(7)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. REMIC Series 2002-14, Class A2 7.50% due 01/25/42(6)	$52,853	$54,532
Federal National Mtg. Assoc. Series 2002-W1, Class 2A 7.50% due 02/25/42(6)	24,037	24,997
Federal National Mtg. Assoc. REMIC Series 2002-T12, Class A3 7.50% due 05/25/42(6)	22,868	23,842
Federal National Mtg. Assoc. Series 2002-W4, Class A5 7.50% due 05/25/42(6)	107,168	111,293
Federal National Mtg. Assoc. Series 2002-W6, Class 2A 7.50% due 06/25/42(6)	62,478	65,207
Federal National Mtg. Assoc. REMIC Series 2002-T16, Class A3 7.50% due 07/25/42(6)	154,632	160,317
Federal National Mtg. Assoc. Series 2003-W2, Class 1A3 7.50% due 07/25/42(6)	22,313	23,311
Federal National Mtg. Assoc. REMIC Series 2002-T18, Class A4 7.50% due 08/25/42(6)	72,244	75,006
Federal National Mtg. Assoc. Series 2003-W3, Class 1A3 7.50% due 08/25/42(6)	50,500	52,370
Federal National Mtg. Assoc. Series 2003-WA, Class 4A 7.50% due 10/25/42(6)	70,516	73,370
Federal National Mtg. Assoc. Series 2004-T2, Class 1A4 7.50% due 11/25/43(6)	27,703	28,430
Federal National Mtg. Assoc. Series 2004-T3, Class 1A4 7.50% due 02/25/44(6)	3,168	3,332
Federal National Mtg. Assoc. Series 20074-W2, Class 5A 7.50% due 03/25/44(6)	84,256	88,382
Federal National Mtg. Assoc. Series 2004-W11, Class 1A4 7.50% due 05/25/44(6)	54,185	56,692
Federal National Mtg. Assoc. Series 2004-W8, Class 3A 7.50% due 06/25/44(6)	88,088	92,376
Federal National Mtg. Assoc. REMIC Series 2004-W12, Class 1A4 7.50% due 07/25/44(6)	41,988	44,167
Federal National Mtg. Assoc. Series 2004-W14, Class 2A 7.50% due 07/25/44(6)	9,976	10,398
Federal National Mtg. Assoc. Series 2005-W1, Class A4 7.50% due 10/25/44(6)	74,912	78,597

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. Series 2005-W3, Class 1A 7.50% due 03/25/45(6)	$122,267	$126,389
Federal National Mtg. Assoc. 7.50% due 04/01/24	51,123	53,539
Federal National Mtg. Assoc. Series 2002-W3, Class A5 7.50% due 01/25/28(6)	19,639	20,396
Federal National Mtg. Assoc. Series 2002-W7, Class A5 7.50% due 02/25/29(6)	15,330	16,021
Federal National Mtg. Assoc. REMIC Series 2006-70, Class SJ 7.68% due 06/25/36(12)	92,448	103,563
Federal National Mtg. Assoc. REMIC Series 2005-37, Class SU 7.92% due 03/25/35	75,341	83,395
Federal National Mtg. Assoc. 8.00% due 04/01/25	18,322	19,396
9.00% due 06/01/26	707	769
Federal National Mtg. Assoc. Series 2004-T3, Class PT1 9.21% due 01/25/44(12)	50,092	56,489
Federal National Mtg. Assoc. Series 2002-T1, Class A4 9.50% due 11/25/31(6)	10,952	11,633
Federal National Mtg. Assoc. Series 2002-T6, Class A3 9.50% due 10/25/41(6)	14,365	15,572
Federal National Mtg. Assoc. Series 2004-T4, Class A4 9.50% due 12/25/41(6)	8,811	9,428
Federal National Mtg. Assoc. Series 2002-T12, Class A4 9.50% due 05/25/42(6)	7,100	7,575
Federal National Mtg. Assoc. Series 2003-W6, Class PT1 9.95% due 09/25/42	27,212	29,974
		12,443,883
Government National Mtg. Assoc. — 0.1%
Government National Mtg. Assoc. Series 2005-68, Class S 0.88% due 05/20/35(6)(13)	330,150	12,600
Government National Mtg. Assoc. Series 2006-14, Class S 0.93% due 03/20/36(6)(13)	103,617	4,192
Government National Mtg. Assoc. Series 2005-68, Class SI 0.98% due 09/20/35(6)(13)	581,046	27,236
Government National Mtg. Assoc. Series 2005-65, Class SI 1.03% due 08/20/35(6)(13)	81,780	3,497
Government National Mtg. Assoc. Series 2005-84, Class SL 3.10% due 11/16/35(6)	93,746	84,659
Government National Mtg. Assoc. Series 2005-7, Class JM 5.02% due 05/18/34(6)	86,157	86,863

Security Description	Principal Amount(7)/Shares	Value (Note 2)
Government National Mtg. Assoc. (continued)
Government National Mtg. Assoc. Series 2007-8, Class SA 0.88% due 03/20/37(13)	$219,000	$9,727
Government National Mtg. Assoc. REMICS Series 2007-7, Class EI 1.00% due 02/20/37(2)(13)	99,188	3,358
Government National Mtg. Assoc. Series 2006-69, Class SA 1.48% due 12/20/36(13)	133,131	6,304
		238,436
Total U.S. Government Agencies (cost $17,484,461)		16,704,524
EXCHANGE TRADED FUNDS — 0.5%
Index Fund-Large Cap — 0.2%
SPDR Trust, Series 1	6,500	923,000
Index Fund-Small Cap — 0.3%
iShares Russell 2000 Growth Index Fund	3,700	296,222
iShares Russell 2000 Index Fund	4,900	389,599
iShares Russell 2000 Value Index Fund	5,500	445,390
		1,131,211
Mid Cap Equity Fund — 0.0%
S&P Midcap 400 Depository Receipts, Series 1	400	61,828
Total Exchange Traded Funds (cost $2,116,264)		2,116,039
EQUITY CERTIFICATES — 0.1%
Semiconductors Components- Intergrated Circuits — 0.1%
UBS AG - Bharal Heavy Electronics, Ltd.(3)(12)	4,015	208,905
UBS AG - Taiwan Semiconductor Co., Ltd.(3)(12)	56,348	115,639
Total Equity Certificates (cost $317,958)		324,544
OPTIONS PURCHASED — 0.0%
Option on an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.35% versus the three month USD-LIBOR-BBA maturing on Jan 31, 2008 (strike price $5.35)(12)	903,000	23,253

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.35% versus the three month USD-LIBOR-BBA maturing on Jan 31, 2008 (strike price $5.35)(12)	$903,000	$12,685
Total Options-Purchased (cost $36,300)		35,938
Total Long-Term Investment Securities (cost $330,340,733)		386,902,724
REPURCHASE AGREEMENT — 2.0%
Agreement with Bank of America NA, bearing interest at 5.30% dated 03/31/07 to be repurchased 04/02/07 in the amount of $7,653,379 and collateralized by Federal Home Loan Bank Disc Notes, bearing interest at 5.13% due 10/26/07 and having an approximate value of $8,040,000 (cost $7,650,000)	7,650,000	7,650,000
TOTAL INVESTMENTS (cost $337,990,733)(15)	101.1%	394,552,724
Liabilities in excess of other assets	(1.1)	(4,359,018)
NET ASSETS	100.0%	$390,193,706

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2007, the aggregate value of these securities was $15,121,913 representing 3.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts

(2)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2007

(3)  Illiquid security

(4)  Commercial Mortgaged Backed Security

(5)  Variable Rate Security - the rate reflected is as of March 31, 2007, maturity date reflects stated maturity date.

(6)  Collateralized Mortgaged Obligation

(7)  Denominated in United States dollars unless otherwise indicated.

(8)  Bond in default

(9)  PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(10)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(11)  To the extent permitted by the Statement of Additional Information, the Asset Allocation:Diversified Growth Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2007, the Asset Allocation:Diversified Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Novelis, Inc. 7.75% due 02/15/15	01/09/2007	15,000	$15,185
	01/29/2007	15,000	16,047
	01/30/2007	5,000	5,349
	02/06/2007	5,000	5,331
	03/30/2007	10,000	10,697
		50,000	52,609	$52,875	$1.06	0.0%
Sandridge Energy, Inc. 8.63% due 04/01/15 Loan Agreement	03/08/2007	70,000	70,000	71,225	1.02	0.0%
Sandridge Energy, Inc. 8.99% due 04/01/14 Loan Agreement	03/08/2007	15,000	15,000	15,000	1.00	0.0%
				$139,100		0.0%

(12)  Fair valued security; see Note 1.

(13)  Interest only security.

(14)  Principal only security.

(15)  See Note 3 for cost of investments on a tax basis.

(16)  Company has filed chapter 11 bankruptcy protection.

(17)  Company has emerged from bankruptcy subsequent to March 31, 2007.

(18)  Variable Rate Security - the rate reflect is as of March 31, 2007, maturity date reflects next reset date.

(19)  Perpetual maturity - maturity date reflects the next call date.

TBA — To Be Announced

ADR — American Depository Receipt

REMIC — Real Estate Mortgage Investment Conduit

GDR — Global Depository Receipt

Security Description	Principal Amount	Value (Note 2)
BONDS & NOTES SOLD SHORT — (0.4%)
Federal Home Loan Mtg. Corp. 5.00% due May TBA (Proceeds $(1,551,875))	$(1,600,000)	$(1,545,501)

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of March 31,2007	Unrealized Appreciation (Depreciation)
22	Long	90 Day Euro Dollar	March-08	$5,232,700	$5,240,125	$7,425
40	Short	90 Day Euro Dollar	December-07	9,524,779	9,512,500	12,279
2	Long	Canada 10YR Bond	June-07	196,149	196,644	495
51	Short	Dow Jones Euro Stock 50	June-07	2,633,559	2,790,224	(156,665)
239	Short	Dow Jones Euro Stock 50	June-07	12,341,577	13,075,753	(734,176)
5	Long	Euro-BOBL	June-07	728,087	722,399	(5,688)
20	Long	Euro-Bund	June-07	3,101,464	3,069,628	(31,836)
30	Short	Euro-Bund	June-07	4,652,448	4,604,442	48,006
36	Long	Euro-Bund	June-07	5,582,635	5,525,331	(57,304)
54	Long	Euro 10YR Bond	April-07	3,822,151	4,058,463	236,312
14	Short	Financial Times Stock Exchange 100 Index	June-07	1,668,185	1,736,873	(68,688)
27	Short	Financial Times Stock Exchange 100 Index	June-07	3,217,213	3,349,683	(132,470)
15	Short	Hang Seng Index	April-07	1,886,386	1,907,751	(21,365)
2	Long	Japan 10YR Bond	June-07	2,278,455	2,277,089	(1,366)
18	Short	Japan 10YR Bond	June-07	2,049,930	2,049,991	(61)
3	Long	LIFFE Long Gilt	June-07	640,418	636,332	(4,086)
6	Short	MSCI Singapore Index	April-07	313,837	313,782	55
38	Short	OMXS30 Index	April-07	627,857	646,805	(18,948)
37	Long	Russell Mini	June-07	2,893,104	2,989,600	96,496
281	Short	Russell Mini	June-07	21,970,828	22,704,800	(733,972)
115	Long	S&P 500 EMini	June-07	8,082,837	8,229,400	146,563
722	Long	S&P 500 EMini	June-07	50,746,162	51,666,320	920,158
141	Short	S&P 500 EMini	June-07	9,846,323	10,089,960	(243,637)
14	Long	S&P/MIB Index	June-07	3,628,548	3,822,916	194,368
47	Short	S&P Mid 400 EMini	June-07	3,911,951	4,022,260	(110,309)
38	Long	S&P/TSE 60 Index	June-07	4,950,822	4,981,901	31,079
5	Short	SPI 200	June-07	598,740	609,773	(11,033)
34	Short	SPI 200	June-07	4,071,432	4,146,459	(75,027)
14	Short	Topix Index	June-07	2,022,782	2,032,902	(10,120)
12	Long	US Treasury Long Bond	June-07	1,339,073	1,335,000	(4,073)
16	Short	US Treasury Long Bond	June-07	1,785,345	1,780,000	5,345
17	Short	US Treasury 2 YR Note	June-07	3,474,556	3,483,141	(8,585)
47	Short	US Treasury 5YR Note	June-07	4,974,412	4,972,453	1,959
46	Short	US Treasury 5YR Note	June-07	4,843,210	4,866,656	(23,446)
42	Long	US Treasury 10YR	June-07	4,523,852	4,541,250	17,398
54	Long	US Treasury 10 YR Note	June-07	5,820,438	5,838,750	18,312
17	Short	US Treasury 10YR Note	June-07	1,830,786	1,838,125	(7,339)
70	Long	US Treasury 10YR Note	June-07	7,539,741	7,568,750	29,009
109	Long	US Treasury 10YR Note	June-07	11,474,142	11,531,859	57,717
						$(637,218)

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Total Return Swap

	Notional Amount	Termination Date	Unrealized Appreciation
Agreement with Merrill Lynch dated October 23, 2006 to receive quarterly the total return on the RU20TR Index and pay quarterly the notional amount multiplied by the three month USD-LIBOR plus 0.85%#	$40,001,317	10/26/07	$(910,445)
Agreement with Morgan Stanley dated January 27, 2006 to receive quarterly the total return on the MSCI India Index and pay quarterly the notional amount multiplied by the three month USD-LIBOR plus 4.00%#	754,691	02/08/08	(46,802)
			$(957,247)

#  Fair valued security; see Note 12

Interest Rate Swaps

	Notional Amount	Termination Date	Gross Unrealized Appreciation
Agreement with Lehman Brothers dated August 03, 2006 to receive quarterly 5.57% and pay quarterly the 3 Month USD Libor Rate	$4,660,000	08/03/16	$129,298
Agreement with Lehman Brothers dated August 01, 2006 to receive quarterly 5.45% and pay quarterly the 3 Month USD Libor Rate	1,443,000	08/03/11	25,800
Agreement with JP Morgan dated October 05, 2006 to receive quarterly 5.05% and pay quarterly the 3 Month USD Libor Rate	1,860,000	10/10/13	261
Agreement with Lehman Brothers dated October 19, 2006 to receive quarterly 5.26% and pay quarterly the 3 Month USD Libor Rate	646,000	10/23/08	1,593
Agreement with Lehman Brothers dated October 19, 2006 to receive quarterly 5.33% and pay quarterly the 3 Month USD Libor Rate	260,000	10/23/16	3,185
Agreement with JP Morgan dated November 20, 2006 to receive quarterly 5.09% and pay quarterly the 3 Month USD Libor Rate	4,500,000	11/22/08	792
Agreement with JP Morgan dated Octobr 10, 2006 to receive quarterly 5.23% and pay quarterly the 3 Month USD Libor Rate	4,500,000	10/12/08	8,491
Agreement with JP Morgan dated December 15, 2006 to receive quarterly 5.06% and pay quarterly the 3 Month USD Libor Rate	1,186,000	12/19/16	9,981
			$179,401
	Gross Unrealized Depreciation
Agreement with Lehman Brothers dated August 01, 2006 to receive quarterly 5.42% and pay quarterly the 3 Month USD Libor Rate	$810,000	08/03/08	$(2,810)
Agreement with Lehman Brothers dated September 06, 2006 to receive quarterly 5.33% and pay quarterly the 3 Month USD Libor Rate	1,790,000	09/08/16	(22,238)
Agreement with Goldman Sachs dated November 17, 2006 to receive quarterly 5.09% and pay quarterly the 3 Month USD Libor Rate	3,311,000	11/21/08	(459)
Agreement with JP Morgan dated Novemberr 16, 2006 to receive quarterly 5.17% and pay quarterly the 3 Month USD Libor Rate	3,258,000	11/20/08	(4,084)
Agreement with Goldman Sachs dated October 17, 2006 to receive quarterly 5.32% and pay quarterly the 3 Month USD Libor Rate	174,000	10/19/16	(2,091)
Agreement with Bank of America dated September 28, 2006 to receive quarterly 5.16% and pay quarterly the 3 Month USD Libor Rate	185,000	10/02/16	(84)
Agreement with Lehman Brothers dated October 19, 2006 to receive quarterly 5.25% and pay quarterly the 3 Month USD Libor Rate	646,000	10/23/08	(1,545)
Agreement with Lehman Brothers dated October 19, 2006 to receive quarterly 5.33% and pay quarterly the 3 Month USD Libor Rate	260,000	10/23/16	(3,136)
Agreement with Goldman Sachs dated November 16, 2006 to receive quarterly 5.26% and pay quarterly the 3 Month USD Libor Rate .	736,000	11/20/26	(9,716)
Agreement with JP Morgan dated October 05, 2006 to receive quarterly 5.09% and pay quarterly the 3 Month USD Libor Rate	2,590,000	10/10/13	(4,772)
Agreement with JP Morgan dated November 16, 2006 to receive quarterly 5.27% and pay quarterly the 3 Month USD Libor Rate	734,000	11/20/26	(9,245)
Agreement with Goldman Sachs dated November 16, 2006 to receive quarterly 5.16% and pay quarterly the 3 Month USD Libor Rate	3,267,000	11/20/08	(3,842)
Agreement with Goldman Sachs dated November 17, 2006 to receive quarterly 5.21% and pay quarterly the 3 Month USD Libor Rate	735,000	11/21/26	(14,489)
Agreement with Goldman Sachs dated December 18, 2006 to receive quarterly 5.07% and pay quarterly the 3 Month USD Libor Rate	624,000	12/20/16	(4,568)
			$(83,079)
Net Unrealized Appreciation (Depreciation)			$96,322

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Open Forward Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Appreciation
*	EUR	2,923,600	USD	3,922,746	06/20/07	$4,877
*	JPY	916,343,000	USD	7,841,589	05/16/07	16,673
*	USD	42,250,138	AUD	53,556,900	04/18/07	1,060,319
	USD	13,932,113	CAD	16,228,100	04/18/07	131,803
*	USD	9,560,833	JPY	1,132,330,100	05/16/07	108,460
*	USD	35,036,048	EUR	26,500,600	06/20/07	476,984
*	USD	8,050,084	NOK	49,628,900	06/20/07	132,549
*	USD	5,854,904	GBP	2,982,800	06/20/07	12,625
*	USD	2,694,304	CHF	3,265,800	06/20/07	11,712
*	USD	212,372	SEK	1,490,000	06/20/07	1,956
	ZAR	246,000	USD	34,621	04/18/07	775
						$1,958,733
Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Depreciation
*	AUD	38,718,900	USD	30,312,323	04/18/07	$(998,923)
	CAD	11,812,400	USD	10,047,912	04/18/07	(189,184)
*	CHF	8,512,400	USD	7,030,447	06/20/07	(22,859)
*	CLP	44,055,600	USD	81,434	08/01/07	(510)
*	EUR	30,204,600	USD	40,055,379	06/20/07	(421,324)
*	GBP	10,007,400	USD	19,280,925	06/20/07	(404,841)
*	JPY	3,349,696,900	USD	28,110,707	05/16/07	(493,318)
	NZD	1,576,300	USD	1,079,702	04/18/07	(44,969)
*	NOK	26,785,100	USD	4,342,101	06/20/07	(74,129)
*	SEK	16,909,000	USD	2,410,063	06/20/07	(22,193)
	SGD	450,800	USD	295,219	05/16/07	(2,794)
*	USD	993,131	AUD	1,226,800	04/18/07	(1,041)
	USD	1,030,276	HKD	8,020,700	05/16/07	(2,214)
*	USD	11,338,703	JPY	1,311,377,700	05/16/07	(140,472)
*	USD	6,981	EUR	5,200	06/20/07	(13)
*	USD	2,960,933	GBP	1,503,100	06/20/07	(4,154)
*	USD	82,010	CLP	44,055,600	08/01/07	(66)
						$(2,823,004)
Net Unrealized Appreciation (Depreciation)						$(864,271)

*  Represents partially offsetting forward currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

EUR — Euro

GBP — Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

ZAR — South African Rand

USD — United States Dollar

See Notes to Financials Statements

Seasons Series Trust Stock Portfolio

PORTFOLIO PROFILE — March 31, 2007 (unaudited)

Industry Allocation*
Diversified Manufactured Operations	6.5%
Finance-Investment Banker/Broker	6.4
Medical-HMO	4.7
Medical-Drugs	3.7
Wireless Equipment	3.1
Applications Software	3.0
Medical-Biomedical/Gene	2.9
Oil-Field Services	2.9
Banks-Commercial	2.7
Retail-Drug Store	2.5
Web Portals/ISP	2.5
Semiconductors Components-Intergrated Circuits	2.4
Retail-Discount	2.3
Oil Companies-Integrated	2.2
Banks-Fiduciary	2.0
Networking Products	2.0
Broadcast Services/Program	1.9
Investment Management/Advisor Services	1.8
Consulting Services	1.7
Registered Investment Companies	1.7
Telecom Services	1.7
Cable TV	1.4
E-Commerce/Services	1.4
Medical Instruments	1.4
Retail-Regional Department Stores	1.4
Cellular Telecom	1.3
Electronic Components-Semiconductors	1.3
Finance-Credit Card	1.3
Pharmacy Services	1.3
Data Processing/Management	1.2
Airlines	1.1
E-Commerce/Products	1.1
Insurance-Life/Health	1.1
Medical Products	1.1
Semiconductor Equipment	1.1
Cosmetics & Toiletries	1.0
Oil Companies-Exploration & Production	1.0
Therapeutics	1.0
Beverages-Non-alcoholic	0.9
Computers	0.9
Finance-Mortgage Loan/Banker	0.9
Retail-Building Products	0.9
Diversified Minerals	0.8
Multimedia	0.8
Audio/Video Products	0.7
Computer Aided Design	0.7
Retail-Pet Food & Supplies	0.7
Agricultural Chemicals	0.6
Building-Residential/Commerical	0.6
Casino Hotels	0.6
Casino Services	0.6
Computers-Memory Devices	0.6
Electronic Forms	0.6
Finance-Consumer Loans	0.6
Hotels/Motels	0.6
Telecom Equipment-Fiber Optics	0.6
Transport-Services	0.6
Brewery	0.5
Soap & Cleaning Preparation	0.5
Aerospace/Defense	0.4

Electronic Components-Misc.	0.4%
Finance-Other Services	0.4
Food-Wholesale/Distribution	0.4
Machinery-Construction & Mining	0.4
Machinery-Farming	0.4
Retail-Bedding	0.4
Retail-Hypermarkets	0.4
Apparel Manufacturers	0.3
Food-Retail	0.3
Athletic Footwear	0.2
Cruise Lines	0.2
Distribution/Wholesale	0.2
Entertainment Software	0.2
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007

Security Description	Shares	Value (Note 2)
COMMON STOCK — 98.3%
Aerospace/Defense — 0.4%
General Dynamics Corp.	17,000	$1,298,800
Agricultural Chemicals — 0.6%
Monsanto Co.	36,200	1,989,552
Airlines — 1.1%
Southwest Airlines Co.	240,700	3,538,290
Apparel Manufacturer — 0.3%
Coach, Inc.	16,800	840,840
Applications Software — 3.0%
Infosys Technologies, Ltd.	46,700	2,166,046
Intuit, Inc.	43,100	1,179,216
Microsoft Corp.	216,050	6,021,314
		9,366,576
Athletic Footwear — 0.2%
NIKE, Inc., Class B	7,600	807,576
Audio/Video Products — 0.7%
Harman International Industries, Inc.	22,400	2,152,192
Banks-Commercial — 2.7%
Anglo Irish Bank Corp. PLC	131,700	2,814,903
Erste Bank der Oesterreichischen Sparkassen AG	38,934	3,032,182
UniCredito Italiano SpA	264,899	2,521,291
		8,368,376
Banks-Fiduciary — 2.0%
Northern Trust Corp.	36,200	2,177,068
State Street Corp.	62,800	4,066,300
		6,243,368
Beverages-Non-alcoholic — 0.9%
PepsiCo, Inc.	43,000	2,733,080
Brewery — 0.5%
InBev NV	21,523	1,554,019
Broadcast Services/Program — 1.9%
Clear Channel Communications, Inc.	45,900	1,608,336
Grupo Televisa SA ADR	60,600	1,805,880
Liberty Media Corp.	23,494	2,598,202
		6,012,418
Building-Residential/Commerical — 0.6%
Lennar Corp., Class A	44,100	1,861,461
Cable TV — 1.4%
EchoStar Communications Corp., Class A†	7,900	343,097
Rogers Communications, Inc., Class B	128,200	4,199,832
		4,542,929
Casino Hotels — 0.6%
MGM Mirage, Inc.	12,300	855,096
Wynn Resorts, Ltd.	11,800	1,119,348
		1,974,444
Casino Services — 0.6%
International Game Technology	44,300	1,788,834
Cellular Telecom — 1.3%
America Movil SA de CV, Series L ADR	82,500	3,942,675

Security Description	Shares	Value (Note 2)
Computer Aided Design — 0.7%
Autodesk, Inc.†	54,700	$2,056,720
Computers — 0.9%
Apple Computer, Inc.	20,500	1,904,655
Dell, Inc.	40,900	949,289
		2,853,944
Computers-Memory Devices — 0.6%
EMC Corp.	128,500	1,779,725
Consulting Services — 1.7%
Accenture Ltd., Class A	140,300	5,407,162
Cosmetics & Toiletries — 1.0%
Procter & Gamble Co.	47,492	2,999,595
Cruise Lines — 0.2%
Carnival Corp.(1)	15,500	726,330
Data Processing/Management — 1.2%
Automatic Data Processing, Inc.	74,900	3,625,160
Distribution/Wholesale — 0.2%
Fastenal Co.	21,600	757,080
Diversified Manufactured Operations — 6.5%
Danaher Corp.	65,800	4,701,410
General Electric Co.	358,700	12,683,632
Tyco International, Ltd.	95,100	3,000,405
		20,385,447
Diversified Minerals — 0.8%
BHP Billiton, Ltd.	100,686	2,434,990
E-Commerce/Products — 1.1%
Amazon.com, Inc.	85,400	3,398,066
E-Commerce/Services — 1.4%
eBay, Inc.†	82,500	2,734,875
Liberty Media Corp., Series A†	71,673	1,707,251
		4,442,126
Electronic Components-Misc. — 0.4%
Hon Hai Precision Industry Co., Ltd. GDR	105,100	1,409,391
Electronic Components- Semiconductors — 1.3%
Intel Corp.	60,300	1,153,539
Samsung Electronics Co., Ltd.	884	529,009
Xilinx, Inc.	88,500	2,277,105
		3,959,653
Electronic Forms — 0.6%
Adobe Systems, Inc.	45,500	1,897,350
Entertainment Software — 0.2%
Electronic Arts, Inc.†	14,100	710,076
Finance-Consumer Loans — 0.6%
SLM Corp.	44,500	1,820,050
Finance-Credit Card — 1.3%
American Express Co.	74,800	4,218,720
Finance-Investment Banker/Broker — 6.4%
Charles Schwab Corp.	129,300	2,364,897
Citigroup, Inc.	70,135	3,600,731
E*TRADE Financial Corp.	142,200	3,017,484
Goldman Sachs Group, Inc.	10,800	2,231,604

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Finance-Investment Banker/ Broker (continued)
Morgan Stanley	33,400	$2,630,584
UBS AG	104,100	6,185,261
		20,030,561
Finance-Mortgage Loan/Banker — 0.9%
Countrywide Financial Corp.	65,700	2,210,148
Housing Development Finance Corp.	15,757	549,256
		2,759,404
Finance-Other Services — 0.4%
Chicago Merchantile Exchange Holdings, Inc., Class A	2,400	1,277,904
Food-Retail — 0.3%
Whole Foods Market, Inc.	23,800	1,067,430
Food-Wholesale/Distribution — 0.4%
Sysco Corp.	37,000	1,251,710
Hotel/Motel — 0.6%
Marriott International, Inc., Class A	36,800	1,801,728
Insurance-Life/Health — 1.1%
Prudential Financial, Inc.	36,700	3,312,542
Investment Management/Advisor Services — 1.8%
Franklin Resources, Inc.	27,300	3,298,659
Legg Mason, Inc.	23,300	2,195,093
		5,493,752
Machinery-Construction & Mining — 0.4%
Joy Global, Inc.	27,600	1,184,040
Machinery-Farming — 0.4%
Deere & Co.	11,500	1,249,360
Medical Instruments — 1.4%
Medtronic, Inc.	78,800	3,865,928
St. Jude Medical, Inc.	18,000	676,980
		4,542,908
Medical Products — 1.1%
Stryker Corp.	33,800	2,241,616
Zimmer Holdings, Inc.	12,600	1,076,166
		3,317,782
Medical-Biomedical/Gene — 2.9%
Amgen, Inc.	72,000	4,023,360
Celgene Corp.	29,100	1,526,586
Genentech, Inc.†	41,900	3,440,828
		8,990,774
Medical-Drugs — 3.7%
Eli Lilly & Co.	26,500	1,423,315
Novartis AG	69,046	3,960,422
Roche Holding AG	17,180	3,039,707
Sepracor, Inc.	25,400	1,184,402
Wyeth	38,300	1,916,149
		11,523,995
Medical-HMO — 4.7%
Aetna, Inc.	51,200	2,242,048
Humana, Inc.	19,100	1,108,182
UnitedHealth Group, Inc.	110,700	5,863,779

Security Description	Shares	Value (Note 2)
Medical-HMO (continued)
WellPoint, Inc.	66,200	$5,368,820
		14,582,829
Multimedia — 0.8%
Viacom, Inc., Class B	59,100	2,429,601
Networking Products — 2.0%
Cisco Systems, Inc.	156,100	3,985,233
Juniper Networks, Inc.	113,000	2,223,840
		6,209,073
Oil Companies-Exploration & Production — 1.0%
EOG Resources, Inc.	26,600	1,897,644
Murphy Oil Corp.	26,300	1,404,420
		3,302,064
Oil Companies-Integrated — 2.2%
Exxon Mobil Corp.	40,834	3,080,925
Total SA	54,442	3,814,497
		6,895,422
Oil-Field Services — 2.9%
Baker Hughes, Inc.	47,600	3,147,788
Schlumberger, Ltd.	86,100	5,949,510
		9,097,298
Pharmacy Services — 1.3%
Medco Health Solutions, Inc.†	54,400	3,945,632
Retail-Bedding — 0.4%
Bed Bath & Beyond, Inc.	27,900	1,120,743
Retail-Building Products — 0.9%
Home Depot, Inc.	28,500	1,047,090
Lowe's Cos., Inc.	56,800	1,788,632
		2,835,722
Retail-Discount — 2.3%
Target Corp.	73,800	4,373,388
Wal-Mart Stores, Inc.	62,800	2,948,460
		7,321,848
Retail-Drug Store — 2.5%
CVS Corp.	187,981	6,417,671
Walgreen Co.	33,200	1,523,548
		7,941,219
Retail-Hypermarkets — 0.4%
Wal-Mart de Mexico SA de CV ADR	26,800	1,136,320
Retail-Pet Food & Supplies — 0.7%
PetSmart, Inc.	66,900	2,205,024
Retail-Regional Department Stores — 1.4%
Kohl's Corp.†	56,000	4,290,160
Semiconductor Equipment — 1.1%
Applied Materials, Inc.	67,700	1,240,264
ASML Holding NV	87,800	2,173,050
		3,413,314
Semiconductors Components- Intergrated Circuits — 2.4%
Analog Devices, Inc.	67,000	2,310,830
Marvell Technology Group, Ltd.	172,600	2,901,406

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Semiconductors Components-Intergrated Circuits (continued)
Maxim Integrated Products, Inc.	76,500	$2,249,100
		7,461,336
Soap & Cleaning Preparation — 0.5%
Reckitt Benckiser PLC	29,709	1,546,927
Telecom Equipment-Fiber Optics — 0.6%
Corning, Inc.	85,000	1,932,900
Telecom Services — 1.7%
Amdocs, Ltd.†	83,600	3,049,728
Bharti Tele-Ventures, Ltd.	127,365	2,247,412
		5,297,140
Therapeutics — 1.0%
Gilead Sciences, Inc.	42,700	3,266,550
Transport-Services — 0.6%
Expeditors International of Washington, Inc.	46,200	1,908,984
Web Portals/ISP — 2.5%
Google, Inc., Class A†	13,200	6,047,712
Yahoo!, Inc.†	52,700	1,648,983
		7,696,695
Wireless Equipment — 3.1%
American Tower Corp., Class A†	128,000	4,985,600
QUALCOMM, Inc.	49,400	2,107,404
Telefonaktiebolaget LM Ericsson, Class B	668,300	2,459,659
		9,552,663
Total Long-Term Investment Securities (cost $254,729,868)		307,090,369
SHORT-TERM INVESTMENT SECURITIES — 1.7%
Registered Investment Company — 1.7%
T. Rowe Price Reserve Investment Fund (cost $5,244,168)	5,244,168	5,244,168
TOTAL INVESTMENTS (cost $259,974,036)(2)	100.0%	312,334,537
Liabilities in excess of other assets	0.0	(134,725)
NET ASSETS	100.0%	$312,199,812

†  Non-income producing security

(1)  Consists of more than one class of securities traded together as a unit.

(2)  See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

GDR — Global Depository Receipt

See Notes to Financial Statements

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2007 (unaudited)

Industry Allocation*
Oil Companies-Integrated	6.8%
Computers	5.3
Finance-Investment Banker/Broker	5.3
Medical-Biomedical/Gene	5.1
Web Portals/ISP	3.6
U.S. Government Agencies	3.3
Medical-Drugs	2.8
Oil Companies-Exploration & Production	2.8
Wireless Equipment	2.6
Agricultural Chemicals	2.4
Oil-Field Services	2.4
Retail-Discount	2.3
Casino Hotels	2.1
Applications Software	2.0
Commercial Services-Finance	2.0
Finance-Credit Card	1.7
Retail-Building Products	1.7
Banks-Super Regional	1.6
Beverages-Non-alcoholic	1.6
Cosmetics & Toiletries	1.6
Finance-Mortgage Loan/Banker	1.6
Medical Products	1.6
Networking Products	1.6
Retail-Major Department Stores	1.6
Multimedia	1.5
Therapeutics	1.5
Consumer Products-Misc.	1.4
Medical Instruments	1.4
Index Fund	1.3
Diversified Manufactured Operations	1.1
Advertising Sales	1.0
Entertainment Software	1.0
Insurance-Multi-line	1.0
Telephone-Integrated	1.0
Aerospace/Defense-Equipment	0.9
Data Processing/Management	0.9
Audio/Video Products	0.8
Electric-Generation	0.7
Retail-Restaurants	0.7
Semiconductors Components-Intergrated Circuits	0.7
Agricultural Operations	0.6
Computers-Memory Devices	0.6
Medical-HMO	0.6
Oil Refining & Marketing	0.6
Optical Supplies	0.6
Retail-Drug Store	0.6
Telecom Services	0.6
Aerospace/Defense	0.5
Cable TV	0.5
Electronic Components-Semiconductors	0.5
Finance-Other Services	0.5
Industrial Automated/Robotic	0.5
Instruments-Scientific	0.5
Investment Management/Advisor Services	0.5
Tobacco	0.5
Computer Services	0.4
Enterprise Software/Service	0.4
Transport-Services	0.4
Distribution/Wholesale	0.3
Home Decoration Products	0.3

Internet Security	0.3%
Investment Companies	0.3
Oil Field Machinery & Equipment	0.3
Retail-Apparel/Shoe	0.3
Repurchase Agreements	0.3
Theaters	0.3
Apparel Manufacturers	0.2
Brewery	0.2
E-Commerce/Services	0.2
Electric-Integrated	0.2
Electronic Components-Misc.	0.2
Food-Misc.	0.2
Insurance-Life/Health	0.2
Metal Processors & Fabrication	0.2
Oil & Gas Drilling	0.2
Retail-Mail Order	0.2
Advertising Agencies	0.1
Athletic Footwear	0.1
Banks-Commercial	0.1
Banks-Fiduciary	0.1
Building-Residential/Commerical	0.1
Casino Services	0.1
Chemicals-Specialty	0.1
Cruise Lines	0.1
E-Commerce/Products	0.1
Electric Products-Misc.	0.1
Electronic Forms	0.1
Electronics-Military	0.1
Finance-Consumer Loans	0.1
Financial Guarantee Insurance	0.1
Food-Confectionery	0.1
Food-Wholesale/Distribution	0.1
Hotels/Motels	0.1
Industrial Gases	0.1
Insurance-Property/Casualty	0.1
Machinery-Construction & Mining	0.1
Machinery-Farming	0.1
Medical Labs & Testing Services	0.1
Medical-Generic Drugs	0.1
Medical-Wholesale Drug Distribution	0.1
Mining	0.1
Motorcycle/Motor Scooter	0.1
Office Automation & Equipment	0.1
Pharmacy Services	0.1
Pipelines	0.1
Real Estate Investment Trusts	0.1
Retail-Bedding	0.1
Retail-Consumer Electronics	0.1
Retail-Office Supplies	0.1
Retail-Regional Department Stores	0.1
Semiconductor Equipment	0.1
Steel-Producers	0.1
Telecom Equipment-Fiber Optics	0.1
Transport-Rail	0.1
99.9%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007

Security Description	Shares	Value (Note 2)
COMMON STOCK — 95.0%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.†	1,620	$19,942
Omnicom Group, Inc.	2,060	210,903
		230,845
Advertising Sales — 1.0%
Lamar Advertising Co., Class A	37,255	2,345,947
Aerospace/Defense — 0.5%
Boeing Co.	5,060	449,885
General Dynamics Corp.	5,000	382,000
Lockheed Martin Corp.	2,010	195,010
Rockwell Collins, Inc.	2,070	138,545
		1,165,440
Aerospace/Defense-Equipment — 0.9%
United Technologies Corp.	32,620	2,120,300
Agricultural Chemicals — 2.4%
Monsanto Co.	29,290	1,609,779
Potash Corp. of Saskatchewan, Inc.	17,840	2,853,151
Syngenta AG	6,971	1,333,792
		5,796,722
Agricultural Operations — 0.6%
Archer-Daniels-Midland Co.	4,990	183,133
Bunge, Ltd.	15,465	1,271,532
		1,454,665
Airlines — 0.0%
Southwest Airlines Co.	3,500	51,450
Apparel Manufacturers — 0.2%
Coach, Inc.†	4,560	228,228
Liz Claiborne, Inc.	1,280	54,848
Polo Ralph Lauren Corp.	760	66,994
VF Corp.	460	38,005
		388,075
Applications Software — 2.0%
Citrix Systems, Inc.†	2,230	71,427
Intuit, Inc.†	4,220	115,459
Microsoft Corp.	173,510	4,835,724
		5,022,610
Athletic Footwear — 0.1%
NIKE, Inc., Class B	2,330	247,586
Audio/Video Products — 0.8%
Harman International Industries, Inc.	9,920	953,114
Sony Corp. ADR	19,900	1,004,751
		1,957,865
Banks-Commercial — 0.1%
Commerce Bancorp, Inc.	2,310	77,108
Compass Bancshares, Inc.	630	43,344
M&T Bank Corp.	440	50,965
Synovus Financial Corp.	2,010	65,003
		236,420
Banks-Fiduciary — 0.1%
Mellon Financial Corp.	1,950	84,123
Northern Trust Corp.	950	57,133
State Street Corp.	2,180	141,155
		282,411

Security Description	Shares	Value (Note 2)
Banks-Super Regional — 1.6%
SunTrust Banks, Inc.	9,770	$811,301
Wells Fargo & Co.	92,170	3,173,413
		3,984,714
Beverages-Non-alcoholic — 1.6%
Coca-Cola Co.	14,900	715,200
Pepsi Bottling Group, Inc.	1,620	51,662
PepsiCo, Inc.	51,210	3,254,907
		4,021,769
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	970	63,593
Constellation Brands, Inc., Class A†	1,540	32,617
		96,210
Brewery — 0.2%
Anheuser-Busch Cos., Inc.	9,410	474,829
Broadcast Services/Program — 0.0%
Clear Channel Communications, Inc.	3,060	107,222
Building & Construction Products-Misc. — 0.0%
Vulcan Materials Co.	460	53,581
Building Products-Air & Heating — 0.0%
American Standard Cos., Inc.	2,150	113,993
Building-Residential/Commerical — 0.1%
Centex Corp.	850	35,513
D.R. Horton, Inc.	3,370	74,140
KB Home Corp.	520	22,189
Lennar Corp., Class A	990	41,788
Pulte Homes, Inc.	1,570	41,542
		215,172
Cable TV — 0.5%
Comcast Corp., Class A (non-voting)†	34,605	881,389
Comcast Corp., Class A†	12,270	318,406
DIRECTV Group, Inc.†	3,250	74,978
		1,274,773
Casino Hotels — 2.1%
Boyd Gaming Corp.	35,085	1,671,449
Harrah's Entertainment, Inc.	33,650	2,841,743
Melco PBL Entertainment Macau, Ltd. ADR†	35,795	577,731
		5,090,923
Casino Services — 0.1%
International Game Technology	4,170	168,385
Chemicals-Specialty — 0.1%
Ecolab, Inc.	2,190	94,170
Hercules, Inc.†	700	13,678
International Flavors & Fragrances, Inc.	960	45,331
Sigma-Aldrich Corp.	1,630	67,678
		220,857
Coal — 0.0%
CONSOL Energy, Inc.	990	38,739
Peabody Energy Corp.	1,040	41,849
		80,588
Coatings/Paint — 0.0%
Sherwin-Williams Co.	940	62,078

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Commercial Services — 0.0%
Convergys Corp.†	1,050	$26,681
Commercial Services-Finance — 2.0%
Equifax, Inc.	910	33,170
H&R Block, Inc.	3,970	83,529
Moody's Corp.	55,555	3,447,743
The Western Union Co.	65,920	1,446,944
		5,011,386
Computer Aided Design — 0.0%
Autodesk, Inc.†	2,860	107,536
Computer Services — 0.4%
Affiliated Computer Services, Inc., Class A†	1,220	71,833
Cognizant Technology Solutions Corp., Class A†	9,770	862,398
		934,231
Computers — 5.3%
Apple Computer, Inc.†	64,120	5,957,389
Dell, Inc.†	28,010	650,112
International Business Machines Corp.	18,560	1,749,466
Research In Motion, Ltd.†	18,100	2,470,469
Sun Microsystems, Inc.†	348,625	2,095,236
		12,922,672
Computers-Integrated Systems — 0.0%
NCR Corp.†	1,130	53,980
Computers-Memory Devices — 0.6%
EMC Corp.†	79,480	1,100,798
Network Appliance, Inc.†	4,580	167,262
SanDisk Corp.†	2,800	122,640
		1,390,700
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	1,180	68,983
Consumer Products-Misc. — 1.4%
Clorox Co.	1,870	119,100
Fortune Brands, Inc.	20,080	1,582,706
Kimberly-Clark Corp.	26,110	1,788,274
		3,490,080
Containers-Metal/Glass — 0.0%
Ball Corp.	1,270	58,230
Containers-Paper/Plastic — 0.0%
Pactiv Corp.†	1,640	55,334
Sealed Air Corp.	1,000	31,600
		86,934
Cosmetics & Toiletries — 1.6%
Avon Products, Inc.	5,440	202,694
Colgate-Palmolive Co.	6,330	422,781
Procter & Gamble Co.	51,930	3,279,899
The Estee Lauder Cos., Inc.	1,430	69,855
		3,975,229
Cruise Lines — 0.1%
Carnival Corp.	3,440	161,198

Security Description	Shares	Value (Note 2)
Data Processing/Management — 0.9%
Automatic Data Processing, Inc.	6,790	$328,636
Fidelity National Information Services, Inc.	2,010	91,375
First Data Corp.	59,920	1,611,848
Fiserv, Inc.†	2,100	111,426
Paychex, Inc.	4,180	158,296
		2,301,581
Dental Supplies & Equipment — 0.0%
Patterson Cos, Inc.†	1,720	61,043
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	1,270	100,978
Distribution/Wholesale — 0.3%
W.W. Grainger, Inc.	8,560	661,174
Diversified Manufactured Operations — 1.1%
3M Co.	5,970	456,287
Cooper Industries, Ltd.	900	40,491
Danaher Corp.	2,940	210,063
Dover Corp.	830	40,512
General Electric Co.	50,720	1,793,459
Illinois Tool Works, Inc.	2,550	131,580
ITT, Inc.	2,240	135,117
		2,807,509
Drug Delivery Systems — 0.0%
Hospira, Inc.†	1,920	78,528
E-Commerce/Products — 0.1%
Amazon.com, Inc.†	3,840	152,794
E-Commerce/Services — 0.2%
eBay, Inc.†	14,010	464,432
Monster Worldwide, Inc.†	700	33,159
		497,591
Electric Products-Misc. — 0.1%
Emerson Electric Co.	3,350	144,352
Molex, Inc.	650	18,330
		162,682
Electric-Generation — 0.7%
The AES Corp.†	84,275	1,813,598
Electric-Integrated — 0.2%
Allegheny Energy, Inc.†	490	24,079
Constellation Energy Group, Inc.	1,250	108,687
Edison International	2,090	102,682
Exelon Corp.	4,050	278,275
		513,723
Electronic Components-Misc. — 0.2%
Jabil Circuit, Inc.	19,040	407,646
Electronic Components- Semiconductors — 0.5%
Altera Corp.†	2,420	48,376
Broadcom Corp.†	2,970	95,248
Intel Corp.	32,000	612,160
LSI Logic Corp.†	3,320	34,661
National Semiconductor Corp.	3,500	84,490
NVIDIA Corp.†	4,380	126,056
PMC - Sierra, Inc.†	760	5,328
QLogic Corp.†	1,960	33,320
Texas Instruments, Inc.	7,120	214,312

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Electronic Components- Semiconductors (continued)
Xilinx, Inc.	1,880	$48,372
		1,302,323
Electronic Forms — 0.1%
Adobe Systems, Inc.†	7,260	302,742
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.†	1,190	40,091
Tektronix, Inc.	360	10,138
		50,229
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	1,540	134,704
Engineering/R&D Services — 0.0%
Fluor Corp.	360	32,299
Enterprise Software/Service — 0.4%
BMC Software, Inc.†	980	30,174
CA, Inc.	1,170	30,315
Oracle Corp.†	49,200	891,996
		952,485
Entertainment Software — 1.0%
Electronic Arts, Inc.†	48,265	2,430,625
Filtration/Separation Products — 0.0%
Pall Corp.	760	28,880
Finance-Consumer Loans — 0.1%
SLM Corp.	5,060	206,954
Finance-Credit Card — 1.7%
American Express Co.	65,935	3,718,734
Capital One Financial Corp.	5,060	381,828
		4,100,562
Finance-Investment Banker/Broker — 5.3%
Charles Schwab Corp.	68,730	1,257,071
E*TRADE Financial Corp.	2,690	57,082
Goldman Sachs Group, Inc.	18,200	3,760,666
KKR Private Equity Investors LP	95,199	2,308,576
Lazard, Ltd.	49,205	2,469,107
Lehman Brothers Holdings, Inc.	7,220	505,905
Merrill Lynch & Co., Inc.	12,240	999,641
Morgan Stanley	10,780	849,033
The Bear Stearns Cos., Inc.	5,745	863,761
		13,070,842
Finance-Mortgage Loan/Banker — 1.6%
Countrywide Financial Corp.	7,270	244,563
Fannie Mae	15,740	859,089
Freddie Mac	49,180	2,925,718
		4,029,370
Finance-Other Services — 0.5%
Chicago Merchantile Exchange Holdings, Inc., Class A	2,070	1,102,192
Financial Guarantee Insurance — 0.1%
Ambac Financial Group, Inc.	1,260	108,851
MBIA, Inc.	1,000	65,490
MGIC Investment Corp.	630	37,120
		211,461

Security Description	Shares	Value (Note 2)
Food-Confectionery — 0.1%
Hershey Co.	2,130	$116,426
WM Wrigley Jr. Co.	2,690	137,002
		253,428
Food-Dairy Products — 0.0%
Dean Foods Co.	910	42,533
Food-Misc. — 0.2%
Campbell Soup Co.	2,690	104,776
General Mills, Inc.	1,870	108,871
Kellogg Co.	3,090	158,919
McCormick & Co., Inc.	1,610	62,017
		434,583
Food-Retail — 0.0%
Whole Foods Market, Inc.	990	44,402
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	7,610	257,446
Home Decoration Products — 0.3%
Newell Rubbermaid, Inc.	21,230	660,041
Hotels/Motels — 0.1%
Hilton Hotels Corp.	2,830	101,767
Marriott International, Inc., Class A	2,320	113,587
Starwood Hotels & Resorts Worldwide, Inc.	1,190	77,172
		292,526
Human Resources — 0.0%
Robert Half International, Inc.	930	34,419
Industrial Automated/Robotic — 0.5%
Rockwell Automation, Inc.	19,390	1,160,879
Industrial Gases — 0.1%
Praxair, Inc.	3,950	248,692
Instruments-Scientific — 0.5%
Applera Corp.	2,260	66,828
Thermo Fisher Scientific, Inc.†	22,150	1,035,513
Waters Corp.†	1,250	72,500
		1,174,841
Insurance-Life/Health — 0.2%
AFLAC, Inc.	4,060	191,064
CIGNA Corp.	660	94,156
Principal Financial Group	1,390	83,219
Torchmark Corp.	750	49,192
		417,631
Insurance-Multi-line — 1.0%
American International Group, Inc.(1)	32,080	2,156,418
MetLife, Inc.	3,990	251,968
		2,408,386
Insurance-Property/Casualty — 0.1%
Progressive Corp.	9,180	200,308
Internet Security — 0.3%
CheckFree Corp.†	15,440	572,670
Symantec Corp.	11,400	197,220
VeriSign, Inc.†	1,510	37,931
		807,821
Investment Companies — 0.3%
KKR Private Equity Investors LLP	27,690	671,482

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	1,800	$102,852
Federated Investors, Inc., Class B	1,100	40,392
Franklin Resources, Inc.	1,140	137,746
Janus Capital Group, Inc.	750	15,682
Legg Mason, Inc.	8,810	829,990
T. Rowe Price Group, Inc.	1,730	81,639
		1,208,301
Linen Supply & Related Items — 0.0%
Cintas Corp.	1,670	60,287
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	4,380	293,591
Terex Corp.†	600	43,056
		336,647
Machinery-Farming — 0.1%
Deere & Co.	1,260	136,886
Medical Information Systems — 0.0%
IMS Health, Inc.	2,410	71,481
Medical Instruments — 1.4%
Boston Scientific Corp.†	14,600	212,284
Medtronic, Inc.	43,440	2,131,166
St. Jude Medical, Inc.†	26,170	984,254
		3,327,704
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings	1,510	109,672
Quest Diagnostics, Inc.	1,960	97,745
		207,417
Medical Products — 1.6%
Baxter International, Inc.	16,550	871,688
Becton, Dickinson & Co.	3,020	232,208
Biomet, Inc.	3,020	128,320
Johnson & Johnson	35,680	2,150,077
Stryker Corp.	3,680	244,058
Varian Medical Systems, Inc.†	1,580	75,350
Zimmer Holdings, Inc.†	2,920	249,397
		3,951,098
Medical-Biomedical/Gene — 5.1%
Amgen, Inc.†	42,730	2,387,753
Biogen Idec, Inc.†	2,240	99,411
Celgene Corp.†	71,470	3,749,316
Charles River Laboratories International, Inc.†	9,520	440,395
Genentech, Inc.†	49,690	4,080,543
Genzyme Corp.†	3,250	195,065
MedImmune, Inc.†	42,900	1,561,131
Millipore Corp.†	670	48,555
		12,562,169
Medical-Drugs — 2.8%
Abbott Laboratories	10,650	594,270
Allergan, Inc.	1,900	210,558
Eli Lilly & Co.	5,840	313,666
Forest Laboratories, Inc.†	3,920	201,645
King Pharmaceuticals, Inc.†	2,010	39,537

Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
Pfizer, Inc.	48,930	$1,235,972
Roche Holding AG	14,133	2,500,593
Schering-Plough Corp.	7,520	191,835
Wyeth	30,240	1,512,907
		6,800,983
Medical-Generic Drugs — 0.1%
Barr Pharmaceuticals, Inc.†	1,320	61,182
Mylan Laboratories, Inc.	3,020	63,843
Watson Pharmaceuticals, Inc.†	670	17,708
		142,733
Medical-HMO — 0.6%
Coventry Health Care, Inc.†	1,970	110,419
Humana, Inc.†	2,060	119,521
UnitedHealth Group, Inc.	16,700	884,599
WellPoint, Inc.†	3,020	244,922
		1,359,461
Medical-Nursing Homes — 0.0%
Manor Care, Inc.	600	32,616
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc.	4,940	360,373
Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	4,415	459,381
Mining — 0.1%
Newmont Mining Corp.	5,560	233,464
Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	3,180	186,825
Multimedia — 1.5%
E.W. Scripps Co., Class A	600	26,808
McGraw-Hill Cos., Inc.	35,130	2,208,974
Meredith Corp.	270	15,495
News Corp., Class A	9,840	227,501
The Walt Disney Co.	10,610	365,302
Viacom, Inc., Class B†	22,588	928,593
		3,772,673
Networking Products — 1.6%
Cisco Systems, Inc.†	156,150	3,986,510
Juniper Networks, Inc.†	2,740	53,923
		4,040,433
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	2,720	123,461
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	520	33,415
Oil & Gas Drilling — 0.2%
ENSCO International, Inc.	1,010	54,944
Nabors Industries, Ltd.†	3,430	101,768
Noble Corp.	1,660	130,609
Transocean, Inc.†	1,630	133,171
		420,492
Oil Companies-Exploration & Production — 2.8%
Anadarko Petroleum Corp.	5,710	245,416
Apache Corp.	15,445	1,091,961
Canadian Natural Resources, Ltd.	37,130	2,049,205

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Oil Companies-Exploration & Production (continued)
Chesapeake Energy Corp.	33,970	$1,048,993
Devon Energy Corp.	5,480	379,326
EOG Resources, Inc.	15,830	1,129,312
Murphy Oil Corp.	2,310	123,354
Quicksilver Resources, Inc.†	13,210	525,362
XTO Energy, Inc.	4,540	248,837
		6,841,766
Oil Companies-Integrated — 6.8%
Chevron Corp.	13,830	1,022,867
ConocoPhillips	35,830	2,448,980
Exxon Mobil Corp.	70,200	5,296,590
Hess Corp.	19,380	1,075,009
Occidental Petroleum Corp.	27,055	1,334,082
Suncor Energy, Inc.	71,610	5,467,423
		16,644,951
Oil Field Machinery & Equipment — 0.3%
Grant Prideco, Inc.†	9,730	484,943
National-Oilwell Varco, Inc.†	2,170	168,805
		653,748
Oil Refining & Marketing — 0.6%
Sunoco, Inc.	870	61,283
Valero Energy Corp.	20,950	1,351,065
		1,412,348
Oil-Field Services — 2.4%
Baker Hughes, Inc.	30,590	2,022,917
BJ Services Co.	3,620	100,998
Halliburton Co.	6,900	219,006
Schlumberger, Ltd.	37,250	2,573,975
Smith International, Inc.	2,460	118,203
Weatherford International, Ltd.†	20,180	910,118
		5,945,217
Optical Supplies — 0.6%
Alcon, Inc.	10,970	1,446,065
Pharmacy Services — 0.1%
Express Scripts, Inc.†	1,670	134,802
Pipelines — 0.1%
Questar Corp.	1,060	94,562
Spectra Energy Corp.	1,630	42,820
Williams Cos., Inc.	2,360	67,166
		204,548
Real Estate Investment Trusts — 0.1%
AvalonBay Communities, Inc.	320	41,600
Kimco Realty Corp.	920	44,841
Public Storage, Inc.	610	57,749
Vornado Realty Trust	630	75,184
		219,374
Real Estate Management/ Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	1,360	46,485

Security Description	Shares	Value (Note 2)
Retail-Apparel/Shoe — 0.3%
Abercrombie & Fitch Co., Class A	1,090	$82,491
Chico's FAS, Inc.†	16,550	404,317
Gap, Inc.	3,180	54,728
Nordstrom, Inc.	1,750	92,645
		634,181
Retail-Auto Parts — 0.0%
AutoZone, Inc.†	610	78,165
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	3,490	140,193
Retail-Building Products — 1.7%
Home Depot, Inc.	51,460	1,890,640
Lowe's Cos., Inc.	72,150	2,272,004
		4,162,644
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	4,990	243,113
RadioShack Corp.	1,680	45,410
		288,523
Retail-Discount — 2.3%
Big Lots, Inc.†	580	18,142
Dollar General Corp.	2,460	52,029
Family Dollar Stores, Inc.	1,100	32,582
Target Corp.	35,260	2,089,508
TJX Cos., Inc.	5,610	151,246
Wal-Mart Stores, Inc.	68,250	3,204,337
		5,547,844
Retail-Drug Store — 0.6%
CVS Corp.	22,910	782,147
Walgreen Co.	12,340	566,283
		1,348,430
Retail-Jewelry — 0.0%
Tiffany & Co.	1,670	75,952
Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	11,340	402,116
Retail-Major Department Stores — 1.6%
J.C. Penney Co., Inc.	47,830	3,929,713
Retail-Office Supplies — 0.1%
Office Depot, Inc.†	1,840	64,658
Staples, Inc.	8,840	228,425
		293,083
Retail-Regional Department Stores — 0.1%
Kohl's Corp.†	4,030	308,738
Retail-Restaurants — 0.7%
Darden Restaurants, Inc.	1,790	73,730
McDonald's Corp.	8,160	367,608
Starbucks Corp.†	35,930	1,126,765
Wendy's International, Inc.	540	16,902
Yum! Brands, Inc.	3,250	187,720
		1,772,725
Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	3,660	50,069
Sovereign Bancorp, Inc.	1,560	39,686
		89,755

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
School — 0.0%
Apollo Group, Inc., Class A†	1,730	$75,947
Semiconductor Equipment — 0.1%
Applied Materials, Inc.	6,030	110,470
KLA-Tencor Corp.	2,460	131,167
Novellus Systems, Inc.†	670	21,453
		263,090
Semiconductors Components- Intergrated Circuits — 0.7%
Analog Devices, Inc.	1,730	59,668
SLinear Technology Corp.	52,040	1,643,943
Maxim Integrated Products, Inc.	2,490	73,206
		1,776,817
Steel-Producer — 0.1%
Nucor Corp.	3,710	241,632
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	390	41,609
Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	250	6,988
Corning, Inc.†	5,420	123,251
JDS Uniphase Corp.†	650	9,899
		140,138
Telecom Services — 0.6%
NeuStar Inc., Class A†	14,800	420,912
Time Warner Telecom, Inc., Class A†	53,865	1,118,776
		1,539,688
Telecommunication Equipment — 0.0%
Avaya, Inc.†	1,120	13,227
Telephone-Integrated — 1.0%
Level 3 Communications, Inc.†	257,685	1,571,878
Sprint Nextel Corp.	52,780	1,000,709
		2,572,587
Theater — 0.3%
National CineMedia, Inc.†	25,360	677,112
Therapeutics — 1.5%
Amylin Pharmaceuticals, Inc.†	8,820	329,515
Gilead Sciences, Inc.†	44,640	3,414,960
		3,744,475
Tobacco — 0.5%
Altria Group, Inc.	12,940	1,136,261
UST, Inc.	1,310	75,954
		1,212,215
Tools-Hand Held — 0.0%
Black & Decker Corp.	810	66,112
Toys — 0.0%
Mattel, Inc.	2,180	60,103
Transport-Rail — 0.1%
Burlington Northern Santa Fe Corp.	1,900	152,817
Norfolk Southern Corp.	1,760	89,056
		241,873
Transport-Services — 0.4%
C.H. Robinson Worldwide, Inc.	2,130	101,707
FedEx Corp.	2,420	259,981
United Parcel Service, Inc., Class B	8,550	599,355
		961,043
Web Portals/ISP — 3.6%
Google, Inc., Class A†	13,620	6,240,139
Yahoo!, Inc.†	85,010	2,659,963
		8,900,102

Security Description	Shares/ Principal Amount	Value (Note 2)
Wireless Equipment — 2.6%
American Tower Corp., Class A†	56,530	$2,201,844
Crown Castle International Corp.†	15,270	490,625
QUALCOMM, Inc.	85,150	3,632,499
		6,324,968
Total Common Stock (cost $208,221,012)		233,479,607
Index Fund — 1.3%
iShares S&P 500 Growth Index Fund (cost $3,249,230)	49,600	3,205,648
Total Long-Term Investment Securities (cost $211,470,242)		236,685,255
SHORT-TERM INVESTMENT SECURITIES — 3.3%
U.S. Government Agencies — 3.3%
Federal Home Loan Bank Cons. Disc. Notes 4.97% due 04/02/07	$700,000	699,904
5.00% due 04/02/07	7,400,000	7,398,972
		8,098,876
U.S. Government Treasuries — 0.0%
United States Treasury Bills 4.88% due 06/14/07(2)	60,000	59,405
Total Short-Term Investment Securities (cost $8,158,274)		8,158,281
REPURCHASE AGREEMENTS — 0.3%
Agreement with State Street Bank & Trust Co., bearing interest at 3.65%, dated 03/31/07, to be repurchased 04/02/07 in the amount of $192,058 and collateralized by $145,000 of United States Treasury Bonds, bearing interest at 8.88%, due 02/15/19 and having an approximate value of $199,952	192,000	192,000
Agreement with State Street Bank & Trust Co., bearing interest at 4.35%, dated 03/31/07, to be repurchased 04/02/07 in the amount of $400,145 and collateralized by $305,000 of United States Treasury Bonds, bearing interest at 8.00%, due 11/15/21 and having an approximate value of $413,656	400,000	400,000
Total Repurchase Agreements (cost $592,000)		592,000
TOTAL INVESTMENTS (cost $220,220,516)(3)	99.9%	245,435,536
Other assets less liabilities	0.1	333,045
NET ASSETS	100.0%	$245,768,581

†  Non-income producing security

(1)  Security represents an investment in an affiliated company; see Note 8.

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)  See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of March 31, 2007	Unrealized Appreciation (Depreciation)
4	Long	S&P Barra Growth Index	June 2007	$639,480	$655,200	$15,720

See Notes to Financial Statements

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO PROFILE — March 31, 2007 (unaudited)

Industry Allocation*
Finance-Investment Banker/Broker	7.0%
Diversified Manufactured Operations	6.2
Oil Companies-Integrated	5.0
Medical-Drugs	4.1
Banks-Super Regional	3.3
Medical-HMO	2.6
Applications Software	2.3
Computers	2.3
Oil-Field Services	2.3
Telephone-Integrated	2.3
Medical-Biomedical/Gene	2.2
Retail-Discount	1.9
Wireless Equipment	1.9
Electric-Integrated	1.7
Electronic Components-Semiconductors	1.7
Networking Products	1.7
Medical Products	1.5
Retail-Drug Store	1.5
Web Portals/ISP	1.5
Cosmetics & Toiletries	1.4
Multimedia	1.4
Beverages-Non-alcoholic	1.3
Finance-Credit Card	1.3
Retail-Building Products	1.3
Banks-Commercial	1.2
Cable TV	1.2
Finance-Mortgage Loan/Banker	1.1
Index Fund-Large Cap	1.1
Medical Instruments	1.1
Telecom Services	1.1
Aerospace/Defense	1.0
E-Commerce/Services	1.0
Tobacco	1.0
Banks-Fiduciary	0.9
Insurance-Multi-line	0.9
Semiconductors Components-Intergrated Circuits	0.9
Broadcast Services/Program	0.8
Investment Management/Advisor Services	0.8
Transport-Services	0.8
Consulting Services	0.7
Food-Misc.	0.7
Insurance-Life/Health	0.7
Oil Companies-Exploration & Production	0.7
Aerospace/Defense-Equipment	0.6
Chemicals-Diversified	0.6
Data Processing/Management	0.6
Finance-Consumer Loans	0.6
Oil Refining & Marketing	0.6
Registered Investment Companies	0.6
Retail-Regional Department Stores	0.6
Cellular Telecom	0.5
Enterprise Software/Service	0.5
Food-Confectionery	0.5
Food-Wholesale/Distribution	0.5
Pharmacy Services	0.5
Retail-Office Supplies	0.5
Semiconductor Equipment	0.5
Therapeutics	0.5
Airlines	0.4
Distribution/Wholesale	0.4

E-Commerce/Products	0.4%
Medical-Wholesale Drug Distribution	0.4
Paper & Related Products	0.4
Real Estate Investment Trusts	0.4
Repurchase Agreements	0.4
U.S. Government Agencies	0.4
Agricultural Chemicals	0.3
Audio/Video Products	0.3
Brewery	0.3
Building-Residential/Commerical	0.3
Casino Hotels	0.3
Computer Aided Design	0.3
Computers-Memory Devices	0.3
Diversified Minerals	0.3
Electronic Forms	0.3
Hotels/Motels	0.3
Industrial Automated/Robotic	0.3
Machinery-Construction & Mining	0.3
Metal-Aluminum	0.3
Retail-Pet Food & Supplies	0.3
Retail-Restaurants	0.3
Telecom Equipment-Fiber Optics	0.3
Apparel Manufacturers	0.2
Casino Services	0.2
Electronic Components-Misc.	0.2
Finance-Other Services	0.2
Food-Retail	0.2
Insurance-Property/Casualty	0.2
Machinery-Farming	0.2
Pipelines	0.2
Retail-Bedding	0.2
Soap & Cleaning Preparation	0.2
Transport-Rail	0.2
Advertising Agencies	0.1
Agricultural Operations	0.1
Athletic Footwear	0.1
Auto-Cars/Light Trucks	0.1
Auto-Heavy Duty Trucks	0.1
Auto/Truck Parts & Equipment-Original	0.1
Building & Construction Products-Misc.	0.1
Chemicals-Specialty	0.1
Coal	0.1
Commercial Services-Finance	0.1
Computer Services	0.1
Consumer Products-Misc.	0.1
Cruise Lines	0.1
Electric Products-Misc.	0.1
Entertainment Software	0.1
Financial Guarantee Insurance	0.1
Forestry	0.1
Gas-Distribution	0.1
Industrial Gases	0.1
Instruments-Scientific	0.1
Insurance Brokers	0.1
Internet Security	0.1
Metal-Diversified	0.1
Mining	0.1
Non-Hazardous Waste Disposal	0.1
Office Automation & Equipment	0.1
Oil & Gas Drilling	0.1

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO PROFILE — March 31, 2007 (unaudited) (continued)

Publishing-Newspapers	0.1%
Retail-Apparel/Shoe	0.1
Retail-Consumer Electronics	0.1
Retail-Hypermarkets	0.1
Retail-Major Department Stores	0.1
Savings & Loans/Thrifts	0.1
Steel-Producers	0.1
Television	0.1
U.S. Government Treasuries	0.1
99.4%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 96.9%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.†	627	$7,718
Omnicom Group, Inc.	218	22,319
		30,037
Aerospace/Defense — 1.0%
Boeing Co.	2,809	249,748
General Dynamics Corp.	1,517	115,899
Lockheed Martin Corp.	455	44,144
Northrop Grumman Corp.	452	33,548
Raytheon Co.	568	29,797
Rockwell Collins, Inc.	213	14,256
		487,392
Aerospace/Defense-Equipment — 0.6%
Goodrich Corp.	159	8,185
United Technologies Corp.	4,781	310,765
		318,950
Agricultural Chemicals — 0.3%
Monsanto Co.	2,794	153,558
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	839	30,791
Airlines — 0.4%
Southwest Airlines Co.	15,211	223,602
Apparel Manufacturers — 0.2%
Coach, Inc.†	1,485	74,324
Jones Apparel Group, Inc.	141	4,333
Liz Claiborne, Inc.	131	5,613
Polo Ralph Lauren Corp.	78	6,876
VF Corp.	114	9,419
		100,565
Appliances — 0.0%
Whirlpool Corp.	100	8,491
Applications Software — 2.3%
Citrix Systems, Inc.†	231	7,399
Compuware Corp.†	414	3,929
Infosys Technologies, Ltd.	2,793	129,545
Intuit, Inc.†	2,845	77,839
Microsoft Corp.	34,668	966,197
		1,184,909
Athletic Footwear — 0.1%
NIKE, Inc., Class B	648	68,856
Audio/Video Products — 0.3%
Harman International Industries, Inc.	1,383	132,879
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.	2,411	19,023
General Motors Corp.	722	22,122
		41,145
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	317	23,268
Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc.	250	23,655
Banks-Commercial — 1.2%
Anglo Irish Bank Corp. PLC	7,756	165,774
BB&T Corp.	691	28,345
Commerce Bancorp, Inc.	239	7,978

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Compass Bancshares, Inc.	166	$11,421
Erste Bank der Oesterreichischen Sparkassen AG	2,268	176,632
First Horizon National Corp.	159	6,603
M&T Bank Corp.	99	11,467
Marshall & Ilsley Corp.	326	15,097
Regions Financial Corp.	931	32,929
Synovus Financial Corp.	415	13,421
UniCredito Italiano SpA	16,660	158,569
Zions Bancorp.	146	12,340
		640,576
Banks-Fiduciary — 0.9%
Mellon Financial Corp.	526	22,692
Northern Trust Corp.	2,339	140,667
State Street Corp.	3,924	254,079
The Bank of New York Co., Inc.	976	39,577
		457,015
Banks-Super Regional — 3.3%
Bank of America Corp.	11,932	608,771
Comerica, Inc.	203	12,001
Fifth Third Bancorp	712	27,547
Huntington Bancshares, Inc.	303	6,621
KeyCorp	513	19,222
National City Corp.	755	28,124
PNC Financial Services Group, Inc.	442	31,811
SunTrust Banks, Inc.	452	37,534
US Bancorp	2,270	79,382
Wachovia Corp.	8,148	448,547
Wells Fargo & Co.	11,233	386,752
		1,686,312
Beverages-Non-alcoholic — 1.3%
Coca-Cola Co.	2,581	123,888
Coca-Cola Enterprises, Inc.	354	7,168
Pepsi Bottling Group, Inc.	175	5,581
PepsiCo, Inc.	8,496	540,006
		676,643
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	101	6,622
Constellation Brands, Inc., Class A†	268	5,676
		12,298
Brewery — 0.3%
Anheuser-Busch Cos., Inc.	981	49,501
InBev NV	1,271	91,770
Molson Coors Brewing Co., Class B	58	5,488
		146,759
Broadcast Services/Program — 0.8%
Clear Channel Communications, Inc.	3,530	123,691
Grupo Televisa SA ADR	3,700	110,260
Liberty Media Corp. †	1,382	152,836
		386,787
Building & Construction Products-Misc. — 0.1%
Masco Corp.	503	13,782
Vulcan Materials Co.	121	14,094
		27,876
Building Products-Air & Heating — 0.0%
American Standard Cos., Inc.	221	11,717

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Building-Residential/Commerical — 0.3%
Centex Corp.	152	$6,351
D.R. Horton, Inc.	352	7,744
KB Home Corp.	100	4,267
Lennar Corp., Class A	2,976	125,617
Pulte Homes, Inc.	270	7,144
		151,123
Cable TV — 1.2%
Comcast Corp., Class A†	12,385	321,391
DIRECTV Group, Inc.†	984	22,701
EchoStar Communications Corp., Class A†	500	21,715
Rogers Communications, Inc., Class B	7,600	248,976
		614,783
Casino Hotels — 0.3%
Harrah's Entertainment, Inc.	237	20,015
MGM Mirage, Inc.†	800	55,616
Wynn Resorts, Ltd.	700	66,402
		142,033
Casino Services — 0.2%
International Game Technology	3,033	122,473
Cellular Telecom — 0.5%
America Movil SA de CV, Series L ADR	4,900	234,171
Chemicals-Diversified — 0.6%
Dow Chemical Co.	5,237	240,169
du Pont (E.I.) de Nemours & Co.	1,190	58,822
PPG Industries, Inc.	211	14,835
Rohm & Haas Co.	181	9,361
		323,187
Chemicals-Specialty — 0.1%
Ashland, Inc.	73	4,789
Eastman Chemical Co.	105	6,650
Ecolab, Inc.	228	9,804
Hercules, Inc.†	145	2,833
International Flavors & Fragrances, Inc.	100	4,722
Sigma-Aldrich Corp.	168	6,975
		35,773
Coal — 0.1%
CONSOL Energy, Inc.	233	9,117
Peabody Energy Corp.	337	13,561
		22,678
Coatings/Paint — 0.0%
Sherwin-Williams Co.	143	9,444
Commercial Services — 0.0%
Convergys Corp.†	176	4,472
Commercial Services-Finance — 0.1%
Equifax, Inc.	160	5,832
H&R Block, Inc.	411	8,648
Moody's Corp.	300	18,618
The Western Union Co.	978	21,467
		54,565

Security Description	Shares	Value (Note 2)
Computer Aided Design — 0.3%
Autodesk, Inc.†	3,596	$135,210
Computer Services — 0.1%
Affiliated Computer Services, Inc., Class A†	126	7,419
Cognizant Technology Solutions Corp., Class A†	181	15,977
Computer Sciences Corp.†	219	11,416
Electronic Data Systems Corp.	660	18,269
Unisys Corp.†	440	3,709
		56,790
Computers — 2.3%
Apple Computer, Inc.†	4,003	371,919
Dell, Inc.†	5,200	120,692
Hewlett-Packard Co.	7,226	290,052
International Business Machines Corp.	4,131	389,388
Sun Microsystems, Inc.†	4,619	27,760
		1,199,811
Computers-Integrated Systems — 0.0%
NCR Corp.†	227	10,844
Computers-Memory Devices — 0.3%
EMC Corp.†	10,089	139,733
Network Appliance, Inc.†	477	17,420
SanDisk Corp.†	287	12,570
		169,723
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	125	7,307
Consulting Services — 0.7%
Accenture Ltd., Class A	8,700	335,298
Consumer Products-Misc. — 0.1%
Clorox Co.	194	12,356
Fortune Brands, Inc.	193	15,212
Kimberly-Clark Corp.	585	40,067
		67,635
Containers-Metal/Glass — 0.0%
Ball Corp.	133	6,098
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	134	4,474
Pactiv Corp.†	170	5,736
Sealed Air Corp.	206	6,510
		16,720
Cosmetics & Toiletries — 1.4%
Avon Products, Inc.	567	21,127
Colgate-Palmolive Co.	657	43,881
Procter & Gamble Co.	10,570	667,601
The Estee Lauder Cos., Inc.	146	7,132
		739,741
Cruise Lines — 0.1%
Carnival Corp.	1,468	68,790
Data Processing/Management — 0.6%
Automatic Data Processing, Inc.	5,403	261,505
Fidelity National Information Services, Inc.	207	9,410
First Data Corp.	978	26,308
Fiserv, Inc.†	221	11,727

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Data Processing/Management (continued)
Paychex, Inc.	432	$16,360
		325,310
Dental Supplies & Equipment — 0.0%
Patterson Cos, Inc.†	177	6,282
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	131	10,416
Distribution/Wholesale — 0.4%
Fastenal Co.	1,500	52,575
Genuine Parts Co.	218	10,682
WESCO International, Inc.†	2,400	150,672
W.W. Grainger, Inc.	93	7,183
		221,112
Diversified Manufactured Operations — 6.2%
3M Co.	3,940	301,134
Cooper Industries, Ltd.	232	10,438
Danaher Corp.	4,203	300,304
Dover Corp.	5,061	247,027
Eaton Corp.	190	15,876
General Electric Co.	45,682	1,615,316
Honeywell International, Inc.	1,022	47,073
Illinois Tool Works, Inc.	535	27,606
Ingersoll-Rand Co., Ltd., Class A	391	16,958
ITT, Inc.	236	14,236
Leggett & Platt, Inc.	228	5,169
Parker Hannifin Corp.	151	13,033
Textron, Inc.	3,660	328,668
Tyco International, Ltd.	8,239	259,940
		3,202,778
Diversified Minerals — 0.3%
BHP Billiton, Ltd.	5,834	141,089
Drug Delivery Systems — 0.0%
Hospira, Inc.†	199	8,139
E-Commerce/Products — 0.4%
Amazon.com, Inc.†	5,694	226,564
E-Commerce/Services — 1.0%
eBay, Inc.†	12,051	399,491
IAC/InterActive Corp.†	285	10,747
Liberty Media Corp., Series A†	4,110	97,900
Monster Worldwide, Inc.†	164	7,769
		515,907
Electric Products-Misc. — 0.1%
Emerson Electric Co.	1,024	44,124
Molex, Inc.	181	5,104
		49,228
Electric-Generation — 0.0%
The AES Corp.†	848	18,249
Electric-Integrated — 1.7%
Allegheny Energy, Inc.†	211	10,368
Ameren Corp.	263	13,229
American Electric Power Co., Inc.	505	24,619
CenterPoint Energy, Inc.	445	7,983
CMS Energy Corp.	284	5,055
Consolidated Edison, Inc.	328	16,748

Security Description	Shares	Value (Note 2)
Electric-Integrated (continued)
Constellation Energy Group, Inc.	230	$19,998
Dominion Resources, Inc.	452	40,124
DTE Energy Co.	227	10,873
Duke Energy Corp.	11,103	225,280
Edison International	416	20,438
Entergy Corp.	255	26,755
Exelon Corp.	3,168	217,673
FirstEnergy Corp.	407	26,960
FPL Group, Inc.	516	31,564
Integrys Energy Group, Inc.	96	5,329
NiSource, Inc.	348	8,505
PG&E Corp.	462	22,301
Pinnacle West Capital Corp.	127	6,128
PPL Corp.	487	19,918
Progress Energy, Inc.	340	17,150
Public Service Enterprise Group, Inc.	322	26,739
Southern Co.	948	34,744
TECO Energy, Inc.	267	4,595
TXU Corp.	586	37,563
Xcel Energy, Inc.	519	12,814
		893,453
Electronic Components-Misc. — 0.2%
Hon Hai Precision Industry Co., Ltd.	13,000	87,211
Jabil Circuit, Inc.	236	5,053
Sanmina-SCI Corp.†	680	2,462
Solectron Corp.†	1,167	3,676
		98,402
Electronic Components-Semiconductors — 1.7%
Advanced Micro Devices, Inc.†	700	9,142
Altera Corp.†	462	9,235
Broadcom Corp.†	599	19,210
Intel Corp.	22,101	422,792
LSI Logic Corp.†	990	10,336
Micron Technology, Inc.†	963	11,633
National Semiconductor Corp.	368	8,884
NVIDIA Corp.†	454	13,066
PMC - Sierra, Inc.†	268	1,879
QLogic Corp.†	201	3,417
Samsung Electronics Co., Ltd.	50	29,921
Texas Instruments, Inc.	6,737	202,784
Xilinx, Inc.	5,629	144,834
		887,133
Electronic Forms — 0.3%
Adobe Systems, Inc.†	3,565	148,660
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.†	522	17,586
Tektronix, Inc.	105	2,957
		20,543
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	159	13,908
Engineering/R&D Services — 0.0%
Fluor Corp.	112	10,049
Engines-Internal Combustion — 0.0%
Cummins, Inc.	67	9,696

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Enterprise Software/Service — 0.5%
BMC Software, Inc.†	262	$8,067
CA, Inc.	524	13,577
Novell, Inc.†	433	3,126
Oracle Corp.†	13,807	250,321
		275,091
Entertainment Software — 0.1%
Electronic Arts, Inc.†	1,294	65,166
Filtration/Separation Products — 0.0%
Pall Corp.	156	5,928
Finance-Commercial — 0.0%
CIT Group, Inc.	253	13,389
Finance-Consumer Loans — 0.6%
SLM Corp.	6,922	283,110
Finance-Credit Card — 1.3%
American Express Co.	11,524	649,953
Capital One Financial Corp.	532	40,145
		690,098
Finance-Investment Banker/Broker — 7.0%
Charles Schwab Corp.	9,406	172,036
Citigroup, Inc.	18,180	933,361
E*TRADE Financial Corp.†	8,945	189,813
Goldman Sachs Group, Inc.	1,226	253,328
J.P. Morgan Chase & Co.	11,250	544,275
Lehman Brothers Holdings, Inc.	677	47,437
Merrill Lynch & Co., Inc.	1,138	92,941
Morgan Stanley	6,262	493,195
TD Ameritrade Holding Corp.†	14,400	214,272
The Bear Stearns Cos., Inc.	2,055	308,969
UBS AG	6,135	364,521
		3,614,148
Finance-Mortgage Loan/Banker — 1.1%
Countrywide Financial Corp.	4,967	167,090
Fannie Mae	5,445	297,188
Freddie Mac	885	52,649
Housing Development Finance Corp.	935	32,592
		549,519
Finance-Other Services — 0.2%
Chicago Merchantile Exchange Holdings, Inc., Class A	195	103,830
Financial Guarantee Insurance — 0.1%
Ambac Financial Group, Inc.	135	11,663
MBIA, Inc.	172	11,264
MGIC Investment Corp.	106	6,245
		29,172
Food-Confectionery — 0.5%
Hershey Co.	4,422	241,707
WM Wrigley Jr. Co.	280	14,260
		255,967
Food-Dairy Products — 0.0%
Dean Foods Co.	171	7,993
Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	322	6,250

Security Description	Shares	Value (Note 2)
Food-Misc. — 0.7%
Campbell Soup Co.	278	$10,828
ConAgra Foods, Inc.	650	16,192
General Mills, Inc.	4,438	258,380
H.J. Heinz Co.	421	19,838
Kellogg Co.	320	16,458
Kraft Foods, Inc., Class A	239	7,567
McCormick & Co., Inc.	168	6,471
Sara Lee Corp.	953	16,124
		351,858
Food-Retail — 0.2%
Safeway, Inc.	566	20,738
The Kroger Co.	916	25,877
Whole Foods Market, Inc.	1,382	61,983
		108,598
Food-Wholesale/Distribution — 0.5%
SUPERVALU, Inc.	263	10,275
Sysco Corp.	7,689	260,119
		270,394
Forestry — 0.1%
Plum Creek Timber Co., Inc.	226	8,909
Weyerhaeuser Co.	269	20,105
		29,014
Gas-Distribution — 0.1%
KeySpan Corp.	224	9,218
Nicor, Inc.	57	2,760
Sempra Energy	335	20,438
		32,416
Health Care Cost Containment — 0.0%
McKesson Corp.	378	22,128
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	354	11,006
Hotels/Motels — 0.3%
Hilton Hotels Corp.	494	17,764
Marriott International, Inc., Class A	2,629	128,716
Starwood Hotels & Resorts Worldwide, Inc.(1)	284	18,417
Wyndham Worldwide Corp.†	253	8,640
		173,537
Human Resources — 0.0%
Robert Half International, Inc.	214	7,920
Independent Power Producer — 0.0%
Dynegy, Inc., Class A	483	4,473
Industrial Automated/Robotic — 0.3%
Rockwell Automation, Inc.	2,817	168,654
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	281	20,783
Praxair, Inc.	412	25,939
		46,722
Instruments-Scientific — 0.1%
Applera Corp.	234	6,919
PerkinElmer, Inc.	157	3,803
Thermo Fisher Scientific, Inc.†	539	25,198

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Instruments-Scientific (continued)
Waters Corp.†	130	$7,540
		43,460
Insurance Brokers — 0.1%
AON Corp.	373	14,159
Marsh & McLennan Cos., Inc.	704	20,620
		34,779
Insurance-Life/Health — 0.7%
AFLAC, Inc.	631	29,695
CIGNA Corp.	125	17,832
Genworth Financial, Inc., Class A	566	19,776
Lincoln National Corp.	353	23,930
Principal Financial Group	344	20,595
Prudential Financial, Inc.	2,699	243,612
Torchmark Corp.	125	8,199
UnumProvident Corp.	437	10,064
		373,703
Insurance-Multi-line — 0.9%
ACE, Ltd.	416	23,737
Allstate Corp.	785	47,147
American International Group, Inc.(2)	3,332	223,977
Cincinnati Financial Corp.	221	9,370
Hartford Financial Services Group, Inc.	414	39,570
Loews Corp.	583	26,486
MetLife, Inc.	970	61,256
XL Capital, Ltd., Class A	231	16,161
		447,704
Insurance-Property/Casualty — 0.2%
Chubb Corp.	525	27,127
Progressive Corp.	972	21,209
SAFECO Corp.	134	8,902
The Travelers Cos., Inc.	864	44,729
		101,967
Internet Security — 0.1%
Symantec Corp.†	1,197	20,708
VeriSign, Inc.†	313	7,863
		28,571
Investment Management/Advisor Services — 0.8%
Ameriprise Financial, Inc.	309	17,656
Federated Investors, Inc., Class B	115	4,223
Franklin Resources, Inc.	1,913	231,148
Janus Capital Group, Inc.	253	5,290
Legg Mason, Inc.	1,568	147,721
T. Rowe Price Group, Inc.	337	15,903
		421,941
Leisure Products — 0.0%
Brunswick Corp.	117	3,726
Linen Supply & Related Items — 0.0%
Cintas Corp.	174	6,281
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	830	55,635
Joy Global, Inc.	1,600	68,640

Security Description	Shares	Value (Note 2)
Machinery-Construction & Mining (continued)
Terex Corp.†	130	$9,329
		133,604
Machinery-Farming — 0.2%
Deere & Co.	895	97,233
Medical Information Systems — 0.0%
IMS Health, Inc.	253	7,504
Medical Instruments — 1.1%
Boston Scientific Corp.†	1,505	21,883
Medtronic, Inc.	9,469	464,549
St. Jude Medical, Inc.†	1,551	58,333
		544,765
Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings†	160	11,621
Quest Diagnostics, Inc.	204	10,173
		21,794
Medical Products — 1.5%
Baxter International, Inc.	835	43,980
Becton, Dickinson & Co.	315	24,220
Biomet, Inc.	313	13,299
Johnson & Johnson	7,214	434,716
Stryker Corp.	2,279	151,143
Varian Medical Systems, Inc.†	165	7,869
Zimmer Holdings, Inc.†	1,005	85,837
		761,064
Medical-Biomedical/Gene — 2.2%
Amgen, Inc.†	6,989	390,545
Biogen Idec, Inc.†	448	19,882
Celgene Corp.†	2,190	114,888
Genentech, Inc.†	2,600	213,512
Genzyme Corp.†	2,836	170,217
MedImmune, Inc.†	5,305	193,049
Millipore Corp.†	68	4,928
		1,107,021
Medical-Drugs — 4.1%
Abbott Laboratories	5,377	300,036
Allergan, Inc.	196	21,721
Bristol-Myers Squibb Co.	5,386	149,515
Eli Lilly & Co.	2,772	148,884
Forest Laboratories, Inc.†	404	20,782
King Pharmaceuticals, Inc.†	310	6,098
Merck & Co., Inc.	2,771	122,395
Novartis AG	4,064	233,108
Novartis AG ADR	2,700	147,501
Pfizer, Inc.	19,422	490,600
Roche Holding AG	989	174,987
Schering-Plough Corp.	1,927	49,158
Sepracor, Inc.†	1,500	69,945
Wyeth	3,919	196,067
		2,130,797
Medical-Generic Drugs — 0.0%
Barr Pharmaceuticals, Inc.†	136	6,304
Mylan Laboratories, Inc.	300	6,342

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical-Generic Drugs (continued)
Watson Pharmaceuticals, Inc.†	131	$3,462
		16,108
Medical-HMO — 2.6%
Aetna, Inc.	3,666	160,534
Coventry Health Care, Inc.†	203	11,378
Humana, Inc.†	1,312	76,122
UnitedHealth Group, Inc.	12,937	685,273
WellPoint, Inc.†	4,681	379,629
		1,312,936
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	602	3,871
Medical-Nursing Homes — 0.0%
Manor Care, Inc.	94	5,110
Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	245	12,924
Cardinal Health, Inc.	2,717	198,205
		211,129
Metal-Aluminum — 0.3%
Alcoa, Inc.	4,807	162,957
Metal-Diversified — 0.1%
Freeport-McMoRan Copper & Gold, Inc., Class B	475	31,440
Mining — 0.1%
Newmont Mining Corp.	575	24,144
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	331	19,446
Multimedia — 1.4%
E.W. Scripps Co., Class A	106	4,736
McGraw-Hill Cos., Inc.	452	28,422
Meredith Corp.	49	2,812
News Corp., Class A	14,123	326,524
The Walt Disney Co.	2,616	90,069
Time Warner, Inc.	4,883	96,293
Viacom, Inc., Class B†	4,393	180,596
		729,452
Networking Products — 1.7%
Cisco Systems, Inc.†	28,652	731,485
Juniper Networks, Inc.†	7,422	146,065
		877,550
Non-Hazardous Waste Disposal — 0.1%
Allied Waste Industries, Inc.†	324	4,079
Waste Management, Inc.	683	23,502
		27,581
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	283	12,845
Xerox Corp.†	1,232	20,809
		33,654
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	121	7,775
Oil & Gas Drilling — 0.1%
ENSCO International, Inc.	194	10,553
Nabors Industries, Ltd.†	355	10,533

Security Description	Shares	Value (Note 2)
Oil & Gas Drilling (continued)
Noble Corp.	173	$13,612
Rowan Cos., Inc.	141	4,578
Transocean, Inc.†	373	30,474
		69,750
Oil Companies-Exploration & Production — 0.7%
Anadarko Petroleum Corp.	607	26,089
Apache Corp.	421	29,765
Chesapeake Energy Corp.	531	16,397
Devon Energy Corp.	564	39,040
EOG Resources, Inc.	2,011	143,465
Murphy Oil Corp.	1,839	98,203
XTO Energy, Inc.	467	25,596
		378,555
Oil Companies-Integrated — 5.0%
Chevron Corp.	6,068	448,789
ConocoPhillips	5,613	383,649
Exxon Mobil Corp.	16,302	1,229,986
Hess Corp.	346	19,193
Marathon Oil Corp.	440	43,485
Occidental Petroleum Corp.	4,375	215,731
Total SA	3,207	224,699
		2,565,532
Oil Field Machinery & Equipment — 0.0%
National-Oilwell Varco, Inc.†	224	17,425
Oil Refining & Marketing — 0.6%
Sunoco, Inc.	157	11,059
Valero Energy Corp.	4,472	288,399
		299,458
Oil-Field Services — 2.3%
Baker Hughes, Inc.	3,209	212,211
BJ Services Co.	374	10,435
Halliburton Co.	1,284	40,754
Schlumberger, Ltd.	9,016	623,006
Smith International, Inc.	5,355	257,308
Weatherford International, Ltd.†	434	19,573
		1,163,287
Optical Supplies — 0.0%
Bausch & Lomb, Inc.	69	3,530
Paper & Related Products — 0.4%
International Paper Co.	5,481	199,509
MeadWestvaco Corp.	231	7,124
Temple-Inland, Inc.	137	8,184
		214,817
Pharmacy Services — 0.5%
Express Scripts, Inc.†	173	13,964
Medco Health Solutions, Inc.†	3,575	259,295
		273,259
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.	367	8,280
Pipelines — 0.2%
El Paso Corp.	900	13,023
Kinder Morgan, Inc.	137	14,584
Questar Corp.	110	9,813

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Pipelines (continued)
Spectra Energy Corp.	801	$21,042
Williams Cos., Inc.	761	21,658
		80,120
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	277	10,135
Publishing-Newspapers — 0.1%
Dow Jones & Co., Inc.	83	2,861
Gannett Co., Inc.	299	16,830
New York Times Co., Class A	184	4,326
Tribune Co.	243	7,803
		31,820
Real Estate Investment Trusts — 0.4%
Apartment Investment & Management Co., Class A	123	7,096
Archstone-Smith Trust	279	15,144
AvalonBay Communities, Inc.	100	13,000
Boston Properties, Inc.	156	18,314
Developers Diversified Realty Corp.	163	10,253
Equity Residential	373	17,990
Host Marriott Corp.	668	17,575
Kimco Realty Corp.	289	14,086
ProLogis	328	21,297
Public Storage, Inc.	156	14,769
Simon Property Group, Inc.	282	31,372
Vornado Realty Trust	172	20,526
		201,422
Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	236	8,067
Realogy Corp.†	274	8,113
		16,180
Retail-Apparel/Shoe — 0.1%
Abercrombie & Fitch Co., Class A	113	8,552
Gap, Inc.	673	11,582
Limited Brands, Inc.	437	11,388
Nordstrom, Inc.	292	15,459
		46,981
Retail-Auto Parts — 0.0%
AutoZone, Inc.†	65	8,329
Retail-Automobile — 0.0%
AutoNation, Inc.†	191	4,057
Retail-Bedding — 0.2%
Bed Bath & Beyond, Inc.†	2,261	90,824
Retail-Building Products — 1.3%
Home Depot, Inc.	8,805	323,496
Lowe's Cos., Inc.	10,444	328,881
		652,377
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	515	25,091
Circuit City Stores, Inc.	181	3,354
RadioShack Corp.	173	4,676
		33,121

Security Description	Shares	Value (Note 2)
Retail-Discount — 1.9%
Big Lots, Inc.	140	$4,379
Costco Wholesale Corp.	585	31,497
Dollar General Corp.	398	8,418
Family Dollar Stores, Inc.	194	5,746
Target Corp.	9,609	569,429
TJX Cos., Inc.	581	15,664
Wal-Mart Stores, Inc.	6,739	316,396
		951,529
Retail-Drug Store — 1.5%
CVS Corp.	17,895	610,935
Walgreen Co.	3,181	145,976
		756,911
Retail-Hypermarkets — 0.1%
Wal-Mart de Mexico SA de CV ADR	1,600	67,840
Retail-Jewelry — 0.0%
Tiffany & Co.	173	7,868
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	287	23,580
Sears Holdings Corp.†	106	19,097
		42,677
Retail-Office Supplies — 0.5%
Office Depot, Inc.†	355	12,475
OfficeMax, Inc.	95	5,010
Staples, Inc.	10,022	258,968
		276,453
Retail-Pet Food & Supplies — 0.3%
PETsMART, Inc.	3,900	128,544
Retail-Regional Department Stores — 0.6%
Dillard's, Inc., Class A	78	2,553
Federated Department Stores, Inc.	670	30,184
Kohl's Corp.†	3,717	284,759
		317,496
Retail-Restaurants — 0.3%
Darden Restaurants, Inc.	187	7,703
McDonald's Corp.	1,536	69,197
Starbucks Corp.†	965	30,262
Wendy's International, Inc.	111	3,474
Yum! Brands, Inc.	338	19,523
		130,159
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	227	7,080
Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	642	8,782
Sovereign Bancorp, Inc.	459	11,677
Washington Mutual, Inc.	1,139	45,993
		66,452
School — 0.0%
Apollo Group, Inc., Class A†	179	7,858
Semiconductor Equipment — 0.5%
Applied Materials, Inc.	5,816	106,549
ASML Holding NV†	5,100	126,225
KLA-Tencor Corp.	254	13,543
Novellus Systems, Inc.†	158	5,059

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Semiconductor Equipment (continued)
Teradyne, Inc.†	242	$4,003
		255,379
Semiconductors Components-Intergrated Circuits — 0.9%
Analog Devices, Inc.	4,337	149,583
Linear Technology Corp.	382	12,067
Marvell Technology Group, Ltd.†	10,200	171,462
Maxim Integrated Products, Inc.	4,909	144,325
		477,437
Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser PLC	1,758	91,538
Steel-Producers — 0.1%
Nucor Corp.	386	25,140
United States Steel Corp.	151	14,975
		40,115
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	129	13,763
Telecom Equipment-Fiber Optics — 0.3%
Ciena Corp.†	108	3,019
Corning, Inc.†	7,134	162,227
JDS Uniphase Corp.†	269	4,097
		169,343
Telecom Services — 1.1%
Amdocs, Ltd.†	5,000	182,400
BCE, Inc.	9,100	257,348
Bharti Tele-Ventures, Ltd.†	7,522	132,729
Embarq Corp.	191	10,763
		583,240
Telecommunication Equipment — 0.0%
ADC Telecommunications, Inc.†	150	2,511
Avaya, Inc.†	580	6,850
Tellabs, Inc.†	564	5,583
		14,944
Telephone-Integrated — 2.3%
ALLTEL Corp.	458	28,396
AT&T, Inc.	16,312	643,182
CenturyTel, Inc.	147	6,643
Citizens Communications Co.	431	6,443
Qwest Communications International, Inc.†	2,053	18,457
Sprint Nextel Corp.	3,736	70,835
Verizon Communications, Inc.	10,027	380,224
Windstream Corp.	609	8,946
		1,163,126
Television — 0.1%
CBS Corp., Class B	941	28,785
Therapeutics — 0.5%
Gilead Sciences, Inc.†	3,298	252,297
Tobacco — 1.0%
Altria Group, Inc.	5,590	490,858
Reynolds American, Inc.	219	13,668
UST, Inc.	205	11,886
		516,412

Security Description	Shares/ Principal Amount	Value (Note 2)
Tools-Hand Held — 0.0%
Black & Decker Corp.	87	$7,101
Snap-on, Inc.	75	3,608
Stanley Works	104	5,757
		16,466
Toys — 0.0%
Hasbro, Inc.	203	5,810
Mattel, Inc.	516	14,226
		20,036
Transport-Rail — 0.2%
Burlington Northern Santa Fe Corp.	459	36,918
CSX Corp.	556	22,268
Norfolk Southern Corp.	507	25,654
Union Pacific Corp.	344	34,933
		119,773
Transport-Services — 0.8%
C.H. Robinson Worldwide, Inc.	222	10,600
Expeditors International of Washington, Inc.	2,800	115,696
FedEx Corp.	391	42,005
Ryder System, Inc.	78	3,849
United Parcel Service, Inc., Class B	3,470	243,247
		415,397
Travel Service — 0.0%
Sabre Holdings Corp., Class A	169	5,535
Web Portals/ISP — 1.5%
Google, Inc., Class A†	1,069	489,773
Yahoo!, Inc.†	9,563	299,226
		788,999
Wireless Equipment — 1.9%
American Tower Corp., Class A†	7,700	299,915
Motorola, Inc.	3,086	54,530
QUALCOMM, Inc.	10,728	457,657
Telefonaktiebolaget LM Ericsson, Class B	39,100	143,906
		956,008
Total Common Stock (cost $43,307,679)		49,923,835
EXCHANGE TRADED FUNDS — 1.1%
Index Fund-Large Cap — 1.1%
SPDR Trust, Series 1 (cost $544,798)	3,900	553,800
Total Long-Term Investment Securities (cost $43,852,477)		50,477,635
SHORT-TERM INVESTMENT SECURITIES — 1.0%
Registered Investment Companies — 0.5%
T. Rowe Price Reserve Investment Fund	300,643	300,643
U.S. Government Agencies — 0.4%
Federal Home Loan Bank Cons. Disc. Notes 5.20% due 04/02/07	$200,000	199,972

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
U.S. Government Treasuries — 0.1%
United States Treasury Bills 4.88% due 06/14/07(3)	$30,000	$29,703
Total Short-Term Investment Securities (cost $530,315)		530,318
REPURCHASE AGREEMENTS — 0.4%
Agreement with State Street Bank & Trust Co., bearing interest at 3.65%, dated 03/31/07, to be repurchased 04/02/07 in the amount of $110,033 and collateralized by $85,000 of United States Treasury Bonds, bearing interest at 8.88%, due 02/15/19 and having an approximate value of $117,213	110,000	110,000
State Street Bank & Trust Co. Joint Repurchase Agreement(4)	92,000	92,000
Total Repurchase Agreements (cost $202,000)		202,000
TOTAL INVESTMENTS (cost $44,584,792) (5)	99.4%	51,209,953
Other assets less liabilities	0.6	306,619
NET ASSETS	100.0%	$51,516,572

†  Non-income producing security

(1)  Consists of more than one class of securities traded together as a unit.

(2)  Security represents an investment in an affliated company; see Note 8

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(4)  See Note 2 for details of Joint Repurchase Agreements.

(5)  See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of March 31, 2007	Unrealized Appreciation (Depreciation)
1	Long	S&P 500 Index	June 2007	$347,983	$357,800	$9,817

See Notes to Financial Statements

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2007 (unaudited)

Industry Allocation*

Finance-Investment Banker/Broker	7.8%
Banks-Super Regional	7.3
Oil Companies-Integrated	6.5
Diversified Manufactured Operations	6.0
Telephone-Integrated	6.0
Electric-Integrated	4.9
Medical-Drugs	4.9
Multimedia	2.2
Computers	2.0
Insurance-Multi-line	1.9
Aerospace/Defense	1.7
Chemicals-Diversified	1.7
Food-Misc.	1.7
Registered Investment Companies	1.7
Banks-Fiduciary	1.6
Insurance-Property/Casualty	1.4
Real Estate Investment Trusts	1.4
Oil Companies-Exploration & Production	1.2
Publishing-Newspapers	1.2
Repurchase Agreements	1.2
Tobacco	1.2
Applications Software	1.1
Beverages-Non-alcoholic	1.1
Medical Products	1.1
Cosmetics & Toiletries	1.0
Food-Retail	1.0
Insurance-Life/Health	1.0
Consumer Products-Misc.	0.9
Index Fund-Large Cap	0.9
Medical-HMO	0.9
Transport-Rail	0.9
Oil-Field Services	0.8
Paper & Related Products	0.8
Retail-Drug Store	0.8
Electronic Components-Semiconductors	0.7
Building & Construction Products-Misc.	0.6
Cable TV	0.6
Finance-Mortgage Loan/Banker	0.6
Insurance Brokers	0.6
Metal-Aluminum	0.6
Wireless Equipment	0.6
Agricultural Chemicals	0.5
Building Products-Air & Heating	0.5
Food-Meat Products	0.5
Food-Wholesale/Distribution	0.5
Machinery-Farming	0.5
Medical Instruments	0.5
Office Automation & Equipment	0.5
Retail-Discount	0.5
Retail-Regional Department Stores	0.5
Retail-Restaurants	0.5
Telecom Equipment-Fiber Optics	0.5
Aerospace/Defense-Equipment	0.4
Banks-Commercial	0.4
Brewery	0.4
Chemicals-Specialty	0.4
Computers-Memory Devices	0.4
Home Decoration Products	0.4
Medical-Biomedical/Gene	0.4
Networking Products	0.4

Pipelines	0.4%
Retail-Apparel/Shoe	0.4
Television	0.4
Toys	0.4
Auto-Cars/Light Trucks	0.3
Commercial Services-Finance	0.3
Computer Services	0.3
Investment Management/Advisor Services	0.3
Non-Ferrous Metals	0.3
Non-Hazardous Waste Disposal	0.3
Office Supplies & Forms	0.3
Oil & Gas Drilling	0.3
Oil Field Machinery & Equipment	0.3
Retail-Building Products	0.3
Semiconductors Components-Intergrated Circuits	0.3
Transport-Services	0.3
U.S. Government Agencies	0.3
Audio/Video Products	0.2
Building-Residential/Commerical	0.2
Distribution/Wholesale	0.2
Filtration/Separation Products	0.2
Photo Equipment & Supplies	0.2
Retail-Bedding	0.2
Retail-Major Department Stores	0.2
Savings & Loans/Thrifts	0.2
Semiconductor Equipment	0.2
Agricultural Operations	0.1
Auto-Heavy Duty Trucks	0.1
Auto/Truck Parts & Equipment-Original	0.1
Coal	0.1
E-Commerce/Services	0.1
Electric Products-Misc.	0.1
Electronic Measurement Instruments	0.1
Enterprise Software/Service	0.1
Finance-Commercial	0.1
Food-Confectionery	0.1
Forestry	0.1
Gas-Distribution	0.1
Health Care Cost Containment	0.1
Hotels/Motels	0.1
Industrial Gases	0.1
Instruments-Scientific	0.1
Machinery-Construction & Mining	0.1
Metal-Diversified	0.1
Oil Refining & Marketing	0.1
Pharmacy Services	0.1
Retail-Consumer Electronics	0.1
Steel-Producers	0.1
Telecommunication Equipment	0.1
100.4%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007

Security Description	Shares	Value (Note 2)
COMMON STOCK — 96.2%
Advertising Agency — 0.0%
Interpublic Group of Cos., Inc.†	5,460	$67,213
Aerospace/Defense — 1.7%
Boeing Co.	6,120	544,129
General Dynamics Corp.	33,600	2,567,040
Lockheed Martin Corp.	3,100	300,762
Northrop Grumman Corp.	5,660	420,085
Raytheon Co.	22,410	1,175,629
Teledyne Technologies, Inc.†	15,300	572,832
		5,580,477
Aerospace/Defense-Equipment — 0.4%
Goodrich Corp.	24,330	1,252,508
Agricultural Chemicals — 0.5%
Agrium, Inc.	32,500	1,245,725
Monsanto Co.	5,100	280,296
		1,526,021
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	13,210	484,807
Airlines — 0.0%
Southwest Airlines Co.	8,160	119,952
Apparel Manufacturers — 0.0%
Jones Apparel Group, Inc.	1,750	53,778
VF Corp.	860	71,053
		124,831
Appliances — 0.0%
Whirlpool Corp.	1,270	107,836
Applications Software — 1.1%
Compuware Corp.†	5,240	49,728
Microsoft Corp.	126,980	3,538,932
		3,588,660
Audio/Video Products — 0.2%
Sony Corp. ADR	14,100	711,909
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co.	67,890	535,652
General Motors Corp.	9,140	280,050
		815,702
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	4,010	294,334
Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc.	3,180	300,892
Banks-Commercial — 0.4%
BB&T Corp.	8,760	359,335
Compass Bancshares, Inc.	1,290	88,752
First Horizon National Corp.	2,030	84,306
M&T Bank Corp.	670	77,606
Marshall & Ilsley Corp.	4,130	191,260
Regions Financial Corp.	11,830	418,427
Synovus Financial Corp.	2,640	85,378
Zions Bancorp.	1,780	150,446
		1,455,510
Banks-Fiduciary — 1.6%
Mellon Financial Corp.	34,670	1,495,664
Northern Trust Corp.	1,800	108,252

Security Description	Shares	Value (Note 2)
Banks-Fiduciary (continued)
State Street Corp.	32,640	$2,113,440
The Bank of New York Co., Inc.	40,820	1,655,251
		5,372,607
Banks-Super Regional — 7.3%
Bank of America Corp.	161,890	8,259,628
Comerica, Inc.	2,550	150,756
Fifth Third Bancorp	39,390	1,523,999
Huntington Bancshares, Inc.	3,810	83,249
KeyCorp	6,400	239,808
National City Corp.	25,580	952,855
PNC Financial Services Group, Inc.	21,500	1,547,355
SunTrust Banks, Inc.	25,786	2,141,269
US Bancorp	95,830	3,351,175
Wachovia Corp.	53,485	2,944,349
Wells Fargo & Co.	97,710	3,364,155
		24,558,598
Beverages-Non-alcoholic — 1.1%
Coca-Cola Co.	38,820	1,863,360
Coca-Cola Enterprises, Inc.	4,500	91,125
PepsiCo, Inc.	26,500	1,684,340
		3,638,825
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc., Class A†	1,400	29,652
Brewery — 0.4%
Anheuser-Busch Cos., Inc.	24,700	1,246,362
Molson Coors Brewing Co., Class B	760	71,911
		1,318,273
Broadcast Services/Program — 0.0%
Clear Channel Communications, Inc.	4,010	140,510
Building & Construction Products-Misc. — 0.6%
Masco Corp.	34,730	951,602
Vulcan Materials Co.	8,940	1,041,331
		1,992,933
Building Products-Air & Heating — 0.5%
American Standard Cos., Inc.	31,800	1,686,036
Building-Residential/Commerical — 0.2%
Centex Corp.	810	33,842
D.R. Horton, Inc.	18,300	402,600
KB Home Corp.	560	23,895
Lennar Corp., Class A	940	39,678
Pulte Homes, Inc.	1,370	36,250
		536,265
Cable TV — 0.6%
Comcast Corp., Class A†	72,130	1,871,774
DIRECTV Group, Inc.†	8,260	190,558
		2,062,332
Casino Hotel — 0.0%
Harrah's Entertainment, Inc.	1,050	88,672
Chemicals-Diversified — 1.7%
Dow Chemical Co.	42,000	1,926,120
du Pont (E.I.) de Nemours & Co.	72,640	3,590,595
PPG Industries, Inc.	2,650	186,322
Rohm & Haas Co.	2,300	118,956
		5,821,993

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Chemicals-Specialty — 0.4%
Ashland, Inc.	900	$59,040
Chemtura Corp.	21,439	234,328
Eastman Chemical Co.	1,350	85,496
Hercules, Inc.†	960	18,758
International Flavors & Fragrances, Inc.	19,000	897,180
		1,294,802
Coal — 0.1%
CONSOL Energy, Inc.	1,650	64,565
Peabody Energy Corp.	2,910	117,098
		181,663
Coatings/Paint — 0.0%
Sherwin-Williams Co.	580	38,303
Commercial Services — 0.0%
Convergys Corp.†	840	21,344
Commercial Services-Finance — 0.3%
Equifax, Inc.	830	30,254
H&R Block, Inc.	36,800	774,272
The Western Union Co.	6,610	145,089
		949,615
Computer Services — 0.3%
Computer Sciences Corp.†	10,700	557,791
Electronic Data Systems Corp.	8,320	230,298
Unisys Corp.†	5,580	47,039
		835,128
Computers — 2.0%
Apple Computer, Inc.†	6,690	621,568
Dell, Inc.†	39,100	907,511
Hewlett-Packard Co.	71,860	2,884,460
International Business Machines Corp.	10,600	999,156
Sun Microsystems, Inc.†	236,510	1,421,425
		6,834,120
Computers-Integrated Systems — 0.0%
NCR Corp.†	1,420	67,833
Computers-Memory Devices — 0.4%
EMC Corp.†	100,770	1,395,664
Consumer Products-Misc. — 0.9%
Fortune Brands, Inc.	10,370	817,363
Kimberly-Clark Corp.	30,850	2,112,917
		2,930,280
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	1,690	56,429
Sealed Air Corp.	1,300	41,080
		97,509
Cosmetics & Toiletries — 1.0%
Avon Products, Inc.	24,300	905,418
Colgate-Palmolive Co.	37,400	2,497,946
		3,403,364
Cruise Lines — 0.0%
Carnival Corp.	2,650	124,179

Security Description	Shares	Value (Note 2)
Distribution/Wholesale — 0.2%
Genuine Parts Co.	15,260	$747,740
W.W. Grainger, Inc.	740	57,158
		804,898
Diversified Manufactured Operations — 6.0%
3M Co.	24,030	1,836,613
Cooper Industries, Ltd.	13,380	601,966
Dover Corp.	2,220	108,358
Eaton Corp.	7,760	648,426
General Electric Co.	290,820	10,283,395
Honeywell International, Inc.	37,230	1,714,814
Illinois Tool Works, Inc.	19,640	1,013,424
Ingersoll-Rand Co., Ltd., Class A	17,480	758,107
Leggett & Platt, Inc.	2,870	65,063
Parker Hannifin Corp.	1,870	161,400
Textron, Inc.	12,330	1,107,234
Tyco International, Ltd.	60,160	1,898,048
		20,196,848
E-Commerce/Services — 0.1%
IAC/InterActive Corp.†	3,510	132,362
Monster Worldwide, Inc.†	1,160	54,949
		187,311
Electric Products-Misc. — 0.1%
Emerson Electric Co.	8,510	366,696
Molex, Inc.	1,440	40,608
		407,304
Electric-Integrated — 4.9%
Allegheny Energy, Inc.†	2,020	99,263
Ameren Corp.	3,340	168,002
American Electric Power Co., Inc.	6,410	312,487
CenterPoint Energy, Inc.	5,170	92,750
CMS Energy Corp.	3,610	64,258
Consolidated Edison, Inc.	4,160	212,410
Constellation Energy Group, Inc.	1,290	112,166
Dominion Resources, Inc.	5,640	500,663
DTE Energy Co.	2,860	136,994
Duke Energy Corp.	55,370	1,123,457
Edison International	2,530	124,299
Entergy Corp.	20,310	2,130,925
Exelon Corp.	28,720	1,973,351
FirstEnergy Corp.	15,860	1,050,566
FPL Group, Inc.	28,360	1,734,781
Integrys Energy Group, Inc.	1,220	67,722
NiSource, Inc.	49,330	1,205,625
PG&E Corp.	5,670	273,691
Pinnacle West Capital Corp.	10,920	526,890
PPL Corp.	6,220	254,398
Progress Energy, Inc.	19,960	1,006,782
Public Service Enterprise Group, Inc.	4,090	339,634
SCANA Corp.	23,200	1,001,544
Southern Co.	12,100	443,465
TECO Energy, Inc.	17,690	304,445
TXU Corp.	7,420	475,622
Xcel Energy, Inc.	36,590	903,407
		16,639,597

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Electronic Components-Misc. — 0.0%
Sanmina-SCI Corp.†	8,570	$31,023
Solectron Corp.†	14,610	46,022
		77,045
Electronic Components- Semiconductors — 0.7%
Advanced Micro Devices, Inc.†	8,970	117,148
Altera Corp.†	2,590	51,774
Broadcom Corp.†	3,740	119,942
Intel Corp.	75,270	1,439,915
LSI Logic Corp.†	8,090	84,460
Micron Technology, Inc.†	12,200	147,376
PMC - Sierra, Inc.†	2,440	17,104
Texas Instruments, Inc.	14,000	421,400
Xilinx, Inc.	2,900	74,617
		2,473,736
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	4,960	167,102
Tektronix, Inc.	850	23,936
		191,038
Engineering/R&D Services — 0.0%
Fluor Corp.	950	85,234
Engines-Internal Combustion — 0.0%
Cummins, Inc.	840	121,565
Enterprise Software/Service — 0.1%
BMC Software, Inc.†	2,010	61,888
CA, Inc.	5,120	132,659
Novell, Inc.†	5,480	39,566
		234,113
Filtration/Separation Products — 0.2%
Pall Corp.	20,390	774,820
Finance-Commercial — 0.1%
CIT Group, Inc.	3,130	165,640
Finance-Investment Banker/Broker — 7.8%
Charles Schwab Corp.	65,760	1,202,750
Citigroup, Inc.	185,946	9,546,468
E*TRADE Financial Corp.†	3,380	71,724
Goldman Sachs Group, Inc.	11,620	2,401,040
J.P. Morgan Chase & Co.	152,652	7,385,304
Lehman Brothers Holdings, Inc.	5,530	387,487
Merrill Lynch & Co., Inc.	14,290	1,167,064
Morgan Stanley	27,110	2,135,184
The Bear Stearns Cos., Inc.	1,940	291,679
UBS AG	26,300	1,563,009
		26,151,709
Finance-Mortgage Loan/Banker — 0.6%
Countrywide Financial Corp.	10,600	356,584
Fannie Mae	25,640	1,399,431
Freddie Mac	4,480	266,515
		2,022,530
Financial Guarantee Insurance — 0.0%
MBIA, Inc.	870	56,976
MGIC Investment Corp.	520	30,639
		87,615

Security Description	Shares	Value (Note 2)
Food-Confectionery — 0.1%
Hershey Co.	3,400	$185,844
Food-Dairy Products — 0.0%
Dean Foods Co.	900	42,066
Food-Meat Products — 0.5%
Tyson Foods, Inc., Class A	87,880	1,705,751
Food-Misc. — 1.7%
Campbell Soup Co.	28,800	1,121,760
ConAgra Foods, Inc.	8,170	203,515
General Mills, Inc.	19,620	1,142,276
H.J. Heinz Co.	5,250	247,380
Kellogg Co.	21,600	1,110,888
Kraft Foods, Inc., Class A	26,674	844,499
McCormick & Co., Inc.	11,700	450,684
Sara Lee Corp.	27,060	457,855
		5,578,857
Food-Retail — 1.0%
Safeway, Inc.	51,520	1,887,693
The Kroger Co.	51,340	1,450,355
Whole Foods Market, Inc.	980	43,953
		3,382,001
Food-Wholesale/Distribution — 0.5%
SUPERVALU, Inc.	33,560	1,311,189
Sysco Corp.	8,700	294,321
		1,605,510
Forestry — 0.1%
Plum Creek Timber Co., Inc.	2,870	113,135
Weyerhaeuser Co.	3,410	254,864
		367,999
Gas-Distribution — 0.1%
KeySpan Corp.	2,840	116,866
Nicor, Inc.	730	35,347
Sempra Energy	4,250	259,292
		411,505
Health Care Cost Containment — 0.1%
McKesson Corp.	4,780	279,821
Home Decoration Products — 0.4%
Newell Rubbermaid, Inc.	40,690	1,265,052
Hotels/Motels — 0.1%
Hilton Hotels Corp.	2,580	92,777
Marriott International, Inc., Class A	2,290	112,118
Starwood Hotels & Resorts Worldwide, Inc.	1,910	123,863
Wyndham Worldwide Corp.†	3,050	104,158
		432,916
Human Resources — 0.0%
Robert Half International, Inc.	1,490	55,145
Independent Power Producer — 0.0%
Dynegy, Inc., Class A	6,120	56,671
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	1,660	99,384
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	3,500	258,860

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	1,970	$47,713
Thermo Fisher Scientific, Inc.†	3,670	171,573
		219,286
Insurance Brokers — 0.6%
AON Corp.	4,820	182,967
Marsh & McLennan Cos., Inc.	64,140	1,878,661
		2,061,628
Insurance-Life/Health — 1.0%
AFLAC, Inc.	2,620	123,297
CIGNA Corp.	710	101,289
Genworth Financial, Inc., Class A	7,120	248,773
Lincoln National Corp.	19,646	1,331,802
Principal Financial Group	2,510	150,274
Prudential Financial, Inc.	7,580	684,171
Torchmark Corp.	600	39,354
UnumProvident Corp.	33,340	767,820
		3,446,780
Insurance-Multi-line — 1.9%
ACE, Ltd.	43,680	2,492,381
Allstate Corp.	38,300	2,300,298
Cincinnati Financial Corp.	2,790	118,296
Hartford Financial Services Group, Inc.	5,180	495,104
Loews Corp.	7,290	331,185
MetLife, Inc.	6,930	437,629
XL Capital, Ltd., Class A	2,930	204,983
		6,379,876
Insurance-Property/Casualty — 1.4%
Chubb Corp.	49,700	2,567,999
Progressive Corp.	24,500	534,590
SAFECO Corp.	1,710	113,595
The Travelers Cos., Inc.	28,674	1,484,453
		4,700,637
Internet Security — 0.0%
VeriSign, Inc.†	1,980	49,738
Investment Management/ Advisor Services — 0.3%
Ameriprise Financial, Inc.	1,510	86,281
Franklin Resources, Inc.	1,220	147,413
Janus Capital Group, Inc.	2,090	43,702
Legg Mason, Inc.	680	64,063
Nuveen Investments Inc., Class A	15,061	712,385
T. Rowe Price Group, Inc.	2,020	95,324
		1,149,168
Leisure Products — 0.0%
Brunswick Corp.	1,470	46,819
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	4,700	315,041
Terex Corp.†	880	63,149
		378,190
Machinery-Farming — 0.5%
Deere & Co.	15,320	1,664,365

Security Description	Shares	Value (Note 2)
Medical Instruments — 0.5%
Beckman Coulter, Inc.	5,700	$364,173
Boston Scientific Corp.†	79,200	1,151,568
		1,515,741
Medical Products — 1.1%
Baxter International, Inc.	46,400	2,443,888
Johnson & Johnson	18,100	1,090,706
		3,534,594
Medical-Biomedical/Gene — 0.4%
Amgen, Inc.†	14,100	787,908
Biogen Idec, Inc.†	2,600	115,388
MedImmune, Inc.†	15,640	569,140
		1,472,436
Medical-Drugs — 4.9%
Abbott Laboratories	49,770	2,777,166
Bristol-Myers Squibb Co.	84,940	2,357,934
Eli Lilly & Co.	35,390	1,900,797
King Pharmaceuticals, Inc.†	1,300	25,571
Merck & Co., Inc.	72,920	3,220,877
Pfizer, Inc.	101,100	2,553,786
Schering-Plough Corp.	14,190	361,987
Wyeth	63,000	3,151,890
		16,350,008
Medical-Generic Drugs — 0.0%
Watson Pharmaceuticals, Inc.†	780	20,615
Medical-HMO — 0.9%
Aetna, Inc.	31,650	1,385,953
WellPoint, Inc.†	18,240	1,479,264
		2,865,217
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	7,620	48,997
Medical-Nursing Homes — 0.0%
Manor Care, Inc.	390	21,200
Medical-Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp.	3,060	161,415
Metal-Aluminum — 0.6%
Alcoa, Inc.	54,850	1,859,415
Metal-Diversified — 0.1%
Freeport-McMoRan Copper & Gold, Inc., Class B	6,030	399,126
Multimedia — 2.2%
E.W. Scripps Co., Class A	570	25,468
Meredith Corp.	280	16,069
News Corp., Class A	25,030	578,694
The Walt Disney Co.	49,800	1,714,614
Time Warner, Inc.	197,970	3,903,968
Viacom, Inc., Class B†	25,350	1,042,138
		7,280,951
Networking Products — 0.4%
Cisco Systems, Inc.†	43,000	1,097,790
Juniper Networks, Inc.†	5,610	110,405
		1,208,195
Non-Ferrous Metals — 0.3%
Cameco Corp.	28,600	1,170,884

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Non-Hazardous Waste Disposal — 0.3%
Allied Waste Industries, Inc.†	4,120	$51,871
Waste Management, Inc.	27,220	936,640
		988,511
Office Automation & Equipment — 0.5%
Pitney Bowes, Inc.	28,600	1,298,154
Xerox Corp.†	15,340	259,093
		1,557,247
Office Supplies & Forms — 0.3%
Avery Dennison Corp.	14,800	951,048
Oil & Gas Drilling — 0.3%
ENSCO International, Inc.	1,120	60,928
GlobalSantaFe Corp.	11,700	721,656
Rowan Cos., Inc.	1,790	58,121
Transocean, Inc.†	2,600	212,420
		1,053,125
Oil Companies-Exploration & Production — 1.2%
Anadarko Petroleum Corp.	17,200	739,256
Murphy Oil Corp.	16,100	859,740
Newfield Exploration Co.†	26,900	1,121,999
XTO Energy, Inc.	20,900	1,145,529
		3,866,524
Oil Companies-Integrated — 6.5%
BP PLC ADR	12,804	829,059
Chevron Corp.	62,008	4,586,112
ConocoPhillips	43,470	2,971,174
Exxon Mobil Corp.	92,612	6,987,575
Hess Corp.	28,070	1,557,043
Marathon Oil Corp.	5,590	552,460
Occidental Petroleum Corp.	48,580	2,395,480
Royal Dutch Shell PLC ADR	24,000	1,591,200
Statoil ASA	1,700	46,288
Statoil Asa Sponsered Adr	14,300	387,244
		21,903,635
Oil Field Machinery & Equipment — 0.3%
National-Oilwell Varco, Inc.†	14,200	1,104,618
Oil Refining & Marketing — 0.1%
Sunoco, Inc.	820	57,761
Valero Energy Corp.	4,000	257,960
		315,721
Oil-Field Services — 0.8%
Baker Hughes, Inc.	2,230	147,470
BJ Services Co.	17,800	496,620
Halliburton Co.	7,110	225,671
Schlumberger, Ltd.	22,890	1,581,699
Weatherford International, Ltd.†	2,130	96,063
		2,547,523
Optical Supplies — 0.0%
Bausch & Lomb, Inc.	880	45,021
Paper & Related Products — 0.8%
International Paper Co.	53,708	1,954,971
MeadWestvaco Corp.	20,250	624,510
Temple-Inland, Inc.	1,700	101,558
		2,681,039

Security Description	Shares	Value (Note 2)
Pharmacy Services — 0.1%
Medco Health Solutions, Inc.†	4,660	$337,990
Photo Equipment & Supplies — 0.2%
Eastman Kodak Co.	35,450	799,752
Pipelines — 0.4%
El Paso Corp.	11,290	163,366
Kinder Morgan, Inc.	1,740	185,223
Spectra Energy Corp.	26,295	690,770
Williams Cos., Inc.	6,570	186,982
		1,226,341
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	3,530	129,163
Publishing-Newspapers — 1.2%
Dow Jones & Co., Inc.	21,660	746,620
Gannett Co., Inc.	13,200	743,028
New York Times Co., Class A	43,930	1,032,794
Tribune Co.	44,570	1,431,143
		3,953,585
Real Estate Investment Trusts — 1.4%
Apartment Investment & Management Co., Class A	1,580	91,150
Archstone-Smith Trust	3,560	193,237
AvalonBay Communities, Inc.	860	111,800
Boston Properties, Inc.	1,920	225,408
Developers Diversified Realty Corp.	2,050	128,945
Equity Residential	4,750	229,093
Host Marriott Corp.	96,811	2,547,097
Kimco Realty Corp.	2,450	119,413
ProLogis	4,140	268,810
Public Storage, Inc.	1,190	112,657
Simon Property Group, Inc.	3,580	398,275
Vornado Realty Trust	1,290	153,949
		4,579,834
Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	1,240	42,383
Realogy Corp.†	3,520	104,227
		146,610
Retail-Apparel/Shoe — 0.4%
Gap, Inc.	56,840	978,217
Limited Brands, Inc.	5,530	144,112
Nordstrom, Inc.	1,410	74,645
		1,196,974
Retail-Automobile — 0.0%
AutoNation, Inc.†	2,430	51,613
Retail-Bedding — 0.2%
Bed Bath & Beyond, Inc.†	16,500	662,805
Retail-Building Products — 0.3%
Home Depot, Inc.	27,300	1,003,002
Retail-Consumer Electronics — 0.1%
Circuit City Stores, Inc.	2,300	42,619
RadioShack Corp.	11,500	310,845
		353,464

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Retail-Discount — 0.5%
Big Lots, Inc.†	1,010	$31,593
Costco Wholesale Corp.	7,310	393,571
Dollar General Corp.	1,820	38,493
Family Dollar Stores, Inc.	1,010	29,916
Target Corp.	4,440	263,114
Wal-Mart Stores, Inc.	22,300	1,046,985
		1,803,672
Retail-Drug Store — 0.8%
CVS Corp.	82,710	2,823,719
Retail-Major Department Stores — 0.2%
J.C. Penney Co., Inc.	3,640	299,063
Sears Holdings Corp.†	1,340	241,414
		540,477
Retail-Office Supplies — 0.0%
Office Depot, Inc.†	2,060	72,389
OfficeMax, Inc.	1,210	63,815
		136,204
Retail-Regional Department Stores — 0.5%
Dillard's, Inc., Class A	980	32,075
Federated Department Stores, Inc.	33,890	1,526,745
		1,558,820
Retail-Restaurants — 0.5%
McDonald's Corp.	34,150	1,538,457
Wendy's International, Inc.	700	21,910
		1,560,367
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	2,910	90,763
Savings & Loans/Thrifts — 0.2%
Hudson City Bancorp, Inc.	3,200	43,776
Sovereign Bancorp, Inc.	3,790	96,418
Washington Mutual, Inc.	14,370	580,260
		720,454
Semiconductor Equipment — 0.2%
Applied Materials, Inc.	36,580	670,146
Novellus Systems, Inc.†	1,160	37,143
Teradyne, Inc.†	3,070	50,778
		758,067
Semiconductors Components- Intergrated Circuits — 0.3%
Analog Devices, Inc.	30,030	1,035,735
Linear Technology Corp.	1,890	59,705
Maxim Integrated Products, Inc.	1,920	56,448
		1,151,888
Steel-Producer — 0.1%
United States Steel Corp.	1,920	190,406
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	1,140	121,627
Telecom Equipment-Fiber Optics — 0.5%
Ciena Corp.†	1,050	29,347
Corning, Inc.†	72,870	1,657,064
JDS Uniphase Corp.†	2,560	38,989
		1,725,400

Security Description	Shares	Value (Note 2)
Telecom Services — 0.0%
Embarq Corp.	2,430	$136,930
Telecommunication Equipment — 0.1%
ADC Telecommunications, Inc.†	1,900	31,806
Avaya, Inc.†	5,860	69,207
Tellabs, Inc.†	7,070	69,993
		171,006
Telephone-Integrated — 6.0%
ALLTEL Corp.	20,720	1,284,640
AT&T, Inc.	264,248	10,419,299
CenturyTel, Inc.	1,800	81,342
Citizens Communications Co.	5,480	81,926
Qwest Communications International, Inc.†	141,850	1,275,231
Sprint Nextel Corp.	87,710	1,662,982
Verizon Communications, Inc.	129,772	4,920,954
Windstream Corp.	24,130	354,470
		20,080,844
Television — 0.4%
CBS Corp., Class B	38,930	1,190,869
Tobacco — 1.2%
Altria Group, Inc.	37,960	3,333,268
Reynolds American, Inc.	2,770	172,876
UST, Inc.	10,180	590,236
		4,096,380
Tools-Hand Held — 0.0%
Snap-on, Inc.	950	45,695
Stanley Works	1,340	74,182
		119,877
Toys — 0.4%
Hasbro, Inc.	2,600	74,412
Mattel, Inc.	44,500	1,226,865
		1,301,277
Transport-Rail — 0.9%
Burlington Northern Santa Fe Corp.	3,310	266,223
CSX Corp.	7,060	282,753
Norfolk Southern Corp.	13,610	688,666
Union Pacific Corp.	16,280	1,653,234
		2,890,876
Transport-Services — 0.3%
FedEx Corp.	1,790	192,300
Ryder System, Inc.	980	48,353
United Parcel Service, Inc., Class B	10,730	752,173
		992,826
Travel Service — 0.0%
Sabre Holdings Corp., Class A	2,160	70,740
Wireless Equipment — 0.6%
Motorola, Inc.	69,440	1,227,005
Nokia Oyj ADR†	39,300	900,756
		2,127,761
Total Common Stock (cost $277,567,579)		324,021,213

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE TRADED FUNDS — 0.9%
Index Fund-Large Cap — 0.9%
iShares S&P 500 Value Index Fund (cost $2,956,950)	38,100	$2,956,560
CORPORATE BONDS & NOTES — 0.1%
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 4.25% due 12/15/36 (cost $133,000)	$133,000	146,633
Total Long-Term Investment Securities (cost $280,655,529)		327,124,406
SHORT-TERM INVESTMENT SECURITIES — 2.0%
Registered Investment Company — 1.7%
T. Rowe Price Reserve Investment Fund	5,838,074	5,838,074
U.S. Government Agencies — 0.3%
Federal Home Loan Bank 4.97% due 04/02/07	$900,000	899,876
U.S. Government Treasuries — 0.0%
United States Treasury Bills 4.88% due 06/14/07(3)	55,000	54,455
Total Short-Term Investment Securities (cost $6,792,399)		6,792,405
REPURCHASE AGREEMENTS — 1.2%
Bank of America Joint Repurchase Agreement(1)	2,003,000	2,003,000
UBS Securities, LLC Joint Repurchase Agreement(1)	2,037,000	2,037,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.65%, dated 03/31/07, to be repurchased 04/02/07 in the amount of $118,036 and collateralized by $90,000 of United States Treasury Bonds, bearing interest at 8.875%, due 2/15/19 and having an approximate value of $124,108	118,000	118,000
Total Repurchase Agreements (cost $4,158,000)		4,158,000
TOTAL INVESTMENTS (cost $291,605,928)(2)	100.4%	338,074,811
Liabilities in excess of other assets	(0.4)	(1,324,619)
NET ASSETS	100.0%	$336,750,192

†  Non-income producing security

(1)  See Note 2 for details of Joint Repurchase Agreements.

(2)  See Note 3 for cost of investments on a tax basis.

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of March 31, 2007	Unrealized Appreciation (Depreciation)
4	Long	S&P Barra Value Index	June 2007	$752,080	$774,800	$22,720

See Notes to Financial Statements

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2007 (unaudited)

Industry Allocation*

Electronic Components-Semiconductors	3.8%
Medical-Drugs	2.9
Data Processing/Management	2.4
Medical-Biomedical/Gene	2.3
Retail-Apparel/Shoe	2.2
Medical Instruments	1.9
Finance-Other Services	1.8
Commercial Services	1.7
Electronic Measurement Instruments	1.6
Investment Management/Advisor Services	1.6
Applications Software	1.5
Computer Services	1.5
Entertainment Software	1.5
Hotels/Motels	1.5
Oil Companies-Exploration & Production	1.5
Repurchase Agreements	1.5
Retail-Restaurants	1.5
Wireless Equipment	1.5
Apparel Manufacturers	1.4
Cellular Telecom	1.4
Semiconductors Components-Intergrated Circuits	1.4
E-Commerce/Services	1.2
Index Fund	1.2
Medical-HMO	1.2
Advertising Sales	1.1
Oil-Field Services	1.1
Retail-Discount	1.1
Computers-Memory Devices	1.0
Finance-Investment Banker/Broker	1.0
Internet Infrastructure Software	1.0
Oil & Gas Drilling	1.0
Oil Field Machinery & Equipment	1.0
Pharmacy Services	1.0
X-Ray Equipment	1.0
Aerospace/Defense	0.9
Diversified Manufactured Operations	0.9
Telecom Services	0.9
Therapeutics	0.9
Casino Hotels	0.8
Medical Information Systems	0.8
Medical Products	0.8
Pipelines	0.8
Food-Confectionery	0.7
Semiconductor Equipment	0.7
Transport-Services	0.7
Web Hosting/Design	0.7
Agricultural Chemicals	0.6
Banks-Commercial	0.6
Banks-Fiduciary	0.6
Building-Residential/Commerical	0.6
Casino Services	0.6
Containers-Metal/Glass	0.6
Cosmetics & Toiletries	0.6
Distribution/Wholesale	0.6
Energy-Alternate Sources	0.6
Hazardous Waste Disposal	0.6
Internet Security	0.6
Real Estate Investment Trusts	0.6
Transactional Software	0.6
Airlines	0.5

Chemicals-Specialty	0.5%
Computers-Integrated Systems	0.5
Electronics-Military	0.5
Engineering/R&D Services	0.5
Footwear & Related Apparel	0.5
Gambling (Non-Hotel)	0.5
Instruments-Scientific	0.5
Medical Labs & Testing Services	0.5
Metal Processors & Fabrication	0.5
Mining	0.5
Motorcycle/Motor Scooter	0.5
Non-Hazardous Waste Disposal	0.5
Retail-Computer Equipment	0.5
Retail-Sporting Goods	0.5
Schools	0.5
Cable TV	0.4
Coal	0.4
Commercial Services-Finance	0.4
Computer Aided Design	0.4
Drug Delivery Systems	0.4
Electric-Generation	0.4
Filtration/Separation Products	0.4
Food-Misc.	0.4
Human Resources	0.4
Insurance-Multi-line	0.4
Research & Development	0.4
Retail-Bedding	0.4
Retail-Regional Department Stores	0.4
U.S. Government Agencies	0.4
Advertising Agencies	0.3
Advertising Services	0.3
Building & Construction Products-Misc.	0.3
Chemicals-Other	0.3
Computers-Periphery Equipment	0.3
Dental Supplies & Equipment	0.3
E-Commerce/Products	0.3
Insurance Brokers	0.3
Insurance-Property/Casualty	0.3
Motion Pictures & Services	0.3
Multimedia	0.3
Respiratory Products	0.3
Retail-Auto Parts	0.3
Retail-Jewelry	0.3
Retail-Major Department Stores	0.3
Retail-Office Supplies	0.3
Steel-Producers	0.3
Transport-Truck	0.3
Aerospace/Defense-Equipment	0.2
Auction Houses/Art Dealers	0.2
Audio/Video Products	0.2
Auto-Heavy Duty Trucks	0.2
Building Products-Cement	0.2
Consulting Services	0.2
Consumer Products-Misc.	0.2
Containers-Paper/Plastic	0.2
Diagnostic Equipment	0.2
Diagnostic Kits	0.2
Dialysis Centers	0.2
Disposable Medical Products	0.2
Electric Products-Misc.	0.2

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2007 (unaudited) (continued)

Electronic Components-Misc.	0.2%
Electronic Design Automation	0.2
Enterprise Software/Service	0.2
Financial Guarantee Insurance	0.2
Linen Supply & Related Items	0.2
Machinery-Construction & Mining	0.2
Machinery-General Industrial	0.2
Machinery-Pumps	0.2
Medical-Hospitals	0.2
Medical-Nursing Homes	0.2
Medical-Outpatient/Home Medical	0.2
Networking Products	0.2
Office Supplies & Forms	0.2
Oil Refining & Marketing	0.2
Radio	0.2
Retail-Mail Order	0.2
Retail-Pet Food & Supplies	0.2
Steel Pipe & Tube	0.2
Steel-Specialty	0.2
Telephone-Integrated	0.2
Batteries/Battery Systems	0.1
Beverages-Non-alcoholic	0.1
Beverages-Wine/Spirits	0.1
Broadcast Services/Program	0.1
Building Products-Air & Heating	0.1
Building Products-Light Fixtures	0.1
Building-MobileHome/Manufactured Housing	0.1
Chemicals-Diversified	0.1
Coatings/Paint	0.1
Cruise Lines	0.1
Decision Support Software	0.1
Direct Marketing	0.1
E-Marketing/Info	0.1
E-Services/Consulting	0.1
Electric-Integrated	0.1
Electronic Connectors	0.1
Electronic Forms	0.1
Engines-Internal Combustion	0.1
Food-Retail	0.1
Home Decoration Products	0.1
Hospital Beds/Equipment	0.1
Identification Systems	0.1
Independent Power Producers	0.1
Industrial Audio & Video Products	0.1
Industrial Automated/Robotic	0.1
Industrial Gases	0.1
Instruments-Controls	0.1
Insurance-Life/Health	0.1
Insurance-Reinsurance	0.1
Internet Content-Information/News	0.1
Lasers-System/Components	0.1
Leisure Products	0.1
Machinery-Print Trade	0.1
Medical-Generic Drugs	0.1
Metal-Diversified	0.1
Office Automation & Equipment	0.1
Office Furnishings-Original	0.1
Physicians Practice Management	0.1
Real Estate Management/Services	0.1
Real Estate Operations & Development	0.1

Registered Investment Companies	0.1%
Retail-Automobile	0.1
Retail-Consumer Electronics	0.1
Retail-Gardening Products	0.1
Rubber-Tires	0.1
Savings & Loans/Thrifts	0.1
Telecom Equipment-Fiber Optics	0.1
Telecommunication Equipment	0.1
Tobacco	0.1
Tools-Hand Held	0.1
Transport-Rail	0.1
Web Portals/ISP	0.1
100.5%

*  Calculated as a percentage of net assets

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007

Security Description	Shares	Value (Note 2)
COMMON STOCK — 97.3%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.†	10,935	$134,610
Omnicom Group, Inc.	3,000	307,140
		441,750
Advertising Sales — 1.1%
Clear Channel Outdoor Holdings, Inc., Class A†	12,925	340,057
Focus Media Holding, Ltd. ADR†	12,500	980,750
Lamar Advertising Co., Class A	7,732	486,884
		1,807,691
Advertising Services — 0.3%
Getty Images, Inc.†	3,712	180,515
WPP Group PLC ADR	4,201	319,234
		499,749
Aerospace/Defense — 0.9%
Empressa Brasileira de Aeronautica SA ADR	4,400	201,784
Rockwell Collins, Inc.	19,292	1,291,214
Spirit Aerosystems Holdings, Inc., Class A†	1,065	33,920
		1,526,918
Aerospace/Defense-Equipment — 0.2%
Alliant Techsystems, Inc.†	1,671	146,914
DRS Technologies, Inc.	280	14,608
Goodrich Corp.	2,691	138,533
		300,055
Agricultural Chemicals — 0.6%
Potash Corp. of Saskatchewan, Inc.	5,900	943,587
Airlines — 0.5%
AMR Corp.†	4,259	129,686
Continental Airlines, Inc., Class B†	2,251	81,914
Skywest, Inc.	8,500	228,055
Southwest Airlines Co.	25,460	374,262
US Airways Group, Inc.†	1,506	68,493
		882,410
Apparel Manufacturers — 1.4%
Coach, Inc.†	43,881	2,196,244
Hanesbrands, Inc.†	1,166	34,269
Polo Ralph Lauren Corp.	1,425	125,614
		2,356,127
Applications Software — 1.5%
American Reprographics Co.†	6,500	200,135
Citrix Systems, Inc.†	9,550	305,886
Intuit, Inc.†	17,224	471,249
Red Hat, Inc.†	17,590	403,339
Salesforce.com, Inc.†	20,470	876,525
Satyam Computer Services, Ltd. ADR	8,000	181,600
		2,438,734
Auction House/Art Dealer — 0.2%
Ritchie Bros. Auctioneers, Inc	5,700	333,564
Audio/Video Products — 0.2%
Harman International Industries, Inc.	2,661	255,669

Security Description	Shares	Value (Note 2)
Auto-Heavy Duty Trucks — 0.2%
Oshkosh Truck Corp., Class B	1,718	$91,054
PACCAR, Inc.	3,436	252,202
		343,256
Auto/Truck Parts & Equipment-Original — 0.0%
BorgWarner, Inc.	100	7,542
Banks-Commercial — 0.6%
Bank of Hawaii Corp.	770	40,833
City National Corp.	1,000	73,600
Commerce Bancorp, Inc.	4,297	143,434
Cullen/Frost Bankers, Inc.	550	28,781
East West Bancorp, Inc.	4,306	158,331
First Horizon National Corp.	3,300	137,049
SVB Financial Group†	2,300	111,757
Synovus Financial Corp.	6,205	200,670
TCF Financial Corp.	1,169	30,815
UCBH Holdings, Inc.	4,400	81,928
Webster Financial Corp.	69	3,313
		1,010,511
Banks-Fiduciary — 0.6%
Investors Financial Services Corp.	1,534	89,202
Northern Trust Corp.	12,707	764,199
State Street Corp.	1,600	103,600
		957,001
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.†	1,074	91,644
Beverages-Non-alcoholic — 0.1%
Hansen Natural Corp.†	1,423	53,903
Pepsi Bottling Group, Inc.	1,657	52,842
		106,745
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	1,438	94,275
Constellation Brands, Inc., Class A†	830	17,580
		111,855
Broadcast Services/Program — 0.1%
Discovery Holding Co., Class A†	1,843	35,257
Liberty Global, Inc., Class A†	3,386	111,501
		146,758
Building & Construction Products-Misc. — 0.3%
Masco Corp.	5,616	153,878
USG Corp.†	889	41,499
Vulcan Materials Co.	2,203	256,605
		451,982
Building Products-Air & Heating — 0.1%
American Standard Cos., Inc.	4,156	220,351
Building Products-Cement — 0.2%
Eagle Materials, Inc.	1,174	52,396
Florida Rock Industries, Inc.	1,119	75,298
Martin Marietta Materials, Inc.	1,067	144,258
		271,952
Building Products-Light Fixtures — 0.1%
Genlyte Group, Inc.†	2,000	141,100

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Building-MobileHome/Manufactured Housing — 0.1%
Thor Industries, Inc.	3,330	$131,169
Winnebago Industries, Inc.	3,300	110,979
		242,148
Building-Residential/Commerical — 0.6%
Beazer Homes USA, Inc.	475	13,789
Centex Corp.	3,588	149,907
D.R. Horton, Inc.	3,924	86,328
KB Home Corp.	3,173	135,392
Lennar Corp., Class A	4,482	189,185
M.D.C Holdings, Inc.	356	17,113
Meritage Homes Corp.†	1,400	44,968
NVR, Inc.†	109	72,485
Pulte Homes, Inc.	5,262	139,233
Ryland Group, Inc.	359	15,146
Standard-Pacific Corp.	590	12,313
Toll Brothers, Inc.†	3,982	109,027
		984,886
Cable TV — 0.4%
Cablevision Systems Corp., Class A	8,142	247,761
EchoStar Communications Corp., Class A†	4,801	208,507
Rogers Communications, Inc., Class B	5,300	173,628
		629,896
Casino Hotels — 0.8%
Boyd Gaming Corp.	3,219	153,353
Harrah's Entertainment, Inc.	3,181	268,636
Melco PBL Entertainment Macau, Ltd. ADR†	5,100	82,314
MGM Mirage, Inc.†	2,791	194,030
Station Casinos, Inc.	1,120	96,958
Wynn Resorts, Ltd.	4,747	450,301
		1,245,592
Casino Services — 0.6%
International Game Technology	18,811	759,588
Scientific Games Corp., Class A†	1,544	50,689
Shuffle Master, Inc.†	5,575	101,744
		912,021
Cellular Telecom — 1.4%
Leap Wireless International, Inc.†	14,838	979,011
NII Holdings, Inc.†	16,808	1,246,817
US Cellular Corp.†	215	15,792
		2,241,620
Chemicals-Diversified — 0.1%
Celanese Corp., Class A	953	29,391
Huntsman Corp.	1,492	28,482
PPG Industries, Inc.	491	34,522
Rohm & Haas Co.	559	28,911
		121,306
Chemicals-Other — 0.3%
Kingboard Chemical Holdings, Ltd.	99,000	415,588

Security Description	Shares	Value (Note 2)
Chemicals-Specialty — 0.5%
Cabot Corp.	610	$29,115
Ecolab, Inc.	10,507	451,801
International Flavors & Fragrances, Inc.	1,439	67,950
Sigma-Aldrich Corp.	3,543	147,105
Symyx Technologies†	4,600	81,512
Valhi, Inc	170	2,244
		779,727
Coal — 0.4%
Arch Coal, Inc.	3,336	102,382
CONSOL Energy, Inc.	7,374	288,545
Foundation Coal Holdings, Inc.	4,663	160,127
Massey Energy Co.	1,913	45,893
		596,947
Coatings/Paint — 0.1%
Sherwin-Williams Co.	1,604	105,928
Valspar Corp.	4,200	116,886
		222,814
Commercial Services — 1.7%
Alliance Data Systems Corp.†	10,895	671,350
ChoicePoint, Inc.†	4,994	186,925
Convergys Corp.†	180	4,574
Iron Mountain, Inc.†	38,548	1,007,259
Live Nation, Inc.†	13,000	286,780
Quanta Services, Inc.†	5,855	147,663
ServiceMaster Co.	2,048	31,519
TeleTech Holdings, Inc.†	12,400	454,956
Weight Watchers International, Inc.	844	38,900
		2,829,926
Commercial Services-Finance — 0.4%
Equifax, Inc.	6,088	221,908
H&R Block, Inc.	11,962	251,680
Moody's Corp.	1,800	111,708
		585,296
Communications Software — 0.0%
Avid Technology, Inc.†	2,000	69,760
Computer Aided Design — 0.4%
Autodesk, Inc.†	16,289	612,466
Computer Services — 1.5%
Affiliated Computer Services, Inc., Class A†	909	53,522
Ceridian Corp.†	2,922	101,802
Cognizant Technology Solutions Corp., Class A†	17,611	1,554,523
DST Systems, Inc.†	2,908	218,681
Electronic Data Systems Corp.	6,785	187,809
FactSet Research Systems, Inc.	3,822	240,213
Perot Systems Corp., Class A†	8,200	146,534
		2,503,084

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Computers-Integrated Systems — 0.5%
Diebold, Inc.	12,360	$589,695
Jack Henry & Assoc., Inc.	4,200	101,010
National Instruments Corp.	4,962	130,153
NCR Corp.†	892	42,611
Riverbed Technology, Inc.†	159	4,395
		867,864
Computers-Memory Devices — 1.0%
Network Appliance, Inc.†	35,729	1,304,823
SanDisk Corp.†	5,271	230,870
Western Digital Corp.†	5,149	86,555
		1,622,248
Computers-Periphery Equipment — 0.3%
Lexmark International, Inc., Class A†	1,743	101,896
Logitech International SA†	15,032	418,340
		520,236
Consulting Services — 0.2%
Corporate Executive Board Co.	4,534	344,403
Hewitt Associates Inc., Class A†	241	7,044
LECG Corp.†	3,500	50,680
		402,127
Consumer Products-Misc. — 0.2%
Clorox Co.	2,500	159,225
Fortune Brands, Inc.	1,173	92,456
Jarden Corp.†	601	23,018
Scotts Miracle-Gro Co., Class A	821	36,149
		310,848
Containers-Metal/Glass — 0.6%
Ball Corp.	2,443	112,012
Crown Holdings, Inc.†	16,413	401,462
Owens-Illinois, Inc.†	15,978	411,753
		925,227
Containers-Paper/Plastic — 0.2%
Packaging Corp. of America	1,894	46,213
Pactiv Corp.†	3,104	104,729
Sealed Air Corp.	3,968	125,389
		276,331
Cosmetics & Toiletries — 0.6%
Alberto-Culver Co.	387	8,855
Avon Products, Inc.	22,505	838,536
Bare Escentuals, Inc.†	296	10,617
The Estee Lauder Cos., Inc.	2,901	141,714
		999,722
Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	2,500	105,400
Data Processing/Management — 2.4%
Acxiom Corp.	1,806	38,630
Dun & Bradstreet Corp.	3,765	343,368
Fair Isaac Corp.	3,737	144,547
Fidelity National Information Services, Inc.	2,935	133,425
Fiserv, Inc.†	6,949	368,714
Global Payments, Inc.	5,773	196,628
Mastercard, Inc., Class A	1,436	152,561

Security Description	Shares	Value (Note 2)
Data Processing/Management (continued)
MoneyGram International, Inc.	45,077	$1,251,338
NAVTEQ Corp.†	8,266	285,177
Paychex, Inc.	18,891	715,402
SEI Investments Co.	3,566	214,780
Total Systems Services, Inc.	875	27,869
		3,872,439
Decision Support Software — 0.1%
Cognos, Inc.†	2,600	102,414
Dental Supplies & Equipment — 0.3%
Dentsply International, Inc.	7,084	232,001
Patterson Cos, Inc.†	5,735	203,535
		435,536
Diagnostic Equipment — 0.2%
Cytyc Corp.†	2,667	91,238
Gen-Probe, Inc.†	3,504	164,968
		256,206
Diagnostic Kits — 0.2%
Dade Behring Holdings, Inc.	4,324	189,607
Idexx Laboratories, Inc.†	736	64,496
		254,103
Dialysis Centers — 0.2%
DaVita, Inc.†	5,210	277,797
Direct Marketing — 0.1%
Harte-Hanks, Inc.	4,560	125,810
Disposable Medical Products — 0.2%
C.R. Bard, Inc.	4,916	390,871
Distribution/Wholesale — 0.6%
CDW Corp.	3,371	207,080
Fastenal Co.	7,932	278,017
Pool Corp.	1,173	41,993
WESCO International, Inc.†	1,128	70,816
W.W. Grainger, Inc.	4,279	330,510
		928,416
Diversified Manufactured Operations — 0.9%
Carlisle Cos., Inc.	1,226	52,632
Dover Corp.	4,257	207,784
Harsco Corp.	1,958	87,836
ITT, Inc.	4,783	288,511
Leggett & Platt, Inc.	2,344	53,138
Parker Hannifin Corp.	1,199	103,486
Pentair, Inc.	897	27,950
Roper Industries, Inc.	5,126	281,315
Textron, Inc.	2,835	254,583
The Brink's Co.	875	55,519
Trinity Industries, Inc.	1,736	72,773
		1,485,527
Diversified Operations — 0.0%
Walter Industries, Inc.	1,192	29,502
Drug Delivery Systems — 0.4%
Alkermes, Inc.†	33,100	511,064
Hospira, Inc.†	3,644	149,040
		660,104

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
E-Commerce/Products — 0.3%
Amazon.com, Inc.†	11,182	$444,932
NutriSystem, Inc.†	749	39,255
		484,187
E-Commerce/Services — 1.2%
Ctrip.com International, Ltd. ADR	7,000	468,895
Emdeon Corp.†	3,821	57,812
Expedia, Inc.†	445	10,315
IAC/InterActive Corp.†	1,557	58,714
Liberty Media Corp., Series A†	11,758	280,076
Monster Worldwide, Inc.†	24,284	1,150,333
		2,026,145
E-Marketing/Info — 0.1%
Digital River, Inc.†	3,000	165,750
E-Services/Consulting — 0.1%
Websense, Inc.†	4,800	110,352
Electric Products-Misc. — 0.2%
AMETEK, Inc.	8,081	279,118
Molex, Inc.	3,204	90,353
		369,471
Electric-Generation — 0.4%
The AES Corp.†	32,959	709,278
Electric-Integrated — 0.1%
Allegheny Energy, Inc.†	3,811	187,273
Constellation Energy Group, Inc.	530	46,083
DPL, Inc.	474	14,737
		248,093
Electronic Components-Misc. — 0.2%
AVX Corp.	533	8,102
Gentex Corp.	6,824	110,890
Jabil Circuit, Inc.	9,857	211,038
Sanmina-SCI Corp.†	4,972	17,999
Solectron Corp.†	9,510	29,956
Vishay Intertechnology, Inc.†	825	11,534
		389,519
Electronic Components-Semiconductors — 3.8%
Agere Systems, Inc.†	3,951	89,372
Altera Corp.†	29,977	599,240
Broadcom Corp.†	7,175	230,102
Cree, Inc.†	1,528	25,151
Fairchild Semiconductor International, Inc.†	7,158	119,682
International Rectifier Corp.†	8,118	310,189
Intersil Corp., Class A	6,042	160,052
LSI Logic Corp.†	6,664	69,572
MEMC Electronic Materials, Inc.†	25,024	1,515,954
Microchip Technology, Inc.	17,851	634,246
Micron Technology, Inc.†	7,714	93,185
National Semiconductor Corp.	19,435	469,161
NVIDIA Corp.†	8,224	236,687
PMC - Sierra, Inc.†	4,817	33,767
QLogic Corp.†	12,064	205,088
Rambus, Inc.†	1,843	39,164
Semtech Corp.†	5,900	79,532
Silicon Laboratories, Inc.†	7,467	223,413

Security Description	Shares	Value (Note 2)
Electronic Components- Semiconductors (continued)
SiRF Technology Holdings, Inc.†	18,200	$505,232
Spansion, Inc.†	366	4,461
Xilinx, Inc.	26,314	677,059
		6,320,309
Electronic Connectors — 0.1%
Amphenol Corp., Class A	2,090	134,951
Thomas & Betts Corp.†	1,367	66,737
		201,688
Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†	10,036	211,358
Synopsys, Inc.†	4,002	104,973
		316,331
Electronic Forms — 0.1%
Adobe Systems, Inc.†	4,100	170,970
Electronic Measurement Instruments — 1.6%
FLIR Systems, Inc.†	31,700	1,130,739
Garmin, Ltd.	24,300	1,315,845
Tektronix, Inc.	1,393	39,227
Trimble Navigation, Ltd.†	2,676	71,824
		2,557,635
Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.†	395	14,911
Avnet, Inc.†	1,381	49,910
		64,821
Electronics-Military — 0.5%
L-3 Communications Holdings, Inc.	10,205	892,631
Energy-Alternate Sources — 0.6%
Covanta Holding Corp.†	2,660	58,999
Suntech Power Holdings Co., Ltd. ADR†	21,200	733,732
Trina Solar, Ltd. ADR†	5,600	246,848
		1,039,579
Engineering/R&D Services — 0.5%
Fluor Corp.	5,443	488,346
Foster Wheeler, Ltd.†	2,000	116,780
Jacobs Engineering Group, Inc.†	2,734	127,541
KBR, Inc.†	294	5,983
URS Corp.†	67	2,853
		741,503
Engines-Internal Combustion — 0.1%
Cummins, Inc.	1,001	144,865
Enterprise Software/Service — 0.2%
BEA Systems, Inc.†	9,088	105,330
BMC Software, Inc.†	4,965	152,872
CA, Inc.	1,477	38,269
		296,471
Entertainment Software — 1.5%
Activision, Inc.†	85,396	1,617,400
Electronic Arts, Inc.†	14,488	729,616
THQ, Inc.†	4,200	143,598
		2,490,614

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Filtration/Separation Products — 0.4%
Donaldson Co., Inc.	1,725	$62,273
Pall Corp.	13,722	521,436
		583,709
Finance-Auto Loans — 0.0%
AmeriCredit Corp.†	644	14,722
Finance-Commercial — 0.0%
CapitalSource, Inc.	1,510	37,946
Finance-Consumer Loans — 0.0%
Nelnet, Inc., Class A†	393	9,420
The First Marblehead Corp.	1,070	48,033
		57,453
Finance-Investment Banker/Broker — 1.0%
Charles Schwab Corp.	6,800	124,372
E*TRADE Financial Corp.†	46,192	980,194
Investment Technology Group, Inc.†	1,010	39,592
Lazard, Ltd.	4,900	245,882
optionsXpress Holdings, Inc.	3,400	80,036
TD Ameritrade Holding Corp.†	13,569	201,907
		1,671,983
Finance-Mortgage Loan/Banker — 0.0%
IndyMac Bancorp, Inc.	359	11,506
Finance-Other Services — 1.8%
CBOT Holdings, Inc.†	2,432	441,408
Chicago Merchantile Exchange Holdings, Inc., Class A	700	372,722
Hong Kong Exchanges & Clearing, Ltd.	44,500	432,841
IntercontinentalExchange, Inc.†	5,079	620,704
International Securities Exchange Holdings, Inc.	2,300	112,240
Nymex Holdings, Inc.†	1,970	267,447
NYSE Group, Inc.	1,848	173,250
The Nasdaq Stock Market, Inc.†	18,505	544,232
		2,964,844
Financial Guarantee Insurance — 0.2%
Ambac Financial Group, Inc.	1,710	147,727
MBIA, Inc.	1,600	104,784
		252,511
Food-Confectionery — 0.7%
Hershey Co.	9,218	503,856
WM Wrigley Jr. Co.	11,827	602,349
		1,106,205
Food-Misc. — 0.4%
Campbell Soup Co.	3,031	118,057
H.J. Heinz Co.	4,439	209,166
McCormick & Co., Inc.	5,339	205,658
Sara Lee Corp.	9,328	157,830
		690,711
Food-Retail — 0.1%
The Kroger Co.	2,108	59,551
Whole Foods Market, Inc.	3,268	146,570
		206,121

Security Description	Shares	Value (Note 2)
Footwear & Related Apparel — 0.5%
Crocs, Inc.†	17,300	$817,425
Gambling (Non-Hotel) — 0.5%
Isle of Capri Casinos, Inc.†	10,300	263,886
Pinnacle Entertainment, Inc.†	17,700	514,539
		778,425
Garden Products — 0.0%
Toro Co.	941	48,217
Hazardous Waste Disposal — 0.6%
Stericycle, Inc.†	12,333	1,005,140
Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	3,971	123,458
Hospital Beds/Equipment — 0.1%
Hillenbrand Industries, Inc.	604	35,859
Kinetic Concepts, Inc.†	1,023	51,805
		87,664
Hotels/Motels — 1.5%
Choice Hotels, Inc.	6,183	219,063
Hilton Hotels Corp.	20,073	721,825
Marriott International, Inc., Class A	6,400	313,344
Starwood Hotels & Resorts Worldwide, Inc.	18,822	1,220,607
		2,474,839
Human Resources — 0.4%
Manpower, Inc.	4,253	313,744
Robert Half International, Inc.	11,507	425,874
		739,618
Identification Systems — 0.1%
Cogent, Inc.†	9,300	125,085
Independent Power Producers — 0.1%
NRG Energy, Inc.†	882	63,539
Reliant Energy, Inc.†	6,100	123,952
		187,491
Industrial Audio & Video Products — 0.1%
Dolby Laboratories, Inc.†	4,016	138,592
Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	3,900	233,493
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	612	45,263
Airgas, Inc.	1,479	62,340
		107,603
Instruments-Controls — 0.1%
Mettler Toledo International, Inc.†	951	85,181
Instruments-Scientific — 0.5%
Applera Corp.	3,475	102,756
PerkinElmer, Inc.	1,530	37,057
Thermo Fisher Scientific, Inc.†	6,075	284,006
Waters Corp.†	7,215	418,470
		842,289
Insurance Brokers — 0.3%
AON Corp.	3,000	113,880
Arthur J. Gallagher & Co.	684	19,378
Brown & Brown, Inc.	6,021	162,868
Marsh & McLennan Cos., Inc.	3,200	93,728

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Insurance Brokers (continued)
Willis Group Holdings, Ltd.	2,700	$106,866
		496,720
Insurance-Life/Health — 0.1%
CIGNA Corp.	1,600	228,256
Insurance-Multi-line — 0.4%
Assurant, Inc.	9,700	520,211
CNA Financial Corp.†	66	2,844
Hanover Insurance Group, Inc.	429	19,785
HCC Insurance Holdings, Inc.	1,406	43,305
		586,145
Insurance-Property/Casualty — 0.3%
Arch Capital Group, Ltd.†	2,500	170,525
Markel Corp.†	241	116,844
OneBeacon Insurance Group, Ltd.	4,500	112,500
Philadelphia Consolidated Holding Corp.†	1,060	46,629
W.R. Berkley Corp.	2,033	67,333
		513,831
Insurance-Reinsurance — 0.1%
Axis Capital Holdings, Ltd.	2,600	88,036
RenaissanceRe Holdings, Ltd.	2,000	100,280
Transatlantic Holdings, Inc.	227	14,782
		203,098
Internet Content-Information/News — 0.1%
Baidu.com ADR†	1,800	173,790
WebMD Health Corp.†	165	8,684
		182,474
Internet Infrastructure Software — 1.0%
Akamai Technologies, Inc.†	11,605	579,322
F5 Networks, Inc.†	14,946	996,599
		1,575,921
Internet Security — 0.6%
Check Point Software Technologies†	4,550	101,374
CheckFree Corp.†	5,729	212,489
McAfee, Inc.†	8,943	260,062
Symantec Corp.†	8,000	138,400
VeriSign, Inc.†	12,965	325,681
		1,038,006
Investment Management/Advisor Services — 1.6%
Affiliated Managers Group, Inc.†	2,231	241,729
BlackRock, Inc.	1,862	291,049
Eaton Vance Corp.	9,899	352,800
Federated Investors, Inc., Class B	6,086	223,478
Fortress Investment Group LLC, Class A	11,900	341,292
Janus Capital Group, Inc.	8,630	180,453
Legg Mason, Inc.	2,769	260,868
Nuveen Investments Inc., Class A	7,748	366,481
T. Rowe Price Group, Inc.	6,196	292,389
		2,550,539

Security Description	Shares	Value (Note 2)
Lasers-System/Components — 0.1%
Cymer, Inc.†	2,300	$95,565
II-VI, Inc.†	3,400	115,090
		210,655
Leisure Products — 0.1%
Brunswick Corp.	2,115	67,363
WMS Industries, Inc.†	2,800	109,872
		177,235
Linen Supply & Related Items — 0.2%
Cintas Corp.	8,057	290,858
Machine Tools & Related Products — 0.0%
Lincoln Electric Holdings, Inc.	990	58,964
Machinery-Construction & Mining — 0.2%
Joy Global, Inc.	6,653	285,414
Terex Corp.†	1,110	79,653
		365,067
Machinery-Farming — 0.0%
AGCO Corp.†	144	5,324
Machinery-General Industrial — 0.2%
Gardner Denver, Inc.†	1,221	42,552
IDEX Corp.	2,945	149,841
Manitowoc Co., Inc.	1,428	90,721
		283,114
Machinery-Print Trade — 0.1%
Zebra Technologies Corp., Class A†	3,351	129,382
Machinery-Pumps — 0.2%
Flowserve Corp.	199	11,381
Graco, Inc.	7,596	297,459
		308,840
Medical Information Systems — 0.8%
Cerner Corp.†	12,501	680,679
IMS Health, Inc.	22,031	653,440
		1,334,119
Medical Instruments — 1.9%
ArthroCare Corp.†	1,900	68,476
Beckman Coulter, Inc.	1,353	86,443
Edwards Lifesciences Corp.†	3,775	191,393
Intuitive Surgical, Inc.†	6,753	820,962
Kyphon, Inc.†	2,400	108,336
St. Jude Medical, Inc.†	40,721	1,531,517
Techne Corp.†	4,419	252,325
Ventana Medical Systems, Inc.†	2,500	104,750
		3,164,202
Medical Labs & Testing Services — 0.5%
Covance, Inc.†	1,119	66,401
Laboratory Corp. of America Holdings†	5,209	378,330
Quest Diagnostics, Inc.	7,144	356,271
		801,002
Medical Products — 0.8%
American Medical Systems Holdings, Inc.†	5,400	114,318
Becton, Dickinson & Co.	1,500	115,335
Biomet, Inc.	5,741	243,935
Henry Schein, Inc.†	5,560	306,801

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical Products (continued)
The Cooper Cos., Inc.	521	$25,331
Varian Medical Systems, Inc.†	7,165	341,699
Zimmer Holdings, Inc.†	1,900	162,279
		1,309,698
Medical-Biomedical/Gene — 2.3%
Celgene Corp.†	18,089	948,949
Charles River Laboratories International, Inc.†	2,678	123,884
deCODE genetics, Inc.†	15,100	55,115
Digene Corp.†	11,700	496,197
Genzyme Corp.†	1,700	102,034
Illumina, Inc.†	3,600	105,480
Integra LifeSciences Holdings†	1,400	63,812
Invitrogen Corp.†	3,606	229,522
Martek Biosciences Corp.†	2,200	45,364
MedImmune, Inc.†	11,503	418,594
Millennium Pharmaceuticals, Inc.†	12,251	139,171
Millipore Corp.†	3,040	220,309
Nektar Therapeutics†	4,900	63,994
PDL BioPharma, Inc.†	6,271	136,081
Qiagen NV†	8,500	146,030
Vertex Pharmaceuticals, Inc.†	15,398	431,760
		3,726,296
Medical-Drugs — 2.9%
Abraxis Bioscience, Inc.†	596	15,919
Allergan, Inc.	8,148	902,962
Auxilium Pharmaceuticals, Inc.†	19,400	284,792
Cephalon, Inc.†	11,633	828,386
Elan Corp. PLC ADR†	40,200	534,258
Endo Pharmaceuticals Holdings, Inc.†	3,104	91,258
Forest Laboratories, Inc.†	7,603	391,098
Medicis Pharmaceutical Corp., Class A	23,000	708,860
OSI Pharmaceuticals, Inc.†	2,800	92,400
Sepracor, Inc.†	6,337	295,494
Shionogi & Co., Ltd.	34,000	611,677
		4,757,104
Medical-Generic Drugs — 0.1%
Barr Pharmaceuticals, Inc.†	2,477	114,809
Mylan Laboratories, Inc.	5,711	120,730
		235,539
Medical-HMO — 1.2%
Coventry Health Care, Inc.†	20,494	1,148,689
Health Net, Inc.†	5,878	316,295
Humana, Inc.†	7,641	443,331
Sierra Health Services, Inc.†	1,306	53,768
WellCare Health Plans, Inc.†	762	64,960
		2,027,043

Security Description	Shares	Value (Note 2)
Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	1,399	$49,315
Health Management Assoc., Inc., Class A	4,144	45,045
LifePoint Hospitals, Inc.†	2,672	102,124
Tenet Healthcare Corp.†	7,478	48,083
Triad Hospitals, Inc.†	337	17,608
Universal Health Services, Inc., Class B	245	14,029
		276,204
Medical-Nursing Homes — 0.2%
Manor Care, Inc.	5,919	321,757
Medical-Outpatient/Home Medical — 0.2%
Lincare Holdings, Inc.†	7,243	265,456
Medical-Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp.	869	45,840
Metal Processors & Fabrication — 0.5%
Precision Castparts Corp.	8,153	848,319
Timken Co.	151	4,577
		852,896
Metal-Copper — 0.0%
Southern Copper Corp.	316	22,645
Metal-Diversified — 0.1%
Freeport-McMoRan Copper & Gold, Inc., Class B	2,366	156,606
Mining — 0.5%
UrAsia Energy LTD†	128,600	783,073
Motion Pictures & Services — 0.3%
Dreamworks Animation SKG, Inc., Class A†	15,696	479,984
Motorcycle/Motor Scooter — 0.5%
Harley-Davidson, Inc.	13,468	791,245
Multimedia — 0.3%
E.W. Scripps Co., Class A	4,057	181,267
McGraw-Hill Cos., Inc.	1,600	100,608
Meredith Corp.	2,725	156,388
		438,263
Music — 0.0%
Warner Music Group Corp.	1,158	19,755
Networking Products — 0.2%
BigBand Networks, Inc.†	900	16,209
Juniper Networks, Inc.†	16,301	320,804
		337,013
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.†	2,011	72,155
Non-Hazardous Waste Disposal — 0.5%
Allied Waste Industries, Inc.†	326	4,104
Republic Services, Inc.	29,506	820,857
		824,961
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	3,040	137,986
Office Furnishings-Original — 0.1%
HNI Corp.	2,534	116,387
Steelcase, Inc. Class A	1,400	27,846
		144,233

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Office Supplies & Forms — 0.2%
Avery Dennison Corp.	4,700	$302,022
Oil & Gas Drilling — 1.0%
Diamond Offshore Drilling, Inc.	10,975	888,426
ENSCO International, Inc.	3,587	195,133
Helmerich & Payne, Inc.	2,452	74,394
Nabors Industries, Ltd.†	4,100	121,647
Patterson-UTI Energy, Inc.	3,707	83,185
Pride International, Inc.†	3,071	92,437
Rowan Cos., Inc.	2,394	77,733
Todco, Class A†	1,347	54,325
		1,587,280
Oil Companies-Exploration & Production — 1.5%
Bill Barrett Corp.†	3,700	119,917
Cabot Oil & Gas Corp.	5,800	390,456
CNX Gas Corp.†	651	18,443
ComptonPetroleum Corp.†	8,600	86,602
Denbury Resources, Inc.†	2,778	82,757
EOG Resources, Inc.	8,200	584,988
Mariner Energy, Inc.†	5,700	109,041
Murphy Oil Corp.	5,800	309,720
Plains Exploration & Production Co.†	1,689	76,241
Quicksilver Resources, Inc.†	1,459	58,024
Range Resources Corp.	3,217	107,448
Southwestern Energy Co.†	3,911	160,273
St. Mary Land & Exploration Co.	1,463	53,663
Ultra Petroleum Corp.†	2,200	116,886
Unit Corp.†	1,079	54,586
W&T Offshore, Inc.	468	13,539
XTO Energy, Inc.	2,833	155,277
		2,497,861
Oil Field Machinery & Equipment — 1.0%
Cameron International Corp.†	9,795	615,028
Dresser Rand Group, Inc.†	730	22,236
FMC Technologies, Inc.†	1,595	111,267
Grant Prideco, Inc.†	12,055	600,821
National-Oilwell Varco, Inc.†	3,813	296,614
		1,645,966
Oil Refining & Marketing — 0.2%
Cheniere Energy, Inc.†	1,279	39,841
Frontier Oil Corp.	1,421	46,381
Holly Corp.	1,120	66,416
Sunoco, Inc.	1,442	101,575
		254,213
Oil-Field Services — 1.1%
BJ Services Co.	12,379	345,374
Core Laboratories NV†	1,700	142,511
Global Industries, Ltd.†	2,059	37,659
Helix Energy Solutions Group, Inc.†	2,124	79,204
Oceaneering International, Inc.†	1,254	52,819
Smith International, Inc.	14,166	680,676
Superior Energy Services, Inc.†	1,964	67,699
TETRA Technologies, Inc.†	6,066	149,891
Tidewater, Inc.	816	47,801
Weatherford International, Ltd.†	4,500	202,950
		1,806,584

Security Description	Shares	Value (Note 2)
Optical Supplies — 0.0%
Advanced Medical Optics, Inc.†	1,384	$51,485
Bausch & Lomb, Inc.	204	10,436
		61,921
Paper & Related Products — 0.0%
Domtar Corp.†	5,062	47,127
Rayonier, Inc.	162	6,966
		54,093
Pharmacy Services — 1.0%
Express Scripts, Inc.†	7,390	596,521
Medco Health Solutions, Inc.†	13,500	979,155
Omnicare, Inc.	3,068	122,014
		1,697,690
Physicians Practice Management — 0.1%
Healthways, Inc.†	3,300	154,275
Pediatrix Medical Group, Inc.†	1,132	64,592
		218,867
Pipelines — 0.8%
El Paso Corp.	15,180	219,655
Equitable Resources, Inc.	2,442	117,998
Kinder Morgan, Inc.	2,485	264,528
Questar Corp.	1,768	157,723
Williams Cos., Inc.	20,853	593,476
		1,353,380
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc., Class B	400	19,296
Private Corrections — 0.0%
Corrections Corp. of America†	926	48,902
Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	1,032	38,968
Publishing-Newspapers — 0.0%
Dow Jones & Co., Inc.	1,381	47,603
McClatchy Co., Class A	105	3,319
Washington Post Co., Class B	26	19,851
		70,773
Racetrack — 0.0%
Penn National Gaming, Inc.†	1,687	71,563
Radio — 0.2%
Citadel Broadcasting Corp.†	7,200	68,472
Salem Communications Corp., Class A†	5,400	67,500
Sirius Satellite Radio, Inc.†	32,759	104,829
XM Satellite Radio Holdings, Inc., Class A†	7,132	92,145
		332,946
Real Estate Investment Trusts — 0.6%
Developers Diversified Realty Corp.	1,190	74,851
Douglas Emmett, Inc.	348	8,885
Essex Property Trust, Inc.	255	33,017
Federal Realty Investment Trust	685	62,075
General Growth Properties, Inc.	2,073	133,854
Kilroy Realty Corp.	748	55,165
Public Storage, Inc.	1,772	167,755
SL Green Realty Corp.	1,161	159,266
Taubman Centers, Inc.	662	38,389

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
The Macerich Co.	1,675	$154,703
UDR, Inc.	3,133	95,933
Ventas, Inc.	1,447	60,962
Weingarten Realty Investors, Inc.	463	22,020
		1,066,875
Real Estate Management/Services — 0.1%
CB Richard Ellis Group, Inc., Class A†	4,317	147,555
Jones Lang LaSalle, Inc.	835	87,074
		234,629
Real Estate Operations & Development — 0.1%
Forest City Enterprises, Inc., Class A	1,643	108,734
The St. Joe Co.	1,740	91,019
		199,753
Rental Auto/Equipment — 0.0%
Hertz Global Holdings, Inc.†	1,419	33,630
Research & Development — 0.4%
Pharmaceutical Product Development, Inc.	21,856	736,329
Respiratory Products — 0.3%
ResMed, Inc.†	6,859	345,488
Respironics, Inc.†	5,096	213,981
		559,469
Retail-Apparel/Shoe — 2.2%
Abercrombie & Fitch Co., Class A	2,052	155,295
American Eagle Outfitters, Inc.	3,994	119,780
AnnTaylor Stores Corp.†	1,565	60,691
Chico's FAS, Inc.†	4,179	102,093
Claire's Stores, Inc.	2,171	69,733
Foot Locker, Inc.	410	9,655
Limited Brands, Inc.	7,959	207,412
Men's Wearhouse, Inc.	3,150	148,207
Nordstrom, Inc.	5,505	291,435
Ross Stores, Inc.	7,548	259,651
The Children's Place Retail Stores, Inc.†	9,700	540,872
Tween Brands, Inc.†	16,600	592,952
Under Armour, Inc., Class A†	16,200	831,060
Urban Outfitters, Inc.†	7,278	192,940
		3,581,776
Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	5,518	212,719
AutoZone, Inc.†	1,181	151,333
O'Reilly Automotive, Inc.†	6,041	199,957
		564,009
Retail-Automobile — 0.1%
CarMax, Inc.†	4,912	120,540
Copart, Inc.†	1,651	46,245
United Auto Group, Inc.	146	2,964
		169,749
Retail-Bedding — 0.4%
Bed Bath & Beyond, Inc.†	15,684	630,026
Retail-Bookstore — 0.0%
Barnes & Noble, Inc.	279	11,007

Security Description	Shares	Value (Note 2)
Retail-Catalog Shopping — 0.0%
Coldwater Creek, Inc.†	1,394	$28,270
MSC Industrial Direct Co., Inc., Class A	882	41,172
		69,442
Retail-Computer Equipment — 0.5%
GameStop Corp., Class A†	24,064	783,764
Retail-Consumer Electronics — 0.1%
Circuit City Stores, Inc.	3,780	70,044
RadioShack Corp.	2,412	65,196
		135,240
Retail-Discount — 1.1%
Dollar General Corp.	6,871	145,322
Dollar Tree Stores, Inc.†	17,561	671,532
Family Dollar Stores, Inc.	6,839	202,571
Fred's, Inc.	5,600	82,320
TJX Cos., Inc.	23,884	643,913
		1,745,658
Retail-Gardening Products — 0.1%
Tractor Supply Co.†	3,338	171,907
Retail-Jewelry — 0.3%
Tiffany & Co.	10,207	464,214
Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	8,744	310,062
Retail-Major Department Stores — 0.3%
J.C. Penney Co., Inc.	5,473	449,662
Retail-Office Supplies — 0.3%
Office Depot, Inc.†	6,712	235,860
Staples, Inc.	7,400	191,216
		427,076
Retail-Perfume & Cosmetics — 0.0%
Sally Beauty Holdings Inc.†	387	3,557
Retail-Pet Food & Supplies — 0.2%
PETsMART, Inc.	8,668	285,697
Retail-Regional Department Stores — 0.4%
Kohl's Corp.†	9,500	727,795
Retail-Restaurants — 1.5%
Brinker International, Inc.	2,968	97,054
Burger King Holdings, Inc.	584	12,615
California Pizza Kitchen, Inc.†	20,400	670,956
Chipotle Mexican Grill, Inc., Class A†	2,400	149,040
Darden Restaurants, Inc.	3,458	142,435
OSI Restaurant Partners, Inc.	824	32,548
Panera Bread Co., Class A†	2,801	165,427
The Cheesecake Factory, Inc.†	4,495	119,792
Tim Hortons Inc	9,565	290,967
Wendy's International, Inc.	914	28,608
Yum! Brands, Inc.	14,145	817,015
		2,526,457
Retail-Sporting Goods — 0.5%
Dick's Sporting Goods, Inc.†	12,899	751,496
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.	441	19,695
Rubber-Tires — 0.1%
The Goodyear Tire & Rubber Co.†	4,134	128,939

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	6,736	$92,149
People's Bank	1,361	60,428
		152,577
Schools — 0.5%
Apollo Group, Inc., Class A†	6,573	288,555
Career Education Corp.†	2,278	69,479
DeVry, Inc.	3,000	88,050
ITT Educational Services, Inc.†	3,065	249,767
Laureate Education, Inc.†	858	50,596
Universal Technical Institute, Inc.†	2,900	66,932
		813,379
Semiconductor Equipment — 0.7%
KLA-Tencor Corp.	5,465	291,394
Lam Research Corp.†	14,681	694,999
Novellus Systems, Inc.†	1,176	37,655
Teradyne, Inc.†	10,365	171,437
		1,195,485
Semiconductors Components- Intergrated Circuits — 1.4%
Analog Devices, Inc.	18,879	651,137
Cypress Semiconductor Corp.†	3,167	58,748
Integrated Device Technology, Inc.†	9,065	139,782
Linear Technology Corp.	21,384	675,521
Marvell Technology Group, Ltd.†	14,600	245,426
Maxim Integrated Products, Inc.	20,828	612,343
		2,382,957
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	1,508	75,928
Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	4,800	277,584
Steel-Producer — 0.3%
Carpenter Technology Corp.	3,655	441,378
Steel-Specialty — 0.2%
Allegheny Technologies, Inc.	2,339	249,548
Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	431	12,046
JDS Uniphase Corp.†	4,760	72,495
		84,541
Telecom Services — 0.9%
Amdocs, Ltd.†	33,700	1,229,376
NeuStar Inc., Class A†	5,755	163,672
Time Warner Telecom, Inc., Class A†	5,000	103,850
		1,496,898
Telecommunication Equipment — 0.1%
ADC Telecommunications, Inc.†	2,423	40,561
Avaya, Inc.†	840	9,920
Harris Corp.	3,132	159,576
		210,057
Telephone-Integrated — 0.2%
Citizens Communications Co.	3,319	49,619
Level 3 Communications, Inc.†	32,295	197,000
Telephone and Data Systems, Inc.	1,368	81,560
		328,179

Security Description	Shares	Value (Note 2)
Television — 0.0%
CTC Media, Inc.†	370	$9,502
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	144	11,815
Theater — 0.0%
Regal Entertainment Group, Class A	1,472	29,249
Therapeutics — 0.9%
Amylin Pharmaceuticals, Inc.†	20,525	766,814
CV Therapeutics, Inc.†	35,800	281,746
ImClone Systems, Inc.†	1,621	66,088
Medarex, Inc.†	8,900	115,166
Neurocrine Biosciences, Inc.†	7,200	90,000
Theravance, Inc.†	3,300	97,350
		1,417,164
Tobacco — 0.1%
UST, Inc.	2,094	121,410
Tools-Hand Held — 0.1%
Black & Decker Corp.	1,459	119,083
Snap-on, Inc.	171	8,225
Stanley Works	1,327	73,463
		200,771
Transactional Software — 0.6%
VeriFone Holdings, Inc.†	26,192	962,032
Transport-Equipment & Leasng — 0.0%
GATX Corp.	552	26,386
Transport-Marine — 0.0%
Kirby Corp.†	1,230	43,025
Transport-Rail — 0.1%
CSX Corp.	5,056	202,493
Kansas City Southern†	636	22,629
		225,122
Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	9,852	470,433
Expeditors International of Washington, Inc.	12,178	503,195
UTI Worldwide, Inc.	10,200	250,716
		1,224,344
Transport-Truck — 0.3%
Con-way, Inc.	1,119	55,771
J.B. Hunt Transport Services, Inc.	2,387	62,635
Landstar System, Inc.	7,676	351,868
Swift Transportation Co., Inc.†	576	17,948
		488,222
Veterinary Diagnostics — 0.0%
VCA Antech, Inc.†	1,938	70,369
Water — 0.0%
Aqua America, Inc.	1,816	40,769
Water Treatment Systems — 0.0%
Nalco Holding Co.	2,477	59,200
Web Hosting/Design — 0.7%
Equinix, Inc.†	12,700	1,087,501
Web Portals/ISP — 0.1%
SINA Corp.†	4,400	147,884

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCK (continued)
Wireless Equipment — 1.5%
American Tower Corp., Class A†	44,189	$1,721,161
Crown Castle International Corp.†	4,339	139,412
SBA Communcations Corp.† Class A†	20,103	594,044
		2,454,617
X-Ray Equipment — 1.0%
Hologic, Inc.†	27,976	1,612,537
Total Common Stock (cost $135,068,357)		159,941,371
EXCHANGE TRADED FUNDS — 1.2%
Index Fund — 1.2%
iShares Russell Midcap Growth Index Fund	8,900	953,368
Oil Service HOLDRs Trust	7,200	1,049,184
		2,002,552
Total Exchange Traded Funds (cost $1,760,236)		2,002,552
Total Long-Term Investment Securities (cost $136,828,593)		161,943,923
SHORT-TERM INVESTMENT SECURITIES — 0.5%
Registered Investment Company — 0.1%
T. Rowe Price Reserve Investment	107,986	107,986
U.S. Government Agencies — 0.4%
Federal Home Loan Bank 4.97% due 04/02/07	$700,000	699,903
U.S. Government Treasuries — 0.0%
United States Treasury Bills 4.88% due 06/14/07(3)	60,000	59,405
Total Short-Term Investment Securities (cost $867,287)		867,294

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 1.5%
Bank of America Joint Repurchase Agreement(1)	$1,111,000	$1,111,000
UBS Warburg Joint Repurchase Agreement(1)	1,129,000	1,129,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.65%, dated 03/31/07, to be repurchased 04/02/07 in the amount of $177,054 and collateralized by $135,000 of United States Treasury Bonds, bearing interest at 8.88%, due 02/15/19 and having an approximate value of $186,162	177,000	177,000
Total Repurchase Agreements (cost $2,417,000)		2,417,000
TOTAL INVESTMENTS (cost $140,112,880)(2)	100.5%	165,228,217
Liabilities in excess of other assets	(0.5)	(835,416)
NET ASSETS	100.0%	$164,392,801

†  Non-income producing security

(1)  See Note 2 for details of Joint Repurchase Agreement

(2)  See Note 3 for cost of investments on a tax basis

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of March 31, 2007	Unrealized Appreciation (Depreciation)
2	Long	S&P Midcap 400 Index	June 2007	$829,665	$855,800	$26,135

See Notes to Financial Statements

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2007 (unaudited)

Industry Allocation*
Electric-Integrated	12.3%
Real Estate Investment Trusts	6.3
Oil Companies-Exploration & Production	4.4
Banks-Commercial	3.3
Chemicals-Specialty	2.5
Telephone-Integrated	1.9
Food-Retail	1.8
Financial Guarantee Insurance	1.7
Insurance-Reinsurance	1.7
Telecommunication Equipment	1.7
Insurance-Life/Health	1.6
Paper & Related Products	1.6
Insurance-Multi-line	1.5
Telecom Services	1.5
Banks-Super Regional	1.3
Consumer Products-Misc.	1.2
Diversified Manufactured Operations	1.2
Non-Hazardous Waste Disposal	1.2
Distribution/Wholesale	1.1
Gas-Distribution	1.1
Metal Processors & Fabrication	1.1
Auto/Truck Parts & Equipment-Original	1.0
Broadcast Services/Program	1.0
Home Decoration Products	1.0
Medical-HMO	1.0
Pipelines	1.0
Repurchase Agreements	1.0
Advertising Services	0.9
Finance-Investment Banker/Broker	0.9
Industrial Gases	0.9
Medical-Drugs	0.9
Oil-Field Services	0.9
Printing-Commercial	0.9
Retail-Restaurants	0.9
Advertising Agencies	0.8
Agricultural Chemicals	0.8
Building-Residential/Commerical	0.8
Chemicals-Diversified	0.8
Food-Wholesale/Distribution	0.8
Insurance-Property/Casualty	0.8
Medical-Generic Drugs	0.8
Retail-Office Supplies	0.8
Steel-Producers	0.8
Travel Services	0.8
Unknown	0.8
Beverages-Non-alcoholic	0.7
Containers-Paper/Plastic	0.7
Electronic Design Automation	0.7
Entertainment Software	0.7
Internet Security	0.7
Oil & Gas Drilling	0.7
Retail-Apparel/Shoe	0.7
Computers-Memory Devices	0.6
Containers-Metal/Glass	0.6
Electronic Connectors	0.6
Enterprise Software/Service	0.6
Finance-Commercial	0.6
Medical-Biomedical/Gene	0.6
Power Converter/Supply Equipment	0.6
Savings & Loans/Thrifts	0.6

Banks-Fiduciary	0.5%
Food-Meat Products	0.5
Food-Misc.	0.5
Independent Power Producers	0.5
Instruments-Scientific	0.5
Investment Management/Advisor Services	0.5
Medical Information Systems	0.5
Telecom Equipment-Fiber Optics	0.5
Tools-Hand Held	0.5
Aerospace/Defense	0.4
Aerospace/Defense-Equipment	0.4
Computer Services	0.4
Electronic Components-Semiconductors	0.4
Optical Supplies	0.4
Publishing-Newspapers	0.4
Retail-Regional Department Stores	0.4
Semiconductor Equipment	0.4
Apparel Manufacturers	0.3
Building Products-Air & Heating	0.3
Casino Hotels	0.3
Commercial Services-Finance	0.3
Consulting Services	0.3
Engines-Internal Combustion	0.3
Insurance Brokers	0.3
Office Automation & Equipment	0.3
Tobacco	0.3
Toys	0.3
Transport-Rail	0.3
U.S. Government Agencies	0.3
Airlines	0.2
Auto-Cars/Light Trucks	0.2
Cable TV	0.2
E-Commerce/Services	0.2
Electronics-Military	0.2
Investment Companies	0.2
Medical-Hospitals	0.2
Metal-Diversified	0.2
Oil Companies-Integrated	0.2
Oil Refining & Marketing	0.2
Physical Therapy/Rehabilation Centers	0.2
Rental Auto/Equipment	0.2
Retail-Mail Order	0.2
Transport-Truck	0.2
Appliances	0.1
Applications Software	0.1
Auto-Heavy Duty Trucks	0.1
Beverages-Wine/Spirits	0.1
Brewery	0.1
Building & Construction Products-Misc.	0.1
Coatings/Paint	0.1
Commercial Services	0.1
Computers-Integrated Systems	0.1
Data Processing/Management	0.1
Diversified Operations	0.1
Electronic Components-Misc.	0.1
Electronic Parts Distribution	0.1
Engineering/R&D Services	0.1
Filtration/Separation Products	0.1
Finance-Other Services	0.1
Food-Confectionery	0.1

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2007 (unaudited) (continued)

Food-Dairy Products	0.1%
Forestry	0.1
Funeral Services & Related Items	0.1
Internet Infrastructure Software	0.1
Machinery-Construction & Mining	0.1
Machinery-Farming	0.1
Medical-Wholesale Drug Distribution	0.1
Networking Products	0.1
Photo Equipment & Supplies	0.1
Retail-Automobile	0.1
Retail-Discount	0.1
Retail-Drug Store	0.1
Retail-Major Department Stores	0.1
Semiconductors Components-Intergrated Circuits	0.1
Textile-Home Furnishings	0.1
Transport-Marine	0.1
Transport-Services	0.1
100.3%

*  Calculated as a percentage of net assets

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007

Security Description	Shares	Value (Note 2)
COMMON STOCK — 98.2%
Advertising Agency — 0.8%
Interpublic Group of Cos., Inc.†	142,100	$1,749,251
Advertising Services — 0.9%
R.H. Donnelley Corp.	28,205	1,999,452
Aerospace/Defense — 0.4%
Armor Holdings, Inc.†	1,041	70,091
Rockwell Collins, Inc.	11,917	797,605
Spirit Aerosystems Holdings, Inc., Class A	525	16,721
		884,417
Aerospace/Defense-Equipment — 0.4%
Alliant Techsystems, Inc.†	8,328	732,198
DRS Technologies, Inc.	967	50,448
Goodrich Corp.	297	15,290
		797,936
Agricultural Chemicals — 0.8%
Agrium, Inc.	18,200	697,606
Monsanto Co.	13,400	736,464
Potash Corp. of Saskatchewan, Inc.	1,800	287,874
		1,721,944
Airlines — 0.2%
AMR Corp.†	1,960	59,682
Southwest Airlines Co.	11,709	172,122
UAL Corp.†	3,846	146,802
		378,606
Apparel Manufacturers — 0.3%
Hanesbrands, Inc.†	1,564	45,966
Jones Apparel Group, Inc.	3,910	120,154
Liz Claiborne, Inc.	3,630	155,546
VF Corp.	3,050	251,991
		573,657
Appliances — 0.1%
Whirlpool Corp.	2,533	215,077
Applications Software — 0.1%
Compuware Corp.	11,204	106,326
Auction House/Art Dealer — 0.0%
Adesa, Inc.	3,121	86,233
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co.	62,357	491,997
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	3,570	262,038
Auto/Truck Parts & Equipment-Original — 1.0%
Autoliv, Inc.	17,156	979,779
BorgWarner, Inc.	1,839	138,697
Johnson Controls, Inc.	10,200	965,124
TRW Automotive Holdings Corp.†	1,514	52,718
		2,136,318
Banks-Commercial — 3.3%
Associated Banc-Corp.	4,593	154,325
BancorpSouth, Inc.	2,755	67,360
Bank of Hawaii Corp.	620	32,879
BOK Financial Corp.	758	37,544
City National Corp.	5,723	421,213
Colonial BancGroup, Inc.	5,370	132,907

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Commerce Bancshares, Inc.	13,112	$633,441
Compass Bancshares, Inc.	4,485	308,568
Cullen/Frost Bankers, Inc.	1,202	62,901
East West Bancorp, Inc.	161	5,920
First Citizens BancShares, Inc., Class A	209	42,009
First Horizon National Corp.	16,480	684,414
Fulton Financial Corp.	6,029	87,601
M&T Bank Corp.	7,405	857,721
Marshall & Ilsley Corp.	8,793	407,204
Popular, Inc.	9,669	160,119
Sky Financial Group, Inc.	3,703	99,462
South Financial Group, Inc.	2,605	64,396
Synovus Financial Corp.	5,230	169,138
TCF Financial Corp.	2,841	74,889
TD Banknorth, Inc.	3,501	112,592
UnionBanCal Corp.	1,859	117,898
Valley National Bancorp	4,061	102,540
Webster Financial Corp.	19,433	932,978
Whitney Holding Corp.	2,282	69,783
Zions Bancorp.	14,882	1,257,827
		7,097,629
Banks-Fiduciary — 0.5%
Northern Trust Corp.	17,407	1,046,857
Wilmington Trust Corp.	2,369	99,901
		1,146,758
Banks-Super Regional — 1.3%
Comerica, Inc.	5,642	333,555
Huntington Bancshares, Inc.	8,520	186,162
KeyCorp	59,044	2,212,379
		2,732,096
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.†	395	33,705
Beverages-Non-alcoholic — 0.7%
Coca-Cola Enterprises, Inc.	63,308	1,281,987
Pepsi Bottling Group, Inc.	8,249	263,060
PepsiAmericas, Inc.	2,168	48,390
		1,593,437
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc., Class A†	5,666	120,006
Brewery — 0.1%
Molson Coors Brewing Co., Class B	1,835	173,628
Broadcast Services/Program — 1.0%
Clear Channel Communications, Inc.	34,100	1,194,864
Discovery Holding Co., Class A†	6,988	133,680
Liberty Global, Inc., Class A†	8,886	292,616
Liberty Media Corp.	4,879	539,569
		2,160,729
Building & Construction Products-Misc. — 0.1%
Masco Corp.	5,436	148,946
USG Corp.†	1,591	74,268
		223,214
Building Products-Air & Heating — 0.3%
American Standard Cos., Inc.	9,173	486,353
Lennox International, Inc.	1,979	70,650
		557,003

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Building-Residential/Commerical — 0.8%
Beazer Homes USA, Inc.	696	$20,205
Centex Corp.	2,298	96,010
D.R. Horton, Inc.	18,818	413,996
KB Home Corp.	1,353	57,733
Lennar Corp., Class A	21,844	922,035
M.D.C Holdings, Inc.	669	32,159
Pulte Homes, Inc.	3,724	98,537
Ryland Group, Inc.	942	39,743
Standard-Pacific Corp.	1,427	29,781
Toll Brothers, Inc.†	3,623	99,198
		1,809,397
Cable TV — 0.2%
Cablevision Systems Corp., Class A	3,739	113,778
Charter Communications, Inc., Class A†	136,800	381,672
		495,450
Casino Hotels — 0.3%
Boyd Gaming Corp.	9,400	447,816
Harrah's Entertainment, Inc.	1,681	141,960
		589,776
Cellular Telecom — 0.0%
Leap Wireless International, Inc.†	1,029	67,893
TeleCorp PCS, Inc.†(4)	333	0
US Cellular Corp.†	228	16,747
		84,640
Chemicals-Diversified — 0.8%
Celanese Corp., Class A	25,819	796,258
FMC Corp.	1,358	102,434
Huntsman Corp.	912	17,410
Lyondell Chemical Co.	7,534	225,794
PPG Industries, Inc.	5,023	353,167
Rohm & Haas Co.	4,752	245,773
Westlake Chemical Corp.	471	12,788
		1,753,624
Chemicals-Specialty — 2.5%
Albemarle Corp.	8,128	336,011
Ashland, Inc.	1,978	129,757
Cabot Corp.	1,295	61,810
Chemtura Corp.	119,746	1,308,824
Cytec Industries, Inc.	1,433	80,592
Eastman Chemical Co.	24,740	1,566,784
International Flavors & Fragrances, Inc.	1,013	47,834
Lubrizol Corp.	2,375	122,384
Mosaic Co.†	57,520	1,533,483
Sigma-Aldrich Corp.	2,651	110,070
		5,297,549
Coatings/Paint — 0.1%
RPM International, Inc.	4,118	95,126
Sherwin-Williams Co.	1,533	101,239
Valspar Corp.	3,531	98,268
		294,633

Security Description	Shares	Value (Note 2)
Commercial Services — 0.1%
Arbitron, Inc.	300	$14,085
Convergys Corp.†	4,600	116,886
Quanta Services, Inc.†	2,068	52,155
ServiceMaster Co.	7,049	108,484
		291,610
Commercial Services-Finance — 0.3%
Equifax, Inc.	464	16,913
H&R Block, Inc.	27,740	583,649
		600,562
Computer Services — 0.4%
Affiliated Computer Services, Inc., Class A†	1,907	112,284
Ceridian Corp.†	478	16,654
Computer Sciences Corp.	5,965	310,956
Electronic Data Systems Corp.	7,906	218,838
Unisys Corp.	11,915	100,443
		759,175
Computers-Integrated Systems — 0.1%
Diebold, Inc.	463	22,090
NCR Corp.†	4,994	238,563
Riverbed Technology, Inc.†	115	3,179
		263,832
Computers-Memory Devices — 0.6%
Seagate Technology	55,173	1,285,531
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	806	47,119
Consulting Services — 0.3%
BearingPoint, Inc.†	78,418	600,682
Hewitt Associates Inc., Class A†	3,494	102,129
		702,811
Consumer Products-Misc. — 1.2%
American Greetings Corp., Class A	16,100	373,681
Clorox Co.	21,757	1,385,703
Fortune Brands, Inc.	3,346	263,732
Jarden Corp.†	913	34,968
Scotts Miracle-Gro Co., Class A	405	17,832
Tupperware Brands Corp	20,400	508,572
		2,584,488
Containers-Metal/Glass — 0.6%
Ball Corp.	30,000	1,375,500
Containers-Paper/Plastic — 0.7%
Bemis Co., Inc.	3,641	121,573
Packaging Corp. of America	17,727	432,539
Pactiv Corp.†	21,500	725,410
Sealed Air Corp.	3,332	105,291
Sonoco Products Co.	3,440	129,275
		1,514,088
Cosmetics & Toiletries — 0.0%
Alberto-Culver Co.	2,133	48,803
Bare Escentuals, Inc.†	200	7,174
		55,977

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Data Processing/Management — 0.1%
Fair Isaac Corp.	381	$14,737
Fidelity National Information Services, Inc.	5,837	265,350
		280,087
Distribution/Wholesale — 1.1%
Genuine Parts Co.	30,198	1,479,702
Ingram Micro, Inc., Class A†	4,872	94,078
Tech Data Corp.	1,931	69,149
W.W. Grainger, Inc.	10,052	776,417
		2,419,346
Diversified Manufactured Operations — 1.2%
Carlisle Cos., Inc.	7,880	338,288
Cooper Industries, Ltd.	18,900	850,311
Crane Co.	1,841	74,413
Dover Corp.	744	36,315
Eaton Corp.	5,217	435,932
ITT, Inc.	2,133	128,663
Leggett & Platt, Inc.	2,843	64,451
Parker Hannifin Corp.	2,395	206,712
Pentair, Inc.	2,197	68,459
SPX Corp.	2,076	145,735
Teleflex, Inc.	1,398	95,162
Textron, Inc.	298	26,760
The Brink's Co.	376	23,857
Trinity Industries, Inc.	156	6,540
		2,501,598
Diversified Operations — 0.1%
Leucadia National Corp.	5,670	166,811
E-Commerce/Services — 0.2%
Expedia, Inc.†	6,235	144,527
IAC/InterActiveCorp.	3,733	140,772
Liberty Media Corp., Series A†	5,348	127,389
		412,688
Electric-Integrated — 12.3%
Alliant Energy Corp.	4,083	183,000
Ameren Corp.	31,033	1,560,960
American Electric Power Co., Inc.	24,283	1,183,796
CenterPoint Energy, Inc.	10,816	194,039
CMS Energy Corp.†	91,852	1,634,966
Consolidated Edison, Inc.	8,537	435,899
Constellation Energy Group, Inc.	8,127	706,643
DPL, Inc.	47,854	1,487,781
DTE Energy Co.	6,175	295,783
Edison International	46,273	2,273,392
Energy East Corp.	5,130	124,967
Entergy Corp.	31,402	3,294,698
FirstEnergy Corp.	10,777	713,868
Great Plains Energy, Inc.	2,985	96,863
Hawaiian Electric Industries, Inc.	2,818	73,240
Integrys Energy Group, Inc.	2,581	143,271
MDU Resources Group, Inc.	6,251	179,654
NiSource, Inc.	68,371	1,670,987
Northeast Utilities	65,901	2,159,576
NSTAR	3,710	130,295
OGE Energy Corp.	3,153	122,336
Pepco Holdings, Inc.	6,613	191,909

Security Description	Shares	Value (Note 2)
Electric-Integrated (continued)
PG&E Corp.	46,558	$2,247,355
Pinnacle West Capital Corp.	3,446	166,270
PPL Corp.	52,155	2,133,139
Progress Energy, Inc.	8,787	443,216
Puget Energy, Inc.	27,930	717,242
SCANA Corp.	4,011	173,155
Sierra Pacific Resources†	11,009	191,336
TECO Energy, Inc.	7,252	124,807
Wisconsin Energy Corp.	16,780	814,166
Xcel Energy, Inc.	14,085	347,759
		26,216,368
Electronic Components-Misc. — 0.1%
AVX Corp.	945	14,364
Gentex Corp.	473	7,686
Sanmina-SCI Corp.†	11,105	40,200
Solectron Corp.†	16,892	53,210
Vishay Intertechnology, Inc.†	4,620	64,588
		180,048
Electronic Components-Semiconductors — 0.4%
Cree, Inc.†	393	6,469
Fairchild Semiconductor International, Inc.†	2,053	34,326
International Rectifier Corp.†	1,118	42,719
Intersil Corp., Class A	2,777	73,563
LSI Logic Corp.†	38,758	404,633
Micron Technology, Inc.†	13,702	165,520
Rambus, Inc.†	311	6,609
Spansion, Inc.†	2,538	30,938
		764,777
Electronic Connectors — 0.6%
Amphenol Corp., Class A	20,068	1,295,791
Electronic Design Automation — 0.7%
Cadence Design Systems, Inc.†	67,470	1,420,918
Synopsys, Inc.†	4,547	119,268
		1,540,186
Electronic Measurement Instruments — 0.0%
Tektronix, Inc.	831	23,401
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	3,644	137,561
Avnet, Inc.†	2,395	86,555
		224,116
Electronics-Military — 0.2%
L-3 Communications Holdings, Inc.	3,931	343,845
Engineering/R&D Services — 0.1%
KBR, Inc.†	532	10,826
Shaw Group, Inc.†	2,788	87,181
URS Corp.†	1,677	71,423
		169,430
Engines-Internal Combustion — 0.3%
Cummins, Inc.	5,035	728,665

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Enterprise Software/Service — 0.6%
CA, Inc.	12,172	$315,376
Novell, Inc.	11,776	85,023
Sybase, Inc.†	36,300	917,664
		1,318,063
Entertainment Software — 0.7%
Activision, Inc.	83,072	1,573,384
Filtration/Separation Products — 0.1%
Pall Corp.	3,563	135,394
Finance-Auto Loans — 0.0%
AmeriCredit Corp.†	3,053	69,792
Finance-Commercial — 0.6%
CapitalSource, Inc.	1,212	30,457
CIT Group, Inc.	22,930	1,213,456
		1,243,913
Finance-Consumer Loans — 0.0%
Nelnet, Inc., Class A†	87	2,085
Student Loan Corp.	139	25,843
		27,928
Finance-Investment Banker/Broker — 0.9%
AG Edwards, Inc.	2,659	183,950
E*TRADE Financial Corp.†	9,102	193,144
Jefferies Group, Inc.	4,117	119,187
Lazard, Ltd.	5,500	275,990
Raymond James Financial, Inc.	3,147	93,655
The Bear Stearns Cos., Inc.	7,255	1,090,789
		1,956,715
Finance-Mortgage Loan/Banker — 0.0%
IndyMac Bancorp, Inc.	1,928	61,792
Finance-Other Services — 0.1%
Nymex Holdings, Inc.†	138	18,735
NYSE Group, Inc.	2,664	249,750
		268,485
Financial Guarantee Insurance — 1.7%
Ambac Financial Group, Inc.	22,530	1,946,367
MBIA, Inc.	4,680	306,493
MGIC Investment Corp.	8,727	514,195
PMI Group, Inc.	10,321	466,716
Radian Group, Inc.	6,063	332,737
		3,566,508
Food-Canned — 0.0%
Del Monte Foods Co.	6,937	79,637
Food-Confectionery — 0.1%
Hershey Co.	741	40,503
J. M. Smucker Co.	2,022	107,813
		148,316
Food-Dairy Products — 0.1%
Dean Foods Co.	4,479	209,348
Food-Meat Products — 0.5%
Hormel Foods Corp.	2,563	95,318
Smithfield Foods, Inc.†	28,744	860,883
Tyson Foods, Inc., Class A	7,715	149,748
		1,105,949

Security Description	Shares	Value (Note 2)
Food-Misc. — 0.5%
Campbell Soup Co.	3,336	$129,937
ConAgra Foods, Inc.	18,040	449,376
Corn Products International, Inc.	2,576	91,680
H.J. Heinz Co.	5,027	236,872
McCormick & Co., Inc.	971	37,403
Sara Lee Corp.	12,515	211,754
		1,157,022
Food-Retail — 1.8%
Safeway, Inc.	60,318	2,210,052
The Kroger Co.	55,253	1,560,897
		3,770,949
Food-Wholesale/Distribution — 0.8%
SUPERVALU, Inc.	44,258	1,729,160
Forestry — 0.1%
Plum Creek Timber Co., Inc.	6,403	252,406
Funeral Services & Related Items — 0.1%
Service Corp. International	10,273	121,838
Gas-Distribution — 1.1%
AGL Resources, Inc.	15,011	641,270
Atmos Energy Corp.	3,030	94,778
Energen Corp.	2,552	129,871
KeySpan Corp.	6,077	250,069
ONEOK, Inc.	3,828	172,260
Sempra Energy	8,999	549,029
Southern Union Co.	3,703	112,534
Southwest Gas Corp.	7,600	295,412
UGI Corp.	3,658	97,705
Vectren Corp.	2,646	75,676
		2,418,604
Home Decoration Products — 1.0%
Newell Rubbermaid, Inc.	65,768	2,044,727
Hospital Beds/Equipment — 0.0%
Hillenbrand Industries, Inc.	1,232	73,144
Hotel/Motel — 0.0%
Starwood Hotels & Resorts Worldwide, Inc.(1)	1,260	81,711
Human Resources — 0.0%
Manpower, Inc.	435	32,090
Independent Power Producers — 0.5%
Dynegy, Inc., Class A	14,628	135,455
Mirant Corp.†	8,892	359,771
NRG Energy, Inc.†	3,079	221,811
Reliant Energy, Inc.†	11,785	239,471
		956,508
Industrial Gases — 0.9%
Air Products & Chemicals, Inc.	14,476	1,070,645
Airgas, Inc.	17,945	756,382
		1,827,027
Instruments-Scientific — 0.5%
Applera Corp.	1,253	37,051
PerkinElmer, Inc.	27,139	657,307
Thermo Fisher Scientific, Inc.†	7,499	350,578
		1,044,936

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Insurance Brokers — 0.3%
AON Corp.	10,365	$393,455
Arthur J. Gallagher & Co.	2,341	66,321
Erie Indemnity Co.	1,716	90,553
		550,329
Insurance-Life/Health — 1.6%
CIGNA Corp.	3,373	481,192
Conseco, Inc.†	46,963	812,460
Genworth Financial, Inc., Class A	8,700	303,978
Lincoln National Corp.	5,563	377,116
Nationwide Financial Services, Inc., Class A	1,699	91,508
Protective Life Corp.	2,428	106,929
Reinsurance Group of America, Inc.	1,009	58,240
StanCorp Financial Group, Inc.	1,900	93,423
Torchmark Corp.	6,973	457,359
UnumProvident Corp.	26,798	617,158
		3,399,363
Insurance-Multi-line — 1.5%
ACE, Ltd.	11,100	633,366
American Financial Group, Inc.	2,963	100,861
American National Insurance	493	63,070
Assurant, Inc.	12,201	654,340
Cincinnati Financial Corp.	5,411	229,426
CNA Financial Corp.†	748	32,231
Hanover Insurance Group, Inc.	1,126	51,931
HCC Insurance Holdings, Inc.	1,769	54,485
Old Republic International Corp.	7,984	176,606
Unitrin, Inc.	1,649	77,618
XL Capital, Ltd., Class A	16,700	1,168,332
		3,242,266
Insurance-Property/Casualty — 0.8%
Alleghany Corp.	171	63,886
Fidelity National Title Group, Inc., Class A	7,444	178,730
First American Corp.	2,978	151,044
Markel Corp.†	275	133,328
Mercury General Corp.	920	48,797
Philadelphia Consolidated Holding Corp.†	335	14,737
SAFECO Corp.	13,739	912,682
W.R. Berkley Corp.	2,579	85,416
Wesco Financial Corp.	49	22,540
		1,611,160
Insurance-Reinsurance — 1.7%
Everest Re Group, Ltd.	13,275	1,276,657
PartnerRe, Ltd.	28,611	1,960,998
RenaissanceRe Holdings, Ltd.	6,348	318,289
Transatlantic Holdings, Inc.	595	38,746
		3,594,690
Internet Infrastructure Software — 0.1%
Openwave Systems, Inc.†	23,700	193,155
Internet Security — 0.7%
McAfee, Inc.†	53,506	1,555,954
VeriSign, Inc.†	516	12,962
		1,568,916

Security Description	Shares	Value (Note 2)
Investment Companies — 0.2%
Allied Capital Corp.	5,163	$148,746
American Capital Strategies, Ltd.	5,307	235,153
		383,899
Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	7,462	426,379
Eaton Vance Corp.	9,333	332,628
Janus Capital Group, Inc.	3,415	71,408
Legg Mason, Inc.	1,945	183,238
		1,013,653
Leisure Products — 0.0%
Brunswick Corp.	2,668	84,976
Machine Tools & Related Products — 0.0%
Kennametal, Inc.	1,375	92,964
Machinery-Construction & Mining — 0.1%
Terex Corp.†	1,834	131,608
Machinery-Farming — 0.1%
AGCO Corp.†	2,931	108,359
Machinery-Pumps — 0.0%
Flowserve Corp.	1,667	95,336
Medical Information Systems — 0.5%
IMS Health, Inc.	33,163	983,615
Medical Instruments — 0.0%
Beckman Coulter, Inc.	174	11,117
Medical Products — 0.0%
The Cooper Cos., Inc.	770	37,437
Medical-Biomedical/Gene — 0.6%
Charles River Laboratories International, Inc.†	9,850	455,661
Invitrogen Corp.†	1,066	67,851
MedImmune, Inc.†	21,203	771,577
Millennium Pharmaceuticals, Inc.†	5,052	57,391
		1,352,480
Medical-Drugs — 0.9%
King Pharmaceuticals, Inc.	99,913	1,965,289
Medical-Generic Drugs — 0.8%
Mylan Laboratories, Inc.	77,500	1,638,350
Watson Pharmaceuticals, Inc.	3,543	93,641
		1,731,991
Medical-HMO — 1.0%
Aetna, Inc.	15,200	665,608
Coventry Health Care, Inc.†	10,974	615,093
Health Net, Inc.†	14,849	799,024
		2,079,725
Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	1,332	46,953
Health Management Assoc., Inc., Class A	6,214	67,546
LifePoint Hospitals, Inc.†	1,294	49,457
Tenet Healthcare Corp.†	5,215	33,532
Triad Hospitals, Inc.†	2,539	132,663
Universal Health Services, Inc., Class B	1,223	70,029
		400,180

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	5,378	$283,690
Metal Processors & Fabrication — 1.1%
Commercial Metals Co.	38,660	1,211,991
Timken Co.	35,999	1,091,130
		2,303,121
Metal-Diversified — 0.2%
Freeport-McMoRan Copper & Gold, Inc., Class B	7,726	511,384
Motion Pictures & Services — 0.0%
Dreamworks Animation SKG, Inc., Class A	510	15,596
Music — 0.0%
Warner Music Group Corp.	1,480	25,249
Networking Products — 0.1%
Juniper Networks, Inc.†	9,079	178,675
Non-Hazardous Waste Disposal — 1.2%
Allied Waste Industries, Inc.†	164,027	2,065,100
Republic Services, Inc.	20,217	562,437
		2,627,537
Office Automation & Equipment — 0.3%
Pitney Bowes, Inc.	3,184	144,522
Xerox Corp.	33,354	563,349
		707,871
Office Furnishings-Original — 0.0%
Steelcase, Inc. Class A	585	11,636
Oil & Gas Drilling — 0.7%
GlobalSantaFe Corp.	22,100	1,363,128
Pride International, Inc.†	1,052	31,665
Rowan Cos., Inc.	258	8,377
		1,403,170
Oil Companies-Exploration & Production — 4.4%
Cabot Oil & Gas Corp.	1,697	114,242
Chesapeake Energy Corp.	14,414	445,104
Cimarex Energy Co.	2,869	106,210
EOG Resources, Inc.	47,018	3,354,264
Forest Oil Corp.†	1,907	63,637
Murphy Oil Corp.	6,483	346,192
Newfield Exploration Co.	4,467	186,319
Noble Energy, Inc.	6,153	367,026
Pioneer Natural Resources Co.	4,259	183,606
Pogo Producing Co.	2,013	96,825
Range Resources Corp.	82,807	2,765,754
Ultra Petroleum Corp.†	26,436	1,404,545
		9,433,724
Oil Companies-Integrated — 0.2%
Hess Corp.	9,443	523,803
Oil Field Machinery & Equipment — 0.0%
National-Oilwell Varco, Inc.†	401	31,194

Security Description	Shares	Value (Note 2)
Oil Refining & Marketing — 0.2%
Frontier Oil Corp.	1,817	$59,307
Sunoco, Inc.	2,130	150,037
Tesoro Petroleum Corp.	2,382	239,224
		448,568
Oil-Field Services — 0.9%
BJ Services Co.	7,109	198,341
Halliburton Co.	40,600	1,288,644
SEACOR Holdings, Inc.†	785	77,244
Tidewater, Inc.	880	51,550
W-H Energy Services, Inc.†	7,600	355,224
		1,971,003
Optical Supplies — 0.4%
Bausch & Lomb, Inc.	16,859	862,506
Paper & Related Products — 1.6%
Bowater, Inc.	36,700	874,194
Domtar Corp.	9,064	84,386
Louisiana-Pacific Corp.	3,689	74,001
MeadWestvaco Corp.	63,332	1,953,159
Rayonier, Inc.	2,416	103,888
Smurfit-Stone Container Corp.†	8,839	99,527
Temple-Inland, Inc.	3,838	229,282
		3,418,437
Pharmacy Services — 0.0%
Omnicare, Inc.	2,171	86,341
Photo Equipment & Supplies — 0.1%
Eastman Kodak Co.	9,977	225,081
Physical Therapy/Rehabilation Centers — 0.2%
Healthsouth Corp.	16,100	338,261
Pipelines — 1.0%
El Paso Corp.	1,571	22,732
Equitable Resources, Inc.	553	26,721
National Fuel Gas Co.	2,917	126,190
Questar Corp.	339	30,242
Williams Cos., Inc.	70,287	2,000,368
		2,206,253
Power Converter/Supply Equipment — 0.6%
Hubbell, Inc., Class B	25,016	1,206,772
Printing-Commercial — 0.9%
R.R. Donnelley & Sons Co.	50,510	1,848,161
Private Corrections — 0.0%
Corrections Corp. of America†	710	37,495
Publishing-Newspapers — 0.4%
Gannett Co., Inc.	8,261	465,012
McClatchy Co., Class A	1,756	55,507
New York Times Co., Class A	4,594	108,005
Tribune Co.	6,328	203,192
Washington Post Co., Class B	155	118,342
		950,058
Racetrack — 0.0%
International Speedway Corp., Class A	1,224	63,281

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Real Estate Investment Trusts — 6.3%
AMB Property Corp.	3,437	$202,061
Annaly Mortgage Management, Inc.	8,869	137,292
Apartment Investment & Management Co., Class A	20,411	1,177,511
Archstone-Smith Trust	7,424	402,975
AvalonBay Communities, Inc.	2,733	355,290
Boston Properties, Inc.	3,965	465,491
Brandywine Realty Trust	21,189	707,924
BRE Properties, Inc., Class A	1,782	112,533
Camden Property Trust	1,957	137,597
CBL & Associates Properties, Inc.	2,234	100,173
Colonial Properties Trust	1,589	72,570
Developers Diversified Realty Corp.	8,227	517,478
Douglas Emmett, Inc.	1,923	49,094
Duke Realty Corp.	4,685	203,657
Equity Residential	18,902	911,643
Essex Property Trust, Inc.	462	59,820
Federal Realty Investment Trust	937	84,911
General Growth Properties, Inc.	2,884	186,220
Health Care Property Investors, Inc.	6,889	248,211
Health Care REIT, Inc.	2,476	108,696
Highwoods Properties, Inc.	14,000	552,860
Home Properties, Inc.	4,631	244,563
Hospitality Properties Trust	3,216	150,509
Host Marriott Corp.	43,377	1,141,249
HRPT Properties Trust	7,290	89,667
iStar Financial, Inc.	14,560	681,845
Kimco Realty Corp.	7,689	374,762
Liberty Property Trust	18,117	882,660
Mack-Cali Realty Corp.	15,742	749,791
New Plan Excel Realty Trust	3,633	119,998
Pennsylvania Real Estate Investment Trust	9,900	438,867
ProLogis	8,509	552,489
Public Storage, Inc.	1,583	149,863
Regency Centers Corp.	2,382	199,016
SL Green Realty Corp.	326	44,721
Taubman Centers, Inc.	847	49,117
Thornburg Mtg., Inc.	3,886	101,036
Ventas, Inc.	1,454	61,257
Vornado Realty Trust	4,544	542,281
Weingarten Realty Investors, Inc.	2,100	99,876
		13,467,574
Rental Auto/Equipment — 0.2%
Avis Budget Group, Inc.†	11,500	314,180
Hertz Global Holdings, Inc.†	958	22,705
United Rentals, Inc.†	2,246	61,765
		398,650
Retail-Apparel/Shoe — 0.7%
AnnTaylor Stores Corp.†	185	7,174
Foot Locker, Inc.	42,592	1,003,042
Ross Stores, Inc.	11,086	381,358
		1,391,574

Security Description	Shares	Value (Note 2)
Retail-Automobile — 0.1%
AutoNation, Inc.	5,465	$116,077
United Auto Group, Inc.	1,688	34,266
		150,343
Retail-Bookstore — 0.0%
Barnes & Noble, Inc.	1,391	54,875
Retail-Consumer Electronics — 0.0%
Circuit City Stores, Inc.	531	9,840
RadioShack Corp.	1,109	29,976
		39,816
Retail-Discount — 0.1%
BJ's Wholesale Club, Inc.†	2,346	79,365
Dollar General Corp.	718	15,186
Dollar Tree Stores, Inc.†	3,278	125,351
Family Dollar Stores, Inc.	2,509	74,316
		294,218
Retail-Drug Store — 0.1%
Rite Aid Corp.†	18,371	106,001
Retail-Jewelry — 0.0%
Tiffany & Co.	1,862	84,684
Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	10,969	388,961
Retail-Major Department Stores — 0.1%
Saks, Inc.	4,728	98,532
Retail-Office Supplies — 0.8%
OfficeMax, Inc.	30,306	1,598,338
Retail-Perfume & Cosmetics — 0.0%
Sally Beauty Holdings Inc.†	2,133	19,602
Retail-Regional Department Stores — 0.4%
Dillard's, Inc., Class A	2,173	71,122
Federated Department Stores, Inc.	15,776	710,709
		781,831
Retail-Restaurants — 0.9%
Brinker International, Inc.	28,600	935,220
OSI Restaurant Partners, Inc.	22,571	891,554
Wendy's International, Inc.	1,975	61,818
		1,888,592
Savings & Loans/Thrifts — 0.6%
Astoria Financial Corp.	3,171	84,317
Capitol Federal Financial	764	28,887
Hudson City Bancorp, Inc.	37,849	517,774
New York Community Bancorp, Inc.	10,244	180,192
Sovereign Bancorp, Inc.	13,628	346,696
Washington Federal, Inc.	3,030	71,084
		1,228,950
School — 0.0%
Laureate Education, Inc.†	233	13,740
Semiconductor Equipment — 0.4%
KLA-Tencor Corp.	1,459	77,794
Novellus Systems, Inc.†	2,670	85,493
Teradyne, Inc.†	1,577	26,084
Tessera Technologies, Inc.†	16,217	644,463
		833,834

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Semiconductors Components-Intergrated Circuits — 0.1%
Atmel Corp.†	14,897	$74,932
Cypress Semiconductor Corp.†	554	10,277
Integrated Device Technology, Inc.	3,881	59,845
		145,054
Steel-Producers — 0.8%
Carpenter Technology Corp.	56	6,762
Reliance Steel & Aluminum Co.	2,283	110,497
Steel Dynamics, Inc.	12,868	555,898
United States Steel Corp.	9,675	959,470
		1,632,627
Telecom Equipment-Fiber Optics — 0.5%
Ciena Corp.†	2,248	62,832
JDS Uniphase Corp.†	68,962	1,050,291
		1,113,123
Telecom Services — 1.5%
Embarq Corp.	50,854	2,865,623
Virgin Media, Inc.	10,100	255,025
		3,120,648
Telecommunication Equipment — 1.7%
ADC Telecommunications, Inc.†	61,549	1,030,330
Avaya, Inc.†	121,391	1,433,628
Tellabs, Inc.	121,465	1,202,503
		3,666,461
Telephone-Integrated — 1.9%
CenturyTel, Inc.	20,535	927,977
Citizens Communications Co.	6,877	102,811
Level 3 Communications, Inc.	38,382	234,130
Qwest Communications International, Inc.	287,910	2,588,311
Telephone and Data Systems, Inc.	1,750	104,335
		3,957,564
Television — 0.0%
CTC Media, Inc.†	336	8,628
Hearst-Argyle Television, Inc.	924	25,124
		33,752
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,630	133,742
Tobacco — 0.3%
Loews Corp. - Carolina Group	3,240	244,977
Reynolds American, Inc.	4,900	305,809
UST, Inc.	2,489	144,312
		695,098
Tools-Hand Held — 0.5%
Black & Decker Corp.	195	15,916
Snap-on, Inc.	21,164	1,017,988
Stanley Works	847	46,890
		1,080,794
Toys — 0.3%
Hasbro, Inc.	5,517	157,897
Mattel, Inc.	13,528	372,967
		530,864

Security Description	Shares/ Principal Amount	Value (Note 2)
Transport-Equipment & Leasng — 0.0%
GATX Corp.	741	$35,420
Transport-Marine — 0.1%
Alexander & Baldwin, Inc.	1,537	77,526
Overseas Shipholding Group, Inc.	1,037	64,916
		142,442
Transport-Rail — 0.3%
CSX Corp.	7,866	315,033
Kansas City Southern†	1,668	59,347
Norfolk Southern Corp.	4,661	235,847
		610,227
Transport-Services — 0.1%
Laidlaw International, Inc.	2,852	98,679
Ryder System, Inc.	2,119	104,552
		203,231
Transport-Truck — 0.2%
Landstar System, Inc.	6,600	302,544
Swift Transportation Co., Inc.†	998	31,098
YRC Worldwide, Inc.†	1,996	80,279
		413,921
Travel Service — 0.8%
Sabre Holdings Corp., Class A	51,011	1,670,610
Water — 0.0%
Aqua America, Inc.	1,795	40,298
Wireless Equipment — 0.0%
Crown Castle International Corp.†	772	24,804
Total Common Stock (cost $169,679,627)		210,031,892
EXCHANGE TRADED FUNDS — 0.8%
iShares Russell Midcap Value Index (cost $1,791,025)	11,600	1,780,600
Total Long-Term Investment Securities (cost $171,470,652)		211,812,492
SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Agencies — 0.3%
Federal Home Loan Bank Disc Note 4.96% due 04/02/07	$600,000	599,917
U.S. Government Treasuries — 0.0%
United States Treasury Bills 4.88% due 06/14/07(3)	55,000	54,455
Total Short-Term Investment Securities (cost $654,365)		654,372

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 1.0%
Agreement with State Street Bank & Trust Co., bearing interest at 3.65%, dated 03/31/07, to be repurchased 04/02/07 in the amount of $122,037 and collateralized by $95,000 of United States Treasury Bonds, bearing interest at 8.88%, due 02/15/19 and having an approximate value of $131,003	$122,000	$122,000
Agreement with State Street Bank & Trust Co., bearing interest at 4.35%, dated 03/31/07, to be repurchased 04/02/07 in the amount of $500,181 and collateralized by $380,000 of United States Treasury Bonds, bearing interest at 8.00%, due 11/15/21 and having an approximate value of $515,375	500,000	500,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 03/31/07, to be repurchased 04/02/07 in the amount of $1,417,354 and collateralized by $1,460,000 of Federal National Mtg. Assoc. Bonds, bearing interest at 6.66%, due 09/26/36 and having an approximate value of $1,447,225	1,417,000	1,417,000
Total Repurchase Agreements (cost $2,039,000)		2,039,000
TOTAL INVESTMENTS (cost $174,164,017)(2)	100.3%	214,505,864
Liabilities in excess of other assets	(0.3)	(546,864)
NET ASSETS	100.0%	$213,959,000

†  Non-income producing security

(1)  Consists of more than one class of securities traded together as a unit.

(2)  See Note 3 for cost of investments on a tax basis.

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(4)  Illiquid Security

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of March 31, 2007	Unrealized Appreciation (Depreciation)
2	Long	S&P Midcap 400 Index	June 2007	$829,665	$855,800	$26,135

See Notes to Financial Statements

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — March 31, 2007 (unaudited)

Industry Allocation*
Banks-Commercial	6.5%
Repurchase Agreements	6.1
Real Estate Investment Trusts	3.8
Retail-Apparel/Shoe	2.4
Metal Processors & Fabrication	2.1
Consulting Services	2.0
Machinery-General Industrial	1.9
Semiconductor Equipment	1.9
Aerospace/Defense-Equipment	1.8
Oil Companies-Exploration & Production	1.8
Networking Products	1.5
Oil Field Machinery & Equipment	1.5
Telecom Services	1.5
Distribution/Wholesale	1.2
E-Commerce/Products	1.2
Electronic Components-Semiconductors	1.2
Commercial Services	1.1
Retail-Restaurants	1.1
Commercial Services-Finance	1.0
Footwear & Related Apparel	1.0
Human Resources	1.0
Insurance-Property/Casualty	1.0
Telecommunication Equipment	1.0
Casino Services	0.9
Index Fund-Small Cap	0.9
Insurance-Multi-line	0.9
Medical Instruments	0.9
Building-MobileHome/Manufactured Housing	0.8
Enterprise Software/Service	0.8
Finance-Investment Banker/Broker	0.8
Internet Security	0.8
Medical Products	0.8
Medical-Biomedical/Gene	0.8
Semiconductors Components-Intergrated Circuits	0.8
Advanced Materials	0.7
Aerospace/Defense	0.7
Building & Construction Products-Misc.	0.7
Casino Hotels	0.7
Computer Services	0.7
Consumer Products-Misc.	0.7
Electric-Integrated	0.7
Gas-Distribution	0.7
Internet Financial Services	0.7
Medical-Drugs	0.7
Medical-Hospitals	0.7
Office Supplies & Forms	0.7
Retail-Petroleum Products	0.7
Transactional Software	0.7
Airlines	0.6
Diagnostic Equipment	0.6
Diversified Manufactured Operations	0.6
Finance-Other Services	0.6
Research & Development	0.6
Savings & Loans/Thrifts	0.6
Wireless Equipment	0.6
Auto/Truck Parts & Equipment-Original	0.5
Computer Aided Design	0.5
Electronic Measurement Instruments	0.5
Food-Canned	0.5
Home Furnishings	0.5

Internet Application Software	0.5%
Internet Connectivity Services	0.5
Internet Infrastructure Equipment	0.5
Metal-Iron	0.5
Miscellaneous Manufacturing	0.5
Music	0.5
Rubber-Tires	0.5
Transport-Truck	0.5
U.S. Government Agencies	0.5
Applications Software	0.4
Building-Heavy Construction	0.4
Chemicals-Specialty	0.4
Circuit Boards	0.4
Finance-Consumer Loans	0.4
Financial Guarantee Insurance	0.4
Golf	0.4
Medical-HMO	0.4
Oil-Field Services	0.4
Poultry	0.4
Retail-Leisure Products	0.4
Therapeutics	0.4
Transport-Marine	0.4
Apparel Manufacturers	0.3
Banks-Fiduciary	0.3
Building Products-Air & Heating	0.3
Building Products-Cement	0.3
Building-Residential/Commerical	0.3
Computers-Integrated Systems	0.3
Electronic Components-Misc.	0.3
Electronic Connectors	0.3
Engineering/R&D Services	0.3
Leisure Products	0.3
Machine Tools & Related Products	0.3
Machinery-Electrical	0.3
Medical Information Systems	0.3
Medical-Outpatient/Home Medical	0.3
Physical Therapy/Rehabilation Centers	0.3
Registered Investment Companies	0.3
Retail-Automobile	0.3
Retail-Catalog Shopping	0.3
Retail-Convenience Store	0.3
Retail-Regional Department Stores	0.3
Seismic Data Collection	0.3
Transport-Services	0.3
Communications Software	0.2
Computers-Periphery Equipment	0.2
Cosmetics & Toiletries	0.2
Drug Delivery Systems	0.2
E-Marketing/Info	0.2
Energy-Alternate Sources	0.2
Entertainment Software	0.2
Finance-Leasing Companies	0.2
Food-Meat Products	0.2
Food-Misc.	0.2
Food-Retail	0.2
Insurance-Life/Health	0.2
Investment Companies	0.2
Paper & Related Products	0.2
Power Converter/Supply Equipment	0.2
Real Estate Operations & Development	0.2

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — March 31, 2007 (unaudited) (continued)

Steel-Producers	0.2%
Tools-Hand Held	0.2
Wire & Cable Products	0.2
Agricultural Chemicals	0.1
Agricultural Operations	0.1
Auction Houses/Art Dealers	0.1
Batteries/Battery Systems	0.1
Broadcast Services/Program	0.1
Building & Construction-Misc.	0.1
Building Products-Light Fixtures	0.1
Building-Maintance & Services	0.1
Cable TV	0.1
Cellular Telecom	0.1
Chemicals-Diversified	0.1
Chemicals-Plastics	0.1
Commerce	0.1
Computers	0.1
Computers-Memory Devices	0.1
Containers-Metal/Glass	0.1
Data Processing/Management	0.1
Diagnostic Kits	0.1
Direct Marketing	0.1
Disposable Medical Products	0.1
Diversified Operations/Commerical Services	0.1
E-Commerce/Services	0.1
E-Services/Consulting	0.1
Educational Software	0.1
Electric Products-Misc.	0.1
Electronic Design Automation	0.1
Environmental Monitoring & Detection	0.1
Food-Wholesale/Distribution	0.1
Gambling (Non-Hotel)	0.1
Hotels/Motels	0.1
Identification Systems	0.1
Industrial Automated/Robotic	0.1
Instruments-Controls	0.1
Instruments-Scientific	0.1
Insurance Brokers	0.1
Internet Content-Information/News	0.1
Internet Infrastructure Software	0.1
Investment Management/Advisor Services	0.1
Lasers-System/Components	0.1
Machinery-Construction & Mining	0.1
Machinery-Material Handling	0.1
Medical Labs & Testing Services	0.1
Medical Laser Systems	0.1
Medical Sterilization Products	0.1
Medical-Generic Drugs	0.1
Medical-Nursing Homes	0.1
Mining	0.1
Multimedia	0.1
Non-Ferrous Metals	0.1
Non-Hazardous Waste Disposal	0.1
Office Automation & Equipment	0.1
Office Furnishings-Original	0.1
Oil & Gas Drilling	0.1
Oil Refining & Marketing	0.1
Patient Monitoring Equipment	0.1
Physicians Practice Management	0.1
Printing-Commercial	0.1

Publishing-Newspapers	0.1%
Radio	0.1
Recreational Centers	0.1
Recreational Vehicles	0.1
Rental Auto/Equipment	0.1
Resorts/Theme Parks	0.1
Retail-Auto Parts	0.1
Retail-Discount	0.1
Retail-Hair Salons	0.1
Retail-Jewelry	0.1
Retail-Pawn Shops	0.1
Retail-Sporting Goods	0.1
Retirement/Aged Care	0.1
Schools	0.1
Steel Pipe & Tube	0.1
Telecom Equipment-Fiber Optics	0.1
Telephone-Integrated	0.1
Tobacco	0.1
Toys	0.1
Transport-Air Freight	0.1
Transport-Rail	0.1
U.S. Government Treasuries	0.1
Vitamins & Nutrition Products	0.1
Water	0.1
Web Hosting/Design	0.1
Web Portals/ISP	0.1
X-Ray Equipment	0.1
99.8%

*  Calculated as a percentage of net assets

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007

Security Description	Shares	Value (Note 2)
COMMON STOCK — 91.9%
Advanced Materials — 0.7%
Ceradyne, Inc.†	25,587	$1,400,632
Hexcel Corp.†	4,827	95,816
		1,496,448
Advertising Services — 0.0%
inVentiv Health, Inc.†	1,508	57,741
Marchex, Inc., Class B†	1,192	18,262
		76,003
Aerospace/Defense — 0.7%
Aerovironment, Inc.†	346	7,910
Esterline Technologies Corp.†	1,312	53,884
Herley Industries, Inc.†	751	11,731
MTC Technologies, Inc.†	524	11,020
Spirit Aerosystems Holdings, Inc., Class A†	40,600	1,293,110
Teledyne Technologies, Inc.†	1,771	66,306
TransDigm Group, Inc.†	572	20,809
United Industrial Corp.	487	26,882
		1,491,652
Aerospace/Defense-Equipment — 1.8%
AAR CORP.†	1,886	51,978
Argon ST, Inc.†	660	17,464
BE Aerospace, Inc.†	4,006	126,990
Curtiss-Wright Corp.	2,266	87,332
DRS Technologies, Inc.	12,280	640,648
GenCorp, Inc.†	2,860	39,582
HEICO Corp.	1,065	38,862
Heico Corp.	22,300	699,105
Innovative Solutions and Support, Inc.†	626	15,850
K&F Industries Holdings, Inc.†	969	26,095
Kaman Corp., Class A	1,253	29,207
LMI Aerospace, Inc.†	74,400	1,386,072
Moog, Inc., Class A†	1,901	79,177
Orbital Sciences Corp.†	20,338	381,134
Sequa Corp., Class A†	347	41,560
Triumph Group, Inc.†	823	45,545
		3,706,601
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	2,846	109,713
UAP Holding Corp.	2,633	68,063
		177,776
Agricultural Operations — 0.1%
Alico, Inc.†	197	11,294
Andersons, Inc.	729	32,368
Delta & Pine Land Co.	1,840	75,808
Maui Land & Pineapple Co., Inc.†	202	7,302
Tejon Ranch Co.†	563	26,630
		153,402
Airlines — 0.6%
AirTran Holdings, Inc.†	62,995	646,959
Alaska Air Group, Inc.†	2,050	78,105
Allegiant Travel Co.†	259	8,158
ExpressJet Holdings, Inc.†	2,557	14,933
Frontier Airlines Holdings, Inc.†	1,873	11,257

Security Description	Shares	Value (Note 2)
Airlines (continued)
JetBlue Airways Corp.†	8,985	$103,417
Mesa Air Group, Inc.†	1,757	13,230
Republic Airways Holdings, Inc.†	1,682	38,619
Skywest, Inc.	13,794	370,093
		1,284,771
Alternative Waste Technology — 0.0%
Calgon Carbon Corp.†	2,053	17,060
Darling International, Inc.†	4,181	27,176
Rentech, Inc.†	7,147	22,442
Synagro Technologies, Inc.	3,175	18,098
		84,776
Apparel Manufacturers — 0.3%
Carter's, Inc.†	2,510	63,603
Columbia Sportswear Co.†	681	42,433
Guess ?, Inc.†	2,166	87,701
Gymboree Corp.†	1,721	68,961
Hartmarx Corp.†	1,639	12,129
Kellwood Co.	1,324	38,833
Maidenform Brands, Inc.†	752	17,349
Oxford Industries, Inc.	783	38,712
Phillips-Van Heusen Corp.	2,855	167,874
Quiksilver, Inc.†	6,312	73,219
True Religion Apparel, Inc.†	681	11,059
Volcom, Inc.†	678	23,296
		645,169
Applications Software — 0.4%
Actuate Corp.†	2,914	15,211
American Reprographics Co.†	1,351	41,597
EPIQ Systems, Inc.†	26,371	537,441
Keane, Inc.†	2,234	30,338
MapInfo Corp.†	1,100	22,143
Nuance Communications, Inc.†	6,495	99,438
PDF Solutions, Inc.†	1,089	12,295
Progress Software Corp.†	2,125	66,300
Quest Software, Inc.†	3,466	56,392
VA Software Corp.†	3,395	13,682
		894,837
Athletic Equipment — 0.0%
Nautilus, Inc.	1,710	26,385
Athletic Footwear — 0.0%
K-Swiss, Inc., Class A	1,345	36,342
Auction House/Art Dealer — 0.1%
Sotheby's Holdings, Inc., Class A	3,293	146,473
Audio/Video Products — 0.0%
DTS, Inc.†	909	22,025
Tivo, Inc.†	4,393	27,896
Universal Electronics, Inc.†	713	19,864
		69,785
Auto Repair Centers — 0.0%
Midas, Inc.†	803	17,321
Monro Muffler Brake, Inc.†	612	21,481
		38,802
Auto-Heavy Duty Trucks — 0.0%
A.S.V., Inc.†	1,080	16,481

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Auto-Truck Trailers — 0.0%
Wabash National Corp.	1,611	$24,842
Auto/Truck Parts & Equipment-Original — 0.5%
Accuride Corp.†	1,171	17,097
American Axle & Manufacturing Holdings, Inc.	2,684	73,407
ArvinMeritor, Inc.	3,645	66,521
Fuel Systems Solutions, Inc.†	579	10,723
Keystone Automotive Industries, Inc.†	831	28,005
Lear Corp.†	3,951	144,251
Miller Industries, Inc.†	502	10,949
Modine Manufacturing Co.	1,734	39,708
Noble International, Ltd.	594	9,967
Superior Industries International, Inc.	23,759	494,900
Tenneco, Inc.†	2,341	59,602
Titan International, Inc.	1,157	29,307
Visteon Corp.†	6,620	56,535
		1,040,972
Auto/Truck Parts & Equipment-Replacement — 0.0%
Aftermarket Technology Corp.†	1,125	27,315
Commercial Vehicle Group, Inc.†	1,090	22,454
		49,769
Banks-Commercial — 6.5%
1st Source Corp.	658	17,220
Alabama National Bancorp.	853	60,401
AMCORE Financial, Inc.	1,131	35,909
AmericanWest Bancorp†	584	12,579
Ameris Bancorp	671	16,426
Arrow Financial Corp.	550	12,320
Bancfirst Corp.	362	16,779
Bancorp, Inc.†	548	14,248
BancTrust Financial Group, Inc.	504	10,665
Bank Mutual Corp.	3,146	35,770
Bank of Granite Corp.	832	14,909
Bank of the Ozarks, Inc.	612	17,577
BankFinancial Corp.	1,266	20,598
Banner Corp.	629	26,135
Cadence Financial Corp.	536	10,720
Camden National Corp.	342	14,843
Capital City Bank Group, Inc.	675	22,478
Capital Corp. of the West	15,790	419,224
Capitol Bancorp, Ltd.	748	27,564
Cardinal Financial Corp.†	1,261	12,585
Cascade Bancorp	1,455	37,743
Cascade Financial Corp.	26,080	454,053
Cass Information Systems, Inc.	300	10,128
Cathay General Bancorp	2,664	90,523
Centennial Bank Holdings, Inc.†	2,779	24,038
Center Financial Corp.	61,930	1,224,356
Centerstate Banks of Florida, Inc.	467	8,252
Central Pacific Financial Corp.	18,077	661,076
Chemical Financial Corp.	1,296	38,608
Chittenden Corp.	2,420	73,060
Citizens Banking Corp.	3,899	86,402
City Bank	10,019	321,710

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
City Holding Co.	919	$37,174
City National Corp.	5,300	390,080
Coastal Financial Corp.	867	13,551
CoBiz, Inc.	803	15,988
Columbia Bancorp.	512	12,293
Columbia Banking System, Inc.	827	27,895
Community Bancorp Nevada†	437	13,438
Community Bank Systems, Inc.	1,545	32,321
Community Banks, Inc.	1,235	29,479
Community Trust Bancorp, Inc.	776	28,114
Corus Bankshares, Inc.	2,019	34,444
Cullen/Frost Bankers, Inc.	10,800	565,164
CVB Financial Corp.	3,469	41,281
Dearborn Bancorp, Inc.†	32,105	560,874
Enterprise Financial Services Corp.†	486	13,608
F.N.B. Corp.	3,124	52,639
Farmers Capital Bank Corp.	366	10,753
First Bancorp	613	13,106
First BanCorp.	3,626	48,081
First Busey Corp.	787	16,865
First Charter Corp.	1,774	38,141
First Commonwealth Financial Corp.	3,649	42,876
First Community Bancorp	1,191	67,339
First Community Bancshares, Inc.	516	20,124
First Financial Bancorp	1,734	26,201
First Financial Bankshares, Inc.	1,071	44,789
First Financial Corp.	689	21,325
First Indiana Corp.	659	14,399
First Merchants Corp.	954	22,629
First Midwest Bancorp, Inc.	2,580	94,815
First Regional Bancorp†	422	12,533
First Republic Bank	1,314	70,562
First Security Group, Inc.	30,140	342,993
First South Bancorp, Inc.	421	12,920
First State Bancorp.	1,053	23,745
FirstMerit Corp.	4,126	87,100
FNB Corp.	380	13,615
Fremont General Corp.	3,404	23,590
Frontier Financial Corp.	2,058	51,347
GB&T Bancshares, Inc.	730	13,235
Glacier Bancorp, Inc.	2,702	64,956
Great Southern Bancorp, Inc.	542	15,870
Greater Bay Bancorp	2,605	70,048
Greene County Bancshares, Inc.	449	15,226
Hancock Holding Co.	1,397	61,440
Hanmi Financial Corp.	2,106	40,140
Harleysville National Corp.	1,493	26,605
Heartland Financial USA, Inc.	749	20,036
Heritage Commerce Corp.†	613	15,625
Home Bancshares, Inc.	591	13,032
IBERIABANK Corp.	8,411	468,156
Independent Bank Corp. Rockland, MA	779	25,660
Independent Bank Corp./MI	1,186	24,159
Integra Bank Corp.	905	20,172
International Bancshares Corp.	2,407	71,416
Intervest Bancshares Corp.†	268	7,692
Irwin Financial Corp.	1,046	19,497
Lakeland Bancorp, Inc.	984	13,333

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Banks-Commercial (continued)
Lakeland Financial Corp.	624	$14,165
Macatawa Bank Corp.	750	13,800
MainSource Financial Group, Inc.	975	16,556
MB Financial, Inc.	1,471	52,971
MBT Financial Corp.	764	9,863
Mercantile Bank Corp.	414	13,447
MetroCorp Bancshares, Inc.	360	7,632
Mid-State Bancshares	1,154	42,340
Midwest Banc Holdings, Inc.	26,180	463,648
Nara BanCorp., Inc.	1,097	19,208
National Penn Bancshares, Inc.	2,483	46,929
NBT Bancorp, Inc.	1,778	41,659
Old National Bancorp	3,471	63,103
Old Second Bancorp, Inc.	700	19,180
Omega Financial Corp.	651	18,560
Oriental Financial Group, Inc.	1,086	12,793
PAB Bankshares, Inc.	6,180	109,757
Pacific Capital Bancorp	2,415	77,570
Park National Corp.	615	58,105
Peoples Bancorp, Inc.	548	14,473
Pinnacle Financial Partners, Inc.†	793	24,194
Placer Sierra Bancshares	636	17,210
Preferred Bank Los Angeles California	328	12,861
Premierwest Bancorp	743	10,038
PrivateBancorp, Inc.	919	33,599
Prosperity Bancshares, Inc.	1,803	62,636
Provident Bankshares Corp.	1,705	56,026
Renasant Corp.	802	19,793
Republic Bancorp, Inc., Class A	411	9,293
Royal Bancshares of Pennsylvania, Inc., Class A	249	5,914
S&T Bancorp, Inc.	1,345	44,439
S.Y. Bancorp, Inc.	636	15,811
Sandy Spring Bancorp, Inc.	813	28,162
Santander Bancorp	226	3,980
SCBT Financial Corp.	471	17,078
Seacoast Banking Corp. of Florida	748	16,957
Security Bank Corp.	827	16,656
Shore Bancshares, Inc.	433	11,453
Sierra Bancorp	310	8,699
Signature Bank†	1,516	49,331
Simmons First National Corp., Class A	738	22,192
Smithtown Bancorp, Inc.	443	11,518
Southside Bancshares, Inc.	544	12,463
Southwest Bancorp, Inc.	732	18,805
Sterling Bancorp	971	17,575
Sterling Bancshares, Inc.	3,550	39,689
Sterling Financial Corp.	1,315	29,193
Suffolk Bancorp	533	17,205
Sun Bancorp, Inc.†	782	14,537
Superior Bancorp.†	1,603	17,312
Susquehanna Bancshares, Inc.	2,679	62,126
SVB Financial Group†	20,138	978,505
Taylor Capital Group, Inc.	309	10,815
Texas Capital Bancshares, Inc.†	1,201	24,620
Tompkins Trustco, Inc.	4,513	188,914
TriCo Bancshares	713	16,877

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
TrustCo Bank Corp. NY	3,880	$37,170
Trustmark Corp.	2,528	70,885
U.S.B. Holding Co., Inc.	610	13,841
UAP Holding Corp.	24,301	650,538
UCBH Holdings, Inc.	41,369	770,291
UMB Financial Corp.	1,636	61,775
Union Bankshares Corp.	685	17,769
United Bankshares, Inc.	1,922	67,328
United Community Banks, Inc.	1,877	61,547
United Security Bancshares	414	7,895
Univest Corp. of Pennsylvania	595	14,738
Vineyard National Bancorp	469	10,806
Virginia Commerce Bancorp, Inc.†	806	17,450
Virginia Financial Group, Inc.	557	14,443
W Holding Co., Inc.	5,628	28,140
Washington Trust Bancorp, Inc.	595	15,952
WesBanco, Inc.	1,135	35,037
West Bancorp., Inc.	907	13,687
West Coast Bancorp.	800	25,576
Westamerica Bancorp.	1,626	78,324
Western Alliance Bancorp.†	19,278	598,389
Wilshire Bancorp, Inc.	789	12,940
Wintrust Financial Corp.	1,325	59,108
Yardville National Bancorp	505	18,337
		13,607,589
Banks-Fiduciary — 0.3%
Boston Private Financial Holdings, Inc.	1,824	50,926
Investors Financial Services Corp.	8,100	471,015
		521,941
Batteries/Battery Systems — 0.1%
China BAK Battery, Inc.†	1,399	4,547
Energy Conversion Devices, Inc.†	2,019	70,544
EnerSys†	2,411	41,421
Greatbatch, Inc.†	1,128	28,764
Medis Technologies, Ltd.†	1,119	18,922
		164,198
Beverages-Non-alcoholic — 0.0%
Coca-Cola Bottling Co.	241	13,648
Jones Soda Co.†	1,308	26,448
National Beverage Corp.†	423	7,419
		47,515
Brewery — 0.0%
Boston Beer Co., Inc., Class A†	486	16,208
Broadcast Services/Program — 0.1%
Acacia Research - Acacia Technologies†	1,440	22,781
CKX, Inc.†	2,775	30,803
Crown Media Holdings, Inc., Class A†	801	4,269
Fisher Communications, Inc.†	394	19,148
Gray Television, Inc.	2,218	23,112
World Wrestling Entertainment, Inc.	1,108	18,060
		118,173
Building & Construction Products-Misc. — 0.7%
Builders FirstSource, Inc.†	778	12,502
Drew Industries, Inc.†	957	27,447

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Building & Construction Products-Misc. (continued)
Interline Brands, Inc.†	1,402	$30,732
NCI Building Systems, Inc.†	11,958	570,875
Patrick Industries, Inc.†	19,200	230,208
Simpson Manufacturing Co., Inc.	17,714	546,300
Trex Co., Inc.†	614	13,219
		1,431,283
Building & Construction-Misc. — 0.1%
Dycom Industries, Inc.†	9,285	241,967
Insituform Technologies, Inc., Class A†	1,405	29,210
Layne Christensen Co.†	619	22,544
		293,721
Building Products-Air & Heating — 0.3%
Aaon, Inc.†	484	12,647
Comfort Systems USA, Inc.†	2,082	24,942
Goodman Global, Inc.†	30,558	538,432
		576,021
Building Products-Cement — 0.3%
Florida Rock Industries, Inc.	6,900	464,301
Texas Industries, Inc.	1,196	90,334
US Concrete, Inc.†	1,727	13,505
		568,140
Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	1,455	29,158
PGT, Inc.†	527	6,324
		35,482
Building Products-Light Fixtures — 0.1%
Genlyte Group, Inc.†	1,283	90,515
LSI Industries, Inc.	1,109	18,565
		109,080
Building Products-Wood — 0.0%
Universal Forest Products, Inc.	869	43,059
Building-Heavy Construction — 0.4%
Granite Construction, Inc.	1,791	98,970
Infrasource Services, Inc.†	1,379	42,101
Perini Corp.†	15,854	584,378
Sterling Construction Co., Inc.†	461	8,787
Washington Group International, Inc.†	1,497	99,431
		833,667
Building-Maintance & Services — 0.1%
ABM Industries, Inc.	2,263	59,721
Healthcare Services Group	1,410	40,396
Home Solutions of America, Inc.†	2,437	11,576
Integrated Electrical Services, Inc.†	792	19,586
Rollins, Inc.	1,530	35,205
		166,484
Building-MobileHome/Manufactured Housing — 0.8%
Cavco Industries, Inc.†	328	11,464
Champion Enterprises, Inc.†	3,940	34,672
Fleetwood Enterprises, Inc.†	3,298	26,087
Monaco Coach Corp.	1,383	22,031
Palm Harbor Homes, Inc.†	497	7,127

Security Description	Shares	Value (Note 2)
Building-MobileHome/Manufactured Housing (continued)
Skyline Corp.	353	$11,910
Williams Scotsman International, Inc.†	78,948	1,552,118
Winnebago Industries, Inc.	1,684	56,633
		1,722,042
Building-Residential/Commerical — 0.3%
Amrep Corp.	87	6,721
Brookfield Homes Corp.	637	20,448
Hovnanian Enterprises, Inc., Class A†	2,579	64,887
Levitt Corp., Class A	845	7,867
M/I Homes, Inc.	622	16,514
Meritage Homes Corp.†	1,169	37,548
Orleans Homebuilders, Inc.	243	2,150
Technical Olympic USA, Inc.	1,016	4,054
WCI Communities, Inc.†	16,949	361,692
		521,881
Cable TV — 0.1%
Charter Communications, Inc., Class A†	19,843	55,362
LodgeNet Entertainment Corp.†	859	26,388
Mediacom Communications Corp., Class A†	2,865	23,321
Outdoor Channel Holdings, Inc.†	680	6,950
		112,021
Capacitors — 0.0%
KEMET Corp.†	4,486	34,318
Casino Hotels — 0.7%
Ameristar Casinos, Inc.	1,335	42,867
Monarch Casino & Resort, Inc.†	539	14,014
MTR Gaming Group, Inc.†	1,172	15,330
Riviera Holdings Corp.†	568	15,875
Trump Entertainment Resorts, Inc.†	71,589	1,293,613
		1,381,699
Casino Services — 0.9%
Bally Technologies, Inc.†	2,696	63,572
Progressive Gaming International Corp.†	1,765	7,943
Scientific Games Corp., Class A†	20,900	686,147
Shuffle Master, Inc.†	60,798	1,109,563
		1,867,225
Cellular Telecom — 0.1%
Centennial Communications Corp.†	1,179	9,703
Dobson Communications Corp., Class A†	7,682	65,989
iPCS, Inc.†(2)(6)	864	42,327
Syniverse Holdings, Inc.†	1,221	12,869
		130,888
Chemicals-Diversified — 0.1%
Georgia Gulf Corp.	1,769	28,675
Innophos Holdings, Inc.	426	7,365
Innospec, Inc.	636	36,659
Olin Corp.	3,739	63,339
Pioneer Cos., Inc.†	608	16,805
Rockwood Holdings, Inc.†	1,820	50,378
		203,221

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Chemicals-Fibers — 0.0%
Zoltek Cos., Inc.†	890	$31,088
Chemicals-Other — 0.0%
American Vanguard Corp.	915	15,637
Chemicals-Plastics — 0.1%
A. Schulman, Inc.	1,241	29,238
PolyOne Corp.†	4,784	29,182
Spartech Corp.	1,665	48,851
		107,271
Chemicals-Specialty — 0.4%
Arch Chemicals, Inc.	1,239	38,682
Balchem Corp.	901	15,930
Ferro Corp.	2,212	47,801
H.B. Fuller Co.	3,042	82,955
Hercules, Inc.†	5,877	114,837
MacDermid, Inc.	1,430	49,864
Minerals Technologies, Inc.	1,028	63,900
NewMarket Corp.†	891	36,237
NL Industries, Inc.	390	4,251
OM Group, Inc.†	1,516	67,735
Omnova Solutions, Inc.†	2,165	11,821
Sensient Technologies Corp.	2,397	61,795
Stepan Co.	314	8,242
Symyx Technologies†	1,745	30,921
Terra Industries, Inc.†	4,922	86,135
Tronox, Inc., Class B	2,137	29,875
WR Grace & Co.†	3,509	92,708
		843,689
Circuit Boards — 0.4%
Multi-Fineline Electronix, Inc.†	430	6,600
Park Electrochemical Corp.	33,049	896,289
TTM Technologies, Inc.†	2,159	20,597
		923,486
Coal — 0.0%
Alpha Natural Resources, Inc.†	2,671	41,748
International Coal Group, Inc.†	5,874	30,838
James River Coal Co.†	861	6,432
Westmoreland Coal Co.†	368	7,415
		86,433
Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	129	4,181
Coffee — 0.0%
Farmer Brothers Co.	346	7,854
Green Mountain Coffee Roasters, Inc.†	249	15,700
Peet's Coffee & Tea, Inc.†	715	19,748
		43,302
Collectibles — 0.0%
RC2 Corp.†	1,077	43,500
The Topps Co., Inc.	1,784	17,341
		60,841
Commerce — 0.1%
Agile Software Corp.†	2,942	20,447
Ariba, Inc.†	3,857	36,256
i2 Technologies, Inc.†	732	17,568

Security Description	Shares	Value (Note 2)
Commerce (continued)
webMethods, Inc.†	2,810	$20,204
		94,475
Commercial Services — 1.1%
AerCap Holdings NV†	16,300	474,493
Arbitron, Inc.	1,557	73,101
Central Parking Corp.	511	11,334
Coinmach Service Corp., Class A	1,363	14,462
CoStar Group, Inc.†	868	38,782
DynCorp International, Inc., Class A†	1,294	19,527
ExlService Holdings, Inc.†	305	6,292
First Advantage Corp., Class A†	356	8,533
ICT Group, Inc.†	41,550	727,125
Live Nation, Inc.†	3,301	72,820
Medifast, Inc.†	600	4,296
PeopleSupport, Inc.†	1,212	13,877
PHH Corp.†	2,756	84,223
Pre-Paid Legal Services, Inc.†	495	24,805
Source Interlink Cos., Inc.†	1,760	11,810
Standard Parking Corp.†	264	9,338
StarTek, Inc.	585	5,727
Steiner Leisure, Ltd.†	13,050	586,989
Team, Inc.†	329	12,551
TeleTech Holdings, Inc.†	1,687	61,896
The Providence Service Corp.†	621	14,730
Vertrue, Inc.†	391	18,811
		2,295,522
Commercial Services-Finance — 1.0%
Advance America Cash Advance Centers, Inc.	3,493	53,757
Bankrate, Inc.†	529	18,642
CBIZ, Inc.†	2,832	20,107
Clayton Holdings, Inc.†	446	6,842
Coinstar, Inc.†	1,442	45,135
Deluxe Corp.	2,654	88,989
Dollar Financial Corp.†	636	16,091
Euronet Worldwide, Inc.†	1,814	48,724
Global Cash Access, Inc.†	1,722	28,740
Heartland Payment Systems, Inc.	48,258	1,140,819
Interactive Data Corp.	1,854	45,886
Jackson Hewitt Tax Service, Inc.	1,699	54,674
MedQuist, Inc.†	29,670	294,920
Morningstar, Inc.†	725	37,439
Net 1 UEPS Technologies, Inc.†	2,609	64,912
QC Holdings, Inc.†	281	3,734
Rewards Network, Inc.†	1,371	7,266
TNS, Inc.†	1,246	20,048
Wright Express Corp.†	2,085	63,238
		2,059,963
Communications Software — 0.2%
Avid Technology, Inc.†	2,185	76,213
Digi International, Inc.†	16,705	212,153
DivX, Inc.†	474	9,499
InPhonic, Inc.†	1,234	13,451
Inter-Tel, Inc.	1,089	25,744
Smith Micro Software, Inc.†	1,239	23,083
Witness Systems, Inc.†	1,733	46,704
		406,847

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Computer Aided Design — 0.5%
Ansys, Inc.†	1,705	$86,563
Aspen Technology, Inc.†	70,938	922,194
Parametric Technology Corp.†	5,762	109,996
		1,118,753
Computer Graphics — 0.0%
Trident Microsystems, Inc.†	2,953	59,237
Computer Services — 0.7%
BISYS Group, Inc.†	6,229	71,384
CACI International, Inc., Class A†	1,580	74,039
CIBER, Inc.†	2,822	22,209
COMSYS IT Partners, Inc.†	850	16,915
Covansys Corp.†	1,620	39,981
iGate Corp.†	1,139	9,385
IHS, Inc.†	1,208	49,661
Manhattan Associates, Inc.†	1,420	38,951
Ness Technologies, Inc.†	1,555	19,873
Perot Systems Corp., Class A†	52,270	934,065
SI International, Inc.†	663	19,035
SRA International, Inc.†	1,981	48,257
Sykes Enterprises, Inc.†	1,511	27,561
Syntel, Inc.	437	15,142
Tyler Technologies, Inc.†	2,026	25,730
		1,412,188
Computer Software — 0.0%
Blackbaud, Inc.	2,258	55,140
Double-Take Software, Inc.†	423	5,715
Guidance Software, Inc.†	168	2,023
Omniture, Inc.†	713	12,998
		75,876
Computers — 0.1%
Gateway, Inc.†	14,648	32,079
Palm, Inc.†	4,740	85,936
Rackable Systems, Inc.†	1,432	24,301
		142,316
Computers-Integrated Systems — 0.3%
3D Systems Corp.†	795	17,418
Agilysys, Inc.	1,578	35,458
Brocade Communications Systems, Inc.†	20,416	194,360
Echelon Corp.†	1,594	16,801
Integral Systems, Inc	569	13,753
Jack Henry & Assoc., Inc.	4,113	98,918
Kronos, Inc.†	1,658	88,703
Maxwell Technologies, Inc.†	742	9,290
Mercury Computer Systems, Inc.†	1,149	15,936
MICROS Systems, Inc.†	2,011	108,574
MTS Systems Corp.	944	36,665
NetScout Systems, Inc.†	1,335	12,082
Radiant Systems, Inc.†	1,350	17,590
Radisys Corp.†	1,091	17,827
Stratasys, Inc.†	524	22,385
		705,760
Computers-Memory Devices — 0.1%
Hutchinson Technology, Inc.†	1,326	30,962
Imation Corp.	1,804	72,846

Security Description	Shares	Value (Note 2)
Computers-Memory Devices (continued)
Isilon Systems, Inc.†	432	$6,985
Komag, Inc.†	1,589	52,008
Quantum Corp.†	10,038	27,103
Silicon Storage Technology, Inc.†	4,679	23,067
		212,971
Computers-Periphery Equipment — 0.2%
Electronics for Imaging, Inc.†	2,995	70,233
Mobility Electronics, Inc.†	1,448	4,503
Rimage Corp.†	9,300	240,963
Sigma Designs, Inc.†	1,177	30,908
Synaptics, Inc.†	1,298	33,203
		379,810
Computers-Voice Recognition — 0.0%
Intervoice, Inc.†	1,991	13,220
Talx Corp.	1,657	54,897
		68,117
Consulting Services — 2.0%
BearingPoint, Inc.†	9,632	73,781
CRA International, Inc.†	585	30,525
Diamond Management & Technology Consultants, Inc.	1,511	17,664
First Consulting Group, Inc.†	1,189	10,820
Forrester Research, Inc.†	765	21,695
FTI Consulting, Inc.†	2,190	73,562
Gartner, Inc., Class A†	2,687	64,354
Huron Consulting Group, Inc.†	947	57,616
ICF International, Inc.†	42,400	801,360
LECG Corp.†	77,660	1,124,517
MAXIMUS, Inc.	1,115	38,445
Navigant Consulting, Inc.†	55,295	1,092,629
The Advisory Board Co.†	965	48,848
Watson Wyatt Worldwide, Inc., Class A	13,189	641,645
		4,097,461
Consumer Products-Misc. — 0.7%
American Greetings Corp., Class A	2,761	64,083
Blyth, Inc.	1,333	28,140
Central Garden and Pet Co. Class A†	27,542	404,867
CSS Industries, Inc.	349	13,081
Fossil, Inc.†	2,241	59,319
Playtex Products, Inc.†	2,889	39,204
Russ Berrie and Co., Inc.†	596	8,404
Spectrum Brands, Inc.†	1,910	12,090
Tupperware Brands Corp	33,736	841,038
WD-40 Co.	869	27,556
		1,497,782
Containers-Metal/Glass — 0.1%
Greif, Inc., Class A	852	94,666
Silgan Holdings, Inc.	1,203	61,485
		156,151
Containers-Paper/Plastic — 0.0%
AEP Industries, Inc.†	336	14,448
Chesapeake Corp.	1,025	15,478
Graphic Packaging Corp.†	3,915	18,557
		48,483

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Cosmetics & Toiletries — 0.2%
Chattem, Inc.†	902	$53,164
Elizabeth Arden, Inc.†	1,342	29,283
Inter Parfums, Inc.	241	5,061
Parlux Fragrances, Inc.†	618	3,448
Physicians Formula Holdings, Inc.†	14,418	272,212
Revlon, Inc., Class A†	9,973	10,671
		373,839
Data Processing/Management — 0.1%
Commvault Systems, Inc.†	662	10,725
CSG Systems International, Inc.†	2,468	61,749
eFunds Corp.†	2,406	64,144
FalconStor Software, Inc.†	1,915	19,954
Infocrossing, Inc.†	882	13,115
infoUSA, Inc.	1,750	16,835
Pegasystems, Inc.†	742	6,864
Schawk, Inc.	800	14,488
		207,874
Decision Support Software — 0.0%
QAD, Inc.	789	7,180
SPSS, Inc.†	1,000	36,100
Wind River Systems, Inc.†	3,898	38,746
		82,026
Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	2,885	45,756
Sirona Dental Systems, Inc.	906	31,221
		76,977
Diagnostic Equipment — 0.6%
Hansen Medical, Inc.†	309	5,840
Home Diagnostics, Inc.†	97,600	1,054,080
Immucor, Inc.†	3,508	103,240
Neurometrix, Inc.†	645	6,263
		1,169,423
Diagnostic Kits — 0.1%
Biosite, Inc.†	841	70,619
Inverness Medical Innovations, Inc.†	1,996	87,385
Meridian Bioscience, Inc.	1,087	30,175
OraSure Technologies, Inc.†	2,373	17,441
Quidel Corp.†	1,555	18,660
		224,280
Direct Marketing — 0.1%
Catalina Marketing Corp.	2,388	75,413
FTD Group, Inc.†	664	10,976
Gaiam, Inc.†	796	12,529
ValueVision Media, Inc., Class A†	1,576	19,479
		118,397
Disposable Medical Products — 0.1%
Arrow International, Inc.	1,178	37,884
ICU Medical, Inc.†	744	29,165
Medical Action Industries, Inc.†	713	17,041
Merit Medical Systems, Inc.†	1,409	17,683
Volcano Corp.†	448	8,068
		109,841

Security Description	Shares	Value (Note 2)
Distribution/Wholesale — 1.2%
Beacon Roofing Supply, Inc.†	2,265	$36,648
BlueLinx Holdings, Inc.	653	6,856
Brightpoint, Inc.†	2,600	29,744
Building Materials Holding Corp.	1,497	27,111
Central European Distribution Corp.†	1,846	53,737
Core-Mark Holding Co., Inc.†	513	18,304
Directed Electronics, Inc.†	483	4,328
Houston Wire & Cable Co.†	434	12,161
LKQ Corp.†	2,313	50,562
MWI Veterinary Supply, Inc.†	290	9,570
NuCo2, Inc.†	802	20,226
Owens & Minor, Inc.	2,074	76,178
Scansource, Inc.†	1,327	35,617
United Stationers, Inc.†	12,235	733,121
Watsco, Inc.	1,441	73,592
WESCO International, Inc.†	21,600	1,356,048
		2,543,803
Diversified Financial Services — 0.0%
Newstar Financial Inc.†	714	11,967
Diversified Manufactured Operations — 0.6%
A.O. Smith Corp.	1,059	40,475
Actuant Corp., Class A†	1,411	71,693
Acuity Brands, Inc.	2,322	126,410
Ameron International Corp.	452	29,769
Barnes Group, Inc.	2,042	46,986
Blount International, Inc.†	1,962	24,427
Crane Co.	12,410	501,612
EnPro Industries, Inc.†	1,090	39,294
ESCO Technologies, Inc.†	1,334	59,790
Federal Signal Corp.	2,495	38,722
GenTek, Inc.†	529	18,018
Griffon Corp.†	1,539	38,090
Koppers Holdings, Inc.	516	13,241
Lancaster Colony Corp.	1,255	55,458
Matthews International Corp., Class A	1,662	67,643
Raven Industries, Inc.	832	23,338
Standex International Corp.	639	18,218
Tredegar Corp.	1,769	40,316
		1,253,500
Diversified Minerals — 0.0%
AMCOL International Corp.	1,134	33,623
Diversified Operations — 0.0%
Resource America, Inc., Class A	814	19,235
Diversified Operations/Commerical Services — 0.1%
Centerline Holding Co.	2,696	52,168
Chemed Corp.	1,353	66,243
Compass Diversified Trust	678	11,370
Viad Corp.	1,148	44,313
Volt Information Sciences, Inc.†	643	16,840
		190,934
Drug Delivery Systems — 0.2%
Alkermes, Inc.†	5,001	77,216
Bentley Pharmaceuticals, Inc.†	28,797	235,847
Depomed, Inc.†	1,919	6,851
Emisphere Technologies, Inc.†	1,232	3,942

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Drug Delivery Systems — 0.2%
I-Flow Corp.†	1,210	$17,835
Nastech Pharmaceutical Co., Inc.†	1,313	14,167
Noven Pharmaceuticals, Inc.†	1,225	28,420
Penwest Pharmaceuticals Co.†	1,181	11,905
		396,183
E-Commerce/Products — 1.2%
1-800-FLOWERS.COM, Inc., Class A†	1,296	10,083
Blue Nile, Inc.†	685	27,852
drugstore.com, Inc.†	4,142	10,686
NutriSystem, Inc.†	45,800	2,400,378
Overstock.com, Inc.†	658	10,923
Shutterfly, Inc.†	129	2,069
Stamps.com, Inc.†	883	12,689
US Auto Parts Network, Inc.†	517	2,776
		2,477,456
E-Commerce/Services — 0.1%
Move, Inc.†	5,183	28,714
Priceline.com, Inc.†	1,207	64,285
		92,999
E-Marketing/Info — 0.2%
24/7 Real Media, Inc.†	2,507	20,131
aQuantive, Inc.†	3,938	109,910
Digital River, Inc.†	2,044	112,931
Liquidity Services, Inc.†	401	6,793
Netratings, Inc.†	689	14,331
ValueClick, Inc.†	4,960	129,605
		393,701
E-Services/Consulting — 0.1%
Access Integrated Technologies, Inc., Class A†	742	4,029
GSI Commerce, Inc.†	2,028	45,812
Perficient, Inc.†	958	18,949
RightNow Technologies, Inc.†	776	12,711
Sapient Corp.†	4,216	28,922
Websense, Inc.†	2,312	53,153
WebSideStory, Inc.†	905	11,720
		175,296
Educational Software — 0.1%
Blackboard, Inc.†	1,435	48,259
INVESTools, Inc.†	3,386	47,065
Renaissance Learning, Inc.	406	5,347
		100,671
Electric Products-Misc. — 0.1%
GrafTech International, Ltd.†	5,092	46,235
Lamson & Sessions Co.†	718	19,953
Littelfuse, Inc.†	1,154	46,853
		113,041
Electric-Integrated — 0.7%
Allete, Inc.	1,300	60,606
Aquila, Inc.†	19,338	80,833
Avista Corp.	2,690	65,179
Black Hills Corp.	1,720	63,244
CH Energy Group, Inc.	819	39,877

Security Description	Shares	Value (Note 2)
Electric-Integrated (continued)
Cleco Corp.	2,924	$75,527
Duquesne Light Holdings, Inc.	4,585	90,737
El Paso Electric Co.†	2,505	66,007
Empire District Electric Co.	1,549	38,415
IDACORP, Inc.	2,214	74,922
MGE Energy, Inc.	5,458	193,541
Northwestern Corp.	1,837	65,085
Osiris Therapeutics, Inc.†	181	3,386
Otter Tail Corp.	1,524	52,182
Pike Electric Corp.†	810	14,645
PNM Resources, Inc.	3,926	126,810
Portland General Electric Co.	1,391	40,617
UIL Holdings Corp.	1,269	44,034
Unisource Energy Corp.	1,815	68,153
Westar Energy, Inc.	4,507	124,033
		1,387,833
Electric-Transmission — 0.0%
ITC Holdings Corp.	930	40,260
Electronic Components-Misc. — 0.3%
Bel Fuse, Inc., Class B	6,420	248,518
Benchmark Electronics, Inc.†	3,645	75,306
CTS Corp.	1,855	25,636
Cubic Corp.	804	17,399
Daktronics, Inc.	2,006	55,045
Methode Electronics, Inc.	1,928	28,476
OSI Systems, Inc.†	763	20,174
Plexus Corp.†	2,366	40,577
Rogers Corp.†	901	39,959
Technitrol, Inc.	2,097	54,920
		606,010
Electronic Components-Semiconductors — 1.2%
Actel Corp.†	1,338	22,104
Advanced Analogic Technologies, Inc.†	1,901	12,509
AMIS Holdings, Inc.†	2,253	24,670
Amkor Technology, Inc.†	5,291	66,032
Applied Micro Circuits Corp.†	15,282	55,779
Bookham, Inc.†	3,596	8,163
Conexant Systems, Inc.†	24,859	41,017
Diodes, Inc.†	1,022	35,617
DSP Group, Inc.†	1,473	27,987
Emcore Corp.†	2,102	10,510
Fairchild Semiconductor International, Inc.†	47,000	785,840
Ikanos Communications, Inc.†	1,058	8,221
IPG Photonics Corp.†	535	10,272
IXYS Corp.†	1,407	14,394
Kopin Corp.†	3,536	11,952
Lattice Semiconductor Corp.†	5,903	34,532
Microsemi Corp.†	3,863	80,389
Microtune, Inc.†	2,736	11,272
Mindspeed Technologies, Inc.†	5,697	12,362
MIPS Technologies, Inc.†	2,249	20,083
Monolithic Power Systems, Inc.†	1,192	15,377
MoSys, Inc.†	1,167	9,803
Netlogic Microsystems, Inc.†	824	21,935
OmniVision Technologies, Inc.†	28,853	373,935
ON Semiconductor Corp.†	7,050	62,886

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Electronic Components- Semiconductors (continued)
PLX Technology, Inc.†	1,293	$12,594
QLogic Corp.†	19,900	338,300
Semtech Corp.†	3,739	50,402
Silicon Image, Inc.†	4,490	36,638
SiRF Technology Holdings, Inc.†	2,656	73,730
Skyworks Solutions, Inc.†	8,297	47,708
Staktek Holdings, Inc.†	617	2,005
Supertex, Inc.†	620	20,590
Transmeta Corp. - Delaware†	10,114	5,765
TranSwitch Corp.†	6,569	10,445
Virage Logic Corp.†	803	5,838
Volterra Semiconductor Corp.†	968	12,642
Zoran Corp.†	2,535	43,146
		2,437,444
Electronic Connectors — 0.3%
Thomas & Betts Corp.†	13,000	634,660
Electronic Design Automation — 0.1%
Ansoft Corp.†	849	26,862
Comtech Group, Inc.†	756	13,215
Magma Design Automation, Inc.†	1,940	23,203
Mentor Graphics Corp.†	4,394	71,798
		135,078
Electronic Forms — 0.0%
Convera Corp., Class A†	1,453	4,562
Electronic Measurement Instruments — 0.5%
Analogic Corp.	716	45,022
Badger Meter, Inc.	718	19,063
Eagle Test Systems, Inc.†	416	6,922
FLIR Systems, Inc.†	3,390	120,921
Itron, Inc.†	1,312	85,333
Measurement Specialties, Inc.†	714	16,108
RAE Systems, Inc.†	1,992	5,717
Tektronix, Inc.	24,400	687,104
Zygo Corp.†	934	14,953
		1,001,143
Electronic Security Devices — 0.0%
American Science and Engineering, Inc.†	473	24,913
LoJack Corp.†	973	18,468
Taser International, Inc.†	3,209	25,768
		69,149
Electronics-Military — 0.0%
EDO Corp.	858	22,480
Energy-Alternate Sources — 0.2%
Aventine Renewable Energy Holdings, Inc.†	1,564	28,496
Evergreen Energy, Inc.†	3,670	24,112
Evergreen Solar, Inc.†	3,456	33,696
First Solar, Inc.†	1,138	59,187
FuelCell Energy, Inc.†	2,959	23,258
Headwaters, Inc.†	2,186	47,764
MGP Ingredients, Inc.	493	10,042
Pacific Ethanol, Inc.†	1,421	24,200
Plug Power, Inc.†	3,741	11,822

Security Description	Shares	Value (Note 2)
Energy-Alternate Sources (continued)
Quantum Fuel Systems Technologies Worldwide, Inc.†	2,702	$3,296
Sunpower Corp., Class A†	591	26,891
Syntroleum Corp.†	2,052	6,402
US BioEnergy Corp†	595	6,825
Verasun Energy Corp.†	945	18,777
		324,768
Engineering/R&D Services — 0.3%
EMCOR Group, Inc.†	9,727	573,698
ENGlobal Corp.†	847	4,701
SAIC, Inc.†	4,462	77,282
Stanley, Inc.†	308	4,805
		660,486
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp.	2,645	81,598
Enterprise Software/Service — 0.8%
Advent Software, Inc.†	1,054	36,753
Concur Technologies, Inc.†	1,661	29,001
Emageon, Inc.†	1,083	11,913
Epicor Software Corp.†	2,991	41,605
Hyperion Solutions Corp.†	3,065	158,859
Informatica Corp.†	4,456	59,844
JDA Software Group, Inc.†	1,508	22,665
Lawson Software, Inc.†	112,734	912,018
ManTech International Corp., Class A†	930	31,071
MicroStrategy, Inc., Class A†	492	62,184
Neoware, Inc.†	1,024	10,312
Omnicell, Inc.†	1,500	31,380
Opnet Technologies, Inc.†	682	9,214
Packeteer, Inc.†	1,796	22,306
Sybase, Inc.†	4,655	117,678
SYNNEX Corp.†	645	13,700
Taleo Corp., Class A†	740	12,269
The Ultimate Software Group, Inc.†	1,299	34,021
		1,616,793
Entertainment Software — 0.2%
Glu Mobile, Inc.†	29,590	295,900
Midway Games, Inc.†	1,847	11,544
Take-Two Interactive Software, Inc.†	3,700	74,518
THQ, Inc.†	3,301	112,861
		494,823
Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	2,968	56,570
Environmental Monitoring & Detection — 0.1%
Clean Harbors, Inc.†	811	36,673
Mine Safety Appliances Co.	1,598	67,212
		103,885
Filtration/Separation Products — 0.0%
CLARCOR, Inc.	2,678	85,160
Flanders Corp.†	662	4,800
		89,960
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	450	12,235

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Finance-Auto Loans (continued)
United PanAm Financial Corp.†	503	$6,288
		18,523
Finance-Consumer Loans — 0.4%
ASTA Funding, Inc.	608	26,253
Ocwen Financial Corp.†	1,771	22,793
Portfolio Recovery Associates, Inc.†	17,322	773,427
World Acceptance Corp.†	949	37,913
		860,386
Finance-Credit Card — 0.0%
Advanta Corp., Class B	1,000	43,840
CompuCredit Corp.†	1,133	35,372
		79,212
Finance-Investment Banker/Broker — 0.8%
Friedman Billings Ramsey Group, Inc., Class A	7,599	41,946
GFI Group, Inc.†	617	41,938
Greenhill & Co., Inc.	912	55,988
KBW, Inc.†	353	12,270
Knight Capital Group, Inc., Class A†	5,400	85,536
LaBranche & Co., Inc.†	2,743	22,383
optionsXpress Holdings, Inc.	47,873	1,126,930
Penson Worldwide, Inc.†	389	11,744
Piper Jaffray Cos., Inc.†	961	59,524
Sanders Morris Harris Group, Inc.	875	9,319
Stifel Financial Corp.†	771	34,155
SWS Group, Inc.	1,226	30,417
Thomas Weisel Partners Group, Inc.†	351	6,676
Tradestation Group, Inc.†	1,328	16,720
		1,555,546
Finance-Leasing Companies — 0.2%
Financial Federal Corp.	17,451	459,310
Marlin Business Services, Inc.†	613	13,413
		472,723
Finance-Mortgage Loan/Banker — 0.0%
Accredited Home Lenders Holding Co.†	1,112	10,308
Doral Financial Corp.†	4,644	7,616
Federal Agricultural Mtg. Corp., Class C	540	14,688
		32,612
Finance-Other Services — 0.6%
Asset Acceptance Capital Corp.†	821	12,701
eSPEED, Inc., Class A† Class A	1,059	10,060
International Securities Exchange Holdings, Inc.	1,968	96,038
MarketAxess Holdings, Inc.†	1,671	27,973
The Nasdaq Stock Market, Inc.†	36,100	1,061,701
		1,208,473
Financial Guarantee Insurance — 0.4%
ACA Capital Holdings, Inc.†	342	4,795
PMI Group, Inc.	14,700	664,734
Triad Guaranty, Inc.†	4,722	195,538
		865,067

Security Description	Shares	Value (Note 2)
Firearms & Ammunition — 0.0%
Smith & Wesson Holding Corp.†	1,509	$19,753
Food-Baking — 0.0%
Flowers Foods, Inc.	2,674	80,675
Food-Canned — 0.5%
Del Monte Foods Co.	87,100	999,908
Treehouse Foods, Inc.†	1,608	48,996
		1,048,904
Food-Confectionery — 0.0%
Tootsie Roll Industries, Inc.	1,894	56,763
Food-Meat Products — 0.2%
Premium Standard Farms, Inc.	714	15,023
Smithfield Foods, Inc.†	12,700	380,365
		395,388
Food-Misc. — 0.2%
Chiquita Brands International, Inc.	2,176	30,508
Diamond Foods, Inc.	810	13,486
Hain Celestial Group, Inc.†	1,606	48,292
J & J Snack Foods Corp.	712	28,117
Lance, Inc.	1,566	31,696
M&F Worldwide Corp.†	572	27,233
Ralcorp Holdings, Inc.†	1,370	88,091
Seaboard Corp.	18	40,680
		308,103
Food-Retail — 0.2%
Arden Group, Inc., Class A	68	9,078
Great Atlantic & Pacific Tea Co., Inc.†	1,004	33,313
Ingles Markets, Inc., Class A	608	24,831
Pathmark Stores, Inc.†	2,690	34,432
Ruddick Corp.	2,057	61,874
Village Super Market, Class A	85	8,117
Weis Markets, Inc.	5,652	252,644
Wild Oats Markets, Inc.†	1,492	27,154
		451,443
Food-Wholesale/Distribution — 0.1%
Nash Finch Co.	689	23,743
Performance Food Group Co.†	1,788	55,195
Spartan Stores, Inc.†	1,087	29,132
United Natural Foods, Inc.†	2,183	66,887
		174,957
Footwear & Related Apparel — 1.0%
Crocs, Inc.†	513	24,239
Deckers Outdoor Corp.†	565	40,126
Heelys, Inc.†	333	9,770
Iconix Brand Group, Inc.†	2,479	50,572
Skechers USA, Inc., Class A†	618	20,746
Steven Madden, Ltd.†	36,573	1,067,931
Stride Rite Corp.	1,897	29,195
Timberland Co., Class A†	29,988	780,588
Weyco Group, Inc.	358	9,301
Wolverine World Wide, Inc.	2,884	82,396
		2,114,864
Forestry — 0.0%
Deltic Timber Corp.	526	25,227

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Funeral Services & Related Items — 0.0%
Stewart Enterprises, Inc., Class A	5,431	$43,774
Gambling (Non-Hotel) — 0.1%
Century Casinos, Inc.†	1,051	8,671
Dover Downs Gaming & Entertainment, Inc.	755	9,724
Isle of Capri Casinos, Inc.†	811	20,778
Lakes Entertainment, Inc.†	1,184	13,202
Pinnacle Entertainment, Inc.†	3,087	89,739
		142,114
Gas-Distribution — 0.7%
Cascade Natural Gas Corp.	594	15,652
EnergySouth, Inc.	357	14,969
Laclede Group, Inc.	1,102	34,250
New Jersey Resources Corp.	8,950	447,947
Nicor, Inc.	2,295	111,124
Northwest Natural Gas Co.	10,727	489,902
Piedmont Natural Gas, Inc.	3,948	104,148
South Jersey Industries, Inc.	1,508	57,379
Southwest Gas Corp.	2,072	80,539
WGL Holdings, Inc.	2,522	80,654
		1,436,564
Golf — 0.4%
Callaway Golf Co.	49,914	786,645
Hazardous Waste Disposal — 0.0%
American Ecology Corp.	805	15,464
Health Care Cost Containment — 0.0%
Corvel Corp.†	409	12,372
Healthspring, Inc.†	971	22,867
		35,239
Home Furnishings — 0.5%
American Woodmark Corp.	617	22,681
Ethan Allen Interiors, Inc.	1,709	60,396
Furniture Brands International, Inc.	52,139	822,753
Hooker Furniture Corp.	553	11,088
Kimball International, Inc., Class B	1,277	24,621
La-Z-Boy, Inc.	2,674	33,104
O'Sullivan Industries Holdings, Inc.†(1)(2)	183	0
Sealy Corp.	1,042	18,214
Stanley Furniture Co., Inc.	576	11,981
Tempur-Pedic International, Inc.†	2,592	67,366
		1,072,204
Hotels/Motels — 0.1%
Gaylord Entertainment Co.†	2,102	111,133
Lodgian, Inc.†	1,058	14,135
Marcus Corp.	1,112	25,865
Morgans Hotel Group Co.†	931	19,560
		170,693
Housewares — 0.0%
Lifetime Brands, Inc.	582	12,158
National Presto Industries, Inc.	245	15,102
		27,260
Human Resources — 1.0%
Administaff, Inc.	1,181	41,571
AMN Healthcare Services, Inc.†	1,793	40,558

Security Description	Shares	Value (Note 2)
Human Resources (continued)
Barrett Business Services, Inc.	21,160	$487,738
CDI Corp.	662	19,145
Cross Country Healthcare, Inc.†	29,362	535,269
Gevity HR, Inc.	1,264	24,951
Heidrick & Struggles International, Inc.†	949	45,979
Hudson Highland Group, Inc.†	1,270	19,799
Kelly Services, Inc., Class A	1,046	33,681
Kenexa Corp.†	987	30,725
Kforce, Inc.†	1,504	20,710
Korn/Ferry International†	2,192	50,285
Labor Ready, Inc.†	27,319	518,788
MPS Group, Inc.†	5,337	75,519
On Assignment, Inc.†	1,757	21,804
Resources Connection, Inc.†	2,490	79,655
Spherion Corp.†	2,974	26,231
		2,072,408
Identification Systems — 0.1%
Brady Corp., Class A	2,327	72,602
Checkpoint Systems, Inc.†	2,026	47,935
Cogent, Inc.†	2,236	30,074
L-1 Identity Solutions, Inc.†	3,348	55,276
Paxar Corp.†	2,123	60,930
		266,817
Independent Power Producer — 0.0%
Ormat Technologies, Inc.	450	18,882
Industrial Audio & Video Products — 0.0%
Sonic Solutions†	1,328	18,725
Industrial Automated/Robotic — 0.1%
Cognex Corp.	2,411	52,246
Gerber Scientific, Inc.†	1,167	12,382
Intermec, Inc.†	2,472	55,225
iRobot Corp.†	590	7,711
Nordson Corp.	1,522	70,712
		198,276
Instruments-Controls — 0.1%
Photon Dynamics, Inc.†	881	11,110
Watts Water Technologies, Inc., Class A	1,509	57,387
Woodward Governor Co.	1,555	64,019
X-Rite, Inc.	1,478	19,140
		151,656
Instruments-Scientific — 0.1%
Dionex Corp.†	1,034	70,426
FEI Co.†	1,232	44,426
OYO Geospace Corp.†	204	14,468
Varian, Inc.†	1,598	93,099
		222,419
Insurance Brokers — 0.1%
Crawford & Co., Class B	1,188	6,890
eHealth, Inc.†	306	7,206
Hilb Rogal and Hobbs Co.	1,872	91,822
USI Holdings Corp.†	2,387	40,221
		146,139

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Insurance-Life/Health — 0.2%
American Equity Investment Life Holding Co.	2,875	$37,749
Delphi Financial Group, Inc., Class A	2,141	86,132
FBL Financial Group, Inc., Class A	702	27,469
Great American Financial Resources, Inc.	455	11,138
Independence Holding Co.	259	5,605
Kansas City Life Insurance Co.	211	9,495
National Western Life Insurance Co., Class A†	117	28,642
Presidential Life Corp.	1,109	21,869
The Phoenix Cos., Inc.	5,823	80,823
Universal American Financial Corp.†	1,983	38,431
		347,353
Insurance-Multi-line — 0.9%
Alfa Corp.	1,676	30,972
Direct General Corp.	764	16,242
HCC Insurance Holdings, Inc.	58,000	1,786,400
Horace Mann Educators Corp.	2,223	45,683
United Fire & Casualty Co.	1,067	37,484
		1,916,781
Insurance-Property/Casualty — 1.0%
21st Century Insurance Group	1,688	35,786
Affirmative Insurance Holdings, Inc.	390	6,747
American Physicians Capital, Inc.†	505	20,240
Amtrust Financial Services, Inc.	1,324	13,981
Argonaut Group, Inc.†	1,709	55,303
Baldwin & Lyons, Inc., Class B	419	10,664
Bristol West Holdings, Inc.	791	17,536
CNA Surety Corp.†	28,327	597,700
Commerce Group, Inc.	2,812	84,472
Darwin Professional Underwriters, Inc.†	270	6,791
Donegal Group, Inc., Class A	672	11,411
EMC Insurance Group, Inc.	300	7,740
Employers Holdings, Inc.†	2,933	58,719
First Acceptance Corp.†	845	8,847
First Mercury Financial Corp.†	577	11,857
Fpic Insurance Group, Inc.†	510	22,782
Harleysville Group, Inc.	712	23,133
Infinity Property & Casualty Corp.	1,013	47,469
James River Group, Inc.†	472	14,778
LandAmerica Financial Group, Inc.	922	68,145
Meadowbrook Insurance Group, Inc.†	1,302	14,309
Midland Co.	7,812	331,385
National Interstate Corp.†	820	21,123
Navigators Group, Inc.†	675	33,865
NYMAGIC, Inc.	304	12,418
Ohio Casualty Corp.	3,117	93,354
PMA Capital Corp., Class A†	1,668	15,663
ProAssurance Corp.†	1,717	87,825
RLI Corp.	1,092	59,984
Safety Insurance Group, Inc.	736	29,528
SCPIE Holdings, Inc.†	520	11,804
SeaBright Insurance Holdings, Inc.†	822	15,125
Selective Insurance Group, Inc.	3,018	76,838
State Auto Financial Corp.	745	23,937

Security Description	Shares	Value (Note 2)
Insurance-Property/Casualty (continued)
Stewart Information Services Corp.	890	$37,193
Tower Group, Inc.	1,006	32,413
Zenith National Insurance Corp.	1,910	90,286
		2,111,151
Insurance-Reinsurance — 0.0%
Odyssey Re Holdings Corp.	665	26,141
Internet Application Software — 0.5%
Art Technology Group, Inc.†	342,375	794,310
CyberSource Corp.†	1,579	19,753
DealerTrack Holdings, Inc.†	612	18,801
eResearch Technology, Inc.†	2,547	20,020
Interwoven, Inc.†	2,209	37,332
Lionbridge Technologies, Inc.†	3,087	15,713
RealNetworks, Inc.†	5,531	43,418
S1 Corp.†	3,182	19,092
Vignette Corp.†	1,539	28,579
WebEx Communications, Inc.†	2,285	129,925
		1,126,943
Internet Connectivity Services — 0.5%
Cogent Communications Group, Inc.†	1,085	25,638
Covad Communications Group, Inc.†	15,145	19,234
Internap Network Services Corp.†	2,213	34,855
NDS Group PLC ADR†	19,300	963,842
		1,043,569
Internet Content-Entertainment — 0.0%
Audible, Inc.†	1,243	12,915
NetFlix, Inc.†	2,331	54,056
		66,971
Internet Content-Information/News — 0.1%
CNET Networks, Inc.†	7,754	67,537
Harris Interactive, Inc.†	2,801	16,890
InfoSpace, Inc.†	1,610	41,329
Jupitermedia Corp.†	1,121	7,421
Loopnet, Inc.†	115	1,965
The Knot, Inc.†	997	21,465
TheStreet.com, Inc.	950	11,638
Travelzoo, Inc.†	158	5,810
		174,055
Internet Financial Services — 0.7%
NetBank, Inc.	2,736	6,046
Online Resources Corp.†	117,680	1,349,790
		1,355,836
Internet Incubators — 0.0%
CMGI, Inc.†	23,899	50,666
Internet Capital Group, Inc.†	2,027	21,689
Safeguard Scientifics, Inc.†	6,216	18,399
		90,754
Internet Infrastructure Equipment — 0.5%
Avocent Corp.†	37,646	1,015,313
Internet Infrastructure Software — 0.1%
Chordiant Software, Inc.†	1,640	16,974
Openwave Systems, Inc.†	4,878	39,756
Opsware, Inc.†	4,231	30,675
TIBCO Software, Inc.†	10,889	92,774
		180,179

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Internet Security — 0.8%
Blue Coat Systems, Inc.†	748	$27,474
CheckFree Corp.†	28,300	1,049,647
iPass, Inc.†	3,357	16,886
McAfee, Inc.†	20,400	593,232
Secure Computing Corp.†	2,752	21,190
SonicWALL, Inc.†	3,332	27,855
VASCO Data Security International, Inc.†	1,287	22,999
		1,759,283
Internet Telephone — 0.0%
j2 Global Communications, Inc.†	2,571	71,268
Intimate Apparel — 0.0%
The Warnaco Group, Inc.†	2,432	69,069
Investment Companies — 0.2%
Apollo Investment Corp.	5,326	113,976
Ares Capital Corp.	2,681	48,714
Capital Southwest Corp.	142	21,821
Gladstone Capital Corp.	638	15,108
Gladstone Investment Corp.	678	10,082
Harris & Harris Group, Inc.†	1,074	13,876
Highland Distressed Opportunities, Inc.†	896	12,876
Kohlberg Cap Corp Com	698	11,168
MCG Capital Corp.	2,968	55,680
Medallion Financial Corp.	760	8,694
MVC Capital, Inc.	1,117	17,481
NGP Capital Resources Co.	901	14,245
Technology Investment Capital Corp.	1,008	17,045
		360,766
Investment Management/Advisor Services — 0.1%
Calamos Asset Management, Inc., Class A	1,201	26,806
Cohen & Steers, Inc.	709	30,544
GAMCO Investors, Inc., Class A	292	12,652
National Financial Partners Corp.	1,934	90,724
Waddell & Reed Financial, Inc., Class A	4,384	102,235
		262,961
Lasers-System/Components — 0.1%
Coherent, Inc.†	1,602	50,847
Cymer, Inc.†	1,921	79,818
Electro Scientific Industries, Inc.†	1,500	28,860
Excel Technology, Inc.†	624	17,054
II-VI, Inc.†	1,209	40,925
Ionatron, Inc.†	1,684	7,847
Rofin-Sinar Technologies, Inc.†	794	46,989
		272,340
Leisure Products — 0.3%
K2, Inc.†	48,853	590,633
Marine Products Corp.	635	6,077
Multimedia Games, Inc.†	1,403	16,696
WMS Industries, Inc.†	1,397	54,818
		668,224

Security Description	Shares	Value (Note 2)
Lighting Products & Systems — 0.0%
Color Kinetics, Inc.†	799	$15,525
Universal Display Corp.†	1,225	18,485
		34,010
Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	1,099	39,872
UniFirst Corp.	497	19,070
		58,942
Machine Tools & Related Products — 0.3%
Kennametal, Inc.	10,300	696,383
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.†	885	35,621
Bucyrus International, Inc.	1,632	84,048
		119,669
Machinery-Electrical — 0.3%
Baldor Electric Co.	2,284	86,198
Franklin Electric Co., Inc.	1,171	54,452
Raser Technologies, Inc.†	1,049	5,455
Regal-Beloit Corp.	8,790	407,680
		553,785
Machinery-Farming — 0.0%
Gehl Co.†	542	13,756
Lindsay Manufacturing Co.	596	18,947
		32,703
Machinery-General Industrial — 1.9%
Albany International Corp., Class A	21,182	761,281
Altra Holdings, Inc.†	517	7,088
Applied Industrial Technologies, Inc.	2,312	56,736
Chart Industries, Inc.†	697	12,658
DXP Enterprises, Inc.†	89	3,400
Flow International Corp.†	86,400	927,936
IDEX Corp.	12,900	656,352
Intevac, Inc.†	1,086	28,638
Kadant, Inc.†	703	17,828
Middleby Corp.†	345	45,485
Robbins & Myers, Inc.	685	25,544
Sauer-Danfoss, Inc.	18,733	563,863
Tennant Co.	851	26,798
Wabtec Corp.	22,909	790,131
		3,923,738
Machinery-Material Handling — 0.1%
Cascade Corp.	648	38,802
Columbus McKinnon Corp.†	946	21,181
NACCO, Industries, Inc., Class A	285	39,162
		99,145
Machinery-Print Trade — 0.0%
Presstek, Inc.†	1,503	9,093
Machinery-Pumps — 0.0%
Gorman-Rupp Co.	591	18,930
Tecumseh Products Co., Class A†	860	8,660
		27,590
Machinery-Thermal Process — 0.0%
TurboChef Technologies, Inc.†	691	10,517

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical Imaging Systems — 0.0%
IRIS International, Inc.†	905	$12,625
Merge Technologies, Inc.†	1,347	6,560
Vital Images, Inc.†	867	28,836
		48,021
Medical Information Systems — 0.3%
Allscripts Heathcare Solutions, Inc.†	2,516	67,454
Computer Programs & Systems, Inc.	484	12,981
Dendrite International, Inc.†	26,128	409,164
Eclipsys Corp.†	2,339	45,073
Phase Forward, Inc.†	1,755	23,043
Quality Systems, Inc.†	846	33,840
		591,555
Medical Instruments — 0.9%
Abaxis, Inc.†	1,039	25,320
AngioDynamics, Inc.†	1,017	17,177
ArthroCare Corp.†	31,052	1,119,114
Bruker BioSciences Corp.†	2,194	23,081
Cepheid, Inc.†	2,822	33,525
Conceptus, Inc.†	1,179	23,580
CONMED Corp.†	1,448	42,325
Datascope Corp.	668	24,175
Dexcom, Inc.†	882	6,933
DJ Orthopedics, Inc.†	1,178	44,646
ev3, Inc.†	854	16,824
Foxhollow Technologies, Inc.†	1,127	23,543
Kensey Nash Corp.†	598	18,239
Kyphon, Inc.†	2,287	103,235
Natus Medical, Inc.†	1,098	19,512
NuVasive, Inc.†	1,713	40,684
Spectranetics Corp.†	1,582	16,927
Stereotaxis, Inc.†	1,315	15,649
SurModics, Inc.†	824	29,664
Symmetry Medical, Inc.†	1,804	29,459
Thoratec Corp.†	2,716	56,764
Ventana Medical Systems, Inc.†	1,492	62,515
Young Innovations, Inc.	250	6,805
		1,799,696
Medical Labs & Testing Services — 0.1%
Bio-Reference Laboratories, Inc.†	538	13,665
National Dentex Corp.†	18,730	263,719
		277,384
Medical Laser Systems — 0.1%
Candela Corp.†	1,230	14,046
Intralase Corp.†	1,109	27,703
LCA-Vision, Inc.	1,073	44,197
Palomar Medical Technologies, Inc.†	901	35,995
		121,941
Medical Products — 0.8%
ABIOMED, Inc.†	1,478	20,190
Accuray, Inc.†	826	18,370
American Medical Systems Holdings, Inc.†	3,611	76,445
Cerus Corp.†	1,640	11,070
Cyberonics, Inc.†	1,114	20,921
Haemonetics Corp.†	1,376	64,328

Security Description	Shares	Value (Note 2)
Medical Products (continued)
HealthTronics, Inc.†	1,814	$9,777
Invacare Corp.	1,606	28,009
Luminex Corp.†	1,654	22,693
Mentor Corp.	1,879	86,434
Metabolix, Inc.†	371	6,170
Northstar Neuroscience, Inc.†	71,390	913,792
NxStage Medical, Inc.†	681	9,071
PolyMedica Corp.	1,192	50,457
PSS World Medical, Inc.†	3,494	73,863
ThermoGenesis Corp.†	2,837	10,327
Viasys Healthcare, Inc.†	1,675	56,933
Vital Signs, Inc.	354	18,401
West Pharmaceutical Services, Inc.	1,671	77,585
Wright Medical Group, Inc.†	1,767	39,386
Xtent Inc	243	2,729
Zoll Medical Corp.†	996	26,543
		1,643,494
Medical Sterilization Products — 0.1%
STERIS Corp.	3,501	92,987
Medical-Biomedical/Gene — 0.8%
Advanced Magnetics, Inc.†	497	29,954
ADVENTRX Pharmaceuticals, Inc.†	3,471	8,677
Affymax, Inc.†	220	7,084
Affymetrix, Inc.†	3,489	104,914
Alexion Pharmaceuticals, Inc.†	1,826	78,956
American Oriental Bioengineering, Inc.†	2,310	21,691
Applera Corp. - Celera Genomics Group†	3,981	56,530
Arena Pharmaceuticals, Inc.†	3,138	34,079
ARIAD Pharmaceuticals, Inc.†	3,350	15,041
Bio-Rad Laboratories, Inc., Class A†	963	67,256
BioCryst Pharmaceuticals, Inc.†	1,188	9,943
Cambrex Corp.	1,462	35,965
Cell Genesys, Inc.†	3,214	13,499
Coley Pharmaceutical Group, Inc.†	927	8,881
Cytokinetics, Inc.†	1,702	11,846
deCODE genetics, Inc.†	3,180	11,607
Digene Corp.†	912	38,678
Diversa Corp.†	1,575	12,301
Encysive Pharmaceuticals, Inc.†	3,230	8,753
Enzo Biochem, Inc.†	21,209	319,832
Enzon Pharmaceuticals, Inc.†	2,263	18,443
Exelixis, Inc.†	4,869	48,398
Genitope Corp.†	1,358	5,636
Genomic Health, Inc.†	643	11,150
Geron Corp.†	3,765	26,355
GTx, Inc.†	727	14,831
Hana Biosciences, Inc.†	1,485	2,836
Human Genome Sciences, Inc.†	6,798	72,195
Illumina, Inc.†	2,796	81,923
Incyte Corp.†	4,326	28,508
Integra LifeSciences Holdings†	985	44,896
InterMune, Inc.†	1,345	33,168
Keryx Biopharmaceuticals, Inc.†	2,230	23,460
Lexicon Genetics, Inc.†	3,945	14,320
LifeCell Corp.†	1,741	43,473
Martek Biosciences Corp.†	1,659	34,208

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical-Biomedical/Gene (continued)
Maxygen, Inc.†	1,524	$16,993
Metabasis Therapeutics, Inc.†	1,063	7,813
Molecular Insight Pharmaceuticals, Inc.†	259	3,077
Momenta Pharmaceuticals, Inc.†	1,293	16,757
Monogram Biosciences, Inc.†	6,739	13,074
Myriad Genetics, Inc.†	2,219	76,467
Nektar Therapeutics†	4,630	60,468
Northfield Laboratories, Inc.†	1,306	4,715
Novavax, Inc.†	3,176	8,226
Panacos Pharmaceuticals, Inc.†	2,733	12,654
Peregrine Pharmaceuticals, Inc.†	9,766	9,571
Regeneron Pharmaceuticals, Inc.†	2,691	58,179
Replidyne, Inc.†	259	1,440
Sangamo Biosciences, Inc.†	1,494	10,159
Savient Pharmaceuticals, Inc.†	2,694	32,382
SuperGen, Inc.†	2,557	15,086
Telik, Inc.†	2,703	14,677
		1,761,025
Medical-Drugs — 0.7%
Acadia Pharmaceuticals, Inc.†	1,252	18,805
Adams Respiratory Therapeutics, Inc.†	14,070	473,174
Adolor Corp.†	2,340	20,475
Akorn, Inc.†	2,665	17,989
Array Biopharma, Inc.†	2,020	25,654
Auxilium Pharmaceuticals, Inc.†	1,339	19,656
Bradley Pharmaceuticals, Inc.†	752	14,431
Cadence Pharmaceuticals, Inc.†	342	5,062
CombinatoRx, Inc.	1,273	8,898
Cubist Pharmaceuticals, Inc.†	2,809	61,995
Durect Corp.†	3,172	13,195
Emergent Biosolutions, Inc.†	247	3,315
Hi-Tech Pharmacal Co., Inc.†	450	5,017
Idenix Pharmaceuticals, Inc.†	1,277	9,322
Indevus Pharmaceuticals, Inc.†	2,825	19,973
K-V Pharmaceutical Co., Class A†	2,001	49,485
Medicis Pharmaceutical Corp., Class A	2,816	86,789
New River Pharmaceuticals, Inc.†	820	52,177
OSI Pharmaceuticals, Inc.†	2,944	97,152
Pain Therapeutics, Inc.†	1,839	14,418
Pharmion Corp.†	1,250	32,862
Pozen, Inc.†	1,297	19,131
Prestige Brands Holdings, Inc.†	1,721	20,394
Rigel Pharmaceuticals, Inc.†	1,285	13,955
Salix Pharmaceuticals, Ltd.†	2,412	30,391
Santarus, Inc.†	2,612	18,388
Sciele Pharma, Inc.†	1,504	35,615
Somaxon Pharmaceuticals, Inc.†	258	3,148
Synta Pharmaceuticals Corp.†	259	2,090
Valeant Pharmaceuticals International	4,800	82,992
ViroPharma, Inc.†	3,548	50,914
Xenoport, Inc.†	1,041	29,002
Zymogenetics, Inc.†	1,931	30,046
		1,385,910
Medical-Generic Drugs — 0.1%
Alpharma, Inc., Class A	2,196	52,880

Security Description	Shares	Value (Note 2)
Medical-Generic Drugs (continued)
Caraco Pharmaceutical Laboratories, Ltd†	486	$5,919
Par Pharmaceutical Cos., Inc.†	1,813	45,543
Perrigo Co.	4,018	70,958
		175,300
Medical-HMO — 0.4%
AMERIGROUP Corp.†	2,673	81,259
Centene Corp.†	2,228	46,766
Magellan Health Services, Inc.†	18,113	760,746
Molina Healthcare, Inc.†	631	19,302
		908,073
Medical-Hospitals — 0.7%
Health Management Assoc., Inc., Class A	80,400	873,948
Horizon Health Corp.†	776	15,171
LifePoint Hospitals, Inc.†	13,620	520,556
Medcath Corp.†	457	12,476
Symbion, Inc.†	932	18,276
United Surgical Partners International, Inc.†	2,297	70,771
		1,511,198
Medical-Nursing Homes — 0.1%
Genesis HealthCare Corp.†	1,012	63,867
Kindred Healthcare, Inc.†	1,471	48,220
National Healthcare Corp.	334	17,027
Sun Healthcare Group, Inc.†	1,641	20,266
		149,380
Medical-Outpatient/Home Medical — 0.3%
Air Methods Corp.†	536	12,875
Amedisys, Inc.†	1,327	43,035
Amsurg Corp.†	1,544	37,813
Apria Healthcare Group, Inc.†	8,893	286,799
Gentiva Health Services, Inc.†	1,391	28,057
Hythiam, Inc.†	1,508	10,254
LHC Group, Inc.†	608	19,717
Odyssey HealthCare, Inc.†	1,787	23,463
Option Care, Inc.	1,352	17,982
Radiation Therapy Services, Inc.†	635	19,456
Res-Care, Inc.†	1,142	19,985
VistaCare, Inc., Class A†	537	4,672
		524,108
Metal Processors & Fabrication — 2.1%
Ampco-Pittsburgh Corp.	371	10,718
CIRCOR International, Inc.	827	29,524
Dynamic Materials Corp.†	68,010	2,225,287
Kaydon Corp.	16,959	721,775
Ladish Co,. Inc.†	725	27,289
LB Foster Co., Class A†	528	10,882
Mueller Industries, Inc.	26,406	794,821
NN, Inc.	891	11,129
Quanex Corp.	1,952	82,667
RBC Bearings, Inc.†	9,358	312,838
Worthington Industries, Inc.	3,742	77,010
		4,303,940

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Metal Products-Distribution — 0.0%
A.M. Castle & Co.†	515	$15,121
Lawson Products, Inc.	224	8,485
		23,606
Metal-Aluminum — 0.0%
Century Aluminum Co.†	1,196	56,068
Metal-Diversified — 0.0%
Hecla Mining Co.†	6,164	55,846
Metal-Iron — 0.5%
Cleveland-Cliffs, Inc.	2,155	137,942
Gibraltar Industries, Inc.	38,802	877,701
		1,015,643
Mining — 0.1%
Meridian Gold, Inc.†	8,500	217,005
Royal Gold, Inc.	1,005	30,250
		247,255
Miscellaneous Manufacturing — 0.5%
American Railcar Industries, Inc.	467	13,921
AptarGroup, Inc.	13,917	931,465
Freightcar America, Inc.	650	31,311
Reddy Ice Holdings, Inc.	863	26,045
		1,002,742
Motion Pictures & Services — 0.0%
Macrovision Corp.†	2,675	67,009
MRI/Medical Diagnostic Imaging — 0.0%
Alliance Imaging, Inc.†	786	6,862
Nighthawk Radiology Holdings, Inc.†	325	5,912
		12,774
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	2,794	46,157
Multimedia — 0.1%
Belo Corp., Class A	4,698	87,712
Entravision Communications Corp., Class A†	3,463	32,344
Gemstar-TV Guide International, Inc.†	12,798	53,623
Journal Communications, Inc., Class A	2,263	29,668
Martha Stewart Living Omnimedia, Inc., Class A	1,318	22,419
Media General, Inc., Class A	1,148	43,808
Private Media Group, Ltd.†	1,304	3,208
		272,782
Music — 0.5%
Steinway Musical Instruments, Inc.†	379	12,230
Warner Music Group Corp.	55,000	938,300
		950,530
Networking Products — 1.5%
3Com Corp.†	20,246	79,162
Acme Packet, Inc.†	689	10,183
Adaptec, Inc.†	5,898	22,825
Aeroflex, Inc.†	3,897	51,246
Anixter International, Inc.†	16,703	1,101,396
Atheros Communications, Inc.†	2,844	68,057

Security Description	Shares	Value (Note 2)
Networking Products (continued)
Black Box Corp.	14,704	$537,284
Extreme Networks, Inc.†	6,164	26,074
Foundry Networks, Inc.†	62,036	841,829
Hypercom Corp.†	2,775	16,539
Ixia†	2,217	20,618
Netgear, Inc.†	1,714	48,900
Parkervision, Inc.†	974	12,867
Polycom, Inc.†	4,513	150,418
SafeNet, Inc.†	1,347	38,120
Switch & Data Facilities Co., Inc.†	654	11,850
Zhone Technologies, Inc.†	5,733	7,109
		3,044,477
Non-Ferrous Metals — 0.1%
Brush Engineered Materials, Inc.†	1,007	48,809
RTI International Metals, Inc.†	1,178	107,210
USEC, Inc.†	4,496	73,060
		229,079
Non-Hazardous Waste Disposal — 0.1%
Casella Waste Systems, Inc., Class A†	1,136	11,087
Waste Connections, Inc.†	3,454	103,413
Waste Industries USA, Inc.	385	10,576
Waste Services, Inc.†	1,914	19,025
		144,101
Office Automation & Equipment — 0.1%
Global Imaging Systems, Inc.†	2,683	52,319
IKON Office Solutions, Inc.	5,684	81,679
		133,998
Office Furnishings-Original — 0.1%
CompX International, Inc.	87	1,403
Herman Miller, Inc.	3,431	114,904
Interface, Inc. Class A†	2,759	44,117
Knoll, Inc.	1,575	37,532
		197,956
Office Supplies & Forms — 0.7%
ACCO Brands Corp.†	2,330	56,130
Ennis, Inc.	1,318	35,270
John H. Harland Co.	12,989	665,426
The Standard Register Co.	47,222	597,358
		1,354,184
Oil & Gas Drilling — 0.1%
Atlas America, Inc.†	898	50,728
Atwood Oceanics, Inc.†	1,396	81,932
Bronco Drilling Co., Inc.†	702	11,632
Grey Wolf, Inc.†	10,056	67,375
Parker Drilling Co.†	5,592	52,509
Pioneer Drilling Co.†	2,138	27,131
		291,307
Oil Companies-Exploration & Production — 1.8%
Arena Resources, Inc.†	608	30,473
ATP Oil & Gas Corp.†	1,043	39,217
Aurora Oil & Gas Corp.†	4,345	11,340
Berry Petroleum Co., Class A	1,826	55,985
Bill Barrett Corp.†	1,472	47,708
Bois d'Arc Energy, Inc.†	870	11,510

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Oil Companies-Exploration & Production (continued)
Brigham Exploration Co.†	2,327	$14,474
Callon Petroleum Co.†	1,050	14,249
Carrizo Oil & Gas, Inc.†	1,153	40,309
Clayton Williams Energy, Inc.†	274	7,773
Comstock Resources, Inc.†	2,223	60,866
Delta Petroleum Corp.†	2,905	66,699
Denbury Resources, Inc.†	28,800	857,952
Edge Petroleum Corp.†	53,966	675,654
Encore Acquisition Co.†	2,731	66,063
Energy Partners, Ltd.†	1,983	35,991
EXCO Resources, Inc.†	2,690	44,600
Gasco Energy, Inc.†	3,798	9,267
GeoGlobal Resources, Inc.†	1,553	9,489
GeoMet, Inc.†	525	4,631
GMX Resources, Inc.†	489	15,027
Goodrich Petroleum Corp.†	738	24,819
Gulfport Energy Corp.†	705	9,419
Harvest Natural Resources, Inc.†	1,921	18,711
Houston Exploration Co.†	1,505	81,195
Mariner Energy, Inc.†	3,787	72,445
McMoRan Exploration Co.†	1,262	17,302
Meridian Resource Corp.†	4,496	10,835
Parallel Petroleum Corp.†	1,938	44,477
Penn Virginia Corp.	965	70,831
PetroHawk Energy Corp.†	7,357	96,892
Petroleum Development Corp.†	750	40,177
Petroquest Energy, Inc.†	2,136	24,970
PrimeEnergy Corp.†	38	2,210
Quest Resource Corp.†	1,010	9,262
RAM Energy Resources, Inc.†	1,311	6,070
Rosetta Resources, Inc.†	2,617	53,753
Stone Energy Corp.†	1,411	41,893
Swift Energy Co.†	1,507	62,947
TXCO Resources, Inc.†	1,494	16,210
Toreador Resources Corp.†	625	11,344
Transmeridian Exploration, Inc.†	4,005	11,454
Vaalco Energy, Inc.†	2,980	15,436
Venoco, Inc.†	651	11,627
Warren Resources, Inc.†	2,771	36,106
Whiting Petroleum Corp.†	1,912	75,352
XTO Energy, Inc.	14,666	803,843
		3,788,857
Oil Companies-Integrated — 0.0%
Delek US Holdings, Inc.	545	10,426
PetroCorp, Inc.†(1)(2)	154	0
		10,426
Oil Field Machinery & Equipment — 1.5%
CARBO Ceramics, Inc.	1,037	48,272
Complete Production Services, Inc.†	1,346	26,799
Dril-Quip, Inc.†	1,145	49,555
Gulf Island Fabrication, Inc.	628	16,793
Hydril†	822	79,109
Lone Star Technologies, Inc.†	1,592	105,120
Lufkin Industries, Inc.	765	42,978

Security Description	Shares	Value (Note 2)
Oil Field Machinery & Equipment (continued)
Metretek Technologies, Inc.†	139,414	$1,859,783
NATCO Group, Inc., Class A†	756	25,795
National-Oilwell Varco, Inc.†	10,435	811,739
T-3 Energy Services, Inc.†	78	1,569
		3,067,512
Oil Refining & Marketing — 0.1%
Alon USA Energy, Inc.	622	22,517
Crosstex Energy, Inc.	1,640	47,150
Giant Industries, Inc.†	757	57,267
Sulphco, Inc.†	1,798	6,149
Western Refining, Inc.	1,199	46,785
		179,868
Oil-Field Services — 0.4%
Allis-Chalmers Energy, Inc.†	1,397	22,003
Basic Energy Services, Inc.†	732	17,056
Cal Dive International, Inc.†	1,147	14,005
Hanover Compressor Co.†	5,289	117,680
Hercules Offshore, Inc.†	1,050	27,573
Hornbeck Offshore Services, Inc.†	1,193	34,179
MarkWest Hydrocarbon, Inc.	323	20,026
Matrix Service Co.†	1,255	25,389
Newpark Resources, Inc.†	4,622	32,585
Oil States International, Inc.†	2,561	82,182
RPC, Inc.	1,654	27,556
Superior Well Services, Inc.†	8,070	184,400
Trico Marine Services, Inc.†	613	22,840
Union Drilling, Inc.†	687	9,755
Universal Compression Holdings, Inc.†	1,559	105,513
W-H Energy Services, Inc.†	1,524	71,232
		813,974
Optical Supplies — 0.0%
Oakley, Inc.	1,287	25,920
Paper & Related Products — 0.2%
Bowater, Inc.	2,892	68,887
Buckeye Technologies, Inc.†	1,948	25,285
Caraustar Industries, Inc.†	1,503	9,439
Glatfelter	2,297	34,248
Longview Fibre Co.	3,401	83,767
Mercer International, Inc.†	1,500	17,940
Neenah Paper, Inc.	764	30,361
Potlatch Corp.	1,998	91,469
Rock-Tenn Co., Class A	1,745	57,934
Schweitzer-Mauduit International, Inc.	797	19,806
Wausau Paper Corp.	2,324	33,373
Xerium Technologies, Inc.†	1,020	8,180
		480,689
Patient Monitoring Equipment — 0.1%
Aspect Medical Systems, Inc.†	18,234	284,268
Visicu, Inc.†	356	2,777
		287,045
Pharmacy Services — 0.0%
HealthExtras, Inc.†	1,398	40,234
Physical Therapy/Rehabilation Centers — 0.3%
Psychiatric Solutions, Inc.†	2,738	110,369

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Physical Therapy/Rehabilation Centers (continued)
RehabCare Group, Inc.†	28,378	$450,359
		560,728
Physicians Practice Management — 0.1%
Healthways, Inc.†	1,785	83,449
Matria Healthcare, Inc.†	1,079	28,442
		111,891
Platinum — 0.0%
Stillwater Mining Co.†	2,135	27,093
Poultry — 0.4%
Pilgrim's Pride Corp.	22,793	756,499
Sanderson Farms, Inc.	878	32,539
		789,038
Power Converter/Supply Equipment — 0.2%
Advanced Energy Industries, Inc.†	1,817	38,230
Capstone Turbine Corp.†	7,482	7,931
Hubbell, Inc., Class B	6,700	323,208
Powell Industries, Inc.†	398	12,736
Power-One, Inc.†	3,618	20,695
Vicor Corp.	1,024	10,260
		413,060
Precious Metals — 0.0%
Coeur d'Alene Mines Corp.†	14,376	59,085
Printing-Commercial — 0.1%
Bowne & Co., Inc.	1,450	22,809
Cenveo, Inc.†	2,753	66,898
Consolidated Graphics, Inc.†	582	43,097
Valassis Communications, Inc.†	2,471	42,476
		175,280
Private Corrections — 0.0%
Cornell Cos., Inc.†	591	11,950
Geo Group, Inc.†	1,305	59,143
		71,093
Protection/Safety — 0.0%
Landauer, Inc.	469	23,675
Publishing-Books — 0.0%
Courier Corp.	518	20,238
Scholastic Corp.†	1,815	56,447
		76,685
Publishing-Newspapers — 0.1%
GateHouse Media, Inc.	812	16,484
Journal Register Co.	2,047	12,200
Lee Enterprises, Inc.	2,366	71,098
Sun-Times Media Group, Inc., Class A	3,415	16,938
		116,720
Publishing-Periodicals — 0.0%
Playboy Enterprises, Inc., Class B†	1,100	11,319
Primedia, Inc.†	10,269	27,316
Value Line, Inc.	70	3,346
		41,981
Quarrying — 0.0%
Compass Minerals International, Inc.	1,653	55,210

Security Description	Shares	Value (Note 2)
Racetracks — 0.0%
Churchill Downs, Inc.	452	$20,516
Dover Motorsports, Inc.	850	4,462
Magna Entertainment Corp., Class A†	2,068	7,528
Speedway Motorsports, Inc.	792	30,690
		63,196
Radio — 0.1%
Citadel Broadcasting Corp.†	1,908	18,145
Cox Radio, Inc., Class A†	2,336	31,886
Cumulus Media, Inc., Class A†	1,768	16,584
Emmis Communications Corp., Class A†	1,702	14,365
Entercom Communications Corp.	1,649	46,469
Radio One, Inc., Class D†	3,957	25,562
Salem Communications Corp., Class A†	519	6,488
Spanish Broadcasting System, Inc., Class A†	2,305	9,220
Westwood One, Inc.	3,629	24,931
		193,650
Real Estate Investment Trusts — 3.8%
Acadia Realty Trust	1,643	42,833
Affordable Residential Communities†	2,413	29,270
Agree Reality Corp.	399	13,622
Alexander's, Inc.†	104	42,817
Alexandria Real Estate Equities, Inc.	1,506	151,157
American Campus Communities, Inc.	1,181	35,772
American Financial Realty Trust	6,702	67,556
American Home Mtg. Investment Corp.	2,280	61,537
Anthracite Capital, Inc.	2,941	35,292
Anworth Mtg. Asset Corp.	2,348	22,940
Arbor Realty Trust, Inc.	615	18,721
Ashford Hospitality Trust, Inc.	3,108	37,110
BioMed Realty Trust, Inc.	25,274	664,706
Capital Lease Funding, Inc.	1,696	18,164
Capital Trust, Inc., Class A	577	26,294
CBRE Realty Finance, Inc.	523	6,919
Cedar Shopping Centers, Inc.	2,227	36,077
Corporate Office Properties Trust	1,896	86,609
Cousins Properties, Inc.	20,781	682,864
Crescent Real Estate Equities Co.	4,078	81,805
Crystal River Capital, Inc.	385	10,333
DCT Industrial Trust, Inc.	8,706	102,992
Deerfield Triarc Capital Corp.	2,672	40,053
DiamondRock Hospitality Co.	4,491	85,329
Digital Realty Trust, Inc.	1,648	65,755
Duke Realty Corp.	7,600	330,372
EastGroup Properties, Inc.	1,223	62,410
Education Realty Trust, Inc.	1,367	20,204
Entertainment Properties Trust	1,369	82,482
Equity Inns, Inc.	2,820	46,192
Equity Lifestyle Properties, Inc.	1,005	54,280
Equity One, Inc.	1,974	52,311
Extra Space Storage, Inc.	2,978	56,403
FelCor Lodging Trust, Inc.†	3,151	81,831
Fieldstone Investment Corp.	2,509	7,703
First Industrial Realty Trust, Inc.	2,316	104,915
First Potomac Reality Trust	1,241	35,455

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Franklin Street Properties Corp.	3,020	$57,924
Getty Realty Corp.	907	26,067
Glimcher Realty Trust	1,896	51,230
GMH Communities Trust	2,053	20,509
Gramercy Capital Corp.	965	29,606
Healthcare Realty Trust, Inc.	2,473	92,243
Hersha Hospitality Trust	2,104	24,785
Highland Hospitality Corp.	3,088	54,966
Highwoods Properties, Inc.	2,796	110,414
Home Properties, Inc.	1,785	94,266
HomeBanc Corp.	2,929	10,222
Impac Mtg. Holdings, Inc.	3,938	19,690
Inland Real Estate Corp.	3,498	64,153
Innkeepers USA Trust	2,365	38,502
Investors Real Estate Trust	2,385	25,257
Jer Investors Trust, Inc.	1,328	25,259
Kite Realty Group Trust	1,479	29,506
KKR Financial Corp.	4,158	114,054
LaSalle Hotel Properties	17,467	809,770
Lexington Corporate Properties Trust	3,538	74,758
Liberty Property Trust	7,000	341,040
LTC Properties, Inc.	1,216	31,507
Luminent Mtg. Capital, Inc.	2,464	22,028
Maguire Properties, Inc.	1,959	69,662
Medical Properties Trust, Inc.	2,545	37,386
MFA Mtg. Investments, Inc.	4,085	31,455
Mid-America Apartment Communities, Inc.	7,661	431,008
National Health Investors, Inc.	1,218	38,172
National Retail Properties, Inc.	2,995	72,449
Nationwide Health Properties, Inc.	4,607	144,015
Newcastle Investment Corp.	2,491	69,075
NorthStar Realty Finance Corp.	3,035	46,162
Novastar Financial, Inc.	1,913	9,565
Omega Healthcare Investors, Inc.	2,999	51,433
Parkway Properties, Inc.	784	40,964
Pennsylvania Real Estate Investment Trust	1,896	84,050
Post Properties, Inc.	2,220	101,521
PS Business Parks, Inc.	826	58,250
Quadra Realty Trust, Inc.†	862	11,240
RAIT Investment Trust	3,215	89,827
Ramco-Gershenson Properties Trust	870	31,068
Realty Income Corp.	5,165	145,653
Redwood Trust, Inc.	1,055	55,050
Republic Property Trust	1,334	15,328
Saul Centers, Inc.	567	32,262
Senior Housing Properties Trust	3,846	91,919
Sovran Self Storage, Inc.	1,042	57,737
Spirit Finance Corp.	5,562	82,874
Strategic Hotel Capital, Inc.	3,785	86,563
Sun Communities, Inc.	935	29,004
Sunstone Hotel Investors, Inc.	2,997	81,698
Tanger Factory Outlet Centers, Inc.	1,602	64,705
U-Store-It Trust	2,432	48,932
Universal Health Realty Income Trust	609	21,772
Urstadt Biddle Properties, Inc., Class A	1,093	21,379

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Washington Real Estate Investment Trust	2,328	$87,114
Winston Hotels, Inc.	1,528	22,966
Winthrop Realty Trust	2,016	13,326
		7,944,425
Real Estate Management/Services — 0.0%
HFF, Inc., Class A†	850	12,750
Housevalues, Inc.†	698	3,532
Tarragon Corp.†	698	7,238
		23,520
Real Estate Operations & Development — 0.2%
American Land Lease, Inc.	11,200	280,000
Avatar Holdings, Inc.†	300	21,432
California Coastal Communities, Inc.†	561	11,382
Consolidated-Tomoka Land Co.	293	22,107
Meruelo Maddux Properties, Inc.†	2,356	20,615
Resource Capital Corp.	277	4,471
		360,007
Recreational Centers — 0.1%
Bally Total Fitness Holding Corp.†(1)	1,902	1,160
Life Time Fitness, Inc.†	1,572	80,817
Town Sports International Holdings, Inc.†	475	10,355
		92,332
Recreational Vehicles — 0.1%
Arctic Cat, Inc.	629	12,259
Polaris Industries, Inc.	1,832	87,900
		100,159
Recycling — 0.0%
Metal Management, Inc.	1,348	62,278
Rental Auto/Equipment — 0.1%
Aaron Rents, Inc.	2,264	59,860
Dollar Thrifty Automotive Group, Inc.†	1,275	65,076
Electro Rent Corp.†	985	14,184
H&E Equipment Services, Inc.†	593	12,750
McGrath Rentcorp	1,139	36,072
Rent-A-Center, Inc.†	3,592	100,504
		288,446
Research & Development — 0.6%
Albany Molecular Research, Inc.†	1,315	12,953
Exponent, Inc.†	768	15,321
Kendle International, Inc.†	635	22,555
Parexel International Corp.†	1,401	50,394
Pharmaceutical Product Development, Inc.	32,800	1,105,032
PharmaNet Development Group, Inc.†	939	24,414
PRA International†	966	20,827
Senomyx, Inc.†	1,542	19,090
		1,270,586
Resorts/Theme Parks — 0.1%
Bluegreen Corp.†	1,080	12,193
Great Wolf Resorts, Inc.†	1,388	18,363
Six Flags, Inc.†	3,678	22,105

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Resorts/Theme Parks (continued)
Vail Resorts, Inc.†	1,566	$85,081
		137,742
Retail-Apparel/Shoe — 2.4%
Aeropostale, Inc.†	2,820	113,449
Bebe Stores, Inc.	1,222	21,238
Brown Shoe Co., Inc.	1,466	61,572
Buckle, Inc.	17,450	622,965
Cache, Inc.†	633	11,236
Casual Male Retail Group, Inc.†	1,933	22,867
Cato Corp., Class A	29,490	689,771
Charlotte Russe Holding, Inc.†	880	25,406
Charming Shoppes, Inc.†	6,330	81,973
Christopher & Banks Corp.	1,891	36,818
Deb Shops, Inc.	16,278	440,808
dELiA*s, Inc.†	1,249	11,466
Dress Barn, Inc.†	2,379	49,507
DSW, Inc., Class A†	838	35,372
Genesco, Inc.†	1,204	50,002
Hot Topic, Inc.†	2,263	25,119
J Crew Group, Inc.†	1,119	44,950
Jos. A. Bank Clothiers, Inc.†	931	32,911
Kenneth Cole Productions, Inc. Class A	474	12,168
Men's Wearhouse, Inc.	2,464	115,931
New York & Co., Inc.†	1,106	17,464
Pacific Sunwear of California, Inc.†	3,766	78,446
Payless ShoeSource, Inc.†	3,443	114,308
Shoe Carnival, Inc.†	433	14,419
Stage Stores, Inc.†	2,254	52,541
Stein Mart, Inc.	1,356	22,130
Syms Corp.†	337	6,285
Talbots, Inc.	1,170	27,635
The Children's Place Retail Stores, Inc.†	22,869	1,275,175
The Finish Line, Inc., Class A	2,202	27,745
Tween Brands, Inc.†	20,238	722,901
Under Armour, Inc., Class A†	1,075	55,148
Wet Seal, Inc., Class A†	4,030	26,397
		4,946,123
Retail-Appliances — 0.0%
Conn's, Inc.†	403	9,974
Retail-Arts & Crafts — 0.0%
A.C. Moore Arts & Crafts, Inc.†	805	17,179
Retail-Auto Parts — 0.1%
CSK Auto Corp.†	2,270	39,044
PEP Boys-Manny Moe & Jack	2,805	53,547
		92,591
Retail-Automobile — 0.3%
America's Car-Mart, Inc.†	477	6,373
Asbury Automotive Group, Inc.†	634	17,911
Group 1 Automotive, Inc.	1,285	51,104
Lithia Motors, Inc., Class A	18,919	518,570
Rush Enterprises, Inc.†	1,128	21,669
Sonic Automotive, Inc.	1,559	44,431
		660,058

Security Description	Shares	Value (Note 2)
Retail-Bedding — 0.0%
Select Comfort Corp.†	2,584	$45,995
Retail-Bookstore — 0.0%
Books-A-Million, Inc.	733	10,438
Borders Group, Inc.	3,073	62,751
		73,189
Retail-Catalog Shopping — 0.3%
Coldwater Creek, Inc.†	33,600	681,408
Retail-Computer Equipment — 0.0%
Insight Enterprises, Inc.†	2,496	44,878
Systemax, Inc.†	499	9,346
		54,224
Retail-Convenience Store — 0.3%
Casey's General Stores, Inc.	23,104	577,831
Susser Holdings Corp.†	397	6,888
The Pantry, Inc.†	1,173	53,043
		637,762
Retail-Discount — 0.1%
99 Cents Only Stores†	2,446	36,030
Big Lots, Inc.†	5,841	182,706
Citi Trends, Inc.†	326	13,933
Fred's, Inc.	2,064	30,341
Tuesday Morning Corp.	1,559	23,136
		286,146
Retail-Drug Store — 0.0%
Longs Drug Stores Corp.	1,646	84,999
Retail-Fabric Store — 0.0%
Jo-Ann Stores, Inc.†	1,244	33,899
Retail-Hair Salons — 0.1%
Regis Corp.	2,362	95,354
Retail-Home Furnishings — 0.0%
Cost Plus, Inc.†	1,141	11,410
Haverty Furniture Cos., Inc.	1,165	16,310
Pier 1 Imports, Inc.	4,504	31,123
Restoration Hardware, Inc.†	1,529	10,030
		68,873
Retail-Hypermarkets — 0.0%
Smart & Final, Inc.†	715	15,566
Retail-Jewelry — 0.1%
Movado Group, Inc.	915	26,947
Zale Corp.†	2,477	65,343
		92,290
Retail-Leisure Products — 0.4%
MarineMax, Inc.†	852	19,749
West Marine, Inc.†	48,361	880,654
		900,403
Retail-Misc./Diversified — 0.0%
Pricesmart, Inc.	411	6,313
Retail-Music Store — 0.0%
Guitar Center, Inc.†	1,514	68,312
Retail-Office Supplies — 0.0%
School Specialty, Inc.†	1,093	39,468
Retail-Pawn Shops — 0.1%
Cash America International, Inc.	1,531	62,771

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Retail-Pawn Shops (continued)
Ezcorp, Inc., Class A†	1,836	$27,044
First Cash Financial Services, Inc.†	1,440	32,083
		121,898
Retail-Petroleum Products — 0.7%
World Fuel Services Corp.	30,723	1,421,246
Retail-Regional Department Stores — 0.3%
Bon-Ton Stores, Inc.	344	19,346
Dillard's, Inc., Class A	17,400	569,502
Retail Ventures, Inc.†	1,096	23,071
		611,919
Retail-Restaurants — 1.1%
AFC Enterprises, Inc.†	1,328	26,626
Applebee's International, Inc.	3,842	95,205
BJ's Restaurants, Inc.†	813	17,179
Bob Evans Farms, Inc.	1,855	68,542
Buffalo Wild Wings, Inc.†	377	24,015
California Pizza Kitchen, Inc.†	1,025	33,712
Carrols Restaurant Group, Inc.†	517	7,502
CBRL Group, Inc.	1,350	62,505
CEC Entertainment, Inc.†	1,722	71,532
Chipotle Mexican Grill, Inc., Class B†	1,263	72,496
CKE Restaurants, Inc.	3,532	66,614
Cosi, Inc.†	1,777	9,916
Denny's Corp.†	4,759	23,319
Domino's Pizza, Inc.	1,961	63,674
IHOP Corp.	950	55,717
Jack in the Box, Inc.†	1,829	126,439
Krispy Kreme Doughnuts, Inc.†	2,829	28,827
Landry's Restaurants, Inc.	847	25,071
Luby's, Inc.†	1,107	10,815
Mccormick & Schmick's Seafood Restaurants, Inc.†	616	16,515
Morton's Restaurant Group, Inc.†	518	9,215
O'Charley's, Inc.†	42,095	812,013
Papa John's International, Inc.†	1,158	34,045
PF Chang's China Bistro, Inc.†	1,372	57,459
Rare Hospitality International, Inc.†	1,577	47,452
Red Robin Gourmet Burgers, Inc.†	857	33,269
Ruby Tuesday, Inc.	3,053	87,316
Ruth's Chris Steak House, Inc.†	896	18,243
Sonic Corp†	3,596	80,119
Texas Roadhouse, Inc., Class A†	2,697	38,432
The Steak n Shake Co.†	1,457	24,434
Triarc Cos., Inc. Class B	3,350	57,586
		2,205,804
Retail-Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	1,174	30,430
Cabela's Inc., Class A†	1,656	41,085
Hibbett Sports, Inc.†	1,657	47,374
Zumiez, Inc.†	746	29,930
		148,819
Retail-Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†	761	20,905
Retail-Video Rentals — 0.0%
Blockbuster, Inc., Class A†	9,862	63,511

Security Description	Shares	Value (Note 2)
Retirement/Aged Care — 0.1%
Capital Senior Living Corp.†	1,146	$13,305
Emeritus Corp.†	256	8,640
Five Star Quality Care, Inc.†	1,632	16,777
Sunrise Senior Living, Inc.†	2,297	90,777
		129,499
Rubber-Tires — 0.5%
Bandag, Inc.	581	29,451
Cooper Tire & Rubber Co.	60,273	1,102,393
		1,131,844
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	1,378	25,741
PW Eagle, Inc.	544	17,974
		43,715
Satellite Telecom — 0.0%
Globalstar, Inc.†	988	10,473
Loral Space & Communications, Inc.†	588	29,917
		40,390
Savings & Loans/Thrifts — 0.6%
Abington Community Bancorp, Inc.	360	7,150
Anchor BanCorp Wisconsin, Inc.	1,010	28,633
BankAtlantic Bancorp, Inc. Class A	2,447	26,819
BankUnited Financial Corp. Class A	1,614	34,233
Berkshire Hills Bancorp, Inc.	446	15,008
BFC Financial Corp., Class A†	841	3,700
Brookline Bancorp, Inc.	3,187	40,379
Citizens First Bancorp, Inc.	436	9,932
Clifton Savings Bancorp, Inc.	690	8,239
Dime Community Bancshares	1,293	17,106
Downey Financial Corp.	1,088	70,219
First Financial Holdings, Inc.	622	21,521
First Niagara Financial Group, Inc.	5,750	79,982
First Place Financial Corp.	902	19,348
FirstFed Financial Corp.†	859	48,817
Flagstar Bancorp, Inc.	2,100	25,095
Flushing Financial Corp.	990	16,068
Franklin Bank Corp.†	1,211	21,641
Home Federal Bancorp, Inc.	322	5,001
Horizon Financial Corp.	640	14,131
Investors Bancorp, Inc.†	2,749	39,696
ITLA Capital Corp.†	287	14,930
Kearny Financial Corp.	1,129	16,235
KNBT Bancorp, Inc.	1,498	22,081
MAF Bancorp, Inc.	1,741	71,973
NASB Financial, Inc.	205	7,138
NewAlliance Bancshares, Inc.	5,888	95,444
Northwest Bancorp, Inc.	966	26,169
OceanFirst Financial Corp.	451	7,825
Oritani Financial Corp.†	629	9,435
Partners Trust Financial Group, Inc.	2,327	26,598
PennFed Financial Services, Inc.	488	10,575
PFF BanCorp., Inc.	1,267	38,428
Provident Financial Services, Inc.	3,328	58,074
Provident New York Bancorp, Inc.	2,199	31,116
Rockville Financial, Inc.†	452	6,794
Roma Financial Corp.†	516	7,998
Sterling Financial Corp.†	2,536	79,098

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Savings & Loans/Thrifts (continued)
TierOne Corp.	936	$25,309
United Community Financial Corp.	1,403	15,503
ViewPoint Financial Group	603	10,462
Wauwatosa Holdings, Inc.†	553	9,666
Westfield Financial, Inc.	652	6,989
Willow Grove Bancorp, Inc.	809	10,436
WSFS Financial Corp.	306	19,731
		1,180,725
Schools — 0.1%
Capella Education Co.†	191	6,406
Corinthian Colleges, Inc.†	4,456	61,270
DeVry, Inc.	3,154	92,570
Educate, Inc.†	914	7,001
Lincoln Educational Services Corp.†	235	3,340
Strayer Education, Inc.	742	92,750
Universal Technical Institute, Inc.†	1,186	27,373
		290,710
School-Day Care — 0.0%
Bright Horizons Family Solutions, Inc.†	1,349	50,925
Seismic Data Collection — 0.3%
Dawson Geophysical Co.†	389	19,267
Input/Output, Inc.†	49,545	682,730
		701,997
Semiconductor Equipment — 1.9%
Asyst Technologies, Inc.†	2,506	17,617
ATMI, Inc.†	1,806	55,209
Axcelis Technologies, Inc.†	5,223	39,904
Brooks Automation, Inc.†	3,861	66,216
Cabot Microelectronics Corp.†	8,052	269,823
Cohu, Inc.	1,166	21,921
Credence Systems Corp.†	5,167	17,103
Entegris, Inc.†	65,117	696,752
FormFactor, Inc.†	2,368	105,968
Kulicke and Soffa Industries, Inc.†	91,734	848,539
LTX Corp.†	3,191	19,529
Mattson Technology, Inc.†	2,726	24,807
MKS Instruments, Inc.†	1,882	48,029
Nextest Systems Corp.†	312	4,368
Photronics, Inc.†	2,128	33,090
Rudolph Technologies, Inc.†	29,284	510,713
Semitool, Inc.†	1,136	14,768
Tessera Technologies, Inc.†	2,388	94,899
Ultratech, Inc.†	1,237	16,836
Varian Semiconductor Equipment Associates, Inc.†	2,961	158,058
Veeco Instruments, Inc.†	1,565	30,517
Verigy, Ltd.†	40,200	943,494
		4,038,160
Semiconductors Components- Intergrated Circuits — 0.8%
Anadigics, Inc.†	2,585	30,555
Cirrus Logic, Inc.†	4,520	34,623
Emulex Corp.†	4,362	79,781
Exar Corp.†	48,115	637,043

Security Description	Shares	Value (Note 2)
Semiconductors Components- Intergrated Circuits (continued)
Genesis Microchip, Inc.†	1,835	$17,047
Hitte Microwave Corp.†	672	26,994
Integrated Device Technology, Inc.†	52,200	804,924
Micrel, Inc.†	3,524	38,835
Pericom Semiconductor Corp.†	1,362	13,320
Standard Microsystems Corp.†	1,147	35,029
Techwell, Inc.†	291	3,629
TriQuint Semiconductor, Inc.†	7,225	36,125
		1,757,905
Software Tools — 0.0%
Altiris, Inc.†	1,211	39,854
Borland Software Corp.†	3,763	19,831
		59,685
Specified Purpose Acquisitions — 0.0%
Freedom Acquisition Holding Inc†	2,731	25,863
Information Services Group Inc†	1,673	12,514
NTR Acquisition Co†	1,270	11,595
Star Maritime Acquisition Corp.†	956	9,799
		59,771
Steel Pipe & Tube — 0.1%
Mueller Water Products, Inc., Class A	5,734	79,187
Valmont Industries, Inc.	935	54,071
		133,258
Steel-Producers — 0.2%
AK Steel Holding Corp.†	5,690	133,089
Chaparral Steel Co.	2,382	138,561
Claymont Steel, Inc.†	450	8,969
Olympic Steel, Inc.	433	13,419
Ryerson, Inc.	1,354	53,645
Schnitzer Steel Industries, Inc, Class A.	1,168	46,919
Shiloh Industries, Inc.	250	2,820
Steel Technologies, Inc.	590	17,452
Wheeling-Pittsburgh Corp.†	557	13,195
		428,069
Storage/Warehousing — 0.0%
Mobile Mini, Inc.†	1,823	48,820
Sugar — 0.0%
Imperial Sugar Co.	585	19,615
Superconductor Product & Systems — 0.0%
American Superconductor Corp.†	1,795	24,179
Telecom Equipment-Fiber Optics — 0.1%
Avanex Corp.†	8,502	15,219
C-COR, Inc.†	2,482	34,400
Finisar Corp.†	11,746	41,111
Harmonic, Inc.†	4,084	40,105
MRV Communications, Inc.†	6,463	22,944
Newport Corp.†	2,101	34,393
Oplink Communications, Inc.†	845	15,185
Optical Communication Products, Inc.†	978	1,310
Sycamore Networks, Inc.†	9,530	35,642
		240,309
Telecom Services — 1.5%
Advanced Radio Telecom Corp.†(1)(2)	200	0

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Telecom Services (continued)
Allot Communications, Ltd.†	108,100	$989,115
Cbeyond, Inc.†	852	24,989
Consolidated Commerce Holdings, Inc.	1,053	20,944
Eschelon Telecom, Inc.†	483	13,959
Fairpoint Communications, Inc.	1,423	27,336
FiberTower Corp.†	6,103	31,675
Harris Stratex Networks, Inc.†	1,243	23,853
Iowa Telecommunications Services, Inc.	1,616	32,320
Lightbridge, Inc.†	1,422	24,984
MasTec, Inc.†	2,080	22,901
NeuStar Inc., Class A†	53,800	1,530,072
NTELOS Holdings Corp.†	780	14,992
Orbcomm, Inc.†	494	6,298
PAETEC Holding Corp.†	3,209	33,630
Premiere Global Services, Inc.†	3,737	41,929
RCN Corp.†	1,508	38,529
SAVVIS, Inc.†	1,690	80,917
Time Warner Telecom, Inc., Class A†	7,345	152,556
USA Mobility, Inc.†	1,406	28,022
Vonage Holdings Corp.†	1,619	5,586
		3,144,607
Telecommunication Equipment — 1.0%
ADTRAN, Inc.	3,360	81,816
Anaren, Inc.†	889	15,655
Andrew Corp.†	8,256	87,431
Arris Group, Inc.†	5,530	77,862
CommScope, Inc.†	3,001	128,743
Comtech Telecommunications Corp.†	1,181	45,740
CPI International, Inc.†	365	7,015
Ditech Networks, Inc.†	1,672	13,577
North Pittsburgh Systems, Inc.	776	16,894
OpNext, Inc.†	1,005	14,864
Optium Corp.†	315	6,114
Plantronics, Inc.	18,432	435,364
Sirenza Microdevices, Inc.†	95,753	825,391
Sonus Networks, Inc.†	13,060	105,394
Symmetricom, Inc.†	2,376	19,721
Tekelec†	3,001	44,745
UTStarcom, Inc.†	6,249	51,804
		1,978,130
Telephone-Integrated — 0.1%
Alaska Communications Systems Group, Inc.	2,170	32,008
Atlantic Tele-Network, Inc.	330	8,623
Cincinnati Bell, Inc.†	12,772	60,028
CT Communications, Inc.	994	23,955
General Communication, Inc., Class A†	2,766	38,724
Golden Telecom, Inc.	1,129	62,524
IDT Corp., Class B†	2,327	26,411
Shenandoah Telecom Co.	399	18,789
SureWest Communications	757	18,827
		289,889
Television — 0.0%
Lin TV Corp., Class A†	1,428	22,705

Security Description	Shares	Value (Note 2)
Television (continued)
Sinclair Broadcast Group, Inc., Class A	2,354	$36,370
		59,075
Textile-Apparel — 0.0%
Cherokee, Inc.	401	17,267
Perry Ellis International, Inc.†	564	18,042
		35,309
Theaters — 0.0%
Carmike Cinemas, Inc.	637	14,778
National CineMedia, Inc.†	2,172	57,993
		72,771
Therapeutics — 0.4%
Alnylam Pharmaceuticals, Inc.†	1,914	34,452
Altus Pharmaceuticals, Inc.†	413	6,286
Anadys Pharmaceuticals, Inc.†	1,472	5,844
AtheroGenics, Inc.†	2,039	5,730
AVANIR Pharmaceuticals, Class A†	2,046	2,496
AVI BioPharma, Inc.†	2,596	6,957
Bioenvision, Inc.†	1,863	7,620
BioMarin Pharmaceutical, Inc.†	4,726	81,571
CV Therapeutics, Inc.†	3,062	24,098
Cypress Bioscience, Inc.†	1,657	12,593
Dendreon Corp.†	4,228	54,668
Genta, Inc.†	9,489	2,942
Isis Pharmaceuticals, Inc.†	4,266	39,546
Mannkind Corp.†	1,713	24,496
Medarex, Inc.†	6,320	81,781
Medicines Co.†	2,592	65,007
MGI Pharma, Inc.†	4,040	90,779
Nabi Biopharmaceuticals†	3,103	16,477
Neurocrine Biosciences, Inc.†	1,951	24,387
NPS Pharmaceuticals, Inc.†	2,388	8,095
Nuvelo, Inc.†	2,679	9,859
Onyx Pharmaceuticals, Inc.†	2,410	59,864
Progenics Pharmaceuticals, Inc.†	1,152	27,279
Renovis, Inc.†	1,125	3,938
Tanox, Inc.†	1,269	23,806
Trimeris, Inc.†	914	6,288
Trubion Pharmaceuticals, Inc.†	229	4,509
United Therapeutics Corp.†	1,111	59,750
		791,118
Tobacco — 0.1%
Alliance One International, Inc.†	4,892	45,153
Universal Corp.	1,331	81,657
Vector Group, Ltd.	2,042	38,206
		165,016
Tools-Hand Held — 0.2%
Snap-on, Inc.	10,500	505,050
Toys — 0.1%
JAKKS Pacific, Inc.†	1,424	34,034
Leapfrog Enterprises, Inc.†	1,760	18,832
Marvel Entertainment, Inc.†	2,436	67,599
		120,465
Transactional Software — 0.7%
Bottomline Technologies, Inc.†	1,061	11,565
Innerworkings, Inc.†	591	6,974

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Transactional Software (continued)
Synchronoss Technologies, Inc.†	421	$7,325
Transaction Systems Architects, Inc.†	45,634	1,478,085
		1,503,949
Transport-Air Freight — 0.1%
ABX Air, Inc.†	3,013	20,639
Atlas Air Worldwide Holdings, Inc.†	1,096	57,792
EGL, Inc.†	1,627	64,478
		142,909
Transport-Equipment & Leasng — 0.0%
AMERCO†	531	37,165
Greenbrier Companies, Inc.	700	18,690
Interpool, Inc.	619	15,116
TAL International Group, Inc.	835	20,040
		91,011
Transport-Marine — 0.4%
American Commercial Lines, Inc.†	3,182	100,074
Gulfmark Offshore, Inc.†	906	39,547
Horizon Lines, Inc. Class A	739	24,254
Kirby Corp.†	21,600	755,568
		919,443
Transport-Rail — 0.1%
Florida East Coast Industries, Inc.	1,821	114,158
Genesee & Wyoming, Inc., Class A†	1,870	49,761
		163,919
Transport-Services — 0.3%
Bristow Group, Inc.†	1,208	44,032
Dynamex, Inc.†	573	14,577
Hub Group, Inc., Class A†	2,069	59,980
Pacer International, Inc.	1,942	52,318
PHI, Inc.†	709	19,186
SIRVA, Inc.†	2,564	9,153
Universal Truckload Services, Inc.†	307	7,432
UTI Worldwide, Inc.	13,900	341,662
		548,340
Transport-Truck — 0.5%
Arkansas Best Corp.	1,307	46,464
Celadon Group, Inc.†	1,187	19,823
Forward Air Corp.	24,728	813,057
Heartland Express, Inc.	3,131	49,720
Knight Transportation, Inc.	2,960	52,747
Marten Transport, Ltd.†	791	12,561
Old Dominion Freight Lines, Inc.†	1,463	42,149
P.A.M. Transportation Services, Inc.†	275	5,671
Patriot Transportation Holding, Inc.†	81	7,258
Quality Distribution, Inc.†	440	3,806
Saia, Inc.†	758	18,002
U.S. Xpress Enterprises, Inc., Class A†	477	8,233
USA Truck, Inc.†	448	6,962
Werner Enterprises, Inc.	2,504	45,498
		1,131,951
Travel Services — 0.0%
Ambassadors Group, Inc.	1,002	33,306
Ambassadors International, Inc.	370	17,072
		50,378

Security Description	Shares	Value (Note 2)
Ultra Sound Imaging Systems — 0.0%
SonoSite, Inc.†	843	$23,823
Veterinary Diagnostics — 0.0%
Animal Health International, Inc.†	610	7,375
Veterinary Products — 0.0%
PetMed Express, Inc.†	971	11,506
Vitamins & Nutrition Products — 0.1%
Mannatech, Inc.	847	13,603
NBTY, Inc.†	2,854	151,376
Tiens Biotech Group USA, Inc.†	180	814
USANA Health Sciences, Inc.†	485	22,732
		188,525
Water — 0.1%
American States Water Co.	875	32,261
California Water Service Group	988	37,860
PICO Holdings, Inc.†	654	27,932
SJW Corp.	778	31,494
Southwest Water Co.	1,236	17,823
		147,370
Water Treatment Systems — 0.0%
Basin Water, Inc.†	326	2,240
Web Hosting/Design — 0.1%
eCollege.com, Inc.†	936	16,801
Equinix, Inc.†	1,480	126,732
NIC, Inc.†	1,980	10,613
Terremark Worldwide, Inc.†	2,025	16,322
		170,468
Web Portals/ISP — 0.1%
EarthLink, Inc.†	6,315	46,415
Sohu.com, Inc.†	1,345	28,823
Trizetto Group, Inc.†	2,338	46,784
United Online, Inc.	3,320	46,580
		168,602
Wire & Cable Products — 0.2%
Belden CDT, Inc.	2,200	117,898
Encore Wire Corp.†	1,211	30,663
General Cable Corp.†	2,614	139,666
Insteel Industries, Inc.	720	12,089
Superior Essex, Inc.†	1,041	36,091
		336,407
Wireless Equipment — 0.6%
Audiovox Corp., Class A†	856	12,609
Calamp Corp.†	1,202	10,373
Carrier Access Corp.†	1,075	5,493
EMS Technologies, Inc.†	784	15,108
ID Systems, Inc.†	573	6,893
Interdigital Communications Corp.†	2,675	84,717
Novatel Wireless, Inc.†	1,523	24,429
Powerwave Technologies, Inc.†	6,727	38,277
Radyne Corp.†	113,229	1,032,648
RF Micro Devices, Inc.†	9,899	61,671
ViaSat, Inc.†	1,208	39,828
Wireless Facilities, Inc.†	2,952	3,838
		1,335,884

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCK (continued)
Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	276	$4,071
X-Ray Equipment — 0.1%
Hologic, Inc.†	2,726	157,126
Total Common Stock (cost $175,394,598)		192,268,242
WARRANTS — 0.0%†
Enterprise Software/Service — 0.0%
MicroStrategy, Inc., Class A Expires 06/24/2007 (strike price $400)— (cost $0)	18	2
EXCHANGE TRADED FUNDS — 1.3%
Index Fund-Small Cap — 1.0%
iShares Russell 2000 Index Fund	24,500	1,947,995
Registered Investment Company — 0.3%
iShares Nasdaq Biotechnology Index Fund†	9,100	689,598
Total Exchange Traded Funds (cost $2,602,316)		2,637,593
CORPORATE BONDS & NOTES — 0.0%
Metal Processors & Fabrication — 0.0%
Mueller Industries, Inc. Sub. Notes 6.00% due 11/01/14 (cost $9,000)	$9,000	8,483
Total Long-Term Investment Securities (cost $178,005,914)		194,914,320
SHORT-TERM INVESTMENT SECURITIES — 0.6%
U.S. Government Agencies — 0.5%
Federal Home Loan Bank Disc Notes 4.97% due 04/02/07	1,100,000	1,099,848
U.S. Government Treasuries — 0.1%
United States Treasury Bills 4.88% due 06/14/07(3)	170,000	168,314
Total Short-Term Investment Securities (cost $1,268,143)		1,268,162
REPURCHASE AGREEMENTS — 6.0%
Agreement with State Street Bank & Trust Co., bearing interest at 3.65%, dated 03/31/07, to be repurchased 04/02/07 in the amount of $148,045 and collateralized by $110,000 of United States Treasury Bonds, bearing interest at 8.88%, due 02/15/19 and having an approximate value of $151,688	148,000	148,000

Security Description	Principal Amount	Value (Note 2)
Agreement with State Street Bank & Trust Co., bearing interest at 3.30%, dated 03/31/07, to be repurchased 04/02/07 in the amount of $5,070,267 and collateralized by $5,265,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 5.20%, due 03/15/19 and having an approximate value of $5,172,863	$5,069,000	$5,069,000
State Street Bank & Trust Co. Joint Repurchase Agreement(4)	7,445,000	7,445,000
Total Repurchase Agreements (cost $12,662,000)		12,662,000
TOTAL INVESTMENTS (cost $191,860,591)(5)	99.8%	208,844,482
Other assets less liabilities	0.2	371,318
NET ASSETS	100.0%	$209,215,800

†  Non-income producing security

(1)  Fair valued security; See Note 2

(2)  Illiquid security

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(4)  See Note 2 for details of Joint Repurchase Agreement

(5)  See Note 3 for cost of investments on a tax basis

(6)  To the extent permitted by the Statement of Additional Information, the Small Cap Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2007, the Small Cap Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
iPCS, Inc.	06/30/2006	581	$28,182
	09/14/2006	63	3,268
	09/21/2006	30	1,575
	09/28/2006	16	850
	10/10/2006	24	1,304
	10/16/2006	38	2,079
	10/30/2006	35	1,889
	12/15/2006	64	3,332
	02/15/2007	13	691
		864	$43,170	$42,327	49	0.0%

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of March 31, 2007	Unrealized Appreciation (Depreciation)
3	Long	Russell 2000 Index	June 2007	$1,164,398	$1,212,000	$47,602

See Notes to Financials Statements

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — March 31, 2007 (unaudited)

Industry Allocation*
Banks-Commercial	13.0%
Medical-Drugs	6.0
Insurance-Multi-line	2.9
Oil Companies-Integrated	2.8
Food-Misc.	2.7
Food-Retail	2.6
Electric-Integrated	2.5
Telephone-Integrated	2.3
Finance-Investment Banker/Broker	2.2
Telecom Services	2.1
Cellular Telecom	2.0
Insurance-Life/Health	2.0
Auto-Cars/Light Trucks	1.8
Tobacco	1.8
Building Products-Cement	1.6
Real Estate Operations & Development	1.5
Engineering/R&D Services	1.4
Chemicals-Diversified	1.3
Oil-Field Services	1.3
Aerospace/Defense	1.2
Oil Companies-Exploration & Production	1.2
Soap & Cleaning Preparation	1.2
Brewery	1.1
Index Fund	1.1
Investment Management/Advisor Services	1.1
Diversified Minerals	1.0
Steel-Producers	1.0
U.S. Government Agencies	1.0
Building-Heavy Construction	0.9
Distribution/Wholesale	0.9
Electronic Components-Misc.	0.9
Insurance-Property/Casualty	0.9
Advertising Services	0.8
Diversified Manufactured Operations	0.8
Entertainment Software	0.8
Machinery-Electrical	0.8
Metal-Aluminum	0.8
Repurchase Agreements	0.8
Transport-Services	0.8
Building & Construction-Misc.	0.7
Dialysis Centers	0.7
Diversified Operations	0.7
Electronic Components-Semiconductors	0.7
Import/Export	0.7
Machinery-General Industrial	0.7
Medical-Generic Drugs	0.7
Office Automation & Equipment	0.7
Banks-Mortgage	0.6
Multimedia	0.6
Paper & Related Products	0.6
Transport-Rail	0.6
Building-Residential/Commerical	0.5
Computer Services	0.5
Electric-Generation	0.5
Finance-Credit Card	0.5
Finance-Leasing Companies	0.5
Public Thoroughfares	0.5
Publishing-Books	0.5
Real Estate Management/Services	0.5
Retail-Consumer Electronics	0.5

Aerospace/Defense-Equipment	0.4%
Diversified Financial Services	0.4
Enterprise Software/Service	0.4
Gambling (Non-Hotel)	0.4
Human Resources	0.4
Insurance-Reinsurance	0.4
Metal Processors & Fabrication	0.4
Metal-Iron	0.4
Retail-Discount	0.4
Retail-Drug Store	0.4
Retail-Misc./Diversified	0.4
Retail-Pubs	0.4
Retail-Sporting Goods	0.4
Water	0.4
Wireless Equipment	0.4
Applications Software	0.3
Audio/Video Products	0.3
Cable TV	0.3
Computer Software	0.3
Machine Tools & Related Products	0.3
Semiconductors Components-Intergrated Circuits	0.3
Time Deposits	0.3
Transport-Truck	0.3
Airlines	0.2
Beverages-Wine/Spirits	0.2
Building & Construction Products-Misc.	0.2
Cosmetics & Toiletries	0.2
Electric Products-Misc.	0.2
Finance-Other Services	0.2
Gas-Distribution	0.2
Metal-Diversified	0.2
Agricultural Chemicals	0.1
Apparel Manufacturers	0.1
Athletic Footwear	0.1
Auto-Heavy Duty Trucks	0.1
Auto/Truck Parts & Equipment-Original	0.1
Chemicals-Specialty	0.1
Computers-Integrated Systems	0.1
Diversified Operations/Commerical Services	0.1
Electric-Distribution	0.1
Electronic Measurement Instruments	0.1
Finance-Consumer Loans	0.1
Food-Catering	0.1
Hotels/Motels	0.1
Industrial Gases	0.1
Machinery-Construction & Mining	0.1
Medical Products	0.1
Oil Refining & Marketing	0.1
Photo Equipment & Supplies	0.1
Power Converter/Supply Equipment	0.1
Printing-Commercial	0.1
Property Trust	0.1
Publishing-Newspapers	0.1
Real Estate Investment Trusts	0.1
Retail-Apparel/Shoe	0.1
Retail-Jewelry	0.1
Retail-Major Department Stores	0.1
Rubber-Tires	0.1
Semiconductor Equipment	0.1
Telecommunication Equipment	0.1

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — March 31, 2007 (unaudited) (continued)

Industry Allocation*
Television	0.1%
Textile-Products	0.1
Toys	0.1
Transport-Marine	0.1
U.S. Government Treasuries	0.1
Wire & Cable Products	0.1
98.9%
Country Allocation*
United Kingdom	21.2%
Japan	16.9
Germany	10.5
France	8.2
Switzerland	5.4
Netherlands	3.7
Spain	3.5
United States	3.2
Australia	2.4
Italy	2.3
Greece	2.0
Belgium	1.8
Sweden	1.6
Norway	1.5
South Korea	1.5
Canada	1.3
Brazil	1.2
Hong Kong	1.1
Russia	1.0
Cayman Islands	0.7
Ireland	0.7
Israel	0.7
South Africa	0.7
Taiwan	0.6
Bermuda	0.5
Cyprus	0.5
Czech Republic	0.5
Finland	0.5
Kazakhstan	0.5
Egypt	0.4
India	0.4
Indonesia	0.4
Denmark	0.3
Mexico	0.3
Singapore	0.3
Turkey	0.3
Austria	0.2
Portugal	0.1
98.9%

*  Calculated as a percentage of net assets

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007

Security Description	Shares	Value (Note 2)
COMMON STOCK — 95.0%
Australia — 2.4%
ABC Learning Centers, Ltd.	3,082	$18,154
AGL Energy, Ltd.	3,671	47,909
Alinta, Ltd.	4,370	51,339
Alumina, Ltd.	239,865	1,418,687
Amcor, Ltd.	7,620	46,548
AMP, Ltd.	16,959	142,567
Ansell, Ltd.	1,208	11,338
APN News & Media, Ltd.	2,142	10,191
Aristocrat Leisure, Ltd.	3,164	41,984
ASX, Ltd.	1,483	52,795
Australia and New Zealand Banking Group, Ltd.	16,502	396,547
Axa Asia Pacific Holdings, Ltd.	7,678	44,853
Babcock & Brown, Ltd.	2,046	45,474
BHP Billiton, Ltd.	31,642	765,230
Billabong International, Ltd.	1,417	19,146
BlueScope Steel, Ltd.	6,494	55,170
Boral, Ltd.	5,204	34,695
Brambles, Ltd.	14,055	154,772
Caltex Australia, Ltd.	1,192	23,012
Centro Properties Group	7,146	50,360
CFS Retail Property Trust	10,521	18,898
Challenger Financial Services Group, Ltd.	3,052	11,779
Coca-Cola Amatil, Ltd.	4,421	31,478
Cochlear, Ltd.	486	25,449
Coles Myer, Ltd.	10,183	133,885
Commonwealth Bank of Australia	11,609	472,084
Commonwealth Property Office Fund	7,158	7,934
Computershare, Ltd.	4,037	35,440
CSL, Ltd.	1,650	109,965
CSR, Ltd.	7,644	21,090
DB RREEF Trust	22,325	31,159
Downer EDI, Ltd.	181,731	1,002,803
Foster's Group, Ltd.	17,920	99,319
Futuris Corp., Ltd.	5,117	8,943
Goodman Fielder, Ltd.	9,323	18,405
GPT Group	16,698	66,741
Harvey Norman Holdings, Ltd.	4,482	17,116
Iluka Resources, Ltd.	1,871	8,916
ING Industrial Fund	4,439	8,476
Insurance Australia Group, Ltd.	15,418	73,102
Investa Property Group	12,040	23,672
John Fairfax Holdings, Ltd.	8,867	35,728
Leighton Holdings, Ltd.	1,236	33,522
Lend Lease Corp., Ltd.	3,170	51,271
Lion Nathan, Ltd.	2,262	16,179
Macquarie Airports Management, Ltd.	6,048	19,525
Macquarie Bank, Ltd.	2,256	151,046
Macquarie Communications Infrastructure Group	2,549	13,488
Macquarie Goodman Group	12,324	69,700
Macquarie Infrastructure Group	23,682	73,579
Macquarie Office Trust	12,787	15,674
Mirvac Group	8,487	35,982

Security Description	Shares	Value (Note 2)
Australia (continued)
Multiplex Group	5,594	$20,232
National Australia Bank, Ltd.	14,657	479,103
Newcrest Mining, Ltd.	3,011	57,957
OneSteel, Ltd.	5,019	20,954
Orica, Ltd.	2,739	56,179
Origin Energy, Ltd.	7,526	54,864
Pacific Brands, Ltd.	4,218	10,477
Paladin Resources, Ltd.	3,846	30,278
PaperlinX, Ltd.	3,906	13,179
Perpetual, Ltd.	349	21,912
Publishing & Broadcasting, Ltd.	1,109	17,811
Qantas Airways, Ltd.	8,565	36,382
QBE Insurance Group, Ltd.	7,179	183,201
Rinker Group, Ltd.	8,058	117,681
Rio Tinto, Ltd.	2,564	163,494
Santos, Ltd.	5,256	43,164
Sonic Healthcare, Ltd.	2,302	27,473
Stockland	12,441	82,038
Suncorp-Metway, Ltd.	4,997	84,096
Sydney Roads Group	7,865	8,591
Symbion Health, Ltd.	5,674	16,665
TABCORP Holdings, Ltd.	4,563	60,880
Tattersall's, Ltd.	9,546	39,777
Telstra Corp., Ltd.	25,442	95,927
Toll Holdings, Ltd.	4,819	79,931
Transurban Group	7,330	46,022
Wesfarmers, Ltd.	3,360	102,626
Westfield Group	13,466	224,117
Westpac Banking Corp.	16,480	351,350
Woodside Petroleum, Ltd.	4,179	133,525
Woolworths, Ltd.	10,794	237,462
WorleyParsons, Ltd.	1,418	31,884
Zinifex, Ltd.	4,389	56,037
		9,178,388
Austria — 0.2%
Andritz AG	85	21,323
Boehler-Uddeholm AG	337	32,413
bwin Interactive Entertainment AG	204	9,593
Erste Bank der Oesterreichischen Sparkassen AG	1,654	128,814
Flughafen Wien AG	69	6,757
Immoeast AG	2,155	32,242
IMMOFINANZ AG	3,199	51,281
Mayr-Melnhof Karton AG	29	6,470
Meinl European Land, Ltd.	1,592	44,277
Oesterreichische Elektrizitaetswirtschafts AG, Class A	669	29,992
OMV AG	1,475	92,903
Raiffeisen International Bank Holding AG	320	45,047
RHI AG	213	10,519
Telekom Austria AG	3,332	83,279
Voestalpine AG	774	56,144
Wiener Staedtische Versicherung AG	270	19,152
Wienerberger AG	615	38,407
		708,613

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Belgium — 1.8%
Agfa Gevaert NV	843	$19,020
Barco NV	91	8,405
Bekaert NV	108	14,683
Belgacom SA	1,411	62,672
Cofinimmo	12	2,499
Colruyt SA	136	31,123
Compagnie Maritime Belge SA	138	9,162
Delhaize Group	21,959	2,018,468
Dexia SA	5,139	153,363
Euronav NV	153	5,148
Fortis	10,561	482,349
Group Bruxelles Lambert SA	641	75,002
InBev NV	22,070	1,593,513
KBC Groep NV	19,705	2,450,928
Mobistar SA	280	23,677
Omega Pharma SA	168	12,940
S.A D'Ieteren NV	24	9,939
Solvay SA	558	85,751
Total SA	288	4
UCB SA	1,012	58,901
Umicore	218	38,761
		7,156,308
Bermuda — 0.5%
Cheung Kong Infrastructure Holdings, Ltd.	5,000	17,406
Esprit Holdings, Ltd.	151,500	1,770,263
Frontline, Ltd.	500	17,768
Giordano International, Ltd.	14,000	6,809
Johnson Electric Holdings, Ltd.	12,500	8,303
Kerry Properties, Ltd.	4,500	23,066
Li & Fung, Ltd.	21,200	66,610
Noble Group, Ltd.	9,000	8,898
Orient Overseas International, Ltd.	2,100	19,512
SeaDrill, Ltd.	2,100	34,549
Shangri-La Asia, Ltd.	12,000	29,641
Ship Finance International, Ltd.	53	1,456
Texwinca Holdings, Ltd.	6,000	4,039
Yue Yuen Industrial Holdings, Ltd.	6,500	22,004
		2,030,324
Brazil — 0.6%
Cia de Concessoes Rodoviarias	68,600	914,645
Tim Participacoes SA ADR	44,432	1,443,151
		2,357,796
Canada — 1.3%
Addax Petroleum Corp.	31,659	1,000,913
Alcan, Inc.	33,317	1,739,147
Bank of Nova Scotia	31,715	1,461,170
OPTI Canada, Inc.	48,770	839,799
		5,041,029
Cayman Islands — 0.7%
Agile Property Holdings, Ltd.	1,206,000	1,180,764
ASM Pacific Technology, Ltd.	2,000	11,800
Foxconn International Holdings, Ltd.	20,000	61,432
Hutchison Telecommunications International, Ltd.	13,000	26,321

Security Description	Shares	Value (Note 2)
Cayman Islands (continued)
Kingboard Chemical Holdings, Ltd.	5,500	$23,089
Shui On Land, Ltd.	16,500	13,726
Solomon Systech International, Ltd.	22,000	3,463
Xinhua Finance Ltd	2,141	1,342,667
		2,663,262
Cyprus — 0.5%
Bank of Cyprus Public Co., Ltd.	126,050	1,912,841
Czech Republic — 0.5%
CEZ A.S.	44,619	2,004,860
Denmark — 0.3%
AP Moller - Maersk A/S	11	114,777
Bang & Olufsen A/S, Class B	105	13,008
Carlsberg A/S	300	32,647
Codan A/S	125	11,810
Coloplast A/S	269	22,836
D/S Torm A/S	150	10,394
Danisco A/S	498	39,240
Danske Bank A/S	4,509	209,777
DSV A/S	200	35,068
East Asiatic Co., Ltd. A/S	250	12,012
FLSmidth & Co. A/S	430	29,141
GN Store Nord	1,900	26,910
H. Lundbeck A/S	500	11,698
Jyske Bank	575	46,287
NKT Holding A/S	175	14,056
Novo-Nordisk A/S	1,925	175,667
Novo-Nordisk A/S, Class B	300	27,377
Novozymes A/S	454	40,616
Sydbank A/S	600	32,271
Topdanmark A/S	175	33,885
TrygVesta A/S	300	24,822
Vestas Wind Systems A/S	1,737	97,317
William Demant Holding	300	26,624
		1,088,240
Egypt — 0.4%
Orascom Telecom Holding SAE GDR	22,834	1,552,712
Finland — 0.5%
Amer Sports Oyj	601	13,175
Cargotec Corp., Class B	330	19,930
Elisa Oyj	1,333	38,623
Fortum Oyj	3,946	115,072
KCI Konecranes Oyj	495	16,597
Kesko Oyj, Class B	571	30,457
Kone Oyj, Class B	674	38,509
Metso Corp.	1,141	60,282
Neste Oil Oyj	1,141	39,324
Nokia Oyj	36,847	848,096
Nokian Renkaat Oyj	926	25,358
OKO Bank Class A	795	13,551
Orion Oyj†	748	18,026
Outokumpu Oyj	885	30,419
Rautaruukki Oyj	747	34,816
Sampo Oyj, Class A	3,794	115,150
Sanoma-WSOY Oyj	533	15,814
Stora Enso Oyj, Class R	5,212	90,512
TietoEnator Oyj	674	19,628

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Finland (continued)
UPM-Kymmene Oyj	4,706	$119,884
Uponor Oyj	468	16,542
Wartsila Corp., Class B	572	35,370
YIT Oyj	1,116	38,463
		1,793,598
France — 8.2%
Accor SA	1,807	172,689
Air France-KLM	1,071	48,858
Alcatel SA	20,920	246,204
Alstom	1,003	130,167
Atos Origin SA	608	40,715
AXA SA	46,238	1,960,486
BNP Paribas SA	26,390	2,756,439
Bouygues SA	1,836	141,884
Business Objects SA	868	31,597
Cap Gemini SA	1,236	94,097
Carrefour SA	28,430	2,079,307
Casino Guichard-Perrachon SA	385	38,871
CNP Assurances	391	45,536
Compagnie de St. Gobain	2,854	278,962
Compagnie Generale des Etablissements Michelin, Class B	1,292	142,682
Credit Agricole SA	5,939	231,582
Dassault Systemes SA	513	27,583
Essilor International SA	876	100,638
France Telecom SA	15,344	405,231
Gaz de France	1,760	81,677
Gecina SA	104	19,340
Groupe Danone	2,136	348,968
Hermes International	572	79,146
Imerys SA	270	25,067
Ipsen	7,530	369,868
Klepierre	161	31,151
L'Air Liquide SA	1,081	263,540
L'Oreal SA	2,595	283,320
Lafarge SA	12,322	1,937,218
Lagardere SCA	1,072	82,542
LVMH Moet Henessy Louis Vuitton SA	2,206	244,739
M6-Metropole Television	571	20,915
Neopost SA	282	40,308
PagesJaunes Groupe SA	1,046	22,832
PagesJaunes SA (Redemption Shares)	970	777
Pernod Ricard SA	813	164,884
PPR	594	94,989
PSA Peugeot Citroen	1,365	96,204
Publicis Groupe	1,230	59,414
Renault SA	1,672	195,547
Safran SA	1,470	35,877
Sanofi-Aventis	43,039	3,742,837
Schneider Electric SA	12,472	1,583,268
Schneider Electric SA(6)	613	75,337
SCOR	1,067	28,821
Societe BIC SA	220	15,385
Societe Des Autoroutes Paris-Rhin-Rhone	182	16,581
Societe Generale	3,333	576,005

Security Description	Shares	Value (Note 2)
France (continued)
Societe Television Francaise 1	1,050	$35,150
Sodexho Alliance SA	854	62,528
Suez SA (Brussels)	833	11
Suez SA (Paris)	9,220	486,257
Technip SA	19,837	1,455,339
Thales SA	781	45,342
Thomson	2,328	44,813
Total SA	55,383	3,880,429
UBISOFT Entertainment	45,051	2,199,630
Unibail	411	124,565
Valeo SA	615	36,074
Vallourec SA	359	91,876
Veolia Environnement	2,576	191,534
Vinci SA	19,926	3,088,238
Vivendi Universal SA	10,461	425,099
Zodiac SA	355	25,551
		31,702,521
Germany — 10.4%
Adidas AG	1,810	98,964
Allianz SE	10,259	2,106,517
Altana AG	626	40,658
BASF AG	4,406	496,052
Bayer AG	6,570	419,869
Bayerische Motoren Werke AG	20,321	1,199,030
Beiersdorf AG	784	53,465
Bilfinger Berger AG	22,600	2,056,557
Celesio AG	739	46,438
Commerzbank AG	5,642	249,621
Continental AG	1,180	152,523
DaimlerChrysler AG	8,289	679,874
Deutsche Bank AG	4,701	633,258
Deutsche Boerse AG	920	210,770
Deutsche Lufthansa AG	2,026	55,022
Deutsche Post AG (London)†	395	11,916
Deutsche Post AG (Xetra)	39,691	1,201,461
Deutsche Postbank AG	713	62,167
Deutsche Telekom AG	135,022	2,232,970
Douglas Holding AG	256	15,030
E.ON AG	33,612	4,569,982
Fresenius Medical Care AG	17,517	2,548,737
Hannover Rueckversicherung AG	22,497	1,002,255
Heidelberger Druckmaschinen AG	515	23,597
Henkel KGaA	13,254	1,776,910
Hochtief AG	375	38,022
Hypo Real Estate Holding AG	34,462	2,197,762
Infineon Technologies AG	6,759	105,188
IVG Immobilien AG	772	36,971
KarstadtQuelle AG	565	20,831
Linde AG	22,373	2,410,384
MAN AG	1,145	133,224
Merck KGaA	36,605	4,719,711
Metro AG	1,450	102,680
MLP AG	528	13,232
Muenchener Rueckversicherungs AG	1,871	316,446
Premiere AG	575	12,520
Puma AG Rudolf Dassler Sport	108	39,489
Rheinmetall AG	21,644	2,006,572

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Germany (continued)
RWE AG	4,034	$426,741
Salzgitter AG	369	53,887
SAP AG	31,359	1,397,900
Siemens AG	22,966	2,454,944
Solarworld AG	328	25,470
Suedzucker AG	537	10,258
Symrise AG	55,283	1,435,640
ThyssenKrupp AG	3,248	160,711
TUI AG	1,902	47,030
Volkswagen AG	1,543	231,887
Wincor Nixdorf AG	266	24,788
		40,365,931
Gibraltar — 0.0%
PartyGaming PLC	8,307	8,460
Greece — 2.0%
Alpha Bank A.E.	3,420	108,276
Athens Stock Exchange SA	394	9,042
Coca-Cola Hellenic Bottling Co. SA	942	39,639
Cosmote Mobile Telecommunications SA	843	25,248
EFG Eurobank Ergasias SA	1,998	81,672
Folli-Follie SA	133	4,655
Greek Postal Savings Bank	33,210	840,246
Hellenic Petroleum SA	915	13,054
Hellenic Technodomiki Tev SA	1,046	15,370
Hellenic Telecommunications Organization SA	48,689	1,332,044
Intracom Holdings SA	706	3,772
Motor Oil Hellas Corinth Refineries SA	370	10,291
National Bank of Greece SA	73,754	3,911,414
OPAP SA	33,338	1,279,033
Piraeus Bank SA	1,891	65,678
Public Power Corp.	882	21,585
Technical Olympic SA	534	1,120
Titan Cement Co. SA	486	26,229
Viohalco, Hellenic Copper and Aluminum Industry SA	859	13,242
		7,801,610
Hong Kong — 1.1%
Bank of East Asia, Ltd.	13,400	77,946
BOC Hong Kong Holdings, Ltd.	34,000	82,416
Cathay Pacific Airways, Ltd.	10,000	25,213
Cheung Kong (Holdings), Ltd.	13,000	164,548
China Unicom, Ltd.	771,020	1,111,113
CLP Holdings, Ltd.	16,900	123,719
Galaxy Entertainment Group, Ltd.	620,000	607,026
Hang Lung Properties, Ltd.	21,000	58,725
Hang Seng Bank, Ltd.	7,000	99,443
Henderson Land Development Co., Ltd.	8,000	46,688
Hong Kong & China Gas Co., Ltd.	33,392	74,618
Hong Kong Exchanges & Clearing, Ltd.	9,500	92,404
HongKong Electric Holdings, Ltd.	13,000	66,718
Hopewell Holdings, Ltd.	6,000	23,191

Security Description	Shares	Value (Note 2)
Hong Kong (continued)
Hutchison Whampoa, Ltd.	20,300	$195,115
Hysan Development Co., Ltd.	5,000	13,566
Link REIT	19,500	46,869
Melco International Development	7,000	12,596
MTR Corp., Ltd.	13,000	32,544
New World Development Co., Ltd.	23,126	52,447
PCCW, Ltd.	32,923	19,762
Shun Tak Holdings, Ltd.	8,000	10,669
Sino Land Co., Ltd.	12,000	25,894
Sun Hung Kai Properties, Ltd.	12,323	142,416
Swire Pacific, Ltd., Class A	8,500	95,351
Techtronic Industries Co., Ltd.	643,000	779,319
Television Broadcasts, Ltd.	3,000	18,756
Wharf Holdings, Ltd.	12,000	44,308
Wing Hang Bank, Ltd.	2,000	24,445
		4,167,825
India — 0.4%
Reliance Capital, Ltd. GDR*	1,237	19,020
Reliance Communications, Ltd. GDR*	24,770	239,865
Reliance Energy, Ltd. GDR*	618	21,080
Reliance Natural Resources, Ltd. GDR*	12,385	12,623
Satyam Computer Services, Ltd. ADR	53,900	1,223,530
		1,516,118
Indonesia — 0.4%
PT Indosat Tbk	2,385,500	1,633,904
Ireland — 0.7%
Allied Irish Banks PLC	7,865	233,243
Bank of Ireland	8,746	188,686
C&C Group PLC	2,776	42,164
CRH PLC (Dublin)	4,868	208,093
CRH, PLC (Virt-x)	38,791	1,657,170
DCC PLC	694	24,438
Depfa Bank PLC	3,179	56,778
Elan Corp. PLC	3,892	49,964
Grafton Group PLC	1,983	29,801
Greencore Group PLC	1,229	7,552
Iaws Group PLC	887	20,617
Independent News & Media PLC	4,970	22,573
Irish Life & Permanent PLC	2,428	66,653
Kerry Group PLC	1,099	30,537
Kingspan Group PLC	1,125	29,831
Paddy Power PLC	389	10,294
Ryanair Holdings PLC ADR	687	30,771
Total Produce PLC	2,561	2,367
		2,711,532
Israel — 0.7%
Teva Pharmaceutical Industries, Ltd. ADR	67,113	2,512,040
Italy — 2.3%
Alleanza Assicurazioni SpA	3,599	45,938
Arnoldo Mondadori Editore SpA	868	9,067
Assicurazione Generali SpA	8,632	367,149
Autogrill SpA	809	15,497

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Italy (continued)
Autostrade SpA	2,531	$81,145
Banca Intesa SpA	64,379	488,914
Banca Intesa SpA RNC	8,392	62,779
Banca Monte dei Paschi di Siena SpA	9,748	61,073
Banca Popolare di Milano SCRL	3,663	56,712
Banche Popolari Unite SpA	5,328	157,651
Banco Popolare di Verona e Novara Scrl	3,335	103,580
Benetton Group SpA	539	8,727
Bulgari SpA	1,274	18,397
Capitalia SpA	15,242	137,742
Enel SpA	38,867	415,883
Eni SpA	23,507	764,949
Fiat SpA	4,929	124,248
Finmeccanica SpA	2,632	79,144
Fondiaria-Sai SpA	653	29,981
Gruppo Editoriale L'Espresso SpA	1,426	7,601
Italcementi SpA	587	17,581
Lottomatica SpA	503	20,037
Luxottica Group SpA	1,216	38,774
Mediaset SpA	6,816	74,162
Mediobanca SpA	90,177	2,008,117
Mediolanum SpA	2,210	17,920
Pirelli & C. SpA	25,431	28,095
Seat Pagine Gialle SpA	35,576	21,932
Snam Rete Gas SpA	8,061	51,176
Telecom Italia SpA	96,551	275,367
Telecom Italia SpA RNC	54,188	133,988
Terna Rete Elettrica Nazionale SpA	9,402	34,916
Tiscali SpA	2,378	8,990
UniCredito Italiano SpA	316,328	3,010,788
		8,778,020
Japan — 16.9%
Access Co., Ltd.	3	13,442
ACOM Co., Ltd.	650	27,635
Aderans Co., Ltd.	400	9,708
Advantest Corp.	1,400	62,135
Aeon Co., Ltd.	5,800	115,665
Aeon Credit Service Co., Ltd.	700	11,797
AIFUL Corp.	750	23,231
Aisin Seiki Co., Ltd.	1,800	63,086
Ajinomoto Co., Inc.	5,000	57,536
Alfresa Holdings Corp.	300	19,094
All Nippon Airways Co., Ltd.	5,000	19,645
Alpen Co., Ltd.	31,200	782,383
Alps Electric Co., Ltd.	1,600	18,737
Amada Co., Ltd.	4,000	45,723
Amano Corp.	600	7,327
Aoyama Trading Co., Ltd.	600	19,043
Arrk Corp.	600	7,245
Asahi Breweries, Ltd.	3,800	60,947
Asahi Glass Co., Ltd.	8,000	112,627
Asahi Kasei Corp.	12,000	87,373
Asatsu-DK, Inc.	400	12,627
Asics Corp.	1,000	11,193
Astellas Pharma, Inc.	4,900	211,236
Autobacs Seven Co., Ltd.	300	10,743

Security Description	Shares	Value (Note 2)
Japan (continued)
Bank of Fukuoka, Ltd.	5,000	$40,351
Bank Of Kyoto, Ltd.	2,000	22,963
Benesse Corp.	600	22,301
Bridgestone Corp.	5,600	111,914
Canon Marketing Japan, Inc.	700	14,672
Canon, Inc.	9,700	521,054
Capcom Co., Ltd.	50,900	730,845
Casio Computer Co., Ltd.	2,200	48,167
Central Glass Co., Ltd.	1,000	6,763
Central Japan Railway Co.	15	170,570
Chiyoda Corp.	1,000	21,936
Chubu Electric Power Co., Inc.	6,100	209,649
Chugai Pharmaceutical Co., Ltd.	2,600	65,750
Circle K Sunkus Co., Ltd.	400	7,468
Citizen Watch Co., Ltd.	3,200	30,034
Coca-Cola West Japan Co., Ltd.	600	13,009
COMSYS Holdings Corp.	2,000	21,470
Credit Saison Co., Ltd.	54,800	1,804,345
CSK Holdings Corp.	700	29,345
Dai Nippon Printing Co., Ltd.	6,000	94,399
Daicel Chemical Industries, Ltd.	2,000	13,663
Daido Steel Co., Ltd.	3,000	19,476
Daifuku Co., Ltd.	1,000	14,494
Daiichi Sankyo Co., Ltd.	58,800	1,801,324
Daikin Industries, Ltd.	2,200	76,544
Daimaru, Inc.	3,000	38,875
Dainippon Ink and Chemicals, Inc.	5,000	19,857
Dainippon Screen Manufacturing Co., Ltd.	3,000	22,683
Daito Trust Construction Co., Ltd.	800	37,678
Daiwa House Industry Co., Ltd.	5,000	82,018
Daiwa Securities Group, Inc.	13,000	156,984
Denki Kagaku Kogyo Kabushiki Kaisha	5,000	23,422
Denso Corp.	4,500	167,261
Dentsu, Inc.	17	47,607
Don Quijote Co, Ltd.	78,100	1,530,983
Dowa Mining Co., Ltd.	2,000	20,333
eAccess, Ltd.	12	7,974
East Japan Railway Co.	237	1,846,283
Ebara Corp.	4,000	18,975
Edion Corp.	700	9,772
Eisai Co., Ltd.	2,300	110,277
Electric Power Development Co., Ltd.	1,400	70,451
Elpida Memory, Inc.	800	31,025
FamilyMart Co., Ltd.	600	16,701
Fanuc, Ltd.	23,700	2,206,288
Fast Retailing Co., Ltd.	400	31,059
Fuji Electric Holdings Co., Ltd.	6,000	27,851
Fuji Photo Film Co., Ltd.	4,500	184,063
Fuji Soft ABC, Inc.	200	5,957
Fuji Television Network, Inc.	5	11,583
Fujikura, Ltd.	4,000	28,208
Fujitsu, Ltd.	18,000	119,908
Furukawa Electric Co., Ltd.	5,000	30,550
Glory, Ltd.	600	11,685
Goodwill Group, Inc.	12	9,450

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Japan (continued)
Gunma Bank, Ltd.	3,000	$21,258
Gunze, Ltd.	2,000	11,626
Hakuhodo DY Holdings, Inc.	230	16,083
Hankyu Department Stores, Inc.	2,000	18,568
Hankyu Hanshin Holdings, Inc.	11,800	71,397
Haseko Corp.	8,000	29,192
Hikari Tsushin, Inc.	300	13,671
Hino Motors, Ltd.	3,000	15,988
Hirose Electric Co., Ltd.	300	36,074
Hitachi Cable, Ltd.	1,000	5,694
Hitachi Capital Corp.	400	7,994
Hitachi Chemical Co., Ltd.	900	21,156
Hitachi Construction Machinery Co., Ltd.	900	24,364
Hitachi High-Technologies Corp.	600	16,395
Hitachi Metals, Ltd.	135,000	1,500,764
Hitachi, Ltd.	31,000	240,445
Hokkaido Electric Power Co., Inc.	1,700	45,154
Hokuhoku Financial Group, Inc.	11,000	37,899
Honda Motor Co., Ltd.	14,200	495,265
House Foods Corp.	700	11,940
Hoya Corp.	3,800	126,086
Ibiden Co., Ltd.	1,300	67,405
Index Corp.	10	5,210
Inpex Holdings, Inc.†	7	60,591
Isetan Co., Ltd.	1,800	31,390
Ishikawajima-Harima Heavy Industries Co., Ltd.	11,000	45,740
Ito En, Ltd.	600	19,552
ITOCHU Corp.	14,000	138,764
ITOCHU Techno-Solutions Corp.	200	9,589
Jafco Co., Ltd.	400	22,132
Japan Airlines Corp.	9,000	18,712
Japan Prime Reality Investment Corp.	5	21,979
Japan Real Estate Investment Corp.	4	52,953
Japan Retail Fund Investment Corp.	4	39,375
Japan Steel Works, Ltd.	4,000	48,099
Japan Tobacco, Inc.	41	201,451
JFE Holdings, Inc.	35,100	2,076,095
JGC Corp.	1,000	16,412
JS Group Corp.	2,500	54,205
JSR Corp.	1,700	39,240
JTEKT Corp.	1,800	31,543
Jupiter Telecommunications Co.	1,162	976,222
Kajima Corp.	9,000	45,978
Kaken Pharmaceutical Co., Ltd.	1,000	8,138
Kamigumi Co., Ltd.	3,000	25,815
Kaneka Corp.	2,000	19,077
Kansai Paint Co., Ltd.	3,000	25,636
Kao Corp.	4,000	117,108
Katokichi Co., Ltd.	1,200	7,546
Kawasaki Heavy Industries, Ltd.	13,000	55,049
Kawasaki Kisen Kaisha, Ltd.	5,000	47,437
KDDI Corp.	23	183,664
Keihin Electric Express Railway Co., Ltd.	4,000	30,686
Keio Corp.	6,000	41,701

Security Description	Shares	Value (Note 2)
Japan (continued)
Keisei Electric Railway Co., Ltd.	2,000	$12,916
Keyence Corp.	400	90,258
Kikkoman Corp.	1,000	12,814
Kinden Corp.	2,000	17,940
Kintetsu Corp.	15,000	47,225
Kirin Brewery Co., Ltd.	8,000	115,546
KK DaVinci Advisors	10	10,692
Kobe Steel, Ltd.	26,000	104,803
Kokuyo Co., Ltd.	800	10,584
Komatsu, Ltd.	8,200	172,573
Komori Corp.	1,000	23,294
Konami Corp.	900	24,058
Konica Minolta Holdings, Inc.†	4,500	59,114
Kose Corp.	400	11,813
Kubota Corp.	11,000	96,427
Kuraray Co., Ltd.	3,000	32,408
Kurita Water Industries, Ltd.	1,100	26,604
Kyocera Corp.	1,500	141,421
Kyowa Hakko Kogyo Co., Ltd.	4,000	36,999
Kyushu Electric Power Co., Inc.	3,500	99,499
Lawson, Inc.	600	23,065
Leopalace21 Corp.	1,100	36,405
Mabuchi Motor Co., Ltd.	300	18,559
Makita Corp.	1,000	37,084
Marubeni Corp.	15,000	91,141
Marui Co., Ltd.	2,900	35,561
Matsui Securities Co., Ltd.	1,200	10,519
Matsumotokiyoshi Co., Ltd.	400	9,165
Matsushita Electric Industrial Co., Ltd.	18,000	362,780
Matsushita Electric Works, Ltd.	4,000	45,859
Mediceo Paltac Holdings Co., Ltd.	1,600	30,482
Meiji Dairies Corp.	2,000	15,699
Meiji Seika Kaisha, Ltd.	2,000	9,284
Meitec Corp.	400	12,899
Millea Holdings, Inc.	48,300	1,787,067
Minebea Co., Ltd.	4,000	24,779
Mitsubishi Chemical Holdings Corp.	11,000	93,627
Mitsubishi Corp.	12,300	285,476
Mitsubishi Electric Corp.	18,000	185,438
Mitsubishi Estate Co., Ltd.	10,000	328,411
Mitsubishi Gas Chemical Co., Inc.	3,000	28,768
Mitsubishi Heavy Industries, Ltd.	30,000	193,992
Mitsubishi Logistics Corp.	2,000	34,029
Mitsubishi Materials Corp.	10,000	47,437
Mitsubishi Rayon Co., Ltd.	4,000	26,646
Mitsubishi UFJ Financial Group, Inc.	79	891,633
Mitsubishi UFJ Securities Co.	2,000	22,845
Mitsui & Co., Ltd.	15,000	280,041
Mitsui Chemicals, Inc.	5,000	43,703
Mitsui Engineering & Shipbuilding Co., Ltd.	7,000	29,642
Mitsui Fudosan Co., Ltd.	8,000	234,895
Mitsui Mining & Smelting Co., Ltd.	5,000	27,452
Mitsui O.S.K. Lines, Ltd.	10,000	110,998
Mitsui Sumitomo Insurance Co., Ltd.	12,000	150,611
Mitsui Trust Holdings, Inc.	6,000	59,165
Mitsukoshi, Ltd.	3,000	13,773

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Japan (continued)
Mitsumi Electric Co., Ltd.	700	$23,167
Mizuho Financial Group, Inc.	86	553,921
Murata Manufacturing Co., Ltd.	1,900	138,663
NamCo Bandai Holdings, Inc.	2,000	31,212
NEC Corp.	19,000	101,901
NEC Electronics Corp.	300	7,256
Net One Systems Co., Ltd.	5	5,940
NGK Insulators, Ltd.	3,000	61,864
NGK Spark Plug Co., Ltd.	1,000	18,712
NHK Spring Co., Ltd.	1,000	10,039
Nichirei Corp.	2,000	11,694
Nidec Corp.	1,000	64,494
Nikko Cordial Corp.	8,000	114,257
Nikon Corp.	3,000	63,264
Nintendo Co., Ltd.	1,000	290,648
Nippon Building Fund, Inc.	5	82,739
Nippon Commercial Investment Corp.	196	1,076,137
Nippon Electric Glass Co., Ltd.	4,500	78,857
Nippon Express Co., Ltd.	8,000	50,170
Nippon Kayaku Co., Ltd.	1,000	8,257
Nippon Light Metal Co., Ltd.	5,000	14,172
Nippon Meat Packers, Inc.	1,000	12,228
Nippon Mining Holdings, Inc.	8,500	73,358
Nippon Oil Corp.	12,000	97,352
Nippon Paper Group, Inc.	9	32,001
Nippon Sheet Glass Co., Ltd.	4,000	20,978
Nippon Shokubai Co., Ltd.	2,000	21,589
Nippon Steel Corp.	56,000	393,483
Nippon Telegraph and Telephone Corp.	48	253,768
Nippon Yusen Kabushiki Kaisha	10,000	80,193
Nishi-Nippon City Bank, Ltd.	5,000	22,191
Nishimatsu Construction Co., Ltd.	3,000	9,700
Nissan Chemical Industries, Ltd.	1,000	12,916
Nissan Motor Co., Ltd.	179,000	1,918,508
Nisshin Seifun Group, Inc.	1,500	15,262
Nisshin Steel Co., Ltd.	7,000	30,176
Nisshinbo Industries, Inc.	2,000	25,068
Nissin Food Products Co., Ltd.	37,357	1,369,503
Nitori Co., Ltd.	350	17,405
Nitto Denko Corp.	1,600	75,085
NOK Corp.	1,100	18,716
Nomura Holdings, Inc.	117,500	2,447,917
Nomura Real Estate Office Fund, Inc.	3	38,442
Nomura Research Institute, Ltd.	1,500	44,170
NSK, Ltd.	150,000	1,430,754
NTN Corp.	4,000	34,623
NTT Data Corp.	12	60,998
NTT DoCoMo, Inc.	170	314,494
NTT Urban Development Corp.	11	25,764
Obayashi Corp.	6,000	38,697
Obic Co, Ltd.	70	13,847
Odakyu Electric Railway Co., Ltd.	6,000	43,839
OJI Paper Co., Ltd.	6,000	31,823
Oki Electric Industry Co., Ltd.	6,000	11,558
OKUMA Corp.	2,000	23,388

Security Description	Shares	Value (Note 2)
Japan (continued)
Okumura Corp.	2,000	$10,964
Olympus Corp.	3,000	102,597
Omron Corp.	2,100	56,492
Onward Kashiyama Co., Ltd.	2,000	27,817
ORACLE Corp. Japan	300	14,435
Oriental Land Co., Ltd.	500	29,744
ORIX Corp.	6,990	1,821,054
Osaka Gas Co., Ltd.	19,000	73,685
OSG Corp.	800	12,125
Otsuka Corp.	100	9,572
Park24 Co, Ltd.	900	12,105
Pioneer Corp.	1,400	18,296
Promise Co., Ltd.	750	28,259
QP Corp.	700	6,350
Rakuten, Inc.†	59	28,088
Resona Holdings, Inc.	41	110,294
Ricoh Co., Ltd.	100,000	2,253,055
Rinnai Corp.	400	10,658
Rohm Co., Ltd.	1,000	90,716
Round One Corp.	4	8,079
Ryohin Keikaku Co., Ltd.	300	18,966
Sanken Electric Co., Ltd.	2,000	20,978
Sankyo Co., Ltd.	500	21,979
Santen Pharmaceutical Co., Ltd.	700	17,999
Sanwa Shutter Corp.	1,000	6,229
Sanyo Electric Co., Ltd.	15,000	25,586
Sapporo Hokuyo Holdings, Inc.	2	20,027
Sapporo Holdings, Ltd.	2,000	14,070
SBI E Trade Securities Co., Ltd.	14	17,821
SBI Holdings, Inc.	84	31,864
Secom Co., Ltd.	2,000	92,838
Sega Sammy Holdings, Inc.	1,700	39,672
Seiko Epson Corp.	1,300	38,281
Seino Holdings Corp.	2,000	18,890
Sekisui Chemical Co., Ltd.	5,000	39,842
Sekisui House, Ltd.	5,000	77,817
Seven & I Holdings Co., Ltd.	7,500	228,488
SFCG Co., Ltd.	60	10,703
Sharp Corp.	10,000	192,634
Shimachu Co., Ltd.	500	14,808
Shimamura Co., Ltd.	200	21,996
Shimano, Inc.	700	21,623
Shimizu Corp.	6,000	36,813
Shin-Etsu Chemical Co., Ltd.	3,600	219,654
Shinko Electric Industries	700	15,801
Shinko Securities Co., Ltd.	4,000	20,265
Shinsei Bank, Ltd.	13,000	62,330
Shionogi & Co., Ltd.	3,000	53,971
Shiseido Co., Ltd.	4,000	81,297
Showa Denko K.K.	9,000	33,834
Showa Shell Sekiyu K.K.	1,700	20,817
SMC Corp.	500	67,082
Softbank Corp.	6,800	174,847
Sojitz Corp.	6,500	27,083
Sompo Japan Insurance, Inc.	7,000	87,262
Sony Corp.	9,200	467,651
Stanley Electric Co., Ltd.	1,400	28,454
Sumco Corp.	1,000	41,582

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Japan (continued)
Sumitomo Bakelite Co., Ltd.	1,000	$7,230
Sumitomo Chemical Co., Ltd.	13,000	98,184
Sumitomo Corp.	102,100	1,836,830
Sumitomo Electric Industries, Ltd.	6,600	100,367
Sumitomo Heavy Industries, Ltd.	6,000	59,776
Sumitomo Metal Industries, Ltd.	38,000	196,385
Sumitomo Metal Mining Co., Ltd.	6,000	115,835
Sumitomo Mitsui Financial Group, Inc.	461	4,185,930
Sumitomo Osaka Cement Co., Ltd.	3,000	9,012
Sumitomo Realty & Development Co., Ltd.	3,000	113,798
Sumitomo Rubber Industries, Ltd.	1,600	17,529
Sumitomo Titanium Corp.	100	11,108
Suruga Bank, Ltd.	1,000	13,035
Suzuken Co., Ltd.	700	24,830
T&D Holdings, Inc.	2,091	144,262
Taiheiyo Cement Corp.	373,000	1,649,126
Taisei Corp.	9,000	33,376
Taisho Pharmaceutical Co., Ltd.	2,000	36,660
Taiyo Nippon Sanso Corp.	2,000	18,058
Taiyo Yuden Co., Ltd.	1,000	20,833
Takara Holdings, Inc.	1,000	7,060
Takashimaya Co., Ltd.	2,000	24,627
Takeda Pharmaceutical Co., Ltd.	8,100	531,339
Takefuji Corp.	1,000	40,139
Tanabe Seiyaku Co., Ltd.	3,000	40,810
TDK Corp.	1,200	104,073
Teijin, Ltd.	7,000	39,503
Terumo Corp.	1,600	62,322
The 77 Bank, Ltd.	4,000	26,103
The Bank of Yokohama, Ltd.	10,000	74,593
The Chiba Bank, Ltd.	7,000	61,779
The Joyo Bank, Ltd.	7,000	43,720
The Kansai Electric Power Co., Inc.	7,000	201,375
The Shizuoka Bank, Ltd.	6,000	63,900
The Sumitomo Trust & Banking Co., Ltd.	11,000	114,723
THK Co., Ltd.	1,100	25,904
TIS, Inc.	400	9,504
Tobu Railway Co., Ltd.	8,000	38,425
Toda Corp.	2,000	9,572
Toho Co., Ltd.	1,300	25,373
Toho Titanium Co., Ltd.	200	9,793
Tohoku Electric Power Co., Inc.	3,900	98,956
Tokai Rika Co., Ltd.	600	14,231
Tokuyama Corp.	2,000	34,963
Tokyo Broadcasting System, Inc.	400	14,800
Tokyo Electric Power Co., Inc.	11,100	379,608
Tokyo Electron, Ltd.	1,500	104,888
Tokyo Gas Co., Ltd.	20,000	111,507
Tokyo Seimitsu Co., Ltd.	400	13,578
Tokyo Steel Manufacturing Co., Ltd.	900	13,259
Tokyo Style Co., Ltd.	1,000	10,947
Tokyo Tatemono Co., Ltd.	90,000	1,357,943
Tokyu Corp.	10,000	77,902
Tokyu Land Corp.	3,000	34,190
TonenGeneral Sekiyu KK	2,000	22,335

Security Description	Shares	Value (Note 2)
Japan (continued)
Toppan Printing Co., Ltd.	6,000	$62,627
Toray Industries, Inc.	13,000	93,992
Toshiba Corp.	27,000	180,321
Tosoh Corp.	4,000	20,604
Toto, Ltd.	2,000	20,044
Toyo Seikan Kaisha, Ltd.	1,400	28,216
Toyobo Co., Ltd.	6,000	17,872
Toyoda Gosei Co., Ltd.	500	11,817
Toyota Industries Corp.	1,800	85,234
Toyota Motor Corp.	26,300	1,685,039
Toyota Tsusho Corp.	1,900	48,532
Trend Micro, Inc.†	500	13,663
Ube Industreis, Ltd.	9,000	28,564
Uni-Charm Corp.	300	18,992
Union Tool Co.	28,000	1,152,410
UNY Co., Ltd.	2,000	27,444
Ushio, Inc.	1,100	21,236
USS Co, Ltd.	210	13,704
Wacoal Corp.	2,000	25,339
West Japan Railway Co.	16	73,863
Yahoo! Japan Corp.	137	47,259
Yakult Honsha Co., Ltd.	900	22,989
Yamada Denki Co., Ltd.	787	73,330
Yamaha Corp.	1,700	37,941
Yamaha Motor Co., Ltd.	1,700	47,607
Yamato Transport Co., Ltd.	67,000	1,080,278
Yamazaki Baking Co., Ltd.	2,000	18,245
Yaskawa Electric Corp.	1,000	11,813
Yokogawa Electric Corp.	2,000	30,652
Zeon Corp.	1,000	10,328
		65,355,130
Kazakhstan — 0.5%
Halyk Savings Bank Kazakhstan*	17,113	410,712
Kazkommertsbank GDR*	73,177	1,419,634
		1,830,346
Luxembourg — 0.0%
Acergy SA	1,800	38,424
Oriflame Cosmetics SA SDR	400	15,409
Stolt-Nielsen SA	400	11,911
		65,744
Mexico — 0.3%
Corporacion GEO SA de CV, Series B	89,700	521,708
Desarrolladora Homex SA de CV ADR	12,500	724,375
		1,246,083
Netherlands — 3.7%
ABN Amro Holding NV	16,413	706,433
ABN AMRO Holding NV ADR	23,100	993,762
Aegon NV	13,206	263,207
Akzo Nobel NV	18,891	1,434,641
Arcelor Mittal (Amsterdam)	2,104	111,722
Arcelor Mittal (Paris)	4,242	225,364
ASML Holding NV	4,381	108,210
Buhrmann NV	962	12,954
Corio NV	344	31,253
Euronext NV	792	94,637

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Netherlands (continued)
European Aeronautic Defense and Space Co.	2,943	$91,287
Fugro NV	511	25,940
Getronics NV	1,107	10,071
Hagemeyer NV	4,642	22,076
Heineken NV	2,182	114,145
ING Groep NV	83,715	3,539,441
James Hardie Industries NV	4,106	27,773
Koninklijke (Royal) KPN NV	17,447	271,755
Koninklijke (Royal) Philips Electronics NV	10,552	403,001
Koninklijke Ahold NV	161,253	1,884,836
Koninklijke DSM DV	1,342	60,127
Oce NV	665	12,188
Qiagen NV	1,271	21,597
Randstad Holding NV	413	32,032
Reed Elsevier NV	6,263	110,771
Rodamco Europe NV	471	65,467
Royal Numico NV	1,552	80,048
SBM Offshore NV	1,245	44,888
STMicroelectronics NV	6,152	118,424
TPG NV	37,971	1,741,340
Unilever NV	15,476	450,685
Vedior NV	48,195	1,070,017
Wereldhave NV	172	26,481
Wolters Kluwer NV	2,629	78,878
		14,285,451
New Zealand — 0.0%
Auckland International Airport, Ltd.	7,604	13,091
Contact Energy, Ltd.	2,175	14,310
Fisher & Paykel Appliances Holdings, Ltd.	2,130	5,584
Fisher & Paykel Healthcare Corp.	4,275	11,085
Fletcher Building, Ltd.	4,005	31,471
Kiwi Income Property Trust	2,686	3,166
Sky City Entertainment Group, Ltd.	3,392	11,316
Sky Network Television, Ltd.	1,624	6,311
Telecom Corp. of New Zealand, Ltd.	16,798	56,758
Tower, Ltd.	1,262	2,028
Vector, Ltd.	2,007	4,272
Warehouse Group, Ltd.	878	4,234
		163,626
Norway — 1.5%
Aker Kvaerner ASA	1,500	33,809
Det Norske Oljeselskap ASA	6,800	12,228
DnB NOR ASA	6,054	85,457
Marine Harvest	25,000	29,367
Norsk Hydro ASA	6,465	214,320
Norske Skogindustrier ASA	1,620	27,718
Ocean RIG ASA	1,800	12,290
Orkla ASA	1,711	120,620
Petroleum Geo-Services ASA	63,230	1,651,410
ProSafe ASA	109,277	1,671,974
Schibsted ASA	450	19,841
Statoil ASA	5,926	161,353
Storebrand ASA	2,200	35,253
Tandberg ASA	1,300	27,162

Security Description	Shares	Value (Note 2)
Norway (continued)
Tandberg Television ASA	800	$13,951
Telenor ASA	83,722	1,487,583
TGS Nopec Geophysical Co. ASA	1,060	24,502
Tomra Systems ASA	1,600	11,516
Yara International ASA	1,953	53,899
		5,694,253
Portugal — 0.1%
Banco BPI SA	2,473	21,473
Banco Comercial Portugues SA	19,163	69,373
Banco Espirito Santo SA	1,656	31,612
Brisa-Auto Estradas de Portugal SA	2,488	32,638
Cimpor Cimentos de Portugal SGPS SA	1,652	13,859
Energias de Portugal SA	17,516	94,063
Jeronimo Martins SGPS SA	295	7,684
Portugal Telecom SGPS SA	6,932	92,879
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS SA	640	9,490
Sonae Industria SGPS SA	590	7,275
Sonae SGPS SA	6,837	15,435
		395,781
Russia — 1.0%
LUKOIL ADR	15,547	1,344,816
OAO Gazprom ADR (New York)	29,654	1,242,503
OAO Gazprom ADR (London)	8,168	342,239
Sberbank GDR	2,756	1,118,614
		4,048,172
Singapore — 0.3%
Allgreen Properties, Ltd.	5,000	5,767
Ascendas Real Estate Investment Trust	9,000	14,178
CapitaCommercial Trust	9,000	16,491
CapitaLand, Ltd.	11,000	58,004
CapitaMall Trust	9,000	22,305
Chartered Semiconductor Manufacturing, Ltd.	9,000	8,602
City Developments, Ltd.	4,000	38,493
ComfortDelGro Corp., Ltd.	17,000	22,298
Cosco Corp. Singapore, Ltd.	8,000	15,134
Creative Technology, Ltd.	450	2,892
DBS Group Holdings, Ltd.	10,163	143,353
Fraser and Neave, Ltd.	8,000	26,893
Haw Par Corp., Ltd.	2,040	9,681
Jardine Cycle & Carriage, Ltd.	2,000	15,687
Keppel Corp., Ltd.	6,000	75,141
Keppel Land, Ltd.	3,000	18,785
Neptune Orient Lines, Ltd.	5,000	10,678
Olam International, Ltd.	5,000	10,085
Overseas-Chinese Banking Corp., Ltd.	23,100	137,033
Parkway Holdings, Ltd.	6,000	12,972
SembCorp Industries, Ltd.	6,760	22,724
SembCorp Marine, Ltd.	5,000	11,601
Singapore Airlines, Ltd.	6,000	65,649
Singapore Exchange, Ltd.	8,000	34,538
Singapore Land, Ltd.	2,000	13,974

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Singapore (continued)
Singapore Petroleum Co., Ltd.	2,000	$6,380
Singapore Post, Ltd.	13,000	9,511
Singapore Press Holdings, Ltd.	14,250	41,327
Singapore Technologies Engineering, Ltd.	13,000	28,448
Singapore Telecommunications, Ltd.	65,910	142,494
SMRT Corp, Ltd.	6,000	5,893
STATS ChipPAC, Ltd.	11,000	13,196
Suntec Real Estate Investment Trust	8,000	10,441
United Overseas Bank, Ltd.	10,000	138,417
United Overseas Land, Ltd.	5,500	18,489
Venture Corp., Ltd.	2,000	19,247
Want Want Holdings, Ltd.	5,000	9,750
Wing Tai Holdings, Ltd.	4,000	8,384
		1,264,935
South Africa — 0.7%
Massmart Holdings, Ltd.	102,449	1,191,202
MTN Group, Ltd.	107,631	1,461,390
		2,652,592
South Korea — 1.5%
Hana Financial Group, Inc.	25,677	1,329,156
Kookmin Bank†	20,504	1,839,432
Samsung Electronics Co., Ltd.	2,078	1,243,531
Samsung Electronics Co., Ltd. GDR*	900	273,825
		4,685,944
Spain — 3.5%
Abertis Infraestructuras SA	1,980	63,612
Acciona SA	253	54,802
Acerinox SA	1,604	40,819
ACS, Actividades de Construccion y Servicios SA	2,202	133,693
Altadis SA	34,953	2,244,483
Antena 3 de Television SA	688	15,385
Banco Bilbao Vizcaya Argentaria SA	141,128	3,465,105
Banco Popular Espanol SA	7,565	156,032
Banco Santander Central Hispano SA	53,697	958,328
Cintra Concesiones de Infraestructuras de Transporte SA	37,610	704,383
Corp Mapfre SA	4,569	23,437
Ebro Puleva SA	680	16,051
Endesa SA	6,681	361,276
Fomento de Construcciones y Contratas SA	392	40,295
Gamesa Corp. Tecnologica SA	1,511	54,701
Gas Natural SDG, SA	1,577	74,048
Grupo Ferrovial SA	562	56,869
Iberdrola SA	6,916	326,959
Iberia Lineas Aereas de Espana SA	4,138	22,056
Indra Sistemas SA	69,787	1,759,155
Industria de Diseno Textil SA	1,963	122,014
NH Hoteles SA	564	12,891
Promotora de Informaciones SA	650	14,501
Repsol YPF SA	7,138	240,671
Sacyr Vallehermoso SA	890	49,863

Security Description	Shares	Value (Note 2)
Spain (continued)
Sociedad General de Aguas de Barcelona SA, Class A	504	$17,943
Sogecable SA	365	15,144
Telefonica SA	115,551	2,546,920
Union Fenosa SA	952	51,340
Zeltia SA	1,407	12,781
		13,655,557
Sweden — 1.6%
Alfa Laval AB	900	46,657
Assa Abloy AB, Class B	3,000	68,955
Atlas Copco AB, Class A	3,156	104,856
Atlas Copco AB, Class B	2,000	63,728
Axfood AB	300	11,858
Billerud AB	300	4,500
Boliden AB	2,650	58,444
Castellum AB	1,450	20,973
D Carnegie AB	600	12,481
Electrolux AB, Series B	2,540	64,384
Elekta AB, Class B	600	10,805
Eniro AB	1,600	20,221
Fabege AB	800	20,107
Getinge AB, Class B	1,800	40,986
Hennes & Mauritz AB, Class B	4,350	250,430
Hoganas AB	200	5,070
Holmen AB	400	16,469
Husqvarna AB†	2,440	40,272
Kungsleden AB	1,300	23,365
Lundin Petroleum AB	1,900	22,516
Modern Times Group AB, Class B	481	28,139
Nobia AB	450	18,431
Nordea Bank AB	19,000	303,388
OMX AB	800	16,641
Sandvik AB	9,200	163,373
SAS AB	500	9,183
Scania AB, Class B	1,000	78,478
Securitas AB	2,892	44,108
Securitas Direct AB, Class B	3,000	8,335
Securitas Systems AB, Class B	2,992	10,412
Skandinaviska Enskilda Banken AB, Class A	4,400	140,832
Skanska AB, Class B	3,516	78,298
SKF AB, Class B	3,876	80,625
Ssab Svenskt Stal AB Series B	800	22,971
Ssab Svenskt Stal AB, Series A	1,200	37,034
Svenska Cellulosa AB, Class B	33,449	1,791,534
Svenska Handelsbanken AB, Class A	4,573	135,891
Swedish Match AB	2,600	46,450
Tele2 AB, Class B	85,961	1,409,540
Telefonaktiebolaget LM Ericsson, Class B	134,732	495,877
Telelogic AB	3,100	5,882
TeliaSonera AB	18,459	159,271
Trelleborg AB	800	20,794
Volvo AB, Class A	900	77,462
Volvo AB, Class B	2,070	174,308
Wihlborgs Fastigheter AB	360	7,733
		6,272,067

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Switzerland — 5.4%
ABB, Ltd.	101,458	$1,736,680
Adecco SA	1,190	75,553
Ciba Specialty Chemicals AG	612	40,316
Clariant AG	2,066	35,449
Compagnie Financiere Richemont SA	4,713	263,546
Credit Suisse Group	35,478	2,545,926
Geberit AG	35	53,862
Givaudan SA	55	50,874
Holcim, Ltd.	1,808	181,075
Kudelski SA	291	10,250
Kuehne & Nagel International AG	480	39,482
Kuoni Reisen Holding	26	15,598
Logitech International SA	1,547	42,967
Lonza Group AG	333	32,008
Micronas Semiconductor Holdings	287	5,940
Nestle SA	18,061	7,034,003
Nobel Biocare Holding AG	212	77,288
Novartis AG	83,139	4,768,784
OC Oerlikon Corp AG	58	35,225
Phonak Holding AG	417	31,915
PSP Swiss Property AG	366	22,289
Rieter Holding AG	38	18,935
Roche Holding AG	9,882	1,748,451
Schindler Holding AG	452	27,526
SGS SA	39	46,570
SIG Holding AG	54	19,286
Straumann AG	69	19,789
Sulzer AG	34	47,762
Swatch Group AG	440	23,518
Swatch Group AG, Class B	294	77,725
Swiss Reinsurance	3,044	278,059
Swisscom AG	170	61,451
Syngenta AG	936	179,089
UBS AG	18,082	1,074,370
Zurich Financial Services AG	1,310	378,128
		21,099,689
Taiwan — 0.6%
Acer, Inc.	679,000	1,302,928
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	109,951	1,181,973
		2,484,901
Turkey — 0.3%
Turkiye Garanti Bankasi AS ADR	227,928	1,026,702
United Kingdom — 21.2%
3i Group PLC	4,166	93,130
Aegis Group PLC	566,282	1,671,536
Aggreko PLC	2,260	22,593
Alliance Boots PLC	72,680	1,468,134
AMEC PLC	2,973	31,007
Amvescap PLC	228,161	2,514,324
Anglo American PLC	12,877	678,352
ARM Holdings PLC	12,026	31,712
Arriva PLC	1,682	24,626
AstraZeneca PLC	13,881	746,812
Aviva PLC	164,765	2,426,882
BAE Systems PLC	351,590	3,182,630
Balfour Beatty PLC	3,812	35,782

Security Description	Shares	Value (Note 2)
United Kingdom (continued)
Barclays PLC	58,894	$835,599
Barratt Developments PLC	2,162	47,012
BBA Aviation PLC	3,548	19,619
Bellway PLC	992	31,039
Berkeley Group Holdings PLC	797	24,718
BG Group PLC	30,777	443,938
BHP Billiton PLC	21,531	480,049
Biffa PLC	3,105	21,019
BlueBay Asset Management	104,735	845,021
Bodycote International	239,854	1,466,729
Bovis Homes Group PLC	1,056	23,939
BP PLC	176,232	1,914,325
Britannic Group PLC	6,158	75,192
British Airways PLC	5,125	49,014
British American Tobacco PLC	128,863	4,029,433
British Land Co. PLC	55,050	1,655,284
British Sky Broadcasting Group PLC	10,211	113,329
Brixton PLC	2,147	21,484
BT Group PLC	75,027	448,462
Bunzl PLC	2,911	41,187
Burberry Group PLC	3,911	50,257
Cadbury Schweppes PLC	18,794	241,134
Capita Group PLC	5,512	74,029
Carnival PLC	1,533	73,879
Carphone Warehouse PLC	3,583	19,513
Catlin Group, Ltd.	134,371	1,323,432
Cattles PLC	2,863	23,071
Centrica PLC	33,014	251,096
Charter PLC	1,502	26,232
Close Brothers Group PLC	1,153	22,984
Cobham PLC	377,877	1,561,570
Collins Stewart PLC	1,782	8,925
Compass Group PLC	18,796	125,758
Cookson Group PLC	1,732	21,183
CSR PLC	1,156	14,809
Daily Mail & General Trust, Class A	2,612	41,737
Davis Service Group PLC	1,393	15,968
De La Rue PLC	1,436	20,205
Diageo PLC	24,548	497,318
DSG International PLC	16,421	54,934
Electrocomponents PLC	3,789	21,586
Emap PLC	1,865	27,764
EMI Group PLC	7,178	32,135
Enterprise Inns PLC	5,312	69,880
Experian Group, Ltd.	9,189	105,873
First Choice Holidays PLC	4,434	25,086
FirstGroup PLC	3,848	50,318
FKI PLC	5,062	11,580
Friends Provident PLC	15,093	57,174
Galiform PLC	5,243	16,069
Gallaher Group PLC	5,881	131,121
George Wimpey PLC	3,569	44,633
GKN PLC	6,271	47,079
GlaxoSmithKline PLC	133,576	3,672,118
Great Portland Estates PLC	1,348	20,585
Group 4 Securicor PLC	10,201	40,349
Hammerson PLC	2,524	86,076
Hanson PLC	6,377	102,588

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
United Kingdom (continued)
Hays PLC	12,979	$40,035
HBOS PLC	34,066	701,875
HMV Group PLC	3,395	7,382
Home Retail Group	7,881	68,858
HSBC Holdings PLC	104,703	1,832,723
ICAP PLC	4,276	44,639
IMI PLC	2,874	32,802
Imperial Chemical Industries PLC	10,779	106,057
Imperial Tobacco Group PLC	6,117	273,849
Inchcape PLC	3,923	44,042
Intercontinental Hotels Group PLC	3,190	78,845
International Power PLC	13,412	104,647
Intertek Group PLC	1,360	24,260
Invensys PLC	7,192	41,114
Investec PLC	3,046	39,441
ITV PLC	35,005	75,084
J Sainsbury PLC	13,022	140,811
Johnson Matthey PLC	1,904	59,049
Kelda Group PLC	3,102	57,258
Kesa Electricals PLC	278,706	1,859,250
Kingfisher PLC	21,107	115,572
Ladbrokes PLC	5,424	42,961
Land Securities Group PLC	4,188	176,365
Legal & General Group PLC	58,501	183,043
Liberty International PLC	2,370	58,158
Lloyds TSB Group PLC	50,962	561,599
LogicaCMG PLC	13,144	46,040
London Stock Exchange Group PLC	1,425	35,108
Man Group PLC	16,235	177,312
Marks & Spencer Group PLC	15,222	202,643
Meggitt PLC	3,769	22,139
Michael Page International PLC	2,946	31,044
Misys PLC	4,469	20,996
National Express Group PLC	1,196	29,702
National Grid PLC	24,488	384,305
Next PLC	2,031	89,886
Old Mutual PLC	691,768	2,233,885
Pearson PLC	7,232	124,099
Persimmon PLC	2,552	70,609
Premier Farnell PLC	3,161	12,705
Provident Financial PLC	2,253	35,646
Prudential PLC	327,808	4,628,426
Punch Taverns PLC	65,770	1,613,935
Rank Group PLC	3,396	13,650
Reckitt Benckiser PLC	52,519	2,734,627
Reed Elsevier PLC	11,200	133,892
Rentokil Initial PLC	15,969	51,222
Reuters Group PLC	11,687	107,172
Rexam PLC	5,120	55,415
Rio Tinto PLC	9,293	530,695
Rolls-Royce Group PLC	122,687	1,193,265
Royal Bank of Scotland Group PLC	97,956	3,824,411
Royal Dutch Shell PLC, Class A (Amsterdam)	18,430	613,031
Royal Dutch Shell PLC, Class A (London)	15,125	503,305
Royal Dutch Shell PLC, Class B	24,992	831,642
RT Group PLC†(4)(5)	207	20
SABMiller PLC	100,825	2,212,254

Security Description	Shares/ Principal Amount	Value (Note 2)
United Kingdom (continued)
Sage Group PLC	11,544	$58,666
Schroders PLC	34,633	864,174
Scottish & Newcastle PLC	7,113	84,194
Scottish and Southern Energy PLC	7,728	234,348
Scottish Power PLC	13,407	211,064
Serco Group PLC	4,222	38,218
Severn Trent PLC	33,735	951,967
Signet Group PLC	15,056	37,183
Slough Estates PLC	4,131	63,733
Smith & Nephew PLC	8,459	107,533
Smiths Group PLC	5,066	102,483
Sports Direct International PLC	146,527	800,873
SSL International PLC	1,658	13,059
Stagecoach Group PLC	7,282	25,794
Standard Life PLC†	18,916	117,627
Tate & Lyle PLC	4,374	49,492
Taylor Woodrow PLC	5,106	49,184
Tesco PLC	407,190	3,559,724
Tomkins PLC	7,575	39,800
Travis Perkins PLC	1,022	40,464
Trinity Mirror PLC	2,524	26,424
Tullett Prebon PLC	1,875	17,821
Tullow Oil PLC	99,839	716,617
Unilever PLC	11,224	338,154
United Business Media PLC	2,257	35,221
United Utilities PLC	7,717	114,729
Vodafone Group PLC	1,750,460	4,667,489
Whitbread PLC	1,715	63,684
William Hill PLC	3,109	38,911
Wolseley PLC	67,782	1,588,613
WPP Group PLC	79,086	1,198,346
Xstrata PLC	5,552	285,374
Yell Group PLC	139,707	1,644,035
		82,061,758
United States — 0.0%
Synthes, Inc.	420	51,845
Total Common Stock (cost $307,214,853)		367,026,508
EXCHANGE TRADED FUNDS — 1.1%
United States — 1.1%
iShares MSCI EAFE Index Fund (cost $3,999,221)	53,300	4,066,790
PREFERRED STOCK — 0.7%
Brazil — 0.6%
Companhia Energetica de Minas Gerais	18,217,113	893,039
Companhia Vale do Rio Doce ADR	47,800	1,495,184
		2,388,223
Germany — 0.1%
Henkel KGaA	528	78,059
Porsche AG	72	110,005
ProSiebenSat.1 Media AG	737	26,021
RWE AG	341	33,868
Volkswagen AG	951	97,858
		345,811
Italy — 0.0%
Unipol SpA	7,592	27,738

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
PREFERRED STOCK (continued)
South Korea — 0.2%
Samsung Electronics Co., Ltd. (New York) GDR*	$3,100	$726,175
Samsung Electronics Co., Ltd. (London) GDR	900	210,825
		937,000
United Kingdom — 0.0%
Rolls-Royce Group PLC	6,819,069	13,419
Total Preferred Stock (cost $2,305,180)		3,712,191
RIGHTS — 0.0%†
Australia — 0.0%
Suncorp-Metway, Ltd.	666	2,856
Telstra Corp., Ltd.	13,458	34,953
		37,809
Japan — 0.0%
Dowa Mining Co., Ltd.	3,000	1,524
Sweden — 0.0%
Fabege AB	800	616
United Kingdom — 0.0%
Meggitt PLC	1,884	3,680
Total Rights (cost $0)		43,629
Total Long-Term Investment Securities (cost $313,519,258)		374,849,118
Short-Term Investment Securities — 1.3%
Time Deposit — 0.3%
Euro Time Deposit with State Street Bank & Trust Co. 2.80% due 04/02/07	$1,053,000	1,053,000
U.S. Government Agencies — 1.0%
Federal Home Loan Bank Disc. Notes 4.97% due 04/02/07	4,000,000	3,999,448
U.S. Government Treasuries — 0.0%
United States Treasury Bill 4.88% due 06/14/07(1)	170,000	168,315
4.90% due 06/14/07	15,000	14,850
		183,165
Total Short-Term Investment Securities (cost $5,235,591)		5,235,613
REPURCHASE AGREEMENTS — 0.8%
Agreement with State Street Bank & Trust Co., bearing interest at 3.65%, dated 03/31/07, to be repurchased 04/02/07 in the amount of $111,034 and collateralized by $85,000 of United States Treasury Bonds, bearing interest at 8.88%, due 02/15/19 and having an approximate value of $117,213	$111,000	$111,000

Security Description	Principal Amount	Value (Note 2)
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 03/31/07, to be repurchased 04/02/07 in the amount of $3,061,765 and collateralized by $3,180,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 5.20%, due 03/05/19 and having an approximate value of $3,124,350	$3,061,000	$3,061,000
Total Repurchase Agreements (cost $3,172,000)		3,172,000
TOTAL INVESTMENTS (cost $321,926,982)(2)	98.9%	383,256,731
Other assets less liabilities	1.1	4,207,889
NET ASSETS	100.0%	$387,464,620

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2007, the aggregate value of these securities was $3,122,934 representing 0.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(2)  See Note 3 for cost of investments on a tax basis

(3)  Fair valued security; see Note 2

(4)  Illiquid security

(5)  To the extent permitted by the Statement of Additional Information, the International Equity Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of this security. This restricted security is valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2007, the International Equity Portfolio held the following restricted security:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
RT Group PLC Common Stock	02/08/1999	207	$5,103	$20	$0	0.00%

(6)  Bonus shares

ADR  — American Depository Receipt

GDR  — Global Depository Receipt

SDR  — Swedish Depository Receipt

RNC  — Non-Voting Shares

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of March 31, 2007	Unrealized Appreciation (Depreciation)
3	Long	FTSE 100 Index	June 2007	$370,530	$372,225	$1,695
3	Long	SPI 200	June 2007	358,522	365,593	7,071
1	Long	Hang Seng Index	April 2007	125,732	127,191	1,459
3	Long	Topix Index	June 2007	420,765	436,121	15,356
85	Long	MSCI Pan Euro	June 2007	2,714,076	2,776,646	62,570
1	Long	CAC40 10 Euro	April 2007	73,518	75,157	1,639
1	Long	IBEX 35 Index	April 2007	188,575	195,200	6,625
						$96,415

See Notes to Financial Statements

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007

Industry Allocation*
United States Treasury Notes	30.5%
Government National Mtg. Assoc.	16.6
Diversified Financial Services	7.6
Federal National Mtg. Assoc.	5.1
Federal Home Loan Mtg. Corp.	4.9
Repurchase Agreements	4.2
United States Treasury Bonds	3.6
Finance-Investment Banker/Broker	3.0
Telephone-Integrated	2.2
Electric-Integrated	1.6
Real Estate Investment Trusts	1.4
Banks-Commercial	1.2
Banks-Super Regional	1.0
Multimedia	1.0
Special Purpose Entities	0.8
Insurance-Multi-line	0.7
Pipelines	0.7
Insurance-Property/Casualty	0.6
Oil Companies-Integrated	0.6
Telecom Services	0.6
Cable TV	0.5
Index Fund-Debt	0.5
Insurance-Life/Health	0.5
Auto-Cars/Light Trucks	0.4
Oil Companies-Exploration & Production	0.4
Oil-Field Services	0.4
Sovereign	0.4
Brewery	0.3
Building-Residential/Commerical	0.3
Cellular Telecom	0.3
Chemicals-Specialty	0.3
Finance-Auto Loans	0.3
Finance-Consumer Loans	0.3
Finance-Other Services	0.3
Food-Misc.	0.3
Medical-Drugs	0.3
Real Estate Operations & Development	0.3
Agricultural Chemicals	0.2
Agricultural Operations	0.2
Airlines	0.2
Banks-Money Center	0.2
Beverages-Non-alcoholic	0.2
Casino Hotels	0.2
Computer Services	0.2
Containers-Paper/Plastic	0.2
Cosmetics & Toiletries	0.1
Diversified Manufactured Operations	0.2
Diversified Operations	0.2
Electric-Generation	0.2
Finance-Mortgage Loan/Banker	0.2
Investment Management/Advisor Services	0.2
Medical-Wholesale Drug Distribution	0.2
Oil Refining & Marketing	0.2
Television	0.2
Tobacco	0.2
U.S. Government Agencies	0.2
Advertising Agencies	0.1
Aerospace/Defense	0.1
Aerospace/Defense-Equipment	0.1
Broadcast Services/Program	0.1

Building & Construction-Misc.	0.1%
Building Products-Cement	0.1
Chemicals-Diversified	0.1
Commercial Services-Finance	0.1
Diversified Minerals	0.1
Financial Guarantee Insurance	0.1
Food-Meat Products	0.1
Gas-Distribution	0.1
Independent Power Producers	0.1
Insurance Brokers	0.1
Insurance-Mutual	0.1
Machine Tools & Related Products	0.1
Medical Products	0.1
Medical-HMO	0.1
Medical-Hospitals	0.1
Metal Processors & Fabrication	0.1
Metal-Aluminum	0.1
Metal-Diversified	0.1
Non-Ferrous Metals	0.1
Non-Hazardous Waste Disposal	0.1
Office Automation & Equipment	0.1
Paper & Related Products	0.1
Property Trust	0.1
Radio	0.1
Real Estate Management/Services	0.1
Retail-Discount	0.1
Retail-Drug Store	0.1
Savings & Loans/Thrifts	0.1
Steel-Producers	0.1
Transport-Air Freight	0.1
Transport-Rail	0.1
Transport-Services	0.1
101.2%
Credit Quality#†
Government-Treasury	35.3%
Government-Agency	27.7
AAA	6.5
AA	3.0
A	9.5
BBB	13.7
BB	1.3
B	0.8
CCC	0.3
Below C	0.1
Not Rated@	1.8
100.0%

*  Calculated as a percentage of net assets.

†  Source: Standard and Poors

#  Calculated as a percentage of total debit issues, including short term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 7.0%
Diversified Financial Services — 7.0%
Banc of America Commercial Mtg., Inc. Series 2005-6, Class A4 5.18% due 09/10/47(1)(2)	$430,000	$429,076
Banc of America Commercial Mtg. Inc. Series 2007-1, Class A4 5.55% due 01/15/17(1)	700,000	702,224
Banc of America Commercial Mtg. Inc., Series 2006-2, Class A4 5.74% due 05/10/45(1)(2)	525,000	541,772
Bear Stearns Commercial Mtg. Securities, Inc. Series 2004-T16, Class A6 4.75% due 02/13/46(1)(2)	500,000	483,886
Bear Stearns Commercial Mtg. Securities, Inc. Series 2004-PWR5, Class A5 4.98% due 07/11/42(1)(2)	500,000	490,669
Bear Stearns Commercial Mtg. Securities, Inc. Series 2001-TOP4, Class A3 5.61% due 11/15/33(1)	200,000	203,404
Bear Stearns Commercial Mtg. Securities, Inc. Series 1998-C1, Class A2 6.44% due 06/16/08(1)	200,000	201,931
Bear Stearns Commercial Mtg. Securities, Inc. Series 2001-TOP2, Class A2 6.48% due 02/15/35(1)	350,000	365,727
Bear Stearns Commercial Mtg. Securities, Inc. Series 1999-WF2, Class A2 7.08% due 06/15/09(1)	300,000	309,571
Chase Commercial Mtg. Securities Corp. Series 1998-2, Class A2 6.39% due 11/18/30(1)	180,517	182,955
Chase Commercial Mtg. Securities Corp. Series 1998-1, Class A2 6.56% due 05/18/30(1)	124,980	125,860
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(1)(2)	225,000	224,817
CNH Equipment Trust Series 2006-A, Class A3 5.20% due 08/16/10	650,000	650,305
Commercial Mtg. Asset Trust Series 199-C1, Class A3 6.64% due 01/17/32(1)	199,482	204,177
Commercial Mortgage Pass Through Certs. Series 2005-C6, Class A5A 5.12% due 06/10/44(1)(2)	350,000	345,086
Commercial Mortgage Pass Through Certs. Series 2006-C7, Class A4 5.77% due 06/10/46(1)(2)	175,000	180,909

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
CS First Boston Mtg. Securities Corp. Series 2001-C1, Class A2 7.55% due 04/15/62(1)	$450,000	$474,034
First Union - Chase Commercial Mortgage Series 1999-C2, Class A2 6.65% due 06/15/31(1)	263,814	269,446
First Union - Lehman Brothers-Bank of America Series 1998-C2, Class A2 6.56% due 11/18/35(1)	215,837	217,570
GE Commercial Equipment Financing LLC Series 2004-A, Class A3 3.36% due 06/23/08*	144,397	143,805
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(1)(2)	600,000	581,150
Greenwich Capital Commercial Funding Corp. Series 2005-GG5, Class A5 5.22% due 04/10/37(1)(2)	650,000	645,797
Harley-Davidson Motorcycle Trust Series 2004-3, Class A2 3.20% due 05/15/12	211,193	206,835
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP5, Class A4 5.18% due 12/15/44(1)(2)	500,000	494,336
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2007-CB18, Class A4 5.44% due 06/12/47(1)	375,000	376,347
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB14, Class A4 5.48% due 12/12/44(1)(2)	650,000	655,088
LB-UBS Commercial Mtg. Trust Series 2005-C5, Class A2 4.89% due 09/15/30(1)	650,000	646,568
LB-UBS Commercial Mtg. Trust Series 2001-C7, Class A5 6.13% due 12/15/30(1)	200,000	207,979
Merrill Lynch Mtg. Investors, Inc. Series 2004-A1, Class 3A 4.83% due 02/25/34(1)(2)	339,048	335,763
Merrill Lynch Mtg. Trust Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)	400,000	392,238
Morgan Stanley Capital I Series 2005-T17, Class A5 4.78% due 04/15/34(1)	493,000	477,641
Morgan Stanley Capital I Series 2006-T21, Class A2 5.09% due 10/12/52(1)	670,000	669,170
Morgan Stanley Capital I Series 2007-HQ11, Class A4 5.45% due 02/20/44(1)(2)	700,000	702,365

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Capital I Series 1999-WF1, Class A2 6.21% due 11/15/31(1)	$254,786	$257,198
Morgan Stanley Capital I Series 1998-WF2, Class A2 6.54% due 07/15/30(1)	92,854	93,608
Morgan Stanley Capital I Series 1998-WF 1, Class A2 6.55% due 03/15/30(1)	13,161	13,171
Morgan Stanley Capital I Series 1999-LIFE, Class A2 7.11% due 04/15/33(1)	450,000	466,683
Morgan Stanley Dean Witter Capital I Series 2000-HQ, Class A2 6.09% due 04/15/34(1)	57,320	57,789
Morgan Stanley Dean Witter Capital I Series 2001-TOP3, Class A4 6.39% due 07/15/33(1)	650,000	678,300
Morgan Stanley Dean Witter Capital I Series 2001-TOP5, Class A4 6.39% due 10/15/35(1)	350,000	366,553
Morgan Stanley Dean Witter Capital I Series 2002-HQ, Class A3 6.51% due 04/15/34(1)	200,000	210,202
Nissan Auto Receivables Owner Trust Series 2005-A, Class A4 3.82% due 07/15/10	100,000	98,507
Nomura Asset Securities Corp. Series 1998-D6, Class A1B 6.59% due 03/15/30(1)	195,731	197,399
Ocwen Advance Receivables Backed Notes Series 2006-1A 5.36% due 11/24/15*(8)	275,000	274,313
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.11% due 09/25/36(1)(2)	217,833	220,516
WFS Financial Owner Trust Series 2003-4, Class A4 2.98% due 05/20/11	71,507	70,780
WFS Financial Owner Trust Series 2003-3, Class A4 3.25% due 05/20/11	218,443	216,720
Total Asset Backed Securities (cost $16,434,541)		16,360,240
CORPORATE BONDS & NOTES — 23.2%
Advertising Agency — 0.1%
Omnicom Group, Inc. Company Guar. Senior Notes 5.90% due 04/15/16	125,000	127,894
Aerospace/Defense — 0.1%
Raytheon Co. Senior Notes 6.75% due 08/15/07	99,000	99,424
Raytheon Co. Senior Notes 6.75% due 03/15/18	98,000	108,069
		207,493

Security Description	Principal Amount	Value (Note 2)
Aerospace/Defense-Equipment — 0.1%
Goodrich Corp. Notes 6.29% due 07/01/16	$250,000	$262,287
Agricultural Chemicals — 0.1%
Agrium, Inc. Debentures 7.70% due 02/01/17	40,000	44,360
Agrium, Inc. Debentures 7.80% due 02/01/27	185,000	205,362
Terra Capital, Inc. Senior Notes 7.00% due 02/01/17*	20,000	19,900
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	35,000	36,488
		306,110
Agricultural Operations — 0.2%
Bunge, Ltd. Finance Corp. Notes 5.35% due 04/15/14	77,000	74,235
Cargill, Inc. Notes 4.38% due 06/01/13*	100,000	95,135
Cargill, Inc. Notes 6.38% due 06/01/12*	255,000	268,030
		437,400
Airlines — 0.2%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	184,854	178,615
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 11/23/12	125,000	127,812
Continental Airlines, Inc. Pass Through Certs. Series 1998-3, Class A-2 6.32% due 11/01/08	250,000	252,344
		558,771
Auto-Cars/Light Trucks — 0.4%
Chrysler Corp. Debentures 7.45% due 03/01/27	100,000	112,690
DaimlerChrysler NA Holding Corp. Company Guar. Notes 5.69% due 03/13/09(4)	55,000	55,096
DaimlerChrysler NA Holding Corp. Company Guar. Notes 4.05% due 06/04/08	250,000	246,248
DaimlerChrysler NA Holding Corp. Company Guar. Notes 5.75% due 05/18/09	100,000	101,207
DaimlerChrysler NA Holding Corp. Company Guar. Bonds 5.75% due 09/08/11	41,000	41,653
DaimlerChrysler NA Holding Corp. Company Guar. Notes 6.50% due 11/15/13	250,000	263,292

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
Ford Motor Co. Debentures 6.38% due 02/01/29	$45,000	$32,063
Ford Motor Co. Notes 7.45% due 07/16/31	70,000	54,162
General Motors Corp. Debentures 8.25% due 07/15/23	20,000	18,000
General Motors Corp. Senior Bonds 8.38% due 07/15/33	11,000	9,873
		934,284
Banks-Commercial — 0.4%
Compass Bank Notes 5.50% due 04/01/20	100,000	98,357
HSBC Bank USA Sub. Notes 4.63% due 04/01/14	200,000	191,196
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	50,000	50,303
UBS AG Sub. Notes 5.88% due 07/15/16	115,000	119,752
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	74,000	76,135
US Bank NA Notes 3.90% due 08/15/08	13,000	12,769
Wachovia Bank NA Sub. Notes 7.80% due 08/18/10	300,000	322,755
		871,267
Banks-Money Center — 0.1%
Comerica Bank Senior Sub. Notes 5.75% due 11/21/16	120,000	120,310
RBS Capital Trust I Bank 4.71% due 07/01/13(4)(5)	71,000	67,844
		188,154
Banks-Special Purpose — 0.0%
Rabobank Capital Funding II Bonds 5.26% due 12/31/13*(4)(5)	65,000	63,242
Banks-Super Regional — 1.0%
BAC Capital Trust VI Bank Guaranteed 5.63% due 03/08/35	230,000	216,219
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	620,000	613,416
Bank of America Corp. Sub. Notes 5.42% due 03/15/17*	596,000	591,113

Security Description	Principal Amount	Value (Note 2)
Banks-Super Regional (continued)
Bank One Corp. Sub. Notes 5.90% due 11/15/11	$260,000	$267,189
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	205,000	207,078
Huntington National Bank Sub. Notes 6.60% due 06/15/18	31,000	32,936
JPMorgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	60,000	60,699
Wachovia Capital Trust III Bank Guar. Notes 5.80% due 03/15/11(4)(5)	314,000	317,745
		2,306,395
Beverages-Non-alcoholic — 0.2%
Coca-Cola Enterprises, Inc. Debentures 6.70% due 10/15/36	250,000	274,439
PepsiAmericas, Inc. Notes 4.88% due 01/15/15	250,000	240,560
		514,999
Brewery — 0.1%
Anheuser-Busch Cos., Inc. Bonds 6.00% due 11/01/41	124,000	120,994
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc. Senior Notes 7.65% due 09/15/10	160,000	168,948
Liberty Media LLC Bonds 7.88% due 07/15/09	40,000	41,964
		210,912
Building-Residential/Commerical — 0.3%
D.R. Horton, Inc. Company Guar. Notes 5.38% due 06/15/12	10,000	9,620
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	35,000	33,266
D.R. Horton, Inc. Senior Notes 6.50% due 04/15/16	70,000	68,460
D.R. Horton, Inc. Senior Notes 6.88% due 05/01/13	25,000	25,531
D.R. Horton, Inc. Company Guar. Notes 8.00% due 02/01/09	180,000	186,680
Lennar Corp. Company Guar. Notes 5.95% due 10/17/11	55,000	54,914
Pulte Homes, Inc. Company Guar. Notes 7.88% due 08/01/11	220,000	235,997

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Building-Residential/Commerical (continued)
Ryland Group Compnay Guar. Notes 6.88% due 06/15/13	$150,000	$151,975
		766,443
Cable TV — 0.5%
AT&T Broadband, Inc. Company Guar. Notes 8.38% due 03/15/13	270,000	308,763
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	100,000	109,250
Comcast Corp. Company Guar. Notes 5.88% due 02/15/18	60,000	60,162
Comcast Corp. Company Guar. Notes 6.50% due 01/15/15	115,000	121,295
Comcast Corp. Company Guar. Notes 7.05% due 03/15/33	365,000	391,865
Cox Communications, Inc. Bonds 5.50% due 10/01/15	115,000	113,089
Cox Communications, Inc. Notes 7.13% due 10/01/12	70,000	75,466
		1,179,890
Casino Hotels — 0.2%
Caesars Entertainment, Inc. Senior Notes 7.50% due 09/01/09	200,000	209,000
Harrah's Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	10,000	9,845
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	100,000	93,000
MGM Mirage, Inc. Company Guar. Notes 8.50% due 09/15/10	210,000	224,437
		536,282
Cellular Telecom — 0.3%
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	123,000	134,588
Cingular Wireless Services, Inc. Notes 8.13% due 05/01/12	160,000	180,108
Cingular Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	250,000	322,486
Rural Cellular Corp. Senior Sub. Notes 9.75% due 01/15/10	50,000	51,500
		688,682
Chemicals-Diversified — 0.1%
EI Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	22,000	21,461

Security Description	Principal Amount	Value (Note 2)
Chemicals-Diversified (continued)
ICI Wilmington, Inc. Company Guar. Notes 7.05% due 09/15/07	$97,000	$97,590
		119,051
Chemicals-Specialty — 0.2%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	110,000	103,681
Cytec Industries, Inc. Notes 5.50% due 10/01/10	90,000	90,339
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14*	50,000	51,687
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16*	75,000	76,875
Nalco Co. Senior Notes 7.75% due 11/15/11	35,000	35,875
Rockwood Specialties Group, Inc. Sub. Notes 7.50% due 11/15/14	100,000	101,500
		459,957
Commercial Services-Finance — 0.1%
Western Union Co. Company Guar. Sr. Notes 5.93% due 10/01/16	140,000	140,301
Computer Services — 0.2%
Computer Sciences Corp. Notes 3.50% due 04/15/08	34,000	33,195
Electronic Data Systems Corp. Senior Notes 6.00% due 08/01/13	190,000	194,113
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	160,000	174,439
		401,747
Consulting Services — 0.0%
FTI Consulting, Inc. Company Guar. Notes 7.63% due 06/15/13	50,000	51,875
Containers-Paper/Plastic — 0.2%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	25,000	25,000
Pactiv Corp. Bonds 7.95% due 12/15/25	35,000	39,013
Pliant Corp. Company Guar. Notes 11.13% due 09/01/09	75,000	75,000
Sealed Air Corp. Senior Notes 5.38% due 04/15/08*	165,000	164,208
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17*	150,000	146,625

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Containers-Paper/Plastic (continued)
Tenneco Packaging, Inc. Debentures 8.38% due 04/15/27	$40,000	$45,758
		495,604
Cosmetics & Toiletries — 0.1%
Procter & Gamble Co. Senior Notes 5.55% due 03/05/37	120,000	116,752
Direct Marketing — 0.0%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	75,000	77,063
Diversified Financial Services — 0.6%
AXA Financial, Inc. Senior Notes 6.50% due 04/01/08	50,000	50,541
General Electric Capital Corp. Notes 3.75% due 12/15/09	1,100,000	1,066,261
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	115,000	117,145
General Electric Capital Corp Notes 8.63% due 06/15/08	150,000	155,502
		1,389,449
Diversified Manufactured Operations — 0.0%
3M Co. Notes 6.38% due 02/15/28	66,000	71,158
Electric-Generation — 0.0%
The AES Corp. Senior Notes 8.88% due 02/15/11	75,000	80,625
Electric-Integrated — 1.6%
American Electric Power Co., Inc. Senior Notes 4.71% due 08/16/07(6)	37,000	36,891
American Electric Power Co., Inc. Senior Notes 5.38% due 03/15/10	200,000	201,568
Appalachian Power Co. Senior Notes 5.00% due 06/01/17	114,000	107,901
Baltimore Gas & Electric Senior Notes 6.35% due 10/01/36*	205,000	208,551
Centerpoint Energy, Inc. Senior Notes 5.88% due 06/01/08	81,000	81,313
Commonwealth Edison Co. 1st Mortgage Bonds 5.90% due 03/15/36	77,000	71,467
Commonwealth Edison Co. 1st Mtg. Bonds 5.95% due 08/15/16	79,000	77,332

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Consumers Energy Co. 1st Mtg. Bonds Series C 4.25% due 04/15/08	$69,000	$68,276
Dominion Resources, Inc. Senior Notes 5.00% due 03/15/13	200,000	195,177
Dominion Resources, Inc. Senior Notes 5.69% due 05/15/08(6)	69,000	69,161
Dominion Resources, Inc. Senior Notes 8.13% due 06/15/10	240,000	261,407
Duke Energy Corp. Senior Notes 4.20% due 10/01/08	61,000	60,077
Duke Energy Indiana, Inc. Debentures 5.00% due 09/15/13	55,000	53,522
Entergy Gulf States, Inc. 1st Mortgage Bonds 5.25% due 08/01/15	140,000	133,498
Exelon Generation Co. LLC Senior Notes 6.95% due 06/15/11	200,000	209,656
Midamerican Energy Holdings Co. Bonds 6.13% due 04/01/36	355,000	354,233
Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	385,000	417,276
NSTAR Notes 8.00% due 02/15/10	200,000	215,067
Ohio Power Co. Senior Notes 5.30% due 11/01/10	140,000	140,835
Peco Energy Co. 1st Mortgage Bonds 5.70% due 03/15/37	170,000	164,754
Pepco Holdings, Inc. Notes 6.45% due 08/15/12	39,000	40,810
Progress Energy, Inc. Senior Notes 6.85% due 04/15/12	160,000	171,558
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	51,000	55,309
PSEG Power LLC Company Guar. Notes 8.63% due 04/15/31	70,000	88,865
Public Service Electric & Gas Co. Sec. Notes 5.00% due 08/15/14	116,000	113,204
TXU Corp. Senior Notes 4.80% due 11/15/09	130,000	127,700

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Virginia Electric & Power Co. Notes 4.10% due 12/15/08	$64,000	$62,739
		3,788,147
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	35,000	36,488
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	55,000	54,519
Enterprise Software/Service — 0.0%
Oracle Corp. Notes 5.00% due 01/15/11	23,000	22,915
Finance-Auto Loans — 0.3%
Ford Motor Credit Co. Notes 5.70% due 01/15/10	160,000	153,164
Ford Motor Credit Co. Senior Notes 6.63% due 06/16/08	50,000	49,842
Ford Motor Credit Co. Notes 7.38% due 10/28/09	130,000	129,761
General Motors Acceptance Corp. Notes 6.75% due 12/01/14	145,000	142,548
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	195,000	195,189
		670,504
Finance-Commercial — 0.0%
CIT Group, Inc. Senior Notes 6.00% due 04/01/36	90,000	87,237
Finance-Consumer Loans — 0.3%
HSBC Finance Corp. Notes 4.75% due 07/15/13	88,000	85,004
HSBC Finance Corp. Notes 6.75% due 05/15/11	250,000	263,363
John Deere Capital Corp. Debentures 5.10% due 01/15/13	72,000	71,653
John Deere Capital Corp. Notes 5.40% due 04/07/10	280,000	282,794
		702,814
Finance-Credit Card — 0.0%
Capital One Bank Senior Sub. Notes 6.50% due 06/13/13	76,000	79,525
Finance-Investment Banker/Broker — 3.0%
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	1,363,000	1,330,642

Security Description	Principal Amount	Value (Note 2)
Finance-Investment Banker/Broker (continued)
Citigroup, Inc. Senior Notes 5.13% due 02/14/11	$150,000	$150,224
Credit Suisse First Boston USA, Inc. Notes 3.88% due 01/15/09	180,000	176,461
Credit Suisse First Boston USA, Inc. Notes 5.13% due 08/15/15	170,000	167,027
Credit Suisse First Boston USA, Inc. Notes 6.50% due 01/15/12	160,000	168,196
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	450,000	445,724
Goldman Sachs Group, Inc. Notes 6.13% due 02/15/33	82,000	81,952
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	350,000	355,529
Goldman Sachs Group, Inc. Notes 6.60% due 01/15/12	310,000	327,248
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	500,000	492,172
JP Morgan Chase & Co. Sub. Notes 5.15% due 10/01/15	100,000	97,783
JP Morgan Chase & Co. Sub. Notes 5.75% due 01/02/13	120,000	123,068
JP Morgan Chase & Co. Sub. Notes 6.75% due 02/01/11	420,000	441,675
Lehman Brothers Holdings, Inc. Senior Notes 5.25% due 02/06/12	60,000	59,945
Merrill Lynch & Co., Inc. Notes 5.45% due 07/15/14	400,000	400,455
Merrill Lynch & Co., Inc. Notes 5.77% due 07/25/11	150,000	153,443
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	150,000	153,882
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	215,000	208,435
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	200,000	200,456
Morgan Stanley Sub. Notes 4.75% due 04/01/14	1,150,000	1,092,255
Morgan Stanley Notes 5.45% due 01/09/17	122,000	119,993

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
Morgan Stanley Senior Notes 5.63% due 01/09/12	$60,000	$60,788
Morgan Stanley Notes 6.75% due 04/15/11	100,000	105,768
The Bear Stearns Cos., Inc. Senior Sub. Notes 5.55% due 01/22/17	60,000	58,849
		6,971,970
Finance-Mortgage Loan/Banker — 0.2%
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	110,000	110,883
Residential Capital LLC Company Guar. Notes 6.13% due 11/21/08	60,000	59,969
Residential Capital LLC Company Guar. Notes 6.38% due 06/30/10	103,000	102,972
Residential Capital LLC Company Guar. Notes 6.50% due 04/17/13	55,000	54,478
Residential Capital LLC Company Guar. Notes 6.88% due 06/30/15	77,000	77,687
		405,989
Finance-Other Services — 0.3%
SB Treasury Co. LLC Bonds 9.40% due 06/30/08*(4)(5)	220,000	230,220
Sun Life Canada US Capital Trust Company Guar. 8.53% due 05/06/07*(5)	350,000	365,962
		596,182
Food-Meat Products — 0.1%
Tyson Foods, Inc. Senior Notes 6.60% due 04/01/16	315,000	326,753
Food-Misc. — 0.3%
Kraft Foods, Inc, Notes 4.13% due 11/12/09	180,000	175,353
Kraft Foods, Inc. Senior Bonds 5.63% due 11/01/11	255,000	258,109
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	190,000	197,430
		630,892
Forestry — 0.1%
Weyerhaeuser Co. Debentures 7.38% due 03/15/32	110,000	115,233
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	75,000	74,625

Security Description	Principal Amount	Value (Note 2)
Gas-Distribution — 0.1%
Energen Corp. Notes 7.63% due 12/15/10	$190,000	$204,032
Sempra Energy Senior Notes 4.62% due 05/17/07	67,000	66,926
		270,958
Gas-Transportation — 0.0%
Northern National Gas Co. Senior Notes 6.75% due 09/15/08*	50,000	51,053
Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(6)	6,000	4,935
Hotel/Motel — 0.0%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16*	95,000	94,991
Independent Power Producers — 0.1%
Calpine Corp. Sec. Notes 8.75% due 07/15/13*(7)	150,000	159,750
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	80,000	82,200
		241,950
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	55,000	54,520
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	35,000	36,302
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	120,000	120,264
		211,086
Insurance-Life/Health — 0.5%
Lincoln National Corp. Jr. Sub. Bonds 7.00% due 05/17/66(4)	205,000	214,820
Protective Life Secured Trusts Senior Sec. Notes 4.00% due 10/07/09	170,000	165,410
Prudential Financial, Inc. Senior Notes 5.90% due 03/17/36	470,000	466,755
Reinsurance Group of America, Inc. Senior Notes 5.63% due 03/15/17	350,000	343,122
		1,190,107
Insurance-Multi-line — 0.4%
Farmers Insurance Exchange Notes 8.63% due 05/01/24*	250,000	297,324

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line (continued)
Metlife, Inc. Senior Notes 6.13% due 12/01/11	$200,000	$208,656
MMI Capital Trust I Company Guar. 7.63% due 12/15/27	100,000	110,609
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	225,000	228,022
Unitrin, Inc. Senior Notes 5.75% due 07/01/07	200,000	200,099
		1,044,710
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	150,000	149,591
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	130,000	135,754
		285,345
Insurance-Property/Casualty — 0.5%
Ace Capital Trust II 9.70% due 04/01/30	150,000	199,550
Crum & Forster Holdings Corp. Senior Notes 10.38% due 06/15/13	50,000	54,000
Everest Reinsurance Holdings, Inc. Notes 5.40% due 10/15/14	160,000	157,754
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	60,000	65,814
Fidelity National Title Group, Inc. Notes 7.30% due 08/15/11	220,000	228,328
Mercury General Corp. Senior Notes 7.25% due 08/15/11	175,000	186,905
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	89,000	92,009
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	70,000	69,099
WR Berkley Corp. Senior Sub. Notes 6.25% due 02/15/37	120,000	117,208
		1,170,667
Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc. Senior Notes 5.65% due 11/15/15	340,000	343,087
Nuveen Investments, Inc. Senior Notes 5.50% due 09/15/15	215,000	211,435
		554,522

Security Description	Principal Amount	Value (Note 2)
Machine Tools & Related Products — 0.1%
Kennametal, Inc. Senior Notes 7.20% due 06/15/12	$180,000	$193,314
Machinery-Farming — 0.0%
Case Corp. Notes 7.25% due 01/15/16	45,000	47,025
Medical Labs & Testing Services — 0.0%
Laboratory Corporation of America Company Guar. Notes 5.63% due 12/15/15	110,000	108,763
Medical Products — 0.1%
Baxter International, Inc. Senior Notes 5.90% due 09/01/16	115,000	118,678
Universal Hospital Services, Inc. Senior Notes 10.13% due 11/01/11	40,000	42,500
		161,178
Medical-Drugs — 0.2%
Abbott Laboratories Notes 5.88% due 05/15/16	60,000	62,070
American Home Products Corp. Notes 6.70% due 03/15/11	44,000	46,780
Eli Lilly & Co. Notes 5.50% due 03/15/27	120,000	115,618
Schering-Plough Corp. Senior Notes 6.50% due 12/01/33	125,000	138,794
Wyeth Bonds 5.50% due 02/01/14	115,000	115,700
Wyeth Notes 5.95% due 04/01/37	55,000	54,167
		533,129
Medical-HMO — 0.1%
UnitedHealth Group, Inc. Senior Bonds 5.38% due 03/15/16	340,000	337,490
Medical-Hospitals — 0.1%
HCA, Inc. Senior Notes 6.95% due 05/01/12	100,000	96,500
HCA, Inc. Sec. Notes 9.25% due 11/15/16*	100,000	107,875
		204,375
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp. Company Guar. Notes 5.63% due 09/15/12	130,000	130,273
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	160,000	158,997

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Medical-Wholesale Drug Distribution (continued)
Cardinal Health, Inc. Senior Notes 5.80% due 10/15/16*	$90,000	$89,672
		378,942
Metal Processors & Fabrication — 0.1%
Commercial Metals Co. Notes 5.63% due 11/15/13	125,000	123,683
Metal-Aluminum — 0.1%
Alcoa, Inc. Bonds 5.90% due 02/01/27	84,000	81,978
Alcoa, Inc. Bonds 6.50% due 06/15/18	52,000	54,874
		136,852
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	30,000	32,438
Multimedia — 1.0%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	410,000	460,767
Belo Corp. Senior Notes 8.00% due 11/01/08	180,000	186,634
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	210,000	225,620
News America Holdings, Inc. Debentures 8.45% due 08/01/34	20,000	25,054
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	160,000	159,148
News America, Inc. Senior Notes 6.63% due 01/09/08	190,000	191,604
News America, Inc. Debentures 7.28% due 06/30/28	95,000	102,641
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	115,000	124,485
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	330,000	390,082
Time Warner, Inc. Company Guar. Notes 6.75% due 04/15/11	35,000	36,885
Time Warner, Inc. Company Guar. Notes 6.88% due 05/01/12	110,000	117,218

Security Description	Principal Amount	Value (Note 2)
Multimedia (continued)
Viacom, Inc. Senior Notes 6.25% due 04/30/16	$242,000	$245,327
		2,265,465
Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc. Company Guar. Notes 6.88% due 05/15/09	150,000	154,685
Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 6.40% due 03/15/16	180,000	185,134
Oil Companies-Exploration & Production — 0.3%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	200,000	209,000
Devon Energy Corp. Company Guar. Debentures 7.95% due 04/15/32	120,000	143,908
Devon Financing Corp. ULC Company Guar. Notes 6.88% due 09/30/11	66,000	70,212
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 12/15/15	75,000	75,150
Pemex Project Funding Master Trust Company Guar. Notes 8.00% due 11/15/11	150,000	165,750
		664,020
Oil Companies-Integrated — 0.5%
ConocoPhillips Co. Notes 8.75% due 05/25/10	160,000	177,594
ConocoPhillips Holding Co. Senior Notes 6.95% due 04/15/29	330,000	374,177
Hess Corp. Notes 7.13% due 03/15/33	130,000	140,632
Hess Corp. Bonds 7.88% due 10/01/29	326,000	376,044
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	138,000	154,186
		1,222,633
Oil Refining & Marketing — 0.2%
Motiva Enterprises LLC Senior Notes 5.20% due 09/15/12*	225,000	223,899
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	162,000	168,768
		392,667

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Oil-Field Services — 0.3%
Halliburton Co. Debentures 7.60% due 08/15/96*	$180,000	$206,545
Hanover Compressor Co. Senior Notes 9.00% due 06/01/14	125,000	135,313
Smith International, Inc. Senior Notes 6.00% due 06/15/16	300,000	305,698
		647,556
Paper & Related Products — 0.1%
Bowater, Inc. Notes 6.50% due 06/15/13	75,000	67,687
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	25,000	25,125
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	5,000	5,013
Temple-Inland, Inc. Bonds 6.63% due 01/15/18	195,000	204,995
		302,820
Pipelines — 0.7%
Centerpoint Energy Resources Corp. Notes 7.75% due 02/15/11	347,000	375,201
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	75,000	77,625
DCP Midstream LP Bonds 6.45% due 11/03/36*	70,000	71,197
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	35,000	36,834
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	75,000	79,500
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17*	121,000	121,450
Enbridge Energy Partners LP Senior Notes 5.88% due 12/15/16	34,000	34,159
Kinder Morgan Energy Partners LP Notes 6.75% due 03/15/11	370,000	388,746
ONEOK Partners LP Company Guar. Notes 6.15% due 10/01/16	44,000	44,983
Southern Natural Gas Co. Notes 5.90% due 04/01/17*	38,000	38,000
Spectra Energy Capital LLC Notes 5.67% due 08/15/14	190,000	188,009

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
Spectra Energy Capital LLC Senior Notes 6.25% due 02/15/13	$80,000	$81,902
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	70,000	77,000
		1,614,606
Private Corrections — 0.0%
Corrections Corp. of America Company Guar. Notes 6.25% due 03/15/13	50,000	50,000
Radio — 0.1%
Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	231,000	239,344
Real Estate Investment Trusts — 1.4%
Avalon Properties, Inc. Notes 6.88% due 12/15/07	40,000	40,397
AvalonBay Communities, Inc. Senior Notes 5.75% due 09/15/16	87,000	88,149
AvalonBay Communities, Inc. Notes 7.50% due 08/01/09	200,000	210,417
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	160,000	162,351
Camden Property Trust Senior Notes 4.38% due 01/15/10	230,000	225,363
Camden Property Trust Notes 6.75% due 09/15/10	80,000	83,696
Colonial Properties Trust Notes 6.25% due 06/15/14	45,000	46,496
Developers Diversified Realty Corp. Notes 3.88% due 01/30/09	180,000	175,371
Developers Diversified Realty Corp. Senior Notes 5.00% due 05/03/10	60,000	59,576
Developers Diversified Realty Corp. Bonds 5.38% due 10/15/12	90,000	89,953
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	90,000	89,390
Health Care Property Investors, Inc. Senior Notes 6.00% due 03/01/15	60,000	60,169
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	300,000	307,523
Kimco Realty Corp. Notes 5.19% due 10/01/13	80,000	78,867
Kimco Realty Corp. Notes 5.58% due 11/23/15	180,000	180,839

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Liberty Property LP Senior Notes 5.50% due 12/15/16	$50,000	$49,652
Liberty Property LP Senior Notes 7.75% due 04/15/09	70,000	73,199
Liberty Property LP Senior Notes 8.50% due 08/01/10	230,000	252,327
Mack-Cali Realty LP Bonds 5.80% due 01/15/16	34,000	34,229
New Plan Excel Realty Trust Senior Notes 4.50% due 02/01/11	100,000	96,642
Simon Property Group LP Notes 4.60% due 06/15/10	75,000	73,728
Simon Property Group LP Notes 5.00% due 03/01/12	28,000	27,735
Simon Property Group LP Notes 5.10% due 06/15/15	285,000	277,901
Simon Property Group LP Notes 5.38% due 06/01/11	180,000	181,118
Simon Property Group LP Notes 5.38% due 08/28/08	35,000	34,998
United Dominion Realty Trust, Inc. Senior Notes 5.25% due 01/15/15	190,000	185,680
Vornado Realty LP Notes 4.50% due 08/15/09	55,000	53,901
		3,239,667
Real Estate Management/Services — 0.1%
AMB Property LP Company Guar. Notes 7.10% due 06/30/08	150,000	152,433
Real Estate Operations & Development — 0.3%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	255,000	260,355
ERP Operating LP Notes 5.13% due 03/15/16	95,000	92,650
ERP Operating LP Notes 6.63% due 03/15/12	150,000	159,645
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	100,000	97,054
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	105,000	102,208
		711,912

Security Description	Principal Amount	Value (Note 2)
Recycling — 0.0%
Aleris International, Inc. Senior Notes 9.00% due 12/15/14*	$40,000	$42,200
Aleris International, Inc. Senior Sub. Notes 10.00% due 12/15/16*	10,000	10,500
		52,700
Rental Auto/Equipment — 0.0%
Erac USA Finance Co. Notes 7.35% due 06/15/08*	90,000	91,628
Research & Development — 0.0%
Alion Science and Technology Corp. Senior Notes 10.25% due 02/01/15*	30,000	30,900
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 5.88% due 12/16/36	115,000	109,644
Retail-Discount — 0.1%
Wal-Mart Stores, Inc. Senior Notes 5.88% due 04/05/27	120,000	119,679
Retail-Drug Store — 0.1%
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	223,856	226,410
Savings & Loans/Thrifts — 0.1%
Washington Mutual Preferred Funding Delaware Bonds 6.53% due 3/15/11*(4)(5)	100,000	98,378
Washington Mutual Preferred Funding II Bonds 6.67% due 12/15/16*(4)(5)	143,000	140,341
		238,719
Special Purpose Entities — 0.4%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	115,000	112,628
Capital One Capital IV Company Guar. Notes 6.75% due 02/17/37	60,000	57,484
Cyrus Reinsurance Holdings SPC Senior Notes 6.37% due 09/01/08*(3)(8)	45,000	44,888
John Hancock Global Funding II Notes 5.00% due 07/27/07*	200,000	199,641
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	45,000	45,552
Pricoa Global Funding I Notes 3.90% due 12/15/08*	200,000	195,454
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	91,000	90,822

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Special Purpose Entities (continued)
Principal Life Global Funding I Notes 6.13% due 10/15/33*	$190,000	$197,779
		944,248
Steel-Producer — 0.1%
International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	120,000	124,950
Telecom Services — 0.5%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	96,000	98,501
Embarq Corp. Senior Notes 7.08% due 06/01/16	120,000	122,345
Qwest Corp. Senior Notes 7.50% due 10/01/14	50,000	52,750
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	350,000	375,722
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	540,000	625,909
		1,275,227
Telephone-Integrated — 1.0%
BellSouth Corp. Bonds 5.20% due 09/15/14	190,000	186,776
BellSouth Corp. Bonds 6.55% due 06/15/34	180,000	185,062
CenturyTel, Inc. Senior Notes 6.00% due 04/01/17	80,000	79,231
Citizens Communications Co. Bonds 7.13% due 03/15/19*	25,000	24,750
GTE Northwest, Inc. Debentures 5.55% due 10/15/08	39,000	39,113
New England Telephone & Telegraph Co. Debentures 7.88% due 11/15/29	53,000	59,585
SBC Communications, Inc. Notes 5.10% due 09/15/14	740,000	722,969
Sprint Capital Corp. Company Guar. Bonds 6.38% due 05/01/09	100,000	102,144
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	120,000	119,506
Sprint Capital Corp. Company Guar. Notes 7.63% due 01/30/11	400,000	430,052
Sprint Capital Corp. Company Guar. Bonds 8.38% due 03/15/12	30,000	33,472

Security Description	Principal Amount	Value (Note 2)
Telephone-Integrated (continued)
Sprint Capital Corp. Company Guar. Bonds 8.75% due 03/15/32	$220,000	$259,494
Verizon Communications, Inc. Senior Notes 6.25% due 04/01/37	60,000	59,430
Verizon New York, Inc. Debentures 6.88% due 04/01/12	34,000	35,882
		2,337,466
Television — 0.2%
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	210,000	225,902
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	90,000	97,016
Paxson Communication Corp. Sec. Notes 11.61% due 01/15/13*(4)	60,000	62,550
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	20,000	19,700
		405,168
Tobacco — 0.2%
Altria Group, Inc. Senior Notes 7.00% due 11/04/13	235,000	255,206
Altria Group, Inc. Notes 7.65% due 07/01/08	70,000	71,948
Philip Morris Capital Corp. Bonds 7.50% due 07/16/09	40,000	41,652
		368,806
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	325,274	340,318
Transport-Rail — 0.1%
Burlington Northern Santa Fe Corp. Debentures 7.29% due 06/01/36	87,000	97,132
Norfolk Southern Corp. Senior Notes 7.70% due 05/15/17	110,000	122,589
		219,721
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	38,000	38,290
Ryder System, Inc. Notes 5.00% due 06/15/12	71,000	69,417
Ryder System, Inc. Notes 5.85% due 03/01/14	29,000	28,948
		136,655
Total Corporate Bonds & Notes (cost $54,437,392)		54,491,568

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 5.1%
Agricultural Chemicals — 0.1%
Potash Corp. of Saskatchewan Notes 7.13% due 06/15/07	$125,000	$125,433
Yara International ASA Notes 5.25% due 12/15/14*	155,000	149,753
		275,186
Banks-Commercial — 0.8%
Barclays Bank PLC Sub. Notes 5.93% due 12/15/16*(4)(5)	103,000	105,476
HSBC Holdings PLC Sub. Notes 6.50% due 05/02/36	200,000	211,382
Overseas-Chinese Banking Sub. Notes 7.75% due 09/06/11*	250,000	275,410
Royal Bank of Scotland Group PLC Sub. Notes 5.05% due 01/08/15	230,000	225,581
Royal Bank of Scotland Group PLC Sub. Notes 6.38% due 02/01/11	280,000	292,546
Royal Bank of Scotland Group PLC Bonds 7.65% due 09/30/31(4)(5)	150,000	173,578
RSHB Capital Bonds 7.18% due 05/16/13	175,000	183,958
Societe Generale Senior Sub Notes 5.92% due 04/05/17*(4)(5)	240,000	239,856
VTB Capital SA Senior Notes 6.25% due 07/02/35*	190,000	196,413
		1,904,200
Banks-Money Center — 0.1%
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	300,000	305,655
Beverages-Wine/Spirits — 0.0%
Diageo Capital PLC Company Guar. Notes 5.13% due 01/30/12	90,000	89,562
Brewery — 0.3%
CIA Brasileira De Bebida Notes 8.75% due 09/15/13	235,000	272,600
CIA Brasileira De Bebida Company Guar. Notes 10.50% due 12/15/11	40,000	48,000
SABMiller PLC Notes 6.20% due 07/01/11*	250,000	258,135
SABMiller PLC Notes 6.50% due 07/01/16*	115,000	121,526
		700,261

Security Description	Principal Amount	Value (Note 2)
Building & Construction-Misc. — 0.1%
Conproca SA de CV Secured Sr. Notes 12.00% due 06/16/10	$140,000	$159,600
Building Products-Cement — 0.1%
C8 Capital SPV, Ltd. Notes 6.64% due 12/31/14*(4)(5)	195,000	192,705
Cellular Telecom — 0.1%
Vodafone Group PLC Bonds 6.15% due 02/27/37	120,000	115,846
Chemicals-Specialty — 0.1%
Methanex Corp. Notes 6.00% due 08/15/15	220,000	210,645
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	43,000	44,432
Diversified Manufactured Operations — 0.2%
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	70,000	73,584
Tyco International Group SA Company Guar. Notes 6.13% due 11/01/08	100,000	101,346
Tyco International Group SA Company Guar. Notes 6.75% due 02/15/11	150,000	159,879
		334,809
Diversified Minerals — 0.1%
BHP Billiton Finance, Ltd. Company Guar. Notes 5.40% due 03/29/17	120,000	119,087
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 01/23/17	100,000	101,896
		220,983
Diversified Operations — 0.2%
Hutchison Whampoa International, Ltd. Company Guar. Notes 5.45% due 11/24/10*	200,000	201,153
Pacificorp Australia Bonds 6.15% due 01/15/08*	170,000	170,812
		371,965
Electric-Distribution — 0.0%
United Energy Distribution Holdings Property, Ltd. Senior Notes 4.70% due 04/15/11*	85,000	83,501
Electric-Generation — 0.2%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	325,000	328,363
Electric-Integrated — 0.0%
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	78,000	83,495

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Financial Guarantee Insurance — 0.1%
Security Capital Assurance, Ltd. Bonds 6.88% due 09/30/17*(4)(5)(8)	$120,000	$120,000
Insurance-Multi-line — 0.2%
AXA SA Sub. Notes 6.38% due 12/14/36*(4)(5)	77,000	73,909
AXA SA Sub. Notes 8.60% due 12/15/30	250,000	318,735
ING Groep NV Bonds 5.78% due 12/08/15(4)(5)	132,000	131,323
		523,967
Insurance-Property/Casualty — 0.1%
Xl Capital (Europe) PLC Company Guar. Notes 6.50% due 01/15/12	240,000	251,297
Medical-Drugs — 0.1%
Angiotech Pharmaceuticals, Inc. Senior Notes 9.11% due 12/01/13*(4)	110,000	112,337
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	75,000	73,688
		186,025
Metal-Diversified — 0.1%
Inco, Ltd. Bonds 7.20% due 09/15/32	220,000	235,588
Inco, Ltd. Senior Notes 7.75% due 05/15/12	60,000	65,970
		301,558
Non-Ferrous Metals — 0.1%
Codelo, Inc. Notes 6.38% due 11/30/12*	200,000	210,381
Oil Companies-Exploration & Production — 0.2%
Canadian Natural Resources, Ltd. Notes 6.25% due 03/15/38	280,000	273,953
Nexen, Inc. Bonds 5.88% due 03/10/35	33,000	30,956
Nexen, Inc. Notes 7.88% due 03/15/32	26,000	30,779
		335,688
Oil Companies-Integrated — 0.0%
ConocoPhillips Canada Funding Co. Company Guar. Notes 5.95% due 10/15/36	45,000	45,501
Petro-Canada Notes 5.95% due 05/15/35	50,000	47,697
		93,198

Security Description	Principal Amount	Value (Note 2)
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Sr. Notes 6.50% due 08/01/36	$230,000	$229,973
Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	50,000	50,625
Property Trust — 0.1%
Westfield Group Senior Notes 5.40% due 10/01/12*	320,000	321,783
Satellite Telecom — 0.0%
Intelsat Bermuda, Ltd. Senior Notes 8.87% due 01/15/15*(4)	50,000	51,000
Intelsat, Ltd. Senior Notes 6.50% due 11/01/13	40,000	35,300
		86,300
Special Purpose Entities — 0.4%
National Gas Co. Notes 6.05% due 01/15/36*	325,000	314,188
SMFG Preferred Capital Ltd. Bonds 6.08% due 01/25/17*(4)(5)	111,000	111,215
UFJ Finance Aruba AEC Bonds 6.75% due 07/15/13	490,000	527,820
		953,223
Telecom Services — 0.0%
TELUS Corp. Notes 8.00% due 06/01/11	21,000	23,000
Telephone-Integrated — 1.2%
British Telecommunications PLC Notes 8.13% due 12/15/10	350,000	390,691
British Telecommunications PLC Bonds 9.13% due 12/15/30	284,000	389,936
Deutsche Telekom International Finance BV Company Guar. Bonds 8.50% due 06/15/10	220,000	238,484
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	410,000	507,850
France Telecom SA Bonds 7.75% due 03/01/11	180,000	196,106
France Telecom SA Notes 8.50% due 03/01/31	135,000	175,454
Telecom Italia Capital SA Company Guar. Notes 4.00% due 01/15/10	125,000	120,766
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	115,000	109,106

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	$550,000	$564,497
Telefonica Europe BV Company Guar. Bonds 7.75% due 09/15/10	180,000	193,961
		2,886,851
Total Foreign Corporate Bonds & Notes (cost $11,898,806)		11,995,077
FOREIGN GOVERNMENT AGENCIES — 0.4%
Sovereign — 0.4%
Province of Quebec Debentures 7.50% due 09/15/29	116,000	146,560
United Mexican States Notes 5.63% due 01/15/17	150,000	151,200
United Mexican States Notes 6.75% due 09/27/34	528,000	575,784
Total Foreign Government Agencies (cost $854,071)		873,544
U.S. GOVERNMENT AGENCIES — 26.6%
Federal Home Loan Mtg. Corp. — 4.9%
4.13% due 07/12/10	556,000	544,614
4.50% due 01/15/13	1,579,000	1,548,811
4.50% due 11/01/20	966,696	936,035
5.00% due 09/01/21	1,916,166	1,890,531
5.00% due 11/01/36	398,535	385,167
5.00% due 12/01/36	3,200,638	3,093,280
5.00% due 01/01/37	348,938	337,233
5.00% due April TBA	977,000	944,026
5.47% due 03/01/36(4)	200,000	199,704
5.75% due 03/15/09	50,000	50,798
5.85% due 01/01/37(4)	249,903	252,400
6.25% due 07/15/32	206,000	234,635
6.50% due April TBA	1,000,000	1,019,688
6.75% due 03/15/31	100,000	120,007
		11,556,929
Federal National Mtg. Assoc. — 5.1%
4.47% due 02/01/34(4)	399,999	394,637
4.66% due 07/01/35(4)	68,770	68,566
4.66% due 10/01/35(4)	250,000	247,151
4.88% due 01/01/35(4)	651,371	651,333
5.01% due 12/01/35(4)	66,470	66,499
5.33% due 11/01/36(4)	100,453	100,786
5.38% due 11/15/11	500,000	511,080
5.50% due 12/01/20	945,464	948,096
5.50% due 11/01/36	4,113,641	4,070,738
5.50% due 12/01/36	1,164,815	1,149,136
6.00% due 05/15/11	250,000	260,674
6.00% due 10/01/36	1,755,306	1,768,354
6.00% due 11/01/36	798,070	800,996
6.00% due April TBA	257,000	258,847
6.50% due 07/01/36	449,928	458,984
6.63% due 11/15/30	107,000	126,127
7.25% due 01/15/10	200,000	212,540
		12,094,544

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. — 16.6%
4.50% due 04/15/18	$264,495	$257,854
4.50% due 05/15/18	1,540,886	1,501,959
4.50% due 08/15/18	84,048	81,924
4.50% due 09/15/18	617,318	601,723
4.50% due 10/15/18	2,790,936	2,720,429
4.50% due 09/15/33	715,786	678,608
5.00% due 06/15/33	26,990	26,306
5.00% due 08/15/33	158,762	154,737
5.00% due 09/15/33	233,021	227,114
5.00% due 10/15/33	166,245	162,031
5.00% due 11/15/33	18,351	17,886
5.00% due 06/15/34	635,179	618,727
5.00% due 05/15/35	25,650	24,973
5.00% due 09/15/35	27,800	27,065
5.00% due 11/15/35	989,794	963,639
5.00% due 02/15/36	800,086	778,526
5.00% due 03/15/36	991,151	964,442
5.00% due 05/15/36	941,754	916,376
5.00% due 06/15/36	896,184	872,035
5.00% due 08/15/36	49,644	48,306
5.50% due 02/15/32	45,631	45,450
5.50% due 03/15/32	45,359	45,182
5.50% due 12/15/32	66,298	66,035
5.50% due 01/15/33	29,943	29,818
5.50% due 02/15/33	200,382	199,546
5.50% due 03/15/33	663,693	660,925
5.50% due 04/15/33	2,090,515	2,081,826
5.50% due 05/15/33	36,894	36,740
5.50% due 06/15/33	2,852,186	2,840,290
5.50% due 07/15/33	2,021,598	2,013,168
5.50% due 08/15/33	377,939	376,363
5.50% due 09/15/33	49,149	48,944
5.50% due 11/15/33	372,911	371,356
5.50% due 12/15/33	22,840	22,745
5.50% due 01/15/34	894,800	890,816
5.50% due 02/15/34	387,075	385,352
6.00% due 04/15/28	946,033	962,323
6.00% due 01/15/29	159,092	161,744
6.00% due 03/15/29	254,239	258,478
6.00% due 11/15/31	84,822	86,178
6.00% due 12/15/31	198,545	201,720
6.00% due 04/15/32	179,122	181,910
6.00% due 08/15/32	42,958	43,627
6.00% due 09/15/32	151,384	153,740
6.00% due 10/15/32	463,056	470,262
6.00% due 11/15/32	189,544	192,493
6.00% due 01/15/33	26,134	26,531
6.00% due 02/15/33	320,989	325,872
6.00% due 03/15/33	75,090	76,232
6.00% due 09/15/33	154,795	157,150
6.00% due 01/15/34	790,313	801,405
6.00% due 03/15/34	223,976	227,120
6.00% due 05/15/34	182,644	185,207
6.00% due 07/15/34	112,685	114,267
6.00% due 08/15/34	1,001,946	1,016,007
6.00% due 09/15/34	150,103	152,210
6.00% due 11/15/34	534,626	542,130
6.00% due 03/15/35	571,601	579,250

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
6.00% due 08/15/35	$584,012	$591,827
6.00% due 01/15/36	309,730	313,773
6.00% due 02/15/36	374,081	378,965
6.00% due 04/15/36	875,231	886,658
6.00% due 05/15/36	478,937	485,190
6.00% due 06/15/36	1,011,901	1,722,525
6.00% due 07/15/36	368,216	373,023
6.00% due 08/15/36	1,119,885	1,135,204
6.00% due 09/15/36	1,281,846	1,298,580
6.00% due 10/15/36	1,827,993	1,852,359
6.00% due 11/15/36	746,936	756,687
6.00% due 12/15/36	249,215	252,468
6.50% due 09/15/28	25,270	26,024
6.50% due 06/15/31	27,682	28,481
6.50% due 09/15/31	66,991	68,925
6.50% due 10/15/31	26,212	26,969
6.50% due 11/15/31	14,101	14,508
6.50% due 12/15/31	28,160	28,973
7.50% due 08/15/07	3,746	3,758
7.50% due 09/15/30	28,101	29,341
		38,949,310
Total U.S. Government Agencies (cost $62,904,329)		62,600,783
U.S. GOVERNMENT TREASURIES — 34.1%
United States Treasury Bonds — 3.6%
4.50% due 02/15/36	3,000,000	2,828,436
5.38% due 02/15/31	708,000	754,795
6.25% due 08/15/23	531,000	609,613
7.13% due 02/15/23	249,000	309,130
7.25% due 08/15/22	60,000	75,042
7.88% due 02/15/21	2,540,000	3,299,617
8.13% due 05/15/21	30,000	39,834
8.75% due 08/15/20	42,000	57,924
8.88% due 02/15/19	124,000	169,434
9.00% due 11/15/18	100,000	137,406
9.13% due 05/15/18	75,000	103,096
		8,384,327
United States Treasury Notes — 30.5%
2.63% due 05/15/08	1,060,000	1,034,536
2.75% due 08/15/07	1,186,000	1,175,900
3.00% due 11/15/07	1,915,000	1,891,511
3.25% due 08/15/07(11)	35,000	34,766
3.88% due 02/15/13	8,815,000	8,514,391
4.00% due 08/31/07	1,000,000	995,859
4.00% due 11/15/12	3,435,000	3,344,831
4.00% due 02/15/14	278,000	268,183
4.25% due 08/15/13	2,445,000	2,403,264
4.25% due 11/15/13	2,056,000	2,017,370
4.25% due 08/15/14	136,000	132,945
4.25% due 11/15/14	2,945,000	2,898,639
4.38% due 05/15/07	2,460,000	2,457,791
4.38% due 08/15/12	12,479,000	12,400,520
4.50% due 09/30/11	900,000	898,523
4.50% due 11/15/15	11,000,000	10,887,855
4.63% due 08/31/11	1,876,000	1,882,889
4.63% due 11/15/16	110,000	109,678
4.75% due 11/15/08	1,572,000	1,572,737

Security Description	Principal Amount	Value (Note 2)
United States Treasury Notes (continued)
4.75% due 05/15/14	$430,000	$433,880
4.75% due 02/15/37	1,250,000	1,230,469
4.88% due 05/31/11	3,600,000	3,644,719
4.88% due 02/15/12	1,615,000	1,640,171
5.00% due 02/15/11	1,250,000	1,271,435
5.00% due 08/15/11	809,000	824,674
5.13% due 06/30/08	3,000,000	3,010,781
5.50% due 02/15/08	84,000	84,400
5.63% due 05/15/08	90,000	90,735
5.75% due 08/15/10	789,000	818,741
6.00% due 08/15/09	1,293,000	1,333,356
6.13% due 08/15/07	875,000	878,418
6.50% due 02/15/10	1,395,000	1,467,202
6.63% due 05/15/07	80,000	80,147
		71,731,316
Total U.S. Government Treasuries (cost $80,318,846)		80,115,643
EXCHANGE TRADED FUNDS — 0.5%
Index Fund-Debt — 0.5%
iShares Lehman 7-10 Year Treasury Bond Fund (cost $1,134,557)	13,600	$1,130,024
Total Long-Term Investment Securities (cost $227,982,195)		227,566,879
SHORT-TERM INVESTMENT SECURITIES — 0.2%
U.S. Government Agencies — 0.2%
Federal Home Loan Bank 4.97% due 04/02/07 (cost $599,917)	600,000	599,917
REPURCHASE AGREEMENTS — 4.1%
Agreement with State Street Bank & Trust Co., bearing interest at 3.65%, dated 03/31/07, to be repurchased 04/02/07 in the amount of $109,033 and collateralized by $85,000 of United States Treasury Bonds, bearing interest at 8.88%, due 02/15/19 and having an approximate value of $117,213	109,000	109,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 03/31/07, to be repurchased 04/02/07 in the amount of $4,678,169 and collateralized by $4,820,000 of Federal Home Loan Mtg. Corp, bearing interest at 5.00%, due 12/14/18 and having an approximate value of $4,771,800	4,677,000	4,677,000
Bank of America Joint Repurchase Agreement(9)	335,000	335,000
UBS Securities, LLC Joint Repurchase Agreement(9)	340,000	340,000

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
UBS Securities, LLC Joint Repurchase Agreement(9)	$4,296,000	$4,296,000
Total Repurchase Agreements (cost $9,757,000)		9,757,000
TOTAL INVESTMENTS (cost $238,339,112)(10)	101.2%	237,923,796
Liabilities in excess of other assets	(1.2)	(2,921,473)
NET ASSETS	100.0%	$235,002,323
BONDS & NOTES SOLD SHORT — (0.8%) U.S. Government Agencies — (0.8%)
Federal National Mtg. Assoc. 5.50% due Apr TBA	(672,000)	(664,860)
Federal National Mtg. Assoc. 6.50% due Apr TBA	(910,000)	(193,800)
Federal Home Loan Mtg. Assoc. 5.00% due Apr TBA	(1,000,000)	(966,250)
(Proceeds ($1,829,946))	$(1,862,000)	$(1,824,910)

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2007, the aggregate value of these securities was $10,524,195 representing 4.48% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†  Non-income producing security

(1)  Collateralized Mortgaged Obligation

(2)  Variable Rate Security - the rate reflected is as of March 31, 2007, maturity date reflects the stated maturity date.

(3)  Variable Rate Security - the rate reflected is as of March 31, 2007, maturity date reflects next reset date.

(4)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2007

(5)  Perpetual maturity - maturity date reflects the next call date.

(6)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(7)  Company has filed Chapter 11 bankruptcy protection.

(8)  Fair Valued Security; see Note 2.

(9)  See Note 2 for details of Joint Repurchase Agreements.

(10)  See Note 3 for cost of investments on a tax basis.

(11)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depository Receipt

TBA — To Be Announced.

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of March 31, 2007	Unrealized Appreciation (Depreciation)
5	Short	U.S. Tresury Bond	Jun-07	$565,768	$556,250	$9,518

See Notes to Financial Statements

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007

Industry Allocation*
Federal National Mtg. Assoc.	24.6%
Diversified Financial Services	15.7
Sovereign	14.4
Time Deposits	7.2
Federal Home Loan Mtg. Corp.	5.3
Oil Companies-Exploration & Production	4.7
Finance-Auto Loans	2.8
Home Equity Other	1.8
Cable TV	1.7
Pipelines	1.6
Independent Power Producers	1.4
Medical-Hospitals	1.4
Special Purpose Entities	1.2
Chemicals-Specialty	1.1
Casino Hotels	1.1
Telephone-Integrated	1.1
Metal-Diversified	0.9
Telecom Services	0.9
Airlines	0.8
Commercial Paper	0.8
Electronic Components-Semiconductors	0.8
Satellite Telecom	0.8
Transport-Air Freight	0.8
Agricultural Chemicals	0.7
Cellular Telecom	0.7
Diversified Minerals	0.7
Television	0.7
Auto-Cars/Light Trucks	0.6
Building & Construction Products-Misc.	0.6
Foreign Government Agencies	0.6
Medical-Drugs	0.6
Non-Hazardous Waste Disposal	0.6
Paper & Related Products	0.6
Theaters	0.6
Banks-Commercial	0.5
Containers-Metal/Glass	0.5
Containers-Paper/Plastic	0.5
Electric-Generation	0.5
Electric-Integrated	0.5
Electronics-Military	0.4
Medical Products	0.4
Oil-Field Services	0.4
Broadcast Services/Program	0.3
Computer Services	0.3
Consumer Products-Misc.	0.3
Electric-Distribution	0.3
Funeral Services & Related Items	0.3
Gambling (Non-Hotel)	0.3
Housewares	0.3
Oil Companies-Integrated	0.3
Recycling	0.3
Storage/Warehousing	0.3
Applications Software	0.2
Auto/Truck Parts & Equipment-Original	0.2
Direct Marketing	0.2
Home Furnishings	0.2
Machinery-Farming	0.2
Medical-HMO	0.2
Medical-Nursing Homes	0.2
Printing-Commercial	0.2
Rental Auto/Equipment	0.2

Retail-Drug Store	0.2%
Retail-Petroleum Products	0.2
Steel-Producers	0.2
Travel Services	0.2
Beverages-Non-alcoholic	0.1
Building Products-Wood	0.1
Chemicals-Diversified	0.1
Coal	0.1
Commercial Services	0.1
Computers-Memory Devices	0.1
Diversified Manufactured Operations	0.1
Electronic Components-Misc.	0.1
Energy-Alternate Sources	0.1
Food-Meat Products	0.1
Food-Misc.	0.1
Golf	0.1
Government National Mtg. Assoc.	0.1
Hotels/Motels	0.1
Insurance-Property/Casualty	0.1
Machinery-General Industrial	0.1
Medical Information Systems	0.1
Medical-Biomedical/Gene	0.1
Medical-Generic Drugs	0.1
Metal Processors & Fabrication	0.1
Private Corrections	0.1
Publishing-Periodicals	0.1
Real Estate Investment Trusts	0.1
Research & Development	0.1
Retail-Major Department Stores	0.1
Retail-Regional Department Stores	0.1
Retail-Restaurants	0.1
Soap & Cleaning Preparation Oil	0.1
Specified Purpose Acquisitions	0.1
Textile-Products	0.1
Transactional Software	0.1
Transport-Marine	0.1
Transport-Services	0.1
Wire & Cable Products	0.1
112.6%
Credit Quality†#
Government-Agency	29.7%
AAA	13.4
AA	1.2
A	0.2
BBB	8.3
BB	17.6
B	17.4
CCC	8.2
BELOW C	1.4
Not Rated@	2.6
100.0%

*  Calculated as a percentage of net assets.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

†  Source: Standard & Poors

#  Calculated as a percentage of total debt issues, excluding short-term investment securities.

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES — 17.3%
Diversified Financial Services — 15.5%
ACE Securities Corp. Series 2005-HE5, Class A2A 5.44% due 08/25/35(1)	$130,884	$130,893
Asset Backed Securities Corp Home Equity Series 2004-HE7, Class A2 5.70% due 10/25/34(1)	215,830	216,071
Bear Stearns Asset Backed Securities, Inc. Series 2001-2, Class 2A 5.64% due 10/25/34(1)	544,419	544,433
Bear Stearns Commercial Mtg. Securities Series 2007-PW15, Class B 5.44% due 02/11/44(2)	750,000	746,589
Bear Stearns Commercial Mtg. Securities Series 2005-PW10, Class A4 5.41% due 12/11/40(2)	750,000	753,680
Citifinancial Mtg. Securities, Inc. Series 2003-4, Class AF6 4.49% due 10/25/33	250,000	240,403
Citigroup Mtg. Loan Trust, Inc. Series 2006-WFH1, Class A2A 5.39% due 01/25/36(1)	521,286	521,361
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(2)(4)	200,000	199,837
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class C 5.48% due 12/11/49(2)	800,000	798,313
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2006-CD3, Class A5 5.62% due 10/15/48(2)	700,000	711,092
Countrywide Asset-Backed Certificates Series 2005-17, Class 1AF1 5.52% due 12/25/36(1)	303,309	303,326
First Franklin Mtg. Loan Asset Backed Certificates Series 2006-FF12, Class A2 5.36% due 09/25/36(1)	629,483	629,393
First Franklin Mtg, Loan Asset Backed Certificates Series 2005-FF10, Class A2 5.42% due 11/25/35(1)	120,538	120,549
First Franklin Mtg. Loan Asset Backed Certificates Series 2005-FF11, Class A2A 5.42% due 11/25/35(1)	771,853	771,951
First Franklin Mtg. Loan Asset Backed Certificates Series 2005-FF8, Class A2B 5.50% due 09/25/35(1)	750,000	750,154
Fremont Home Loan Trust Series 2005-E, Class 2A2 5.49% due 01/25/36(1)	418,186	418,271

Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
GE Capital Commercial Mtg. Corp. Series 2003-C1, Class A4 4.82% due 01/10/38(2)	$126,268	$123,993
Greenwich Capital Commercial Funding Corp. Series 2004-GG1, Class A7 5.32% due 06/10/36(2)(4)	300,000	300,977
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class C 5.55% due 02/10/17(2)(4)	400,000	403,672
GS Mtg. Securities Corp. II Series 2006-GG6, Class A4 5.55% due 04/10/38(2)(4)	535,000	542,463
GSAMP Trust Series 2006-S4, Class A1 5.41% due 05/25/36(1)	355,120	355,133
GSAMP Trust Series 2005-AH6, Class A2 5.52% due 04/25/35(1)	200,230	200,263
IXIS Real Estate Capital Trust Series 2005-HE4, Class A1 5.43% due 02/25/36(1)	493,032	493,084
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2004-LN2, Class A2 5.12% due 07/15/41(2)	55,768	55,093
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2004-CB9, Class A4 5.38% due 06/12/41(2)(4)	377,963	383,544
MASTR Asset Backed Securities Trust Series 2006-AB1, Class A1 5.46% due 02/25/36(1)	188,524	188,595
Merrill Lynch Mtg. Investors, Inc. Series 2006-RM2, Class A1B 5.56% due 05/25/37(1)	737,067	736,715
Morgan Stanley Capital I Series 2004-IQ7, Class A4 5.43% due 06/15/38(2)(4)	150,000	151,616
Novastar Home Equity Loan Series 2005-2, Class A2B 5.47% due 10/25/35(1)	127,758	127,778
Ownit Mtg. Loan Asset Backed Certificates Series 2006-6, Class A2B 5.43% due 09/25/37(1)	575,000	575,745
Ownit Mtg. Loan Asset Backed Certificates Series 2005-2, Class A2B 5.52% due 03/25/36(1)	81,935	81,959
Popular ABS, Inc. Series 2004-4, Class AF1 5.57% due 09/25/34(1)	88,033	88,054
Residential Asset Securities Corp. Series 2004-KS6, Class AI3 4.16% due 07/25/30(4)	82,772	81,739

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Residential Funding Mtg. Securities II, Inc. Series 2006-HI1, Class A1 5.43% due 02/25/36(1)	$477,919	$477,982
Securitized Asset Backed Receivables LLC Trust Series 2006-FR1, Class A2A 5.39% due 11/25/35(1)	155,220	155,245
Structured Asset Investment Loan Trust Series 2005-7, Class A3 5.43% due 08/25/35(1)	126,556	126,565
Structured Asset Investment Loan Trust Series 2005-HE2, Class A1 5.44% due 07/25/35(1)	154,166	154,169
Structured Asset Investment Loan Trust Series 2005-8, Class A1 5.44% due 10/25/35(1)	367,489	367,524
Structured Asset Investment Loan Trust Series 2005-5, Class A7 5.53% due 06/25/35(1)	254,713	254,838
Structured Asset Investment Loan Trust Series 2004-1, Class M5 8.32% due 02/25/34(1)	576,299	572,339
Wachovia Asset Securitization, Inc. 5.57% due 11/25/33(1)	206,517	206,728
		15,062,129
Home Equity Other — 1.8%
Asset Backed Securities Corp Home Equity Series 2006-HE2, Class A2 5.39% due 04/25/36	331,985	332,030
IXIS Real Estate Capital Trust Series 2006-HE1, Class A1 5.41% due 06/25/36	748,295	748,328
MASTR Asset Backed Securities Trust Series 2005-WMC1, Class A4 5.51% due 03/25/35	623,143	623,258
		1,703,616
Total Asset Backed Securities (cost $16,780,274)		16,765,745
CONVERTIBLE BONDS & NOTES — 0.1%
Medical Instruments — 0.0%
Kyphon, Inc. Senior Notes 1.25% due 02/01/14	15,000	14,794
Medical-Biomedical/Gene — 0.0%
Nektar Therapeutics Sub. Notes 3.25% due 09/28/12	25,000	24,156

Security Description	Principal Amount(13)	Value (Note 2)
Telecom Services — 0.1%
ICO North America, Inc. Notes 7.50% due 08/15/09(11)(16)(17)	$25,000	$25,500
Total Convertible Bonds & Notes (cost $64,677)		64,450
CORPORATE BONDS & NOTES — 33.6%
Agricultural Chemicals — 0.7%
Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	55,000	54,725
Terra Capital, Inc. Senior Notes 7.00% due 02/01/17	190,000	189,050
The Mosaic Co. Senior Notes 7.38% due 12/01/14	245,000	255,412
The Mosaic Co. Senior Notes 7.63% due 12/01/16	145,000	152,975
		652,162
Airlines — 0.8%
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	475,000	485,688
Continental Airlines, Inc. Pass Through Certs., Series 1991, Class A 6.55% due 02/02/19	116,896	121,571
Continental Airlines, Inc. Pass Through Certs. Series 1999, Class 2 7.73% due 03/15/11	14,644	14,863
Delta Air Lines, Inc. Pass Through Certs. Class A-2 7.57% due 11/18/10	50,000	52,016
Northwest Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-1 7.04% due 04/01/22	42,173	42,226
United AirLines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.20% due 09/01/08	14,294	14,401
		730,765
Applications Software — 0.2%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	150,000	167,625
Auto-Cars/Light Trucks — 0.6%
Ford Motor Co. Debentures 6.38% due 02/01/29	395,000	281,437
General Motors Corp. Debentures 8.25% due 07/15/23	295,000	265,500

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
General Motors Corp. Senior Bonds 8.38% due 07/15/33	$15,000	$13,463
		560,400
Auto/Truck Parts & Equipment-Original — 0.2%
ArvinMeritor, Inc. Senior Notes 8.13% due 09/15/15	20,000	19,850
TRW Automotive, Inc. Company Guar. Notes 7.00% due 03/15/14	15,000	14,700
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/17	85,000	83,300
Visteon Corp. Senior Notes 8.25% due 08/01/10	55,000	56,100
		173,950
Beverages-Non-Alcoholic — 0.1%
Cott Beverages, Inc. Company Guar. Notes 8.00% due 12/15/11	50,000	51,000
Broadcast Services/Program — 0.3%
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	166,000	177,827
Nexstar Finance, Inc. Senior Disc. Notes 11.38% due 04/01/13(3)	25,000	24,188
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	75,000	72,000
		274,015
Building & Construction Products-Misc. — 0.6%
Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	185,000	192,400
Dayton Superior Corp. Senior Sec. Notes 10.75% due 09/15/08	210,000	215,250
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	130,000	134,225
		541,875
Building Products-Wood — 0.1%
Masonite Corp. Senior Sub. Notes 11.00% due 04/06/15	107,000	99,510
Cable TV — 1.7%
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/12	130,000	131,950
CCH I LLC Company Guar. Notes 11.00% due 10/01/15	351,000	362,407

Security Description	Principal Amount(13)	Value (Note 2)
Cable TV (continued)
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	$155,000	$163,525
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	210,000	221,288
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	577,000	630,372
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	40,000	41,000
Insight Communications Co., Inc. Senior Disc. Notes 12.25% due 02/15/11(3)	65,000	67,925
		1,618,467
Casino Hotels — 1.1%
Circus & Eldorado Joint Venture Mtg. Notes 10.13% due 03/01/12	150,000	157,125
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(14)	156,000	149,760
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	540,000	502,200
Seminole Hard Rock Entertainment, Inc. Sec. Notes 7.86% due 03/15/14	40,000	40,800
Station Casinos, Inc. Senior Sub. Notes 6.63% due 03/15/18	15,000	13,350
Station Casinos, Inc. Senior Sub. Notes 6.88% due 03/01/16	140,000	128,275
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 12/15/10	50,000	50,750
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14	50,000	51,375
		1,093,635
Cellular Telecom — 0.4%
American Cellular Corp. Senior Notes 10.00% due 08/01/11	29,000	30,704
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	113,000	121,899

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
Centennial Communications Corp. Senior Notes 10.25% due 01/01/13	$55,000	$57,887
Rural Cellular Corp. Senior Sub. Notes 9.75% due 01/15/10	195,000	200,850
Rural Cellular Corp. Senior Sub. Notes 11.11% due 11/01/12(1)	25,000	26,000
		437,340
Chemicals-Diversified — 0.1%
Equistar Chemicals LP Senior Notes 10.63% due 05/01/11	100,000	105,500
Chemicals-Specialty — 0.8%
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	160,000	165,400
MacDermid, Inc. Senior Notes 9.50% due 04/15/17	25,000	25,625
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	285,000	292,125
Nalco Co. Senior Notes 7.75% due 11/15/11	25,000	25,625
Nalco Co. Senior Sub. Notes 8.88% due 11/15/13	45,000	47,812
Rockwood Specialties Group, Inc. Sub. Notes 7.50% due 11/15/14	50,000	50,750
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12	195,000	206,700
		814,037
Coal — 0.1%
Massey Energy Co. Senior Notes 6.63% due 11/15/10	141,000	142,410
Commercial Services — 0.1%
DI Finance/DynCorp International Senior Sub. Notes 9.50% due 02/15/13	51,000	54,315
Computer Services — 0.3%
Compucom Systems, Inc. Senior Notes 12.00% due 11/01/14	50,000	53,375
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	190,000	203,775
		257,150

Security Description	Principal Amount(13)	Value (Note 2)
Computers-Integrated Systems — 0.0%
Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	$25,000	$24,625
Consulting Services — 0.0%
FTI Consulting, Inc. Company Guar. Notes 7.63% due 06/15/13	25,000	25,938
Consumer Products-Misc. — 0.3%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	64,000	65,280
Jostens Holding Corp. Senior Disc. Notes 10.25% due 12/01/13(3)	179,000	165,575
Prestige Brands, Inc. Senior Sub. Notes 9.25% due 04/15/12	50,000	51,750
Visant Holding Corp. Senior Notes 8.75% due 12/01/13(3)	5,000	5,213
		287,818
Containers-Metal/Glass — 0.5%
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	100,000	94,500
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	165,000	161,700
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	190,000	198,075
Owens Brockway Glass Container, Inc. Company Guar. Notes 8.88% due 02/15/09	24,000	24,480
		478,755
Containers-Paper/Plastic — 0.5%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	100,000	100,000
Pliant Corp. Company Guar. Notes 11.13% due 09/01/09	226,000	226,000
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	135,000	131,962
		457,962
Direct Marketing — 0.2%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	175,000	179,813
Diversified Manufactured Operations — 0.1%
Indalex Holding Corp. Secured Notes 11.50% due 02/01/14	100,000	103,500

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Electric-Generation — 0.3%
Edison Mission Energy Senior Notes 7.50% due 06/15/13	$50,000	$51,625
Edison Mission Energy Senior Notes 7.75% due 06/15/16	25,000	26,063
The AES Corp. Sec. Notes 8.75% due 05/15/13	190,000	202,350
		280,038
Electric-Integrated — 0.5%
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	440,000	451,000
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	80,000	81,200
Southern Energy, Inc. Notes 7.90% due 07/15/09†(11)(16)(17)	175,000	0
		532,200
Electronic Components-Semiconductors — 0.7%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 11/01/12	121,000	122,361
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	190,000	198,075
Freescale Semiconductor, Inc. Senior Notes 9.13% due 12/15/14	135,000	133,987
Freescale Semiconductor, Inc. Senior Notes 9.23% due 12/15/14(1)	25,000	24,938
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16	135,000	135,337
Spansion, Inc. Senior Notes 11.25% due 01/15/16	25,000	25,813
		640,511
Electronics-Military — 0.4%
L-3 Communications Corp. Company Guar. Senior Sec. Notes 6.13% due 07/15/13	120,000	118,200
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	275,000	272,594
		390,794
Energy-Alternate Sources — 0.1%
Aventine Renewable Energy Holdings, Inc. Senior Notes 10.00% due 04/01/17	85,000	87,869

Security Description	Principal Amount(13)	Value (Note 2)
Energy-Alternate Sources (continued)
VeraSun Energy Corp. Sec. Notes 9.88% due 12/15/12	$50,000	$52,125
		139,994
Finance-Auto Loans — 2.8%
Ford Motor Credit Co. Notes 7.38% due 10/28/09	1,500,000	1,497,243
General Motors Acceptance Corp. Notes 6.75% due 12/01/14	525,000	516,123
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	400,000	400,388
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	210,000	209,154
General Motors Acceptance Corp. Notes 7.56% due 12/01/14(1)	100,000	101,137
		2,724,045
Food-Misc. — 0.1%
Wornick Co. Sec. Notes 10.88% due 07/15/11	75,000	66,656
Funeral Services & Related Items — 0.3%
Service Corp. International Senior Notes 6.75% due 04/01/16	100,000	99,500
Service Corp. International Senior Notes 7.00% due 06/15/17	90,000	90,675
Service Corp. International Senior Notes 7.38% due 10/01/14	50,000	52,000
Stewart Enterprises, Inc. Senior Notes 6.25% due 02/15/13	75,000	72,750
		314,925
Gambling (Non-Hotel) — 0.3%
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13	260,000	278,200
Golf — 0.1%
True Temper Sports, Inc. Company Guar. Notes 8.38% due 09/15/11	55,000	48,950
Home Furnishings — 0.2%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(3)	210,000	172,725

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Hotel/Motel — 0.1%
Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	$80,000	$77,900
Human Resources — 0.0%
TeamHealth, Inc. Company Guar. 11.25% due 12/01/13	35,000	36,925
Independent Power Producers — 1.4%
Calpine Corp. Sec. Notes 8.75% due 07/15/13(10)	789,000	840,285
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	380,000	390,450
Orion Power Holdings, Inc. Senior Notes 12.00% due 05/01/10	15,000	17,325
Reliant Energy, Inc. Sec. Notes 9.50% due 07/15/13	101,000	109,964
		1,358,024
Insurance-Life/Health — 0.0%
Presidential Life Corp. Senior Notes 7.88% due 02/15/09	15,000	15,150
Insurance-Property/Casualty — 0.1%
Crum & Forster Holdings Corp. Senior Notes 10.38% due 06/15/13	85,000	91,800
Leisure Products — 0.0%
K2, Inc. Company Guar. Senior Notes 7.38% due 07/01/14	25,000	24,813
Machinery-Farming — 0.2%
Case Corp. Notes 7.25% due 01/15/16	55,000	57,475
Case New Holland, Inc. Senior Notes 6.00% due 06/01/09	100,000	100,000
		157,475
Machinery-General Industrial — 0.1%
Stewart & Stevenson LLC Senior Notes 10.00% due 07/15/14	50,000	52,375
Medical Information Systems — 0.1%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	100,000	99,750
Medical Products — 0.4%
CDRV Investors, Inc. Senior Disc. Notes 9.63% due 01/01/15(3)	75,000	64,500
Encore Medical Finance LLC Senior Sub. Notes 11.75% due 11/15/14	100,000	102,500

Security Description	Principal Amount(13)	Value (Note 2)
Medical Products (continued)
Universal Hospital Services, Inc. Senior Notes 10.13% due 11/01/11	$165,000	$175,313
		342,313
Medical-Biomedical/Gene — 0.1%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 6.13% due 12/15/14	63,000	61,110
Medical-Generic Drugs — 0.1%
Mylan Labs, Inc. Company Guar. Notes 6.38% due 08/15/15	75,000	74,063
Medical-HMO — 0.2%
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16	215,000	220,375
Medical-Hospitals — 1.4%
Community Health Systems, Inc. Senior Sec. Notes 6.50% due 12/15/12	121,000	124,630
HCA, Inc. Senior Notes 6.25% due 02/15/13	105,000	95,419
HCA, Inc. Senior Notes 6.95% due 05/01/12	95,000	91,675
HCA, Inc. Sec Notes. 9.13% due 11/15/14	185,000	197,718
HCA, Inc. Sec. Notes 9.25% due 11/15/16	600,000	647,250
HCA, Inc. Sec Notes. 9.63% due 11/15/16	160,000	172,800
		1,329,492
Medical-Nursing Homes — 0.2%
Genesis HealthCare Corp. Senior Notes 8.00% due 10/15/13	50,000	53,125
Sun Healthcare Group, Inc. Sr Sub Notes 9.13% due 04/15/15	125,000	128,125
		181,250
Metal Processors & Fabrication — 0.1%
Metals USA, Inc. Secured Notes 11.13% due 12/01/15	80,000	88,800
Metal-Diversified — 0.7%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	120,000	129,150
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	560,000	605,500
		734,650

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Miscellaneous Manufacturing — 0.0%
American Railcar Industries, Inc. Senior Notes 7.50% due 03/01/14	$25,000	$25,750
Non-Hazardous Waste Disposal — 0.6%
Allied Waste North America, Inc. Company Guar. 6.88% due 06/01/17	550,000	551,375
Oil Companies-Exploration & Production — 2.8%
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	25,000	25,562
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	75,000	75,750
Brigham Exploration Co. Company Guar. Notes Series APR 9.63% due 05/01/14	25,000	24,875
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	210,000	207,375
Chesapeake Energy Corp. Senior Notes 6.25% due 01/15/18	150,000	148,125
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	350,000	352,625
Chesapeake Energy Corp Company Guar. Notes 6.88% due 11/15/20	25,000	24,875
El Paso Production Holding Co. Company Guar. Notes 7.75% due 06/01/13	525,000	548,625
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	100,000	89,000
Exco Resources, Inc. Company Guar. Notes 7.25% due 01/15/11	15,000	15,038
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15	195,000	191,587
Pemex Project Funding Master Trust Company Guar. Bonds 6.63% due 06/15/35	730,000	751,900
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	20,000	19,700
Sabine Pass LNG LP Sec. Note 7.25% due 11/30/13	100,000	100,750
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	130,000	130,975

Security Description	Principal Amount(13)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10	$50,000	$47,375
		2,754,137
Oil-Field Services — 0.1%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	20,000	20,150
Hanover Compressor Co. Company Guar. Senior Sec. Notes 8.63% due 12/15/10	125,000	131,250
		151,400
Paper & Related Products — 0.4%
Bowater, Inc. Notes 6.50% due 06/15/13	135,000	121,838
Caraustar Industries, Inc. Notes 7.38% due 06/01/09	165,000	160,875
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15	50,000	50,250
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17	50,000	50,125
		383,088
Pipelines — 1.6%
Atlas Pipeline Partners LP Company Guar. Notes 8.13% due 12/15/15	115,000	118,450
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	135,000	139,725
Dynegy Holdings, Inc. Senior Notes 8.75% due 02/15/12	160,000	170,000
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	55,000	58,300
El Paso Natural Gas Co. Debentures 8.63% due 01/15/22	165,000	200,246
MarkWest Energy Partners LP Senior Notes 6.88% due 11/01/14	130,000	126,100
MarkWest Energy Partners LP Company Guar. Notes 8.50% due 07/15/16	50,000	52,125
NGC Corp Capital Trust Company Guar. Bonds 8.32% due 06/01/27	245,000	235,200

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Tennessee Gas Pipeline Co. Debentures 7.00% due 10/15/28	$110,000	$117,773
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	295,000	324,500
		1,542,419
Printing-Commercial — 0.1%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	135,000	132,638
Private Corrections — 0.1%
Corrections Corp. of America Company Guar. Notes 6.25% due 03/15/13	75,000	75,000
Publishing-Newspapers — 0.0%
Medianews Group, Inc. Senior Sub. Notes 6.88% due 10/01/13	25,000	22,750
Publishing-Periodicals — 0.1%
The Reader's Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17	120,000	115,500
Real Estate Investment Trusts — 0.1%
Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14	75,000	75,750
Trustreet Properties, Inc. Senior Notes 7.50% due 04/01/15	50,000	54,463
		130,213
Recycling — 0.3%
Aleris International, Inc. Senior Notes 9.00% due 12/15/14	185,000	195,175
Aleris International, Inc. Senior Sub. Notes 10.00% due 12/15/16	135,000	141,750
		336,925
Rental Auto/Equipment — 0.2%
H&E Equipment Services, Inc. Company Guar. Notes 8.38% due 07/15/16	80,000	85,000
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	110,000	113,025
		198,025
Research & Development — 0.1%
Alion Science and Technology Corp. Senior Notes 10.25% due 02/01/15	95,000	97,850

Security Description	Principal Amount(13)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Retail-Drug Store — 0.1%
General Nutrition Centers, Inc. Senior Notes 9.79% due 03/15/14	$50,000	$49,000
Rite Aid Corp. Sec. Notes 8.13% due 05/01/10	50,000	51,375
		100,375
Retail-Major Department Stores — 0.1%
Saks, Inc. Company Guar. Notes 9.88% due 10/01/11	75,000	83,438
Retail-Petroleum Products — 0.2%
Ferrellgas LP Senior Notes 6.75% due 05/01/14	160,000	156,800
Retail-Regional Department Stores — 0.1%
Neiman-Marcus Group, Inc. Company Guar. Notes 9.00% due 10/15/15	50,000	54,750
Retail-Restaurants — 0.1%
Dave & Buster's, Inc. Company Guar. Notes 11.25% due 03/15/14	55,000	56,100
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	65,000	67,275
		123,375
Soap & Cleaning Preparation — 0.1%
JohnsonDiversey Holdings, Inc. Senior Disc. Notes 9.11% due 05/15/13	25,000	25,813
JohnsonDiversey Holdings, Inc. Senior Sub. Guar. Notes 9.63% due 05/15/12	25,000	26,125
		51,938
Special Purpose Entities — 1.0%
AAC Group Holding Corp. Senior Disc. Notes 10.25% due 10/01/12(3)	35,000	31,413
Bluewater Finance, Ltd. Company Guar. Notes 10.25% due 02/15/12	81,000	84,443
CCM Merger, Inc. Notes 8.00% due 08/01/13	75,000	75,375
Chukchansi Economic Development Authority Senior Notes 8.88% due 11/15/12(1)	25,000	25,625
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	106,000	112,227
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Senior Notes 8.88% due 04/01/15	55,000	56,856

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Special Purpose Entities (continued)
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Senior Sub. Notes 9.75% due 04/01/17	$55,000	$57,475
Jostens IH Corp. Company Guar. Notes 7.63% due 10/01/12	90,000	91,575
MedCath Holdings Corp. Senior Notes 9.88% due 07/15/12	92,000	99,590
MXEnergy Holdings, Inc. Senior Notes 12.90% due 08/01/11(1)	80,000	73,600
PNA Intermediate Holding Corp. Senior Notes 12.36% due 02/15/13	25,000	25,625
Seitel Acquisition Corp. Senior Notes 9.75% due 02/15/14	80,000	81,000
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15	105,000	108,281
Snoqualmie Entertainment Authority Senior Notes 9.15% due 02/01/14	20,000	20,350
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	25,000	25,000
		968,435
Steel-Producers — 0.2%
Chaparral Steel Co. Company Guar. Notes 10.00% due 07/15/13	105,000	117,075
Steel Dynamics, Inc. Senior Notes 6.75% due 04/01/15	125,000	125,156
		242,231
Steel-Specialty — 0.0%
Tube City IMS Corp. Senior Sub. Notes 9.75% due 02/01/15	40,000	41,600
Storage/Warehousing — 0.3%
Mobile Mini, Inc. Senior Notes 9.50% due 07/01/13	88,000	94,160
Mobile Services Group, Inc. Senior Notes 9.75% due 08/01/14	180,000	190,350
		284,510
Telecom Services — 0.5%
Insight Midwest LP Senior Notes 9.75% due 10/01/09	13,000	13,211

Security Description	Principal Amount(13)	Value (Note 2)
Telecom Services (continued)
Mastec, Inc. Senior Notes 7.63% due 02/01/17	$50,000	$50,625
Qwest Corp. Senior Notes 7.50% due 10/01/14	390,000	411,450
		475,286
Telephone-Integrated — 1.0%
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 01/15/14	185,000	189,162
Citizens Communications Co. Bonds 7.13% due 03/15/19	100,000	99,000
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	246,000	269,370
LCI International, Inc. Senior Notes 7.25% due 06/15/07	300,000	300,750
Level 3 Financing, Inc. Senior Notes 8.75% due 02/15/17	70,000	70,525
		928,807
Television — 0.6%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	140,000	143,500
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	155,000	151,706
Paxson Communication Corp. Sec. Notes 11.61% due 01/15/13(1)	125,000	130,312
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14	105,000	97,913
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	50,000	49,250
		572,681
Textile-Products — 0.1%
Collins & Aikman Floorcoverings, Inc. Company Guar. Notes 9.75% due 02/15/10	55,000	55,963
Theaters — 0.6%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	290,000	295,075
Cinemark, Inc. Senior Disc. Notes 9.75% due 03/15/14(3)	290,000	265,350
		560,425
Transactional Software — 0.1%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15	135,000	139,050

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Transport-Air Freight — 0.8%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	$323,239	$332,128
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	162,637	170,159
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20	162,637	170,159
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	78,870	92,278
		764,724
Transport-Services — 0.1%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	95,000	90,725
Travel Services — 0.2%
Travelport LLC Senior Notes 9.88% due 09/01/14	180,000	188,550
Travelport LLC Senior Notes 9.99% due 09/01/14(1)	25,000	25,500
Travelport LLC Senior Sub. Notes 11.88% due 09/01/16	20,000	21,925
		235,975
Wire & Cable Products — 0.1%
Belden CDT, Inc. Sr Sub Notes 7.00% due 03/15/17	50,000	51,001
Total Corporate Bonds & Notes (cost $31,704,335)		32,367,029
FOREIGN CORPORATE BONDS & NOTES — 7.8%
Banks-Commercial — 0.5%
ATF Capital BF Notes 9.25% due 02/21/14*	100,000	97,625
Banco Mercantil del Norte SA 6.14% due 10/13/16*(12)	50,000	50,383
RSHB Capital SA for OJSC Russian Agricultural Bank Notes 7.18% due 05/16/13*	200,000	211,250
TuranAlem Finance BV Company Guar. Notes 8.25% due 01/22/37*	100,000	100,500
		459,758
Building & Construction-Misc. — 0.0%
North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	10,000	10,200

Security Description	Principal Amount(13)	Value (Note 2)
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Senior Sub. Notes 11.00% due 04/06/15	$23,000	$21,390
Cellular Telecom — 0.3%
True Move Co., Ltd. Company Guar. Bonds 10.75% due 12/16/13*	210,000	213,675
Chemicals-Specialty — 0.3%
Rhodia SA Senior Notes 8.88% due 06/01/11	323,000	336,727
Computers-Memory Devices — 0.1%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	100,000	100,500
Diversified Financial Services — 0.2%
TNK-BP Finance SA Company Guar. Bonds 7.50% due 07/18/16*	210,000	221,550
Diversified Manufactured Operations — 0.0%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14	40,000	41,400
Diversified Minerals — 0.7%
Vale Overseas, Ltd. Company Guar. Bonds 6.88% due 11/21/36	630,000	650,593
Electric-Distribution — 0.3%
AES El Salvador Trust Company Guar. Notes 6.75% due 02/01/16*	270,000	269,966
AES El Salvador Trust Company Guar. Notes 6.75% due 02/01/16	100,000	99,987
		369,953
Electric-Generation — 0.2%
AES China Generating Co. Bonds 8.25% due 06/26/10	200,000	199,670
Electronic Components-Misc. — 0.1%
NXP BV/NXP Funding LLC Senior Notes 9.50% due 10/15/15	95,000	98,088
Electronic Components-Semiconductors — 0.1%
Avago Technologies Finance Pte Company Guar. Notes 10.38% due 12/01/13	85,000	92,012
STATS ChipPAC, Ltd. Company Guar. Notes 6.75% due 11/15/11	50,000	51,625
		143,637
Food-Meat Products — 0.1%
JBS SA Senior Notes 10.50% due 08/04/16	75,000	85,313
Housewares — 0.3%
Vitro SA de CV Senior Notes 9.13% due 02/01/17	320,000	328,000

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount(13)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Drugs — 0.6%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14		$60,000	$55,350
Angiotech Pharmaceuticals, Inc. Senior Notes 9.11% due 12/01/13		110,000	112,338
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11		160,000	157,200
Elan Finance PLC Senior Notes 8.88% due 12/01/13		85,000	86,381
Elan Finance PLC Company Guar. Senior Notes 9.36% due 11/15/11(1)		160,000	162,800
			574,069
Metal-Diversified — 0.2%
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/21/36		158,000	189,375
Music — 0.0%
Corporacion Interamericana de Entetenimiento SA de CV Senior Notes 8.88% due 06/14/15		40,000	40,900
Oil Companies-Exploration & Production — 1.5%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13		160,000	156,400
Gaz Capital for Gazprom Notes 6.21% due 11/22/16*		50,000	50,025
OAO Gazprom Bonds 6.79% due 10/29/09	RUB	16,160,000	622,626
OAO Gazprom Bonds 6.95% due 08/06/09	RUB	5,670,000	219,831
OAO Gazprom Bonds 7.00% due 10/27/11	RUB	5,390,000	207,385
OPTI Canada, Inc. Company Guar. Notes 8.25% due 12/15/14		75,000	78,000
Paramount Resources, Ltd. Senior Notes 8.50% due 01/31/13		110,000	109,725
			1,443,992
Oil Companies-Integrated — 0.3%
Petrozuata Finance, Inc. Company Guar. Bonds 8.22% due 04/01/17*		310,000	311,550
Paper & Related Products — 0.2%
Abitibi-Consolidated, Inc. Notes 6.00% due 06/20/13		80,000	68,000

Security Description	Principal Amount(13)		Value (Note 2)
Paper & Related Products (continued)
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10		$110,000	$111,375
Abitibi-Consolidated, Inc. Debentures 8.85% due 08/01/30		40,000	35,600
			214,975
Printing-Commercial — 0.1%
Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16		80,000	81,000
Retail-Drug Store — 0.1%
Jean Coutu Group (PJC), Inc. Senior Sub. Notes 8.50% due 08/01/14		100,000	108,500
Satellite Telecom — 0.8%
Intelsat Bermuda Ltd. Senior Notes 8.87% due 01/15/15		80,000	81,600
Intelsat Bermuda Ltd. Guaranteed Senior Notes 11.25% due 06/15/16		265,000	300,775
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.25% due 02/01/15(3)		230,000	190,900
Intelsat, Ltd. Senior Notes 6.50% due 11/01/13		210,000	185,325
			758,600
Special Purpose Entity — 0.2%
Hellas Telecommunications Luxembourg II Sub. Notes 11.12% due 01/15/15(1)		145,000	148,987
Specified Purpose Acquisitions — 0.1%
Basell AF SCA Company Guar. Bonds 8.38% due 08/15/15		125,000	130,313
Telecom Services — 0.3%
Axtel SA Senior Notes 7.63% due 02/01/17*		40,000	39,400
Axtel SA Company Guar. Senior Notes 11.00% due 12/15/13		40,000	44,500
Telenet Group Holdings NV Disc. Notes 11.50% due 06/15/14(3)		177,000	165,937
UBS (Vimpelcom) Notes 8.25 due 05/23/16		100,000	106,875
			356,712
Telephone-Integrated — 0.1%
Telefonos de Mexico SA de CV 8.75% due 01/31/16	MXN	1,000,000	93,679

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount(13)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Transport-Marine — 0.1%
Navios Maritime Holdings, Inc. Senior Notes 9.50% due 12/15/14		$75,000	$78,094
Ultrapetrol Bahamas, Ltd. 1st Mtg. Bonds 9.00% due 11/24/14		50,000	50,750
			128,844
Transport-Rail — 0.0%
Grupo Transportacion Ferroviaria Mexicana SA de CV Senior Notes 9.38% due 05/01/12		25,000	26,875
Total Foreign Corporate Bonds & Notes (cost $7,732,055)			7,888,825
FOREIGN GOVERNMENT AGENCIES — 14.4%
Sovereign — 14.4%
Brazil Notas do Tesouro Nacional Notes 10.00% due 07/01/10	BRL	536,000	255,483
Federal Republic of Brazil Notes 7.88% due 03/07/15		260,000	296,010
Federal Republic of Brazil Notes 8.00% due 01/15/15		1,669,000	1,885,135
Federal Republic of Brazil Bonds 8.25% due 01/20/34		275,000	345,125
Federal Republic of Brazil Notes 8.75% due 02/04/25		70,000	89,950
Federal Republic of Brazil Notes 11.00% due 08/17/40		593,000	799,957
Peru Government Bonds 6.55% due 03/14/37		17,000	17,646
Republic of Argentina Notes 5.83% due 12/31/33(12)	ARS	404,337	191,289
Republic of Argentina Notes 1.33% due 12/31/38(3)		40,000	20,700
Republic of Argentina Bonds 7.00% due 09/12/13		206,000	198,893
Republic of Argentina 8.13% due 04/21/08(6)	EUR	425,000	187,921
Republic of Argentina 9.25% due 07/20/04(5)	EUR	125,000	55,584
Republic of Argentina 11.25% due 04/10/06(5)	DEM	275,000	64,801
Republic of Colombia Bonds 7.38% due 09/18/37		332,000	361,382
Republic of Colombia Bonds 10.38% due 01/28/33		8,000	11,576

Security Description	Principal Amount(13)	Value (Note 2)
Sovereign (continued)
Republic of Colombia Guar. Notes 10.75% due 01/15/13	$220,000	$272,800
Republic of Ecuador Bonds 9.00% due 08/15/30(3)	300,000	267,000
Republic of Ecuador Bonds 12.00% due 11/15/12	16,320	15,700
Republic of Panama Bonds 6.70% due 01/26/36	17,000	17,646
Republic of Panama Bonds 9.38% due 04/01/29	125,000	166,563
Republic of Peru Notes 7.35% due 07/21/25	225,000	256,050
Republic of Peru Bonds 8.75% due 11/21/33	1,000	1,315
Republic of Turkey Notes 7.00% due 06/05/20	220,000	221,375
Republic of Turkey Notes 7.38% due 02/05/25	320,000	328,800
Republic of Turkey Senior Notes 11.88% due 01/15/30	135,000	207,225
Republic of Venezuela Bonds 5.75% due 02/26/16	1,183,000	1,112,611
Republic of Venezuela Bonds 7.65% due 04/21/25	100,000	106,050
Republic of Venezuela Notes 8.50% due 10/08/14	75,000	83,513
Republic of Venezuela Bonds 9.38% due 01/13/34	149,000	192,136
Republic of Venezuela Notes 10.75% due 09/19/13	225,000	274,725
Russian Federation Bonds 5.00% due 03/31/30(3)	2,510,000	2,848,599
Russian Federation Notes 12.75% due 06/24/28	185,000	335,701
United Mexican States Notes 6.38% due 01/16/13	32,000	33,744
United Mexican States Notes 6.63% due 03/03/15	175,000	189,000
United Mexican States Notes 6.75% due 09/27/34	945,000	1,030,522

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
United Mexican States Bonds 11.38% due 09/15/16	$325,000	$465,887
United Mexican States, Notes 5.88% due 01/15/14	725,000	746,750
Total Foreign Government Agencies (cost $13,350,111)		13,955,164
U.S. GOVERNMENT AGENCIES — 30.0%
Federal Home Loan Mtg. Corp. — 5.3%
4.50% due 11/01/19	373,567	362,132
5.00% due 06/01/19	72,384	71,495
5.00% due 09/01/19	183,988	181,728
5.00% due 08/01/20	726,060	716,281
5.00% due 07/01/35	307,753	297,728
5.00% due April TBA	1,200,000	1,159,500
5.50% due 07/01/35	247,959	245,611
5.50% due 09/01/35	506,328	501,534
5.50% due April TBA	500,000	494,688
5.67% due 03/15/35	205,777	205,889
6.00% due 01/01/34	322,940	326,389
6.00% due 08/01/35	406,489	410,020
6.00% due April TBA	200,000	201,562
		5,174,557
Federal National Mtg. Assoc. — 24.6%
4.36% due 02/01/34(1)	55,193	54,780
4.50% due 06/01/19	779,598	755,765
4.62% due 12/01/34(1)	111,659	110,716
5.00% due 01/01/20	82,008	80,999
5.00% due 04/01/20	38,676	38,155
5.00% due 06/01/34	723,176	699,955
5.00% due 04/01/35	741,657	717,277
5.00% due 08/01/35	294,114	284,446
5.00% due 09/01/35	1,089,072	1,053,272
5.00% due April TBA	350,000	345,078
5.00% due April TBA	1,825,000	1,762,837
5.50% due 09/01/19	65,301	65,599
5.50% due 02/01/35	626,489	620,576
5.50% due 03/01/35	485,685	481,101
5.50% due 06/01/35	146,925	145,538
5.50% due 07/01/35	306,061	303,172
5.50% due 08/01/35	461,206	457,159
5.50% due 09/01/35	256,619	254,197
5.50% due 11/01/35	1,901,415	1,883,468
5.50% due 02/01/36	470,742	465,833
5.50% due 03/01/36	280,993	278,341
5.50% due April TBA	100,000	100,219
5.50% due April TBA	3,550,000	3,512,281
5.57% due 07/25/35	775,625	776,367
5.57% due 02/25/37	816,456	817,074
6.00% due 09/01/32	94,158	95,594
6.00% due 10/01/34	377,601	381,407
6.00% due 08/01/35	473,016	477,509
6.00% due 11/01/35	165,402	166,743
6.00% due 01/01/36	434,523	438,047
6.00% due 03/01/36	302,386	304,634

Security Description	Principal Amount(13)		Value (Note 2)
Federal National Mtg. Assoc. (continued)
6.00% due 05/01/36		$306,266	$308,542
6.00% due April TBA		3,500,000	3,525,158
6.50% due 10/20/34		104,564	107,152
6.50% due April TBA		1,775,000	1,810,500
7.50% due 02/01/30		205,860	215,399
			23,894,890
Government National Mtg. Assoc. — 0.1%
Government National Mtg. Assoc 6.00% due 02/20/35		127,622	129,170
Total U.S. Government Agencies (cost $29,275,362)			29,198,617
COMMON STOCK — 0.3%
Oil-Field Services — 0.3%
Trico Marine Services, Inc.† (cost $170,370)		6,481	241,482
PREFERRED STOCK — 0.5%
Oil Companies-Exploration & Production — 0.4%
EXCO Resources, Inc. Convertible 7.00%, Series A-1(17)		6	60,000
EXCO Resources, Inc. 11.00%, Series A-2(17)		24	240,000
Transmeridian Exploration, Inc. 15.00%		551	51,243
			351,243
Television — 0.1%
ION Media Networks, Inc. 13.25%(5)		14	109,200
Total Preferred Stock (cost $468,521)			460,443
RIGHTS — 0.0%†
Sovereign — 0.0%
Republic of Argentina Expires 12/15/35(9)	EUR	100,000	17,500
Republic of Argentina Expires 12/15/35(9)		40,000	5,520
Republic of Argentina Expires 12/15/39(9)	ARS	1,199,813	45,883
Total Rights (cost $24,206)			68,903
Total Long-Term Investment Securities (cost $99,569,911)			101,010,658
SHORT-TERM INVESTMENT SECURITIES — 8.6%
Commercial Paper — 0.8%
Egyptian Treasury Bill 5.14% due 10/30/07	EGP	3,875,000	647,415
5.21% due 10/30/07	EGP	550,000	91,891
			739,306
Foreign Government Agencies — 0.6%
Bank Negara Malaysia Monetary Notes 0.43% due 04/12/07	MYR	733,000	211,789
Republic of Egypt 0.81% due 04/17/07	EGP	1,925,000	336,552
			548,341

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
Time Deposit — 7.2%
Euro Time Deposit with State Street Bank & Trust Co. 2.80% due 04/02/07	$7,007,000	$7,007,000
U.S. Government Treasuries — 0.0%
United States Treasury Bills 4.64% due 05/24/07(15) (cost $19,852)	20,000	19,851
Total Short-Term Investment Securities (cost $8,302,274)		8,314,498
TOTAL INVESTMENTS (cost $107,872,185)(8)	112.6%	109,325,156
Liabilities in excess of other assets	(12.6)	(12,221,139)
NET ASSETS	100.0%	$97,104,017

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2007, the aggregate value of these securities was $1,565,564 representing 1.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†  Non-income producing security

(1)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2007

(2)  Commercial Mortgaged Backed Security

(3)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(4)  Variable Rate Security — the rate reflected is as of March 31, 2007, maturity date reflects the stated maturity date.

(5)  Bond is in default and did not pay principal at maturity

(6)  Bond in default

(7)  Variable Rate Security — the rate reflected is as of March 31, 2007, maturity date reflects next reset date.

(8)  See Note 3 for cost of investments on a tax basis.

(9)  Gross Domestic Product ("GDP") linked security. Income is linked to the growth of Argentina's GDP.

(10)  Company has filed for Chapter 11 bankruptcy protection.

(11)  Fair valued security; see Note 2

(12)  Variable Rate Security - the rate reflected is as of March 31, 2007 maturity date reflects final maturity date.

(13)  Denominated in United States dollars unless otherwise indicated.

(14)  PIK ("Payment-in-Kind") security Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(15)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(16)  Illiquid security

(17)  To the extent permitted by the Statement of Additional Information, the Strategic Fixed Income Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not by sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2007, the Strategic Fixed Income Portfolio held the following restricted securities:

Name	Acquisition Date	Principal/ Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Exco Resources,
Inc. 7.00%
Series A-1
Preferred Stock	3/29/07	6	$60,000	$60,000	$100.00	0.06%
Exco Resources, Inc. 11.00% Series A-2 Preferred Stock	3/29/07	24	240,000	240,000	100.00	0.25
ICO North America, Inc. 7.50% due 08/15/09	08/11/2005	25,000	25,000	25,500	102.00	0.00
Southern Energy, Inc. 7.90% due 07/15/09	01/10/2005	175,000	0	0	0	0.00
				$325,500		0.31%

ADR — American Depository Receipt

ARS — Argentine Peso

BRL — Brazilian Real

DEM — German Mark

EGP — Egyptian Pound

EUR — Euro Dollar

MXN — Mexican Peso

MYR — Malaysian Ringgit

RUB — Russian Rubel

TBA — To Be Announced

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007 (continued)

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of March 31, 2007	Unrealized Appreciation (Depreciation)
9	Short	U.S. Treasury 10 Year Note	June 2007	$(980,296)	$(973,125)	$7,171
7	Long	U.S. Treasury 5 Year Note	June 2007	736,916	740,578	3,662
						$10,833

See Notes to Financial Statements

Seasons Series Trust Cash Management Portfolio

PORTFOLIO PROFILE — March 31, 2007 (unaudited)

Industry Allocation*
Securities Holding Companies	21.6%
Multi-Asset	20.7
Structured Investment Vehicles	9.0
Banks	7.8
Credit Card	7.4
Auto	6.0
Finance	5.1
Trade Receivables	5.0
Mortgages	4.6
Foreign Mortgages	4.6
Money Center Banks	3.7
U.S. Municipal Bonds & Notes	1.9
Investment Banker/Broker	0.7
98.1%

Weighted average days to maturity — 25.1days

Credit Quality#†

A-1+	26.3%
AAA	13.8
A-1	39.1
A+	4.2
AA-	4.4
Not Rated@	12.2
100.0%

*  Calculated as a percentage of net assets.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

†  Source: Standard and Poors

#  Calculated as a percentage of total debt issues, including short term securities.

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 98.1%
Commercial Paper — 71.3%
Capital One Multi Asset 5.26% due 04/18/07*	$4,500,000	$4,488,823
Carrera Capital Finance LLC 5.25% due 05/04/07*	1,500,000	1,492,781
Carrera Capital Finance LLC 5.26% due 04/20/07*	2,500,000	2,493,060
Charta LLC 5.25% due 05/21/07*	2,000,000	1,985,417
Charta LLC 5.26% due 04/10/07*	2,500,000	2,496,709
Concord Minutemen Capital Co. 5.30% due 04/18/07*	5,000,000	4,987,486
Deer Valley Funding LLC 5.28% due 04/12/07*	4,500,000	4,492,740
FCAR Owner Trust Series II 5.03% due 04/16/07	4,500,000	4,490,081
Giro Balanced Funding Corp. 5.25% due 04/16/07*	4,000,000	3,991,250
Greyhawk Funding LLC 5.27% due 04/13/07*	4,500,000	4,492,095
Ivory Funding Corp. 5.40% due 04/27/07*	4,500,000	4,482,450
KLIO III Funding Corp. 5.25% due 05/08/07*	3,500,000	3,481,115
Long Island College Hospital NY 5.28% due 04/09/07	4.000,000	3,995,307
Manhattan Asset Funding Co. LLC 5.28% due 04/04/07*	4,500,000	4,498,020
New Center Asset Trust 5.21% due 08/17/07	2,000,000	1,960,040
Paradigm Funding LLC 5.43% due 04/02/07*	4,500,000	4,499,321
Rams Funding Two LLC 5.30% due 04/17/07*	3,000,000	2,992,933
Rams Funding Two LLC 5.30% due 04/18/07*	2,000,000	1,994,994
Silver Tower U.S. Funding LLC 5.25% due 05/21/07*	4,000,000	3,970,833
Sunbelt Funding Corp. 5.25% due 05/04/07*	3,500,000	3,483,156
Thomburg Mtg. Capital Resources LLC 5.29% due 04/05/07*	3,000,000	2,998,237
Thomburg Mtg. Capital Resources LLC 5.32% due 04/19/07*	2,000,000	1,994,680
Victory Receivable Corp. 5.40% due 04/04/07*	1,480,000	1,479,334
Total Commercial Paper (amortized cost $77,240,879)		77,240,862
Medium Term Notes — 24.9%
Cheyne Finance LLC Notes 5.33% due 10/25/07*	1,000,000	1,000,000
Cheyne Finance PLC Notes 5.32% due 01/25/08*	1,500,000	1,499,700
Citibank Credit Card Issuance Trust Notes 5.26% due 05/14/07	3,500,000	3,478,031

Security Description	Principal Amount	Value (Note 2)
Corporate Medium Term Notes (continued)
Cullinan Finance Corp. Notes 5.29% due 03/25/08*	$2,000,000	$1,999,620
JPMorgan Chase & Co. Senior Notes 5.30% due 04/11/08(1)	4,000,000	3,997,520
Links Finance LLC Notes 5.32% due04/02/07*(1)	2,500,000	2,499,999
Merrill Lynch & Co., Inc. Senior Notes 5.30% due 04/18/08(1)	750,000	749,895
National City Bank 5.32% due 03/19/07(1)	4,500,000	4,499,865
Sedna Finance, Inc. Notes 5.33% due 12/07/07*(1)	1,000,000	999,830
Sigma Finance, Inc. Notes 5.37% due 11/21/07*(1)	500,000	500,000
Sigma Finance, Inc. Company Guar. Notes 5.52% due 07/27/07*(1)	1,500,000	1,500,404
Whistlejacket Capital, Ltd. Notes 5.32% due 11/21/07*(1)	1,000,000	999,940
Whistlejacket Capital, Ltd. Notes 5.32% due 11/28/07*(1)	250,000	249,985
White Pine Finance LLC 5.32% due 08/15/07*(1)	3,000,000	3,000,480
Total Medium Term Notes (amortized cost $26,976,808)		26,975,269
U.S. Municipal Bonds & Notes — 1.9%
Texas State Veterans Housing (LOC — Dexia Credit Local) 5.32% due 04/18/07(2) (amoritized cost $2,000,241)	2,000,000	2,000,000
Total Short-Term Investment Securities — 98.1% (amortized cost $106,217,928)		106,216,131
TOTAL INVESTMENTS (amortized cost $106,217,928)(3)	98.1%	106,216,131
Other assets less liabilities	1.9	2,105,324
NET ASSETS	100.0%	$108,321,455

*  Securities exempt from registration under Rule l44A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At March 31, 2007, the aggregate value of these securities was $81,045,392 representing 74.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2007

(2)  Variable Rate Security - the rate reflected is as of March 31, 2007, maturity date reflects next reset date.

(3)  See Note 3 for cost of investments on a tax basis.

LOC — Letter of Credit

See Notes to Financial Statements.

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO PROFILE — March 31, 2007 (unaudited)

Industry Allocation*
Medical-Biomedical/Gene	10.9%
Agricultural Operations	7.3
Cable TV	6.7
Aerospace/Defense	5.5
Medical-HMO	4.9
Computers	4.6
Repurchase Agreements	4.2
Web Portals/ISP	4.1
Transport-Rail	3.8
Casino Hotels	3.6
Medical Instruments	3.6
Diversified Manufactured Operations	3.3
Electric Products-Misc.	3.3
Retail-Apparel/Shoe	3.3
Computer Aided Design	3.2
Disposable Medical Products	3.2
Industrial Automated/Robotic	3.2
Semiconductors Components-Intergrated Circuits	3.2
Distribution/Wholesale	3.1
Retail-Restaurants	3.0
Networking Products	2.7
Research & Development	2.7
Transport-Services	2.2
Telecom Services	2.0
Investment Management/Advisor Services	1.6
Finance-Investment Banker/Broker	1.5
Commercial Paper	0.4
101.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007

Security Description	Shares	Value (Note 2)
COMMON STOCK — 96.5%
Aerospace/Defense — 5.5%
General Dynamics Corp.	50,015	$3,821,146
Lockheed Martin Corp.	28,224	2,738,292
		6,559,438
Agricultural Operations — 7.3%
Archer-Daniels-Midland Co.	79,086	2,902,456
Bunge, Ltd.	71,330	5,864,753
		8,767,209
Cable TV — 6.7%
Comcast Corp., Class A	308,994	8,018,394
Casino Hotel — 3.6%
Las Vegas Sands Corp.†	50,208	4,348,515
Computer Aided Design — 3.2%
Autodesk, Inc.†	100,000	3,760,000
Computers — 4.6%
Apple Computer, Inc.	59,440	5,522,570
Disposable Medical Products — 3.2%
C.R. Bard, Inc.	47,900	3,808,529
Distribution/Wholesale — 3.1%
WESCO International, Inc.†	58,700	3,685,186
Diversified Manufactured Operations — 3.3%
Cooper Industries, Ltd.	87,200	3,923,128
Electric Products-Misc. — 3.3%
AMETEK, Inc.	115,050	3,973,827
Finance-Investment Banker/Broker — 1.5%
UBS AG	30,470	1,810,832
Industrial Automated/Robotic — 3.2%
Rockwell Automation, Inc.	63,600	3,807,732
Investment Management/Advisor Services — 1.6%
Fortress Investment Group LLC, Class A	65,795	1,887,001
Medical Instruments — 3.6%
Intuitive Surgical, Inc.†	35,635	4,332,147
Medical-Biomedical/Gene — 10.9%
Celgene Corp.	102,928	5,399,603
Genentech, Inc.†	50,855	4,176,212
Genzyme Corp.	57,200	3,433,144
		13,008,959
Medical-HMO — 4.9%
UnitedHealth Group, Inc.	110,675	5,862,455
Networking Products — 2.7%
Cisco Systems, Inc.	124,669	3,182,800
Research & Development — 2.7%
Pharmaceutical Product Development, Inc.	94,900	3,197,181
Retail-Apparel/Shoe — 3.3%
Abercrombie & Fitch Co., Class A	52,395	3,965,254
Retail-Restaurants — 3.0%
Chipotle Mexican Grill, Inc., Class A†	58,405	3,626,950
Semiconductors Components-Intergrated Circuits — 3.2%
Integrated Device Technology, Inc.†	250,600	3,864,252

Security Description	Shares/ Principal Amount	Value (Note 2)
Telecom Services — 2.0%
Time Warner Telecom, Inc., Class A†	112,760	$2,342,025
Transport-Rail — 3.8%
Burlington Northern Santa Fe Corp.	57,127	4,594,725
Transport-Services — 2.2%
FedEx Corp.	24,862	2,670,925
Web Portals/ISP — 4.1%
Google, Inc., Class A†	10,780	4,938,965
Total Long-Term Investment Securities (cost $94,246,325)		115,458,999
SHORT-TERM INVESTMENT SECURITIES — 0.4%
Commercial Paper — 0.4%
RaboBank USA Fiancial Corp. 5.37% due 04/02/07 (cost $499,925)	$500,000	499,925
REPURCHASE AGREEMENTS — 4.2%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 03/31/07, to be repurchased 04/02/07 in the amount of $4,069,017 and collateralized by $4,035,000 of Federal Farm Credit Bank Notes, bearing interest at 5.38%, due 07/18/11 and having an approximate value of $4,151,006	4,068,000	4,068,000
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	961,000	961,000
Total Repurchase Agreements (cost $5,029,000)		5,029,000
TOTAL INVESTMENTS (cost $99,775,250)(2)	101.1%	120,987,924
Liabilities in excess of other assets	(1.1)	(1,307,418)
NET ASSETS	100.0%	$119,680,506

†  Non-income producing security

(1)  See Note 2 for details of Joint Repurchase Agreement

(2)  See Note 3 for cost of investments on a tax basis.

See Notes to Financial Statements

Seasons Series Trust Focus Technet Portfolio

PORTFOLIO PROFILE — March 31, 2007 (unaudited)

Industry Allocation*
Computers	16.6%
E-Commerce/Services	8.1
Web Portals/ISP	7.6
Electronic Components-Semiconductors	7.4
Web Hosting/Design	6.5
Enterprise Software/Service	5.1
Applications Software	5.0
Wireless Equipment	4.7
Batteries/Battery Systems	4.6
Finance-Investment Banker/Broker	4.2
Computer Aided Design	4.0
Repurchase Agreements	3.7
Toys	3.5
Telephone-Integrated	3.1
Entertainment Software	2.9
Networking Products	2.8
Semiconductors Components-Intergrated Circuits	2.8
Cable TV	2.5
Telecommunication Equipment	2.5
Finance-Other Services	2.4
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Technet Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007

Security Description	Shares	Value (Note 2)
COMMON STOCK — 96.3%
Applications Software — 5.0%
Microsoft Corp.	43,000	$1,198,410
Salesforce.com, Inc.†	22,100	946,322
		2,144,732
Batteries/Battery Systems — 4.6%
Energy Conversion Devices, Inc.†	56,800	1,984,592
Cable TV — 2.5%
Comcast Corp., Class A†	42,750	1,088,843
Computer Aided Design — 4.0%
Autodesk, Inc.†	45,900	1,725,840
Computers — 16.6%
Apple Computer, Inc.†	54,740	5,085,893
Hewlett-Packard Co.	30,600	1,228,284
Research In Motion, Ltd.†	6,000	818,940
		7,133,117
E-Commerce/Services — 8.1%
eBay, Inc.†	43,615	1,445,837
Move, Inc.†	367,530	2,036,116
		3,481,953
Electronic Components-Semiconductors — 7.4%
Chartered Semiconductor Manufacturing, Ltd. ADR†	113,000	1,073,500
Intersil Corp., Class A	35,600	943,044
Texas Instruments, Inc.	38,300	1,152,830
		3,169,374
Enterprise Software/Service — 5.1%
Lawson Software, Inc.†	125,100	1,012,059
Oracle Corp.†	64,600	1,171,198
		2,183,257
Entertainment Software — 2.9%
Electronic Arts, Inc.†	24,650	1,241,374
Finance-Investment Banker/Broker — 4.2%
E*TRADE Financial Corp.†	85,310	1,810,278
Finance-Other Services — 2.4%
Chicago Merchantile Exchange Holdings, Inc., Class A	1,955	1,040,959
Networking Products — 2.8%
Cisco Systems, Inc.†	47,300	1,207,569
Semiconductors Components- Intergrated Circuits — 2.8%
Integrated Device Technology, Inc.†	77,500	1,195,050
Telecommunication Equipment — 2.5%
Comverse Technology, Inc.†	50,300	1,073,905
Telephone-Integrated — 3.1%
Level 3 Communications, Inc.†	220,000	1,342,000
Toys — 3.5%
Nintendo Co., Ltd.	5,235	1,521,544
Web Hosting/Design — 6.5%
Equinix, Inc.†	32,855	2,813,374
Web Portals/ISP — 7.6%
Google, Inc., Class A†	4,660	2,135,026
Yahoo!, Inc.†	35,900	1,123,311
		3,258,337

Security Description	Shares/ Principal Amount	Value (Note 2)
Wireless Equipment — 4.7%
American Tower Corp., Class A†	52,160	$2,031,632
Total Long-Term Investment Securities (cost $34,794,266)		41,447,730
REPURCHASE AGREEMENTS — 3.7%
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	$97,000	97,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 03/31/07, to be repurchased 04/02/07 in the amount of $1,506,377 and collateralized by $1,565,000 of Federal Home Loan Mtg. Corp. Disc. Bonds, bearing interest at 5.20%, due 03/05/19 and having an approximate value of $1,537,613	1,506,000	1,506,000
Total Repurchase Agreements (cost $1,603,000)		1,603,000
TOTAL INVESTMENTS (cost $36,397,266)(2)	100.0%	43,050,730
Liabilities in excess of other assets	0.0	(2,053)
NET ASSETS	100.0%	$43,048,677

†  Non-income producing security

(1)  See Note 2 for details of Joint Repurchase Agreement

(2)  See Note 3 for cost of investments on a tax basis

ADR — American Depository Receipt

See Notes to Financial Statements

Seasons Series Trust Focus Growth and Income Portfolio

PORTFOLIO PROFILE — March 31, 2007 (unaudited)

Industry Allocation*
Repurchase Agreements	9.2%
Oil Companies-Integrated	7.8
Telephone-Integrated	7.6
Banks-Super Regional	5.6
Casino Hotels	5.6
Wireless Equipment	5.5
Diversified Manufactured Operations	4.8
Medical-HMO	4.4
Aerospace/Defense	4.3
Finance-Investment Banker/Broker	3.9
Medical Information Systems	3.9
Metal-Diversified	3.8
Computers	3.6
Medical Products	3.3
Medical-Biomedical/Gene	3.2
Time Deposits	3.2
Cable TV	3.1
Cellular Telecom	2.9
Transport-Rail	2.7
Metal-Copper	2.5
Agricultural Operations	2.3
Medical-Drugs	2.3
Networking Products	2.1
Transport-Services	2.0
Retail-Discount	1.6
101.2%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007

Security Description	Shares	Value (Note 2)
COMMON STOCK — 88.8%
Aerospace/Defense — 4.3%
General Dynamics Corp.	26,240	$2,004,736
Lockheed Martin Corp.	17,970	1,743,449
		3,748,185
Agricultural Operations — 2.3%
Archer-Daniels-Midland Co.	53,409	1,960,110
Banks-Super Regional — 5.6%
Bank of America Corp.	65,870	3,360,688
Wachovia Corp.	26,500	1,458,825
		4,819,513
Cable TV — 3.1%
Comcast Corp., Class A	104,250	2,705,288
Casino Hotel — 5.6%
Las Vegas Sands Corp.†	55,687	4,823,051
Cellular Telecom — 2.9%
NII Holdings, Inc.	34,100	2,529,538
Computers — 3.6%
Dell, Inc.	134,700	3,126,387
Diversified Manufactured Operations — 4.8%
General Electric Co.	118,200	4,179,552
Finance-Investment Banker/Broker — 3.9%
Citigroup, Inc.	66,200	3,398,708
Medical Information Systems — 3.9%
Eclipsys Corp.†	173,700	3,347,199
Medical Products — 3.3%
Johnson & Johnson	47,150	2,841,259
Medical-Biomedical/Gene — 3.2%
Genentech, Inc.†	34,245	2,812,199
Medical-Drugs — 2.3%
Pfizer, Inc.	77,600	1,960,176
Medical-HMO — 4.4%
UnitedHealth Group, Inc.	72,482	3,839,372
Metal-Copper — 2.5%
Southern Copper Corp.	30,100	2,156,966
Metal-Diversified — 3.8%
Freeport-McMoRan Copper & Gold, Inc., Class B	49,800	3,296,262
Networking Products — 2.1%
Cisco Systems, Inc.	73,232	1,869,613
Oil Companies-Integrated — 7.8%
Chevron Corp.	26,500	1,959,940
Exxon Mobil Corp.	63,400	4,783,530
		6,743,470
Retail-Discount — 1.6%
Wal-Mart Stores, Inc.	29,900	1,403,805
Telephone-Integrated — 7.6%
AT&T, Inc.	46,000	1,813,780
Level 3 Communications, Inc.	783,400	4,778,740
		6,592,520
Transport-Rail — 2.7%
Burlington Northern Santa Fe Corp.	28,672	2,306,089
Transport-Services — 2.0%
FedEx Corp.	16,280	1,748,960

Security Description	Shares/ Principal Amount	Value (Note 2)
Wireless Equipment — 5.5%
American Tower Corp., Class A	38,700	$1,507,365
Crown Castle International Corp.	101,900	3,274,047
		4,781,412
Total Long-Term Investment Securities (cost $67,433,701)		76,989,634
SHORT-TERM INVESTMENT SECURITIES — 3.2%
Time Deposit — 3.2%
Euro Time Deposit with State Street Bank & Trust Co. 2.80% due 04/02/07 (cost $2,785,000)	$2,785,000	2,785,000
REPURCHASE AGREEMENTS — 9.2%
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	2,999,000	2,999,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 03/31/07, to be repurchased 04/02/07 in the amount of $5,022,255 and collateralized by $5,175,000 of Federal National Mtg. Assoc. Bonds, bearing interest at 5.00%, due 12/14/18 and having an approximate value of $5,123,250	5,021,000	5,021,000
Total Repurchase Agreements (cost $8,020,000)		8,020,000
TOTAL INVESTMENTS (cost $78,238,701)(2)	101.2%	87,794,634
Liabilities in excess of other assets	(1.2)	(1,048,500)
NET ASSETS	100.0%	$86,746,134

†  Non-income producing security

(1)  See Note 2 for details of Joint Repurchase Agreements.

(2)  See Note 3 for cost of investments on a tax basis.

See Notes to Financial Statements

Seasons Series Trust Focus Value Portfolio

PORTFOLIO PROFILE — March 31, 2007 (unaudited)

Industry Allocation*
Telephone-Integrated	9.9%
Publishing-Newspapers	8.8
Repurchase Agreements	8.6
Oil Companies-Exploration & Production	7.3
Semiconductors Components-Intergrated Circuits	6.4
Real Estate Operations & Development	5.6
Steel-Producers	4.9
Diversified Operations	4.2
Retail-Auto Parts	3.9
Banks-Super Regional	3.8
Insurance-Property/Casualty	3.7
Transport-Marine	3.7
Insurance-Multi-line	3.4
Medical-Drugs	3.4
Beverages-Non-alcoholic	3.2
Wireless Equipment	3.1
Chemicals-Diversified	2.9
Electronic Components-Misc.	2.9
Broadcast Services/Program	2.5
Retail-Building Products	2.3
Banks-Fiduciary	2.1
Machinery-Farming	1.6
Finance-Commercial	1.2
99.4%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007

Security Description	Shares	Value (Note 2)
COMMON STOCK — 90.8%
Banks-Fiduciary — 2.1%
Mellon Financial Corp.	79,721	$3,439,164
Banks-Super Regional — 3.8%
Wachovia Corp.	110,202	6,066,620
Beverages-Non-alcoholic — 3.2%
The Coca-Cola Co.	108,000	5,184,000
Broadcast Services/Program — 2.5%
Clear Channel Communications, Inc.	113,300	3,970,032
Chemicals-Diversified — 2.9%
The Dow Chemical Co.	102,500	4,700,650
Diversified Operations — 4.2%
Hutchison Whampoa, Ltd.	700,600	6,733,866
Electronic Components-Misc. — 2.9%
AVX Corp.	304,200	4,623,840
Finance-Commercial — 1.2%
CIT Group, Inc.	37,060	1,961,215
Insurance-Multi-line — 3.4%
Assurant, Inc.	102,600	5,502,438
Insurance-Property/Casualty — 3.7%
ProAssurance Corp.†	115,700	5,918,055
Machinery-Farming — 1.6%
Alamo Group, Inc.	109,495	2,541,379
Medical-Drugs — 3.4%
Pfizer, Inc.	213,000	5,380,380
Oil Companies-Exploration & Production — 7.3%
Devon Energy Corp.	90,500	6,264,410
EnCana Corp.	108,303	5,483,381
		11,747,791
Publishing-Newspapers — 8.8%
New York Times Co., Class A.	213,000	5,007,630
Tribune Co.	139,000	4,463,290
The Washington Post Co., Class B	6,000	4,581,000
		14,051,920
Real Estate Operations & Development — 5.6%
Forest City Enterprises, Inc., Class A	72,373	4,789,645
Hang Lung Group, Ltd.	241,000	854,380
Hang Lung Properties, Ltd.	1,184,000	3,310,988
		8,955,013
Retail-Auto Parts — 3.9%
AutoZone, Inc.†.	49,100	6,291,674
Retail-Building Products — 2.3%
Home Depot, Inc.	99,800	3,666,652
Semiconductors Components- Intergrated Circuits — 6.4%
Linear Technology Corp.	168,357	5,318,398
Maxim Integrated Products, Inc.	167,000	4,909,800
		10,228,198
Steel-Producer — 4.9%
POSCO ADR	76,200	7,920,990

Security Description	Shares/ Principal Amount	Value (Note 2)
Telephone-Integrated — 9.9%
Deutsche Telekom AG ADR	353,000	$5,835,090
Verizon Communications, Inc.	139,000	5,270,880
Windstream Corp.	330,599	4,856,499
		15,962,469
Transport-Marine — 3.7%
Teekay Shipping Corp.	110,200	5,962,922
Wireless Equipment — 3.1%
Nokia Oyj ADR†	218,000	4,996,560
Total Long-Term Investment Securities (cost $120,297,176)		145,805,828
REPURCHASE AGREEMENT — 8.6%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 03/31/07, to be repurchased 04/02/07 in the amount of $2,808,702 and collateralized by $2,890,000 of Federal National Mtg. Assoc. Disc. Bonds, bearing interest at 6.55%, due 09/26/36 and having an approximate value of $2,864,713	$2,808,000	2,808,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 03/31/07, to be repurchased 04/02/07 in the amount of $10,995,748 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 5.65%, due 02/23/17 and having an approximate value of $11,216,050	10,993,000	10,993,000
Total Repurchase Agreements (cost $13,801,000)		13,801,000
TOTAL INVESTMENTS (cost $134,098,176)(1)	99.4%	159,606,828
Other assets less liabilities	0.6	1,039,211
NET ASSETS	100.0%	$160,646,039

†  Non-income producing security

(1)  See Note 3 for cost of investments on a tax basis

ADR — American Depository Receipt

See Notes to Financial Statements

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO PROFILE — March 31, 2007 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	67.5%
International Equity Investment Company	27.3
Fixed Income Investment Companies	5.0
99.8%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 99.8%
Domestic Equity Investment Companies — 67.5%
Seasons Series Trust Focus Growth Portfolio, Class 3†	687,230	$6,177,905
Seasons Series Trust Focus Value Portfolio, Class 3	508,054	9,041,822
Seasons Series Trust Large Cap Growth Portfolio, Class 3†	3,266,753	32,145,213
Seasons Series Trust Large Cap Value Portfolio, Class 3	2,755,619	39,235,634
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	246,775	3,585,064
Seasons Series Trust Mid Cap Value Portfolio, Class 3	227,228	4,512,232
Seasons Series Trust Small Cap Portfolio, Class 3	2,491,687	26,911,953
Total Domestic Equity Investment Companies (cost $113,655,353)		121,609,823
Fixed Income Investment Companies — 5.0%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	342,024	3,642,654
Seasons Series Trust Strategic Fixed Income, Class 3	520,870	5,466,414
Total Fixed Income Investment Companies (cost $8,942,723)		9,109,068
International Equity Investment Company — 27.3%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $42,951,046)	4,144,783	49,171,998
Total Long-Term Investment Securities (cost $165,549,122)(1)	99.8%	179,890,889
Other assets less liabilities	0.2	330,413
NET ASSETS	100.0%	$180,221,302

†  Non-income producing security

#  See Note 8

(1)  See Note 3 for cost of investments on a tax basis

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2007 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	56.9%
International Equity Investment Companies	22.7
Fixed Income Investment Companies	20.2
99.8%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 99.8%
Domestic Equity Investment Companies — 56.9%
Seasons Series Trust Focus Growth Portfolio, Class 3†	846,512	$7,609,774
Seasons Series Trust Focus Value Portfolio, Class 3	584,122	10,395,594
Seasons Series Trust Large Cap Growth Portfolio, Class 3†	3,522,204	34,658,875
Seasons Series Trust Large Cap Value Portfolio, Class 3	3,690,453	52,546,180
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	353,774	5,139,513
Seasons Series Trust Mid Cap Value Portfolio, Class 3	261,713	5,197,027
Seasons Series Trust Small Cap Portfolio, Class 3	2,983,765	32,226,736
Total Domestic Equity Investment Companies (cost $137,881,070)		147,773,699
Fixed Income Investment Companies — 20.2%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	3,195,554	34,033,536
Seasons Series Trust Strategic Fixed Income, Class 3	1,746,911	18,333,427
Total Fixed Income Investment Companies (cost $51,671,753)		52,366,963
International Equity Investment Company — 22.7%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $51,508,305)	4,962,181	58,869,270
Total Long-Term Investment Securities (cost $241,061,128)(1)	99.8%	259,009,932
Other assets less liabilities	0.2	614,915
NET ASSETS	100.0%	$259,624,847

†  Non-income producing security

#  See Note 8

(1)  See Note 3 for cost of investments on a tax basis.

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO PROFILE — March 31, 2007 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	47.4%
Fixed Income Investment Companies	35.3
International Equity Investment Companies	17.1
99.8%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 99.8%
Domestic Equity Investment Companies — 47.4%
Seasons Series Trust Focus Growth Portfolio, Class 3†	461,187	$4,145,875
Seasons Series Trust Focus Value Portfolio, Class 3	334,235	5,948,361
Seasons Series Trust Large Cap Growth Portfolio, Class 3†	2,046,552	20,138,301
Seasons Series Trust Large Cap Value Portfolio, Class 3	2,118,352	30,161,964
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	173,655	2,522,802
Seasons Series Trust Mid Cap Value Portfolio, Class 3	128,796	2,557,600
Seasons Series Trust Small Cap Portfolio, Class 3	1,404,187	15,166,201
Total Domestic Equity Investment Companies (cost $75,266,182)		80,641,104
Fixed Income Investment Companies — 35.3%
Seasons Series Trust Cash Management Portfolio, Class 3	755,225	8,519,178
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	2,895,335	30,836,122
Seasons Series Trust Strategic Fixed Income, Class 3	1,959,330	20,562,717
Total Fixed Income Investment Companies (cost $59,104,297)		59,918,017
International Equity Investment Company — 17.1%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $25,466,355)	2,452,909	29,100,300
Total Long-Term Investment Securities (cost $159,836,834)(1)	99.8%	169,659,421
Other assets less liabilities	0.2	281,381
NET ASSETS	100.0%	$169,940,802

†  Non-income producing security

#  See Note 8

(1)  See Note 3 for cost of investments on a tax basis.

See Notes to Financial Statements

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO PROFILE — March 31, 2007 (unaudited)

Industry Allocation*
Fixed Income Investment Companies	50.2%
Domestic Equity Investment Companies	37.0
International Equity Investment Companies	12.5
99.7%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2007

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 99.7%
Domestic Equity Investment Companies — 37.0%
Seasons Series Trust Focus Growth Portfolio, Class 3†	178,146	$1,601,458
Seasons Series Trust Focus Value Portfolio, Class 3	115,291	2,051,837
Seasons Series Trust Large Cap Growth Portfolio, Class 3†	823,585	8,104,163
Seasons Series Trust Large Cap Value Portfolio, Class 3	880,659	12,539,189
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	83,867	1,218,390
Seasons Series Trust Mid Cap Value Portfolio, Class 3	62,061	1,232,385
Seasons Series Trust Small Cap Portfolio, Class 3	339,028	3,661,743
Total Domestic Equity Investment Companies (cost $28,207,314)		30,409,165
Fixed Income Investment Companies — 50.2%
Seasons Series Trust Cash Management Portfolio, Class 3	728,999	8,223,344
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	1,941,179	20,674,094
Seasons Series Trust Strategic Fixed Income, Class 3	1,181,944	12,404,231
Total Fixed Income Investment Companies (cost $40,760,028)		41,301,669
International Equity Investment Company — 12.5%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $8,907,668)	870,532	10,327,627
Total Long-Term Investment Securities (cost $77,875,010)(1)	99.7%	82,038,461
Other assets less liabilities	0.3	218,776
NET ASSETS	100.0%	$82,257,237

†  Non-income producing security

#  See Note 8

(1)  See Note 3 for cost of investments on a tax basis.

See Notes to Financials Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES

March 31, 2007

	Multi- Managed Growth	Multi- Managed Moderate Growth	Multi- Managed Income/Equity	Multi-Managed Income	Asset Allocation: Diversified Growth	Stock
ASSETS:
Long-term investment securities, at value (unaffiliated)*	$150,778,426	$290,935,280	$232,638,741	$157,603,681	$386,902,724	$307,090,369
Long-term investment securities, at value (affiliated)*	—	—	—	—	—	—
Short-term investment securities, at value (unaffiliated)*	2,299,657	4,999,254	1,699,746	499,925	—	5,244,168
Repurchase agreements (cost equals market value)	9,322,000	29,044,000	27,778,000	23,797,000	7,650,000	—
Total investments	162,400,083	324,978,534	262,116,487	181,900,605	394,552,724	312,334,537
Cash	114,451	105,422	80,570	35,834	—	—
Foreign cash*	—	4	—	1	280,275	107,246
Receivable for:
Fund shares sold	100,726	39,059	74,932	23,236	111,854	97,623
Dividends and interest	383,510	1,063,717	1,319,714	1,066,419	1,337,631	299,760
Investments sold	3,814,696	9,959,496	10,352,324	9,019,338	11,824,788	178,703
Interest on swap contracts	—	—	—	—	766,137	—
Prepaid expenses and other assets	3,782	4,276	4,106	3,855	4,780	4,366
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	33,008	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign bond contracts	4,171	14,044	16,840	15,901	—	—
Unrealized appreciation on forward foreign currency contracts	18,775	63,709	76,134	72,631	1,958,733	—
Unrealized appreciation on swap contracts	—	—	—	—	179,401	—
Total assets	166,840,194	336,228,261	274,041,107	192,137,820	411,049,331	313,022,235
LIABILITIES:
Payable for:
Fund shares redeemed	164,360	81,738	614,388	114,102	446,144	363,842
Investments purchased	9,513,073	32,974,651	34,769,581	30,636,530	13,843,053	—
Interest on swap contracts	—	—	—	—	505,156	—
Interest on securities sold short	590	228	825	483	2,889	—
Accrued foreign tax on capital gains	—	—	—	—	1,075	122,919
Investment advisory and management fees	118,108	215,440	163,665	105,176	274,675	221,502
Service fees — Class 2	10,507	23,282	18,855	12,968	29,681	23,507
Service fees — Class 3	7,989	15,697	12,103	6,988	19,459	15,645
Trustees' fees and expenses	969	2,161	1,858	1,500	2,740	2,033
Other accrued expenses	44,803	54,708	56,858	52,064	125,671	72,975
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	1,851	5,257	6,431	4,249	173,663	—
Due to investment advisor for expense recoupment	—	—	—	—	—	—
Due to custodian	—	—	—	—	22,588	—
Securities sold short, at value#	355,693	143,971	521,775	305,335	1,545,501	—
Unrealized depreciation on forward foreign bond contracts	17,021	57,004	68,189	64,329	—	—
Unrealized depreciation on forward foreign currency contracts	31,821	108,799	129,723	123,308	2,823,004	—
Unrealized depreciation on swap contracts	—	—	—	—	1,040,326	—
Total liabilities	10,266,785	33,682,936	36,364,251	31,427,032	20,855,625	822,423
NET ASSETS	$156,573,409	$302,545,325	$237,676,856	$160,710,788	$390,193,706	$312,199,812
*	Cost
Long-term investment securities (unaffiliated)	$134,465,112	$268,776,323	$220,168,701	$153,303,243	$330,340,733	$254,729,868
Long-term investment securities (affiliated)	$—	$—	$—	$—	$—	$—
Short-term investment securities (unaffiliated)	$2,299,657	$4,999,254	$1,699,746	$499,925	$—	$5,244,168
Foreign cash	$—	$4	$—	$1	$280,980	$106,132
# Proceeds from securities sold short	$355,967	$144,111	$522,281	$305,631	$1,551,875	$—

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2007

	Multi- Managed Growth	Multi- Managed Moderate Growth	Multi- Managed Income/Equity	Multi-Managed Income	Asset Allocation: Diversified Growth	Stock
NET ASSETS REPRESENTED BY:
Capital paid-in	$156,667,790	$270,996,932	$214,315,013	$149,384,871	$301,284,035	$237,487,758
Accumulated undistributed net investment income (loss)	1,992,956	6,140,683	8,046,642	6,827,259	6,871,495	678,681
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, swap contracts and foreign exchange transactions	(18,420,196)	3,188,989	2,775,986	126,922	27,776,868	21,794,188
Unrealized appreciation (depreciation) on investments	16,313,314	22,158,957	12,470,040	4,300,438	56,561,991	52,360,501
Unrealized appreciation (depreciation) on futures contracts, options contracts, swap contracts and foreign bond forward contracts	(16,498)	(58,820)	(73,588)	(62,912)	(1,498,143)	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	35,769	118,444	142,257	133,914	(807,839)	1,603
Unrealized appreciation (depreciation) on investments sold short	274	140	506	296	6,374	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(1,075)	(122,919)
NET ASSETS	$156,573,409	$302,545,325	$237,676,856	$160,710,788	$390,193,706	$312,199,812
Class 1 (unlimited shares authorized):
Net assets	$36,032,946	$44,695,354	$32,657,255	$26,023,548	$63,929,147	$52,206,040
Shares of beneficial interest issued and outstanding	2,574,181	3,234,494	2,529,568	2,123,463	4,592,728	2,874,560
Net asset value, offering and redemption price per share	$14.00	$13.82	$12.91	$12.26	$13.92	$18.16
Class 2 (unlimited shares authorized):
Net assets	$82,495,596	$183,278,615	$147,662,792	$101,778,490	$233,702,977	$185,413,017
Shares of beneficial interest issued and outstanding	5,906,567	13,296,800	11,462,988	8,322,070	16,823,930	10,280,791
Net asset value, offering and redemption price per share	$13.97	$13.78	$12.88	$12.23	$13.89	$18.03
Class 3 (unlimited shares authorized):
Net assets	$38,044,867	$74,571,356	$57,356,809	$32,908,750	$92,561,582	$74,580,755
Shares of beneficial interest issued and outstanding	2,727,586	5,416,812	4,458,222	2,693,751	6,673,383	4,147,231
Net asset value, offering and redemption price per share	$13.95	$13.77	$12.87	$12.22	$13.87	$17.98

See Notes To Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2007

	Large Cap Growth	Large Cap Composite	Large Cap Value	Mid Cap Growth	Mid Cap Value	Small Cap
ASSETS:
Long-term investment securities, at value (unaffiliated)*	$234,528,837	$50,253,658	$327,124,406	$161,943,923	$211,812,492	$194,914,320
Long-term investment securities, at value (affiliated)*	2,156,418	223,977	—	—	—	—
Short-term investment securities, at value (unaffiliated)*	8,158,281	530,318	6,792,405	867,294	654,372	1,268,162
Repurchase agreements (cost equals market value)	592,000	202,000	4,158,000	2,417,000	2,039,000	12,662,000
Total investments	245,435,536	51,209,953	338,074,811	165,228,217	214,505,864	208,844,482
Cash	109,931	—	14,537	17,559	61,734	78,491
Foreign cash*	1	9,013	—	119	—	—
Receivable for:
Fund shares sold	778,122	128,249	576,254	180,776	177,372	213,314
Dividends and interest	116,361	58,718	534,256	60,913	282,002	145,588
Investments sold	355,777	492,963	847,797	671,447	538,648	2,748,441
Interest on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	3,867	3,390	4,023	3,763	40,008	3,771
Due from investment adviser for expense reimbursements/fee waivers	—	3,459	—	—	—	—
Variation margin on futures contracts	—	—	—	1,700	1,700	5,550
Unrealized appreciation on forward foreign bond contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—
Total assets	246,799,595	51,905,745	340,051,678	166,164,494	215,607,328	212,039,637
LIABILITIES:
Payable for:
Fund shares redeemed	132,613	29,273	680,492	351,603	659,599	174,450
Investments purchased	615,993	264,929	2,275,539	1,217,826	739,854	2,405,590
Interest on swap contracts	—	—	—	—	—	—
Interest on securities sold short	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	7,511	—	—	—	—
Investment advisory and management fees	163,877	34,563	221,207	118,266	152,732	148,488
Service fees — Class 2	11,980	4,321	16,401	11,801	16,105	10,065
Service fees — Class 3	29,023	2,869	39,147	12,335	14,657	24,886
Trustees' fees and expenses	589	284	793	891	967	1,078
Other accrued expenses	75,939	42,781	67,607	58,971	64,414	59,280
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	1,000	75	300	—	—	—
Due to investment advisor for expense recoupment	—	—	—	—	—	—
Due to custodian	—	2,567	—	—	—	—
Securities sold short, at value#	—	—	—	—	—	—
Unrealized depreciation on forward foreign bond contracts	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—
Total liabilities	1,031,014	389,173	3,301,486	1,771,693	1,648,328	2,823,837
NET ASSETS	$245,768,581	$51,516,572	$336,750,192	$164,392,801	$213,959,000	$209,215,800
* Cost
Long-term investment securities (unaffiliated)	$209,288,943	$43,626,973	$280,655,529	$136,828,593	$171,470,652	$177,930,448
Long-term investment securities (affiliated)	$2,181,299	$225,504	$—	$—	$—	$—
Short-term investment securities (unaffiliated)	$8,158,274	$530,315	$6,792,399	$867,287	$654,365	$1,268,143
Foreign cash	$1	$8,905	$—	$117	$—	$—
# Proceeds from securities sold short	$—	$—	$—	$—	$—	$—

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2007

	Large Cap Growth	Large Cap Composite	Large Cap Value	Mid Cap Growth	Mid Cap Value	Small Cap
NET ASSETS REPRESENTED BY:
Capital paid-in	$220,055,377	$43,438,169	$275,322,319	$124,318,017	$151,607,086	$177,626,189
Accumulated undistributed net investment income (loss)	357,498	243,174	3,524,710	1,947	1,332,786	—
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, swap contracts and foreign exchange transactions	124,700	1,207,592	11,411,555	14,931,381	20,651,146	14,558,118
Unrealized appreciation (depreciation) on investments	25,215,020	6,625,161	46,468,883	25,115,337	40,341,847	16,983,891
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	15,720	9,817	22,720	26,135	26,135	47,602
Unrealized foreign exchange gain (loss) on other assets and liabilities	266	170	5	(16)	—	—
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	(7,511)	—	—	—	—
NET ASSETS	$245,768,581	$51,516,572	$336,750,192	$164,392,801	$213,959,000	$209,215,800
Class 1 (unlimited shares authorized):
Net assets	$10,451,147	$3,451,717	$17,408,280	$13,109,064	$16,233,552	$9,501,570
Shares of beneficial interest issued and outstanding	1,049,237	299,024	1,217,987	888,305	813,410	866,472
Net asset value, offering and redemption price per share	$9.96	$11.54	$14.29	$14.76	$19.96	$10.97
Class 2 (unlimited shares authorized):
Net assets	$94,990,375	$34,284,868	$129,525,251	$92,565,891	$127,417,040	$79,373,652
Shares of beneficial interest issued and outstanding	9,616,683	2,977,456	9,085,619	6,339,798	6,404,638	7,312,400
Net asset value, offering and redemption price per share	$9.88	$11.51	$14.26	$14.60	$19.89	$10.85
Class 3 (unlimited shares authorized):
Net assets	$140,327,059	$13,779,987	$189,816,661	$58,717,846	$70,308,408	$120,340,578
Shares of beneficial interest issued and outstanding	14,260,578	1,198,485	13,330,766	4,041,809	3,540,627	11,141,963
Net asset value, offering and redemption price per share	$9.84	$11.50	$14.24	$14.53	$19.86	$10.80

See Notes To Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2007

	International Equity	Diversified Fixed Income	Strategic Fixed Income	Cash Management	Focus Growth	Focus TechNet
ASSETS:
Long-term investment securities, at value (unaffiliated)*	$374,849,118	$227,566,879	$101,010,658	$—	$115,458,999		$41,447,730
Long-term investment securities, at value (affiliated)*	—	—	—	—	—		—
Short-term investment securities, at value (unaffiliated)*	5,235,613	599,917	8,314,498	106,216,131	499,925		—
Repurchase agreements (cost equals market value)	3,172,000	9,757,000	—	—	5,029,000		1,603,000
Total investments	383,256,731	237,923,796	109,325,156	106,216,131	120,987,924		43,050,730
Cash	315,402	2,023	1,652,622	35,681	79,115		441
Foreign cash*	6,318,838	—	884	—	29		—
Receivable for:
Fund shares sold	326,162	330,935	276,004	2,060,779	198,176		47,895
Dividends and interest	1,194,079	2,175,989	1,147,746	119,656	47,135		19,700
Investments sold	4,466,424	3,034,987	757,742	—	—		229,926
Interest on swap contracts	—	—	—	—	—		—
Prepaid expenses and other assets	4,033	3,926	3,281	3,557	3,636		3,408
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—		—
Variation margin on futures contracts	—	1,563	687	—	—		—
Unrealized appreciation on forward foreign bond contracts	—	—	—	—	—		—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—		—
Unrealized appreciation on swap contracts	—	—	—	—	—		—
Total assets	395,881,669	243,473,219	113,164,122	108,435,804	121,316,015		43,352,100
LIABILITIES:
Payable for:
Fund shares redeemed	1,075,434	157,070	10,498	13,744	104,953		45,093
Investments purchased	6,851,407	6,240,013	15,937,460	—	1,373,981		117,534
Interest on swap contracts	—	—	—	—	—		—
Interest on securities sold short	—	—	—	—	—		—
Accrued foreign tax on capital gains	—	3,034	—	—	—		—
Investment advisory and management fees	297,827	137,943	64,364	38,324	101,474		43,693
Service fees — Class 2	19,324	12,998	—	6,334	8,060		3,126
Service fees — Class 3	44,429	26,118	20,114	9,932	10,992		3,892
Trustees' fees and expenses	859	1,409	200	1,166	648		525
Other accrued expenses	126,330	67,401	27,469	44,849	35,401		38,746
Line of credit	—	—	—	—	—		48,105
Variation margin on futures contracts	1,439	—	—	—	—		—
Due to investment advisor for expense recoupment	—	—	—	—	—		2,709
Due to custodian	—	—	—	—	—		—
Securities sold short, at value#	—	1,824,910	—	—	—		—
Unrealized depreciation on forward foreign bond contracts	—	—	—	—	—		—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—		—
Unrealized depreciation on swap contracts	—	—	—	—	—		—
Total liabilities	8,417,049	8,470,896	16,060,105	114,349	1,635,509		303,423
NET ASSETS	$387,464,620	$235,002,323	$97,104,017	$108,321,455	$119,680,506		$43,048,677
* Cost
Long-term investment securities (unaffiliated)	$313,519,258	$227,982,195	$99,569,911	$—	$94,246,325		$34,794,266
Long-term investment securities (affiliated)	$—	$—	$—	$—	$—		$—
Short-term investment securities (unaffiliated)	$5,235,591	$599,917	$8,302,274	$106,217,928	$499,925		$—
Foreign cash	$6,307,933	$—	$860	$—	$26		$—
# Proceeds from securities sold short	$—	$(1,829,946)	$—	$—	$—	$

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2007

	International Equity	Diversified Fixed Income	Strategic Fixed Income	Cash Management	Focus Growth	Focus TechNet
NET ASSETS REPRESENTED BY:
Capital paid-in	$298,277,860	$228,054,701	$93,901,626	$103,970,300	$99,054,451	$36,953,402
Accumulated undistributed net investment income (loss)	2,388,768	8,480,646	1,262,305	4,353,169	8,060	(110,152)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, swap contracts and foreign exchange transactions	25,510,394	(1,132,262)	476,242	(217)	(594,682)	(448,069)
Unrealized appreciation (depreciation) on investments	61,329,882	(415,316)	1,452,971	(1,797)	21,212,674	6,653,464
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	96,415	9,518	10,833	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	(138,699)	—	40	—	3	32
Unrealized appreciation (depreciation) on investments sold short	—	5,036	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
NET ASSETS	$387,464,620	$235,002,323	$97,104,017	$108,321,455	$119,680,506	$43,048,677
Class 1 (unlimited shares authorized):
Net assets	$14,765,361	$9,478,621	$—	$6,967,153	$4,422,867	$—
Shares of beneficial interest issued and outstanding	1,240,227	886,434	—	615,856	485,128	—
Net asset value, offering and redemption price per share	$11.91	$10.69	$—	$11.31	$9.12	$—
Class 2 (unlimited shares authorized):
Net assets	$154,690,459	$101,548,645	$—	$51,617,195	$62,866,309	$24,612,815
Shares of beneficial interest issued and outstanding	13,017,839	9,514,882	—	4,570,846	6,962,383	4,036,799
Net asset value, offering and redemption price per share	$11.88	$10.67	$—	$11.29	$9.03	$6.10
Class 3 (unlimited shares authorized):
Net assets	$218,008,800	$123,975,057	$97,104,017	$49,737,107	$52,391,330	$18,435,862
Shares of beneficial interest issued and outstanding	18,377,428	11,639,594	9,253,300	4,409,176	5,828,014	3,036,475
Net asset value, offering and redemption price per share	$11.86	$10.65	$10.49	$11.28	$8.99	$6.07

See Notes To Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2007

	Focus Growth and Income	Focus Value	Allocation Growth	Allocation Moderate Growth	Allocation Moderate	Allocation Balanced
ASSETS:
Long-term investment securities, at value (unaffiliated)*	$76,989,634	$145,805,828	$—	$—	$—	$—
Long-term investment securities, at value (affiliated)*	—	—	179,890,889	259,009,932	169,659,421	82,038,461
Short-term investment securities, at value (unaffiliated)*	2,785,000	—	—	—	—	—
Repurchase agreements (cost equals market value)	8,020,000	13,801,000	—	—	—	—
Total investments	87,794,634	159,606,828	179,890,889	259,009,932	169,659,421	82,038,461
Cash	1,005	19,553	96,890	578,988	374,919	129,347
Foreign cash*	41	174,955	—	—	—	—
Receivable for:
Fund shares sold	114,065	136,050	491,073	885,665	389,377	276,992
Dividends and interest	51,886	205,522	—	—	—	—
Investments sold	2,671,785	960,354	—	—	—	—
Interest on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	3,498	3,704	3,312	3,356	3,313	3,274
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign bond contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—
Total assets	90,636,914	161,106,966	180,482,164	260,477,941	170,427,030	82,448,074
LIABILITIES:
Payable for:
Fund shares redeemed	46,792	263,795	127,821	225,907	79,161	36,244
Investments purchased	3,718,635	—	96,890	578,988	374,919	129,347
Interest on swap contracts	—	—	—	—	—	—
Interest on securities sold short	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Investment advisory and management fees	73,084	133,404	14,661	21,304	14,084	6,836
Service fees — Class 2	6,599	10,854	—	—	—	—
Service fees — Class 3	7,273	15,261	—	—	—	—
Trustees' fees and expenses	397	787	330	497	340	170
Other accrued expenses	38,000	36,826	21,160	26,398	17,724	18,240
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to investment advisor for expense recoupment	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Securities sold short, at value#	—	—	—	—	—	—
Unrealized depreciation on forward foreign bond contracts	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—
Total liabilities	3,890,780	460,927	260,862	853,094	486,228	190,837
NET ASSETS	$86,746,134	$160,646,039	$180,221,302	$259,624,847	$169,940,802	$82,257,237
* Cost
Long-term investment securities (unaffiliated)	$67,433,701	$120,297,176	$—	$—	$—	$—
Long-term investment securities (affiliated)	$—	$—	$165,549,122	$241,061,128	$159,836,834	$77,875,010
Short-term investment securities (unaffiliated)	$2,785,000	$—	$—	$—	$—	$—
Foreign cash	$37	$172,729	$—	$—	$—	$—
# Proceeds from securities sold short	$—	$—	$—	$—	$—	$—

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2007

	Focus Growth and Income	Focus Value	Allocation Growth	Allocation Moderate Growth	Allocation Moderate	Allocation Balanced
NET ASSETS REPRESENTED BY:
Capital paid-in	$65,280,960	$115,950,137	$160,021,477	$232,793,823	$153,261,680	$75,409,664
Accumulated undistributed net investment income (loss)	419,094	1,303,571	2,203,451	3,815,404	2,839,134	1,382,720
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, swap contracts and foreign exchange transactions	11,490,143	17,881,455	3,654,607	5,066,816	4,017,401	1,301,402
Unrealized appreciation (depreciation) on investments	9,555,933	25,508,652	14,341,767	17,948,804	9,822,587	4,163,451
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	4	2,224	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
NET ASSETS	$86,746,134	$160,646,039	$180,221,302	$259,624,847	$169,940,802	$82,257,237
Class 1 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—	$—
Class 2 (unlimited shares authorized):
Net assets	$52,060,677	$86,877,042	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	4,521,570	4,872,501	—	—	—	—
Net asset value, offering and redemption price per share	$11.51	$17.83	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$34,685,457	$73,768,997	$180,221,302	$259,624,847	$169,940,802	$82,257,237
Shares of beneficial interest issued and outstanding	3,020,978	4,145,108	14,213,968	21,130,614	14,282,214	7,221,358
Net asset value, offering and redemption price per share	$11.48	$17.80	$12.68	$12.29	$11.90	$11.39

See Notes To Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS

For the year ended March 31, 2007

	Multi- Managed Growth	Multi- Managed Moderate Growth	Multi- Managed Income/Equity	Multi-Managed Income	Asset Allocation Diversified Growth	Stock
Investment Income:
Dividends (unaffiliated)	$1,027,073	$1,507,886	$952,913	$358,960	$6,280,156	$3,655,435
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	2,611,977	7,189,571	8,866,309	7,430,418	4,357,306	359,444
Total investment income*	3,639,050	8,697,457	9,819,222	7,789,378	10,637,463	4,014,879
Expenses:
Investment advisory and management fees	1,366,845	2,470,495	1,913,253	1,248,627	3,238,057	2,619,265
Service fees
Class 2	122,917	264,879	221,163	153,247	350,448	277,141
Class 3	82,653	170,093	134,106	80,531	215,586	172,442
Custodian and accounting fees	197,711	226,357	191,520	174,741	654,197	154,280
Reports to shareholders	29,840	57,258	47,013	31,607	77,781	60,071
Auditing and tax fees	28,787	28,787	28,787	28,787	28,788	27,685
Legal fees	1,488	2,647	1,933	1,093	3,199	2,430
Trustees' fees and expenses	8,119	15,615	12,759	9,007	20,615	16,334
Interest expense	121	185	605	185	6,937	—
Other expenses	12,088	18,274	15,019	12,222	26,745	14,098
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,850,569	3,254,590	2,566,158	1,740,047	4,622,353	3,343,746
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)	—	—	—	—	(389,132)	—
Custody credits earned on cash balances	(10,430)	(16,240)	(11,196)	(7,819)	(3,247)	(1,040)
Fees paid indirectly (Note 5)	(28,470)	(46,287)	(4,103)	(1,303)	(71,636)	(10,904)
Net expenses	1,811,669	3,192,063	2,550,859	1,730,925	4,158,338	3,331,802
Net investment income (loss)	1,827,381	5,505,394	7,268,363	6,058,453	6,479,125	683,077
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	11,726,279	14,650,843	3,817,539	651,902	27,759,431	24,224,665
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, options contracts, swap contracts and foreign bond forward contracts	(22,103)	(77,137)	(158,922)	(169,190)	265,176	—
Net realized foreign exchange gain (loss) on other assets and liabilities	141,175	506,744	654,116	616,239	(1,428,360)	2,175
Net realized gain (loss) on disposal of investments, in violation of investment restrictions (Note 4)	—	—	—	—	—	—
Net increase from payments by affiliates	—	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	11,845,351	15,080,450	4,312,733	1,098,951	26,596,247	24,226,840
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(2,550,506)	142,013	2,796,031	2,170,519	14,251,687	4,869,073
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, options contracts, swap contracts and foreign bond forward contracts	(33,419)	(122,934)	(161,080)	(141,779)	1,364,832	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	56,522	190,199	231,333	223,944	(803,481)	6,329
Change in unrealized appreciation (depreciation) on securities sold short	274	140	506	296	515	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(77)	(98,454)
Net unrealized gain (loss) on investments and foreign currencies	(2,527,129)	209,418	2,866,790	2,252,980	14,813,476	4,776,948
Net realized and unrealized gain (loss) on investments and foreign currencies	9,318,222	15,289,868	7,179,523	3,351,931	41,409,723	29,003,788
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,145,603	$20,795,262	$14,447,886	$9,410,384	$47,888,848	$29,686,865
* Net of foreign withholding taxes on interest and dividends of	$12,698	$17,372	$8,850	$5,026	$283,125	$94,008
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$12,431	$11,995
See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the year ended March 31, 2007

	Large Cap Growth	Large Cap Composite	Large Cap Value	Mid Cap Growth	Mid Cap Value	Small Cap
Investment Income:
Dividends (unaffiliated)	$2,310,644	$782,923	$6,111,560	$1,044,363	$3,462,575	$1,414,636
Dividends (affiliated)	13,453	2,128	7,056	—	—	—
Interest (unaffiliated)	401,326	61,979	401,477	207,843	155,371	631,190
Total investment income*	2,725,423	847,030	6,520,093	1,252,206	3,617,946	2,045,826
Expenses:
Investment advisory and management fees	1,704,957	386,476	2,182,335	1,348,934	1,707,367	1,506,900
Service fees
Class 2	136,775	48,702	183,779	137,840	182,688	118,463
Class 3	277,673	30,573	339,539	133,174	156,763	221,158
Custodian and accounting fees	185,024	136,414	178,338	169,295	150,478	309,611
Reports to shareholders	39,403	9,129	49,819	33,149	39,309	34,182
Auditing and tax fees	28,786	28,788	28,786	28,786	28,786	28,786
Legal fees	3,195	849	3,760	2,527	2,282	2,861
Trustees' fees and expenses	10,476	2,629	13,259	8,326	10,260	9,268
Interest expense	—	62	—	471	—	—
Other expenses	18,305	6,777	18,145	13,919	13,405	11,489
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	2,404,594	650,399	2,997,760	1,876,421	2,291,338	2,242,718
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)	—	(39,221)	—	—	—	52,215
Custody credits earned on cash balances	(12,832)	(404)	(880)	(2,420)	(3,491)	(2,859)
Fees paid indirectly (Note 5)	(6,336)	(3,135)	(1,629)	(117)	(2,687)	(48,675)
Net expenses	2,385,426	607,639	2,995,251	1,873,884	2,285,160	2,243,399
Net investment income (loss)	339,997	239,391	3,524,842	(621,678)	1,332,786	(197,573)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	8,369,965	2,576,608	13,314,168	16,014,418	21,014,663	15,695,312
Net realized gain (loss) on investments (affiliated)	2,953	1,692	122,442	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, options contracts and swap contracts	1,864	4,412	41,830	18,585	56,759	36,880
Net realized foreign exchange gain (loss) on other assets and liabilities	(1,157)	349	(39)	4,676	—	—
Net realized gain (loss) on disposal of investments, in violation of investment restrictions (Note 4)	—	—	—	—	—	—
Net increase from payments by affiliates	—	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	8,373,625	2,583,061	13,478,401	16,037,679	21,071,422	15,732,192
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	3,663,676	2,033,003	21,947,958	(4,899,505)	5,528,775	(2,410,227)
Change in unrealized appreciation (depreciation) on investments (affiliated)	(34,931)	2,025	(18,633)	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, options contracts, swap contracts and foreign bond forward contracts	14,655	6,131	17,155	(4,592)	5,650	(27,168)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	262	682	(109)	19	—	—
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	(6,161)	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	3,643,662	2,035,680	21,946,371	(4,904,078)	5,534,425	(2,437,395)
Net realized and unrealized gain (loss) on investments and foreign currencies	12,017,287	4,618,741	35,424,772	11,133,601	26,605,847	13,294,797
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,357,284	$4,858,132	$38,949,614	$10,511,923	$27,938,633	$13,097,224
* Net of foreign withholding taxes on interest and dividends of	$13,585	$5,938	$9,247	$3,783	$1,613	$241
** Net of foreign withholding taxes on capital gains of	$—	$699	$—	$—	$—	$—
See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the year ended March 31, 2007

	International Equity	Diversified Fixed Income	Strategic Fixed Income	Cash Management	Focus Growth	Focus TechNet
Investment Income:
Dividends (unaffiliated)	$6,872,857	$60,935	$2,600	$—	$524,837	$66,807
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	330,041	10,376,081	4,544,638	5,059,076	386,895	60,873
Total investment income*	7,202,898	10,437,016	4,547,238	5,059,076	911,732	127,680
Expenses:
Investment advisory and management fees	2,839,795	1,468,414	567,091	433,864	1,177,375	540,631
Service fees
Class 2	201,789	154,644	—	79,697	98,510	40,855
Class 3	384,139	245,219	177,216	92,335	114,941	44,539
Custodian and accounting fees	775,608	145,800	89,494	35,598	65,204	59,928
Reports to shareholders	55,780	38,960	12,124	21,410	23,493	9,921
Auditing and tax fees	39,696	32,997	496	32,999	24,999	26,297
Legal fees	5,240	5,260	1,612	1,970	1,640	1,008
Trustees' fees and expenses	14,506	11,078	3,502	5,605	6,242	2,784
Interest expense	876	—	312	—	—	2,530
Other expenses	18,316	11,896	6,532	5,683	8,567	7,191
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	4,335,745	2,114,268	858,379	709,161	1,520,971	735,684
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)	133,780	—	—	—	62	26,362
Custody credits earned on cash balances	(2,482)	(24,296)	(3,649)	(3,253)	(9,397)	(30)
Fees paid indirectly (Note 5)	(7,583)	—	—	—	(11,768)	—
Net expenses	4,459,460	2,089,972	854,730	705,908	1,499,868	762,016
Net investment income (loss)	2,743,438	8,347,044	3,692,508	4,353,168	(588,136)	(634,336)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	26,460,190	(239,244)	602,779	(217)	3,990,373	(158,144)
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, options contracts, swap contracts and foreign bond forward contracts	194,511	140	(28,759)	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	158,102	—	7,586	—	—	(2,305)
Net realized gain (loss) on disposal of investments, in violation of investment restrictions (Note 4)	—	—	—	(1,940)	—	—
Net increase from payments by affiliates (Note 4)	—	—	—	1,940	—	—
Net realized gain (loss) on investments and foreign currencies	26,812,803	(239,104)	581,606	(217)	3,990,373	(160,449)
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	22,978,056	3,514,435	1,580,316	23,093	(2,975,810)	(1,367,996)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, options contracts, swap contracts and foreign bond forward contracts	24,016	5,049	10,833	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	106,680	—	78	—	1	32
Change in unrealized appreciation (depreciation) on securities sold short	—	5,036	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	23,108,752	3,524,520	1,591,227	23,093	(2,975,809)	(1,367,964)
Net realized and unrealized gain (loss) on investments and foreign currencies	49,921,555	3,285,416	2,172,833	22,876	1,014,564	(1,528,413)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$52,664,993	$11,632,460	$5,865,341	$4,376,044	$426,428	$(2,162,749)
* Net of foreign withholding taxes on interest and dividends of	$504,551	$4,902	$7,101	$—	$4,723	$1,275
** Net of foreign withholding taxes on capital gains of	$1,125	$—	$—	$—	$—	$—
See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the year ended March 31, 2007

	Focus Growth and Income	Focus Value	Allocation Growth	Allocation Moderate Growth	Allocation Moderate	Allocation Balanced
Investment Income:
Dividends (unaffiliated)	$1,188,980	$2,861,357	$—	$—	$—	$—
Dividends (affiliated)	—	—	611,354	1,842,272	1,856,442	1,119,593
Interest (unaffiliated)	272,951	226,324	—	—	—	—
Total investment income*	1,461,931	3,087,681	611,354	1,842,272	1,856,442	1,119,593
Expenses:
Investment advisory and management fees	781,458	1,357,547	119,493	179,418	122,420	60,695
Service fees
Class 2	71,754	118,573	—	—	—	—
Class 3	75,775	141,765	—	—	—	—
Custodian and accounting fees	60,821	80,784	17,738	20,419	17,654	18,134
Reports to shareholders	14,628	24,591	19,412	30,601	19,927	10,065
Auditing and tax fees	24,998	24,998	3,705	3,705	3,705	3,705
Legal fees	1,014	4,255	3,822	5,695	3,815	1,854
Trustees' fees and expenses	4,079	7,067	5,773	8,657	5,974	3,035
Interest expense	181	—	—	—	—	—
Other expenses	7,390	8,612	6,987	8,536	8,422	7,553
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,042,098	1,768,192	176,930	257,031	181,917	105,041
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)	1,058	5,804	—	—	—	14,427
Custody credits earned on cash balances	(319)	(619)	(13,840)	(18,224)	(11,687)	(4,813)
Fees paid indirectly (Note 5)	—	(5,238)	—	—	—	—
Net expenses	1,042,837	1,768,139	163,090	238,807	170,230	114,655
Net investment income (loss)	419,094	1,319,542	448,264	1,603,465	1,686,212	1,004,938
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	12,344,624	17,974,578	—	—	—	—
Net realized gain (loss) on investments (affiliated)	—	—	1,441,279	2,079,389	2,322,230	688,336
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	3,984,606	5,212,226	2,872,308	1,011,322
Net realized gain (loss) on futures contracts, options contracts, swap contracts and foreign bond forward contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(15,265)	—	—	—	—
Net realized gain (loss) on disposal of investments, in violation of investment restrictions (Note 4)	—	—	—	—	—	—
Net increase from payments by affiliates	—	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	12,344,624	17,959,313	5,425,885	7,291,615	5,194,538	1,699,658
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(2,175,091)	5,505,894	—	—	—	—
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	9,781,876	12,682,263	6,639,209	2,961,161
Change in unrealized appreciation (depreciation) on futures contracts, options contracts, swap contracts and foreign bond forward contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	1	2,711	—	—	—	—
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(2,175,090)	5,508,605	9,781,876	12,682,263	6,639,209	2,961,161
Net realized and unrealized gain (loss) on investments and foreign currencies	10,169,534	23,467,918	15,207,761	19,973,878	11,833,747	4,660,819
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,588,628	$24,787,460	$15,656,025	$21,577,343	$13,519,959	$5,665,757
* Net of foreign withholding taxes on interest and dividends of	$—	$38,143	$—	$—	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	Multi-Managed Growth		Multi-Managed Moderate Growth		Multi-Managed Income/Equity
	For the year ended March 31, 2007	For the year ended March 31, 2006	For the year ended March 31, 2007	For the year ended March 31, 2006	For the year ended March 31, 2007	For the year ended March 31, 2006
OPERATIONS:
Net investment income (loss)	$1,827,381	$1,156,179	$5,505,394	$4,154,935	$7,268,363	$6,386,014
Net realized gain (loss) on investments and foreign currencies	11,845,351	20,528,698	15,080,450	28,367,799	4,312,733	12,759,108
Net unrealized gain (loss) on investments and foreign currencies	(2,527,129)	(2,628,290)	209,418	(4,094,694)	2,866,790	(4,734,426)
Net increase (decrease) in net assets resulting from operations	11,145,603	19,056,587	20,795,262	28,428,040	14,447,886	14,410,696
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(320,934)	(349,796)	(703,738)	(731,022)	(951,260)	(980,337)
Net investment income — Class 2	(600,018)	(532,778)	(2,467,563)	(2,078,726)	(3,955,178)	(3,323,279)
Net investment income — Class 3	(221,368)	(138,884)	(924,837)	(641,481)	(1,424,077)	(1,036,150)
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—	—	—
Net realized gain on investments — Class 3	—	—	—	—	—	—
Total distributions to shareholders	(1,142,320)	(1,021,458)	(4,096,138)	(3,451,229)	(6,330,515)	(5,339,766)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(8,527,753)	(10,439,167)	(6,381,634)	(4,653,790)	(12,295,930)	(7,430,916)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,475,530	7,595,962	10,317,490	20,323,021	(4,178,559)	1,640,014
NET ASSETS:
Beginning of period	155,097,879	147,501,917	292,227,835	271,904,814	241,855,415	240,215,401
End of period†	$156,573,409	$155,097,879	$302,545,325	$292,227,835	$237,676,856	$241,855,415
† Includes accumulated undistributed net investment income (loss)	$1,992,956	$1,145,738	$6,140,683	$4,142,592	$8,046,642	$6,350,522

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Multi-Managed Income		Asset Allocation: Diversified Growth		Stock
	For the year ended March 31, 2007	For the year ended March 31, 2006	For the year ended March 31, 2007	For the year ended March 31, 2006	For the year ended March 31, 2007	For the year ended March 31, 2006
OPERATIONS:
Net investment income (loss)	$6,058,453	$5,854,752	$6,479,125	$6,237,817	$683,077	$598,515
Net realized gain (loss) on investments and foreign currencies	1,098,951	4,519,518	26,596,247	21,489,867	24,226,840	29,813,583
Net unrealized gain (loss) on investments and foreign currencies	2,252,980	(3,471,007)	14,813,476	22,354,350	4,776,948	13,854,639
Net increase (decrease) in net assets resulting from operations	9,410,384	6,903,263	47,888,848	50,082,034	29,686,865	44,266,737
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(991,693)	(1,074,887)	(1,227,482)	(1,100,000)	(161,785)	(329,037)
Net investment income — Class 2	(3,629,761)	(3,294,895)	(4,001,249)	(2,882,308)	(306,458)	(680,617)
Net investment income — Class 3	(1,164,315)	(848,010)	(1,459,483)	(833,042)	(54,961)	(160,371)
Net realized gain on investments — Class 1	(336,322)	—	(944,483)	—	(3,443,383)	—
Net realized gain on investments — Class 2	(1,280,853)	—	(3,313,241)	—	(11,791,234)	—
Net realized gain on investments — Class 3	(422,223)	—	(1,273,351)	—	(4,588,825)	—
Total distributions to shareholders	(7,825,167)	(5,217,792)	(12,219,289)	(4,815,350)	(20,346,646)	(1,170,025)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(11,855,974)	(10,803,193)	(38,422,587)	(31,618,817)	(12,392,258)	(31,456,435)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,270,757)	(9,117,722)	(2,753,028)	13,647,867	(3,052,039)	11,640,277
NET ASSETS:
Beginning of period	170,981,545	180,099,267	392,946,734	379,298,867	315,251,851	303,611,574
End of period†	$160,710,788	$170,981,545	$390,193,706	$392,946,734	$312,199,812	$315,251,851
† Includes accumulated undistributed net investment income (loss)	$6,827,259	$5,818,440	$6,871,495	$6,259,958	$678,681	$504,163

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Large Cap Growth		Large Cap Composite		Large Cap Value
	For the year ended March 31, 2007	For the year ended March 31, 2006	For the year ended March 31, 2007	For the year ended March 31, 2006	For the year ended March 31, 2007	For the year ended March 31, 2006
OPERATIONS:
Net investment income (loss)	$339,997	$(60,095)	$239,391	$178,242	$3,524,842	$2,220,608
Net realized gain (loss) on investments and foreign currencies	8,373,625	10,203,607	2,583,061	2,094,885	13,478,401	9,122,131
Net unrealized gain (loss) on investments and foreign currencies	3,643,662	8,409,351	2,035,680	2,127,541	21,946,371	10,079,511
Net increase (decrease) in net assets resulting from operations	12,357,284	18,552,863	4,858,132	4,400,668	38,949,614	21,422,250
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(43,762)	(18,031)	(27,648)	(156,611)	(135,721)
Net investment income — Class 2	—	(175,057)	(120,854)	(175,640)	(982,810)	(886,260)
Net investment income — Class 3	—	(66,165)	(35,913)	(46,983)	(1,080,331)	(459,123)
Net realized gain on investments — Class 1	—	—	—	—	(546,399)	(82,290)
Net realized gain on investments — Class 2	—	—	—	—	(3,995,968)	(627,383)
Net realized gain on investments — Class 3	—	—	—	—	(4,945,391)	(367,385)
Total distributions to shareholders	—	(284,984)	(174,798)	(250,271)	(11,707,510)	(2,558,162)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	53,502,867	42,876,786	1,084,821	627,908	93,004,781	40,801,344
TOTAL INCREASE (DECREASE) IN NET ASSETS	65,860,151	61,144,665	5,768,155	4,778,305	120,246,885	59,665,432
NET ASSETS:
Beginning of period	179,908,430	118,763,765	45,748,417	40,970,112	216,503,307	156,837,875
End of period†	$245,768,581	$179,908,430	$51,516,572	$45,748,417	$336,750,192	$216,503,307
† Includes accumulated undistributed net investment income (loss)	$357,498	$(513)	$243,174	$176,183	$3,524,710	$2,219,659

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Mid Cap Growth		Mid Cap Value		Small Cap
	For the year ended March 31, 2007	For the year ended March 31, 2006	For the year ended March 31, 2007	For the year ended March 31, 2006	For the year ended March 31, 2007	For the year ended March 31, 2006
OPERATIONS:
Net investment income (loss)	$(621,678)	$(392,221)	$1,332,786	$1,068,547	$(197,573)	$(197,257)
Net realized gain (loss) on investments and foreign currencies	16,037,679	11,853,259	21,071,422	19,179,189	15,732,192	8,939,832
Net unrealized gain (loss) on investments and foreign currencies	(4,904,078)	17,432,169	5,534,425	6,194,816	(2,437,395)	14,512,275
Net increase (decrease) in net assets resulting from operations	10,511,923	28,893,207	27,938,633	26,442,552	13,097,224	23,254,850
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	(109,298)	(104,349)	—	—
Net investment income — Class 2	—	—	(656,408)	(557,673)	—	—
Net investment income — Class 3	—	—	(302,847)	(180,555)	—	—
Net realized gain on investments — Class 1	(897,693)	(416,063)	(1,506,713)	(1,062,797)	(449,261)	(93,413)
Net realized gain on investments — Class 2	(6,342,337)	(2,593,837)	(11,352,494)	(7,232,394)	(3,710,362)	(620,046)
Net realized gain on investments — Class 3	(4,038,640)	(1,030,815)	(6,313,627)	(2,890,679)	(4,356,189)	(413,475)
Total distributions to shareholders	(11,278,670)	(4,040,715)	(20,241,387)	(12,028,447)	(8,515,812)	(1,126,934)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	8,582,066	13,916,726	9,542,483	17,400,667	48,243,486	32,523,720
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,815,319	38,769,218	17,239,729	31,814,772	52,824,898	54,651,636
NET ASSETS:
Beginning of period	156,577,482	117,808,264	196,719,271	164,904,499	156,390,902	101,739,266
End of period†	$164,392,801	$156,577,482	$213,959,000	$196,719,271	$209,215,800	$156,390,902
† Includes accumulated undistributed net investment income (loss)	$1,947	$(480)	$1,332,786	$1,068,553	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	International Equity		Diversified Fixed Income		Strategic Fixed Income
	For the year ended March 31, 2007	For the year ended March 31, 2006	For the year ended March 31, 2007	For the year ended March 31, 2006	For the year ended March 31, 2007	For the year ended March 31, 2006
OPERATIONS:
Net investment income (loss)	$2,743,438	$1,178,548	$8,347,044	$6,361,548	$3,692,508	$1,480,035
Net realized gain (loss) on investments and foreign currencies	26,812,803	10,986,345	(239,104)	(638,124)	581,606	50,604
Net unrealized gain (loss) on investments and foreign currencies	23,108,752	28,819,742	3,524,520	(3,845,254)	1,591,227	463,930
Net increase (decrease) in net assets resulting from operations	52,664,993	40,984,635	11,632,460	1,878,170	5,865,341	1,994,569
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(82,248)	(50,356)	(280,603)	(339,352)	—	—
Net investment income — Class 2	(644,467)	(375,207)	(2,952,681)	(3,414,999)	—	—
Net investment income — Class 3	(648,350)	(208,956)	(3,128,264)	(1,715,798)	(2,946,329)	(1,058,051)
Net realized gain on investments — Class 1	(502,846)	(142,726)	(1,417)	(49,276)	—	—
Net realized gain on investments — Class 2	(5,015,890)	(1,414,631)	(15,671)	(520,898)	—	—
Net realized gain on investments — Class 3	(6,231,052)	(1,020,128)	(17,183)	(270,814)	(47,391)	(48,353)
Total distributions to shareholders	(13,124,853)	(3,212,004)	(6,395,819)	(6,311,137)	(2,993,720)	(1,106,404)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	114,667,216	73,695,041	38,228,188	29,948,607	46,116,280	30,035,367
TOTAL INCREASE (DECREASE) IN NET ASSETS	154,207,356	111,467,672	43,464,829	25,515,640	48,987,901	30,923,532
NET ASSETS:
Beginning of period	233,257,264	121,789,592	191,537,494	166,021,854	48,116,116	17,192,584
End of period†	$387,464,620	$233,257,264	$235,002,323	$191,537,494	$97,104,017	$48,116,116
† Includes accumulated undistributed net investment income (loss)	$2,388,768	$527,847	$8,480,646	$6,361,548	$1,262,305	$483,950

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Cash Management		Focus Growth		Focus TechNet
	For the year ended March 31, 2007	For the year ended March 31, 2006	For the year ended March 31, 2007	For the year ended March 31, 2006	For the year ended March 31, 2007	For the year ended March 31, 2006
OPERATIONS:
Net investment income (loss)	$4,353,168	$1,922,653	$(588,136)	$(784,490)	$(634,336)	$(618,802)
Net realized gain (loss) on investments and foreign currencies	(217)	5,180	3,990,373	4,613,766	(160,449)	3,828,060
Net unrealized gain (loss) on investments and foreign currencies	23,093	3,461	(2,975,809)	15,001,856	(1,367,964)	7,543,572
Net increase (decrease) in net assets resulting from operations	4,376,044	1,931,294	426,428	18,831,132	(2,162,749)	10,752,830
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(104,888)	(47,142)	—	—	—	—
Net investment income — Class 2	(1,012,706)	(373,014)	—	—	—	—
Net investment income — Class 3	(805,058)	(152,778)	—	—	—	—
Net realized gain on investments — Class 1	(256)	—	—	—	—	—
Net realized gain on investments — Class 2	(2,622)	—	—	—	(826,788)	—
Net realized gain on investments — Class 3	(2,172)	—	—	—	(589,311)	—
Total distributions to shareholders	(1,927,702)	(572,934)	—	—	(1,416,099)	—
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	41,191,921	(1,092,184)	(1,523,459)	5,802,756	(9,089,757)	5,733,666
TOTAL INCREASE (DECREASE) IN NET ASSETS	43,640,263	266,176	(1,097,031)	24,633,888	(12,668,605)	16,486,496
NET ASSETS:
Beginning of period	64,681,192	64,415,016	120,777,537	96,143,649	55,717,282	39,230,786
End of period†	$108,321,455	$64,681,192	$119,680,506	$120,777,537	$43,048,677	$55,717,282
† Includes accumulated undistributed net investment income (loss)	$4,353,169	$1,922,653	$8,060	$—	$(110,152)	$(5)

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focus Growth and Income		Focus Value		Allocation Growth
	For the year ended March 31, 2007	For the year ended March 31, 2006	For the year ended March 31, 2007	For the year ended March 31, 2006	For the year ended March 31, 2007	For the year ended March 31, 2006
OPERATIONS:
Net investment income (loss)	$419,094	$658,863	$1,319,542	$423,015	$448,264	$61,349
Net realized gain (loss) on investments and foreign currencies	12,344,624	3,517,207	17,959,313	3,561,648	5,425,885	686,766
Net unrealized gain (loss) on investments and foreign currencies	(2,175,090)	5,368,345	5,508,605	10,265,260	9,781,876	4,622,152
Net increase (decrease) in net assets resulting from operations	10,588,628	9,544,415	24,787,460	14,249,923	15,656,025	5,370,267
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	—
Net investment income — Class 2	(423,913)	(103,802)	(262,620)	(52,156)	—	—
Net investment income — Class 3	(246,521)	(29,676)	(145,791)	—	—	(173,908)
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	(2,341,419)	—	(1,812,005)	(2,877,778)	—	—
Net realized gain on investments — Class 3	(1,510,847)	—	(1,381,287)	(1,383,973)	(563,166)	(26,833)
Total distributions to shareholders	(4,522,700)	(133,478)	(3,601,703)	(4,313,907)	(563,166)	(200,741)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	5,231,237	(5,074,326)	24,309,413	16,307,710	101,744,497	52,906,293
TOTAL INCREASE (DECREASE) IN NET ASSETS	11,297,165	4,336,611	45,495,170	26,243,726	116,837,356	58,075,819
NET ASSETS:
Beginning of period	75,448,969	71,112,358	115,150,869	88,907,143	63,383,946	5,308,127
End of period†	$86,746,134	$75,448,969	$160,646,039	$115,150,869	$180,221,302	$63,383,946
† Includes accumulated undistributed net investment income (loss)	$419,094	$670,434	$1,303,571	$407,705	$2,203,451	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Allocation Moderate Growth		Allocation Moderate		Allocation Balanced
	For the year ended March 31, 2007	For the year ended March 31, 2006	For the year ended March 31, 2007	For the year ended March 31, 2006	For the year ended March 31, 2007	For the year ended March 31, 2006
OPERATIONS:
Net investment income (loss)	$1,603,465	$340,678	$1,686,212	$384,971	$1,004,938	$350,814
Net realized gain (loss) on investments and foreign currencies	7,291,615	941,983	5,194,538	824,571	1,699,658	861,346
Net unrealized gain (loss) on investments and foreign currencies	12,682,263	5,314,091	6,639,209	3,240,999	2,961,161	1,245,736
Net increase (decrease) in net assets resulting from operations	21,577,343	6,596,752	13,519,959	4,450,541	5,665,757	2,457,896
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	—
Net investment income — Class 2	—	—	—	—	—	—
Net investment income — Class 3	—	(470,507)	—	(492,833)	—	(424,110)
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2		—	—	—	—	—
Net realized gain on investments — Class 3	(791,484)	(33,512)	(618,149)	(122,641)	(533,317)	(275,207)
Total distributions to shareholders	(791,484)	(504,019)	(618,149)	(615,474)	(533,317)	(699,317)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	139,634,443	89,797,900	87,456,751	62,359,504	36,225,217	35,182,966
TOTAL INCREASE (DECREASE) IN NET ASSETS	160,420,302	95,890,633	100,358,561	66,194,571	41,357,657	36,941,545
NET ASSETS:
Beginning of period	99,204,545	3,313,912	69,582,241	3,387,670	40,899,580	3,958,035
End of period†	$259,624,847	$99,204,545	$169,940,802	$69,582,241	$82,257,237	$40,899,580
† Includes accumulated undistributed net investment income (loss)	$3,815,404	$—	$2,839,134	$—	$1,382,720	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

1.  Description of Business and Basis of Presentation: Seasons Series Trust (the "Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies (collectively the "Variable Contracts"). Shares of the Trust are not offered directly to the public. Instead, they participate through Variable Contracts offered by affiliated life insurance companies (the "Life Companies"). AIG SunAmerica Asset Management Corp. ("AIG SAAMCo" or "Adviser"), an affiliate of the Life Companies and an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"), manages the Trust. An affiliated life company, AIG SunAmerica Life Assurance Company, is the parent company to AIG SAAMCo.

The Trust currently consists of 24 separate series or portfolios (each, a "Portfolio" and collectively, the "Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees may establish additional portfolios or classes in the future. Six of the Portfolios, called the "Seasons Portfolios," are available only through the selection of one of four variable investment "strategies" described in the Seasons Variable Contract prospectus. Eighteen additional Portfolios, called the "Seasons Select Portfolios," the "Seasons Focused Portfolios" and the "Seasons Managed Allocation Portfolios," are available in addition to the Seasons Portfolios as variable investment options under  Variable Contracts offered by the Life Companies. All shares may be purchased or redeemed at net asset value without any sales or redemption charge. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its investment goal by investing its assets in a combination of the Seasons Select Portfolios and the Seasons Focused Portfolios (collectively, the "Underlying Portfolios").

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) except for the Seasons Managed Allocation Portfolios, Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

The investment objectives for each Portfolio are as follows:

Seasons Portfolios

The Multi-Managed Growth Portfolio seeks long-term growth of capital.

The Multi-Managed Moderate Growth Portfolio seeks long-term growth of capital, with capital preservation as a secondary objective.

The Multi-Managed Income/Equity Portfolio seeks conservation of principal while maintaining some potential for long-term growth of capital.

The Multi-Managed Income Portfolio seeks capital preservation.

The Asset Allocation: Diversified Growth Portfolio seeks capital appreciation by investing primarily through a strategic allocation of approximately 80% of its assets in equity securities and approximately 20% of its assets in fixed income securities.

The Stock Portfolio seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks.

Seasons Select Portfolios

The Large Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a growth strategy.

The Large Cap Composite Portfolio seeks long-term growth of capital and growth of dividend income by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies that offer the potential for long-term growth of capital or dividends.

The Large Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.

The Mid Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies selected through a growth strategy.

The Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies selected through a value strategy.

The Small Cap Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small companies.

The International Equity Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

The Diversified Fixed Income Portfolio seeks relatively high current income and secondarily capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, mortgage-backed securities, investment grade debt securities, and high yield/high risk bonds.

The Strategic Fixed Income Portfolio seeks a high level of current income and, secondarily, capital appreciation over the long term, by investing, under normal circumstances, at least 80% of its net assets in multiple sectors of the fixed income market, including high yield bonds, foreign government and corporate debt securities from developed and emerging markets, mortgage-backed securities and U.S. government, agency and investment grade securities.

The Cash Management Portfolio seeks high current yield while preserving capital by investing in a diversified selection of money market instruments.

Seasons Focused Portfolios

The Focus Growth Portfolio seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria without regard to market capitalization.

The Focus TechNet Portfolio seeks long-term growth of capital through active trading of equity securities of companies that demonstrate the potential for long-term growth of capital and that are believed to benefit significantly from technological advances or improvements without regard to market capitalization. Under normal circumstances, at least 80% of its net assets will be invested in such securities.

The Focus Growth and Income Portfolio seeks long-term growth of capital and current income through active trading of equity securities selected to achieve a blend of growth companies, value companies and companies that are believed to have elements of growth and value, issued by large cap companies including those that offer the potential for a reasonable level of current income. A growth orientation or value orientation may be emphasized at any particular time.

The Focus Value Portfolio seeks long-term growth of capital through active trading of equity securities selected on the basis of a value criteria, without regard to market capitalization.

Seasons Managed Allocation Portfolios

The Allocation Growth Portfolio seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 80% of its net assets plus borrowings for investment purposes in equity portfolios.

The Allocation Moderate Growth Portfolio seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 30% and no more than 90% of its net assets plus borrowings for investment purposes in equity portfolios and at least 10% and no more than 70% of its net assets plus borrowings for investment purposes in fixed income portfolios.

The Allocation Moderate Portfolio seeks long-term capital appreciation and moderate current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 20% and no more than 80% of its net assets plus borrowings for investment purposes in equity portfolios and at least 20% and no more than 80% of its net assets plus borrowings for investment purposes in fixed income portfolios.

The Allocation Balanced Portfolio seeks long-term capital appreciation and current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests no more than 70% of its net assets plus borrowings for investment purposes in equity portfolios.

Each Portfolio, except for the Asset Allocation: Diversified Growth, Stock, Diversified Fixed Income, and Strategic Fixed Income Portfolios, are organized as a "non-diversified" Portfolio of the Trust (as such term is defined under the Investment Company Act of 1940, as amended), subject, however, to certain tax diversification requirements.

Each of the Seasons Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios ("Multi-Managed Seasons Select Portfolio(s)") allocates all of its assets among three or four distinct Managed Components, each managed by a separate Manager ("Manager" or collectively "Managers"). The four Managers of the Multi-Managed Seasons Portfolios are AIG SAAMCo, Janus Capital Management LLC ("Janus"), Lord Abbett & Company LLC ("Lord Abbett") and Wellington Management Company, LLP ("WMC"). New share purchase and redemption requests in each Multi-Managed Seasons Portfolio will be allocated among the Managed Components of such Portfolio as described in the chart below.

Portfolio	Aggressive Growth component AIG SAAMCo	Growth component Janus	Balanced component Lord Abbett/ AIG SAAMCo	Fixed Income component WMC
Multi-Managed Growth	20%	40%	14%/6%	20%
Multi-Managed Moderate Growth	18	28	12.6/5.4	36
Multi-Managed Income/Equity	0	18	14/14	54
Multi-Managed Income	0	8	8.5/8.5	75

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the managed components on at least a quarterly basis to restore the target allocations for such Portfolio.

Each Seasons Select Portfolio except the Cash Management Portfolio (referred to hereinafter as the "Multi-Managed Seasons Select Portfolio(s)") is managed by several separate managers each of which advises a separate portion of the Portfolio. Each Multi-Managed Seasons Select Portfolio will allocate one portion of its portfolio to a passively-managed strategy that seeks to track a target index, or a subset of an index.

The Seasons Focused Portfolios offer access to several different professional Managers each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated Portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

New share purchase and redemption requests in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio (except for the Diversified Fixed Income Portfolio and the Strategic Fixed Income Portfolio) will be allocated equally among the Managers, unless AIG SAAMCo determines, subject to the review of the Board of Trustees, that a different allocation of assets would be in the best interest of the Portfolio and its shareholders. The assets of the Diversified Fixed Income Portfolio are not divided equally between the three managers, but have a targeted allocation of 50% to one Manager AIG Global Investment Corp. (AIGGIC) with a portion actively managed and another passively managed and 25% each to the two other Managers. With respect to the Strategic Fixed Income Portfolio, AIG SAAMCo intends to allocate the Portfolio's assets, including new cash, between the three Managers with a targeted allocation of approximately 40% each to the two Managers responsible for subadvising the corporate high-yield debt and mortgage-backed securities portions of the Portfolio and 20% to the Manager subadvising the emerging market debt portion of the Portfolio.

Indemnifications: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote. Pursuant to an Indemnification Agreement between the Trust and each Disinterested Trustee, the Trust has agreed to indemnify each Disinterested Trustee against liabilities and expenses that may be incurred by such Disinterested Trustee in connection with claims, suits or proceedings arising as a result of their service as a Trustee of the Trust.

2.  Significant Accounting Policies: The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be the normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures abopted in good faith by the Board of Directors.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost of the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swap contracts are marked-to-market daily based upon quotations from market makers. Mutual funds held by the Portfolio are valued at the net asset value (market value) of the underlying fund.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Foreign Currency Translation: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of currencies against U.S. dollars on the date of valuation.

The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For Seasons Managed Allocation Portfolios, distributions from income from the underlying Seasons Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying Seasons Portfolios, if any, are recorded to realized gains on the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries' tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations. For the Seasons Managed Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Seasons Managed Allocation Portfolios and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually.

The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretaion No.48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, Registered Investment Companies are not required to implement Fin 48 until their last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements, if any, has not yet been determined.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of March 31, 2007, the Trust does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a marked-to-market basis to ensure that the value at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

At March 31, 2007, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Portfolio	Percentage Interest	Principal Amount
Multi-Managed Growth	2.70%	$1,812,000
Multi-Managed Moderate Growth	5.38	3,615,000
Large Cap Composite	0.14	92,000
Small Cap	11.08	7,445,000
Focus Growth	1.43	961,000
Focus Growth and Income	4.46	2,999,000
Focus TechNet	0.15	97,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated March 31, 2007, bearing interest at a rate of 4.60% per annum, with a principal amount of $67,200,000, a repurchase price of $67,225,760, a maturity date of April 2, 2007. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bonds	8.88%	08/15/17	$34,885,000	$47,075,493
U.S. Treasury Bonds	8.88	02/15/19	15,570,000	21,470,719

In addition, at March 31, 2007, certain Portfolios held an undivided interest in two separate joint repurchase agreements with UBS Securities, LLC. The following Portfolios held the first one:

Portfolio	Percentage Interest	Principal Amount
Multi-Managed Growth	2.71%	$3,257,000
Multi-Managed Moderate Growth	9.58	11,494,000
Multi-Managed Income/Equity	10.97	13,162,000
Multi-Managed Income	9.85	11,824,000
Large Cap Value	1.70	2,037,000
Mid Cap Growth	0.94	1,129,000
Diversified Fixed Income	0.28	340,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated March 31, 2007, bearing interest at a rate of 5.12% per annum, with a principal amount of $120,000,000, a repurchase price of $120,051,200, and a maturity date of April 2, 2007. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bonds	12.00%	08/15/13	$50,000,000	$55,482,283
U.S. Treasury Bonds	11.75	11/15/14	55,001,000	67,030,469

The second UBS Securities, LLC joint repurchase agreement was held in the following Portfolio:

Portfolio	Percentage Interest	Principal Amount
Diversified Fixed Income	1.91%	$4,296,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated March 31, 2007, bearing interest at a rate of 5.12% per annum, with a principal amount of $225,000,000, a repurchase price of $225,096,000, and a maturity date of April 2, 2007. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	1.63%	01/15/15	$225,000,000	$229,500,000

At March 31, 2007, the Bank of America Securities joint repurchase agreement was held in the following Portfolios:

Portfolio	Percentage Interest	Principal Amount
Multi-Managed Growth	2.67%	$3,203,000
Multi-Managed Moderate Growth	9.42	11,306,000
Multi-Managed Income/Equity	10.79	12,948,000
Multi-Managed Income	9.69	11,631,000
Large Cap Value	1.67	2,003,000
Mid Cap Growth	0.93	1,111,000
Diversified Fixed Income	0.28	335,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Bank of America Securities, dated March 31, 2007, bearing interest at a rate of 5.05% per annum, with a principal amount of $118,040,000, a repurchase price of $118,089,675, and a maturity date of April 2, 2007. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	3.88%	05/15/09	$120,405,000	$120,438,475

Forward Foreign Currency Contracts: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

Futures Contracts:  A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other illiquid securities with the Futures Commission Merchant ("the broker"). The Portfolios' activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin'' and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Swap Contracts: Certain Portfolios have entered into interest rate, equity and/or total return swap contracts. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Equity swaps are contracts that are typically entered into for the purpose of investing in a market without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Portfolios are included as part of realized gain (loss) in the Statement of Operations. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risks may exceed amounts recognized on the Statement of Assets and Liabilities.

Stripped Mortgage-Backed Securities:  Stripped Mortgage-Backed Securities (SMBS") are derivative multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio's yield.

Mortgage-Backed Dollar Rolls: Certain Portfolios may enter into dollar roll transactions using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Portfolios' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. During the year ended March 31, 2007, none of the portfolios entered into dollar roll transactions.

Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed transaction costs.

Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current market value of the option. When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

	Written Options
	Multi-Managed Growth Portfolio		Multi-Managed Moderate Growth Portfolio
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding as of March 31, 2006	0	$—	0	$—
Options written	215	16,936	358	28,196
Options terminated in closing purchase transactions	(56)	(5,149)	(93)	(8,551)
Options exercised
Options expired (written)	(159)	(11,787)	(265)	(19,645)
Options outstanding as of March 31, 2007	—	$—	—	$—

During the year ended March 31, 2007, there were no written option contracts outstanding.

Short Sales: Certain Portfolios may engage in "short sales against the box". A short sale is against the box to the extent that the Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, certain Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security ("short sales"). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

3.  Federal Income Taxes: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies and investments in partnerships, treatment of defaulted securities and derivative transactions.

	For the Year Ended March 31, 2007
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-Term Gain/ Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gain
Multi-Managed Growth	$2,609,860	$(12,470,581)	$14,527,730	$1,142,321	$—
Multi-Managed Moderate Growth	6,942,967	4,541,907	20,077,686	4,096,139	—
Multi-Managed Income/Equity	8,457,178	3,442,815	11,495,493	6,330,514	—
Multi-Managed Income	6,916,555	399,327	4,075,605	5,785,769	2,039,398
Asset Allocation: Diversified Growth	12,984,734	23,165,036	54,449,123	6,688,214	5,531,075
Stock	4,405,248	19,705,379	50,618,544	523,204	19,823,442
Large Cap Growth	1,319,756	2,411,632	21,984,466	—	—
Large Cap Composite	797,513	1,379,195	5,902,326	174,798	—
Large Cap Value	6,115,559	11,163,102	44,149,504	3,676,168	8,031,342
Mid Cap Growth	4,575,759	10,856,421	24,642,603	3,832,972	7,445,698
Mid Cap Value	3,855,688	18,835,503	39,660,721	4,184,120	16,057,267
Small Cap	8,795,527	7,093,798	15,700,282	4,945,877	3,569,935
International Equity	16,947,094	12,537,013	59,752,714	9,669,589	3,455,264
Diversified Fixed Income	8,480,646	(770,478)	(521,896)	6,361,602	34,217
Strategic Fixed Income	1,679,450	94,910	1,441,511	2,993,720	—
Cash Management	4,353,168	(217)	(1,797)	1,927,702	—
Focus Growth	—	(594,517)	21,212,572	—	—
Focus TechNet	—	(386,021)	6,481,953	21,471	1,394,628
Focus Growth and Income	5,398,581	6,572,001	9,494,590	898,092	3,624,608
Focus Value	6,983,110	12,286,990	25,440,188	408,411	3,193,292
Allocation Growth	2,277,434	3,599,436	14,322,954	149,014	414,152
Allocation Moderate Growth	4,242,476	4,665,255	17,923,294	274,389	517,095
Allocation Moderate	3,077,168	3,805,388	9,796,566	262,035	356,114
Allocation Balanced	1,583,350	1,166,246	4,097,977	333,400	199,917

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	Tax Distributions for the Year Ended March 31, 2006
Portfolio	Ordinary Income	Long-Term Capital Gains
Multi-Managed Growth	$1,021,458	$—
Multi-Managed Moderate Growth	3,451,229	—
Multi-Managed Income/Equity	5,339,766	—
Multi-Managed Income	5,217,792	—
Asset Allocation: Diversified Growth	4,815,350	—
Stock	1,170,025	—
Large Cap Growth	284,984	—
Large Cap Composite	250,271	—
Large Cap Value	1,481,104	1,077,058
Mid Cap Growth	—	4,040,715
Mid Cap Value	4,042,451	7,985,996
Small Cap	—	1,126,934

	Tax Distributions for the Year Ended March 31, 2006
Portfolio	Ordinary Income	Long-Term Capital Gains
International Equity	$634,519	$2,577,485
Diversified Fixed Income	5,547,937	763,200
Strategic Fixed Income	1,106,404	—
Cash Management	572,934	—
Focus Growth	—	—
Focus TechNet	—	—
Focus Growth and Income	133,478	—
Focus Value	1,584,995	2,728,912
Allocation Growth	200,741	—
Allocation Moderate Growth	504,019	—
Allocation Moderate	615,474	—
Allocation Balanced	699,317	—

As of March, 2007, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Capital Loss Carryforward
Portfolio	2011	2012	2013	2014	2015
Multi-Managed Growth	$10,598,157	$1,872,424	$—	$—	$—
Multi-Managed Moderate Growth	—	—	—	—	—
Multi-Managed Income/Equity	—	—	—	—	—
Multi-Managed Income	—	—	—	—	—
Asset Allocation: Diversified Growth	—	—	—	—	—
Stock	—	—	—	—	—
Large Cap Growth	—	—	—	—	—
Large Cap Composite	—	—	—	—	—
Large Cap Value	—	—	—	—	—
Mid Cap Growth	—	—	—	—	—
Mid Cap Value	—	—	—	—	—
Small Cap	—	—	—	—	—
International Equity	—	—	—	—	—
Diversified Fixed Income	—	—	—	—	770,478
Strategic Fixed Income	—	—	—	—	—
Cash Management	—	—	—	—	217
Focus Growth	594,517	—	—	—	—
Focus TechNet	—	—	—	—	386,021
Focus Growth and Income	—	—	—	—	—
Focus Value	—	—	—	—	—
Allocation Growth	—	—	—	—	—
Allocation Moderate Growth	—	—	—	—	—
Allocation Moderate	—	—	—	—	—
Allocation Balanced	—	—	—	—	—

The Portfolio's indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the year ended March 31, 2007.

Portfolio	Carryforward Capital Loss Utilized
Multi-Managed Growth	$16,581,118
Multi-Managed Moderate Growth	10,172,216
Multi-Managed Income/Equity	44,566
Multi-Managed Income	—
Asset Allocation: Diversified Growth	—

Portfolio	Carryforward Capital Loss Utilized
Stock	$—
Large Cap Growth	5,896,262
Large Cap Composite	622,331
Large Cap Value	—
Mid Cap Growth	—
Mid Cap Value	—
Small Cap	—
International Equity	—
Diversified Fixed Income	—
Strategic Fixed Income	—
Cash Management	—
Focus Growth	3,879,888
Focus TechNet	—
Focus Growth and Income	—
Focus Value	—
Allocation Growth	—
Allocation Moderate Growth	—
Allocation Moderate	—
Allocation Balanced	—

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Portfolio's fiscal year end may be deferred as occuring on the first day of the following year. For the fiscal year ended March 31, 2007, the Portfolios which elected to defer capital and currency losses were as follows:

Portfolio	Deferred Post-October Capital Loss	Deferred Post-October Currency Loss
Multi-Managed Growth	$4,751,611	$—
Multi-Managed Moderate Growth	—	—
Multi-Managed Income/Equity	—	—
Multi-Managed Income	51,403	—
Asset Allocation: Diversified Growth	—	1,689,221
Stock	—	17,117
Large Cap Growth	—	2,648
Large Cap Composite	—	630
Large Cap Value	—	292
Mid Cap Growth	—	—
Mid Cap Value	—	—
Small Cap	—	—
International Equity	—	—
Diversified Fixed Income	240,650	—
Strategic Fixed Income	—	821
Cash Management	—	—
Focus Growth	—	—
Focus TechNet	—	658
Focus Growth and Income	—	—
Focus Value	—	14,384
Allocation Growth	—	—
Allocation Moderate Growth	—	—
Allocation Moderate	—	—
Allocation Balanced	—	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Gain/(Loss) Net	Cost of Investments
Multi-Managed Growth	$16,196,517	$(1,707,300)	$14,489,217	$147,910,866
Multi-Managed Moderate Growth	23,120,615	(3,171,296)	19,949,319	305,029,215
Multi-Managed Income/Equity	13,285,932	(1,944,647)	11,341,285	250,775,202
Multi-Managed Income	5,181,816	(1,251,119)	3,930,697	177,969,908
Asset Allocation: Diversified Growth	62,721,358	(7,605,929)	55,115,429	339,437,295
Stock	55,937,650	(5,197,790)	50,739,860	261,594,677
Large Cap Growth	26,083,423	(3,123,131)	21,984,200	223,451,336
Large Cap Composite	7,153,539	(1,243,872)	5,909,667	45,300,286
Large Cap Value	47,374,742	(3,225,243)	44,149,499	293,925,312
Mid Cap Growth	29,475,869	(4,835,197)	24,642,619	140,585,598
Mid Cap Value	42,261,864	(2,601,638)	39,660,721	174,845,143
Small Cap	22,116,693	(6,416,411)	15,700,282	193,144,200
International Equity	63,586,501	(3,791,303)	59,795,198	323,461,533
Diversified Fixed Income	1,471,279	(1,998,212)	(526,933)	238,450,729
Strategic Fixed Income	1,991,390	(549,916)	1,441,474	107,883,682
Cash Management	1,270	(3,067)	(1,797)	106,217,928
Focus Growth	22,423,147	(1,202,578)	21,220,569	99,767,355
Focus TechNet	8,015,272	(1,533,351)	6,481,921	36,568,809
Focus Growth and Income	10,093,315	(598,729)	9,494,586	78,300,048
Focus Value	25,853,485	(415,522)	25,437,963	134,168,865
Allocation Growth	14,322,954	—	14,322,954	165,567,935
Allocation Moderate Growth	17,923,294	—	17,923,294	241,086,638
Allocation Moderate	9,796,566	—	9,796,566	159,862,855
Allocation Balanced	4,097,977	—	4,097,977	77,940,484

For the year ended March 31, 2007, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency and investments in real estate investment trusts, to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Multi-Managed Growth	$162,157	$(162,777)	$620
Multi-Managed Moderate Growth	588,835	(574,063)	(14,772)
Multi-Managed Income/Equity	758,272	(758,272)	—
Multi-Managed Income	736,135	(736,135)	—
Asset Allocation: Diversified Growth	820,626	(816,908)	(3,718)
Stock	(9,820)	9,820	—
Large Cap Growth	18,014	(18,014)	—
Large Cap Composite	1,048	(1,048)	—
Large Cap Value	(39)	39	—
Mid Cap Growth	624,105	(624,105)	—
Mid Cap Value	—	1,285	(1,285)
Small Cap	197,573	(196,776)	(797)
International Equity	492,548	(492,548)	—
Diversified Fixed Income	133,602	(133,602)	—
Strategic Fixed Income	32,176	(32,176)	—
Cash Management	—	—	—
Focus Growth	596,196	—	(596,196)
Focus TechNet	524,189	(150,167)	(374,022)
Focus Growth and Income	—	—	—
Focus Value	(15,265)	15,265	—
Allocation Growth	1,755,187	(1,755,187)	—
Allocation Moderate Growth	2,211,939	(2,211,939)	—
Allocation Moderate	1,152,922	(1,152,922)	—
Allocation Balanced	377,782	(377,782)	—

4.  Investment Advisory and Management Agreement, and Service Agreement (12b-1 Plan): AIG SAAMCo serves as investment adviser for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with AIG SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of AIG SAAMCo. Pursuant to the Agreement entered into between the Adviser and the Trust, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

Portfolio	Assets	Management Fees
Multi-Managed Growth*	0-$250 million	0.89%
	> $250 million	0.84%
	> $500 million	0.79%
Multi-Managed Moderate Growth*	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
Multi-Managed Income/Equity*	0-$250 million	0.81%
	> $250 million	0.76%
	> $500 million	0.71%
Multi-Managed Income*	0-$250 million	0.77%
	> $250 million	0.72%
	> $500 million	0.67%
Asset Allocation: Diversified Growth†	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
Stock*	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
Large Cap Growth, Large Cap Composite, Large Cap Value	0-$250 million	0.80%
	> $250 million	0.75%
	> $500 million	0.70%
Mid Cap Growth, Mid Cap Value, Small Cap	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
International Equity	0-$250 million	0.95%
	> $250 million	0.90%
	> $500 million	0.85%
Diversified Fixed Income	0-$200 million	0.70%
	> $200 million	0.65%
	> $400 million	0.60%
Strategic Fixed Income	0-$200 million	0.80%
	> $200 million	0.75%
	> $500 million	0.70%
Cash Management*	0-$400 million	0.475%
	> $400 million	0.45%
	> $500 million	0.425%
	> $1 billion	0.40%
Focus Growth*	0-$250 million	1.00%
	> $250 million	0.95%
	> $500 million	0.90%
Focus TechNet*	0-$250 million	1.20%
	> $250 million	1.10%
	> $500 million	1.00%
Focus Growth and Income*	0-$250 million	1.00%
	> $250 million	0.95%
	> $500 million	0.90%
Focus Value*	0-$250 million	1.00%
	> $250 million	0.95%
	> $500 million	0.90%
Allocation Growth,Allocation Moderate Growth, Allocation Moderate,Allocation Balanced	> 0	0.10%

† Effective October 1, 2005, the Adviser voluntarily agreed to, until further notice, waive 0.10% of investment advisory fees for the Asset Allocation: Diversified Growth Portfolio. For the year ended March 31, 2007, the amount of advisory fees waived were $389,132.

* Prior to October 1, 2006 the Advisory fees were as follows:

Portfolio	Assets	Management Fees
Multi-Managed Growth	>0	0.89%
Multi-Managed Moderate Growth	>0	0.85%
Multi-Managed Income/Equity	>0	0.81%
Multi-Managed Income	>0	0.77%
Stock	>0	0.85%
Cash Management	0-$100 million	0.475%
	>$100 million	0.45%
	>$500 million	0.425%
	>$1 billion	0.40%
Focus Growth	>0	1.00%
Focus TechNet	>0	1.20%
Focus Growth and Income	>0	1.00%
Focus Value	>0	1.00%

The Agreement authorizes AIG SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of AIG SAAMCo, which acts as Adviser,) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with AIG SAAMCo. Each of the Subadvisers, except "AIGGIC", is independent of AIG SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of AIG SAAMCo, which pays the Subadvisers' fees. All subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following Managers:

Portfolio	Subadviser
Multi-Managed Growth	Janus Lord Abbett AIG SAAMCo WMC
Multi-Managed Moderate Growth	Janus Lord Abbett AIG SAAMCo WMC
Multi-Managed Income/Equity	Janus Lord Abbett AIG SAAMCo WMC
Multi-Managed Income	Janus Lord Abbett AIG SAAMCo WMC
Asset Allocation: Diversified Growth Stock	Putnam Investment Management, LLC T. Rowe Price Associates, Inc. ("T. Rowe Price")
Large Cap Growth	AIGGIC Goldman Sachs Asset Management, L.P. Janus
Large Cap Composite	AIGGIC AIG SAAMCo T. Rowe Price
Large Cap Value	AIGGIC T. Rowe Price WMC
Mid Cap Growth	AIGGIC T. Rowe Price WMC
Mid Cap Value	AIGGIC Goldman Sachs Asset Management, L.P. Lord Abbett

Portfolio	Subadviser
Small Cap	AIGGIC ClearBridge Advisors, LLC ("ClearBridge")* AIG SAAMCo
International Equity	AIGGIC Goldman Sachs Asset Management International Lord Abbett
Diversified Fixed Income	AIGGIC AIG SAAMCo WMC
Strategic Fixed Income	AIGGIC Franklin Advisers, Inc. Western Asset Management ("WAM")**
Cash Management	Columbia Management Advisors, LLC
Focus Growth	Janus AIG SAAMCo# Marsico Capital Management, LLC ("Marsico")
Focus TechNet	RCM Capital Management, LLC AIG SAAMCo BAMCO, Inc.
Focus Growth and Income	AIG SAAMCo Marsico Thornburg Investment Management, Inc.
Focus Value	Northern Trust Investments, N.A. Third Avenue Management, LLC J.P. Morgan Investment Management, Inc.
Allocation Growth	Ibbotson Associates Advisors, LLC
Allocation Moderate Growth	Ibbotson Associates Advisors, LLC
Allocation Moderate	Ibbotson Associates Advisors, LLC
Allocation Balanced	Ibbotson Associates Advisors, LLC

#  Effective August 23, 2006, AIG SAAMCo assumed the day to day management responsibilities previously held by Credit Suisse Asset Management, LLC.

*  Effective December 1, 2006, ClearBridge Advisors, LLC ("ClearBridge") assumed subadvisory duties of a portion of the assets of the Small Cap Portfolio from Salomon Brothers Asset Management Inc ("Salomon Brothers"), an affiliate of ClearBridge.

**  Effective December 1, 2006, Western Asset Management Company replaced Salomon as sub-adviser of the Strategic Fixed Income Portfolio

The Adviser has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the Portfolios' average net assets:

Portfolio	Class 1	Class 2	Class 3
Large Cap Composite	1.10%	1.25%	1.35%
Small Cap	1.15	1.30	1.40
International Equity	1.30	1.45	1.55
Focus TechNet	—	1.65	1.75
Allocation Balanced Strategy	—	—	0.35

The Adviser also may voluntarily waive fees or reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years of making such waivers and reimbursements, provided that the Portfolio is able to effect such payments to the Adviser and remain in compliance with the foregoing expense limitations.

For the year ended March 31, 2007, AIG SAAMCo has agreed to waive fees or reimburse expenses as follows:

Portfolio	Amount
Large Cap Composite	$43,663
International Equity	57,497
Focus Technet	10,295

At March 31, 2007, the amounts repaid to the Adviser, which are included in the Statement of Operations, along with the remaining balance subject to recoupment are as follows:

Portfolio	Amount Recouped	Balance Subject to Recoupment
Large Cap Composite	$4,442	$92,500
Small Cap	52,215	—
International Equity	191,277	—
Focus Growth	62	—
Focus Technet	36,657	27,231
Focus Growth & Income	1,058	—
Focus Value	5,804	—
Allocation Balanced Strategy	14,427	—

Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of Class 2 and Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares. Accordingly, for the year ended March 31, 2007, service fees were paid (see Statement of Operations) based on the aforementioned rates.

On February 7, 2006 and April 25, 2006, Columbia Management Advisers, LLC, subadviser for the Cash Management Portfolio, purchased on behalf of the Portfolio, $1,000,000 par value of Curzon Funding LLC 4.92% due 11/3/2006 and $1,000,000 par value of Curzon Funding LLC 5.06% due 7/24/2006, respectively. AIG Financial Products Corp., an affiliate of AIG SAAMCo, provided an unconditional guarantee on both issues of Curzon Funding LLC. On July 24, 2006 $1,000,000 par value of Curzon Funding LLC matured and on July 21, 2006, $1,000,000 par value of Curzon Funding LLC due 11/3/2006 was sold at a loss of $1,940, which was reimbursed by Columbia Management Advisers, LLC.

5.  Expense Reductions: Through expense offset arrangements resulting from broker commission recapture, a portion of certain Portfolio's expenses have been reduced. For the year ended March 31, 2007, the amount of expense reductions received by each Portfolio used to offset the Portfolio's non-affiliated expenses, were as follows:

Portfolio	Total Expense Reductions
Multi-Managed Growth	$28,470
Multi-Managed Moderate Growth	46,287
Multi Managed Income/Equity	4,103
Multi-Managed Income	1,303
Asset Allocation: Diversified Growth	71,636
Stock	10,904
Large Cap Growth	6,336
Large Cap Composite	3,135
Large Cap Value	1,629
Mid Cap Growth	117
Mid Cap Value	2,687
Small Cap	48,675
International Equity	7,583
Focus Growth	11,768
Focus Value	5,238

6.  Purchases and Sales of Securities: The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended March 31, 2007 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchase of U.S. government securities	Sales of U.S. government securities
Multi-Managed Growth	$187,684,410	$195,799,819	$33,055,426	$32,289,952
Multi-Managed Moderate Growth	351,914,132	368,573,736	107,123,233	106,482,513
Multi-Managed Income/Equity	192,521,970	212,225,072	138,021,472	136,879,483
Multi-Managed Income	141,345,896	164,436,193	117,156,341	117,582,276
Asset Allocation: Diversified Growth	302,856,235	349,580,878	15,509,614	17,477,139
Stock	119,720,509	145,592,272	—	—
Large Cap Growth	158,734,624	109,453,935	—	—

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchase of U.S. government securities	Sales of U.S. government securities
Large Cap Composite	$37,944,319	$35,896,143	$—	$—
Large Cap Value	172,819,671	90,073,273	—	—
Mid Cap Growth	110,603,538	111,023,641	—	—
Mid Cap Value	90,663,299	93,156,367	—	—
Small Cap	296,928,112	250,891,412	—	—
International Equity	335,653,320	234,452,881	—
Diversified Fixed Income	241,335,628	209,544,786	151,839,697	140,308,698
Strategic Fixed Income	72,139,800	31,701,707	36,982,697	31,041,254
Cash Management	—	—	—	—
Focus Growth	139,874,795	130,544,715	—	—
Focus TechNet	35,213,899	44,997,826
Focus Growth and Income	110,877,553	117,370,813	—	—
Focus Value	101,413,883	89,713,622	—	—
Allocation Growth	111,920,474	10,875,400	—	—
Allocation Moderate Growth	157,213,938	18,821,077	—	—
Allocation Moderate	107,516,642	20,820,614	—	—
Allocation Balanced	44,653,716	9,202,382	—	—

7.  Capital Share Transactions: Transactions in capital shares of each class of each Portfolio were as follows:

	Multi-Managed Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2007		For the year ended March 31, 2006		For the year ended March 31, 2007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	163,500	$2,130,966	109,012	$1,395,680	1,036,346	$13,561,048	897,044	$11,147,210
Reinvested dividends	23,462	320,934	26,922	349,796	43,943	600,018	41,070	532,778
Shares redeemed	(861,547)	(11,371,277)	(1,260,012)	(15,592,506)	(1,608,733)	(21,290,877)	(1,237,546)	(15,234,407)
Net increase (decrease)	(674,585)	$(8,919,377)	(1,124,078)	$(13,847,030)	(528,444)	$(7,129,811)	(299,432)	$(3,554,419)

	Multi-Managed Growth Portfolio
	Class 3
	For the year ended March 31, 2007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	1,001,619	$13,133,487	782,434	$9,693,111
Reinvested dividends	16,229	221,368	10,716	138,884
Shares redeemed	(440,317)	(5,833,420)	(233,663)	(2,869,713)
Net increase (decrease)	577,531	$7,521,435	559,487	$6,962,282

	Multi-Managed Moderate Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2007		For the year ended March 31, 2006		For the year ended March 31, 2007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	167,843	$2,196,286	227,719	$2,883,556	1,832,806	$23,973,938	1,535,797	$19,454,472
Reinvested dividends	51,989	703,738	56,608	731,021	182,672	2,467,563	161,275	2,078,727
Shares redeemed	(1,037,080)	(13,611,822)	(1,275,601)	(16,020,617)	(2,327,696)	(30,561,195)	(2,129,134)	(26,673,362)
Net increase (decrease)	(817,248)	$(10,711,798)	(991,274)	$(12,406,040)	(312,218)	$(4,119,694)	(432,062)	$(5,140,163)

	Multi-Managed Moderate Growth Portfolio
	Class 3
	For the year ended March 31, 2007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	1,474,148	$19,242,314	1,574,160	$19,706,403
Reinvested dividends	68,529	924,837	49,811	641,481
Shares redeemed	(887,594)	(11,717,293)	(593,961)	(7,455,471)
Net increase (decrease)	655,083	$8,449,858	1,030,010	$12,892,413

	Multi-Managed Income/Equity Portfolio
	Class 1				Class 2
	For the year ended March 31, 2007		For the year ended March 31, 2006		For the year ended March 31, 2007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	162,318	$2,049,920	191,243	$2,383,228	1,492,602	$18,787,822	1,396,018	$17,328,291
Reinvested dividends	74,646	951,260	78,763	980,337	310,914	3,955,178	267,438	3,323,279
Shares redeemed	(884,486)	(11,118,940)	(1,035,570)	(12,864,317)	(2,451,784)	(30,887,164)	(2,153,742)	(26,612,156)
Net increase (decrease)	(647,522)	$(8,117,762)	(765,564)	$(9,500,752)	(648,268)	$(8,144,164)	(490,286)	$(5,960,586)

	Multi-Managed Income/Equity Portfolio
	Class 3
	For the year ended March 31, 2007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	923,805	$11,625,661	1,164,825	$14,365,243
Reinvested dividends	112,055	1,424,077	83,458	1,036,150
Shares redeemed	(723,239)	(9,083,742)	(597,028)	(7,370,971)
Net increase (decrease)	312,621	$3,965,996	651,255	$8,030,422

	Multi-Managed Income Portfolio
	Class 1				Class 2
	For the year ended March 31, 2007		For the year ended March 31, 2006		For the year ended March 31, 2007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	174,797	$2,130,556	209,196	$2,565,637	862,113	$10,520,020	1,294,162	$15,802,153
Reinvested dividends	109,683	1,328,015	88,740	1,074,887	406,235	4,910,614	272,425	3,294,895
Shares redeemed	(758,568)	(9,267,415)	(936,679)	(11,505,967)	(1,873,067)	(22,810,859)	(2,231,612)	(27,374,370)
Net increase (decrease)	(474,088)	$(5,808,844)	(638,743)	$(7,865,443)	(604,718)	$(7,380,225)	(665,025)	$(8,277,322)

	Multi-Managed Income Portfolio
	Class 3
	For the year ended March 31, 2007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	702,836	$8,547,548	766,228	$9,369,422
Reinvested dividends	131,352	1,586,538	70,166	848,010
Shares redeemed	(722,952)	(8,800,991)	(397,855)	(4,877,860)
Net increase (decrease)	111,236	$1,333,095	438,539	$5,339,572

	Asset Allocation: Diversified Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2007		For the year ended March 31, 2006		For the year ended March 31, 2007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	161,831	$2,140,645	332,615	$3,896,766	1,867,883	$24,581,066	2,287,430	$26,908,616
Reinvested dividends	160,207	2,171,965	91,321	1,100,000	540,392	7,314,490	239,608	2,882,308
Shares redeemed	(1,778,529)	(23,388,073)	(2,346,226)	(27,900,162)	(4,312,114)	(56,840,871)	(4,234,019)	(50,328,262)
Net increase (decrease)	(1,456,491)	$(19,075,463)	(1,922,290)	$(22,903,396)	(1,903,839)	$(24,945,315)	(1,706,981)	$(20,537,338)

	Asset Allocation: Diversified Growth Portfolio
	Class 3
	For the year ended March 31, 2007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	1,674,344	$21,981,680	1,996,933	$23,452,227
Reinvested dividends	202,143	2,732,834	69,322	833,042
Shares redeemed	(1,445,449)	(19,116,323)	(1,045,139)	(12,463,352)
Net increase (decrease)	431,038	$5,598,191	1,021,116	$11,821,917

	Stock Portfolio
	Class 1				Class 2
	For the year ended March 31, 2007		For the year ended March 31, 2006		For the year ended March 31, 2007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	132,313	$2,329,430	150,721	$2,470,994	1,266,167	$22,278,548	1,235,590	$20,187,116
Reinvested dividends	202,047	3,605,168	19,135	329,037	682,452	12,097,692	39,817	680,617
Shares redeemed	(1,033,145)	(18,322,764)	(1,417,030)	(23,384,857)	(2,459,465)	(43,492,183)	(2,472,644)	(40,541,933)
Net increase (decrease)	(698,785)	$(12,388,166)	(1,247,174)	$(20,584,826)	(510,846)	$(9,115,943)	(1,197,237)	$(19,674,200)

	Stock Portfolio
	Class 3
	For the year ended March 31, 2007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	1,077,869	$18,931,721	1,152,066	$18,701,007
Reinvested dividends	262,638	4,643,786	9,403	160,371
Shares redeemed	(818,063)	(14,463,656)	(613,714)	(10,058,787)
Net increase (decrease)	522,444	$9,111,851	547,755	$8,802,591

	Large Cap Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2007		For the year ended March 31, 2006		For the year ended March 31, 2007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	94,760	$881,056	178,259	$1,592,283	2,635,193	$24,629,879	2,670,014	$23,810,944
Reinvested dividends	—	—	4,649	43,762	—	—	18,716	175,057
Shares redeemed	(278,394)	(2,628,611)	(581,659)	(5,256,866)	(2,642,120)	(24,684,735)	(2,558,661)	(22,684,305)
Net increase (decrease)	(183,634)	$(1,747,555)	(398,751)	$(3,620,821)	(6,927)	$(54,856)	130,069	$1,301,696

	Large Cap Growth Portfolio
	Class 3
	For the year ended March 31, 2007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	8,457,231	$78,875,042	5,983,403	$53,261,150
Reinvested dividends	—	—	7,091	66,165
Shares redeemed	(2,489,014)	(23,569,764)	(926,333)	(8,131,404)
Net increase (decrease)	5,968,217	$55,305,278	5,064,161	$45,195,911

	Large Cap Composite Portfolio
	Class 1				Class 2
	For the year ended March 31, 2007		For the year ended March 31, 2006		For the year ended March 31, 2007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	37,889	$405,484	33,629	$338,067	735,969	$8,032,942	459,005	$4,576,605
Reinvested dividends	1,579	18,031	2,708	27,648	10,605	120,853	17,229	175,640
Shares redeemed	(99,935)	(1,089,306)	(153,342)	(1,529,616)	(737,423)	(8,072,893)	(562,600)	(5,614,044)
Net increase (decrease)	(60,457)	$(665,790)	(117,005)	$(1,163,901)	9,151	$80,902	(86,366)	$(861,799)

	Large Cap Composite Portfolio
	Class 3
	For the year ended March 31, 2007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	438,427	$4,774,764	437,814	$4,356,955
Reinvested dividends	3,155	35,913	4,614	46,983
Shares redeemed	(288,059)	(3,140,968)	(176,129)	(1,750,330)
Net increase (decrease)	153,523	$1,669,709	266,299	$2,653,608

	Large Cap Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2007		For the year ended March 31, 2006		For the year ended March 31, 2007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	410,340	$5,663,195	211,881	$2,592,075	2,426,396	$33,002,140	1,680,483	$20,380,669
Reinvested dividends	50,284	703,010	17,719	218,011	358,874	4,978,778	123,244	1,513,643
Shares redeemed	(422,362)	(5,810,932)	(320,216)	(3,880,945)	(2,661,073)	(36,007,183)	(2,254,170)	(27,260,819)
Net increase (decrease)	38,262	$555,273	(90,616)	$(1,070,859)	124,197	$1,973,735	(450,443)	$(5,366,507)

	Large Cap Value Portfolio
	Class 3
	For the year ended March 31, 2007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	7,740,499	$104,967,335	5,542,529	$67,136,391
Reinvested dividends	432,306	6,025,722	67,343	826,508
Shares redeemed	(1,523,401)	(20,517,284)	(1,720,094)	(20,724,189)
Net increase (decrease)	6,649,406	$90,475,773	3,889,778	$47,238,710

	Mid Cap Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2007		For the year ended March 31, 2006		For the year ended March 31, 2007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	46,337	$665,709	91,490	$1,243,038	1,408,333	$20,157,247	1,830,003	$24,657,415
Reinvested dividends	62,718	897,693	30,236	416,063	447,667	6,342,337	190,018	2,593,837
Shares redeemed	(231,507)	(3,301,106)	(379,535)	(4,882,645)	(2,072,126)	(29,326,695)	(1,851,069)	(24,221,865)
Net increase (decrease)	(122,452)	$(1,737,704)	(257,809)	$(3,223,544)	(216,126)	$(2,827,111)	168,952	$3,029,387

	Mid Cap Growth Portfolio
	Class 3
	For the year ended March 31, 2007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	1,863,140	$26,296,774	1,487,085	$20,042,904
Reinvested dividends	286,414	4,038,640	75,772	1,030,815
Shares redeemed	(1,197,935)	(17,188,533)	(531,133)	(6,962,836)
Net increase (decrease)	951,619	$13,146,881	1,031,724	$14,110,883

	Mid Cap Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2007		For the year ended March 31, 2006		For the year ended March 31, 2007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	109,054	$2,116,292	191,207	$3,528,066	1,146,809	$22,190,625	1,498,991	$27,717,441
Reinvested dividends	84,628	1,616,011	63,848	1,167,146	630,599	12,008,902	427,114	7,790,067
Shares redeemed	(276,549)	(5,350,593)	(254,492)	(4,726,625)	(1,868,548)	(35,808,619)	(2,122,163)	(38,959,679)
Net increase (decrease)	(82,867)	$(1,618,290)	563	$(31,413)	(91,140)	$(1,609,092)	(196,058)	$(3,452,171)

	Mid Cap Value Portfolio
	Class 3
	For the year ended March 31, 2007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	1,480,667	$28,469,079	1,682,108	$31,119,352
Reinvested dividends	347,980	6,616,474	168,606	3,071,234
Shares redeemed	(1,150,244)	(22,315,688)	(720,216)	(13,306,335)
Net increase (decrease)	678,403	$12,769,865	1,130,498	$20,884,251

	Small Cap Portfolio
	Class 1				Class 2
	For the year ended March 31, 2007		For the year ended March 31, 2006		For the year ended March 31, 2007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	251,066	$2,624,247	489,808	$4,604,056	3,027,871	$31,170,804	2,718,945	$25,975,157
Reinvested dividends	42,129	449,261	9,440	93,413	351,333	3,710,362	63,151	620,046
Shares redeemed	(529,594)	(5,572,056)	(466,723)	(4,419,347)	(3,586,800)	(36,822,338)	(2,732,675)	(25,851,531)
Net increase (decrease)	(236,399)	$(2,498,548)	32,525	$278,122	(207,596)	$(1,941,172)	49,421	$743,672

	Small Cap Portfolio
	Class 3
	For the year ended March 31, 2007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	6,405,406	$66,602,936	4,299,308	$41,083,674
Reinvested dividends	414,421	4,356,189	42,257	413,475
Shares redeemed	(1,769,844)	(18,275,919)	(1,053,255)	(9,995,223)
Net increase (decrease)	5,049,983	$52,683,206	3,288,310	$31,501,926

	International Equity Portfolio
	Class 1				Class 2
	For the year ended March 31, 2007		For the year ended March 31, 2006		For the year ended March 31, 3007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	448,450	$4,964,545	344,591	$3,281,349	5,344,655	$58,387,806	3,856,256	$36,367,560
Reinvested dividends	51,747	585,094	20,307	193,082	501,336	5,660,357	188,438	1,789,838
Shares redeemed	(430,222)	(4,783,570)	(209,894)	(1,938,516)	(4,127,707)	(44,805,877)	(2,832,562)	(26,193,338)
Net increase (decrease)	69,975	$766,069	155,004	$1,535,915	1,718,284	$19,242,286	1,212,132	$11,964,060

	International Equity Portfolio
	Class 3
	For the year ended March 31, 2007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	10,681,269	$116,306,412	7,996,454	$73,900,656
Reinvested dividends	610,157	6,879,402	129,540	1,229,084
Shares redeemed	(2,635,674)	(28,526,953)	(1,614,689)	(14,934,674)
Net increase (decrease)	8,655,752	$94,658,861	6,511,305	$60,195,066

	Diversified Fixed Income Portfolio
	Class 1				Class 2
	For the year ended March 31, 2007		For the year ended March 31, 2006		For the year ended March 31, 2007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	291,740	$3,091,228	277,412	$2,977,061	2,103,665	$22,218,983	2,266,710	$24,346,736
Reinvested dividends	26,621	282,020	37,278	388,628	280,602	2,968,352	378,064	3,935,897
Shares redeemed	(448,473)	(4,742,883)	(342,821)	(3,685,725)	(3,298,194)	(34,796,380)	(3,745,863)	(40,157,196)
Net increase (decrease)	(130,112)	$(1,369,635)	(28,131)	$(320,036)	(913,927)	$(9,609,045)	(1,101,089)	$(11,874,563)

	Diversified Fixed Income Portfolio
	Class 3
	For the year ended March 31, 2007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	6,060,006	$63,952,323	5,376,550	$57,521,475
Reinvested dividends	297,855	3,145,447	191,139	1,986,612
Shares redeemed	(1,696,373)	(17,890,902)	(1,620,540)	(17,364,881)
Net increase (decrease)	4,661,488	$49,206,868	3,947,149	$42,143,206
	Strategic Fixed Income
	Class 3
	For the year ended March 31, 2007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	5,019,495	$51,731,364	3,345,160	$33,526,368
Reinvested dividends	290,782	2,993,720	112,255	1,106,404
Shares redeemed	(835,714)	(8,608,804)	(457,712)	(4,597,405)
Net increase (decrease)	4,474,563	$46,116,280	2,999,703	$30,035,367

	Cash Management Portfolio
	Class 1				Class 2
	For the year ended March 31, 2007		For the year ended March 31, 2006		For the year ended March 31, 2007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,097,622	$12,307,949	426,649	$4,683,047	10,138,610	$113,483,723	5,386,987	$58,933,049
Reinvested dividends	9,428	105,144	4,307	47,142	91,162	1,015,328	34,121	373,014
Shares redeemed	(936,167)	(10,557,379)	(413,199)	(4,525,337)	(9,132,378)	(102,692,358)	(6,330,116)	(69,330,682)
Net increase (decrease)	170,883	$1,855,714	17,757	$204,852	1,097,394	$11,806,693	(909,008)	$(10,024,619)

	Cash Management Portfolio
	Class 3
	For the year ended March 31, 2007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	6,889,571	$77,095,539	3,122,926	$34,139,298
Reinvested dividends	72,536	807,230	13,987	152,778
Shares redeemed	(4,486,876)	(50,373,255)	(2,337,587)	(25,564,493)
Net increase (decrease)	2,475,231	$27,529,514	799,326	$8,727,583

	Focus Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2007		For the year ended March 31, 2006		For the year ended March 31, 2007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	69,764	$589,579	174,300	$1,507,762	1,603,998	$13,420,544	1,433,037	$11,948,750
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(453,235)	(3,860,553)	(161,347)	(1,339,103)	(2,757,394)	(23,608,863)	(2,287,689)	(18,691,366)
Net increase (decrease)	(383,471)	$(3,270,974)	12,953	$168,659	(1,153,396)	$(10,188,319)	(854,652)	$(6,742,616)

	Focus Growth Portfolio
	Class 3
	For the year ended March 31, 2007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	2,979,491	$25,188,182	2,165,081	$17,921,358
Reinvested dividends	—	—	—	—
Shares redeemed	(1,550,967)	(13,252,348)	(674,358)	(5,544,645)
Net increase (decrease)	1,428,524	$11,935,834	1,490,723	$12,376,713

	Focus TechNet Portfolio
	Class 2				Class 3
	For the year ended March 31, 2007		For the year ended March 31, 2006		For the year ended March 31, 2007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,200,098	$7,161,946	2,655,289	$15,520,679	909,788	$5,433,547	1,377,710	$8,086,103
Reinvested dividends	136,534	826,788	—	—	97,700	589,311	—	—
Shares redeemed	(2,961,740)	(17,266,414)	(2,553,296)	(14,414,702)	(1,001,458)	(5,834,935)	(607,321)	(3,458,414)
Net increase (decrease)	(1,625,108)	$(9,277,680)	101,993	$1,105,977	6,030	$187,923	770,389	$4,627,689
	Focus Growth and Income Portfolio
	Class 2				Class 3
	For the year ended March 31, 2007		For the year ended March 31, 2006		For the year ended March 31, 2007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,253,198	$14,089,168	1,043,950	$10,268,450	937,173	$10,404,078	946,096	$9,314,721
Reinvested dividends	242,600	2,765,332	10,120	103,802	154,561	1,757,368	2,900	29,676
Shares redeemed	(1,526,160)	(16,758,280)	(1,761,669)	(17,386,836)	(636,115)	(7,026,429)	(755,102)	(7,404,139)
Net increase (decrease)	(30,362)	$96,220	(707,599)	$(7,014,584)	455,619	$5,135,017	193,894	$1,940,258
	Focus Value Portfolio
	Class 2				Class 3
	For the year ended March 31, 2007		For the year ended March 31, 2006		For the year ended March 31, 2007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,597,885	$26,090,745	1,111,242	$15,947,258	1,984,033	$32,574,034	1,588,051	$22,831,174
Reinvested dividends	121,009	2,074,625	203,027	2,929,934	89,214	1,527,078	96,033	1,383,973
Shares redeemed	(1,660,617)	(26,985,111)	(1,362,453)	(19,454,265)	(669,730)	(10,971,958)	(510,421)	(7,330,364)
Net increase (decrease)	58,277	$1,180,259	(48,184)	$(577,073)	1,403,517	$23,129,154	1,173,663	$16,884,783

	Allocation Growth Portfolio
	Class 3
	For the year ended March 31, 2007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	9,938,682	$116,865,998	7,254,881	$76,494,436
Reinvested dividends	45,313	563,166	18,529	200,741
Shares redeemed	(1,314,432)	(15,684,667)	(2,267,761)	(23,788,884)
Net increase (decrease)	8,669,563	$101,744,497	5,005,649	$52,906,293
	Allocation Moderate Growth Portfolio
	Class 3
	For the year ended March 31, 2007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	14,251,982	$162,821,177	11,221,129	$117,552,441
Reinvested dividends	65,652	791,484	47,333	504,019
Shares redeemed	(2,082,527)	(23,978,218)	(2,709,928)	(28,258,560)
Net increase (decrease)	12,235,107	$139,634,443	8,558,534	$89,797,900
	Allocation Moderate Portfolio
	Class 3
	For the year ended March 31, 2007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	9,499,344	$105,753,683	9,162,944	$94,488,144
Reinvested dividends	52,878	618,149	58,763	615,474
Shares redeemed .	(1,667,198)	(18,915,081)	(3,168,307)	(32,744,114)
Net increase (decrease)	7,885,024	$87,456,751	6,053,400	$62,359,504
	Allocation Balanced Portfolio
	Class 3
	For the year ended March 31, 2007		For the year ended March 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	4,315,152	$46,822,952	6,661,693	$67,903,729
Reinvested dividends	47,560	533,317	68,225	699,317
Shares redeemed	(1,020,514)	(11,131,052)	(3,252,190)	(33,420,080)
Net increase (decrease)	3,342,198	$36,225,217	3,477,728	$35,182,966

8.   Transactions with Affiliates: The following Portfolios incurred brokerage commissions with affiliated brokers during the year ended March 31, 2007:

	Banc of America Securities, LLC	Citigroup Global Markets, Inc.	Goldman Sachs & Co.	Goldman Sachs (Asia), LLC	Goldman Sachs Execution	J.P. Morgan Securities, Inc.	M.J. Whitman, LLC
Large Cap Growth	$—	$—	$5,819	$—	$1,339	$7,548	$—
Mid Cap Value	—	—	2,225	—	—	—	—
Small Cap	—	19,807	—	—	—	—	—
International Equity	—	—	28,279	20,853	—	—	—
Focus Growth	5,862	—	—	—	—	—	—
Focus Growth & Income	10,718	—	—	—	—	—	—
Focus Value	—	—	—	—	—	1,990	9,583

As disclosed in the Portfolio of Investments, certain Portfolios own securities issued by AIG or an affiliate thereof. During the year ended March 31, 2007, the following Portfolios recorded realized gain (loss) and income on security transactions of AIG and affiliates of AIG as follows:

Portfolio	Security	Income	Market Value at March 31, 2006	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Market Value at March 31, 2007
Large Cap Growth	AIG	$13,453	$931,869	$1,307,039	$50,512	$2,953	$(34,931)	$2,156,418
Large Cap Composite	AIG	2,128	212,017	15,532	7,289	1,692	2,025	223,977
Large Cap Value	AIG	7,056	836,699	217,928	1,158,436	122,442	(18,633)	—
Allocation Growth Strategy	Various Seasons Series Trust Portfolios*	611,354	63,026,699	116,516,435	10,875,400	1,441,279	9,781,876	179,890,889
Allocation Moderate Growth Strategy	Various Seasons Series Trust Portfolios*	1,842,272	98,800,922	164,268,435	18,821,077	2,079,389	12,682,263	259,009,932
Allocation Moderate Strategy	Various Seasons Series Trust Portfolios*	1,856,442	69,273,204	112,245,392	20,820,614	2,322,230	6,639,209	169,659,421
Allocation Balanced Strategy	Various Seasons Series Trust Portfolios*	1,119,593	40,806,714	46,784,632	9,202,382	688,336	2,961,161	82,038,461

* See Portfolio of Investments for details.

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolio's net assets. At March 31, 2007, each Managed Allocation Portfolio held less than 27% of the outstanding Class 3 shares of any underlying Seasons Series Trust Portfolio. In addition, the Managed Allocation Portfolios, in the aggregate, held less than 68% of the outstanding Class 3 shares of any underlying Seasons Series Trust Portfolio.

9.  Investment Concentrations: All Portfolios except the Cash Management Portfolio may invest internationally, including in "emerging market" countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Equity Portfolio, which at March 31, 2007 had approximately 16.9% and 21.2% of its net assets invested in equity securities of companies domiciled in Japan and the United Kingdom, respectively.

10. Lines of Credit: The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust Co., the Portfolios' custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the $75 million committed lines of credit which is included in other expenses on the Statement of Operations. Borrowings under the lines of credit will commence when the Portfolio's cash shortfall exceeds $100,000. For the year ended March 31, 2007, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Multi-Managed Growth	2	$121	$404,842	5.38%
Multi-Managed Moderate Growth	2	185	619,423	5.38
Multi-Managed Income/Equity	8	605	497,316	5.67
Multi-Managed Income	6	185	199,302	5.67
Asset Allocation: Diversified Growth	30	6,937	1,549,858	5.35
Large Cap Composite	2	62	191,705	5.78
Mid Cap Growth	13	471	233,269	5.68
International Equity	9	876	633,825	5.60
Strategic Fixed Income	10	312	193,106	5.82
Focus TechNet	97	2,530	163,304	5.77
Focus Growth and Income	5	181	234,630	5.55

At March 31, 2007, Focus TechNet had borrowings under the line of credit of $48,105.

11. Interfund Lending Agreement: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by AIG SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended March 31, 2007, none of the Portfolios participated in the program.

12. Security Transactions with Affiliated Portfolios: The Portfolios are permitted to purchase or sell securities from or certain other affiliated portfolis under specified conditions outlined in the procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a portfolio from or to another portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effective at the current market price. For the year ended March 31, 2007, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from sales	Realized Gain\(Loss)
Stock	$—	$811,837	$(47,945)
Large Cap Growth	556,697	—	—
Large Cap Composite	66,139	45,793	(5,495)
Large Cap Value	509,395	63,166	17,028
Mid Cap Growth	5,552,174	4,482,029	93,470
Mid Cap Value	4,540,549	5,552,174	1,226,303
International Equity	—	32,247	8,250
Strategic Fixed Income	2,020,623	—	—
Focus Growth	1,446,636	—	—

13. Other Matters: On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. ("Adviser") and AIG Global Investment Corp., a subadviser to certain portfolios ("AIGGIC"), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1933, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios.

AIG without admitting or denying the allegations in the complaint (except as to jurisdiction), commenced to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including the Adviser and AIGGIC, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Portfolios. The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims related to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, the Adviser and AIGGIC believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Portfolios.

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest— ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital
Multi-Managed Growth Portfolio Class 1
03/31/03	$10.60	$0.12	$(1.87)	$(1.75)	$(0.15)	$—	$—
03/31/04	8.70	0.08	2.34	2.42	(0.10)	—	—
03/31/05	11.02	0.09	0.59	0.68	(0.07)	—	—
03/31/06	11.63	0.11	1.49	1.60	(0.10)	—	—
03/31/07	13.13	0.17	0.81	0.98	(0.11)	—	—
Multi-Managed Growth Portfolio Class 2
03/31/03	10.60	0.10	(1.87)	(1.77)	(0.14)	—	—
03/31/04	8.69	0.06	2.35	2.41	(0.09)	—	—
03/31/05	11.01	0.08	0.57	0.65	(0.05)	—	—
03/31/06	11.61	0.09	1.48	1.57	(0.08)	—	—
03/31/07	13.10	0.15	0.82	0.97	(0.10)	—	—
Multi-Managed Growth Portfolio Class 3
11/11/02- 03/31/03†	9.00	0.03	(0.20)	(0.17)	(0.14)	—	—
03/31/04	8.69	0.03	2.37	2.40	(0.09)	—	—
03/31/05	11.00	0.07	0.57	0.64	(0.04)	—	—
03/31/06	11.60	0.08	1.48	1.56	(0.07)	—	—
03/31/07	13.09	0.14	0.80	0.94	(0.08)	—	—

Period ended	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Multi-Managed Growth Portfolio Class 1
03/31/03	$(0.15)	$8.70	(16.57)%		$51,638	1.09%		1.25%		106	%(2)
03/31/04	(0.10)	11.02	27.93		60,247	1.10		0.75		100	(2)
03/31/05	(0.07)	11.63	6.13	(1)	50,863	1.04		0.83		107	(2)
03/31/06	(0.10)	13.13	13.76	(1)	42,652	1.11	(3)	0.88	(3)	114
03/31/07	(0.11)	14.00	7.52		36,033	1.07	(3)(4)	1.30	(3)(4)	154
Multi-Managed Growth Portfolio Class 2
03/31/03	(0.14)	8.69	(16.71)		48,414	1.24		1.09		106	(2)
03/31/04	(0.09)	11.01	27.79		78,735	1.25		0.59		100	(2)
03/31/05	(0.05)	11.61	5.90	(1)	78,191	1.19		0.69		107	(2)
03/31/06	(0.08)	13.10	13.56	(1)	84,310	1.26	(3)	0.73	(3)	114
03/31/07	(0.10)	13.97	7.39		82,496	1.21	(3)(4)	1.15	(3)(4)	154
Multi-Managed Growth Portfolio Class 3
11/11/02- 03/31/03†	(0.14)	8.69	(1.90)		49	1.39	#	0.88	#	106	(2)
03/31/04	(0.09)	11.00	27.63		3,038	1.40		0.38		100	(2)
03/31/05	(0.04)	11.60	5.80	(1)	18,448	1.29		0.62		107	(2)
03/31/06	(0.07)	13.09	13.47	(1)	28,135	1.37	(3)	0.63	(3)	114
03/31/07	(0.08)	13.95	7.22		38,045	1.31	(3)(4)	1.06	(3)(4)	154

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  †  Inception date of class

  (1)  The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

  (2)  Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2003	2004	2005
Multi-Managed Growth Portfolio	106%	99%	107%

  (3)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07
Multi-Managed Growth Portfolio Class 1	0.01%	0.02%
Multi-Managed Growth Portfolio Class 2	0.01	0.02
Multi-Managed Growth Portfolio Class 3	0.01	0.02

  (4)  Gross custody credits of 0.01%

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital
Multi-Managed Moderate Growth Portfolio Class 1
03/31/03	$11.04	$0.21	$(1.45)	$(1.24)	$(0.21)	$—	$—
03/31/04	9.59	0.15	2.01	2.16	(0.17)	—	—
03/31/05	11.58	0.18	0.31	0.49	(0.13)	—	—
03/31/06	11.94	0.21	1.08	1.29	(0.17)	—	—
03/31/07	13.06	0.27	0.70	0.97	(0.21)	—	—
Multi-Managed Moderate Growth Portfolio Class 2
03/31/03	11.04	0.18	(1.45)	(1.27)	(0.20)	—	—
03/31/04	9.57	0.13	2.01	2.14	(0.15)	—	—
03/31/05	11.56	0.16	0.30	0.46	(0.11)	—	—
03/31/06	11.91	0.18	1.10	1.28	(0.16)	—	—
03/31/07	13.03	0.25	0.69	0.94	(0.19)	—	—
Multi-Managed Moderate Growth Portfolio Class 3
11/11/02- 03/31/03†	9.83	0.05	(0.11)	(0.06)	(0.20)	—	—
03/31/04	9.57	0.10	2.03	2.13	(0.15)	—	—
03/31/05	11.55	0.14	0.31	0.45	(0.10)	—	—
03/31/06	11.90	0.17	1.09	1.26	(0.14)	—	—
03/31/07	13.02	0.23	0.69	0.92	(0.17)	—	—

Period ended	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Multi-Managed Moderate Growth Portfolio Class 1
03/31/03	$(0.21)	$9.59	(11.26)%		$63,068	1.00%		2.06%		109	%(2)
03/31/04	(0.17)	11.58	22.63		71,142	1.00		1.41		105	(2)
03/31/05	(0.13)	11.94	4.21	(1)	60,210	0.95		1.54		116	(2)
03/31/06	(0.17)	13.06	10.84	(1)	52,920	0.99	(3)	1.61	(3)	123
03/31/07	(0.21)	13.82	7.43		44,695	0.96	(3)(4)	2.02	(3)(4)	169
Multi-Managed Moderate Growth Portfolio Class 2
03/31/03	(0.20)	9.57	(11.48)		101,321	1.15		1.88		109	(2)
03/31/04	(0.15)	11.56	22.51		164,241	1.15		1.25		105	(2)
03/31/05	(0.11)	11.91	3.99	(1)	167,282	1.10		1.40		116	(2)
03/31/06	(0.16)	13.03	10.72	(1)	177,331	1.14	(3)	1.46	(3)	123
03/31/07	(0.19)	13.78	7.22		183,279	1.11	(3)(4)	1.87	(3)(4)	169
Multi-Managed Moderate Growth Portfolio Class 3
11/11/02- 03/31/03†	(0.20)	9.57	(0.58)		172	1.28	#	1.70	#	109	(2)
03/31/04	(0.15)	11.55	22.37		9,269	1.30		1.06		105	(2)
03/31/05	(0.10)	11.90	3.89	(1)	44,413	1.20		1.32		116	(2)
03/31/06	(0.14)	13.02	10.63	(1)	61,977	1.25	(3)	1.37	(3)	123
03/31/07	(0.17)	13.77	7.13		74,571	1.21	(3)(4)	1.77	(3)(4)	169

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  †  Inception date of class

  (1)  The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

  (2)  Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2003	2004	2005
Multi-Managed Moderate Growth Portfolio	108%	104%	114%

  (3)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07
Multi-Managed Moderate Growth Portfolio Class 1	0.01%	0.02%
Multi-Managed Moderate Growth Portfolio Class 2	0.01	0.02
Multi-Managed Moderate Growth Portfolio Class 3	0.01	0.02

  (4)  Gross custody credits of 0.01%

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital
Multi-Managed Income/Equity Portfolio Class 1
03/31/03	$11.11	$0.34	$(0.62)	$(0.28)	$(0.29)	$—	$—
03/31/04	10.54	0.28	1.27	1.55	(0.26)	—	—
03/31/05	11.83	0.32	0.10	0.42	(0.24)	—	—
03/31/06	12.01	0.35	0.41	0.76	(0.30)	—	—
03/31/07	12.47	0.41	0.40	0.81	(0.37)	—	—
Multi-Managed Income/Equity Portfolio Class 2
03/31/03	11.10	0.31	(0.60)	(0.29)	(0.29)	—	—
03/31/04	10.52	0.26	1.27	1.53	(0.24)	—	—
03/31/05	11.81	0.30	0.10	0.40	(0.22)	—	—
03/31/06	11.99	0.33	0.40	0.73	(0.28)	—	—
03/31/07	12.44	0.39	0.40	0.79	(0.35)	—	—
Multi-Managed Income/Equity Portfolio Class 3
11/11/02- 03/31/03†	10.71	0.08	0.02	0.10	(0.29)	—	—
03/31/04	10.52	0.22	1.30	1.52	(0.24)	—	—
03/31/05	11.80	0.28	0.10	0.38	(0.21)	—	—
03/31/06	11.97	0.31	0.42	0.73	(0.27)	—	—
03/31/07	12.43	0.37	0.41	0.78	(0.34)	—	—

Period ended	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Multi-Managed Income/Equity Portfolio Class 1
03/31/03	$(0.29)	$10.54	(2.47)%		$51,615	0.98%		3.17%		87	%(2)
03/31/04	(0.26)	11.83	14.80		55,067	0.97		2.47		113	(2)
03/31/05	(0.24)	12.01	3.52	(1)	47,346	0.91		2.68		108	(2)
03/31/06	(0.30)	12.47	6.31	(1)	39,618	0.96	(3)	2.78	(3)	121
03/31/07	(0.37)	12.91	6.51		32,657	0.93	(3)	3.22	(3)	147
Multi-Managed Income/Equity Portfolio Class 2
03/31/03	(0.29)	10.52	(2.61)		92,470	1.13		2.98		87	(2)
03/31/04	(0.24)	11.81	14.67		149,978	1.12		2.31		113	(2)
03/31/05	(0.22)	11.99	3.39	(1)	151,035	1.06		2.53		108	(2)
03/31/06	(0.28)	12.44	6.09	(1)	150,711	1.11	(3)	2.64	(3)	121
03/31/07	(0.35)	12.88	6.37		147,663	1.08	(3)	3.08	(3)	147
Multi-Managed Income/Equity Portfolio Class 3
11/11/02- 03/31/03†	(0.29)	10.52	0.93		249	1.26	#	2.67	#	87	(2)
03/31/04	(0.24)	11.80	14.53		9,753	1.25		2.15		113	(2)
03/31/05	(0.21)	11.97	3.20	(1)	41,835	1.16		2.46		108	(2)
03/31/06	(0.27)	12.43	6.08	(1)	51,526	1.21	(3)	2.54	(3)	121
03/31/07	(0.34)	12.87	6.27		57,357	1.18	(3)	2.98	(3)	147

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  †  Inception date of class

  (1)  The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

  (2)  Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2003	2004	2005
Multi-Managed Income/Equity Portfolio	85%	111%	106%

  (3)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07
Multi-Managed Income/Equity Portfolio Class 1	0.00%	0.00%
Multi-Managed Income/Equity Portfolio Class 2	0.00	0.00
Multi-Managed Income/Equity Portfolio Class 3	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital
Multi-Managed Income Portfolio Class 1
03/31/03	$11.20	$0.45	$(0.02)	$0.43	$(0.35)	$—	$—
03/31/04	11.28	0.37	0.83	1.20	(0.34)	—	—
03/31/05	12.14	0.39	(0.16)	0.23	(0.32)	—	—
03/31/06	12.05	0.42	0.06	0.48	(0.39)	—	—
03/31/07	12.14	0.48	0.27	0.75	(0.47)	(0.16)	—
Multi-Managed Income Portfolio Class 2
03/31/03	11.19	0.41	—	0.41	(0.34)	—	—
03/31/04	11.26	0.34	0.84	1.18	(0.32)	—	—
03/31/05	12.12	0.37	(0.16)	0.21	(0.30)	—	—
03/31/06	12.03	0.40	0.06	0.46	(0.37)	—	—
03/31/07	12.12	0.46	0.26	0.72	(0.45)	(0.16)	—
Multi-Managed Income Portfolio Class 3
11/11/02- 03/31/03†	11.34	0.14	0.12	0.26	(0.34)	—	—
03/31/04	11.26	0.28	0.88	1.16	(0.32)	—	—
03/31/05	12.10	0.35	(0.15)	0.20	(0.29)	—	—
03/31/06	12.01	0.38	0.08	0.46	(0.36)	—	—
03/31/07	12.11	0.44	0.27	0.71	(0.44)	(0.16)	—

Period ended	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Multi-Managed Income Portfolio Class 1
03/31/03	$(0.35)	$11.28	3.87%		$43,960	0.96%		3.97%		97	%(2)
03/31/04	(0.34)	12.14	10.75		45,334	0.95		3.12		126	(2)
03/31/05	(0.32)	12.05	1.85	(1)	38,991	0.90		3.26		112	(2)
03/31/06	(0.39)	12.14	3.98	(1)	31,540	0.95	(3)	3.40	(3)	118
03/31/07	(0.63)	12.26	6.27		26,024	0.93	(3)	3.85	(3)	166
Multi-Managed Income Portfolio Class 2
03/31/03	(0.34)	11.26	3.74		80,625	1.12		3.75		97	(2)
03/31/04	(0.32)	12.12	10.61		118,953	1.10		2.96		126	(2)
03/31/05	(0.30)	12.03	1.71	(1)	115,350	1.05		3.12		112	(2)
03/31/06	(0.37)	12.12	3.84	(1)	108,178	1.10	(3)	3.25	(3)	118
03/31/07	(0.61)	12.23	6.04		101,778	1.07	(3)	3.71	(3)	166
Multi-Managed Income Portfolio Class 3
11/11/02- 03/31/03†	(0.34)	11.26	2.37		74	1.21	#	3.24	#	97	(2)
03/31/04	(0.32)	12.10	10.39		7,925	1.22		2.77		126	(2)
03/31/05	(0.29)	12.01	1.61	(1)	25,758	1.14		3.04		112	(2)
03/31/06	(0.36)	12.11	3.83	(1)	31,264	1.21	(3)	3.16	(3)	118
03/31/07	(0.60)	12.22	5.94		32,909	1.17	(3)	3.61	(3)	166

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  †  Inception date of class

  (1)  The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

  (2)  Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2003	2004	2005
Multi-Managed Income Portfolio	94%	123%	110%

  (3)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07
Multi-Managed Income Portfolio Class 1	0.00%	0.00%
Multi-Managed Income Portfolio Class 2	0.00	0.00
Multi-Managed Income Portfolio Class 3	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital
Asset Allocation: Diversified Growth Portfolio Class 1
03/31/03	$10.70	$0.15	$(2.28)	$(2.13)	$(0.12)	$—	$—
03/31/04	8.45	0.13	2.33	2.46	(0.13)	—	—
03/31/05	10.78	0.12	0.53	0.65	(0.13)	—	—
03/31/06	11.30	0.21	1.34	1.55	(0.16)	—	—
03/31/07	12.69	0.24	1.43	1.67	(0.25)	(0.19)	—
Asset Allocation: Diversified Growth Portfolio Class 2
03/31/03	10.70	0.13	(2.28)	(2.15)	(0.11)	—	—
03/31/04	8.44	0.11	2.33	2.44	(0.11)	—	—
03/31/05	10.77	0.10	0.52	0.62	(0.11)	—	—
03/31/06	11.28	0.19	1.35	1.54	(0.15)	—	—
03/31/07	12.67	0.22	1.42	1.64	(0.23)	(0.19)	—
Asset Allocation: Diversified Growth Portfolio Class 3
11/11/02- 03/31/03†	9.00	0.02	(0.47)	(0.45)	(0.11)	—	—
03/31/04	8.44	0.07	2.36	2.43	(0.11)	—	—
03/31/05	10.76	0.11	0.49	0.60	(0.10)	—	—
03/31/06	11.26	0.18	1.35	1.53	(0.14)	—	—
03/31/07	12.65	0.20	1.43	1.63	(0.22)	(0.19)	—

Period ended	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Asset Allocation: Diversified Growth Portfolio Class 1
03/31/03	$(0.12)	$8.45	(19.98)%		$93,728	0.95%		1.58%		145	%(5)
03/31/04	(0.13)	10.78	29.16	(2)	106,695	0.98	(1)	1.30	(1)	108	(5)
03/31/05	(0.13)	11.30	6.00	(3)	90,042	0.94	(1)	1.06	(1)	159	(5)
03/31/06	(0.16)	12.69	13.84	(3)	76,762	0.91	(1)(4)	1.78	(1)(4)	118
03/31/07	(0.44)	13.92	13.28		63,929	0.94	(1)(4)	1.80	(1)(4)	84
Asset Allocation: Diversified Growth Portfolio Class 2
03/31/03	(0.11)	8.44	(20.11)		141,724	1.11		1.42		145	(5)
03/31/04	(0.11)	10.77	29.02	(2)	232,730	1.13	(1)	1.12	(1)	108	(5)
03/31/05	(0.11)	11.28	5.77	(3)	230,448	1.09	(1)	0.93	(1)	159	(5)
03/31/06	(0.15)	12.67	13.71	(3)	237,220	1.06	(1)(4)	1.63	(1)(4)	118
03/31/07	(0.42)	13.89	13.07		233,703	1.09	(1)(4)	1.64	(1)(4)	84
Asset Allocation: Diversified Growth Portfolio Class 3
11/11/02- 03/31/03†	(0.11)	8.44	(5.02)		241	1.22	#	0.68	#	145	(5)
03/31/04	(0.11)	10.76	28.86	(2)	13,530	1.29	(1)	0.84	(1)	108	(5)
03/31/05	(0.10)	11.26	5.58	(3)	58,809	1.20	(1)	1.01	(1)	159	(5)
03/31/06	(0.14)	12.65	13.63	(3)	78,965	1.15	(1)(4)	1.53	(1)(4)	118
03/31/07	(0.41)	13.87	13.00		92,562	1.19	(1)(4)	1.53	(1)(4)	84

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  †  Inception date of class

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

03/31/04	03/31/05	03/31/06	03/31/07
Asset Allocation: Diversified Growth Portfolio Class 1 0.01%	0.00%	0.01%	0.02%
Asset Allocation: Diversified Growth Portfolio Class 2 0.01	0.00	0.01	0.02
Asset Allocation: Diversified Growth Portfolio Class 3 0.01	0.00	0.01	0.02

  (2)  Total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

  (3)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions

  (4)  Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/06	03/31/07
Asset Allocation: Diversified Growth Portfolio Class 1	0.05%	0.10%
Asset Allocation: Diversified Growth Portfolio Class 2	0.05	0.10
Asset Allocation: Diversified Growth Portfolio Class 3	0.05	0.10

  (5)  Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2003	2004	2005
Asset Allocation: Diversified Growth Portfolio	143%	106%	156%

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital
Stock Portfolio Class 1
03/31/03	$14.36	$0.01	$(3.36)	$(3.35)	$—	$—	$—
03/31/04	11.01	0.01	3.79	3.80	—	—	—
03/31/05	14.81	0.08	0.45	0.53	—	—	—
03/31/06	15.34	0.05	2.31	2.36	(0.08)	—	—
03/31/07	17.62	0.06	1.70	1.76	(0.05)	(1.17)	—
Stock Portfolio Class 2
03/31/03	14.33	—	(3.36)	(3.36)	—	—	—
03/31/04	10.97	(0.01)	3.78	3.77	—	—	—
03/31/05	14.74	0.06	0.45	0.51	—	—	—
03/31/06	15.25	0.03	2.29	2.32	(0.06)	—	—
03/31/07	17.51	0.04	1.68	1.72	(0.03)	(1.17)	—
Stock Portfolio Class 3
11/11/02- 03/31/03†	11.34	—	(0.37)	(0.37)	—	—	—
03/31/04	10.97	(0.02)	3.77	3.75	—	—	—
03/31/05	14.72	0.05	0.44	0.49	—	—	—
03/31/06	15.21	0.02	2.29	2.31	(0.05)	—	—
03/31/07	17.47	0.02	1.67	1.69	(0.01)	(1.17)	—

Period ended	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Stock Portfolio Class 1
03/31/03	$—	$11.01	(23.33)%	$75,591	0.95%		0.11%		45%
03/31/04	—	14.81	34.56	87,619	0.96		0.10		42
03/31/05	—	15.34	3.58	73,967	0.93		0.51		42
03/31/06	(0.08)	17.62	15.42	62,972	0.93	(1)	0.31	(1)	45
03/31/07	(1.22)	18.16	10.14	52,206	0.93	(1)	0.32	(1)	39
Stock Portfolio Class 2
03/31/03	—	10.97	(23.45)	110,306	1.10		(0.03)		45
03/31/04	—	14.74	34.37	184,179	1.11		(0.05)		42
03/31/05	—	15.25	3.46	182,833	1.08		0.37		42
03/31/06	(0.06)	17.51	15.23	188,970	1.08	(1)	0.18	(1)	45
03/31/07	(1.20)	18.03	9.94	185,413	1.08	(1)	0.18	(1)	39
Stock Portfolio Class 3
11/11/02- 03/31/03†	—	10.97	(3.26)	189	1.22	#	(0.04	)#	45
03/31/04	—	14.72	34.18	10,471	1.24		(0.13)		42
03/31/05	—	15.21	3.33	46,811	1.18		0.38		42
03/31/06	(0.05)	17.47	15.16	63,310	1.18	(1)	0.09	(1)	45
03/31/07	(1.18)	17.98	9.81	74,581	1.18	(1)	0.08	(1)	39

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  †  Inception date of class

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07
Stock Portfolio Class 1	0.00%	0.00%
Stock Portfolio Class 2	0.00	0.00
Stock Portfolio Class 3	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital
Large Cap Growth Portfolio Class 1
03/31/03	$7.98	$—	$(1.99)	$(1.99)	$—	$—	$—
03/31/04	5.99	—	1.87	1.87	—	—	—
03/31/05	7.86	0.03	0.44	0.47	—	—	—
03/31/06	8.33	0.01	1.16	1.17	(0.03)	—	—
03/31/07	9.47	0.03	0.46	0.49	—	—	—
Large Cap Growth Portfolio Class 2
03/31/03	7.97	—	(2.00)	(2.00)	—	—	—
03/31/04	5.97	(0.01)	1.86	1.85	—	—	—
03/31/05	7.82	0.02	0.43	0.45	—	—	—
03/31/06	8.27	0.00	1.15	1.15	(0.02)	—	—
03/31/07	9.40	0.02	0.46	0.48	—	—	—
Large Cap Growth Portfolio Class 3
11/11/02- 03/31/03†	6.27	—	(0.31)	(0.31)	—	—	—
03/31/04	5.96	(0.02)	1.87	1.85	—	—	—
03/31/05	7.81	0.02	0.42	0.44	—	—	—
03/31/06	8.25	(0.01)	1.15	1.14	(0.01)	—	—
03/31/07	9.38	0.01	0.45	0.46	—	—	—

Period ended	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Large Cap Growth Portfolio Class 1
03/31/03	$—	$5.99	(24.94)%	$12,337	1.10	%(1)	0.06	%(1)	58%
03/31/04	—	7.86	31.22	14,623	1.10	(1)	0.02	(1)	44
03/31/05	—	8.33	5.98	13,588	1.04	(1)	0.38	(1)	38
03/31/06	(0.03)	9.47	14.05	11,672	0.94	(2)	0.13	(2)	54
03/31/07	—	9.96	5.17	10,451	0.93	(2)(3)	0.34	(2)(3)	53
Large Cap Growth Portfolio Class 2
03/31/03	—	5.97	(25.09)	41,534	1.25	(1)	(0.07	)(1)	58
03/31/04	—	7.82	30.99	71,204	1.25	(1)	(0.13	)(1)	44
03/31/05	—	8.27	5.75	78,540	1.19	(1)	0.24	(1)	38
03/31/06	(0.02)	9.40	13.89	90,485	1.09	(2)	(0.02	)(2)	54
03/31/07	—	9.88	5.11	94,990	1.08	(2)(3)	0.19	(2)(3)	53
Large Cap Growth Portfolio Class 3
11/11/02- 03/31/03†	—	5.96	(4.94)	141	1.35	#(1)	(0.01	)#(1)	58
03/31/04	—	7.81	31.04	5,122	1.35	(1)	(0.24	)(1)	44
03/31/05	—	8.25	5.63	26,636	1.27	(1)	0.26	(1)	38
03/31/06	(0.01)	9.38	13.82	77,751	1.19	(2)	(0.12	)(2)	54
03/31/07	—	9.84	4.90	140,327	1.18	(2)(3)	0.11	(2)(3)	53

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  †  Inception date of class

  (1)  Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/03		03/31/04	03/31/05
Large Cap Growth Portfolio Class 1	0.06%		0.01%	(0.05)%
Large Cap Growth Portfolio Class 2	0.06		0.01	(0.05)
Large Cap Growth Portfolio Class 3	0.10	#	0.06	(0.03)

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07
Large Cap Growth Portfolio Class 1	0.00%	0.00%
Large Cap Growth Portfolio Class 2	0.00	0.00
Large Cap Growth Portfolio Class 3	0.00	0.00

  (3)  Gross custody credit of 0.01%

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital
Large Cap Composite Portfolio Class 1
03/31/03	$9.19	$0.03	$(2.32)	$(2.29)	$(0.03)	$—	$—
03/31/04	6.87	0.02	2.17	2.19	(0.02)	—	—
03/31/05	9.04	0.07	0.44	0.51	(0.02)	—	—
03/31/06	9.53	0.06	0.97	1.03	(0.07)	—	—
03/31/07	10.49	0.07	1.03	1.10	(0.05)	—	—
Large Cap Composite Portfolio Class 2
03/31/03	9.18	0.02	(2.33)	(2.31)	(0.01)	—	—
03/31/04	6.86	0.01	2.16	2.17	(0.01)	—	—
03/31/05	9.02	0.06	0.44	0.50	(0.01)	—	—
03/31/06	9.51	0.04	0.97	1.01	(0.06)	—	—
03/31/07	10.46	0.05	1.04	1.09	(0.04)	—	—
Large Cap Composite Portfolio Class 3
11/11/02- 03/31/03†	7.22	0.01	(0.36)	(0.35)	(0.01)	—	—
03/31/04	6.86	—	2.15	2.15	—	—	—
03/31/05	9.01	0.06	0.42	0.48	(0.00)	—	—
03/31/06	9.49	0.03	0.98	1.01	(0.05)	—	—
03/31/07	10.45	0.04	1.04	1.08	(0.03)	—	—

Period ended	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Large Cap Composite Portfolio Class 1
03/31/03	$(0.03)	$6.87	(24.99)%	$4,219	1.10%		0.33%		59%
03/31/04	(0.02)	9.04	31.85	4,838	1.10		0.28		78
03/31/05	(0.02)	9.53	5.66	4,539	1.10		0.74		58
03/31/06	(0.07)	10.49	10.86	3,770	1.10	(2)	0.56	(2)	70
03/31/07	(0.05)	11.54	10.54	3,452	1.10	(2)	0.63	(2)	76
Large Cap Composite Portfolio Class 2
03/31/03	(0.01)	6.86	(25.13)	16,939	1.25		0.23		59
03/31/04	(0.01)	9.02	31.58	27,637	1.25		0.13		78
03/31/05	(0.01)	9.51	5.54	29,038	1.25		0.63		58
03/31/06	(0.06)	10.46	10.63	31,059	1.25	(2)	0.42	(2)	70
03/31/07	(0.04)	11.51	10.42	34,285	1.25	(2)	0.49	(2)	76
Large Cap Composite Portfolio Class 3
11/11/02- 03/31/03†	(0.01)	6.86	(4.81)	97	1.28	#	0.31	#	59
03/31/04	—	9.01	31.39	2,095	1.35		0.03		78
03/31/05	(0.00)	9.49	5.33	7,393	1.35		0.66		58
03/31/06	(0.05)	10.45	10.65	10,919	1.35	(2)	0.33	(2)	70
03/31/07	(0.03)	11.50	10.34	13,780	1.35	(2)	0.39	(2)	76

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  †  Inception date of class

  (1)  Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/03		03/31/04	03/31/05	03/31/06	03/31/07
Large Cap Composite Portfolio Class 1	0.44%		0.42%	0.17%	0.12%	(0.08)%
Large Cap Composite Portfolio Class 2	0.49		0.41	0.17	0.11	(0.08)
Large Cap Composite Portfolio Class 3	0.68	#	0.43	0.16	0.11	(0.08)

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07
Large Cap Composite Portfolio Class 1	0.00%	0.01%
Large Cap Composite Portfolio Class 2	0.00	0.01
Large Cap Composite Portfolio Class 3	0.00	0.01

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital
Large Cap Value Portfolio Class 1
03/31/03	$10.60	$0.11	$(2.84)	$(2.73)	$(0.03)	$(0.04)	$—
03/31/04	7.80	0.12	2.92	3.04	(0.09)	—	—
03/31/05	10.75	0.14	0.86	1.00	(0.09)	—	—
03/31/06	11.66	0.17	1.26	1.43	(0.12)	(0.07)	—
03/31/07	12.90	0.20	1.77	1.97	(0.13)	(0.45)	—
Large Cap Value Portfolio Class 2
03/31/03	10.60	0.09	(2.85)	(2.76)	(0.02)	(0.04)	—
03/31/04	7.78	0.10	2.92	3.02	(0.07)	—	—
03/31/05	10.73	0.12	0.86	0.98	(0.07)	—	—
03/31/06	11.64	0.15	1.25	1.40	(0.10)	(0.07)	—
03/31/07	12.87	0.18	1.77	1.95	(0.11)	(0.45)	—
Large Cap Value Portfolio Class 3
11/11/02- 03/31/03†	8.27	0.03	(0.46)	(0.43)	(0.02)	(0.04)	—
03/31/04	7.78	0.08	2.93	3.01	(0.07)	—	—
03/31/05	10.72	0.11	0.86	0.97	(0.06)	—	—
03/31/06	11.63	0.13	1.26	1.39	(0.09)	(0.07)	—
03/31/07	12.86	0.16	1.77	1.93	(0.10)	(0.45)	—
Mid Cap Growth Portfolio Class 1
03/31/03	10.07	(0.06)	(2.33)	(2.39)	—	—	—
03/31/04	7.68	(0.07)	4.03	3.96	—	—	—
03/31/05	11.64	(0.07)	0.64	0.57	—	—	—
03/31/06	12.21	(0.02)	3.05	3.03	—	(0.42)	—
03/31/07	14.82	(0.03)	1.00	0.97	—	(1.03)	—
Mid Cap Growth Portfolio Class 2
03/31/03	10.05	(0.07)	(2.33)	(2.40)	—	—	—
03/31/04	7.65	(0.09)	4.02	3.93	—	—	—
03/31/05	11.58	(0.09)	0.63	0.54	—	—	—
03/31/06	12.12	(0.04)	3.04	3.00	—	(0.42)	—
03/31/07	14.70	(0.05)	0.98	0.93	—	(1.03)	—
Mid Cap Growth Portfolio Class 3
11/11/02- 03/31/03†	7.76	(0.03)	(0.08)	(0.11)	—	—	—
03/31/04	7.65	(0.10)	4.01	3.91	—	—	—
03/31/05	11.56	(0.09)	0.62	0.53	—	—	—
03/31/06	12.09	(0.05)	3.02	2.97	—	(0.42)	—
03/31/07	14.64	(0.07)	0.99	0.92	—	(1.03)	—

Period ended	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Large Cap Value Portfolio Class 1
03/31/03	$(0.07)	$7.80	(25.86)%	$10,653	1.10	%(1)	1.19	%(1)	32%
03/31/04	(0.09)	10.75	39.01	13,865	1.10	(1)	1.20	(1)	29
03/31/05	(0.09)	11.66	9.30	14,815	0.96	(1)	1.26	(1)	32
03/31/06	(0.19)	12.90	12.31	15,219	0.95	(2)	1.38	(2)	39
03/31/07	(0.58)	14.29	15.33	17,408	0.90	(2)	1.47	(2)	34
Large Cap Value Portfolio Class 2
03/31/03	(0.06)	7.78	(26.09)	51,942	1.25	(1)	1.07	(1)	32
03/31/04	(0.07)	10.73	38.93	92,112	1.25	(1)	1.04	(1)	29
03/31/05	(0.07)	11.64	9.18	109,563	1.11	(1)	1.11	(1)	32
03/31/06	(0.17)	12.87	12.09	115,372	1.10	(2)	1.23	(2)	39
03/31/07	(0.56)	14.26	15.22	129,525	1.05	(2)	1.32	(2)	34
Large Cap Value Portfolio Class 3
11/11/02- 03/31/03†	(0.06)	7.78	(5.27)	140	1.28	#(1)	1.14	#(1)	32
03/31/04	(0.07)	10.72	38.76	5,528	1.35	(1)	0.87	(1)	29
03/31/05	(0.06)	11.63	9.08	32,460	1.20	(1)	1.03	(1)	32
03/31/06	(0.16)	12.86	12.00	85,913	1.20	(2)	1.14	(2)	39
03/31/07	(0.55)	14.24	15.06	189,817	1.15	(2)	1.23	(2)	34
Mid Cap Growth Portfolio Class 1
03/31/03	—	7.68	(23.73)	10,649	1.15	(1)	(0.71	)(1)	117
03/31/04	—	11.64	51.56	15,233	1.15	(1)	(0.74	)(1)	97
03/31/05	—	12.21	4.90	15,484	1.13	(1)	(0.63	)(1)	81
03/31/06	(0.42)	14.82	25.04	14,981	1.04	(2)	(0.18	)(2)	86
03/31/07	(1.03)	14.76	6.78	13,109	1.01	(2)	(0.23	)(2)	71
Mid Cap Growth Portfolio Class 2
03/31/03	—	7.65	(23.88)	32,110	1.30	(1)	(0.86	)(1)	117
03/31/04	—	11.58	51.37	69,968	1.30	(1)	(0.89	)(1)	97
03/31/05	—	12.12	4.66	77,433	1.28	(1)	(0.78	)(1)	81
03/31/06	(0.42)	14.70	24.98	96,349	1.19	(2)	(0.30	)(2)	86
03/31/07	(1.03)	14.60	6.55	92,566	1.16	(2)	(0.37	)(2)	71
Mid Cap Growth Portfolio Class 3
11/11/02- 03/31/03†	—	7.65	(1.42)	139	1.40	#(1)	(0.98	)#(1)	117
03/31/04	—	11.56	51.11	5,917	1.40	(1)	(1.07	)(1)	97
03/31/05	—	12.09	4.58	24,891	1.37	(1)	(0.85	)(1)	81
03/31/06	(0.42)	14.64	24.79	45,247	1.29	(2)	(0.38	)(2)	86
03/31/07	(1.03)	14.53	6.51	58,718	1.26	(2)	(0.46	)(2)	71

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  †  Inception date of class

  (1)  Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/03		03/31/04	03/31/05
Large Cap Value Portfolio Class 1	(0.02)%		(0.03)%	(0.00)%
Large Cap Value Portfolio Class 2	(0.02)		(0.03)	(0.00)
Large Cap Value Portfolio Class 3	0.09	#	0.01	(0.00)
Mid Cap Growth Portfolio Class 1	0.12		0.03	(0.08)
Mid Cap Growth Portfolio Class 2	0.13		0.03	(0.08)
Mid Cap Growth Portfolio Class 3	0.19	#	0.06	(0.08)

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07
Large Cap Value Portfolio Class 1	0.00%	0.00%
Large Cap Value Portfolio Class 2	0.00	0.00
Large Cap Value Portfolio Class 3	0.00	0.00
Mid Cap Growth Portfolio Class 1	0.00	0.00
Mid Cap Growth Portfolio Class 2	0.00	0.00
Mid Cap Growth Portfolio Class 3	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital
Mid Cap Value Portfolio Class 1
03/31/03	$13.41	$0.11	$(2.73)	$(2.62)	$(0.02)	$(0.16)	$—
03/31/04	10.61	0.10	4.80	4.90	(0.10)	(0.01)	—
03/31/05	15.40	0.12	2.59	2.71	(0.07)	(0.30)	—
03/31/06	17.74	0.17	2.60	2.77	(0.11)	(1.16)	—
03/31/07	19.24	0.16	2.59	2.75	(0.14)	(1.89)	—
Mid Cap Value Portfolio Class 2
03/31/03	13.40	0.10	(2.73)	(2.63)	(0.02)	(0.16)	—
03/31/04	10.59	0.08	4.79	4.87	(0.08)	(0.01)	—
03/31/05	15.37	0.10	2.58	2.68	(0.05)	(0.30)	—
03/31/06	17.70	0.14	2.60	2.74	(0.09)	(1.16)	—
03/31/07	19.19	0.13	2.57	2.70	(0.11)	(1.89)	—
Mid Cap Value Portfolio Class 3
11/11/02- 03/31/03†	11.07	0.04	(0.34)	(0.30)	(0.02)	(0.16)	—
03/31/04	10.59	0.05	4.80	4.85	(0.08)	(0.01)	—
03/31/05	15.35	0.09	2.56	2.65	(0.03)	(0.30)	—
03/31/06	17.67	0.12	2.60	2.72	(0.07)	(1.16)	—
03/31/07	19.16	0.11	2.57	2.68	(0.09)	(1.89)	—
Small Cap Portfolio Class 1
03/31/03	8.36	(0.03)	(2.32)	(2.35)	—	—	—
03/31/04	6.01	(0.04)	2.96	2.92	—	—	—
03/31/05	8.93	(0.04)	0.14	0.10	—	—	—
03/31/06	9.03	0.00	1.78	1.78	—	(0.08)	—
03/31/07	10.73	0.01	0.71	0.72	—	(0.48)	—
Small Cap Portfolio Class 2
03/31/03	8.34	(0.03)	(2.32)	(2.35)	—	—	—
03/31/04	5.99	(0.05)	2.95	2.90	—	—	—
03/31/05	8.89	(0.05)	0.13	0.08	—	—	—
03/31/06	8.97	(0.01)	1.76	1.75	—	(0.08)	—
03/31/07	10.64	(0.01)	0.70	0.69	—	(0.48)	—
Small Cap Portfolio Class 3
11/11/02- 03/31/03†	6.19	(0.01)	(0.19)	(0.20)	—	—	—
03/31/04	5.99	(0.05)	2.93	2.88	—	—	—
03/31/05	8.87	(0.05)	0.12	0.07	—	—	—
03/31/06	8.94	(0.02)	1.76	1.74	—	(0.08)	—
03/31/07	10.60	(0.02)	0.70	0.68	—	(0.48)	—

Period ended	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Mid Cap Value Portfolio Class 1
03/31/03	$(0.18)	$10.61	(19.61)%	$10,584	1.15	%(1)	0.95	%(1)	61%
03/31/04	(0.11)	15.40	46.29	14,034	1.15	(1)	0.69	(1)	50
03/31/05	(0.37)	17.74	17.69	15,887	1.03	(1)	0.77	(1)	42
03/31/06	(1.27)	19.24	15.99	17,245	1.02		0.92		46
03/31/07	(2.03)	19.96	14.73	16,234	0.97		0.83		46
Mid Cap Value Portfolio Class 2
03/31/03	(0.18)	10.59	(19.73)	46,557	1.30	(1)	0.83	(1)	61
03/31/04	(0.09)	15.37	46.09	85,682	1.30	(1)	0.53	(1)	50
03/31/05	(0.35)	17.70	17.52	118,416	1.18	(1)	0.63	(1)	42
03/31/06	(1.25)	19.19	15.82	124,641	1.17		0.77		46
03/31/07	(2.00)	19.89	14.50	127,417	1.12		0.68		46
Mid Cap Value Portfolio Class 3
11/11/02- 03/31/03†	(0.18)	10.59	(2.84)	138	1.40	#(1)	0.97	#(1)	61
03/31/04	(0.09)	15.35	45.86	5,435	1.40	(1)	0.37	(1)	50
03/31/05	(0.33)	17.67	17.37	30,602	1.26	(1)	0.58	(1)	42
03/31/06	(1.23)	19.16	15.74	54,833	1.27		0.69		46
03/31/07	(1.98)	19.86	14.43	70,308	1.22		0.59		46
Small Cap Portfolio Class 1
03/31/03	—	6.01	(28.11)	8,061	1.15	(1)	(0.37	)(1)	91
03/31/04	—	8.93	48.59	11,129	1.15	(1)	(0.52	)(1)	134
03/31/05	—	9.03	1.12	9,664	1.15	(1)	(0.48	)(1)	134
03/31/06	(0.08)	10.73	19.82	11,829	1.15	(1)(2)	0.01	(1)(2)	85
03/31/07	(0.48)	10.97	6.82	9,502	1.10	(1)(2)	0.31	(1)(2)	153
Small Cap Portfolio Class 2
03/31/03	—	5.99	(28.18)	28,013	1.30	(1)	(0.52	)(1)	91
03/31/04	—	8.89	48.41	62,201	1.30	(1)	(0.67	)(1)	134
03/31/05	—	8.97	0.90	66,999	1.30	(1)	(0.62	)(1)	134
03/31/06	(0.08)	10.64	19.62	79,997	1.30	(1)(2)	(0.15	)(1)(2)	85
03/31/07	(0.48)	10.85	6.59	79,374	1.25	(1)(2)	0.16	(1)(2)	153
Small Cap Portfolio Class 3
11/11/02- 03/31/03†	—	5.99	(3.23)	120	1.40	#(1)	(0.58	)#(1)	91
03/31/04	—	8.87	48.08	5,609	1.40	(1)	(0.72	)(1)	134
03/31/05	—	8.94	0.79	25,076	1.40	(1)	(0.66	)(1)	134
03/31/06	(0.08)	10.60	19.57	64,565	1.40	(1)(2)	(0.23	)(1)(2)	85
03/31/07	(0.48)	10.80	6.52	120,341	1.35	(1)(2)	0.06	(1)(2)	153

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  †  Inception date of class

  (1)  Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/03		03/31/04	03/31/05	03/31/06	03/31/07
Mid Cap Value Portfolio Class 1	(0.01)%		(0.00)%	(0.02)%	—%	—%
Mid Cap Value Portfolio Class 2	(0.01)		(0.01)	(0.02)	—	—
Mid Cap Value Portfolio Class 3	(0.01	)#	0.03	(0.01)	—	—
Small Cap Portfolio Class 1	0.17		0.06	(0.08)	0.02	0.03
Small Cap Portfolio Class 2	0.18		0.06	(0.08)	0.02	0.03
Small Cap Portfolio Class 3	0.25	#	0.08	(0.08)	0.02	0.03

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07
Mid Cap Value Class 1	—%	—%
Mid Cap Value Class 2	—	—
Mid Cap Value Class 3	—	—
Small Cap Portfolio Class 1	0.00	0.03
Small Cap Portfolio Class 2	0.00	0.03
Small Cap Portfolio Class 3	0.00	0.03

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital
International Equity Portfolio Class 1
03/31/03	$7.36	$0.03	$(2.24)	$(2.21)	$(0.03)	$—	$—
03/31/04	5.12	0.04	2.66	2.70	(0.07)	—	—
03/31/05	7.75	0.04	0.83	0.87	(0.10)	—	—
03/31/06	8.52	0.09	2.11	2.20	(0.05)	(0.14)	—
03/31/07	10.53	0.13	1.70	1.83	(0.06)	(0.39)	—
International Equity Portfolio Class 2
03/31/03	7.35	0.02	(2.24)	(2.22)	(0.01)	—	—
03/31/04	5.12	0.03	2.65	2.68	(0.06)	—	—
03/31/05	7.74	0.03	0.83	0.86	(0.09)	—	—
03/31/06	8.51	0.07	2.12	2.19	(0.04)	(0.14)	—
03/31/07	10.52	0.11	1.69	1.80	(0.05)	(0.39)	—
International Equity Portfolio Class 3
11/11/02- 03/31/03†	5.69	—	(0.56)	(0.56)	(0.01)	—	—
03/31/04	5.12	0.04	2.63	2.67	(0.06)	—	—
03/31/05	7.73	0.02	0.83	0.85	(0.08)	—	—
03/31/06	8.50	0.05	2.12	2.17	(0.03)	(0.14)	—
03/31/07	10.50	0.09	1.70	1.79	(0.04)	(0.39)	—
Diversified Fixed Income Portfolio Class 1
03/31/03	9.76	0.36	0.63	0.99	(0.05)	—	—
03/31/04	10.70	0.35	0.19	0.54	(0.27)	—	—
03/31/05	10.97	0.39	(0.36)	0.03	(0.33)	(0.01)	—
03/31/06	10.66	0.39	(0.24)	0.15	(0.34)	(0.05)	—
03/31/07	10.42	0.45	0.15	0.60	(0.33)	0.00	—
Diversified Fixed Income Portfolio Class 2
03/31/03	9.75	0.32	0.65	0.97	(0.04)	—	—
03/31/04	10.68	0.33	0.19	0.52	(0.25)	—	—
03/31/05	10.95	0.37	(0.35)	0.02	(0.32)	(0.01)	—
03/31/06	10.64	0.38	(0.25)	0.13	(0.32)	(0.05)	—
03/31/07	10.40	0.42	0.16	0.58	(0.31)	0.00	—
Diversified Fixed Income Portfolio Class 3
11/11/02- 03/31/03†	10.49	0.09	0.13	0.22	(0.04)	—	—
03/31/04	10.67	0.29	0.22	0.51	(0.25)	—	—
03/31/05	10.93	0.34	(0.34)	—	(0.30)	(0.01)	—
03/31/06	10.62	0.35	(0.23)	0.12	(0.31)	(0.05)	—
03/31/07	10.38	0.40	0.17	0.57	(0.30)	0.00	—

Period ended	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
International Equity Portfolio Class 1
03/31/03	$(0.03)	$5.12	(30.12)%	$5,273	1.30	%(1)	0.53	%(1)	53%
03/31/04	(0.07)	7.75	52.92	7,794	1.30	(1)	0.64	(1)	50
03/31/05	(0.10)	8.52	11.28	8,650	1.30	(1)	0.57	(1)	84
03/31/06	(0.19)	10.53	25.99	12,326	1.30	(1)	0.97	(1)	71
03/31/07	(0.45)	11.91	17.67	14,765	1.29	(1)(4)	1.16	(1)(4)	80
International Equity Portfolio Class 2
03/31/03	(0.01)	5.12	(30.17)	22,167	1.45	(1)	0.31	(1)	53
03/31/04	(0.06)	7.74	52.53	58,220	1.45	(1)	0.45	(1)	50
03/31/05	(0.09)	8.51	11.16	85,852	1.45	(1)	0.41	(1)	84
03/31/06	(0.18)	10.52	25.86	118,834	1.45	(1)	0.82	(1)	71
03/31/07	(0.44)	11.88	17.36	154,690	1.44	(1)(4)	1.01	(1)(4)	80
International Equity Portfolio Class 3
11/11/02- 03/31/03†	(0.01)	5.12	(9.79)	144	1.55	#(1)	0.15	#(1)	53
03/31/04	(0.06)	7.73	52.29	4,277	1.55	(1)	0.66	(1)	50
03/31/05	(0.08)	8.50	11.07	27,288	1.55	(1)	0.28	(1)	84
03/31/06	(0.17)	10.50	25.66	102,098	1.55	(1)	0.53	(1)	71
03/31/07	(0.43)	11.86	17.29	218,009	1.54	(1)(4)	0.80	(1)(4)	80
Diversified Fixed Income Portfolio Class 1
03/31/03	(0.05)	10.70	10.14	17,731	1.00	(1)	3.47	(1)	63	(2)
03/31/04	(0.27)	10.97	5.11	13,922	0.90	(1)	3.15	(1)	109	(2)
03/31/05	(0.34)	10.66	0.22	11,137	0.84		3.57		88	(2)
03/31/06	(0.39)	10.42	1.36 (3)	10,595	0.83		3.67		94
03/31/07	(0.33)	10.69	5.81	9,479	0.80		4.19		108
Diversified Fixed Income Portfolio Class 2
03/31/03	(0.04)	10.68	10.00	135,818	1.15	(1)	3.25	(1)	63	(2)
03/31/04	(0.25)	10.95	4.97	138,125	1.05	(1)	3.01	(1)	109	(2)
03/31/05	(0.33)	10.64	0.07	122,693	0.99		3.42		88	(2)
03/31/06	(0.37)	10.40	1.21 (3)	108,491	0.98		3.52		94
03/31/07	(0.31)	10.67	5.66	101,549	0.95		4.05		108
Diversified Fixed Income Portfolio Class 3
11/11/02- 03/31/03†	(0.04)	10.67	2.15	978	1.25	#(1)	2.68	#(1)	63	(2)
03/31/04	(0.25)	10.93	4.84	9,120	1.15	(1)	2.99	(1)	109	(2)
03/31/05	(0.31)	10.62	(0.03)	32,192	1.09		3.31		88	(2)
03/31/06	(0.36)	10.38	1.11 (3)	72,452	1.08		3.44		94
03/31/07	(0.30)	10.65	5.57	123,975	1.05		3.96		108

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  †  Inception date of class

  (1)  Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/03		03/31/04	03/31/05	03/31/06	03/31/07
International Equity Portfolio Class 1	0.46%		0.31%	(0.00)%	0.03%	(0.04)%
International Equity Portfolio Class 2	0.46		0.30	(0.00)	0.03	(0.04)
International Equity Portfolio Class 3	0.49	#	0.30	(0.00)	0.03	(0.05)
Diversified Fixed Income Portfolio Class 1	0.01		(0.03)	—	—	—
Diversified Fixed Income Portfolio Class 2	—		(0.02)	—	—	—
Diversified Fixed Income Portfolio Class 3	0.14	#	(0.01)	—	—	—

  (2)  Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2002	2003	2004	2005
Diversified Fixed Income Portfolio	44%	60%	106%	82%

  (3)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions

  (4)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

03/31/07
International Equity Portfolio Class 1	0.00%
International Equity Portfolio Class 2	0.00
International Equity Portfolio Class 3	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital
Strategic Fixed Income Portfolio Class 3
02/14/05- 03/31/05@	$10.00	$0.04	$(0.38)	$(0.34)	$—	$—	$—
03/31/06	9.66	0.48	0.23	0.71	(0.29)	(0.01)	—
03/31/07	10.07	0.52	0.29	0.81	(0.38)	(0.01)	—
Cash Management Portfolio Class 1
03/31/03	10.89	0.10	—	0.10	(0.15)	—	—
03/31/04	10.84	0.04	—	0.04	(0.09)	—	—
03/31/05	10.79	0.11	0.00	0.11	(0.04)	—	—
03/31/06	10.86	0.35	(0.01)	0.34	(0.13)	—	—
03/31/07	11.07	0.52	0.01	0.53	(0.29)	0.00	—
Cash Management Portfolio Class 2
03/31/03	10.89	0.07	—	0.07	(0.14)	—	—
03/31/04	10.82	0.02	—	0.02	(0.07)	—	—
03/31/05	10.77	0.09	0.00	0.09	(0.02)	—	—
03/31/06	10.84	0.33	(0.01)	0.32	(0.11)	—	—
03/31/07	11.05	0.51	0.00	0.51	(0.27)	0.00	—
Cash Management Portfolio Class 3
11/11/02- 03/31/03†	10.95	0.01	—	0.01	(0.14)	—	—
03/31/04	10.82	0.01	—	0.01	(0.07)	—	—
03/31/05	10.76	0.09	(0.01)	0.08	(0.01)	—	—
03/31/06	10.83	0.32	(0.01)	0.31	(0.10)	—	—
03/31/07	11.04	0.49	0.01	0.50	(0.26)	0.00	—

Period ended	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Strategic Fixed Income Portfolio Class 3
02/14/05- 03/31/05@	$—	$9.66	(3.40)%		$17,193	1.55	%#(1)	3.59	%#(1)	5%
03/31/06	(0.30)	10.07	7.45		48,116	1.47	(1)	4.59	(1)(2)	42
03/31/07	(0.39)	10.49	8.07		97,104	1.21	(2)	5.21	(2)	91
Cash Management Portfolio Class 1
03/31/03	(0.15)	10.84	0.89		6,297	0.85	(1)	0.86	(1)	—
03/31/04	(0.09)	10.79	0.37		7,384	0.80	(1)	0.33	(1)	—
03/31/05	(0.04)	10.86	0.99		4,637	0.71	(1)	0.95	(1)	—
03/31/06	(0.13)	11.07	3.13		4,927	0.63	(1)(2)	3.11	(1)(2)	—
03/31/07	(0.29)	11.31	4.79	(3)	6,967	0.56		4.68		—
Cash Management Portfolio Class 2
03/31/03	(0.14)	10.82	0.66		56,597	1.00	(1)	0.67	(1)	—
03/31/04	(0.07)	10.77	0.22		54,276	0.95	(1)	0.18	(1)	—
03/31/05	(0.02)	10.84	0.84		47,494	0.86	(1)	0.82	(1)	—
03/31/06	(0.11)	11.05	2.98		38,397	0.78	(1)(2)	2.93	(1)(2)	—
03/31/07	(0.27)	11.29	4.64	(3)	51,617	0.70		4.55		—
Cash Management Portfolio Class 3
11/11/02- 03/31/03†	(0.14)	10.82	0.11		348	1.10	#	0.25	#	—
03/31/04	(0.07)	10.76	0.09		6,224	1.05	(1)	0.06	(1)	—
03/31/05	(0.01)	10.83	0.74		12,284	0.97	(1)	0.82	(1)	—
03/31/06	(0.10)	11.04	2.88		21,357	0.87	(1)(2)	2.95	(1)(2)	—
03/31/07	(0.26)	11.28	4.55	(3)	49,737	0.81		4.46		—

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Commencement of Operations

  †  Inception date of class

  (1)  Net of the following reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/03	03/31/04	03/31/05	03/31/06
Strategic Fixed Income Portfolio Class 3	—%	—%	1.41%	(0.09)%
Cash Management Portfolio Class 1	(0.01)	(0.03)	0.00	0.03
Cash Management Portfolio Class 2	(0.02)	(0.03)	0.00	0.03
Cash Management Portfolio Class 3	0.03 #	(0.01)	0.00	0.03

  (2)  Gross of Custody Credits of 0.01%

  (3)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions (See Note 4).

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital
Focus Growth Portfolio Class 1
03/31/03	$7.06	$(0.03)	$(1.54)	$(1.57)	$—	$—	$—
03/31/04	5.49	(0.05)	2.48	2.43	—	—	—
03/31/05	7.92	0.00	(0.32)	(0.32)	—	—	—
03/31/06	7.60	(0.05)	1.55	1.50	—	—	—
03/31/07	9.10	(0.03)	0.05	0.02	—	—	—
Focus Growth Portfolio Class 2
03/31/03	7.05	(0.03)	(1.55)	(1.58)	—	—	—
03/31/04	5.47	(0.06)	2.47	2.41	—	—	—
03/31/05	7.88	(0.01)	(0.32)	(0.33)	—	—	—
03/31/06	7.55	(0.06)	1.54	1.48	—	—	—
03/31/07	9.03	(0.04)	0.04	0.00	—	—	—
Focus Growth Portfolio Class 3
11/11/02- 03/31/03†	5.70	(0.01)	(0.22)	(0.23)	—	—	—
03/31/04	5.47	(0.05)	2.45	2.40	—	—	—
03/31/05	7.87	(0.00)	(0.34)	(0.34)	—	—	—
03/31/06	7.53	(0.07)	1.54	1.47	—	—	—
03/31/07	9.00	(0.05)	0.04	(0.01)	—	—	—

Period ended	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Focus Growth Portfolio Class 1
03/31/03	$—	$5.49	(22.24)%	$5,535	1.30	%(1)	(0.44	)%(1)	143%
03/31/04	—	7.92	44.26	8,170	1.30	(1)	(0.66	)(1)	90
03/31/05	—	7.60	(4.04)	6,504	1.30	(1)	0.03	(1)	200
03/31/06	—	9.10	19.74	7,907	1.17	(1)(2)	(0.59	)(1)(2)	102
03/31/07	—	9.12	0.22	4,423	1.11	(1)(2)(3)	(0.30	)(1)(2)(3)	120
Focus Growth Portfolio Class 2
03/31/03	—	5.47	(22.41)	33,763	1.45	(1)	(0.59	)(1)	143
03/31/04	—	7.88	44.06	68,443	1.45	(1)	(0.81	)(1)	90
03/31/05	—	7.55	(4.19)	67,731	1.45	(1)	(0.10	)(1)	200
03/31/06	—	9.03	19.60	73,281	1.32	(1)(2)	(0.74	)(1)(2)	102
03/31/07	—	9.03	0.00	62,866	1.25	(1)(2)(3)	(0.48	)(1)(2)(3)	120
Focus Growth Portfolio Class 3
11/11/02- 03/31/03†	—	5.47	(4.04)	99	1.55	#(1)	(0.66	)#(1)	143
03/31/04	—	7.87	43.88	6,775	1.55	(1)	(0.75	)(1)	90
03/31/05	—	7.53	(4.32)	21,909	1.55	(1)	(0.07	)(1)	200
03/31/06	—	9.00	19.52	39,589	1.41	(1)(2)	(0.81	)(1)(2)	102
03/31/07	—	8.99	(0.11)	52,391	1.35	(1)(2)(3)	(0.59	)(1)(2)(3)	120

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  †  Inception date of class

  (1)  Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/03		03/31/04	03/31/05	03/31/06	03/31/07
Focus Growth Portfolio Class 1	0.18%		0.05%	(0.09)%	(0.03)%	0.00%
Focus Growth Portfolio Class 2	0.19		0.05	(0.09)	(0.03)	0.00
Focus Growth Portfolio Class 3	0.26	#	0.08	(0.09)	(0.03)	0.00

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07
Focus Growth Portfolio Class 1	0.00%	0.01%
Focus Growth Portfolio Class 2	0.00	0.01
Focus Growth Portfolio Class 3	0.00	0.01

  (3)  Gross of custody credit of 0.01%.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital
Focus TechNet Portfolio Class 2
03/31/03	$4.41	$(0.04)	$(1.53)	$(1.57)	$—	$—	$—
03/31/04	2.84	(0.07)	2.30	2.23	—	—	—
03/31/05	5.07	(0.06)	0.01	(0.05)	—	—	—
03/31/06	5.02	(0.08)	1.48	1.40	—	—	—
03/31/07	6.42	(0.08)	(0.03)	(0.11)	—	(0.21)	—
Focus TechNet Portfolio Class 3
11/11/02- 03/31/03†	2.85	(0.02)	0.01	(0.01)	—	—	—
03/31/04	2.84	(0.07)	2.30	2.23	—	—	—
03/31/05	5.07	(0.06)	0.00	(0.06)	—	—	—
03/31/06	5.01	(0.08)	1.47	1.39	—	—	—
03/31/07	6.40	(0.09)	(0.03)	(0.12)	—	(0.21)	—
Focus Growth and Income Portfolio Class 2
03/31/03	8.32	(0.03)	(1.51)	(1.54)	—	—	—
03/31/04	6.78	(0.03)	2.53	2.50	—	—	—
03/31/05	9.28	0.02	0.03	0.05	—	—	—
03/31/06	9.33	0.09	1.21	1.30	(0.02)	—	—
03/31/07	10.61	0.06	1.49	1.55	(0.10)	(0.55)	—
Focus Growth and Income Portfolio Class 3
11/11/02- 03/31/03†	6.96	(0.01)	(0.17)	(0.18)	—	—	—
03/31/04	6.78	(0.03)	2.52	2.49	—	—	—
03/31/05	9.27	0.01	0.02	0.03	—	—	—
03/31/06	9.30	0.08	1.21	1.29	(0.01)	—	—
03/31/07	10.58	0.05	1.49	1.54	(0.09)	(0.55)	—
Focus Value Portfolio Class 2
10/01/01- 03/31/02†	10.00	(0.01)	1.80	1.79	—	(0.11)	—
03/31/03	11.68	0.07	(2.63)	(2.56)	(0.07)	(0.25)	(0.03)
03/31/04	8.77	0.15	4.19	4.34	—	—	—
03/31/05	13.11	0.05	1.45	1.50	(0.09)	(0.69)	—
03/31/06	13.83	0.06	1.97	2.03	(0.01)	(0.60)	—
03/31/07	15.25	0.17	2.83	3.00	(0.05)	(0.37)	—
Focus Value Portfolio Class 3
11/11/02- 03/31/03†	9.12	—	—	—	(0.07)	(0.25)	(0.03)
03/31/04	8.77	0.09	4.23	4.32	—	—	—
03/31/05	13.09	0.03	1.46	1.49	(0.08)	(0.69)	—
03/31/06	13.81	0.05	1.96	2.01	—	(0.60)	—
03/31/07	15.22	0.15	2.84	2.99	(0.04)	(0.37)	—

Period ended	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Focus TechNet Portfolio Class 2
03/31/03	$—	$2.84	(35.60)%	$11,585	1.65%		(1.46)%		253%
03/31/04	—	5.07	78.52	31,718	1.65		(1.55)		183
03/31/05	—	5.02	(0.99)	27,909	1.65		(1.16)		155
03/31/06	—	6.42	27.89	36,331	1.65		(1.31)		116
03/31/07	(0.21)	6.10	(1.76)	24,613	1.65	(1)	(1.37	)(1)	81
Focus TechNet Portfolio Class 3
11/11/02- 03/31/03†	—	2.84	(0.35)	100	1.68	#	(1.52	)#	253
03/31/04	—	5.07	78.52	3,830	1.75		(1.70)		183
03/31/05	—	5.01	(1.18)	11,321	1.75		(1.15)		155
03/31/06	—	6.40	27.74	19,386	1.75		(1.41)		116
03/31/07	(0.21)	6.07	(1.92)	18,436	1.75	(1)	(1.47	)(1)	81
Focus Growth and Income Portfolio Class 2
03/31/03	—	6.78	(18.51)	19,142	1.45	@	(0.37	)@	180
03/31/04	—	9.28	36.87	49,277	1.45		(0.35)		84
03/31/05	—	9.33	0.54	49,049	1.45		0.18		77
03/31/06	(0.02)	10.61	13.96	48,297	1.42		0.94		164
03/31/07	(0.65)	11.51	14.68	52,060	1.30	(1)	0.58	(1)	151
Focus Growth and Income Portfolio Class 3
11/11/02- 03/31/03†	—	6.78	(2.59)	105	1.55	#	(0.44	)#	180
03/31/04	—	9.27	36.73	6,855	1.55		(0.35)		84
03/31/05	—	9.30	0.32	22,063	1.55		0.16		77
03/31/06	(0.01)	10.58	13.90	27,151	1.52		0.85		164
03/31/07	(0.64)	11.48	14.63	34,685	1.39	(1)	0.47	(1)	151
Focus Value Portfolio Class 2
10/01/01- 03/31/02†	(0.11)	11.68	17.90	19,589	1.45	#@	(0.27	)#@	81
03/31/03	(0.35)	8.77	(22.00)	19,105	1.45		0.71		190
03/31/04	—	13.11	49.49	49,022	1.45		1.34		165
03/31/05	(0.78)	13.83	11.66	67,250	1.45		0.36		130
03/31/06	(0.61)	15.25	14.92	73,413	1.39		0.45		152
03/31/07	(0.42)	17.83	19.78	86,877	1.27	(1)(2)	1.01	(1)(2)	70
Focus Value Portfolio Class 3
11/11/02- 03/31/03†	(0.35)	8.77	(0.12)	115	1.55	#	(0.12	)#	190
03/31/04	—	13.09	49.26	4,494	1.55		0.87		165
03/31/05	(0.77)	13.81	11.58	21,657	1.55		0.25		130
03/31/06	(0.60)	15.22	14.78	41,737	1.48		0.37		152
03/31/07	(0.41)	17.80	19.72	73,769	1.36	(1)(2)	0.91	(1)(2)	70

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  †  Inception date of class.

  @  The ratios reflect an expense cap of 1.65%, 1.45% and 1.45% for the Focus TechNet Class 2, Focus Growth and Income Class 2, and Focus Value Class 2, respectively which are net of custody credits of 0.01%.

  (1)  Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/03		03/31/04	03/31/05	03/31/06	03/31/07
Focus TechNet Portfolio Class 2	1.71%		0.52%	0.17%	(0.06)%	0.06%
Focus TechNet Portfolio Class 3	1.74	#	0.52	0.19	(0.07)	0.06
Focus Growth and Income Portfolio Class 2	0.68		0.25	(0.01)	(0.10)	0.00
Focus Growth and Income Portfolio Class 3	0.79	#	0.27	(0.01)	(0.10)	0.00
Focus Value Portfolio Class 2	0.73		0.25	(0.02)	(0.07)	0.00
Focus Value Portfolio Class 3	0.76	#	0.27	(0.02)	(0.07)	0.00

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

03/31/07
Focus Value Portfolio Class 2	0.00%
Focus Value Portfolio Class 3	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Dividends declared from net return of capital
Allocation Growth Portfolio Class 3
02/14/05- 03/31/05@	$10.00	$(0.00)	$(0.15)	$(0.15)	$—	$—	$—
03/31/06	9.85	0.02	1.62	1.64	(0.05)	(0.01)	—
03/31/07	11.43	0.04	1.26	1.30	—	(0.05)	—
Allocation Moderate Growth Portfolio Class 3
02/14/05- 03/31/05@	10.00	(0.00)	(0.17)	(0.17)	—	—	—
03/31/06	9.83	0.08	1.34	1.42	(0.09)	(0.01)	—
03/31/07	11.15	0.10	1.08	1.18	—	(0.04)	—
Allocation Moderate Portfolio Class 3
02/14/05- 03/31/05@	10.00	(0.00)	(0.15)	(0.15)	—	—	—
03/31/06	9.85	0.15	1.02	1.17	(0.11)	(0.03)	—
03/31/07	10.88	0.15	0.92	1.07	—	(0.05)	—
Allocation Balanced Portfolio Class 3
02/14/05- 03/31/05@	10.00	(0.00)	(0.14)	(0.14)	—	—	—
03/31/06	9.86	0.14	0.54	0.68	(0.14)	(0.09)	—
03/31/07	10.54	0.18	0.76	0.94	—	(0.09)	—

Period ended	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)		Portfolio turnover
Allocation Growth Portfolio Class 3
02/14/05- 03/31/05@	$—	$9.85	(1.50)%	$5,308	0.35	%#(1)	(0.35	)%#(1)	1%
03/31/06	(0.06)	11.43	16.61	63,384	0.34	(1)(3)	0.21	(1)(3)	24
03/31/07	(0.05)	12.68	11.36	180,221	0.14	(1)(4)	0.38	(1)(4)	9
Allocation Moderate Growth Portfolio Class 3
02/14/05- 03/31/05@	—	9.83	(1.70)	3,314	0.35	#(1)	(0.35	)#(1)	5
03/31/06	(0.10)	11.15	14.40	99,205	0.28	(3)	0.82	(3)	21
03/31/07	(0.04)	12.29	10.62	259,625	0.13	(1)(4)	0.89	(1)(4)	11
Allocation Moderate Portfolio Class 3
02/14/05- 03/31/05@	—	9.85	(1.50)	3,388	0.35	#(1)	(0.35	)#(1)	0
03/31/06	(0.14)	10.88	11.93	69,582	0.31	(1)(3)	1.12	(1)(3)	29
03/31/07	(0.05)	11.90	9.82	169,941	0.14	(1)(4)	1.38	(1)(4)	17
Allocation Balanced Portfolio Class 3
02/14/05- 03/31/05@	—	9.86	(1.40)	3,958	0.35	#(1)	(0.35	)#(1)	0
03/31/06	(0.23)	10.54	9.29	40,900	0.35	(1)(3)	1.42	(1)(3)	67
03/31/07	(0.09)	11.39	8.89	82,257	0.19	(1)(4)	1.66	(1)(4)	15

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and reductions.

  @  Commencement of Operations

  #  Annualized

  (1)  Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/05#	03/31/06	03/31/07
Allocation Growth Portfolio Class 3	4.37%	(0.05)%	0.00%
Allocation Moderate Growth Portfolio Class 3	5.58	—	0.00
Allocation Moderate Portfolio Class 3	5.32	(0.04)	0.00
Allocation Balanced Portfolio Class 3	5.45	0.00	0.02

  (2)  Does not include underlying fund expenses that the Portfolios bear indirectly.

  (3)  Gross of Custody Credits of 0.02%, 0.02%, 0.01% and 0.01% for Allocation Growth, Allocation Moderate Growth, Allocation Moderate and Allocation Balanced Portfolios.

  (4)  Gross of Custody Credits of 0.01%

See Notes to Financial Statements

SEASONS SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Seasons Series Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the twenty-four portfolios constituting Seasons Series Trust (the "Trust") at March 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, Texas
May 24, 2007

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS
March 31, 2007(unaudited)

The Board of Trustees (the "Board"), including the Trustees that are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), approved with respect to each Portfolio the Investment Management and Advisory Agreement between AIG SunAmerica Asset Management Corp. ("AIG SAAMCo") and the Trust (the "Advisory Agreement") and the subadvisory agreements between AIG SAAMCo and each of the following subadvisers (the "Subadvisory Agreements") at a meeting of the Board held on December 13, 2006: AIG Global Investment Corp. ("AIGGIC"), BAMCO, Inc. ("BAMCO"), Columbia Management Advisors, LLC ("CMA"), Franklin Advisers, Inc. ("Franklin Advisers"), Goldman Sachs Asset Management, L.P. ("GSAM"), Goldman Sachs Asset Management International ("GSAM Int'l"), Ibbotson Associates Advisors, LLC ("Ibbotson"), Janus Capital Management LLC ("Janus"), J.P. Morgan Investment Management Inc. ("J.P. Morgan"), Lord, Abbett & Co. LLC ("Lord Abbett"), Marsico Capital Management, LLC ("Marsico"), Northern Trust Investments, N.A. ("Northern Trust"), Putnam Investment Management, Inc. ("Putnam"), RCM Global Investors LLC ("RCM"), Salomon Brothers Asset Management Inc. ("Salomon"), T. Rowe Price Associates, Inc. ("T. Rowe Price"), Templeton Investment Counsel, LLC ("Templeton"), Third Avenue Management LLC ("Third Avenue"), Thornburg Investment Management, Inc. ("Thornburg") and Wellington Management Company, LLP ("Wellington") (collectively referred to as the "Subadvisers" and each a "Subadviser"). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the "Advisory Contracts."

In connection with the approval of Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided or to be provided (as the case may be) by AIG SAAMCo and the Subadvisers; (2) the size and structure of the advisory/subadvisory fees and other material payments made to AIG SAAMCo and the Subadvisers in connection with their management of the Trust's Portfolios; (3) the investment performance of the Portfolios, if any, compared to performance of comparable funds as selected by an independent third-party provider of investment company data ("Performance Group/Universe") and against benchmarks and/or indices; (4) the costs of services and the benefits potentially derived by AIG SAAMCo and the Subadvisers; (5) the terms of the Advisory Contracts; (6) whether the Portfolios will benefit from possible economies of scale; and (7) information regarding AIG SAAMCo's and the Subadvisers' compliance and regulatory history. In addition, the Board considered (a) the organization capability and financial condition of AIG SAAMCo and the Subadvisers; (b) the historical relationship between the Trust and AIG SAAMCo; (c) the possibility that services of the type required by the Trust might be better obtained from other organizations; and (d) the conditions and trends prevailing in the economy, the securities markets and the investment company industry.

The Independent Trustees were separately represented by counsel that is independent of AIG SAAMCo in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust's advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment objectives (respectively, the "Expense Group/Universe" and the "Subadvisor Expense Group/Universe"), as selected and prepared by an independent third-party provider of investment company data. The Expense Group and the Performance Group each consists of a Portfolio and a select group of funds that are chosen to be comparable to such Portfolio based upon certain factors, including fund type (in this case, funds underlying variable insurance products), comparability of investment objectives and asset category (for example, large cap value, small cap growth, mid cap core), asset size and expense components. The other funds that comprise a Portfolio's Expense Group are generally the same as those included in the Portfolio's Performance Group. The Expense Universe and the Performance Universe each generally consists of a Portfolio, the funds in its Expense Group or Performance Group (if provided), respectively, and all other funds in the asset category or categories included in the Expense Group or Performance Group (or if no Performance Group is provided, all other funds in the asset category of the Portfolio) regardless of asset size or primary channel of distribution. A Portfolio's Subadvisor Expense Group and Subadvisor Expense Universe are comprised of the Portfolio and certain other comparable funds in its asset category or categories that are managed by subadvisers.

Nature, Extent and Quality of Services. The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by AIG SAAMCo and each of the Subadvisers. In making its evaluation, the Board considered that AIG SAAMCo is responsible for the management of the affairs of the Trust, including but not limited to, providing the Trust with investment management services for certain portfolios of the Trust, and general supervision of and coordination of the services provided by the Subadvisers.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

In addition, the Board noted that AIG SAAMCo is responsible for overseeing the performance of services by the Trust's custodian, transfer agent and dividend disbursing agent. The Board also noted that AIG SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust's business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as shall be necessary for the operations of each Portfolio.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services, including investment research, advice and supervision, and determining which securities shall be purchased or sold by each Portfolio. The Board reviewed each Subadviser's history, structure and size, and investment experience. The Board was informed that in management's judgment, each of the Subadvisers has the size, visibility and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of each of the Subadviser's staff who is or would be responsible for providing investment management services to the respective Portfolio. The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by AIG SAAMCo and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Fees and Expenses; Investment Performance. The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios' fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of their Expense Group/Universes for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, AIG SAAMCo negotiates such fees with each of the unaffiliated Subadvisers at arms-length. The Board also considered that the subadvisory fees are paid by AIG SAAMCo out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, brand premium, capacity limitations, and customization of investment mandate

The Board, including the Independent Trustees, received and reviewed performance information prepared by management (including information from Lipper, Inc.), and information prepared by Lipper. Generally, the performance information included annualized returns for the period since inception, its one-, three- and five-year periods. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolios' performance and each Subadviser's performance within a Portfolio and management notes those Portfolios which it believes may require additional attention or potential corrective action by the Board.

As part of its review of the Portfolios' fees and expenses and performance, the Board considered the following expense and performance information provided by Lipper and management in making its determinations:

•  Allocation Balanced/Allocation Growth/Allocation Moderate/Allocation Moderate Growth Portfolios (subadvised by Ibbotson). The Board considered that each Portfolio's total expenses were above the median of their respective Expense Groups/Universes. The Board also noted that the Portfolios' actual advisory fees and subadvisory fees were below the median of their respective Expense and Subadvisor Expense Groups. The Board noted management's discussion of each Portfolio's total expenses, including the limited number of funds in each Portfolio's Expense/Subadvisor Expense Groups and their relatively small asset bases. In addition, management noted that the Portfolios have been in operation since February 2005 and that the Portfolios may experience economies of scale as their asset base increases.

Management reported that the Portfolios outperformed the median of their Performance Group and/or Performance Universe, except the Allocation Moderate Growth Portfolio, which slightly underperformed the median of its Performance Group/Universe. The Board concluded that each Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

•  Asset Allocation: Diversified Growth Portfolio (subadvised by Putnam). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group/Universe. The Board considered management's discussion of the October 2005 addition of breakpoints and AIG SAAMCo agreement to waive 10 basis points of its advisory fee, neither of which was fully reflected in the Lipper data since the waiver and breakpoints went into effect midway through the Portfolio's fiscal year ended March 31, 2006. In addition, the Board considered that the Portfolio's subadvisory fees were above the median of its Subadvisor Expense Group/Universe.

Management reported that the Portfolio outperformed its Performance Group/Universe for the one- and three-year periods but underperformed for the five-year period. In addition, the Board noted that the Portfolio outperformed the blended benchmark for the one-year period but trailed such blended index for the three- and five-year periods. The blended benchmark consists of the Russell 3000 Index (60%), MSCI EAFE Index (15%), Lehman Brothers U.S. Aggregate Index (15%), the JP Morgan Developed Market High Yield Index (5%) and MSCI Emerging Markets Free Index (5%). The Board concluded that the Portfolio's performance was satisfactory in light of all factors considered.

•  Cash Management Portfolio (subadvised by CMA). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's actual subadvisory fees were at the median of its Subadvisor Expense Universe. The Board considered management's report that the Portfolio's advisory fee reduction that became effective in October 2005 were not fully reflected in the Lipper data since the reduction went into effect midway through the Portfolio's fiscal year ended March 31, 2006. Management estimated that had such reduction been in effect for the entire fiscal year ended March 31, 2006, the Portfolio's total expenses and actual advisory fees would have been much closer to the median of its Expense Group/Universe.

Management reported that the Portfolio's performance has been below the median of its Performance Group/Universe for the one-, three- and five-year periods, but noted that it trailed the median in the one- and three-year periods by 0.08% and 0.16%, respectively. The Board considered that the Portfolio's performance trailed the Lipper Money Market Category average for the one-, three- and five-year periods. The Board also took into account management's discussion of the Portfolio's performance and the future effect of prior changes made to the Portfolio's advisory fees and concluded that the Portfolio's underperformance is being addressed.

•  Diversified Fixed Income Portfolio (advised/subadvised by AIGGIC, AIG SAAMCo and Wellington). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Universe. The Board noted management's discussion regarding the additional management and administrative costs of managing multiple sleeves of a single Portfolio.

The Board considered that the Portfolio's performance trailed the Lipper VUF Corporate-A Category average and the median of its Performance Group/Universe for the one-, three- and five-year periods. Management recommended and the Board approved the restructuring of the Portfolio such that AIGGIC would manage 25% of the Portfolio assets with an actively managed style against the Lehman Brothers U.S. Aggregate Index, with AIGGIC continuing to manage its current passive strategy that tracks the Lehman Brothers U.S. Aggregate Index Treasury component, and the other two Subadvisers each managing 25% of the Portfolio's assets in their current active-managed strategies. The Board considered management's discussion of each Subadviser's performance, management's restructuring of the Portfolio and its monitoring of each Subadviser, and concluded that Management was addressing the Portfolio's performance.

•  Focus Growth Portfolio (advised/subadvised by AIG SAAMCo, Janus and Marsico). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group/Universe and that the Portfolio's subadvisory fees were above the median of its Subadvisor Expense Group/Universe. The Board noted management's discussion regarding the additional management and administrative costs of managing multiple sleeves of a single Portfolio and the Portfolio's relatively small asset base as reasons for above-median total expenses. The Board also noted the Portfolio instituted breakpoints during 2006, which may help to lower the Portfolio's advisory fees as the Portfolio's asset base grows. The Board considered that the new breakpoints will not immediately lower the Portfolio's advisory fees and that it will likely take a year or more before the Portfolio will benefit from such breakpoints.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

The Board considered that the Portfolio outperformed the Lipper VUF Multi-Cap Growth Category average and the median of its Performance Group/Universe for the five-year period but trailed the index and such medians for the one- and three-year periods. Management noted that AIG SAAMCo replaced Credit Suisse Asset Management, LLC ("CSAM") in August 2006 as a subadviser of the Portfolio, when CSAM notified AIG SAAMCo that it would be unable to manage the Portfolio beginning in late 2006 as a result of the restructuring of CSAM's asset management operations. The Board considered that management may, at a future meeting, recommend a subadviser to replace AIG SAAMCo as a manager of the Portfolio's assets. The Board concluded that AIG SAAMCo is taking steps to address the Portfolio's performance.

•  Focus Growth and Income Portfolio (advised/subadvised by AIG SAAMCo, Marsico and Thornburg). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group/Universe and that the Portfolio's subadvisory fees were slightly above the median of its Subadvisory Expense Group/Universe. The Board noted management's discussion regarding the additional management and administrative costs of managing multiple sleeves of a single Portfolio and the Portfolio's relatively small asset base as reasons for above-median total expenses. The Board also noted that the portfolio instituted breakpoints during 2006, which should help to lower the Portfolio's advisory fees as the Portfolio's asset base grows. The Board considered that the new breakpoints will not immediately lower the Portfolio's advisory fees and that it will likely take a year or more before the Portfolio will benefit from such breakpoints.

The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Core Category average exceeded or equaled the median of its Performance Group/Universe for the one- and five-year periods, but that the Portfolio trailed the index and such median for the three-year period. The Board considered management's discussion of each Subadviser's performance and concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Focus TechNet Portfolio (advised/subadvised by AIG SAAMCo BAMCO and RCM Capital). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Universe. The Board noted management's discussion regarding the additional management and administrative costs of managing multiple sleeves of a single Portfolio and the Portfolio's relatively small asset base as reasons for above-median total expenses. The Board also noted that the Portfolio instituted breakpoints during 2006, which should help to lower the Portfolio's advisory fees as the Portfolio's asset base grows.

The Board considered that the Portfolio outperformed the Lipper VUF Science & Technology Category average and the median of its Performance Group/Universe for the three- and five-year periods but trailed such index and median for the for the one-year period. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Focus Value Portfolio (subadvised by J.P. Morgan, Northern Trust and Third Avenue). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were above the median of its Subadvisor Expense Group/Universe. The Board noted management's discussion regarding the additional management and administrative costs of managing multiple sleeves of a single Portfolio and the Portfolio's relatively small asset base as reasons for above-median total expenses as reasons for above-median total expenses. The Board also noted that the Portfolio instituted breakpoints during 2006 which should help to lower the Portfolio's advisory fees as the Portfolio's asset base grows. The Board considered that the new breakpoints would likely take a year or more before the Portfolio will benefit from such breakpoints.

Management reported that the Portfolio outperformed the Lipper Multi-Cap Value Category average and the median of its Performance Group/Universe for the one- and three-year periods. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  International Equity Portfolio (subadvised by AIGGIC, GSAM-International and Lord Abbett). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group/Expense Universe. In addition, the Board noted that the Portfolio's subadvisory fees were above the median of its Subadvisor Expense Group/Universe. The Board considered management's report that the Portfolio's contractual fee reductions and addition

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

of breakpoints that became effective in October 2005 were not fully reflected in the Lipper data. The Board noted management's discussion regarding the additional management and administrative costs of managing multiple sleeves of a single Portfolio as a reason for above-median total expenses.

Management reported that the Portfolio trailed or equaled the median of its Performance Group/Universe for the one- and three-years. The Board considered management's discussion regarding changes to the GSAM-International and Lord Abbett management teams and the recent improvement in performance and its continued monitoring of GSAM-International's performance. The Board took into account management's discussion of each Subadviser's performance and management's monitoring efforts, and concluded that the Portfolio's underperformance was being addressed.

•  Large Cap Composite Portfolio (advised/subadvised by AIGGIC, AIG SAAMCo and T. Rowe Price). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Group but below the Subadvisor Expense Universe. The Board noted management's discussion regarding the additional management and administrative costs of managing multiple sleeves of a single Portfolio and the Portfolio's relatively small asset base as reasons for above-median total expenses.

The Board considered that the Portfolio trailed the Lipper Large Cap Core Category average and the median of its Performance Universe for the one-, three- and five-year periods. The Board also noted that the Portfolio trailed the median of its Performance Group for the one- and three-year periods but outperformed the median for the five-year period. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Large Cap Growth Portfolio (subadvised by AIGGIC, GSAM and Janus). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were slightly above the median of its Subadvisor Expense Group/Universe. The Board noted management's discussion regarding the additional management and administrative costs of managing multiple sleeves of a single Portfolio as a reason for above-median total expenses.

The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Growth Category average and the median of its Performance Group/Universe for the three- and five-year periods, but trailed the index and the median for the one-year period. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Large Cap Value Portfolio (subadvised by AIGGIC, T. Rowe Price and Wellington). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Group/Universe. The Board noted management's discussion regarding the additional management and administrative costs of managing multiple sleeves of a single Portfolio as a reason for above-median total expenses.

Management reported that the Portfolio outperformed the Lipper Large Cap Value Category average and the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Mid Cap Growth Portfolio (subadvised by AIGGIC, T. Rowe Price and Wellington). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Group/Universe. The Board noted management's discussion regarding the additional management and administrative costs of managing multiple sleeves of a single Portfolio as a reason for above-median total expenses.

Management reported that the Portfolio outperformed the Lipper Mid-Cap Growth Category average and the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

•  Mid Cap Value Portfolio (subadvised by AIGGIC, GSAM and Lord Abbett). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Group/Universe. The Board noted management's discussion regarding the additional management and administrative costs of managing multiple sleeves of a single Portfolio as a reason for above-median total expenses.

The Board considered that the Portfolio outperformed or equaled the Lipper Mid-Cap Value Category average and the median of its Performance Group/Universe for the three- and five-year periods, but trailed the index and median for the one-year period. The Board considered management's report on each Subadviser's performance and management's monitoring efforts. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Multi-Managed Growth Portfolio (components advised/subadvised by Janus, AIG SAAMCo, Lord Abbett and Wellington). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Group/Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration. The Board also noted that the Portfolio instituted breakpoints to the advisory fee rate during 2006, which should help to lower the Portfolio's advisory fees as the Portfolio's asset base grows. The Board considered that the new breakpoints will not immediately lower the Portfolio's advisory fees and that it will likely take a year or more before the Portfolio will benefit from such breakpoints.

The Board considered that the Portfolio trailed the Lipper VUF Multi-Cap Growth Category average and the median of its Performance Group/Universe for the one- and three-year periods, but outperformed the index and median for the five-year period. In addition the Board noted that the Fund underperformed its blended index for the one-, three- and five-year periods. The blended benchmark consists of the Russell 1000 Index (51%), Lehman Brothers U.S. Aggregate Index (27%), Russell 2000 Index (20%) and Treasury Bills (2%). The Board noted management's discussion regarding Lipper's placement of the Portfolio in the multi-cap growth category when the Portfolio is invested approximately 75% in equities and 25% in bonds. The Board considered management's report on each Subadviser's performance and their continuing monitoring efforts and concluded that they are addressing the Portfolio's performance.

•  Multi-Managed Income Portfolio (components advised/subadvised by Janus, AIG SAAMCo, Lord Abbett and Wellington). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration. The Board also noted that the Portfolio instituted breakpoints to the advisory fee rate during 2006, which should help to lower the Portfolio's advisory fees as the Portfolio's asset base grows. The Board considered that the new breakpoints will not immediately lower the Portfolio's advisory fees and that it will likely take a year or more before the Portfolio will benefit from such breakpoints.

The Board considered that the Portfolio trailed the Lipper VUF General Bond Category average and the median of its Performance Group/Universe for the one-, three- and five-year periods and that the Portfolio slightly trailed the blended index for such periods. The blended benchmark consists of the Russell 1000 Index (17.35%), Lehman Brothers U.S. Aggregate Index (80.95%) and Treasury Bills (1.7%). The Board considered management's report on each Subadviser's performance and their continuing monitoring efforts and concluded that they are addressing the Portfolio's performance.

•  Multi-Managed Income/Equity Portfolio (components advised/subadvised by Janus, AIG SAAMCo, Lord Abbett and Wellington). The Board considered that the Portfolio's total expenses fees were above the median of its Expense Group and at the median of its Expense Universe. The Board also noted that the Portfolio's actual advisory fees were above the median of its Expense Group/Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration. The Board also noted that the Portfolio instituted breakpoints to the advisory fee rate during

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

2006, which should help to lower the Portfolio's advisory fees as the Portfolio's asset base grows. The Board considered that the new breakpoints will not immediately lower the Portfolio's advisory fees and that it will likely take a year or more before the Portfolio will benefit from such breakpoints.

The Board considered that the Portfolio trailed the median of its Performance Group/Universe for the one-, three- and five-year periods and that the Portfolio slightly trailed its blended index for such periods. The blended benchmark consists of the Russell 1000 Index (33.4%), Lehman Brothers U.S. Aggregate Index (63.8%) and Treasury Bills (2.8%). The Board considered management's report on each Subadviser's performance and their continuing monitoring efforts and concluded that they are addressing the Portfolio's performance.

•  Multi-Managed Moderate Growth Portfolio (components advised/subadvised by AIG SAAMCo, Lord Abbett, Janus and Wellington). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration. The Board also noted that the Portfolio instituted breakpoints to the advisory fee rate during 2006, which should help to lower the Portfolio's advisory fees as the Portfolio's asset base grows. The Board considered that the Portfolio will immediately benefit from the new breakpoints.

The Board considered that the Portfolio trailed the median of its Performance Group Universe for the one-, three- and five-year periods and that the Portfolio underperformed the blended index for such periods. The blended benchmark consists of the Russell 1000 Index (37.9%), Lehman Brothers U.S. Aggregate Index (42.3%), Russell 2000 Index (18%) and Treasury Bills (1.8%). The Board considered management's report on each Subadviser's performance and their continuing monitoring efforts and concluded that they are addressing the Portfolio's performance.

Small Cap Portfolio (advised/subadvised by AIGGIC, AIG SAAMCo and Clearbridge). The Board considered that the Portfolio's total expenses were above the median of its Expense Group/Universe. The Board also noted that the Portfolio's actual advisory fees were below the median of its Expense Group but slightly above the median of its Expense Universe. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio trailed or equaled the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board also considered that the Portfolio outperformed the Lipper VUF Small Cap Core Category average for the one-year period but trailed the index for the three- and five-year periods. The Board considered management's discussion of the Portfolio's improving performance results and management's continued monitoring of each Subadviser's performance. The Board concluded that management is addressing the Portfolio's performance.

•  Stock (subadvised by T. Rowe Price). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were slightly above the median of its Subadvisor Expense Group and Subadvisor Expense Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration. The Board also noted that the Portfolio instituted breakpoints to the advisory fee rate during 2006, which should help to lower the Portfolio's advisory fees as the Portfolio's asset base grows. The Board considered that the Portfolio will immediately benefit from the new breakpoints.

The Board considered that the Portfolio's performance trailed the Lipper VUF Large Cap Core Category average for the one- and three-year periods but outperformed the index for the five-year period. In addition, the Board noted that the Portfolio outperformed the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board also considered management's discussion of the Portfolio's performance and concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

•  Strategic Fixed Income Portfolio (subadvised by AIGGIC, Franklin and Western Asset Management).  The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group/Expense Universe. In addition, the Board noted that the Portfolio's subadvisory fees were above the median of its Subadvisor Expense Group/Universe. The Board noted management's discussion regarding the additional management and administrative costs of managing multiple sleeves of a single Portfolio. Management also noted that the Portfolio began operations in February 2005 and has a relatively small asset base, both of which may contribute to above-median total expenses.

Management reported that the Portfolio outperformed the Lipper VUF General Bond Category average and the median of its Performance Group/Universe for the one-year period. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

Cost of Services & Benefits Derived. With respect to indirect costs and benefits, the Board was informed, based on management's judgment, that (1) any indirect costs incurred by AIG SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and (2) any collateral benefits derived as a result of providing advisory services to the Trust is de minimis and do not impact upon the reasonableness of the advisory fee. The Board concluded that any benefits that AIG SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were not unreasonable.

Profitability and Economies of Scale. The Board received information related to AIG SAAMCo's profitability with respect to the services it provides to the Trust's Portfolios. It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by AIG SAAMCo out of the advisory fees that AIG SAAMCo receives under the Advisory Agreement. The Trustees also relied on the ability of AIG SAAMCo to negotiate the Subadvisory Agreements and the fees thereunder at arm's length. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements. With respect to AIG SAAMCo, the Board determined that its profitability was reasonable.

For similar reasons, the potential for the Portfolios to experience economies of scale from the Subadvisers' management of the Portfolios was not considered a material factor to the Board's approval of the Subadvisory Agreements. It was noted that at the September 2006 meeting breakpoints were added to the advisory fee rates of several of the Trust's Portfolios that previously did not contain breakpoints. The Board considered that management believed that each Portfolio's existing fee schedule and the fee schedules for those Portfolios which management proposed breakpoints, reductions or waivers reflect the economics of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size.

Terms of Advisory Contracts.  The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by AIG SAAMCo and the Subadvisers as discussed above. The Board considered that AIG SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the Trustees and any officers of the Trust who are employees of AIG SAAMCo. The Board also reviewed the terms of payment for services rendered and noted that AIG SAAMCo compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the other terms and conditions of the Advisory Contracts.

Compliance. The Board reviewed AIG SAAMCo's and each Subadviser's compliance and regulatory history, including information whether any were involved in any regulatory actions or investigations. Management recommended continued monitoring of certain Subadvisers. It was noted that AIG SAAMCo had implemented new policies and procedures over the course of the year, reviewed and enhanced its compliance monitoring procedures, and continued to test the efficacy of its policies and procedures. The Board concluded that there was no information provided that would have a material adverse effect on AIG SAAMCo's or the Sub-advisers' ability to provide services to the Trusts.

Conclusions. In reaching its decision to recommend the renewal and/or approval of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that AIG SAAMCo and the Subadvisers possess the capability and resources to perform the duties required of it under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

SEASONS SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

Name, Address and Date of Birth*	Position Held With Trust	Term of Office and Length of Time Served(4)		Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)
Disinterested Trustee
Garrett Bouton DOB: October 19, 1944	Trustee	2007-	Present	Retired (2003-present); Managing Director and CEO, Barclays Global Investors (1996-2003).	59	Director, The LECG Group (consulting) (since November 2006).

Carl D. Covitz DOB: March 31, 1939	Trustee	2001-	Present	Owner and President, Landmark Capital, Inc. (since 1973)	59	Director, Arden Realty, Inc. (since 1995).

Jane Jelenko DOB: August 19, 1948	Trustee	2006-	Present	Retired; Senior Advisor (2003-2005 and Management Consultant (1977-2003) Bearingpoint, Inc. (formerly KPMG, LLP).	59	Director, Countrywide Bank (since 2003).

Gilbert T. Ray DOB: September 18, 1944	Trustee	2001-	Present	Retired Partner, O'Melveny & Myers LLP (since 2000); and Attorney (1972-2000) thereof	59	Director, Advanced Auto Parts, Inc. (retail, automotive supply stores) (since 2002); Director, Watts, Wyatt & Company (services — management consulting services) (since 2000); Director, IHOP Corp. (since 2004); Director, Diamond Rock Hospitality (since 2005).

Allan L. Sher DOB: October 19, 1931	Trustee	1997-	Present	Retired Brokerage Executive (since 1992)	59	Director, Bowl America Inc. (1997-Present).

Bruce G. Willison DOB: October 16, 1948	Trustee and Chairman	2001-	Present	Dean Emeritus and Professor of Management (since 2006); Dean, Anderson School at UCLA (1999-2005)	59	Director, IndyMac Bancorp, Inc. (since 2005); Director, Move, Inc. (real estate agents and managers (since 2003); Healthnet International, Inc. (business services) (since 2000).

Interested Trustee
Jana W. Greer(2) DOB: December 30, 1951	Trustee	2001-	Present	President, AIG SunAmerica Retirement Markets, Inc. (since 1996); Senior Vice President and Director, AIG Retirement Services, Inc. (since 1991).	59	Director, National Association for Variable Annuities (since 1999).

SEASONS SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited) (continued)

Name, Address and Date of Birth*	Position Held With Trust	Term of Office and Length of Time Served(4)		Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)
Officers
Vincent M. Marra AIG SunAmerica Asset Management Corp. Harborside Financial Center 3200 Plaza 5, Jersey City, NJ 07311-4992 DOB: May 28, 1950	President	2004-	Present	Senior Vice President, AIG SAAMCo (February 2003 to Present); Chief Administrative Officer and Chief Financial Officer, Carret & Co., LLC (June 2002 to February 2003); President, Bowne Digital Solutions (1999 to May 2002).	N/A	N/A

Donna M. Handel AIG SunAmerica Asset Management Corp. Harborside Financial Center 3200 Plaza 5, Jersey City, NJ 07311-4992 DOB: June 25, 1966	Treasurer	2002-	Present	Assistant Treasurer (1993 to 2002); Senior Vice President, AIG SAAMCo (December 2004 to Present); Vice President, AIG SAAMCo (1997 to December 2004).	N/A	N/A

Nori L. Gabert AIG SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, Texas 77019 DOB: August 15, 1953	Secretary	2005-	Present	Vice President and Deputy General Counsel, AIG SAAMCo (2001 to present).	N/A	N/A

*  The business address for each Trustee and Officer is 1 SunAmerica Center, Los Angeles, CA 90067-6022.

(1)  The "Fund Complex" consists of all registered investment company portfolios for which AIG SAAMCo serves as investment adviser or administrator. The "Fund Complex" includes the SunAmerica Equity Funds (10 funds), SunAmerica Income Funds (5 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (18 portfolios), Anchor Series Trust (9 portfolios), Seasons Series Trust (24 portfolios), SunAmerica Series Trust (35 portfolios), VALIC Company I (32 portfolios), VALIC Company II (15 funds) and AIG Series Trust (5 funds), AIG SunAmerica Focused Alpha Growth Fund, Inc. (1 fund) and AIG SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund), AIG Strategic Hedge Fund of Funds (1 fund) and Brazos Mutual Funds (4 funds).

(2)  Interested Trustee, as defined within the Investment Company Act of 1940, because she serves as President of AIG SunAmerica Retirement Markets, Inc.

(3)  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "Public Company") registered under the investment act of 1940.

(4)  Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

SEASONS SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Seasons Series Trust Portfolios voted proxies related to securities held in Seasons Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Fund. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

SEASONS SERIES TRUST
SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the Seasons Series Trust is required to be provided to the shareholders based upon each Portfolio's income and distributions for the fiscal year ended March 31, 2007. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2007.

During the fiscal year ended March 31, 2007, the Portfolios paid the following long-term capital gains dividends along with the percentage of ordinary income dividends that qualified for the 70% dividends received deduction for corporations:

	Total Dividends	Net Investment Income	Net Short-term Capital Gains*	Net Long-Term Capital Gains	Qualifying % for the 70% Dividends Received Deductions
Multi-Managed Growth - Class 1	$0.11	$0.11	$—	$—	58.86%
Multi-Managed Growth - Class 2	0.10	0.10	—	—	58.86%
Multi-Managed Growth - Class 3	0.08	0.08	—	—	58.86%
Multi-Managed Moderate Growth - Class 1	0.21	0.21	—	—	25.19%
Multi-Managed Moderate Growth - Class 2	0.19	0.19	—	—	25.19%
Multi-Managed Moderate Growth - Class 3	0.17	0.17	—	—	25.19%
Multi-Managed Income/Equity - Class 1	0.37	0.37	—	—	10.97%
Multi-Managed Income/Equity - Class 2	0.35	0.35	—	—	10.97%
Multi-Managed Income/Equity - Class 3	0.34	0.34	—	—	10.97%
Multi-Managed Income - Class 1	0.63	0.47	—	0.16	4.96%
Multi-Managed Income - Class 2	0.61	0.45	—	0.16	4.96%
Multi-Managed Income - Class 3	0.60	0.44	—	0.16	4.96%
Asset Allocation: Diversified Growth - Class 1	0.44	0.25	—	0.19	56.65%
Asset Allocation: Diversified Growth - Class 2	0.42	0.23	—	0.19	56.65%
Asset Allocation: Diversified Growth - Class 3	0.41	0.22	—	0.19	56.65%
Stock - Class 1	1.22	0.05	—	1.17	100.00%
Stock - Class 2	1.20	0.03	—	1.17	100.00%
Stock - Class 3	1.18	0.01	—	1.17	100.00%
Large Cap Growth - Class 1	—	—	—	—	—
Large Cap Growth - Class 2	—	—	—	—	—
Large Cap Growth - Class 3	—	—	—	—	—
Large Cap Composite - Class 1	0.05	0.05	—	—	100.00%
Large Cap Composite - Class 2	0.04	0.04	—	—	100.00%
Large Cap Composite - Class 3	0.03	0.03	—	—	100.00%
Large Cap Value - Class 1	0.58	0.13	0.07	0.38	100.00%
Large Cap Value - Class 2	0.56	0.11	0.07	0.38	100.00%
Large Cap Value - Class 3	0.55	0.10	0.07	0.38	100.00%
Mid Cap Growth - Class 1	1.03	—	0.35	0.68	24.96%
Mid Cap Growth - Class 2	1.03	—	0.35	0.68	24.96%
Mid Cap Growth - Class 3	1.03	—	0.35	0.68	24.96%
Mid Cap Value - Class 1	2.03	0.14	0.31	1.58	61.80%
Mid Cap Value - Class 2	2.00	0.11	0.31	1.58	61.80%
Mid Cap Value - Class 3	1.98	0.09	0.31	1.58	61.80%

	Total Dividends	Net Investment Income	Net Short-term Capital Gains*	Net Long-Term Capital Gains	Qualifying % for the 70% Dividends Received Deductions
Small Cap - Class 1	0.48	—	0.28	0.20	17.77%
Small Cap - Class 2	0.48	—	0.28	0.20	17.77%
Small Cap - Class 3	0.48	—	0.28	0.20	17.77%
International Equity - Class 1	0.45	0.06	0.28	0.11	0.28%
International Equity - Class 2	0.44	0.05	0.28	0.11	0.28%
International Equity - Class 3	0.43	0.04	0.28	0.11	0.28%
Diversified Fixed Income - Class 1	0.33	0.33	—	0.00	0.14%
Diversified Fixed Income - Class 2	0.31	0.31	—	0.00	0.14%
Diversified Fixed Income - Class 3	0.30	0.30	—	0.00	0.14%
Strategic Fixed Income - Class 3	0.39	0.38	0.01	—	—
Cash Management - Class 1	0.29	0.29	—	—	—
Cash Management - Class 2	0.27	0.27	—	—	—
Cash Management - Class 3	0.26	0.26	—	—	—
Focus Growth - Class 1	—	—	—	—	—
Focus Growth - Class 2	—	—	—	—	—
Focus Growth - Class 3	—	—	—	—	—
Focus TechNet - Class 2	0.21	—	0.00	0.21	100.00%
Focus TechNet - Class 3	0.21	—	0.00	0.21	100.00%
Focus Growth and Income - Class 2	0.65	0.10	0.03	0.52	99.22%
Focus Growth and Income - Class 3	0.64	0.09	0.03	0.52	99.22%
Focus Value - Class 2	0.42	0.05	—	0.37	100.00%
Focus Value - Class 3	0.41	0.04	—	0.37	100.00%
Allocation Growth Strategy - Class 3	0.05	—	0.02	0.03	30.49%
Allocation Moderate Growth Strategy - Class 3	0.04	—	0.01	0.03	16.78%
Allocation Moderate Strategy - Class 3	0.05	—	0.02	0.03	10.40%
Allocation Balanced Strategy - Class 3	0.09	—	0.06	0.03	5.28%

*  Short-term capital gains are treated as ordinary income for tax purposes.

The International Equity Portfolio makes an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Portfolio to its shareholders.The total amount of foreign taxes passed through to the shareholders for the fiscal year ended March 31, 2007 was $486,759. The gross foreign source income for information reporting is $4,495,016.

SEASONS SERIES TRUST
INDIVIDUAL PORTFOLIO REVIEWS

To help you better understand the investment management of the Seasons family of variable annuities, we have included on the following pages investment comments regarding the 24 investment portfolios of the Season SeriesTrust:

1.  Multi-Managed Growth Portfolio

2.  Multi-Managed Moderate Growth Portfolio

3.  Multi-Managed Income/Equity Portfolio

4.  Multi-Managed Income Portfolio

5.  Asset Allocation: Diversified Growth Portfolio

6.  Stock Portfolio

Seasons Select Portfolios

7.  Large Cap Growth Portfolio

8.  Large Cap Composite Portfolio

9.  Large Cap Value Portfolio

10.  Mid Cap Growth Portfolio

11.  Mid Cap Value Portfolio

12.  Small Cap Portfolio

13.  International Equity Portfolio

14.  Diversified Fixed Income Portfolio

15.  Strategic Fixed Income Portfolio

16.  Cash Management Portfolio

Focused Portfolios

17.  Focus Growth Portfolio

18.  Focus TechNet Portfolio

19.  Focus Growth and Income Portfolio

20.  Focus Value Portfolio

Allocation Portfolios

21.  Allocation Growth Portfolio

22.  Allocation Moderate Growth Portfolio

23.  Allocation Moderate Portfolio

24.  Allocation Balanced Portfolio

Asset allocations for each Strategy, as shown in your prospectus, represent a "neutral asset allocation mix"; actual allocations may vary based on performance and the money managers' evaluation of market conditions. For more information on the composition of the Seasons Strategies as well as their underlying portfolios, please refer to your prospectus

Seasons Select Portfolios (except Cash Management Portfolio) are two-thirds actively managed, one-third passively managed.The one-third passive management is designed to replicate the performance of the appropriate index. Each of the remaining thirds is actively managed by experts who bring their knowledge and experience to the security selection and asset allocation processes.

The Focused Portfolios invest in a highly concentrated group of 30 securities hand-picked by leading money managers from investment opportunities in specific industries and market sectors. Although this concentrated approach offers potentially higher returns, it also comes with potentially higher risk.

In the following pages, we have also included graphs that compare the portfolio's performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in the Seasons Series Trust portfolio versus the same $10,000 investment in comparable market indices, from the portfolio's inception date through March 31, 2007. Descriptions of these market indices are provided next to the individual graphs.

Please note that the graphs and tables that accompany the following investment comments show the performance of the portfolio at the Seasons Series Trust level. The returns shown represent Class 1 shares, unless otherwise noted, and include all trust expenses, but no insurance company expenses associated with the variable annuity contract, and no contingent deferred sales charge. The returns for Class 2 and Class 3 shares differ from Class 1 only to the extent that Class 2 and Class 3 shares are subject to 12b-1 fees. All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.

Multi-Managed Growth Portfolio Class 1

Investment Objective:	Long-term growth of capital
Portfolio Managers:	AIG SunAmerica Asset Management Corp. Janus Capital Management, LLC Wellington Management Company, LLP Lord, Abbett & Co., LLC
Managed Components:	Aggressive Growth, Growth, Balanced, and Fixed Income

Growth of a $10,000 Investment

Multi-Managed Growth Portfolio
Average Annual Total Returns as of 03/31/07

	Class 1*	Class 2*	Class 3*
1-year	7.52%	7.39%	7.22%
5-year	6.74%	6.57%	N/A
Since Inception	8.98%	–0.50%	11.50%

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The Blended Benchmark Index consists of 51% Russell 1000 Index, 27% Lehman Brothers U.S. Aggregate Bond Index, 20% Russell 2000 Index, and 2% U.S.Treasury Bills.

2 The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.

3 The Lehman Brothers U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

4 The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

5 The Russell 2000 Index comprises the smallest 2000 companies in the Russell 3000 Index and is widely recognized as representative of small-cap growth stocks.

Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Multi-Managed Growth Portfolio Class 1 shares posted a return of 7.52% for the twelve-month period ending March 31, 2007, compared to a gain of 11.83% for the S&P 500 Index. The blended benchmark, comprising 71% equity and 29% bond indexes, returned 9.14% for the period.

Within the equity component of the Portfolio, both sector and stock selection decisions had a negative impact on overall performance. Issue selection in the Health Care and Energy sectors proved to be especially detrimental. Within the Health Care sector, positions in Aetna Inc., Teva Pharmaceutical Inc., and UnitedHealth Group Inc. hurt performance. Within Energy, Peabody Energy Corp., and Valero Energy Corp. posted weak returns. From a sector allocation perspective, overweights in Health Care and Information Technology, coupled with an underweight position in Utilities and Consumer Staples, hurt overall results. In addition, the cash position in the Portfolio also had a negative impact. In the fixed income component, some of the negatives during the reporting period included the Portfolio's opportunistic allocation to TIPS, coupled with weak results from issue selection in the agency sector.

Strong issue selection in the Information Technology sector boosted returns for the equity component of the Portfolio. Exposure to holdings in Apple Inc., Research in Motion Ltd., and Alliance Data Systems Corp. was most beneficial. Issue selection in the Materials and Industrials sectors also delivered solid results, led by Potash Corp. of Saskatchewan Inc. and Monsanto Co. An overweight position in Energy, coupled with an underweight in Industrials also helped results. The fixed income component of the Portfolio benefited from an overweight allocation to the investment grade credit sector. The Portfolio's positions in lower quality BBB-rated securities and allocation to select high-yield credits contributed positively, as did exposure to emerging market debt.

Past Performance is no guarantee of future results.

Multi-Managed Moderate Growth Portfolio Class 1

Investment Objective:	Long-term growth, with capital preservation as a secondary objective
Portfolio Managers:	AIG SunAmerica Asset Management Corp. Janus Capital Management, LLC Wellington Management Company, LLP Lord, Abbett & Co., LLC
Managed Components:	Aggressive Growth, Growth, Balanced and Fixed Income

Growth of a $10,000 Investment

Multi-Managed Moderate Growth Portfolio
Average Annual Total Returns as of 03/31/07

	Class 1*	Class 2*	Class 3*
1-year	7.43%	7.22%	7.13%
5-year	6.19%	6.03%	N/A
Since Inception	8.34%	0.75%	9.65%

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The Blended Benchmark Index consists of 37.9% Russell 1000 Index, 42.3% Lehman Brothers U.S. Aggregate Bond Index, 18% Russell 2000 Index, and 1.8% U.S.Treasury Bills.

2 The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.

3 The Lehman Brothers U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

4 The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

5 The Russell 2000 Index comprises the smallest 2000 companies in the Russell 3000 Index and is widely recognized as representative of small-cap growth stocks.

Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Multi-Managed Moderate Growth Portfolio Class 1 shares posted a return of 7.43% for the twelve-month period ending March 31, 2007, compared to a gain of 11.83% for the S&P 500 Index. The blended benchmark, comprising 56% equity and 44% bond indexes, returned 8.48% for the period.

The Portfolio's sizable allocation to fixed income detracted the most from results relative to the S&P 500 for the period, as many of the broad stock indices outperformed the bond market by a significant margin. To a lesser degree, sector and stock selection decisions had a negative impact on performance for the equity component of the Portfolio. Issue selection in the Health Care and Energy sectors proved to be especially detrimental. Within the Health Care sector, positions in Aetna Inc., Teva Pharmaceutical Inc., and UnitedHealth Group Inc. hurt performance. Within Energy, Peabody Energy Corp., and Valero Energy Corp. posted weak returns. From a sector allocation perspective, overweights in Health Care and Information Technology, coupled with an underweight position in Utilities and Consumer Staples, hurt overall results. In addition, the cash position in the Portfolio also had a negative impact. Within fixed income, some of the negatives during the reporting period included the Portfolio's opportunistic allocation to TIPS, coupled with weak results from issue selection in the agency sector.

Strong issue selection in the Information Technology sector boosted returns for the equity component of the Portfolio. Exposure to holdings in Apple Inc., Research in Motion Ltd., and Alliance Data Systems Corp. was most beneficial. Issue selection in the Materials and Industrials sectors also delivered solid results, led by Potash Corp. of Saskatchewan Inc. and Monsanto Co. An overweight position in Energy, coupled with an underweight in Industrials also helped results. The fixed income component of the Portfolio benefited from an overweight allocation to the investment grade credit sector. The Portfolio's positions in lower quality BBB-rated securities and allocation to select high-yield credits contributed positively, as did exposure to emerging market debt.

Past Performance is no guarantee of future results.

Multi-Managed Income/Equity Portfolio Class 1

Investment Objective: Conservation of principal, while maintaining some potential for long-term	growth of capital
Portfolio Managers:	AIG SunAmerica Asset Management Corp. Janus Capital Management, LLC Wellington Management Company, LLP Lord, Abbett & Co., LLC
Managed Components:	Growth, Balanced, and Fixed Income

Growth of a $10,000 Investment

Multi-Managed Income/Equity Portfolio
Average Annual Total Returns as of 03/31/07

	Class 1*	Class 2*	Class 3*
1-year	6.51%	6.37%	6.27%
5-year	5.59%	5.43%	N/A
Since Inception	7.11%	2.83%	6.97%

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The Blended Benchmark Index (new) consists of 33.4% Russell 1000 Index, 63.8% Lehman Brothers U.S.Aggregate Bond Index, and 2.8% U.S.Treasury Bills.

2 The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.

3 The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

4 The Lehman Brothers U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Multi-Managed Income/Equity Portfolio Class 1 shares posted a return of 6.51% for the twelve-month period ending March 31, 2007, compared to a gain of 11.83% for the S&P 500 Index. The blended benchmark, comprising roughly 33% equity and 67% bond indexes, returned 8.32% for the period.

The Portfolio's predominant allocation to fixed income detracted from results relative to the S&P 500 for the period, as the broad stock indices outperformed the bond market by a significant margin. To a lesser degree, sector and stock selection decisions had a negative impact on performance for the equity component of the Portfolio. Issue selection in the Health Care and Energy sectors proved to be especially detrimental. Within the Health Care sector, positions in Aetna Inc., Teva Pharmaceutical Inc., and UnitedHealth Group Inc. hurt performance. Within Energy, Peabody Energy Corp., and Valero Energy Corp. posted weak returns. From a sector allocation perspective, an overweight in Health Care, coupled with underweight positions in Utilities, Telecom and Consumer Discretionary, hurt overall results. In addition, the cash position in the Portfolio also had a negative impact. Within fixed income, some of the negatives during the reporting period included the Portfolio's opportunistic allocation to TIPS, coupled with weak results from issue selection in the agency sector.

Strong issue selection in the Information Technology sector boosted returns for the equity component of the Portfolio. Holdings in Apple Inc., and Research in Motion Ltd. were most beneficial. Issue selection in the Materials and Industrials sectors also delivered solid results, led by Potash Corp. of Saskatchewan Inc. and Monsanto Co. Underweight positions in Industrials and Financials also helped results. The fixed income component of the Portfolio benefited from an overweight allocation to the investment grade credit sector. The Portfolio's positions in lower quality BBB-rated securities and allocation to select high-yield credits contributed positively, as did exposure to emerging market debt.

Past Performance is no guarantee of future results.

Multi-Managed Income Portfolio Class 1

Investment Objective:	Capital preservation
Portfolio Managers:	AIG SunAmerica Asset Management Corp. Janus Capital Management, LLC Wellington Management Company, LLP Lord, Abbett & Co., LLC
Managed Components:	Growth, Balanced, and Fixed Income

Growth of a $10,000 Investment

Multi-Managed Income Portfolio
Average Annual Total Returns as of 03/31/07

	Class 1*	Class 2*	Class 3*
1-year	6.27%	6.04%	5.94%
5-year	5.28%	5.15%	N/A
Since Inception	6.44%	4.00%	5.47%

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The Blended Benchmark Index consists of 17.35% Russell 1000 Index, 80.95% Lehman Brothers U.S. Aggregate Bond Index, and 1.7% U.S. Treasury Bills.

2 The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.

3 The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

4 The Lehman Brothers U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Multi-Managed Income Portfolio Class 1 shares posted a return of 6.27% for the twelve-month period ending March 31, 2007, compared to a gain of 11.83% for the S&P 500 Index. The blended benchmark, comprising approximately 17% equity and 83% bond indexes, returned 7.49% for the period.

The Portfolio's strategy to invest primarily in fixed income securities detracted the most from results relative to the S&P 500 for the period, as the broad stock indices outperformed the bond market by a significant margin. To a lesser degree, sector and stock selection decisions had a negative impact on performance for the equity component of the Portfolio. Issue selection in the Health Care and Energy sectors proved to be especially detrimental. Within the Health Care sector, positions in Aetna Inc., Teva Pharmaceutical Inc., and UnitedHealth Group Inc. hurt performance. Within Energy, Peabody Energy Corp., and Valero Energy Corp. posted weak returns. From a sector allocation perspective, an overweight in Health Care, coupled with underweight positions in Utilities, Telecom and Consumer Discretionary, hurt overall results. In addition, the cash position in the Portfolio also had a negative impact. Within fixed income, some of the negatives during the reporting period included the Portfolio's opportunistic allocation to TIPS, coupled with weak results from issue selection in the agency sector.

Strong issue selection in the Information Technology sector boosted returns for the equity component of the Portfolio. Holdings in Apple Inc., and Research in Motion Ltd. were beneficial. Issue selection in the Materials and Industrials sectors also delivered solid results, led by Potash Corp. of Saskatchewan Inc. and Monsanto Co. Underweight positions in Industrials and Financials also helped results. The fixed income component of the Portfolio benefited from an overweight allocation to the investment grade credit sector. The Portfolio's positions in lower quality BBB-rated securities and allocation to select high-yield credits contributed positively, as did exposure to emerging market debt.

Past Performance is no guarantee of future results.

Asset Allocation: Diversified Growth Portfolio Class 1

Investment Objective:	Capital appreciation
Portfolio Manager:	Putnam Investment Management, LLC

Growth of a $10,000 Investment

Asset Allocation: Diversified Growth Portfolio
Average Annual Total Returns as of 03/31/07

	Class 1*	Class 2*	Class 3*
1-year	13.28%	13.07%	13.00%
5-year	7.15%	7.01%	N/A
Since Inception	6.14%	3.39%	12.23%

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/10/02

1 The Blended Benchmark Index consists of 60% Russell 3000 Index, 15% Lehman Brothers U.S. Aggregate Bond Index, 15% Morgan Stanley Capital International Europe, Australia and Far East (MSCI EAFE) Index (unhedged), 5% JP Morgan Developed High Yield Index and 5% MSCI Emerging Markets Free Index.

2 The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.

3 The Russell 3000 Index measures the performance of the 3000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S-equity market.

4 The Lehman Brothers U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

5 The MSCI EAFE Index (unhedged) represents the foreign stocks of 19 countries in Europe, Australia and the Far East.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Asset Allocation: Diversified Growth Portfolio Class 1 gained 13.28% for the twelve-month period ending March 31, 2007, compared to an 11.28% return for the Russell 3000 Index, and a 12.44% gain for the blended benchmark.

While U.S. equity markets posted solid double-digit returns during the reporting period, the Portfolio's ability to invest in the stronger-performing developed and emerging international equity and U.S. high yield markets boosted Portfolio results. The U.S. all-cap growth component also boosted results as it benefited from strong sector and stock selection decisions. Issue selection was especially strong in the Energy, Consumer Staples and Capital Goods areas. An underweight exposure to Conglomerates, coupled with overweight allocations to Communication Services and Consumer Staples, also aided results. Overweight exposure to the Australian dollar and British sterling further helped the Portfolio.

Some of the negatives during the reporting period included weak results from holdings in the Financial and Transportation sectors. From an asset allocation perspective, exposure to U.S. small-cap equities and U.S. investment-grade bonds proved detrimental. An underweight in the strong-performing euro currency also detracted.

Past Performance is no guarantee of future results.

Stock Portfolio Class 1

Investment Objective:	Long-term capital appreciation, with a secondary objective of increasing dividend income
Portfolio Manager:	T. Rowe Price Associates, Inc.

Growth of a $10,000 Investment

Stock Portfolio
Average Annual Total Returns as of 03/31/07

	Class 1*	Class 2*	Class 3*
1-year	10.14%	9.94%	9.81%
5-year	6.32%	6.16%	N/A
Since Inception	9.17%	2.33%	12.80%

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Stock Portfolio Class 1 shares gained 10.14% over the twelve-month period ending March 31, 2007, compared to a return of 11.83% for the S&P 500 benchmark.

The Information Technology sector lagged the broad S&P 500 index over the period, and therefore a Portfolio overweight in this sector detracted from performance. In addition, a 0% weighting in the top performing sector, Utilities, also hurt results. Stock selection in certain sectors subtracted value, primarily holdings in Energy and Financials. The individual holdings which detracted most from performance came from a variety of sectors. These included Amgen (Health Care), Marvel Technology (Tech), Dell (Tech), SLM Corp (Financials), and Lennar Corp (Consumer Discretionary).

Stock selection was mixed but positive overall. The portfolio benefited from strong selection within the Consumer Discretionary sector, including holdings in Kohls Corp., MGM Mirage, and Liberty Media. IT services companies Accenture and Infosys Technologies and communications equipment companies QUALCOMM and Juniper Networks also contributed positively to performance. From a sector allocation view, a Portfolio overweight in the strong performing Telecommunication Services sector benefited relative performance, and combined with stock selection in this sector it was the top contributing sector. International Wireless providers America Movil (Mexico), Bharti Airtel (India) and Rogers Communications (Canada) were leading contributors from this sector.

Past Performance is no guarantee of future results.

Large Cap Growth Portfolio Class 1

Investment Objective:	Long-term growth of capital
Portfolio Managers:	AIG Global Investment Corp. Goldman Sachs Asset Management, L.P. Janus Capital Management, LLC

Growth of a $10,000 Investment

Large Cap Growth Portfolio
Average Annual Total Returns as of 03/31/07

	Class 1*	Class 2*	Class 3*
1-year	5.17%	5.11%	4.90%
5-year	4.60%	4.43%	N/A
Since Inception	1.56%	–2.16%	10.85%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500/ Citigroup Growth Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500 Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Large Cap Growth Portfolio Class 1 shares gained 5.17% for the twelve-month period ending March 31, 2007, compared to an 8.08% return for the S&P 500/Citigroup Growth benchmark.

Both stock and sector selection decisions detracted from results relative to the benchmark during the reporting period. Weak issue selection in the Energy and Health Care sectors contributed to the underperformance relative to the benchmark. The Portfolio's exposure to certain Energy companies which posted weak returns hurt overall results, for example Peabody Energy Corp., BJ Services Co., and Valero Energy Corp. Within the Healthcare sector, exposure to Aetna Inc., Teva Pharmaceutical Inc., Amgen Inc., and UnitedHealth Group Inc., proved to be among the biggest detractors. In addition, an underweight position in the Consumer Staples sector, coupled with overweights in Financials and Consumer Discretionary, further hampered performance.

Positive contributors during the reporting period included strong stock selection in the Materials, Information Technology and Telecomm Services sectors. Within Materials, Canada-based Potash Corporation of Saskatchewan Inc., a leading supplier of a key ingredient for fertilizer, posted strong gains and made a substantial contribution to the Portfolio. Within Technology, Apple Inc. was a top contributor, while BlackBerry® producer Research in Motion Ltd. also posted strong returns. In the Telecomm sector, American Tower Corp. also delivered strong performance as the wireless tower leasing environment continued to strengthen.

Past Performance is no guarantee of future results.

Large Cap Composite Portfolio Class 1

Investment Objective:	Long-term growth of capital and growth of dividend income
Portfolio Managers:	AIG Global Investment Corp. AIG SunAmerica Asset Management Corp. T. Rowe Price Associates, Inc.

Growth of a $10,000 Investment

Large Cap Composite Portfolio
Average Annual Total Returns as of 03/31/07

	Class 1*	Class 2*	Class 3*
1-year	10.54%	10.42%	10.34%
5-year	5.07%	4.90%	N/A
Since Inception	2.87%	0.25%	11.44%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Large Cap Composite Portfolio Class 1 shares posted a return of 10.54% for the trailing 1-year period ending March 31, 2007, compared to a return of 11.83% for the S&P 500 index benchmark.

Large-cap indices outperformed their small-cap counterparts during the reporting period, and value outperformed growth across the capitalization spectrum. During the period, the S&P 500 benchmark was led higher by the Utilities sector, followed by Telecom Services and Materials, while Information Technology was the worst performing sector in the benchmark.

An underweight Portfolio position in the Utilities sector, coupled with an overweight in the Information Technology sector hampered results relative to the benchmark. A modest cash position in the Portfolio also detracted relative to the benchmark index's double-digit return. Stock selection decisions had a negative impact on overall performance, mainly due to weak issue selection in the Financials sector. Individual names that lagged the broad market and hurt relative performance included Amgen Inc., Marvel Technology Group Ltd., SLM Corp., Dell Inc., and Home Depot Inc.

The Portfolio benefited from strong issue selection in the Consumer Discretionary and Health Care sectors. A modest overweight in the Telecom Service sector, coupled with an underweight position in Industrials also contributed positively to results. The top contributors to relative performance included Exxon Mobil Corp., AT&T Inc., Chevron Corp. Citigroup Inc., and Altria Group Inc.

Past Performance is no guarantee of future results.

Large Cap Value Portfolio Class 1

Investment Objective:	Long-term growth of capital
Portfolio Managers:	AIG Global Investment Corp. T. Rowe Price Associates, Inc. Wellington Management Company, LLP

Growth of a $10,000 Investment

Large Cap Value Portfolio
Average Annual Total Returns as of 03/31/07

	Class 1*	Class 2*	Class 3*
1-year	15.33%	15.22%	15.06%
5-year	7.85%	7.69%	N/A
Since Inception	7.42%	7.32%	15.03%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500/Citigroup Value Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500 Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Large Cap Value Portfolio Class 1 shares returned 15.33% for the trailing twelve-month period ending March 31, 2007, compared to a 15.63% advance for the S&P 500/Citigroup Value benchmark.

The Portfolio performed nearly in line with the benchmark with mixed results from both sector allocation and stock selection decisions. A small cash position had the most detrimental effect on performance from a sector allocation perspective, as the market index posted double-digit positive returns in the reporting period. Additionally, slight underweights in the strongly-performing Telecomm Services and Utilities sectors subtracted value. Stock selection within the Consumer Discretionary sector also detracted from performance with holdings in Gap Inc., and Eastman Kodak. Other individual names which subtracted value included Sprint Nextel (Telecomm Services), Motorola (IT), Boston Scientific (Health Care) and Southwest Airlines (Industrials).

The Information Technology sector proved most favorable for the Portfolio with strong stock selection as well as a beneficial underweight as the sector underperformed the broad index. Individual contributors from this sector included Hewlett Packard and Cisco Systems. Holdings in Industrials names Deere & Co. and General Dynamics Corp. helped boost that sector's stock selection results. Other top contributors included AT&T (Telecomm Services), Exxon Mobil (Energy), Comcast Corp. (Consumer Discretionary) and Financial giants J.P. Morgan Chase & Co., Bank of America, and Citigroup.

Past Performance is no guarantee of future results.

Mid Cap Growth Portfolio Class 1

Investment Objective:	Long-term growth of capital
Portfolio Managers:	AIG Global Investment Corp. T. Rowe Price Associates, Inc. Wellington Management Company, LLP

Growth of a $10,000 Investment

Mid Cap Growth Portfolio
Average Annual Total Returns as of 03/31/07

	Class 1*	Class 2*	Class 3*
1-year	6.78%	6.55%	6.51%
5-year	10.11%	9.94%	N/A
Since Inception	9.61%	4.14%	18.05%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell Midcap(TM) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.The stocks are also members of the Russell 1000® Growth index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

For the trailing twelve-month period ending March 31, 2007, the Mid Cap Growth Portfolio Class 1 shares returned 6.78%, compared to a 6.90% advance for the Russell Mid Cap Growth benchmark.

Sector selection decisions hampered the Portfolio during the reporting period. Underweight positions in the top-performing Materials and Utilities sectors, coupled with a modest cash position had a negative impact on overall results. Issue selection in the Healthcare and Financial sectors also detracted. Individual holdings that underperformed during the reporting period include Marvell Technology Group Ltd., CV Therapeutics Inc., Panera Bread Co. and Netflix Inc.

Strong stock selection in the Information Technology sector proved the largest contributor to overall performance during the reporting period. MEMC Electronic Materials Inc., a wafer manufacturer in the semiconductor industry, and Cognizant Technology Solutions Corp., an information technology consulting company, were the top individual performers on a relative basis. The Portfolio also benefited from security selection in the Consumer Discretionary sector, as luxury accessories maker Coach Inc., and specialty footwear and apparel manufacturer CROCS Inc. posted strong gains and made positive contributions during the reporting period.

Past Performance is no guarantee of future results.

Mid Cap Value Portfolio Class 1

Investment Objective:	Long-term growth of capital
Portfolio Managers:	AIG Global Investment Corp. Goldman Sachs Asset Management, L.P. Lord, Abbett & Co., LLC

Growth of a $10,000 Investment

Mid Cap Value Portfolio
Average Annual Total Returns as of 03/31/07

	Class 1*	Class 2*	Class 3*
1-year	14.73%	14.50%	14.43%
5-year	12.99%	12.82%	N/A
Since Inception	14.31%	14.53%	19.73%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell Midcap®Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.The stocks are also members of the Russell 1000®Value index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Mid Cap Value Portfolio Class 1 shares posted a return of 14.73% for the twelve-month trailing period ending March 31, 2007, compared to a return of 17.13% for the Russell Mid Cap Value benchmark.

Sector selection decisions had a negative impact on the Portfolio during the reporting period. Underweight positions in Consumer Staples and Utilities, coupled with an overweight in the Information Technology sector proved to be most detrimental. In addition, stock selection in the Energy, Health Care, Industrials and Information Technology sectors delivered weak results and hampered overall results. In the Energy sector, shares of Ultra Petroleum Corp. and BJ Services Co. were among the detractors, while shares of Health Care holding Bausch & Lomb Inc. declined due to reports of its contact lens solution causing a rare eye fungus. In the Technology sector, shares of JDS Uniphase Corp. and ADC Telecommunications Inc. suffered and detracted from performance.

Some of the positives that helped the Portfolio during the reporting period included an underweight position in Financials, coupled with strong issue selection in Consumer Discretionary and Consumer Staples. Within these Consumer sectors, shares of OfficeMax Inc. made a positive contribution as did supermarket chains Safeway Inc., Kroger Co. and Supervalu Inc. Utility companies Entergy Corp. and Northeast Utilities also made significant contributions to performance.

Past Performance is no guarantee of future results.

Small Cap Portfolio Class 1

Investment Objective:	Long-term growth of capital
Portfolio Managers:	AIG Global Investment Corp. AIG SunAmerica Asset Management Corp. Salomon Brothers Asset Management, Inc.

Growth of a $10,000 Investment

Small Cap Portfolio
Average Annual Total Returns as of 03/31/07

	Class 1*	Class 2*	Class 3*
1-year	6.82%	6.59%	6.52%
5-year	6.69%	6.52%	N/A
Since Inception	4.79%	1.91%	14.91%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 20% of the total market capitalization of the Russell 3000® Index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Small Cap Portfolio Class 1 shares gained 6.82% for the twelve-month period ending March 31, 2007, outperforming the 5.91% advance for the Russell 2000 Index.

Strong results from stock selection drove the positive relative performance during the reporting period. Issue selection within the Technology sector produced strong results and made a substantial contribution, as the Portfolio benefited from exposure to stocks such as Alliance Data Systems Corp., Rudolph Technologies Inc., and Applied Films Corp. Stock selection in the Consumer Discretionary and Health Care sectors also delivered strong results. Nutri Systems Inc, Quidel Corp., and Allscripts Healthcare Solutions Inc. were the top relative performers in these sectors. Sector allocation decisions also had a positive, but more modest, impact on overall Portfolio results. Small underweights in the Energy, Technology and Financial sectors were the most beneficial.

Negative contributors during the reporting period included underweight positions in the top-performing Materials, Utilities and Consumer Staples sectors. Individual names that hampered the Portfolio during the reporting period included United Surgical Partners International Inc., Neurocrine Biosciences Inc., DRS Technologies Inc., SafeNet Inc., ICT Group Inc., and Openwave Systems Inc.

Past Performance is no guarantee of future results.

International Equity Portfolio Class 1

Investment Objective:	Long-term growth of capital
Portfolio Managers:	AIG Global Investment Corp. Goldman Sachs Asset Management International Lord, Abbett & Co., LLC

Growth of a $10,000 Investment

International Equity Portfolio
Average Annual Total Returns as of 03/31/07

	Class 1*	Class 2*	Class 3*
1-year	17.67%	17.36%	17.29%
5-year	12.01%	11.83%	N/A
Since Inception	4.28%	3.62%	20.29%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The Morgan Stanley Capital International (MSCI) EAFE Index (unhedged) is an unmanaged index that includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand and the Far East. The Index is weighted by market capitalization and therefore has a heavy representation in countries with large stock markets, such as Japan.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The International Equity Portfolio Class 1 shares posted a return of 17.67% for the twelve-month period ending March 31, 2007, compared to a gain of 20.20% for the MSCI EAFE benchmark.

Both stock and sector selection decisions detracted from results relative to the benchmark over the reporting period. Underweight positions in the strong performing sectors of Utilities and Materials, coupled with the cash position in the Portfolio, hampered performance. Weak issue selection in the Industrials, Materials and Consumer Discretionary sectors further detracted from overall results. In addition, an underweight to Australian equities, one of the top performing markets in the benchmark also had a negative impact. The top 5 individual names that most hurt the portfolio during the reporting period were all Japanese companies, including Credit Saison Co., Millea Saison Inc., Sumitomo Mitsui FG, Union Tool Co., and Nitto Denko Corp.

Country selection decisions overall had a positive impact on the Portfolio. An underweight exposure to Japan proved most beneficial. Stock selection in the Consumer Staples, Energy, Information Technology and Health Care sectors yielded strong results and aided the Portfolio. The top performing names included Nestle SA, Vinci, Telenor Asa, Bank of Cyprus Publ, Tesco.

Past Performance is no guarantee of future results.

Diversified Fixed Income Portfolio Class 1

Investment Objective:	Relatively high current income and secondarily capital appreciation
Portfolio Managers:	AIG Global Investment Corp. AIG SunAmerica Asset Management Corp. Wellington Management Company, LLP

Growth of a $10,000 Investment

Diversified Fixed Income Portfolio
Average Annual Total Returns as of 03/31/07

	Class 1*	Class 2*	Class 3*
1-year	5.81%	5.66%	5.57%
5-year	4.47%	4.30%	N/A
Since Inception	4.08%	4.33%	3.09%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The Lehman Brothers U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Diversified Fixed Income Portfolio Class 1 shares returned 5.81% for the twelve-month reporting period ended March 31, 2007, compared to a gain of 6.59% for the Lehman Brothers U.S. Aggregate Bond Index.

The reporting period began on a challenging note as Treasury yields rose in the midst of the Fed tightening cycle. Later in the spring, Federal Reserve Chairman Bernanke said that inflationary pressures were present and that further rate increases might be necessary, after initially indicating that future federal funds rate increases would be data-dependent. After implementing its 17th consecutive 25 basis point increase in June of 2006, which took the fed funds rate to 5.25%, the central bank left the monetary policy rate unchanged at its August meeting. The Federal Open Market Committee maintained no change in the monetary target at regularly scheduled meetings in September, October, December 2006, and January 2007. In March 2007, the Federal Reserve once again held rates steady; however, it adopted language interpreted by the market as placing inflation risk and the risk of an economic slowdown on equal footing.

The Portfolio's large overweight to Treasury securities was the biggest detractor from performance, as U.S. Treasurys were the lowest-performing sector in the benchmark. A sizable underweight to the outperforming mortgage-backed securities sector, the largest sector of the benchmark, was also negative. Issue selection within the mortgage-backed and agency sectors further hampered results. The Portfolio's underweight to intermediate term bonds in favor of longer maturity bonds also detracted from performance during the reporting period.

Strong issue selection in credit and Treasurys proved to be the primary contributor to overall results during the reporting period. An overweight exposure to BBB-rated corporate credits, coupled with strong issue selection, proved to be especially beneficial. At the sector level, security selection in finance, brokerage and consumer products aided performance.

Past Performance is no guarantee of future results.

Strategic Fixed Income Portfolio Class 3

Investment Objective:	High level of current income and, secondarily, capital appreciation over the long term
Portfolio Managers:	AIG Global Investment Corp. Franklin Advisers, Inc. Salomon Brothers Asset Management, Inc.

Strategic Fixed Income Portfolio
Average Annual Total Returns as of 03/31/07

Class 3*
1-year	8.07%
Since Inception	5.55%

* Inception date for Class 3: 02/14/05

1 The blended benchmark consists of the 33.33% JP Morgan Emerging Market Bond+ Index, 33.33% Merrill Lynch High Yield Master II Index and 33.34% Citigroup Mortgage-Backed Securities Index.

2 The Lehman Brothers U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

3 The J.P. Morgan Emerging Market Bond Index Plus (EMBI+) tracks total returns for traded external debt instruments in the emerging markets. The instruments include external-currency-denominated Brady bonds, loans and Eurobonds, as well as U.S. dollar local market instruments.

4 The Merrill Lynch High Yield Master II Index tracks the performance of below investment grade US dollar-denominated corporate bonds publicly issued in the US domestic market.

5 The Citigroup Mortgage-backed Securities Index is an index of 30- and 15-year mortgage related securities issued by U.S. government agencies.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Strategic Fixed Income Portfolio Class 3 shares returned 8.07% for the twelve-month reporting period ended March 31, 2007, compared to a gain of 6.59% for the Lehman Brothers U.S. Aggregate Bond Index.

The emerging market debt component of the Portfolio performed well and made significant contributions to overall results. The asset class withstood increased risk aversion on two occasions, the first occurring in May 2006, when spreads widened in response to surfacing troubles in the U.S. housing market, and in late-February 2007, when spreads widened again in response to deepening woes in the sub-prime lending market. These corrections were quickly reversed, however, as spreads marched continuously lower. The high yield market performed well and contributed to the strong returns. An improving interest rate backdrop as the Federal Reserve decided to leave rates unchanged for the second half of the period provided a boost to the market.

The emerging debt portion of the Portfolio maintained an overweight position to Russia, which detracted from performance as spreads narrowed by less than the overall index, as did an underweight position to the Philippines. The high yield portion of the Portfolio delivered solid results. Security selection in high yield contributed substantially to overall results, specifically holdings in Charter Communications, Calpine Corp, Trico Marine, Eldorado Casinos, and Freeport-McMoran. From a sector allocation perspective, the high yield component's overweight in the electric-generation and oil field equipment & services aided performance, as did underweights in the building and construction, electric-integration and metals/mining sectors. The mortgage component of the Portfolio also posted strong returns. Mortgage-backed securities issued by Ginnie Mae, Fannie Mae and Freddie Mac outperformed not only such high quality sectors as Treasuries, but also the entire investment grade market as measured by the Lehman Brothers U.S. Aggregate Bond Index.

Some of the negatives during the reporting period included exposure to individual names HCA Inc. and Le-Natures. Within mortgages, an overweight position in both the ABS and commercial MBS (CMBS) sectors detracted from relative performance, as both sectors underperformed the index. A cash position in the Portfolio also detracted.

Past Performance is no guarantee of future results.

Focus Growth Portfolio Class 1

Investment Objective:	Long-term growth of capital
Portfolio Managers:	Janus Capital Management, LLC Marsico Capital Management, LLC Credit Suisse Asset Management, LLC

Growth of a $10,000 Investment

Focus Growth Portfolio
Average Annual Total Returns as of 03/31/07

	Class 1*	Class 2*	Class 3*
1-year	0.22%	0.00%	–0.11%
5-year	5.25%	5.08%	N/A
Since Inception	-1.36%	0.17%	10.95%

* Inception date for Class 1: 7/5/00; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States.

2 The Russell 3000 Growth Index measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or Russell 2000 Growth Indexes.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Focus Growth Portfolio Class 1 shares posted a return of 0.22% for the twelve-month reporting period ending March 31, 2007, compared to a return of 6.53% for the Russell 3000 Growth Index.

Stock selection was primarily responsible for the Portfolio's underperformance in the reporting period. Holdings in the Health Care sector, in particular the Health Care Equipment and Supplies industry, detracted value, as did holdings within Technology's Internet Software and Services industry. Some of the largest individual holdings which detracted from performance were Openwave Systems, Centene Corp., Qualcomm Inc. and Lennar Corp. Sector weightings also subtracted value overall, with overweights to the underperforming Consumer Discretionary and Health Care sectors, and underweights to sectors outperforming the broad benchmark such as Information Technology, Materials and Energy.

Positive relative performance came from overweights in the Industrials sector and the Software industry, and underweights in Financials. Pockets of stock picking strength came from the Industrials and Consumer Staples sectors as well as the Computers & Peripherals, Semiconductor & Semi Equipment, and Biotechnology industries. Individual holdings which added value were Apple Inc., Las Vegas Sands, Bunge Ltd., and Precision Castparts.

Past Performance is no guarantee of future results.

Focus TechNet Portfolio Class 2

Investment Objective:	Long-term growth of capital
Portfolio Managers:	AIG SunAmerica Asset Management Corp. BAMCO, Inc. RCM Capital Management, LLC

Growth of a $10,000 Investment

Focus TechNet Portfolio
Average Annual Total Returns as of 03/31/07

	Class 2*	Class 3*
1-year	–1.76%	–1.92%
5-year	7.47%	N/A
Since Inception	–7.11%	19.72%

* Inception date for Class 2: 12/29/00; Class 3: 11/11/02

1 The Nasdaq-100 Index tracks the performance of the 100 largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies. The Nasdaq-100 Index is calculated under a modified capitalization-weighted methodology.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Focus Technet Portfolio Class 2 shares posted a return of –1.76%, compared to a 4.54% return for the NASDAQ 100 benchmark for the twelve-month period ending March 31, 2007.

Stock selection was the primary detractor from relative results during the reporting period. Stock photo provider Getty Images Inc. had the most negative impact on the Portfolio, which led the negative impact from the Consumer Discretionary sector. Internet service provider Yahoo! Inc., and semiconductor manufacturer Marvell Technology Group Ltd. were the relatively-weak performers within Information Technology. In addition, E Trade Financial Corp., a company in the Financials sector that heavily utilizes technology, also suffered during the period.

Positive contributors during the reporting period included an overweight allocation to the Telecom Service sector, where wireless tower operator American Tower Corp. was the top performer. A zero weighting in Health Care-related names also added value. Select names in the Information Technology sector also posted strong returns and benefited the Portfolio, led by holdings in Apple Inc., Equinix Inc., and Adobe Systems Inc.

Past Performance is no guarantee of future results.

Focus Growth and Income Portfolio Class 2

Investment Objective:	Long-term growth of capital and current income
Portfolio Managers:	AIG SunAmerica Asset Management Corp. Marsico Capital Management, LLC Thornburg Investment Management, Inc.

Growth of a $10,000 Investment

Focus Growth and Income Portfolio
Average Annual Total Returns as of 03/31/07

	Class 2*	Class 3*
1-year	14.68%	14.63%
5-year	7.94%	N/A
Since Inception	3.23%	13.53%

* Inception date for Class 2: 12/29/00; Class 3: 11/11/02

1 The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Focus Growth & Income Portfolio Class 2 shares gained 14.68% for the twelve-month period ending March 31, 2007, compared to an 11.83% return for the S&P 500 Index benchmark.

Strong stock selection was responsible for most of the Portfolio's outperformance during the reporting period. Strength was fairly broad based, with issue selection in the Materials and Consumer Discretionary sectors adding positively to performance. Consumer Discretionary name Las Vegas Sands Corp. was the top individual contributor to performance, followed by Materials sector constituent Southern Copper Corp. Other top individual performers included Energy name Exxon Mobil Corp. and Telecomm Services company AT&T. Overall sector selection was positive for performance, with a significant overweight in Telecomm Services benefiting the Portfolio.

The Information Technology sector proved the most detrimental to performance with negative stock selection in Communications Equipment names. Three of the four bottom individual contributors to performance were Technology names, including Qualcomm Inc., Microsoft and Motorola Inc. Stock selection in Health Care also subtracted value, particularly in the Health Care Providers and Services industry. From a sector selection perspective, underweights in Consumer Staples and Utilities, both sectors which outperformed the broad benchmark, were negative for performance.

Past Performance is no guarantee of future results.

Focus Value Portfolio Class 2

Investment Objective:	Long-term growth of capital
Portfolio Managers:	Northern Trust Investments, N.A. J.P. Morgan Asset Management, Inc. Third Avenue Management, LLC

Growth of a $10,000 Investment

Focus Value Portfolio
Average Annual Total Returns as of 03/31/07

	Class 2*	Class 3*
1-year	19.78%	19.72%
5-year	12.38%	N/A
Since Inception	14.58%	20.74%

* Inception date for Class 2: 10/01/01; Class 3: 11/11/02

1 The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

2 The Russell 3000 Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Focus Value Portfolio Class 2 shares gained 19.78% for the twelve-month period through March 31, 2007, outperforming the 16.22% return for the Russell 3000 Value benchmark.

Stock selection made a substantial contribution and drove the Portfolio's positive relative performance during the reporting period. Individual issue selection was especially beneficial in the Financial, Materials and Consumer Discretionary sectors. Holdings in South Korea-based steel manufacturer Posco, international transporter of crude oil and petroleum products Teekay Shipping Corp., and real estate developer Forest City Enterprises were the top contributors to relative performance. AutoZone Inc., Dow Chemical Co. and Daiichi Sankyo also posted strong returns. An overweight to Telecomm Services added value from a sector allocation perspective.

Some negative contributors during the reporting period included an underweight in the strong-performing Utilities sector, as well as an overweight allocation to the underperforming Industrial sector. A modest cash position in the Portfolio also had a negative impact on performance results. Individual holdings which detracted from results included electronic component manufacturer AVX Corp., home improvement giant Home Depot Inc., and mortgage buyer and guarantor Freddie Mac.

Past Performance is no guarantee of future results.

Allocation Growth Portfolio Class 3

Investment Objective:	Long term capital appreciation
Portfolio Managers:	Ibbotson Associates Advisors, LLC

Allocation Growth Portfolio
Average Annual Total Returns as of 03/31/07

Class 3*
1-year	11.36%
Since Inception	12.27%

* Inception date for Class 3: 02/14/05

1 The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.

2 The Blended Benchmark consists of 95% S&P 500 Index & 5% Lehman Brothers U.S. Aggregate Bond Index

3 The Lehman Brothers U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Allocation Growth Portfolio Class 3 shares posted a return of 11.36% for the twelve-month period ending March 31, 2007, compared to a return of 11.57% for the blended benchmark (95% S&P 500 Index/5% Lehman Brothers U.S. Aggregate Bond Index) and a gain of 11.83% for the S&P 500 Index.

The U.S. stock market exhibited strong performance for the one-year period ending March 31, 2007. The S&P 500 returned a healthy 11.83%, while mid-capitalization value stocks were the best-performing U.S. stocks for the period, returning 17.13%. Large value stocks returned slightly less than mid value stocks with a gain of 16.83%. Value outperformed growth across all domestic capitalization ranges by a significant margin: the value equities outpaced growth equities by 9.77% in the large capitalization space, 10.23% in the mid cap range, and 8.81% in the small cap range. The international equity markets performed exceptionally well, returning in excess of 20%, as measured by the MSCI EAFE Index. Emerging market stocks and REIT stocks had the highest returns over the period, both gaining more than 21%. The bond markets posted positive returns for the period. Core bonds returned 6.59% as measured by the Lehman Brothers U.S. Aggregate Bond Index. High yield was the top performing bond asset class, returning 11.58%. Emerging market bonds also performed well during the period, returning 11.35%. Cash equivalents returned 4.98%.

The performance of the Allocation Growth Portfolio lagged its benchmark primarily due to the underperformance of several individual underlying Portfolios relative to their respective benchmark indices. The Large Growth Portfolio and the Focused Growth Portfolio each trailed the Russell 1000 Growth index, the International Equity Portfolio underperformed the MSCI EAFE, Large Value Portfolio lagged the Russell 1000 Value index, and the Mid Value Portfolio fell short of the Russell Mid Cap Value index. The Diversified Fixed Income Portfolio also underperformed the Lehman Brothers U.S. Aggregate index.

The established strategic asset allocation policy of the Portfolio exceeded the performance of the blended benchmark (95% S&P 500 Index/5% Lehman Brothers U.S. Aggregate Bond Index) by just more than 2%. The asset allocation decision, particularly a significant international equity exposure and a value orientation, had a positive impact on Portfolio performance. Underlying Portfolios which outperformed their respective benchmarks and contributed positively to performance included Focus Value (Russell 1000 Value index), Small Cap (Russell 2000 index), and Strategic Fixed Income (Lehman Brothers U.S. Aggregate index).

Past Performance is no guarantee of future results.

Allocation Moderate Growth Portfolio Class 3

Investment Objective:	Long term capital appreciation
Portfolio Managers:	Ibbotson Associates Advisors, LLC

Allocation Moderate Growth Portfolio
Average Annual Total Returns as of 03/31/07

Class 3*
1-year	10.62%
Since Inception	10.81%

* Inception date for Class 3: 02/14/05

1 The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.

2 The Blended Benchmark consists of 80% S&P 500 Index & 20% Lehman Brothers U.S. Aggregate Bond Index

3 The Lehman Brothers U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Allocation Moderate Portfolio Class 3 shares posted a return of 10.62% for the twelve-month period ending March 31, 2007, compared to a return of 10.80% for the blended benchmark (80% S&P 500 Index/20% Lehman Brothers U.S. Aggregate Bond Index) and a gain of 11.83% for the S&P 500 Index.

The U.S. stock market exhibited strong performance for the one-year period ending March 31, 2007. The S&P 500 returned a healthy 11.83%, while mid-capitalization value stocks were the best-performing U.S. stocks for the period, returning 17.13%. Large value stocks returned slightly less than mid value stocks with a gain of 16.83%. Value outperformed growth across all domestic capitalization ranges by a significant margin: the value equities outpaced growth equities by 9.77% in the large capitalization space, 10.23% in the mid cap range, and 8.81% in the small cap range. The international equity markets performed exceptionally well, returning in excess of 20%, as measured by the MSCI EAFE Index. Emerging market stocks and REIT stocks had the highest returns over the period, both gaining more than 21%. The bond markets posted positive returns for the period. Core bonds returned 6.59% as measured by the Lehman Brothers U.S. Aggregate Bond Index. High yield was the top performing bond asset class, returning 11.58%. Emerging market bonds also performed well during the period, returning 11.35%. Cash equivalents returned 4.98%.

The performance of the Allocation Moderate Growth Portfolio lagged its benchmark primarily due to the underperformance of several individual underlying Portfolios relative to their respective benchmark indices. The Large Growth Portfolio and the Focused Growth Portfolio each trailed the Russell 1000 Growth index, the International Equity Portfolio underperformed the MSCI EAFE, Large Value Portfolio lagged the Russell 1000 Value index, and the Mid Value Portfolio fell short of the Russell Mid Cap Value index. The Diversified Fixed Income Portfolio also underperformed the Lehman Brothers U.S. Aggregate index.

The established strategic asset allocation policy of the Portfolio exceeded the performance of the blended benchmark (80% S&P 500 Index/20% Lehman Brothers U.S. Aggregate Bond Index) by a little more than 2%. The asset allocation decision, particularly a significant international equity exposure and a value orientation, had a positive impact on Portfolio performance. Underlying Portfolios which outperformed their respective benchmarks and contributed positively to performance included Focus Value (Russell 1000 Value index), Small Cap (Russell 2000 index), and Strategic Fixed Income (Lehman Brothers U.S. Aggregate index).

Past Performance is no guarantee of future results.

Allocation Moderate Portfolio Class 3

Investment Objective:	Long term capital appreciation and moderate current income
Portfolio Managers:	Ibbotson Associates Advisors, LLC

Allocation Moderate Portfolio
Average Annual Total Returns as of 03/31/07

Class 3*
1-year	9.82%
Since Inception	9.41%

* Inception date for Class 3: 02/14/05

1 The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.

2 The Blended Benchmark consists of 65% S&P 500 Index & 35% Lehman Brothers U.S. Aggregate Bond Index

3 The Lehman Brothers U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Allocation Moderate Portfolio Class 3 shares posted a return of 9.82% for the twelve-month period ending March 31, 2007, compared to a return of 10.02% for the blended benchmark (65% S&P 500 Index/35% Lehman Brothers U.S. Aggregate Bond Index) and a gain of 11.83% for the S&P 500 Index.

The U.S. stock market exhibited strong performance for the one-year period ending March 31, 2007. The S&P 500 returned a healthy 11.83%, while mid-capitalization value stocks were the best-performing U.S. stocks for the period, returning 17.13%. Large value stocks returned slightly less than mid value stocks with a gain of 16.83%. Value outperformed growth across all domestic capitalization ranges by a significant margin: the value equities outpaced growth equities by 9.77% in the large capitalization space, 10.23% in the mid cap range, and 8.81% in the small cap range. The international equity markets performed exceptionally well, returning in excess of 20%, as measured by the MSCI EAFE Index. Emerging market stocks and REIT stocks had the highest returns over the period, both gaining more than 21%. The bond markets posted positive returns for the period. Core bonds returned 6.59% as measured by the Lehman Brothers U.S. Aggregate Bond Index. High yield was the top performing bond asset class, returning 11.58%. Emerging market bonds also performed well during the period, returning 11.35%. Cash equivalents returned 4.98%.

The performance of the Allocation Moderate Portfolio lagged its benchmark primarily due to the underperformance of several individual underlying Portfolios relative to their respective benchmark indices. The Large Growth Portfolio and the Focused Growth Portfolio each trailed the Russell 1000 Growth index, the International Equity Portfolio underperformed the MSCI EAFE, Large Value Portfolio lagged the Russell 1000 Value index, and the Mid Value Portfolio fell short of the Russell Mid Cap Value index. The Diversified Fixed Income Portfolio also underperformed the Lehman Brothers U.S. Aggregate index.

The established strategic asset allocation policy of the Portfolio exceeded the performance of the blended benchmark (65% S&P 500 Index/35% Lehman Brothers U.S. Aggregate Bond Index) by almost 2%. The asset allocation decision, particularly a significant international equity exposure and a value orientation, had a positive impact on Portfolio performance. Underlying Portfolios which outperformed their respective benchmarks and contributed positively to performance included Focus Value (Russell 1000 Value index), Small Cap (Russell 2000 index), and Strategic Fixed Income (Lehman Brothers U.S. Aggregate index).

Past Performance is no guarantee of future results.

Allocation Balanced Portfolio Class 3

Investment Objective:	Long term capital appreciation and current income
Portfolio Managers:	Ibbotson Associates Advisors, LLC

Allocation Balanced Portfolio
Average Annual Total Returns as of 03/31/07

Class 3*
1-year	8.89%
Since Inception	7.81%

* Inception date for Class 3: 02/14/05

1 The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.

2 The Blended Benchmark consists of 50% S&P 500 Index & 50% Lehman Brothers U.S. Aggregate Bond Index

3 The Lehman Brothers U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Allocation Moderate Portfolio Class 3 shares posted a return of 8.89% for the twelve-month period ending March 31, 2007, compared to a return of 9.24% for the blended benchmark (50% S&P 500 Index/50% Lehman Brothers U.S. Aggregate Bond Index) and a gain of 11.83% for the S&P 500 Index.

The U.S. stock market exhibited strong performance for the one-year period ending March 31, 2007. The S&P 500 returned a healthy 11.83%, while mid-capitalization value stocks were the best-performing U.S. stocks for the period, returning 17.13%. Large value stocks returned slightly less than mid value stocks with a gain of 16.83%. Value outperformed growth across all domestic capitalization ranges by a significant margin: the value equities outpaced growth equities by 9.77% in the large capitalization space, 10.23% in the mid cap range, and 8.81% in the small cap range. The international equity markets performed exceptionally well, returning in excess of 20%, as measured by the MSCI EAFE Index. Emerging market stocks and REIT stocks had the highest returns over the period, both gaining more than 21%. The bond markets posted positive returns for the period. Core bonds returned 6.59% as measured by the Lehman Brothers U.S. Aggregate Bond Index. High yield was the top performing bond asset class, returning 11.58%. Emerging market bonds also performed well during the period, returning 11.35%. Cash equivalents returned 4.98%.

The performance of the Allocation Balanced Portfolio lagged its benchmark primarily due to the underperformance of several individual underlying Portfolios relative to their respective benchmark indices. The Large Growth Portfolio and the Focused Growth Portfolio each trailed the Russell 1000 Growth index, the International Equity Portfolio underperformed the MSCI EAFE, Large Value Portfolio lagged the Russell 1000 Value index, and the Mid Value Portfolio fell short of the Russell Mid Cap Value index. The Diversified Fixed Income Portfolio also underperformed the Lehman Brothers U.S. Aggregate index.

The established strategic asset allocation policy of the Portfolio exceeded the performance of the blended benchmark (50% S&P 500 Index/50% Lehman Brothers U.S. Aggregate Bond Index) by about 1.5%. The asset allocation decision, particularly a significant international equity exposure and a value orientation, had a positive impact on Portfolio performance. Underlying Portfolios which outperformed their respective benchmarks and contributed positively to performance included Focus Value (Russell 1000 Value index), Small Cap (Russell 2000 index), and Strategic Fixed Income (Lehman Brothers U.S. Aggregate index).

Past Performance is no guarantee of future results.

Cash Management Portfolio Class 1

Investment Objective:	High current yield while preserving capital
Portfolio Managers:	Columbia Management Advisors, LLC (formerly Banc of America Capital Management, LLC)

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Cash Management Portfolio
Average Annual Total Returns as of 03/31/07

	Class 1*	Class 2*	Class 3*
1-year	4.79%	4.64%	4.55%
5-year	2.02%	1.87%	N/A
Since Inception	2.86%	2.16%	1.89%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00;
Class 3: 11/11/02

The Cash Management Portfolio Class 1 shares returned 4.79% for the twelve-month period ending March 31, 2007.

The Federal Reserve increased the benchmark federal funds target rate twice during the reporting period, beginning at 4.75% and finished at 5.25%, marking the end of a 2-year tightening cycle of monetary policy that began in June 2004. The Fed was concerned with inflation as well as a weakening housing market, and both issues factored into their decisions on the direction of interest rates at the Federal Open Market Committee meetings throughout the period. The Fed chose to keep rates on hold during the latter half of the Portfolio's fiscal year, and the LIBOR curve remained flat-to-inverted throughout the latter half of the period.

The portfolio returned 4.79% for the fiscal year and averaged $98 million in assets under management. The portfolio invested a significant portion of assets in commercial paper as well as securities with coupons indexed to the Prime rate.

Past Performance is no guarantee of future results.

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1 SunAmerica Center
Los Angeles, CA 90067-6022

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J-1906-AR.3 (R 5/07)

Item 2. Code of Ethics.

Seasons Series Trust (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Allan Sher qualifies as an audit committee financial expert, as defined in the instructions to Item 3(a) of Form N-CSR. Mr. Sher is considered an “independent” Trustee for purposes of Item 3(a) (2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the Fund for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2006	2007
(a) Audit Fees	$495,264	$532,649
(b) Audit-Related Fees	$153,484	$0
(c) Tax Fees	$107,585	$116,004
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Audit-Related Fees principally include a SAS No. 100 review of the registrant’s Semiannual Shareholder Report. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates(as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the Registrant’s principal accountant were as follows:

	2006	2007
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

(e) (1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the Registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that    permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the Registrant’s audit committee charter.

(2) No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2007 and 2006 were $598,454 and $763,194, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ Vincent M. Marra
Vincent M. Marra
President
Date: June 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President
Date: June 8, 2007

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: June 8, 2007